UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008— December 31, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|08

Annual report

A world of investing.℠

Putnam INVESTMENTS

A series of mutual fund portfolios for variable annuity investors

Putnam VT American Government
Income Fund

Putnam VT Capital Appreciation Fund*

Putnam VT Capital Opportunities Fund

Putnam VT Discovery Growth Fund*

Putnam VT Diversified Income Fund

Putnam VT Equity Income Fund

Putnam VT The George Putnam
Fund of Boston

Putnam VT Global Asset Allocation Fund

Putnam VT Global Equity Fund

Putnam VT Global Health Care Fund
formerly Putnam VT Health Sciences Fund

Putnam VT Global Utilities Fund
formerly Putnam VT Utilities Growth
and Income Fund

Putnam VT Growth and Income Fund

Putnam VT Growth Opportunities Fund

Putnam VT High Yield Fund

Putnam VT Income Fund

Putnam VT International Equity Fund

Putnam VT International
Growth and Income Fund

Putnam VT International
New Opportunities Fund

Putnam VT Investors Fund

Putnam VT Mid Cap Value Fund

Putnam VT Money Market Fund

Putnam VT New Opportunities Fund

Putnam VT New Value Fund*

Putnam VT OTC & Emerging Growth Fund*

Putnam VT Research Fund

Putnam VT Small Cap Value Fund

Putnam VT Vista Fund

Putnam VT Voyager Fund

* Merged into an acquiring Putnam VT fund
on February 17, 2009.

Contents

Report from Putnam Management	1

Performance Summary	3

Reports on Individual Funds	5

Fund Performance Charts	33

Additional Management Information	40

Fund Expense Information	43

Trustee Approval of Management Contract	47

Other Important Information	58

Report of Independent Registered

Public Accounting Firm	59

Portfolio of Investments Owned	60

Statement of Assets and Liabilities	300

Statement of Operations	310

Statement of Changes in Net Assets	316

Financial Highlights	326

Notes to Financial Statements	343

Federal Tax Information	376

Shareholder Meeting Results	377

Brokerage Commissions	378

Trustee Information	380

Officers	384

Report from Putnam Management

The year 2008 was among the worst for investors in modern history. U.S. equity markets were beset by a host of factors — the emerging liquidity crisis, worsening economic news, whipsawing commodity prices, and a sea of troubles for Wall Street institutions. Certain fixed-income sectors produced losses even more steep and unexpected than declines witnessed in equities. Many bonds were marked down to extremely low levels over the course of the year, and as of January 2009, high-yield bonds had never offered such a wide spread to U.S. Treasuries. Few asset classes went unscathed. Some assets greatly in demand as recently as the midpoint of last year, such as commodities, energy stocks, and emerging-market stocks, lost at least half of their value in the second half.

Notably, during the first and third quarters of 2008, the collapse, sale, or rescue of several once-venerable financial institutions held center stage while economic conditions worsened: Employment and income gains stalled, industrial production fell, and consumer confidence waned. One of the largest spurs to the nearly unprecedented market volatility was liquidity risk, which affected many investment types. Bids for many bonds simply vanished in 2008. Illiquidity among even short-term instruments resulted for a time in a near-crisis across money market funds.

Reflecting the liquidity crisis, short-term borrowing costs skyrocketed and policymakers responded with unprecedented measures. By the end of 2008, the U.S. Federal Reserve (the Fed) had effectively reduced interest rates to zero in an attempt to flood credit markets with liquidity. The U.S. Treasury committed the first $350 billion component of the TARP (Troubled Assets Relief Program), although in a different manner than originally envisioned, by injecting capital into many financial institutions rather than by purchasing bad debt. Global actions included the Bank of England’s dramatic interest-rate cut and China’s announcement of a massive stimulus program. Near the end of 2008, credit market distress eased, although economic indicators continued to deteriorate.

With global deleveraging across capital markets and corporations likely to continue, market liquidity should remain an issue in 2009. To limit losses, Putnam Management recommends diversification and patience in building investment holdings. Although there is no guarantee against market losses, a gradual and methodical approach may be the best way to take advantage of distressed valuations without high exposure to downside risk.

EQUITIES

►United States At the start of 2008, the U.S. equity market sustained significant losses as investors took shelter from a barrage of bad news concerning the economy and the possible long-term effects of the subprime mortgage crisis. At mid-year, stocks were buffeted by a wave of high-profile bankruptcies, government takeovers of large institutions, and bailouts, as well as by wide swings in energy prices. The fourth quarter saw the advent of a global recession and a spike in unemployment. U.S. equities recovered somewhat late in the year, but economic data continued to worsen, and the crucial question for investors today is whether the real economy will weaken enough to justify 2008’s plunge in stock prices. Putnam Management believes the answer to this question depends upon the fiscal policy stimulus bill expected under President Obama’s administration. If this stimulus package restores consumer confidence and investor risk appetite, then December’s stronger market tone could presage a significant recovery in stocks. Putnam Management expects the stimulus package to focus on foreclosure prevention and infrastructure spending, which should influence leadership in equity market sectors.

►International Most stock markets outside the United States fell even more sharply than the U.S. market as investors pared their positions in international equities. The global liquidity crisis and the specter of slowing economic activity took their toll on European, Asian, and emerging-market stocks during the year. In Europe, the euro’s uptick near year-end signaled an easing of pressures on investors to sell that currency in order to meet dollar and yen obligations. Going forward, European markets could benefit from a stable or rising euro. And despite a weaker global economy and dimmed prospects for exporters, Putnam Management expects a relative performance recovery in Asia. Many of the region’s markets, notably Japan, are deeply oversold following record calendar-year declines. However, in the near term, Putnam Management does not anticipate a reversal in the trend of relatively weaker returns for equity markets outside the United States.

FIXED INCOME

►United States As subprime housing loan problems grew into a global credit crisis in 2008, a “flight to quality” within fixed-income markets ensued and credit spreads widened to unprecedented levels. Beginning with the collapse of Bear

1

Report from Putnam Management (Continued)

Stearns in March, Wall Street endured earthshaking events as financial pressure on major investment banks accelerated and liquidity dried up. At various points, short-term credit markets went from somewhat illiquid to frozen. Banks, fearful of possible toxic assets on one another’s books, became reluctant to lend to other institutions. However, late in the year credit markets began to right themselves after a disastrous October and November. Forceful policy steps brought to bear by the Fed and the Treasury Department seemed to be having an effect. Putnam Management believes that there are opportunities in the current environment to gain return potential at relatively low risk. For example, the FDIC — the government agency that insures bank deposits — is now backing bank-issued debt that carries yields 2% or 3% above U.S. Treasuries.

►International In 2008, countries with leveraged financial and housing sectors, such as the United Kingdom, Ireland, Spain, and Australia, were especially hard hit by the global recession. Japan, Germany, and Switzerland held up relatively better. Putnam Management continues to emphasize high-quality securitized international fixed-income instruments over sovereign bonds, and an underweight within emerging markets.

The views expressed here are exclusively those of Putnam Management.They are not meant as investment advice and are subject to change. Past performance is not a guarantee of future results. Indexes mentioned are used as broad measures of market performance. It is not possible to invest directly in an index.

2

PERFORMANCE SUMMARY

Total return at net asset value (as of 12/31/08)

			5 years		10 years		Life
Putnam VT — Class IA shares	Inception Date	1 year	Cumulative	Annualized	Cumulative	Annualized	Cumulative	Annualized

American Government Income Fund	2/1/00	0.54%	18.19%	3.40%	—	—	57.17%	5.20%
Capital Appreciation Fund**	9/29/00	–38.28	–19.35	–4.21	—	—	–38.58	–5.73
Capital Opportunities Fund	5/1/03	–35.02	–10.88	–2.28	—	—	16.08	2.67
Discovery Growth Fund**	9/29/00	–43.08	–18.75	–4.07	—	—	–62.14	–11.10
Diversified Income Fund	9/15/93	–31.07	–13.26	–2.81	17.15%	1.60%	57.56	3.02
Equity Income Fund	5/1/03	–31.02	0.81	0.16	—	—	22.56	3.66
The George Putnam Fund of Boston	4/30/98	–40.57	–23.74	–5.28	–9.80	–1.03	–6.47	–0.63
Global Asset Allocation Fund	2/1/88	–33.16	–8.71	–1.81	–4.79	–0.49	235.47	5.96
Global Equity Fund	5/1/90	–45.24	–8.07	–1.67	–24.30	–2.75	113.14	4.14
Global Health Care Fund*	4/30/98	–16.90	3.93	0.77	5.97	0.58	16.04	1.40
Global Utilities Fund†	5/4/92	–30.33	41.61	7.21	22.70	2.07	207.24	6.97
Growth and Income Fund‡	2/1/88	–38.57	–20.99	–4.60	–15.57	–1.68	348.39	7.44
Growth Opportunities Fund‡	2/1/00	–37.64	–23.56	–5.23	—	—	–64.61	–11.00
High Yield Fund	2/1/88	–26.21	–3.30	–0.67	22.90	2.08	239.86	6.02
Income Fund	2/1/88	–23.78	–9.48	–1.97	16.51	1.54	189.06	5.21
International Equity Fund	1/2/97	–43.84	2.38	0.47	25.53	2.30	73.02	4.68
International Growth and Income Fund	1/2/97	–45.85	2.85	0.56	23.08	2.10	63.57	4.19
International New Opportunities Fund	1/2/97	–42.36	11.51	2.20	14.90	1.40	32.66	2.38
Investors Fund	4/30/98	–39.44	–18.99	–4.12	–37.00	–4.52	–26.50	–2.85
Mid Cap Value Fund	5/1/03	–42.77	–12.19	–2.57	—	—	13.29	2.23
Money Market Fund	2/1/88	2.83	17.25	3.23	38.59	3.32	147.71	4.43
New Opportunities Fund‡	5/2/94	–38.62	–13.67	–2.90	–29.97	–3.50	85.45	4.30
New Value Fund**	1/2/97	–44.60	–24.49	–5.46	7.96	0.77	34.91	2.53
OTC & Emerging Growth Fund**	4/30/98	–45.50	–18.35	–3.97	–54.46	–7.56	–54.03	–7.03
Research Fund	9/30/98	–38.42	–21.37	–4.69	–21.49	–2.39	–6.17	–0.62
Small Cap Value Fund	4/30/99	–39.26	–15.09	–3.22	—	—	59.41	4.94
Vista Fund	1/2/97	–45.41	–19.66	–4.28	–27.03	–3.10	7.42	0.60
Voyager Fund‡	2/1/88	–36.87	–21.23	–4.66	–25.31	–2.88	382.38	7.81

During portions of the periods shown, all funds limited expenses, without which returns would have been lower. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider, who can provide you with performance that reflects the charges and expenses at your contract level.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC). Although Putnam VT Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund. Notwithstanding the preceding statements, Putnam VT Money Market Fund is participating in the U.S. Treasury Department's Guarantee Program for Money Market Funds through April 30, 2009. The Program covers the amount a shareholder held in each fund as of the close of business on September 19, 2008, or the amount a shareholder is holding if and when a guarantee event occurs, whichever amount is less. It does not cover any increase in the number of shares held after September 19, 2008. If a shareholder redeemed all shares and closed their account during the period, future investments will not be guaranteed.

*Prior to January 2, 2009, this fund was known as Putnam VT Health Sciences Fund. As of January 2, 2009, the fund is pursuing a new global health care sector investment strategy. Performance prior to January 2, 2009 may have differed if the fund pursued a global health care sector investment strategy during such period.

**Merged into an acquiring Putnam VT fund on February 17, 2009.

†Prior to January 2, 2009, this fund was known as Putnam VT Utilities Growth and Income Fund. As of January 2, 2009, the fund is pursuing a new global utilities sector investment strategy. Performance prior to January 2, 2009 may have differed if the fund pursued a global utilities sector investment strategy during such period.

‡Recent performance benefited from receipt of an Enron Class Action Settlement pertaining to investments made prior to 2002.

3

PERFORMANCE SUMMARY

Total return at net asset value (as of 12/31/08)

			5 years		10 years		Life
Putnam VT — Class IB shares	Inception Date	1 year	Cumulative	Annualized	Cumulative	Annualized	Cumulative	Annualized

American Government Income Fund	2/1/00	0.30%	16.73%	3.14%	—	—	53.98%	4.96%
Capital Appreciation Fund**	9/29/00	–38.39	–20.32	–4.44	—	—	–39.78	–5.96
Capital Opportunities Fund	5/1/03	–35.18	–12.04	–2.53	—	—	14.39	2.40
Discovery Growth Fund**	9/29/00	–43.11	–19.58	–4.26	—	—	–62.84	–11.30
Diversified Income Fund	4/6/98	–30.82	–13.83	–2.93	15.19%	1.42%	53.54	2.84
Equity Income Fund	5/1/03	–31.21	–0.48	–0.10	—	—	20.80	3.39
The George Putnam Fund of Boston	4/30/98	–40.72	–24.63	–5.50	–11.72	–1.24	–8.47	–0.83
Global Asset Allocation Fund	4/30/98	–33.32	–9.59	–2.00	–6.21	–0.64	225.71	5.81
Global Equity Fund	4/30/98	–45.35	–9.21	–1.91	–26.07	–2.98	105.68	3.94
Global Health Care Fund*	4/30/98	–17.01	2.75	0.54	3.77	0.37	13.52	1.20
Global Utilities Fund†	4/30/98	–30.49	39.83	6.94	19.99	1.84	197.73	6.77
Growth and Income Fund‡	4/6/98	–38.70	–21.93	–4.83	–17.43	–1.90	331.70	7.24
Growth Opportunities Fund‡	2/1/00	–37.79	–24.47	–5.46	—	—	–65.33	–11.20
High Yield Fund	4/30/98	–26.37	–4.66	–0.95	20.18	1.86	227.40	5.83
Income Fund	4/30/98	–23.93	–10.56	–2.21	14.02	1.32	178.68	5.02
International Equity Fund	4/30/98	–43.95	1.13	0.22	22.95	2.09	68.90	4.47
International Growth and Income Fund	4/6/98	–46.02	1.44	0.29	20.32	1.87	59.55	3.97
International New Opportunities Fund	4/30/98	–42.48	10.20	1.96	12.48	1.18	29.49	2.18
Investors Fund	4/30/98	–39.55	–19.95	–4.35	–38.36	–4.72	–28.17	–3.05
Mid Cap Value Fund	5/1/03	–42.83	–13.16	–2.78	—	—	11.88	2.00
Money Market Fund	4/30/98	2.57	15.79	2.98	35.36	3.07	142.77	4.33
New Opportunities Fund‡	4/30/98	–38.75	–14.68	–3.13	–31.55	–3.72	80.07	4.09
New Value Fund**	4/30/98	–44.76	–25.49	–5.71	5.60	0.55	31.56	2.31
OTC & Emerging Growth Fund**	4/30/98	–45.66	–19.42	–4.23	–55.42	–7.76	–55.05	–7.22
Research Fund	9/30/98	–38.54	–22.30	–4.92	–23.04	–2.58	–8.28	–0.84
Small Cap Value Fund	4/30/99	–39.39	–16.14	–3.46	—	—	55.86	4.70
Vista Fund	4/30/98	–45.54	–20.71	–4.54	–28.68	–3.32	4.85	0.40
Voyager Fund‡	4/30/98	–37.03	–22.23	–4.90	–26.97	–3.09	364.27	7.62

During portions of the periods shown, all funds limited expenses, without which returns would have been lower. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC). Although Putnam VT Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund. Notwithstanding the preceding statements, Putnam VT Money Market Fund is participating in the U.S. Treasury Department's Guarantee Program for Money Market Funds through April 30, 2009. The Program covers the amount a shareholder held in each fund as of the close of business on September 19, 2008, or the amount a shareholder is holding if and when a guarantee event occurs, whichever amount is less. It does not cover any increase in the number of shares held after September 19, 2008. If a shareholder redeemed all shares and closed their account during the period, future investments will not be guaranteed.

*Prior to January 2, 2009, this fund was known as Putnam VT Health Sciences Fund. As of January 2, 2009, the fund is pursuing a new global health care sector investment strategy. Performance prior to January 2, 2009 may have differed if the fund pursued a global health care sector investment strategy during such period.

**Merged into an acquiring Putnam VT fund on February 17, 2009.

†Prior to January 2, 2009, this fund was known as Putnam VT Utilities Growth and Income Fund. As of January 2, 2009, the fund is pursuing a new global utilities sector investment strategy. Performance prior to January 2, 2009 may have differed if the fund pursued a global utilities sector investment strategy during such period.

‡Recent performance benefited from receipt of an Enron Class Action Settlement pertaining to investments made prior to 2002.

4

Putnam VT American Government Income Fund

INVESTMENT OBJECTIVE
High current income with preservation of capital as its secondary objective

PORTFOLIO
U.S. Treasury securities, government agency mortgage-backed securities and high-quality private mortgage-backed and asset-backed securities

NET ASSET VALUE	December 31, 2008
Class IA	$11.27
Class IB	$11.23

PORTFOLIO MANAGEMENT

The fund is managed by Rob Bloemker, Daniel Choquette, and Michael Salm. Information about other funds managed by these individuals can be found beginning on page 40.

CREDIT QUALITY
Aaa	99.47%	Ba	0.01%
Aa	0.39%	B	0.04%
A	0.08%	Other	—
Baa	0.01%

Portfolio composition and credit quality will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Credit qualities shown as a percentage of portfolio value as of 12/31/08. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade.The chart reflects Moody's ratings; percentages may include bonds not rated by Moody's but considered by Putnam Management to be of comparable quality. Ratings will vary over time. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

As we entered 2008, a process of deleveraging was under way, as banks were forced to recognize losses related to subprime mortgages. As a result, banks were pulling back financing from hedge funds and other leveraged investors. As 2008 progressed, a collapse in the value of securities backed by mortgages would lead to the demise, forced merger, or government bailout of several leading financial institutions. Events came to a head in September, highlighted by the failure of investment bank Lehman Brothers, which sent shock waves throughout global markets. Throughout the year, the Federal Reserve (the Fed) responded to events with a range of unprecedented measures designed to restore liquidity and stability to the markets. In addition, the Bush administration brought forth a $700 billion package in the wake of September’s developments that was designed to prop up teetering financial institutions. The ultimate impact of the government’s efforts on the economy, however, remained unclear. In the bond markets, investors fled to the relative safety of U.S. Treasury securities. As a result, the fund’s class IA shares returned 0.54% at net asset value for the 12-month period ended December 31, 2008.

With respect to security selection, the fund’s strategy has been to maximize exposure to AAA-rated mortgage-backed securities, including those issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac), in view of the attractive yields they have been offering relative to Treasuries. In the wake of Lehman’s failure, however, investors questioned all assumptions about what constituted acceptable risk exposure. As a result, prices on even AAA-rated securities with heavy protection against default were driven down. This post-Lehman dynamic was the principal factor in the fund’s performance for the year.

A key factor with mortgage-backed securities, in addition to defaults, is the rate of prepayment on underlying mortgages as borrowers sell their homes or refinance. The fund manager continues to believe that prepayments overall are likely to be well below average for some time, as homeowners face depreciated assets and more stringent lending standards. As a result, the fund is maintaining its exposure to prepayment-sensitive sectors that provide a high degree of income, such as interest-only and higher coupon securities.

As we entered 2009, Treasury rates were at historical lows, reflecting a dismal economic outlook and extreme investor risk aversion. The Fed has given banks a range of tools with which to provide liquidity, but it remains to be seen when they will gain the confidence to cease hoarding their balance sheets and resume lending. With Fannie Mae and Freddie Mac in conservatorship, but not carrying an explicit government guarantee, spreads (the difference between these instruments and Treasuries) have widened on those securities, and the immediate outlook for the sector remains murky. In this environment, however, the fund’s managers are comfortable with their significant exposure to AAA-rated securities that have been punished disproportionately by the rush into Treasuries, believing they will be among the first to respond when economic conditions stabilize.

Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

5

Putnam VT Capital Appreciation Fund*

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks selected on the basis of their underlying worth, without a style bias toward either growth or value

NET ASSET VALUE	December 31, 2008
Class IA	$4.54
Class IB	$4.50

PORTFOLIO MANAGEMENT

The fund is managed by Gerard Sullivan and Robert Brookby. Information about other funds managed by these individuals can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Stocks experienced significant losses during 2008, as the financial crisis deepened and the U.S. economy entered recession. Most affected were financial institutions forced to account for losses related to the deterioration in the credit environment. In September alone, the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) were placed into conservatorship by the government; investment bank Lehman Brothers failed; insurance conglomerate American International Group was bailed out by the U.S. Treasury; and the FDIC seized and sold giant thrift Washington Mutual. In response, the Bush administration and Congress put forward a $700 billion package that was designed to unfreeze credit markets and prevent collapsing financial institutions from sinking the economy. The ultimate details and impact of the rescue plan, however, remained unclear. The fund’s significant exposure to the financials sector — coupled with poor stock selection within the sector — held back returns. In addition, the fund’s underweight to consumer staples held back performance. While the fund’s modest exposure to energy stocks helped performance, stock picking within the sector had a negative impact. For the 12 months ended December 31, 2008, the fund’s class IA shares had a loss of 38.28% at net asset value.

Financial stocks led the market downturn over the year. Among the fund’s financial holdings, investment bank Lehman Brothers, financial guarantor AMBAC, and Freddie Mac all weighed on returns. The fund sold its position in AMBAC before mid-year, but not before the stock experienced much of its decline. Within the energy sector, an underexposure to Exxon Mobil held back performance. The underexposure to Wal-Mart within the low-cost consumer segment also hurt returns.

On the positive side, the fund’s holdings of retail discount chain Dollar Tree Stores helped returns as consumers grew increasingly cost-conscious in the slowing economic environment. Exposure to toy manufacturer Hasbro also added to performance. Within the forest products and packaging category, the fund’s holdings of Rock-Tenn contributed to performance. The holding was sold for a gain and was not held at period-end.

By now, you have received notice that Putnam VT Capital Appreciation Fund has been merged into Putnam VT Investors Fund, a large-cap blend fund of greater size with a similar investment objective. Both funds invest in growth and value stocks of U.S. companies whose stock prices reflect values that are lower than the values that Putnam places on the companies. The merger was approved by the funds’ Board of Trustees, and did not require shareholder approval.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

* Merged into Putnam VT Investors Fund on February 17, 2009.

6

Putnam VT Capital Opportunities Fund

INVESTMENT OBJECTIVE
Long-term growth of capital

PORTFOLIO
Common stocks of small and midsize companies, selected on the basis of management’s perception of their underlying worth, without a style bias toward either growth or value

NET ASSET VALUE	December 31, 2008
Class IA	$8.86
Class IB	$8.79

PORTFOLIO MANAGEMENT

The fund is managed by Joseph Joseph. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

In 2008, the U.S. stock market suffered one of the worst years in its history. As the meltdown in the subprime mortgage sector evolved into a full-fledged financial crisis, economic growth slowed precipitously and analysts were forced to slash earnings estimates for both 2008 and 2009. The resulting market downturn eventually fed on itself in a wave of forced selling by hedge funds and other leveraged investors. Although the market recovered somewhat during December following the U.S. government’s efforts to alleviate the effects of the crisis, stocks nonetheless finished the year deeply in the red. In this environment, the class IA shares of Putnam VT Capital Opportunities Fund had a loss of 35.02% at net asset value during 2008.

Stock selection in the consumer discretionary sector helped the fund’s performance, with Dollar Tree Stores and Hasbro as the leading performers. Stock selection also helped in the health care sector, where positions in pharmaceuticals, such as King Pharmaceuticals and Watson Pharmaceuticals, boosted relative performance. On the negative side, stock selection was less effective in the industrials sector. Here, two of the largest detractors were the infrastructure- and construction-related companies Manitowoc Co. and Chicago Bridge and Iron.

The fund’s manager continues to employ a research-intensive, bottom-up approach to stock selection. This approach led to a reduction in the fund’s weighting in the consumer discretionary sector during the first half of the year, a move that added value given the sector’s subsequent underperformance. Fund management has also tilted the portfolio away from the industrials sector, where it believes valuations remain expensive. At the same time, management has sought to take advantage of opportunities in stocks that have fallen in sympathy with the broader market, but whose underlying valuations are compelling. For instance, management has purchased shares of regional banks that have been hit hard by the sell-off in financials. Among these are PacWest Bancorp, City National Corp, and UCBH Holdings, all of which have strong deposit franchises. The technology sector also has been a source of opportunity for the fund. Here, management purchased shares of Akamai Technologies, which provides services for accelerating the delivery of content and applications over the Internet. The company has a strong business and a healthy balance sheet, yet the fund was able to purchase shares near the lowest valuation level for Akamai stock since the company went public in late 2000. Similarly, the fund bought shares in the financial information provider FactSet Research Systems, whose valuation also fell to near historic lows amid the broader market sell-off.

Given the compelling valuations emerging throughout the small-cap asset class, the fund’s manager believes this opportunistic approach should position the fund well for 2009.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

7

Putnam VT Discovery Growth Fund*

INVESTMENT OBJECTIVE
Long-term growth of capital

PORTFOLIO
Stocks of small, midsize, and large companies that management believes offer above-average growth potential

NET ASSET VALUE	December 31, 2008
Class IA	$3.09
Class IB	$3.02

PORTFOLIO MANAGEMENT

The fund is managed by Gerald Moore. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The equity market faced significant challenges in 2008 as continued fallout from the subprime mortgage crisis and dislocations in financial markets slowed U.S. economic growth. Larger, value-oriented stocks performed best, although the market largely seemed to disregard valuation as a tool for evaluating winners and losers. Smaller company stocks stumbled as banks slowed lending and curtailed the lines of credit that many of the underlying firms depend on to conduct business and grow. Despite solid returns from health-care and consumer discretionary stocks, fund performance lagged due to a large position in smaller-capitalization stocks and extensive holdings in the poorly performing capital goods, industrial, and energy sectors. For the 12 months ended December 31, 2008, Putnam VT Discovery Growth Fund’s class IA shares had a loss of 43.08% at net asset value.

Throughout the year, the fund’s manager remained focused on individual stock analysis, evaluation, and selection as the main drivers of fund performance. Of course, management also continuously monitors macroeconomic and market developments to gauge their potential impact on investment strategy and specific holdings. For example, during the first half of the period, these considerations led the manager to keep the portfolio’s weighting low in the hard-hit financials and consumer cyclicals sectors and high among strong-performing energy stocks. This strategy worked well until late summer, when energy and commodity prices fell precipitously and financial stocks began to rebound. In August, fund management began shifting energy assets into more defensive health-care holdings and select consumer discretionary stocks. The move proved beneficial, but it did not fully offset the earlier drag on performance. In fact, the fund’s top detractors over the period were energy and industrial stocks and included engineering/construction companies Chicago Bridge & Iron and URS Corporation, coal producers Arch Coal and Walter Industries, and commodities shipping company Dryships. With the exception of Walter Industries, all of these holdings were sold by period-end.

Health care was one of the brighter spots in the year’s lackluster equity landscape. Fortunately, the fund had a large stake in the sector. Positive contributors included biotechnology/pharmaceutical company Emergent Biosolutions, developer of an anthrax vaccine. The success of Valeant Pharmaceutical’s antiviral hepatitis drugs boosted performance. Health-care distributor Owens & Minor also delivered positive results on a relative basis. Medical device maker Datascope announced a takeover by Swedish health-care company Getinge, and this drove up Datascope’s stock price. Among consumer discretionary stocks, auto parts retailer AutoZone and gravestone and memorials maker Matthews, which was sold by the end of the period, stood out.

By now, you have received notice that Putnam VT Discovery Growth Fund has been merged into Putnam VT New Opportunities Fund, a growth fund of greater size with a similar investment objective. Both funds invest in stocks from a diverse array of small, medium, and large U.S. companies positioned for growth over the long term. The merger was approved by the funds’ Board of Trustees, and did not require shareholder approval.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

* Merged into Putnam VT New Opportunities Fund on February 17, 2009.

8

Putnam VT Diversified Income Fund

INVESTMENT OBJECTIVE
As high a level of current income as management believes is consistent with preservation of capital

PORTFOLIO
The fund invests across all sectors of the global bond markets and across the credit spectrum

NET ASSET VALUE	December 31, 2008
Class IA	$5.72
Class IB	$5.68

PORTFOLIO MANAGEMENT

The fund is managed D. William Kohli, Michael Atkin, Rob Bloemker, Kevin Murphy, and Paul Scanlon. Information about other funds managed by these individuals can be found beginning on page 40.

CREDIT QUALITY
Aaa	57.49%	Ba	11.65%
Aa	6.24%	B	10.60%
A	3.31%	Other	5.02%
Baa	5.69%

Portfolio composition and credit quality will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Credit qualities shown as a percentage of portfolio value as of 12/31/08. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade.The chart reflects Moody's ratings; percentages may include bonds not rated by Moody's but considered by Putnam Management to be of comparable quality. Ratings will vary over time. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The past 12 months included the most volatile period for the fixed-income credit markets that the portfolio managers have witnessed in 20 years, and some economic statistics posted near the end of 2008 were as negative as have been seen in a century. The period saw unprecedented price volatility, collapses of large financial institutions, and government intervention in the markets on a scale not seen since the 1930s. During the early months of the period, and again from mid-September through November 2008, investors indiscriminately fled even high-quality mortgage and credit instruments for government-backed U.S. Treasury bonds. Despite the managers’ emphasis on securities of higher quality and a continued cautious stance on duration (a measure of portfolio risk), the fund’s class IA shares had a loss of 31.07% at net asset value for the 12 months ended December 31, 2008.

Beginning in late 2007 through early 2008, global credit markets grew increasingly illiquid, reaching the first of several subsequent low points with the collapse of Bear Stearns in March. Other factors contributing to market volatility earlier in the period included rapidly rising energy and commodity prices, although prices have since receded. In July came the government’s financial rescue of the assets of the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

From a Wall Street perspective, September’s events were truly earthshaking, as financial pressure on major investment and commercial banks grew intense and market liquidity dried up. Meanwhile, short-term credit markets, notably the commercial paper market that businesses rely on to meet everyday business costs, went from somewhat illiquid to frozen during the fall. In a series of policy responses to the economic crisis, the Fed created several lending facilities in an attempt to restore a measure of liquidity to the credit markets. And federal lawmakers also approved the $700 billion Troubled Asset Relief Program (TARP) that authorized the U.S. Treasury to inject large sums of money into the financial system in another attempt to foster liquidity.

The fund holds significant weights to corporate and mortgage-related securities, all of which lagged in an environment where investors were highly concerned about safety. These exposures hurt performance. The fund benefited from its focus on steeper yield curves by emphasizing shorter-term securities and underweighting longer-term issues. To compensate for the increased risk of inflation that the managers anticipate worldwide, the fund is holding a significant position in inflation-linked strategies. In addition, because management believes that the market is presenting some of the best opportunities it has seen in two decades, at several points during recent periods of volatility, management increased the fund’s positions within high-quality mortgage and mortgage-backed securities with two- to five-year time horizons. Management believes it has done so without significantly increasing the portfolio’s credit risk going forward.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

9

Putnam VT Equity Income Fund

INVESTMENT OBJECTIVE
Capital growth and current income

PORTFOLIO
Primarily stocks of mature, large companies that pay regular dividends

NET ASSET VALUE	December 31, 2008
Class IA	$9.72
Class IB	$9.66

PORTFOLIO MANAGEMENT

The fund is managed by Bartlett Geer. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

During 2008, U.S. stocks experienced their worst performance since the 1930s, as the U.S. economy went into recession. While the ongoing financial crisis was triggered by the subprime mortgage meltdown, losses spread across the mortgage market during the year as the housing situation deteriorated. Ultimately, the falling value of securities backed by mortgages contributed to the demise of several major financial institutions, causing a severe credit crunch and a further decline in economic conditions. In this environment, the fund manager’s decision to avoid financials with significant exposure to the subprime mortgage market helped the fund limit losses during the year to some degree. The fund also was helped by relatively light exposure to sectors whose fate was tied to the strength of the economy, such as consumer cyclicals and capital goods. As a result of the weak environment for equities, the fund’s class IA shares declined 31.02% at net asset value for the 12 months ended December 31, 2008.

The fund was underweight in financial stocks, relative to the benchmark, which helped performance. In this vein, the fund sold off holdings in investment bank Lehman Brothers. In September 2008, Lehman and Wachovia would fail, require a government bailout, and be forced into a merger under what were viewed as unattractive terms. The fund also benefited from exposure, on a relative basis, to the technology, health-care, and telecommunications sectors. Within technology, Intel Corp., as the global leader in semiconductor technology, has weathered the downturn relatively well. In the health-care sector, the fund’s management believes that pharmaceutical giant Merck & Co. and biotechnology company Amgen are positioned to grow their businesses regardless of the eventual direction of health-care reform. Finally, telecommunications leader Verizon has had the financial strength to expand its market share while continuing to pay an attractive dividend, although its stock was down for the year. Positions that detracted from the fund’s performance include oil refinery exposure in Valero Energy, Sunoco, and Marathon Oil. We sold our position in Sunoco by period-end. Also underperforming were some of the fund’s financial holdings, such as CIT Group within specialty finance, and Assurant, a diversified life insurer.

It is likely that the challenging economic and financial market conditions will carry forward for some time. The fund manager believes that this prolonged period of instability and volatility is creating exceptional opportunities to buy stocks at attractive prices. The fund will continue to follow its disciplined approach —relying on thorough research to build a diversified portfolio of midsize to large companies across all sectors that offer attractive yields and the potential for long-term capital appreciation.

The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

10

Putnam VT The George Putnam Fund of Boston

INVESTMENT OBJECTIVE
Balanced investment composed of a well-diversified portfolio of stocks and bonds producing capital growth and current income

PORTFOLIO
Value-oriented stocks of large companies and government, corporate, and mortgage-backed and asset-backed bonds

NET ASSET VALUE	December 31, 2008
Class IA	$5.74
Class IB	$5.71

PORTFOLIO MANAGEMENT

The fund is managed by David Calabro and Raman Srivastava. Information about other funds managed by these individuals can be found beginning on page 40.

Reflects equity holdings and cash only. Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The credit markets contracted sharply in 2008, creating widespread turmoil in the financial markets. As investors largely avoided risky investments, all asset classes struggled, except for the relative safety of U.S. Treasury bonds. Given the upheaval, investors experiencing increasing duress began to liquidate their Aaa-rated fixed-income holdings. This selling pressure caused bond prices to decline significantly and yield spreads to widen to greater-than-normal levels for Aaa-rated securities. This adversely affected the bond portion of the fund, which is primarily focused on this area of the fixed-income market. Stock investments, which comprise over 50% of the net assets of the fund, also proved disappointing amid the historic market correction. Consequently, the fund’s class IA shares had a loss of 40.57% at net asset value for the 12 months ended December 31, 2008.

Since early in the period, the co-managers found compelling opportunities in the distressed sectors of the mortgage-backed market, particularly among Aaa-rated securitized investment vehicles such as commercial mortgage-back securities (CMBS), interest-only CMBS, and collateralized mortgage pass-through bonds (CMOs) backed by U.S. government agencies, such as the Federal National Mortgage Association (Fannie Mae). They believed that these securities were trading at attractive levels versus traditional mortgage pass-through bonds. In the wake of the credit crisis and the recession, many holdings underperformed, but the co-managers believe that these securities still offer the potential for substantial returns once the market environment stabilizes.

The Federal Reserve Board’s (the Fed) aggressive cuts in the federal funds rate, combined with the flight to quality, resulted in a steeper yield curve, as demand for longer-term bonds weakened. As a result, the fund’s yield-curve positioning — emphasizing short-term versus long-term bonds — was positive for performance. The co-managers’ decision to underweight and effectively diversify the fund’s exposure to corporate bonds was also beneficial — helping it to sidestep numerous defaults, particularly in the financials sector.

The biggest equity detractors to performance for the period were companies with exposure to debt, including the yellow pages company R.H. Donnelley Corp., Lehman Brothers, and Wachovia, all of which were sold by period-end. By the end of 2008, financial holdings, which are an important sector in the value-investing universe and an attractive source of dividend income for the fund, were focused on the larger, high-quality companies with less exposure to the mortgage crisis, including JPMorgan and Wells Fargo. With economic growth slowing, the co-managers prudently reduced the fund’s exposure to consumer cyclical stocks. The more defensive consumer staples holdings, such as General Mills, performed relatively well. Management also increased the fund’s exposure to energy stocks during the second half of the period, given their attractive prices and favorable supply-and-demand trends.

Management believes that investors should remain patient and maintain a long-term perspective. Eventually the capital markets will stabilize, and investors will begin to capitalize on the value embedded in them.

The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations. The use of derivatives involves special risks and may result in losses. The fund may have a significant portion of its holdings in bonds. Funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

11

Putnam VT Global Asset Allocation Fund

INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital

PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock, bond, and cash investments

NET ASSET VALUE	December 31, 2008
Class IA	$10.87
Class IB	$10.90

PORTFOLIO MANAGEMENT

The fund is managed by Jeffrey Knight, James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt. Information about other funds managed by these individuals can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The past 12 months will be remembered as one of the worst periods in the history of the financial markets. Falling U.S. housing prices led to a credit crisis, the collapse of numerous financial institutions, and a worldwide recession. In this environment, stocks were hit hard, with most major U.S. indexes falling 35% to 40% and international equities performing even worse. In the bond market, U.S. Treasury yields plunged (and prices soared) as investors sought the safety of government issues. At the same time, heightened credit risk led to substantial underperformance for all other segments of the bond market.

With this as the backdrop, Putnam VT Global Asset Allocation Fund (class IA shares) had a loss of 33.16% for the 12-month period ended December 31, 2008. Given the high correlations among asset classes during the downturn, the fund’s extensive diversification did not help performance during the past year. Fund management retains a positive long-term view on the value of using an active approach to creating a highly diversified portfolio.

In a reflection of the broader market environment, two key factors contributed to the fund’s negative return. The first was the fund’s weighting in equities, which lost substantial ground at a time of extreme market weakness. The fund was positioned defensively, with a lower-than-normal weighting in equities, a tilt toward large caps over small caps, and an above-average weighting in the United States versus the international markets. While these moves helped fund performance on the margin, they were not enough to make up for the extreme downturn in the global stock markets.

The second important factor was the fund’s positioning in fixed income, namely its holdings in non-Treasury securities that lost value amid the intensifying credit crisis. Management was compelled to mark down the value of several holdings in commercial mortgage-backed securities, resulting in a drop in the fund’s net asset value. The majority of these marked-down investments remain in the fund, as management anticipates that their underlying creditworthiness will ultimately be reflected in higher prices than those at which the securities are currently priced.

Looking ahead, the fund’s management sees two powerful but opposing forces driving market performance — the continuation of the credit crisis and global recession, and the unprecedented economic stimulus efforts being enacted by governments and central banks around the world. In the near term, management is retaining a cautious approach given the magnitude of the issues overhanging the markets. At the same time, however, they are keeping a close eye on indicators that can help identify the timing of a recovery. Management sees higher-quality corporate bonds, in particular, as a potential source of opportunity once the process of global deleveraging comes to a close. In the meantime, the fund’s managers are maintaining a well-diversified portfolio populated by higher-quality credits and stocks with strong balance sheets and reliable cash flows.

International investing involves risks such as currency fluctuations, economic instability, and political developments. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. The use of derivatives involves special risks and may result in losses. The fund can also have a significant portion of its assets in bonds. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Diversification does not assure a profit or protect against loss. It is possible to lose money in a diversified portfolio.

12

Putnam VT Global Equity Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
An internationally diversified common stock portfolio of mainly large and midsize companies

NET ASSET VALUE	December 31, 2008
Class IA	$7.80
Class IB	$7.74

PORTFOLIO MANAGEMENT

The fund is managed by Shigeki Makino. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Global stock markets faced significant challenges throughout 2008. During the first half of the year, it appeared that international and emerging economies might be spared the economic slowdown occurring in the United States in the wake of fallout from the subprime mortgage crisis. But by August, economies around the world were also decelerating, and stock performance shifted as well. The year’s early leaders in energy and commodities fell sharply over the summer, while hard-hit financial stocks and those in more defensive industries like health care and consumer staples began to rebound. Unfortunately, the fund experienced weakness across its portfolio. A number of factors contributed to this result, including the portfolio’s heavy concentration of global cyclical stocks, uneven stock selection, and a market that did not reward the valuation factors that management uses to analyze and rank stocks. For the 12 months ended December 31, 2008, Putnam VT Global Equity Fund’s class IA shares had a loss of 45.24% at net asset value.

Throughout the year, fund management remained focused on individual stock analysis, evaluation, and selection as the primary tools for building the fund’s portfolio. Macroeconomic factors and market changes certainly came into play, however, and management continued to monitor these developments and gauge their potential impact on investment strategy and the performance of specific holdings. During the year’s first half, for example, these considerations led the manager to keep large positions in the top-performing energy and commodities segments. In May, fund management began to trim this exposure, but the reduction was not quick enough to avoid significant losses. Two of the fund’s top detractors for the year were energy and commodity holdings: copper mining company Freeport-McMoRan and U.S. oil refiner Valero Energy. The fund’s holdings in Freeport-McMoRan were sold prior to year-end. Although health-care holdings were largely positive performers for the fund, managed-care company WellPoint disappointed after miscalculating its costs and mispricing its products, and we liquidated our position in this holding. Other major detractors for the year included Suzuki Motor Corporation of Japan, whose large Indonesian and Indian markets slowed precipitously, and video processor manufacturer NVIDIA. Increased competition and declining demand pushed down NVIDIA’s stock price, and we eliminated our position in the stock before the fiscal year-end.

The fund had a number of holdings with relatively positive performance as well. In health care, two U.S. pharmaceutical companies Johnson & Johnson and Pfizer delivered a strong return. U.K. consumer products giant Reckitt Benckiser also contributed, as did U.S. defense contractor Lockheed Martin and Netherlands oil conglomerate Royal Dutch Shell.

Toward the end of the period, signs began to emerge that the intense stock market volatility of the fall may have been settling down. In addition, it appears that credit markets have begun to thaw. In the months ahead, fund management will be seeking opportunities among selected stocks so that the fund will be able to participate more fully in positive stock movements as they occur.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

13

Putnam VT Global Health Care Fund*

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Primarily common stocks of companies worldwide in the
health-care industries

NET ASSET VALUE	December 31, 2008
Class IA	$11.11
Class IB	$11.02

PORTFOLIO MANAGEMENT

The fund is managed by Kelsey Chen and Christopher Stevo. Information about other funds managed by these individuals can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

With the worldwide credit crunch and the U.S. economy’s fall into recession, the past year proved extremely difficult for the stock market. Health care, however, which is viewed by investors as a defensive sector, outperformed the broad stock market. Positive news regarding promising new drugs buoyed the biotechnology sector, while health-care services and managed-care stocks generally suffered sharp declines. In a volatile environment, Putnam VT Global Health Care Fund’s class IA shares had a loss of 16.90% at net asset value for the 12 months ended December 31, 2008.

The fund’s portfolio managers continued to seek investment opportunities among the wide spectrum of health-care industries, including pharmaceuticals, health-care services, biotechnology, and medical technology. Management takes a bottom-up approach to stock selection, focusing on fundamentals of individual companies and valuation. During the period, stock selection contributed strongly to performance. In addition, the fund benefited from several biotechnology holdings, in particular, Genentech. Avastin, Genentech’s key cancer drug that is already approved to treat colon and lung cancers, received FDA approval for breast cancer treatment, greatly expanding the drug’s potential. The fund sold its position in Genentech before period-end.

In addition, investors rewarded Amgen after one of the company’s most important “pipeline” drugs, Denosumab, used to treat osteoporosis, posted positive results in the pivotal registration trial. The company also raised its earnings expectations two times during the period. The fund’s holdings in Barr Pharmaceuticals, a leading generic drug producer, performed well after Barr announced that it would be acquired by Teva Pharmaceutical. Within medical devices, holdings in Edwards Life-sciences outperformed as the company is progressing well with testing of its next-generation artificial heart valves.

In contrast, the fund’s position in Nobel Biocare, a dental implant company, detracted from returns as investors feared that the U.S. recession would mean less discretionary spending on implants. We eliminated our position in this holding by the end of the period. Also, some medical device stocks with foreign currency exposure — such as Medtronic — declined late in the year as the U.S. dollar surged. Lastly, as mentioned, health-care services and managed-care companies were hit hard during 2008. One exception within the health-care services area was institutional pharmacy company Omnicare, which demonstrated that it could successfully manage recent changes to Medicare Part D drug plans. Managed-care companies experienced disappointing results in 2008, with most companies in the industry reducing earnings forecasts based on higher-than-expected cost trends and lower-than-expected premium receipts. The fund’s holdings in managed-care company WellPoint declined significantly over the period.

Going forward, some investors are concerned about possible initiatives from the Obama administration concerning biotechnology drug pricing. Others are awaiting federal lawmaker moves to create legislation that would allow the FDA to approve “follow-on” biotechnology drugs. The fund’s managers will be monitoring any such developments, as well as the effects of the economic downturn on health-care utilization and health-care companies.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

* Prior to January 2, 2009, this fund was known as Putnam VT Health Sciences Fund. As of January 2, 2009, the fund is pursuing a new global health care sector investment strategy. Performance prior to January 2, 2009 may have differed if the fund pursued a global health care sector investment strategy during such period.

14

Putnam VT Global Utilities Fund*

INVESTMENT OBJECTIVE
Capital growth and current income

PORTFOLIO
Common stocks issued by utility companies worldwide

NET ASSET VALUE	December 31, 2008
Class IA	$14.31
Class IB	$14.25

PORTFOLIO MANAGEMENT

The fund is managed by Michael Yogg. Information about other funds managed by this individual can be found beginning on page 40.

Reflects equity holdings and cash only. Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Utilities stocks struggled along with the rest of the stock and corporate bond markets, as concerns about excessive indebtedness, the credit crisis, and the deepening recession contributed to a negative market environment in 2008. Utilities stock investors, however, were reacting to problems in the financial system, which only indirectly affect company performance. As investors became more discerning, utilities stocks, which are less vulnerable to the credit markets than other asset groups, held up relatively better than the overall markets in the final months of the period but still proved disappointing for the year as a whole. The fund’s class IA shares declined 30.33% at net asset value for the 12 months ended December 31, 2008.

Amid tighter credit conditions, the fund is focused on utilities that are regulated by supportive regulatory commissions that will keep their returns high enough to enable them to finance growth at reasonable prices. Because of heightened concerns about carbon emissions and global warming, the fund’s portfolio manager will likely maintain the fund’s heavy commitment to both nuclear and wind generators. Some coal-burning utilities have significantly underperformed over the past year and may be added to the fund, especially as “clean-coal’ technology shows increasing promise.

While few stocks in the portfolio had significant periods of positive performance, the generally more stable, more regulated utilities and telecoms held up better than companies with market or cyclical exposure. An emphasis on U.S.-regulated utilities, including PG&E, which enjoys supportive regulation in California and a reputation as an environmental leader, and Wisconsin Energy, which has had excellent support from its regulatory commission as it completes large and greatly needed power-generation units, held up relatively well. In Japan, Kyushu Electric Power Company also enjoyed relative outperformance.

Detractors from performance in the United States included Comverge Inc., which supplies load management software to the utility industry, and Sierra Pacific Resources (recently renamed NV Energy), a midsize utility recovering financially from management and regulatory missteps and the weakening gaming and mining industries. Public Power Corp. in Greece was hurt by regulatory problems.

Electricity and natural gas consumption slows and sometimes declines during recessions, but not by much, and in many instances revenue shortfalls are automatically recovered in rates. Bad debts increase, but this can also be recovered in rates, with a lag. The manager believes that earnings power, cash-flow potential, and dividend-paying ability of the stocks in your fund will be only modestly diminished by the current financial crisis. These factors, along with interest rates, ultimately determine the value and price of the stocks.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of fluctuations in the value of your investment. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

* Prior to January 2, 2009, this fund was known as Putnam VT Utilities Growth and Income Fund. As of January 2, 2009, the fund is pursuing a new global utilities sector investment strategy. Performance prior to January 2, 2009 may have differed if the fund pursued a global utilities sector investment strategy during such period.

15

Putnam VT Growth and Income Fund

INVESTMENT OBJECTIVE
Capital growth and current income

PORTFOLIO
Primarily common stocks of mature, financially strong, dividend-paying very large companies across an array of industries

NET ASSET VALUE	December 31, 2008
Class IA	$11.54
Class IB	$11.47

PORTFOLIO MANAGEMENT

The fund is managed by Robert Ewing. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

In 2008, the U.S. economy went into recession, and stocks experienced their worst downturn since the 1930s. The decline in the value of securities backed by mortgages contributed to the demise of several financial institutions, causing a severe credit crunch that weighed heavily on economic conditions. September began with the government placing the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) into conservatorship, to be followed two weeks later by the failure of leading investment bank Lehman Brothers. Before the month had ended, insurance conglomerate American International Group (AIG) would require a bailout by the U.S. Treasury, and giant thrift Washington Mutual would be seized and sold by the FDIC. The Bush administration and Congress responded to these events with a $700 billion package that was designed to stabilize teetering financial institutions. Both the ultimate execution and impact on the economy of the rescue plan, however, remained unclear. Stock selection within the financials and energy sectors was the principal reason for the fund’s underperformance relative to the benchmark. This was offset in part by strong selection within the technology and industrials sectors. Sector allocations were a slight drag on returns as well. For the 12 months ended December 31, 2008, the fund’s class IA shares had a loss of 38.57% at net asset value.

Within financials, the fund’s holdings of insurer Genworth Financial, investment bank Lehman Brothers, and government-sponsored entity Freddie Mac had the largest negative impact on returns, and both Lehman Brothers and Freddie Mac were sold by period-end. Genworth suffered from both overall insurance industry woes and its mortgage insurance exposure, Lehman Brothers failed due to a lack of liquidity, and Freddie Mac was placed into conservatorship as a result of its exposure to the imploding residential real estate market. In addition, the fund’s lack of exposure to energy giant Chevron hurt performance given the strong relative performance of the energy sector.

On the positive side, the fund’s underweighting of General Electric helped, as the conglomerate was weighed down by global economic conditions and concerns over its financial subsidiary. A lack of exposure to Wachovia also helped, as the banking giant’s residential real estate exposure forced it into a merger under what were viewed as unattractive terms. Relatively large positions in U.S. Bancorp and Swiss insurer Ace Ltd. were also beneficial. U.S. Bancorp had less mortgage exposure than its peers, while Ace Ltd. benefited from solid fundamentals in its markets. Lastly, another meaningful benefit to performance during the year came from the fund’s receipt of a large settlement payment from a broad classaction suit against Enron. The fund received $7,767,932, which represents 0.56% of net assets at December 31, 2008.

In the current environment, market participants have been placing an extreme premium on safety. This has driven both a high degree of day-to-day price volatility and a wide dispersion in valuation among companies, leading to a wealth of opportunities for the fund to purchase fundamentally strong companies at attractive prices. While in recent months the market has neglected valuation factors in favor of risk aversion, the manager believes the fund’s valuation-driven approach will be more effective as more normal historical relationships emerge.

Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

16

Putnam VT Growth Opportunities Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Primarily common stocks of large companies believed to offer strong growth potential

NET ASSET VALUE	December 31, 2008
Class IA	$3.48
Class IB	$3.44

PORTFOLIO MANAGEMENT

The fund is managed by Robert Brookby. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The class IA shares of Putnam VT Growth Opportunities Fund had a loss of 37.64% at net asset value during 2008. As the fund’s return indicates, the past year was an extremely challenging time for the U.S. equity market. The bulk of the losses occurred in the second half of the year, during which it became increasingly evident that the housing and credit crises were beginning to negatively affect the real economy. Once stocks began to fall, the downturn fed on itself as leveraged investors were forced to sell their holdings at virtually any price in order to raise cash. Even the largest, highest-quality stocks sustained losses during the downturn, leaving investors with few places to hide.

With this as the backdrop, virtually all of the fund’s holdings lost ground during the year. One of the most notable individual detractors was the oil refiner Valero Energy, which suffered from the declining profit margin between its primary input (crude oil) and its most important output (gasoline). Stock selection in the technology sector also weighed on returns, as the fund was exposed to the substantial downturns in Google and Apple Computer. In financials, a position in Goldman Sachs lost value following the collapse or forced takeover of several of its industry peers. In the industrials sector, shares of Boeing fell sharply due to production delays on the company’s 787 Dreamliner jet aircraft and broader concerns about how slower economic growth might curtail future orders.

The fund did have its share of winners. Some of the best individual performers were retailers that benefited from the consumer becoming more price-conscious in the slowing economy. For example, Dollar Tree and Ross Stores bucked the broader market trend by producing positive returns for the fund, and both were sold for gain by period-end. Lastly, another meaningful benefit to performance during the year came from the fund’s receipt of a large settlement payment from a broad classaction suit against Enron. The fund received $280,373 which represents 1.32% of net assets at December 31, 2008.

Given that this decade is on track to be one of the worst in history for the U.S. market, the fund’s manager expects that the depth of the financial crisis may already have been discounted into stock prices. Although stocks may remain volatile for some time, valuations are now at their lowest levels in a decade. The portfolio manager therefore believes that this may be an excellent time to look for opportunities in reasonably valued, higher-quality companies with healthy balance sheets and strong cash flows. Management believes this represents the profile of companies that cannot only survive a downturn, but also thrive once the economy begins to recover.

Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

17

Putnam VT High Yield Fund

INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital growth when consistent with achieving high current income

PORTFOLIO
Primarily high-yielding corporate bonds rated below investment grade

NET ASSET VALUE	December 31, 2008
Class IA	$5.00
Class IB	$4.96

PORTFOLIO MANAGEMENT

The fund is managed by Paul Scanlon, Norman Boucher, and Robert Salvin. Information about other funds managed by these individuals can be found beginning on page 40.

CREDIT QUALITY
Aaa	7.33%	Ba	27.15%
Aa	—	B	41.48%
A	0.51%	Other	19.11%
Baa	4.42%

Portfolio composition and credit quality will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Credit qualities shown as a percentage of portfolio value as of 12/31/08. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade.The chart reflects Moody's ratings; percentages may include bonds not rated by Moody's but considered by Putnam Management to be of comparable quality. Ratings will vary over time. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

During 2008, the fallout from the collapse in subprime mortgages led to a broad deleveraging in the financial system. This was followed by governmentled initiatives to bail out financial institutions, a seizing up of the credit markets, and a dramatic slowdown in global economic growth. Given this backdrop, investors’ risk appetites dried up, and liquidity in many fixed-income sectors evaporated for significant stretches. This void was filled by a “flight to quality,” with investors piling into the safe haven of U.S. Treasuries, leading to sharp underperformance for many segments of the bond market. High-yield bonds were especially hard hit, and their yield spreads versus Treasuries reached unprecedented levels late in the year. In this environment, the managers’ focus on higher-quality segments of the high-yield market helped reduce the negative impact of market turmoil, as the fund’s class IA shares had a loss of 26.21% at net asset value for the 12 months ended December 31, 2008.

The fund’s performance benefited over the year from strong relative returns from the fund’s underweight to the financials, gaming and leisure, and service industry sectors. Decisions that were especially helpful included underweights to both resort operator Harrah’s and mortgage lender Residential Capital. The fund was also helped by its underexposure to TL Acquisition, Inc., a bond issued to finance a leveraged buyout of the textbook and testing unit of publisher Thomson Corp. Residential Capital and TL Acquisition were both sold by period-end. Another contributor to performance, in that it was down much less than the overall high-yield market, was the fund’s positioning within the capital structure of Intelsat, Ltd., the world’s largest provider of communications satellite services.

On the downside, performance was hurt by exposure to a pair of lower-quality diversified media companies, American Media, Inc. and Vertis Communications. Two energy companies, Compton Petroleum Corp. and Stallion Oilfield Services, also held back returns. Holdings of residential building product manufacturer Nortek were another leading detractor from fund performance. Finally, a position in leveraged bank loans, which was initiated to enhance the fund’s quality profile, affected returns as that market was hit especially hard by selling from investors forced to deleverage as a result of the credit crunch.

Entering a new year, the yield advantage provided by high-yield bonds is at an all-time high, by any measure. This is the result not only of the broad deleveraging that has been occurring in the financial markets, but also of concerns over the health of the global economy and its impact on high-yield fundamentals. While the fund’s managers expect defaults to continue to increase in 2009, high-yield valuations appear extraordinarily attractive. As a result, the managers anticipate taking a modestly more-aggressive stance in the fund, while continuing to be highly selective with respect to issues in the lower tier in terms of quality.

Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

18

Putnam VT Income Fund

INVESTMENT OBJECTIVE
High current income consistent with what Putnam Management believes to be prudent risk

PORTFOLIO
Primarily mortgage- and asset-backed securities, investment-grade and high-yield corporate bonds, and U.S. Treasury securities

NET ASSET VALUE	December 31, 2008
Class IA	$9.02
Class IB	$8.96

PORTFOLIO MANAGEMENT

The fund is managed by Rob Bloemker, Carl Bell, Kevin Murphy, Michael Salm, and Raman Srivastava. Information about other funds managed by these individuals can be found beginning on page 40.

CREDIT QUALITY
Aaa	59.87%	Ba	3.15%
Aa	4.68%	B	2.44%
A	11.22%	Other	2.11%
Baa	16.53%

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Credit qualities shown as a percentage of portfolio value as of 12/31/08. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody's ratings; percentages may include bonds not rated by Moody's but considered by Putnam Management to be of comparable quality. Ratings will vary over time. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Fixed-income markets were quite volatile during 2008 as short-term credit markets seized up and investors generally fled from risk amid the widespread turmoil in the financial system. Given the upheaval, investors that were experiencing increasing duress began to liquidate their Aaa-rated holdings. This selling pressure caused bond prices to decline significantly and yield spreads to widen to greater-than-normal levels in this area of the market. With its emphasis on Aaa-rated securities, the fund’s class IA shares declined 23.78% at net asset value for the 12 months ended December 31, 2008. It is important to note, however, that the fund’s performance was market driven and not due to defaults.

Since early in the year, the fund’s managers found compelling opportunities in the distressed sectors of the mortgage-backed market, particularly among securitized investment vehicles such as Aaa-rated commercial mortgage-back securities (CMBS), interest-only CMBS, and collateralized mortgage pass-through bonds (CMOs). They believed that these securities were trading at attractive levels versus traditional mortgage pass-through bonds. What’s more, the selected CMOs were backed by U.S. government agencies, such as the Federal National Mortgage Association (Fannie Mae), and therefore carried Aaa-credit ratings. In the wake of the credit crisis, however, they underperformed sharply, but the managers believe that these securities still offer the potential for substantial returns once the market environment stabilizes and investors begin to capitalize on the value embedded in them.

At the beginning of the period, the co-managers believed that the Federal Reserve Board (the Fed) would reduce the federal funds target rate, which is what happened. The Fed cut the rate seven times during the year, lowering it from 4.25% to between 0.00% and 0.25% . The Fed’s activity, combined with the flight to quality, resulted in a steeper yield curve, as demand for longer-term bonds weakened. As a result, the fund’s yield curve positioning, which emphasized short-term versus long-term bonds, was positive for performance. The co-managers’ decision to underweight and effectively diversify the fund’s exposure to corporate bonds was also beneficial. There were numerous defaults, particularly in the financials sector, that the fund avoided.

Management believes that the current recession may be severe, with major implications not only for corporate profits, but also for default rates on corporate bonds and bank loans. Investors should remain patient and maintain a long-term perspective while the measures introduced by the Fed, the Treasury, and the Obama administration are carried out. In the meantime, the fund is, in effect, being paid to wait as it continues to collect the cash flows from the mortgage-backed bonds it holds.

Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

19

Putnam VT International Equity Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks of mainly large and midsize international companies

NET ASSET VALUE	December 31, 2008
Class IA	$8.96
Class IB	$8.89

PORTFOLIO MANAGEMENT

The fund is managed by Joshua Byrne. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The global equity markets delivered extremely poor performance during the past 12 months. The downturn in stock prices stemmed from the collapse of the U.S. housing market, the sub-prime credit crisis, and the subsequent chaos in the financial industry. Forced to write down billions in assets, banks were compelled to tighten credit standards in an effort to shore up their balance sheets. The resulting credit freeze, together with the crisis in confidence among consumers and businesses, caused the global economy to slow significantly in the second half of 2008.

With this as the backdrop, overseas stocks trailed their domestic counterparts for the first time since 2001. During the initial stages of the U.S. financial crisis, many investors were convinced that overseas growth trends would remain unaffected. Once it became evident that the U.S. contagion was spreading around the globe, however, international stocks began to under-perform sharply. In this environment, Putnam VT International Equity Fund’s class IA shares had a loss of 43.84% at net asset value for the 12-month period ended December 31, 2008.

The fund was positioned toward the more conservative sectors of the market (health care, consumer staples, and telecommunications) and away from financials and stocks with a higher degree of economic sensitivity. This helped the fund weather the unfavorable market conditions more effectively. In health care, the fund benefited from its positions in the large-cap pharmaceutical stocks Roche Holding, Novartis, and GlaxoSmithKline. Among the fund’s holdings in consumer staples, a position in Nestle — a classic defensive stock — was a notable outperformer. In telecommunications, leading contributors included KDDI, Japan’s second-largest telecom company, and Vivendi, the French media and communications conglomerate.

While the fund generally avoided the more troubled areas of the market, certain positions in economically sensitive industries stood out as detractors. In energy, for example, stocks such as Total, BP, and StatoilHydro lost substantial ground in the second half of the year. Similarly, metals and mining companies Arcelor Mittal and Rio Tinto were hit hard by falling commodity prices and slowing global growth. Concerns about the world economy also weighed on the fund’s holdings in Industrial & Commercial Bank of China and the Japanese shipping company Mitsui O.S.K. Lines.

The fund continues to be defensively positioned. Management has been emphasizing undervalued, financially healthy companies that it believes are well positioned to withstand the global economic downturn. The fund also is favoring stocks that can generate earnings growth through company-specific factors —such as rising market share, innovative products, or a lower-cost product offering — over those more reliant on cyclical growth. Still, in the months ahead management will be carefully monitoring the investment landscape for signs of when it may be appropriate to begin taking a more aggressive approach.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

20

Putnam VT International Growth and Income Fund

INVESTMENT OBJECTIVE
Capital growth. Current income is a secondary objective.

PORTFOLIO
Primarily common stocks of large and midsize companies located outside the United States and believed by management to be undervalued

NET ASSET VALUE	December 31, 2008
Class IA	$7.20
Class IB	$7.14

PORTFOLIO MANAGEMENT

The fund is managed by Pamela Holding. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

International stocks experienced extremely poor performance and lagged their U.S. counterparts during 2008. The cause of this downturn was the expansion of the global financial crisis and the resulting slowdown in worldwide economic growth. Overseas stocks were particularly vulnerable to these developments, since many investors initially believed that the recession would remain confined to the United States. Once evidence began to mount that the contagion was in fact spreading around the globe, international equities — which had been richly valued coming into the downturn — were hit hard.

Putnam VT International Growth and Income Fund’s class IA shares declined 45.85 % at net asset value during 2008. A key factor in the fund’s negative return was its stock selection in the consumer discretionary sector, where holdings in the automakers BMW and Daimler lost ground. The financials sector was also an area of weakness for the fund due in part to the poor performance of several European banking stocks and the Australian investment and asset management company Babcock & Brown, which the fund sold before the end of the year.

On the positive side, some of the fund’s best performers were consumer staples and health-care stocks that held up well due to their defensive nature. Among these were Toyo Suisan Kaisha, Japan’s second-largest noodle manufacturer; the Japanese health-care stocks Ono Pharmaceutical, Astellas Pharmaceutical, and Santen Pharmaceutical; and Reckitt Benckiser, a United Kingdom-based manufacturer of household products. These companies are similar in that all have stable businesses with minimal sensitivity to broader economic trends. The fund also benefited from the timely purchase and sale of Bekaert, a Belgium-based wire harness manufacturer with major operations in China. We believe this helps illustrate the importance of maintaining a value discipline in all markets.

The fund manager’s bottom-up approach led to the adoption of a defensive strategy in 2008, which entailed tilting the portfolio toward health-care, utilities, and telecommunications stocks and away from the financials, industrial, and consumer discretionary sectors. Management also found select opportunities among energy and materials stocks, where it believes short-term market weakness has obscured the positive longer-term supply-and-demand fundamentals for many individual companies.

Overall, the fund manager is assessing the many value opportunities the market currently has to offer. At a time when many stocks are truly cheap for a reason, management is looking for stocks not just with attractive valuations, but also with strong balance sheets, robust free cash flows, and catalysts for long-term growth. Examples include Singapore Airlines, which is gaining market share and earning a profit despite the weak Asian economy, and Macquarie Infrastructure Group, a toll-road operator with strong pricing power and the ability to take advantage of local governments’ need to raise money through the sale of roadway assets. Management believes its strict valuation discipline and emphasis on fundamental research will position the fund to capitalize as similar opportunities arise in 2009.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

21

Putnam VT International New Opportunities Fund

INVESTMENT OBJECTIVE
Long-term capital appreciation

PORTFOLIO
Primarily common stocks of companies located outside the United
States believed to have strong growth potential

NET ASSET VALUE	December 31, 2008
Class IA	$11.67
Class IB	$11.62

PORTFOLIO MANAGEMENT

The fund is managed by Jeffrey Sacknowitz. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of total investments. Due to rounding, percentages may not equal 100%. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

International equities performed poorly during 2008, reflecting an environment characterized by a sharp decline in economic growth, the widening effects of the financial and credit crises, and heightened investor risk aversion. With this as the backdrop, Putnam VT International New Opportunities Fund’s class IA shares had a loss of 42.36% at net asset value for the 12 months ended December 31, 2008.

While the fund produced a negative absolute return during the past year, fund management helped mitigate the full effect of the bear market by taking actions designed to reduce risk. Most notably, the portfolio was tilted toward the defensive areas of the market — such as the health-care and consumer staples sectors —and away from financials and other sector stocks with a higher degree of sensitivity to the overall economy.

Consistent with trends in the broader market, some of the fund’s best performers, on a relative basis, were stocks typically seen as being the most defensive. Included in this group were Reckitt Benckiser, a United Kingdom-based manufacturer of household products; Toyo Suisan, a Japanese food company; and Astellas Pharmaceutical, also based in Japan. These three companies are similar in that they share stable businesses and low sensitivity to economic trends. On the other side of the ledger, the most notable detractors were stocks that tend to be more cyclical in nature, such as the steel company Arcelor Mittal and the apparel retailer Esprit Holdings. A position in the troubled Australian financial stock Babcock & Brown, which suffered losses due to the global credit crunch, also weighed on the fund’s return. The fund sold its holdings in Esprit Holdings and Babcock & Brown before the end of the year.

The current fund management took over the fund in October 2008. Since then, management has placed a higher priority on incorporating the insights of Putnam’s fundamental research team into the stock selection process. It also has favored a more balanced style over the heavy sector weightings that previously characterized the fund. Management believes that this approach puts the fund in the best position to leverage Putnam’s fundamental research capabilities.

While the fund’s management remains cautious on the outlook for 2009, the massive stimulus efforts by governments around the world mean that the worst of the market volatility may now be behind us. Faced with a market characterized by both high risks and substantial opportunities, management is staying defensive but also selectively purchasing shares in higher-growth companies — such as Kurita Water and Baoshan Iron and Steel — when valuations fall to attractive levels. During the final months of 2008, for example, management sought to take advantage of the extreme downdraft in the global markets by purchasing less-defensive stocks in the technology and solar energy sectors, HTC and Yingli Green Energy Holdings. These newer holdings generally performed well once the broader market recovered from its mid-November lows, and all remained in the portfolio at year-end. Management believes it will be well positioned to capitalize as similar opportunities arise in 2009 through its emphasis on fundamental research and focus on valuations.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

22

Putnam VT Investors Fund

INVESTMENT OBJECTIVE
Long-term growth of capital and any increased income that results from this growth

PORTFOLIO
Primarily stock of midsize companies believed to be undervalued

NET ASSET VALUE	December 31, 2008
Class IA	$6.99
Class IB	$6.96

PORTFOLIO MANAGEMENT

The fund is managed by Gerard Sullivan and Robert Brookby. Information about other funds managed by these individuals can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Stocks experienced significant losses during 2008, as the financial crisis deepened and the U.S. economy entered recession. Most affected were financial institutions forced to account for losses related to the deterioration in the credit environment. In September, the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) were placed into conservatorship by the government; investment bank Lehman Brothers failed; insurance conglomerate American International Group (AIG) was bailed out by the U.S. Treasury; and the FDIC seized and sold giant thrift Washington Mutual. In response, Washington lawmakers put forward a $700 billion package that was designed to unfreeze credit markets and prevent collapsing financial institutions from sinking the economy. The ultimate details and impact of the rescue plan, however, remained unclear. The fund’s significant exposure to the financials sector — coupled with poor stock selection within the sector — held back returns. The fund’s modest exposure to energy stocks and successful stock picking in other sectors, including health care, contributed positively to performance. For the 12 months ended December 31, 2008, the fund’s class IA shares had a loss of 39.44% at net asset value.

Over the year, financial stocks led the market down. Among the fund’s financial holdings, investment bank Lehman Brothers, financial guarantor AMBAC, and government-sponsored entity Freddie Mac all weighed on returns. The fund sold its positions in these holdings by the end of the year. Early in the third quarter, the fund managers reduced the fund’s exposure to financial stocks, helping to limit to a degree the impact of underperformance in financials over the remainder of the year.

On the positive side, stock selection within the health-care sector helped returns. In particular, holdings in pharmaceutical giant Merck and medical laboratory services provider Quest Diagnostics contributed to relative performance. Within beleaguered financials, holdings of U.S. Bancorp, which had relatively modest direct exposure to subprime mortgages, helped performance. Exposure to management consulting firm Accenture also contributed positively in relation to other fund holdings.

Entering a new year, the global economy remains weak and corporate earnings are expected to decline broadly. While the recent decline in the price of oil may help to bolster consumer confidence, the employment numbers are less encouraging. That said, prices have fallen to levels where it appears that many stocks may be fairly valued, or even undervalued. As a result, the fund managers believe that the prevailing environment will present opportunities to purchase solid companies at attractive prices. Going forward, the managers will continue to utilize a bottom-up approach that focuses on the long-term potential of individual stocks, seeking to identify companies positioned to come out of the current downturn in a stronger relative position.

The fund involves the risk that the stock prices of the companies in the portfolio will fail or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry.

23

Putnam VT Mid Cap Value Fund

INVESTMENT OBJECTIVE
Capital appreciation and, as a secondary objective, current income

PORTFOLIO
Primarily stocks of midsize companies believed to be undervalued

NET ASSET VALUE	December 31, 2008
Class IA	$7.55
Class IB	$7.52

PORTFOLIO MANAGEMENT

The fund is managed by James Polk. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Mid-cap stocks encountered the same headwinds that held back the overall equity market throughout 2008. Until the end of July, emerging and other foreign economies continued to prosper, although the U.S. economy had been faltering due to continued fallout from the subprime mortgage crisis and disruptions in the financials sector. By August, however, the contagion had spread around the world. Among U.S. equities, performance shifted, too. The year’s early leaders of energy and commodity stocks plunged over the summer, while health-care, consumer staples, and some previously hard-hit financial stocks began to rebound. Unfortunately, the fund’s performance mirrored that of the market, with losses in the second half wiping out the gains of the first. For the 12 months ended December 31, 2008, Putnam VT Mid Cap Value Fund’s class IA shares had a loss of 42.77% at net asset value.

Throughout 2008, fund management continued to build the fund’s portfolio from the bottom up, convinced that individual stock analysis, evaluation, and selection should be the main drivers of performance. At the same time, however, the manager tracked macroeconomic trends carefully, factoring these considerations into decisions about how to best diversify the portfolio while balancing risk and reward. During the first half of the period, these factors led management to keep a large weighting in strong-performing energy, commodities, and transportation stocks. This strategy worked well until the summer when energy and commodity prices fell sharply. Although the fund manager began reducing these positions in June, the move did not come quickly enough. The fund’s top detractor during the period was commodities shipping company Dryships. Industrial and residential building cable manufacturer General Cable was another significant detractor, declining as infrastructure construction slowed worldwide. Other detractors included Washington Mutual and shopping center developer General Growth Properties. Before the end of the period, the fund manager had sold both holdings from the portfolio.

Holdings in several sectors delivered positive returns over the period. Among health-care holdings, Omnicare, which manages pharmacies in skilled nursing facilities, stood out. Following a difficult 2007, Omnicare grew strongly in 2008 and is poised for additional growth in the coming year. Management reduced the position slightly. Specialty insurance firm W.R. Berkley also delivered strong returns, and management trimmed the position slightly. BJ’s Wholesale and Ross Stores both benefited from operating efficiencies and the rising trend of discount shopping among U.S. consumers. Management took some profits on BJ’s Wholesale holdings during the period.

Management remains cautiously optimistic about stock market performance in the months ahead. Although the economy remains weak, the Obama administration is poised to provide additional market stimulus. In this environment, the fund’s manager is exploring long-term performance opportunities among beaten-down stocks in a number of sectors, including basic materials, consumer cyclicals, energy, and financials.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

24

Putnam VT Money Market Fund

INVESTMENT OBJECTIVE
As high a rate of current income as management believes is consistent with preservation of capital and maintenance of liquidity

PORTFOLIO
High-quality, short-term, fixed-income securities

NET ASSET VALUE	December 31, 2008
Class IA	$1.00
Class IB	$1.00

PORTFOLIO MANAGEMENT

The fund is managed by Joanne Driscoll and Jonathan Topper. Information about other funds managed by these individuals can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

U.S. capital markets experienced extreme volatility throughout 2008 as a result of the credit market crisis and the ensuing global market sell-off. However, the crisis of confidence brought on by the collapse of many long-standing pillars of the financial community in September and October, coupled with a lack of liquidity in the financial system, created a difficult environment for money market funds during the second half of the year. The Federal Reserve (the Fed) and U.S. Treasury announced several initiatives to help restore trust in the short-term markets and shore up the banking system. By year’s end, financial markets had stabilized from near-panic levels. For the 12 months ended December 31, 2008, the fund’s class IA shares returned 2.83% at net asset value.

By maintaining rigorous standards and selecting only the highest-quality money market investments, the fund’s managers were able to safely minimize the impact of the market volatility and maintain the fund’s $1.00 net asset value (NAV). As an additional safeguard, the Board of Trustees of the Putnam Funds authorized this fund, along with certain other Putnam money market funds, to take part in the U.S. Treasury’s Money Market Guarantee Program, which was introduced on September 29, 2008, and runs until April 30, 2009. The program essentially provides insurance coverage to shareholders and will guarantee the $1.00 NAV if it should fall below $0.995.

The co-managers wanted to maintain liquidity in the portfolio to meet shareholders’ short-term needs. So they purchased asset-backed commercial paper (ABCP) securities that were eligible for the ABCP Money Market Mutual Fund Liquidity Facility (AMLF). This program, which was established on September 19, 2008, and also runs through April 30, 2009, gives eligible money market mutual funds the flexibility to tender, at amortized cost, ABCP with any maturity date up to 270 days. The ABCP issuers that we consider appropriate investments must be backed by diversified high-quality financial assets, must maintain ample third-party structural support, and must have strong management and sponsorship. Barton Capital Corp., sponsored by BNP Paribas — one of Europe’s largest and best-performing banking institutions — exemplifies this strategy.

For most of the year, the co-managers also kept the portfolio’s weighted average days to maturity (WAM) shorter than otherwise would be the case given the extreme market volatility and declining rate environment. This meant finding value among the shorter end of the money market universe, including securities issued by both U.S. and foreign issuers. However, during the last quarter of 2008, with the Fed dramatically lowering short-term interest rates, the co-managers extended the WAM by purchasing the most liquid, longer-dated U.S. government agency notes to lock in relatively higher yields — those issued by the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae).

The co-managers will continue to manage very conservatively, stressing safety of principal over yield with a focus on return of capital — not return on capital.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund.

25

Putnam VT New Opportunities Fund

INVESTMENT OBJECTIVE
Long-term capital appreciation

PORTFOLIO
Common stocks of companies that management believes have strong long-term growth potential

NET ASSET VALUE	December 31, 2008
Class IA	$13.19
Class IB	$12.98

PORTFOLIO MANAGEMENT

The fund is managed by Gerald Moore. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The U.S. stock market drifted downward for most of 2008, hurt by the lingering effects of the housing slump and the crisis in the credit markets. However, in September and October the financial crisis came to a head as a number of major financial firms either failed or had to be rescued. The U.S. economy also trended down, shedding jobs at an increasing rate as economists acknowledged at the end of 2008 that the country had been in recession for most of the year. In a tough environment for stocks, the fund’s class IA shares had a loss of 38.62% at net asset value for the 12 months ended December 31, 2008.

Over the period, the most disappointing market sector by far was industrials. Within industrials, the fund’s positions in Joy Global and AGCO Corporation detracted from performance. Both companies, which specialize in the manufacture of heavy equipment related to commodities (mining equipment for Joy Global and farm equipment for AGCO), declined based on the sharp, across-the-board sell-off for commodities in the second half of the year due to global recession fears. Another weak area for the fund within industrials came from solar stocks. Positions in Solarfun Power and JA Solar detracted from returns as the attractiveness of alternative energy companies dimmed at least temporarily due to the sharp drop in oil prices in the second half. Positions in both holdings were eliminated by period-end.

In light of increasingly worsening economic news, the fund received a somewhat surprising boost from the consumer discretionary sector. As an example, holdings in the auto parts dealer AutoZone helped performance. Though most of AutoZone’s business is from do-it-yourself customers, increased commercial demand for parts from auto repair shops pushed the stock higher. In the health-care area, Gilead Sciences contributed strongly. Gilead is profiting from its recent innovation in combining three separate drugs that have been used as a “drug cocktail” to treat HIV and formatting them into a single pill. The fund’s most successful strategy during the period was to reduce the fund’s weighting in energy just after oil prices peaked in midsummer. Lastly, another meaningful benefit to performance during the year came from the fund’s receipt of a large settlement payment from a broad class-action suit against Enron. The fund received $3,886,590 which represents 0.78% of net assets at December 31, 2008.

Going forward, management remains concerned that the U.S. economy will continue to weaken, characterized by increased unemployment and reduced consumer spending. Management believes that companies will continue to tighten their purse strings, spending less on capital equipment and new technology. In light of this forecast, management plans to maintain its underweight of industrial stocks and consumer discretionary issues. It also plans to overweight health care — viewed by investors as defensive — and gradually increase the fund’s allocation to energy stocks as its awaits a rebound in oil prices in light of continued tight supply.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

26

Putnam VT New Value Fund*

INVESTMENT OBJECTIVE
Long-term capital appreciation

PORTFOLIO
Primarily common stocks of large and midsize companies believed to be undervalued

NET ASSET VALUE	December 31, 2008
Class IA	$6.72
Class IB	$6.66

PORTFOLIO MANAGEMENT

The fund is managed by Bartlett Geer. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Severe problems in the subprime mortgage area that emerged in 2007 escalated into a full-blown credit crisis during 2008, abruptly transforming the U.S. business and consumer financial environment from one of easy credit to one of scarce and expensive credit. Over the course of the period, the U.S. credit crunch gradually spread into a worldwide phenomenon. In turn, stocks worldwide, especially in the financials sector, endured massive sell-offs. In particular, the fund’s positions in a number of financials sector stocks represented a significant detractor from performance. For the 12-month period ended December 31, 2008, Putnam VT New Value Fund’s class IA shares posted a loss of 44.60% at net asset value.

As stated, the fund’s financial holdings were extremely hard hit over the period, and represented the great majority of the fund’s underperformance. Stock selection within financials was also a detractor. Genworth, the biggest individual detractor for the period, is a large, diversified insurance company that was punished by the market because of problems with its mortgage insurance business. Other financials sector positions that the fund held at various points during 2008, and which subtracted from returns, included Lehman Brothers, Fannie Mae, and Bear Stearns. In addition, holdings in the Yellow Pages publisher Idearc, which had been spun off by Verizon, hurt performance. Idearc had shown promise because of its significant investment in an expanded sales force, but was punished severely by the market for being overleveraged. Lastly, Textron detracted from returns as investors believed that the company’s critical Cessna Business Jet production business would be hurt by the recession. Many of these holdings were sold during the period.

Positive contributors to return during the period included discount retailers, which benefited from a shift by more consumers to bargain hunting. The fund’s position in Big Lots, Inc. was a beneficiary in this area. In addition, the business and personal insurer Chubb Corp. contributed to performance as its management team continued its strong business plan execution. And the fund’s holdings in Rohm & Haas, a specialty chemicals company, contributed, as Rohm agreed to be purchased at a premium price by Dow Chemical. (The fund’s position in Rohm was sold at a profit prior to litigation arising between the two companies over the $15.3 billion acquisition.)

By now, you have received notice that Putnam VT New Value Fund has been merged into Putnam VT Equity Income Fund, a large- and mid-cap value fund of greater size with a similar investment objective. Both funds invest in value stocks of U.S. companies whose stock prices reflect values that are lower than the values that Putnam places on the companies. The merger has been approved by the funds’ Board of Trustees, and did not require shareholder approval.

The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

* Merged into Putnam VT Equity Income Fund on February 17, 2009.

27

Putnam VT OTC & Emerging Growth Fund*

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks primarily of small and midsize emerging growth companies. It may include stocks traded in the over-the-counter market (OTC) and stocks of emerging growth companies listed on securities exchanges.

NET ASSET VALUE	December 31, 2008
Class IA	$4.54
Class IB	$4.44

PORTFOLIO MANAGEMENT

The fund is managed by Raymond Haddad. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The environment for equity investing was extremely challenging in 2008, with the U.S. economy slowing significantly amid ongoing fallout from the subprime mortgage crisis. Smaller companies faced their own unique set of difficulties, with banks slowing lending and curtailing the lines of credit that many smaller firms rely on to do business and grow. Although stock selection in health care, underweight positioning in consumer discretionary stocks, and timely selling of some energy positions contributed to the positive results, the fund was not immune to the impact of this tough environment. For the 12 months ended December 31, 2008, Putnam VT OTC & Emerging Growth Fund’s class IA shares had a loss of 45.50% at net asset value.

Throughout the year, individual stock analysis and selection remained the primary tools for building the fund’s portfolio. At the same time, however, fund management continued to monitor macroeconomic and market developments to gauge their potential impact on investment strategy and specific holdings. For example, in the first half of the period, these considerations led the fund’s manager to keep the portfolio’s weighting high in the strong-performing energy sector and low among hard-hit financial stocks. This strategy worked well until late summer, when energy and commodity prices fell precipitously and financial stocks began to rebound. In August, fund management began shifting energy assets into more defensive health-care holdings and select financial stocks. The move proved beneficial, but did not fully offset the energy holdings’ drag on performance. In fact, the fund’s top detractors over the period were all energy and commodities stocks. They included coal producers Massey Energy and Peabody Energy, and Joy Global, a company that makes the machines used to extract the coal. The fund eliminated its position in Peabody Energy by period-end.

The challenging market environment also provided the fund with investment opportunities in a number of industries. Two new positions in beaten-down financial companies were among the fund’s stronger performers for the year: Texas bank Cullen/Frost, which was sold before the end of the period, and insurance broker AON Corporation. Although many retailers tallied dismal sales for 2008, fund holding AutoZone prospered as more consumers chose to repair their own cars rather than send them to a garage. Health-care distributor Owens & Minor and iron ore producer Cliffs Natural Resources also delivered positive results. Management sold the position in Cliffs Natural Resources before the energy-sector decline that began in the summer.

By now, you have received notice that Putnam VT OTC & Emerging Growth Fund has been merged into Putnam VT Vista Fund, a growth fund of greater size with a similar investment objective. Both funds target attractively priced stocks of small and midsize companies that Putnam believes are poised for positive change. The merger was approved by the funds’ Board of Trustees, and did not require shareholder approval.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

* Merged into Putnam VT Vista Fund on February 17, 2009.

28

Putnam VT Research Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Primarily common stocks of large, U.S.-based companies

NET ASSET VALUE	December 31, 2008
Class IA	$8.03
Class IB	$8.00

PORTFOLIO MANAGEMENT

The fund is managed by Andrew Matteis, Charles “Brook” Dane, and Walter Scully. Information about other funds managed by these individuals can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Over the course of 2008, the expanding credit crisis began to impact the broader U.S. economy, and the ripple effects from the swift decline in the availability of credit led to a global economic downturn. As a consequence, many companies reassessed their earnings outlook, while investors harshly judged companies that required short-term access to credit. These two factors led to a broad and severe sell-off for equity markets, including large-cap stocks, which are the focus of Putnam VT Research Fund. For the 12-month period ended December 31, 2008, the fund’s class IA shares had a loss of 38.42% at net asset value.

During an extremely difficult period, management maintained its disciplined stock selection process, with an increased focus on forward-looking analysis of each company’s fundamental business characteristics along with more retrospective, quantitative research looking at long-term share price performance. Management also continued to utilize quantitative measurements of individual company and market factors that have historically contributed to strong performance, while considering a variety of competitive and macroeconomic factors that may affect a company’s potential for success. Management does not rely on any “top-down” strategies; all stock selection is done from the bottom up, one company at a time.

A large detractor from fund performance over the 12-month period was Idearc, Inc., a yellow pages directory company. Fund management purchased the company because of its high cash-generation capability and restructured marketing operation, but the market punished Idearc for its significant debt exposure, among other factors. The fund sold its position in this holding prior to year-end. In addition, Boeing’s announcement of delays in the delivery of its new 787 airplane frustrated investors, who sold the stock off. Lastly, holdings in Liberty Media Interactive’s tracking stock (a non-asset based security that tracks the financial performance of one branch of Liberty Media Corp.) suffered as the company’s QVC television retail network reported declining sales in a recessionary environment. The holding was sold before the end of the period.

An example of the fund management’s increased focus on companies’ fundamental business characteristics is the fund’s purchase of Wal-Mart in 2008. Wal-Mart, which contributed to performance relative to other fund holdings, was not the most inexpensive stock in its category, but analysis of same-store sales and other fundamentals showed its attractiveness. Apple also contributed for the year as the company’s marketing of new products, including the iPhone, proved to be much stronger than many market-watchers had predicted. Lastly, two companies in the consumer staples area — Clorox Co. and Philip Morris International — contributed to relative returns. Clorox Co.’s growing revenues and successful product introductions were viewed positively, and Philip Morris International’s split from Altria focused investors on the company’s vigorous non-U.S. business.

In a challenging economic environment, market volatility and economic uncertainty have continued to produce attractive valuations on select high-quality stocks. In the months ahead, management will seek out opportunities to elevate portfolio quality by taking advantage of attractive valuations for companies with solid cash flows that are well positioned for the current environment.

The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.

29

Putnam VT Small Cap Value Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks of small-capitalization companies believed to have potential for capital growth

NET ASSET VALUE	December 31, 2008
Class IA	$8.62
Class IB	$8.53

PORTFOLIO MANAGEMENT

The fund is managed by Edward Shadek and Eric Harthun. Information about other funds managed by these individuals can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The credit market meltdown in 2008 hurt stock performance across the board, including small-cap issues. Unprecedented events such as the collapse of Bear Stearns and Lehman Brothers, and the government rescues of Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and American International Group (AIG), took a heavy toll on the flow of credit and ultimately on the health of the U.S. economy. In the third quarter, economic statistics began to reveal a severe economic slowdown of a scale not seen in decades. Because small-cap companies tend to be focused on the domestic economy and are limited to one or two major lines of business, many of these companies were hit hard by the U.S. economic slowdown. As a consequence, their stock prices suffered. Large-cap returns were generally even worse. During the 12-month period, the technology and energy sectors within the small-cap universe underperformed. However, the most significant detractor from fund performance over the period came from holdings in the financials sector. For the 12 months ended December 31, 2008, Putnam VT Small Cap Value Fund’s class IA shares declined 39.26% at net asset value.

As mentioned, financials sector holdings, including the fund’s position in PFF Bancorp, detracted from returns. Management had held PFF in anticipation of a turnaround, but the company eventually went bankrupt due in large part to credit issues in its residential construction portfolio, and we eliminated our position in the holding by the end of the period. In the technology sector, SMART Modular underperformed, as its computer memory business posted disappointing results. The fund was hurt by the fact that it did not hold Petrohawk Energy stock, which advanced strongly during the period.

In an extremely difficult period, several of management’s selections in the health-care and consumer staples sectors contributed to returns. In health care, the fund’s position in Sciele Pharma benefited from the company’s acquisition by the Japanese pharmaceutical company Shionogi & Co. The holding was sold by period-end. In addition, Spartan Stores, a consumer staples firm, profited from favorable trends in its food wholesale and retail distribution businesses during 2008.

Going forward, it is likely that the U.S. economy will continue to experience difficulties. Two keys to eventual recovery are the restoration of U.S. consumer confidence and capital market liquidity. A focus on individual stocks, rather than sectors, continues to be critical to fund strategy. The fund’s managers are currently looking to invest in businesses that can weather the present economic difficulties and emerge in a competitive position. Fund management continues to focus on broad diversification and on screening the universe of approximately 1,500 small-cap value stocks to identify those with the most attractive medium- to long-term prospects.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

30

Putnam VT Vista Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks of midsize companies believed to have potential for capital growth

NET ASSET VALUE	December 31, 2008
Class IA	$8.50
Class IB	$8.31

PORTFOLIO MANAGEMENT

The fund is managed by Raymond Haddad. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Not only did the credit crisis of 2008 severely curtail the availability of financing to companies and consumers, it hurt the U.S. financial markets more significantly than initially anticipated. The effects were so drastic that many companies whose financial performance was holding up in the summer saw their operations nearly collapse in the fall. The events demonstrated how a lack of available credit can have swift and dire economic consequences. As a result, stocks of all market capitalization sizes, including mid-cap stocks, which depend more on the ready availability of credit than large-cap companies, were hit hard by persistent market sell-offs. In this extremely unfavorable environment, the fund’s class IA shares had a loss of 45.41% at net asset value for the 12 months ended December 31, 2008.

In mid-August, as the fund’s management observed that the credit crisis was spilling into emerging markets, it removed the fund’s overweight to the energy sector, because emerging-market energy usage is a key component of worldwide demand for energy and commodities. This decision helped fund performance during a difficult period. The largest individual contributor to returns during the year came from the auto parts retailer AutoZone. Although most of AutoZone’s business is from do-it-yourself customers, increased commercial demand for parts from auto repair shops pushed the stock higher. In the first half of 2008, before commodities corrected sharply, the fund benefited from its holdings in Cliffs Natural Resources, an iron ore mining company. Cliffs had profited from robust steel production (iron ore is one of the main materials for producing steel) in emerging-market countries, but the fund’s position in this holding was eliminated prior to the end of the year. Lastly, the fund’s position in the consumer staples company Church & Dwight contributed, as bargain-hunting consumers began to buy the company’s lower-priced household brands.

During the period, individual detractors from performance included NVIDIA, a manufacturer of semiconductors for consumer discretionary items. The company suffered from semiconductor oversupply and shrinking demand, and this holding was sold before period-end. In addition, the fund’s holdings in coal supplier Peabody Energy declined in price because the fund’s position in Peabody was not sold in time to avoid all of the effects of plunging commodity prices. Management is now rebuilding this position because it views Peabody as significantly undervalued.

Going forward, market participants will look for signs that the worst of the global economic downturn is behind us, but such signs remain elusive. However, the managers believe — contrary to consensus — that emerging-market economies will show signs of improvement before developed markets do. Management is gradually positioning the fund toward global sectors such as energy and materials. Management also plans to position the fund defensively in health-care stocks and with underweights to the consumer discretionary and technology sectors.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

31

Putnam VT Voyager Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Stocks of large and midsize companies believed to have growth potential

NET ASSET VALUE	December 31, 2008
Class IA	$20.14
Class IB	$19.98

PORTFOLIO MANAGEMENT

The fund is managed by Nicholas Thakore. Information about other funds managed by this individual can be found beginning on page 40.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The U.S. stock market performed poorly during 2008, reflecting an environment of slowing economic growth, severely deteriorating credit conditions, and elevated risk aversion among investors. The worst performance occurred during the September–November time frame, when forced selling by leveraged investors caused the downturn of what was to become the worst year for the U.S. market since 1937. With this as the backdrop, the class IA shares of Putnam VT Voyager Fund declined 36.87% at net asset value during the annual period.

Consistent with trends in the broader market, the fund’s best performers were generally defensive stocks with stable earnings and limited sensitivity to economic trends. Among these were Proctor & Gamble, Amgen, and Vodafone. Conversely, the financial and consumer discretionary sectors were home to many of the fund’s worst performers. Holdings in the financial sector that hurt performance included Goldman Sachs and American International Group. In the consumer discretionary area, Wal-Mart and Best Buy had a negative effect. Technology stocks, which tend to be more cyclical, also underperformed. One of the leading detractors in the sector was Apple, which declined well off its previous high amid the sell-off in the U.S. market in the fall months.

The current portfolio manager took over the fund in late October, resulting in some changes to the portfolio in the final two months of the year. The new management looks for companies whose earnings can grow faster than the overall market, and it is very disciplined in terms of valuations. Additionally, management focuses on individual company research in order to nail down earnings estimates and keep abreast of the key drivers of growth for the companies it holds in the fund. In this way, management can help ensure that the fund’s underlying holdings will deliver the earnings growth it expects.

At a time when the indiscriminate nature of the market sell-off has created attractive valuations among higher-quality growth stocks, management has sought to take advantage of opportunities in two areas. First, it has added to the traditionally defensive health-care, consumer staples, and telecommunications sectors. Second, it also has added some higher-risk stocks so the portfolio can participate if the market surprises to the upside in 2009. Management has sought to accomplish this by selectively adding new holdings in the consumer discretionary, financials, and technology sectors. The fund’s manager also has bought shares in a small basket of fundamentally sound companies with above-average levels of debt. While debt typically would not be a problem in a normal market, such stocks have underperformed sharply given investors’ focus on credit issues, creating a potential opportunity. Lastly, the fund benefited from the receipt of a large settlement payment from a broad classaction suit against Enron. The fund received $4,920,635 which represents 0.67% of net assets at December 31, 2008.

Looking ahead, the fund’s manager anticipates slow economic growth and weaker corporate earnings. However, given the increasingly attractive valuations to be found in the wake of the fourth-quarter downturn, there appears to be an improving balance of risk and reward in the market. Management believes a portfolio of faster-growing, attractively valued companies will be well positioned for this environment.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

32

Cumulative total returns of a $10,000
investment in class IA and class IB shares at
net asset value

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index. See pages 3 and 4 for performance calculation method.

33

Cumulative total returns of a $10,000
investment in class IA and class IB shares
at net asset value

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index. See pages 3 and 4 for performance calculation method.

34

Cumulative total returns of a $10,000
investment in class IA and class IB shares
at net asset value

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index. See pages 3 and 4 for performance calculation method.

35

Cumulative total returns of a $10,000
investment in class IA and class IB shares
at net asset value

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index. See pages 3 and 4 for performance calculation method.

36

Cumulative total returns of a $10,000
investment in class IA and class IB shares
at net asset value

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index. See pages 3 and 4 for performance calculation method.

37

Cumulative total returns of a $10,000
investment in class IA and class IB shares
at net asset value

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index. See pages 3 and 4 for performance calculation method.

38

Cumulative total returns of a $10,000
investment in class IA and class IB shares
at net asset value

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index. See pages 3 and 4 for performance calculation method.

39

Other Funds Managed by PVT Fund Managers

Listed below are the Putnam Funds managed by the fund managers discussed in this report. The individuals listed may also manage other retail mutual fund counterparts to the Putnam VT Funds discussed in this report or other accounts advised by Putnam Management or an affiliate.

Name	Funds Managed

Michael Atkin	VT Diversified Income Fund
Global Income Trust
Premier Income Trust
Master Intermediate Income Trust

Carl Bell	VT Income Fund
Absolute Return 100 Fund
Absolute Return 300 Fund

Rob Bloemker	VT American Government Income Fund
VT Diversified Income Fund
VT Income Fund
Global Income Trust
U.S. Government Income Trust
Absolute Return 100 Fund
Absolute Return 300 Fund
Premier Income Trust
Master Intermediate Income Trust

Norman Boucher	VT High Yield Fund
High Yield Advantage Fund
Floating Rate Income Fund

Robert Brookby	VT Capital Appreciation Fund‡
VT Growth Opportunities Fund
VT Investors Fund

Joshua Byrne	VT International Equity Fund

David Calabro	VT The George Putnam Fund of Boston

Kelsey Chen	VT Global Health Care Fund*

Daniel Choquette	VT American Government Income Fund
U.S. Government Income Trust

Charles “Brook” Dane	VT Research Fund

Joanne Driscoll	VT Money Market Fund
Tax Exempt Money Market Fund

Robert Ewing	VT Growth and Income Fund

James Fetch	VT Global Asset Allocation Fund
Asset Allocation: Conservative Portfolio
Asset Allocation: Balanced Portfolio
Asset Allocation: Growth Portfolio
Absolute Return 500 Fund
Absolute Return 700 Fund

Bartlett Geer	VT Equity Income Fund
VT New Value Fund‡

Raymond Haddad	VT OTC & Emerging Growth Fund‡
VT Vista Fund

Eric Harthun	VT Small Cap Value Fund
Convertible Income-Growth Trust
High Income Securities Fund

Pamela Holding	VT International Growth and Income Fund

Joseph Joseph	VT Capital Opportunities Fund
International Capital Opportunities Fund

Robert Kea	VT Global Asset Allocation Fund
Income Strategies Fund
Asset Allocation: Conservative Portfolio
Asset Allocation: Balanced Portfolio
Asset Allocation: Growth Portfolio
Absolute Return 500 Fund
Absolute Return 700 Fund
RetirementReady® Funds

40

Name	Funds Managed

Jeffrey Knight	VT Global Asset Allocation Fund
Income Strategies Fund
Asset Allocation: Conservative Portfolio
Asset Allocation: Balanced Portfolio
Asset Allocation: Growth Portfolio
Absolute Return 500 Fund
Absolute Return 700 Fund
RetirementReady® Funds

D. William Kohli	VT Diversified Income Fund
Global Income Trust
Absolute Return 100 Fund
Absolute Return 300 Fund
Premier Income Trust
Master Intermediate Income Trust

Shigeki Makino	VT Global Equity Fund

Andrew Matteis	VT Research Fund

Gerald Moore	VT Discovery Growth Fund‡
VT New Opportunities Fund

Kevin Murphy	VT Diversified Income Fund
VT Income Fund
Absolute Return 100 Fund
Absolute Return 300 Fund
Premier Income Trust
Master Intermediate Income Trust

James Polk	VT Mid Cap Value Fund

Jeffrey Sacknowitz	VT International New Opportunities Fund

Michael Salm	VT American Government Income Fund
VT Income Fund
Global Income Trust
U.S. Government Income Trust
Absolute Return 100 Fund
Absolute Return 300 Fund

Robert Salvin	VT High Yield Fund
Convertible Income-Growth Trust
High Yield Advantage Fund
Floating Rate Income Fund
High Income Securities Fund

Paul Scanlon	VT Diversified Income Fund
VT High Yield Fund
High Yield Advantage Fund
Floating Rate Income Fund
Absolute Return 100 Fund
Absolute Return 300 Fund
Premier Income Trust
Master Intermediate Income Trust

Robert Schoen	VT Global Asset Allocation Fund
Income Strategies Fund
Asset Allocation: Conservative Portfolio
Asset Allocation: Balanced Portfolio
Asset Allocation: Growth Portfolio
Absolute Return 500 Fund
Absolute Return 700 Fund
RetirementReady® Funds

Walter Scully	VT Research Fund
Global Consumer Fund

Edward Shadek	VT Small Cap Value Fund

Raman Srivastava	VT The George Putnam Fund of Boston
VT Income Fund
Global Income Trust
Absolute Return 100 Fund
Absolute Return 300 Fund

41

Name	Funds Managed

Christopher Stevo	VT Global Health Care Fund

Gerard Sullivan	VT Capital Appreciation Fund‡
VT Investors Fund

Nicholas Thakore	VT Voyager Fund

Jonathan Topper	VT Money Market Fund
Tax Exempt Money Market Fund

Jason Vaillancourt	VT Global Asset Allocation Fund
Asset Allocation: Conservative Portfolio
Asset Allocation: Balanced Portfolio
Asset Allocation: Growth Portfolio
Absolute Return 500 Fund
Absolute Return 700 Fund

Michael Yogg	VT Global Utilities Fund†

* Prior to January 2, 2009, this fund was known as Putnam VT Health Sciences Fund.

† Prior to January 2, 2009, this fund was known as Putnam VT Utilities Growth and Income Fund.

‡ Merged into an acquiring Putnam VT fund on February 17, 2009.

42

Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2008 to December 31, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended December 31, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During all or a portion of the period, all of the VT funds limited their expenses; had they not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 12/31/08		ENDED 12/31/08

	Class IA	Class IB	Class IA	Class IB

VT American Government Income Fund
Expenses paid per $1,000	$3.09	$4.33	$3.15	$4.42
Ending value (after expenses)	$981.70	$979.90	$1,022.02	$1,020.76
Annualized expense ratio*	0.62%	0.87%	0.62%	0.87%
Lipper peer group avg. expense ratio†	0.62%	0.87%	0.62%	0.87%

VT Capital Appreciation Fund
Expenses paid per $1,000	$2.92	$3.99	$3.46	$4.72
Ending value (after expenses)	$708.30	$707.50	$1,021.72	$1,020.46
Annualized expense ratio*	0.68%	0.93%	0.68%	0.93%
Lipper peer group avg. expense ratio†	0.80%	1.05%	0.80%	1.05%

VT Capital Opportunities Fund
Expenses paid per $1,000	$4.26	$5.33	$5.03	$6.29
Ending value (after expenses)	$711.60	$710.60	$1,020.16	$1,018.90
Annualized expense ratio*	0.99%	1.24%	0.99%	1.24%
Lipper peer group avg. expense ratio†	0.99%	1.24%	0.99%	1.24%

43

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 12/31/08		ENDED 12/31/08

	Class IA	Class IB	Class IA	Class IB

VT Discovery Growth Fund
Expenses paid per $1,000	$3.11	$4.13	$3.86	$5.13
Ending value (after expenses)	$625.50	$626.60	$1,021.32	$1,020.06
Annualized expense ratio*	0.76%	1.01%	0.76%	1.01%
Lipper peer group avg. expense ratio†	0.81%	1.06%	0.81%	1.06%

VT Diversified Income Fund
Expenses paid per $1,000	$3.20	$4.28	$3.76	$5.03
Ending value (after expenses)	$719.50	$721.70	$1,021.42	$1,020.16
Annualized expense ratio*	0.74%	0.99%	0.74%	0.99%
Lipper peer group avg. expense ratio†	0.74%	0.99%	0.74%	0.99%

VT Equity Income Fund
Expenses paid per $1,000	$3.53	$4.64	$4.01	$5.28
Ending value (after expenses)	$776.40	$774.70	$1,021.17	$1,019.91
Annualized expense ratio*	0.79%	1.04%	0.79%	1.04%
Lipper peer group avg. expense ratio†	0.80%	1.05%	0.80%	1.05%

VT The George Putnam Fund of Boston
Expenses paid per $1,000	$3.22	$4.27	$3.91	$5.18
Ending value (after expenses)	$665.90	$665.50	$1,021.27	$1,020.01
Annualized expense ratio*	0.77%	1.02%	0.77%	1.02%
Lipper peer group avg. expense ratio†	0.76%	1.01%	0.76%	1.01%

VT Global Asset Allocation Fund
Expenses paid per $1,000	$3.36	$4.43	$3.96	$5.23
Ending value (after expenses)	$712.30	$711.50	$1,021.22	$1,019.96
Annualized expense ratio*	0.78%	1.03%	0.78%	1.03%
Lipper peer group avg. expense ratio†	0.77%	1.02%	0.77%	1.02%

VT Global Equity Fund
Expenses paid per $1,000	$3.53	$4.54	$4.42	$5.69
Ending value (after expenses)	$615.10	$614.30	$1,020.76	$1,019.51
Annualized expense ratio*	0.87%	1.12%	0.87%	1.12%
Lipper peer group avg. expense ratio†	0.88%	1.13%	0.88%	1.13%

VT Global Health Care Fund‡
Expenses paid per $1,000	$4.15	$5.33	$4.47	$5.74
Ending value (after expenses)	$876.90	$876.70	$1,020.71	$1,019.46
Annualized expense ratio*	0.88%	1.13%	0.88%	1.13%
Lipper peer group avg. expense ratio†	0.99%	1.24%	0.99%	1.24%

VT Global Utilities Fund**
Expenses paid per $1,000	$3.56	$4.65	$4.17	$5.43
Ending value (after expenses)	$728.20	$727.40	$1,021.01	$1,019.76
Annualized expense ratio*	0.82%	1.07%	0.82%	1.07%
Lipper peer group avg. expense ratio†	0.82%	1.07%	0.82%	1.07%

VT Growth and Income Fund
Expenses paid per $1,000	$2.75	$3.84	$3.20	$4.47
Ending value (after expenses)	$736.40	$735.70	$1,021.97	$1,020.71
Annualized expense ratio*	0.63%	0.88%	0.63%	0.88%
Lipper peer group avg. expense ratio†	0.79%	1.04%	0.79%	1.04%

VT Growth Opportunities Fund
Expenses paid per $1,000	$3.42	$4.48	$4.06	$5.33
Ending value (after expenses)	$698.80	$697.80	$1,021.11	$1,019.86
Annualized expense ratio*	0.80%	1.05%	0.80%	1.05%
Lipper peer group avg. expense ratio†	0.81%	1.06%	0.81%	1.06%

VT High Yield Fund
Expenses paid per $1,000	$3.15	$4.24	$3.66	$4.93
Ending value (after expenses)	$739.60	$739.20	$1,021.52	$1,020.26
Annualized expense ratio*	0.72%	0.97%	0.72%	0.97%
Lipper peer group avg. expense ratio†	0.72%	0.97%	0.72%	0.97%

VT Income Fund
Expenses paid per $1,000	$2.58	$3.69	$2.95	$4.22
Ending value (after expenses)	$770.30	$770.40	$1,022.22	$1,020.96
Annualized expense ratio*	0.58%	0.83%	0.58%	0.83%
Lipper peer group avg. expense ratio†	0.59%	0.84%	0.59%	0.84%

‡ Prior to January 2, 2009, this fund was known as Putnam VT Health Sciences Fund.

** Prior to January 2, 2009, this fund was known as Putnam VT Utilities Growth and Income Fund.

44

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 12/31/08		ENDED 12/31/08

	Class IA	Class IB	Class IA	Class IB

VT International Equity Fund
Expenses paid per $1,000	$3.68	$4.70	$4.57	$5.84
Ending value (after expenses)	$624.80	$624.70	$1,020.61	$1,019.36
Annualized expense ratio*	0.90%	1.15%	0.90%	1.15%
Lipper peer group avg. expense ratio†	0.98%	1.23%	0.98%	1.23%

VT International Growth and Income Fund
Expenses paid per $1,000	$3.84	$4.85	$4.82	$6.09
Ending value (after expenses)	$607.60	$606.60	$1,020.36	$1,019.10
Annualized expense ratio*	0.95%	1.20%	0.95%	1.20%
Lipper peer group avg. expense ratio†	1.00%	1.25%	1.00%	1.25%

VT International New Opportunities Fund
Expenses paid per $1,000	$4.51	$5.54	$5.53	$6.80
Ending value (after expenses)	$645.50	$644.80	$1,019.66	$1,018.40
Annualized expense ratio*	1.09%	1.34%	1.09%	1.34%
Lipper peer group avg. expense ratio†	1.08%	1.33%	1.08%	1.33%

VT Investors Fund
Expenses paid per $1,000	$3.40	$4.48	$4.01	$5.28
Ending value (after expenses)	$714.00	$713.80	$1,021.17	$1,019.91
Annualized expense ratio*	0.79%	1.04%	0.79%	1.04%
Lipper peer group avg. expense ratio†	0.80%	1.05%	0.80%	1.05%

VT Mid Cap Value Fund
Expenses paid per $1,000	$3.62	$4.64	$4.52	$5.79
Ending value (after expenses)	$618.30	$618.40	$1,020.66	$1,019.41
Annualized expense ratio*	0.89%	1.14%	0.89%	1.14%
Lipper peer group avg. expense ratio†	0.89%	1.14%	0.89%	1.14%

VT Money Market Fund
Expenses paid per $1,000	$2.48	$3.74	$2.49	$3.76
Ending value (after expenses)	$1,012.30	$1,011.00	$1,022.67	$1,021.42
Annualized expense ratio*	0.49%	0.74%	0.49%	0.74%
Lipper peer group avg. expense ratio†	0.49%	0.74%	0.49%	0.74%

VT New Opportunities Fund
Expenses paid per $1,000	$3.27	$4.31	$3.96	$5.23
Ending value (after expenses)	$667.20	$666.30	$1,021.22	$1,019.96
Annualized expense ratio*	0.78%	1.03%	0.78%	1.03%
Lipper peer group avg. expense ratio†	0.81%	1.06%	0.81%	1.06%

VT New Value Fund
Expenses paid per $1,000	$3.44	$4.50	$4.12	$5.38
Ending value (after expenses)	$688.50	$687.30	$1,021.11	$1,019.86
Annualized expense ratio*	0.81%	1.06%	0.81%	1.06%
Lipper peer group avg. expense ratio†	0.81%	1.06%	0.81%	1.06%

VT OTC & Emerging Growth Fund
Expenses paid per $1,000	$3.57	$4.57	$4.52	$5.79
Ending value (after expenses)	$595.00	$594.40	$1,020.66	$1,019.41
Annualized expense ratio*	0.89%	1.14%	0.89%	1.14%
Lipper peer group avg. expense ratio†	0.89%	1.14%	0.89%	1.14%

VT Research Fund
Expenses paid per $1,000	$3.43	$4.50	$4.06	$5.33
Ending value (after expenses)	$706.20	$705.50	$1,021.11	$1,019.86
Annualized expense ratio*	0.80%	1.05%	0.80%	1.05%
Lipper peer group avg. expense ratio†	0.80%	1.05%	0.80%	1.05%

VT Small Cap Value Fund
Expenses paid per $1,000	$4.03	$5.10	$4.77	$6.04
Ending value (after expenses)	$704.80	$703.80	$1,020.41	$1,019.15
Annualized expense ratio*	0.94%	1.19%	0.94%	1.19%
Lipper peer group avg. expense ratio†	0.97%	1.22%	0.97%	1.22%

VT Vista Fund
Expenses paid per $1,000	$3.30	$4.29	$4.22	$5.48
Ending value (after expenses)	$579.40	$578.70	$1,020.96	$1,019.71
Annualized expense ratio*	0.83%	1.08%	0.83%	1.08%
Lipper peer group avg. expense ratio†	0.89%	1.14%	0.89%	1.14%

45

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 12/31/08		ENDED 12/31/08

	Class IA	Class IB	Class IA	Class IB

VT Voyager Fund
Expenses paid per $1,000	$3.22	$4.28	$3.81	$5.08
Ending value (after expenses)	$705.40	$704.50	$1,021.37	$1,020.11
Annualized expense ratio*	0.75%	1.00%	0.75%	1.00%
Lipper peer group avg. expense ratio†	0.81%	1.06%	0.81%	1.06%

* For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

† Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average.The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage/service arrangements that may reduce subaccount expenses.To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times and for different periods.The fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 12/31/08.

46

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes

47

in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT American Government Income Fund	12th	41st

Putnam VT Capital Appreciation Fund	8th	50th

Putnam VT Capital Opportunities Fund	4th	32nd

Putnam VT Discovery Growth Fund	4th	41st

Putnam VT Diversified Income Fund	50th	36th

Putnam VT Equity Income Fund	21st	32nd

Putnam VT The George Putnam Fund of Boston	62nd	41st

Putnam VT Global Asset Allocation Fund	52nd	48th

Putnam VT Global Equity Fund	67th	48th

Putnam VT Global Health Care Fund*	20th	7th

Putnam VT Global Utilities Fund†	50th	50th

Putnam VT Growth and Income Fund	10th	10th

Putnam VT Growth Opportunities Fund	7th	31st

Putnam VT High Yield Fund	55th	41st

Putnam VT Income Fund	50th	27th

Putnam VT International Equity Fund	19th	23rd

Putnam VT International Growth and Income Fund	31st	28th

Putnam VT International New Opportunities Fund	66th	62nd

Putnam VT Investors Fund	28th	24th

Putnam VT Mid Cap Value Fund	35th	53rd

Putnam VT Money Market Fund	38th	45th

Putnam VT New Opportunities Fund	27th	23rd

Putnam VT New Value Fund	46th	33rd

Putnam VT OTC & Emerging Growth Fund	28th	34th

Putnam VT Research Fund	38th	38th

Putnam VT Small Cap Value Fund	41st	38th

Putnam VT Vista Fund	14th	24th

Putnam VT Voyager Fund	17th	21st

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

* Prior to January 2, 2009, this fund was known as Putnam VT Health Sciences Fund.

† Prior to January 2, 2009, this fund was known as Putnam VT Utilities Growth and Income Fund.

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The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will be applied to Putnam VT Capital Appreciation Fund. All other funds in Putnam Variable Trust had below average expense ratios relative to their custom peer groups and, therefore, were not subject to this additional expense limitation.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the

49

investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of the funds in Putnam Variable Trust, the Trustees considered the Lipper peer group percentile rankings for each fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer groups for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT American Government Income Fund	26th (69)	89th (62)	80th (49)
Lipper VP (Underlying Funds) — General U.S. Government Funds

Putnam VT Capital Appreciation Fund	100th (214)	95th (156)	93rd (129)
Lipper VP (Underlying Funds) — Multi-Cap Core Funds

Putnam VT Capital Opportunities Fund	92nd (123)	71st (103)	—
Lipper VP (Underlying Funds) — Small-Cap Core Funds

Putnam VT Discovery Growth Fund	67th (167)	55th (132)	60th (102)
Lipper VP (Underlying Funds) — Multi-Cap Growth Funds

Putnam VT Diversified Income Fund	66th (51)	51st (50)	20th (40)
Lipper VP (Underlying Funds) — General Bond Funds

Putnam VT Equity Income Fund	36th (58)	31st (55)	—
Lipper VP (Underlying Funds) — Equity Income Funds

Putnam VT The George Putnam Fund of Boston	96th (182)	95th (108)	95th (86)
Lipper VP (Underlying Funds) — Balanced Funds

Putnam VT Global Asset Allocation Fund	87th (174)	62nd (108)	53rd (81)
Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Growth Funds

Putnam VT Global Equity Fund	36th (33)	38th (23)	50th (19)
Lipper VP (Underlying Funds) — Global Core Funds

Putnam VT Global Health Care Fund*	92nd (35)	86th (33)	90th (27)
Lipper VP (Underlying Funds) — Health/Biotechnology Funds

Putnam VT Global Utilities Fund†	78th (34)	67th (29)	58th (25)
Lipper VP (Underlying Funds) — Utility Funds

Putnam VT Growth and Income Fund	96th (95)	95th (84)	88th (70)
Lipper VP (Underlying Funds) — Large-Cap Value Funds

Putnam VT Growth Opportunities Fund	88th (204)	85th (194)	97th (165)
Lipper VP (Underlying Funds) — Large-Cap Growth Funds

* Prior to January 2, 2009, this fund was known as Putnam VT Health Sciences Fund.

† Prior to January 2, 2009, this fund was known as Putnam VT Utilities Growth and Income Fund.

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	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT High Yield Fund	24th (108)	11th (92)	15th (80)
Lipper VP (Underlying Funds) — High Current Yield Funds

Putnam VT Income Fund	49th (40)	25th (40)	37th (35)
Lipper VP (Underlying Funds) — Corporate Debt Funds A-Rated

Putnam VT International Equity Fund	81st (135)	70th (122)	80th (113)
Lipper VP (Underlying Funds) — International Core Funds

Putnam VT International Growth and Income Fund	55th (36)	47th (31)	43rd (25)
Lipper VP (Underlying Funds) — International Value Funds

Putnam VT International New Opportunities Fund	48th (71)	28th (54)	60th (48)
Lipper VP (Underlying Funds) — International Growth Funds

Putnam VT Investors Fund	99th (203)	93rd (176)	76th (163)
Lipper VP (Underlying Funds) — Large-Cap Core Funds

Putnam VT Mid Cap Value Fund	50th (66)	18th (55)	—
Lipper VP (Underlying Funds) — Mid-Cap Value Funds

Putnam VT Money Market Fund	13th (107)	23rd (103)	24th (94)
Lipper VP (Underlying Funds) — Money Market Funds

Putnam VT New Opportunities Fund	81st (167)	76th (132)	64th (102)
Lipper VP (Underlying Funds) — Multi-Cap Growth Funds

Putnam VT New Value Fund	79th (88)	83rd (79)	54th (65)
Lipper VP (Underlying Funds) — Multi-Cap Value Funds

Putnam VT OTC & Emerging Growth Fund	64th (154)	60th (138)	66th (119)
Lipper VP (Underlying Funds) — Mid-Cap Growth Funds

Putnam VT Research Fund	91st (203)	92nd (176)	92nd (163)
Lipper VP (Underlying Funds) — Large-Cap Core Funds

Putnam VT Small Cap Value Fund	85th (43)	84th (36)	35th (28)
Lipper VP (Underlying Funds) — Small-Cap Value Funds

Putnam VT Vista Fund	95th (154)	86th (138)	78th (119)
Lipper VP (Underlying Funds) — Mid-Cap Growth Funds

Putnam VT Voyager Fund	88th (204)	91st (194)	94th (165)
Lipper VP (Underlying Funds) — Large-Cap Growth Funds

See page 56 for more recent Lipper performance ranking information for the funds. Past performance is no guarantee of future results.

The Trustees noted the disappointing performance for certain of the funds in Putnam Variable Trust, as well as certain circumstances that may have contributed to that performance and the actions taken by Putnam Management to address these funds’ performance, as detailed below.

Putnam VT New Value Fund — The Trustees noted the disappointing performance for your fund for the one-year and three-year periods ended December 31, 2007. In this regard, the Trustees considered that, similar to the experience of certain other Putnam funds in the large-cap equity space, this fund’s performance would have been materially better over these periods but for the performance of a limited number of portfolio choices in the financial sector that experienced extreme distress in the market turmoil that began in the summer of 2007. In addition, following leadership and portfolio management team changes, Putnam Management continues to make efforts to enhance the strength of the Large Cap Equities team, and Putnam Management has centralized the equity research structure. These changes were made to strengthen the investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and to enhance the performance potential for Putnam funds in the large-cap equity space.

Putnam VT Growth and Income Fund — The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended December 31, 2007. In this regard, the Trustees considered that, similar to the experience of certain other Putnam funds in the large-cap equity space, this fund’s performance would have been

51

materially better over these periods but for the performance of a limited number of portfolio choices in the financial sector that experienced extreme distress in the market turmoil that began in the summer of 2007. In addition, following leadership and portfolio management team changes, Putnam Management continues to make efforts to enhance the strength of the Large Cap Equities team, and Putnam Management has centralized the equity research structure. These changes were made to strengthen the investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and to enhance the performance potential for Putnam funds in the large-cap equity space.

Putnam VT The George Putnam Fund of Boston — The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended December 31, 2007. In this regard, the Trustees considered that, similar to the experience of certain other Putnam funds with exposure to the large-cap equity space, this fund’s performance would have been materially better over these periods but for the performance of a limited number of portfolio choices in the financial sector that experienced extreme distress in the market turmoil that began in the summer of 2007. In addition, following leadership and portfolio management team changes, Putnam Management continues to make efforts to enhance the strength of the Large Cap Equities team, and Putnam Management has centralized the equity research structure. These changes were made to strengthen the investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and to enhance the performance potential for Putnam funds with exposure to the large-cap equity space.

Putnam VT International Equity Fund — The Trustees noted the disappointing performance for your fund for the one-year and five-year periods ended December 31, 2007. In this regard, the Trustees considered that Putnam Management continues to have confidence in the investment process for this fund given its stronger longer term record, recognizing the tendency for short-term variability over a market cycle. The Trustees also considered Putnam Management’s belief that the Large Cap Equities team’s leadership changes and the research centralization efforts underway in the equity space at Putnam more generally will strengthen the fund’s investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and enhance the fund’s performance potential.

Putnam VT Investors Fund — The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended December 31, 2007. In this regard, the Trustees considered that, similar to the experience of certain other Putnam funds in the large-cap equity space, this fund’s performance would have been materially better over these periods but for the performance of a limited number of portfolio choices in the financial sector that experienced extreme distress in the market turmoil that began in the summer of 2007. In addition, following leadership and portfolio management team changes, Putnam Management continues to make efforts to enhance the strength of the Large Cap Equities team, and Putnam Management has centralized the equity research structure. These changes were made to strengthen the investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and to enhance the performance potential for Putnam funds in the large-cap equity space.

Putnam VT Capital Appreciation Fund — The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended December 31, 2007. In this regard, the Trustees considered that, similar to the experience of certain other Putnam funds with exposure to the large-cap equity space, this fund’s performance would have been materially better over these periods but for the performance of a limited number of portfolio choices in the financial sector that experienced extreme distress in the market turmoil that began in the summer of 2007. In addition, following leadership and portfolio management team changes, Putnam Management continues to make efforts to enhance the strength of the Large Cap Equities team, and Putnam Management has centralized the equity research structure. These changes were made to strengthen the investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and to enhance the performance potential for Putnam funds with exposure to the large-cap equity space.

Putnam VT Global Utilities Fund — The Trustees noted the disappointing performance for your fund for the one-year period ended December 31, 2007. In this regard, the Trustees considered that Putnam Management continues to have confidence in the investment process for this fund given its stronger longer term record, recognizing the tendency for

52

short-term variability over a market cycle. The Trustees also considered Putnam Management’s belief that the Large Cap Equities team’s leadership changes and the research centralization efforts underway in the equity space at Putnam more generally will strengthen the fund’s investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and enhance the fund’s performance potential.

Putnam VT Global Health Care Fund — The Trustees noted the disappointing performance for your fund for the one-year, three-year, and five-year periods ended December 31, 2007. Putnam Management believes that relative performance suffered in part because the fund was less concentrated than some competitors in particular industries and sectors with strong performance over recent periods. In addition, in recent years, Putnam Management had made enhancements to the fund’s portfolio construction process, which focuses on understanding the correlation among securities in the fund’s portfolio. The Trustees also considered Putnam Management’s belief that the Large Cap Equities team’s leadership changes and the research centralization efforts underway in the equity space at Putnam more generally will strengthen the fund’s investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and enhance the fund’s performance potential.

Putnam VT Research Fund — The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended December 31, 2007. In this regard, the Trustees considered that, similar to the experience of certain other Putnam funds with exposure to the large-cap equity space, this fund’s performance would have been materially better over these periods but for the performance of a limited number of portfolio choices in the financial sector that experienced extreme distress in the market turmoil that began in the summer of 2007. In addition, following leadership and portfolio management team changes, Putnam Management continues to make efforts to enhance the strength of the Large Cap Equities team, and Putnam Management has centralized the equity research structure. These changes were made to strengthen the investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and to enhance the performance potential for Putnam funds with exposure to the large-cap equity space.

Putnam VT Growth Opportunities Fund — The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended December 31, 2007. In this regard, the Trustees considered that, similar to the experience of certain other Putnam funds with exposure to the large-cap equity space, this fund’s performance would have been materially better over these periods but for the performance of a limited number of portfolio choices in the financial sector that experienced extreme distress in the market turmoil that began in the summer of 2007. In addition, following leadership and portfolio management team changes, Putnam Management continues to make efforts to enhance the strength of the Large Cap Equities team, and Putnam Management has centralized the equity research structure. These changes were made to strengthen the investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and to enhance the performance potential for Putnam funds with exposure to the large-cap equity space.

Putnam VT Voyager Fund — The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended December 31, 2007. In this regard, the Trustees considered that, similar to the experience of certain other Putnam funds in the large-cap equity space, this fund’s performance would have been materially better over these periods but for the performance of a limited number of portfolio choices in the financial sector that experienced extreme distress in the market turmoil that began in the summer of 2007. In addition, following leadership and portfolio management team changes, Putnam Management continues to make efforts to enhance the strength of the Large Cap Equities team, and Putnam Management has centralized the equity research structure. These changes were made to strengthen the investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and to enhance the performance potential for Putnam funds in the large-cap equity space.

Putnam VT Capital Opportunities Fund — The Trustees noted the disappointing performance for your fund for the one-year period ended December 31, 2007. The Trustees considered Putnam Management’s belief that the research

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centralization efforts underway in the equity space at Putnam will strengthen the fund’s investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and enhance the fund’s performance potential.

Putnam VT New Opportunities Fund — The Trustees noted the disappointing performance for your fund for the one-year and three-year periods ended December 31, 2007. In this regard, the Trustees considered that, similar to the experience of certain other Putnam funds with exposure to the large-cap equity space, this fund’s performance would have been materially better over these periods but for the performance of a limited number of portfolio choices in the financial sector that experienced extreme distress in the market turmoil that began in the summer of 2007. In addition, following leadership and portfolio management team changes, Putnam Management continues to make efforts to enhance the strength of the Large Cap Equities team, and Putnam Management has centralized the equity research structure. These changes were made to strengthen the investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and to enhance the performance potential for Putnam funds with exposure to the large-cap equity space.

Putnam VT Small Cap Value Fund — The Trustees noted the disappointing performance for your fund for the one-year and three-year periods ended December 31, 2007. In this regard, the Trustees considered that Putnam Management continues to have confidence in the investment process for this fund given its stronger longer term record, recognizing the tendency for short-term variability over a market cycle. The Trustees also considered Putnam Management’s belief that the research centralization efforts underway in the equity space at Putnam will strengthen the fund’s investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and enhance the fund’s performance potential.

Putnam VT Vista Fund — The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended December 31, 2007. The Trustees considered recent portfolio management team changes, as well as Putnam Management’s belief that the research centralization efforts underway in the equity space at Putnam will strengthen the fund’s investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and enhance the fund’s performance potential.

Putnam VT American Government Income Fund — The Trustees noted the disappointing performance for your fund for the three-year and five-year periods ended December 31, 2007. The Trustees considered Putnam Management’s belief that the fund’s selection of higher-quality bonds contributed to its relative underperformance during these periods, when lower-quality bonds had strong relative performance. The Trustees also considered Putnam Management’s continued belief that the fund’s investment strategy and process are designed to produce attractive relative performance over longer periods, and noted subsequent improvements in the fund’s relative performance for the one-year period. In addition, Putnam Management notes that this fund’s performance is measured against a small Lipper peer group with an extremely narrow dispersion of performance figures, which may create distortions in comparative information.

Putnam VT Global Asset Allocation Fund — The Trustees noted the disappointing performance for your fund for the one-year period ended December 31, 2007. In this regard, the Trustees considered that Putnam Management continues to have confidence in the investment process for this fund given its stronger longer term record, recognizing the tendency for short-term variability over a market cycle. The Trustees also considered Putnam Management’s belief that the research centralization efforts underway in the equity space at Putnam will strengthen the fund’s investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and enhance the fund’s performance potential.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change

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within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More Recent Peer Group Rankings

More recent Lipper percentile rankings are shown for the funds in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of each fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (December 31, 2008). Where applicable, the table also shows each fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

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	One-year	Five-year	Ten-year
IA Share as of 12/31/08	period rank	period rank	period rank

Putnam VT American Government Income Fund	60% (41/68)	77% (43/55)	—
Lipper VP (Underlying Funds) — General U.S. Government Funds

Putnam VT Capital Appreciation Fund	46% (91/197)	84% (79/94)	—
Lipper VP (Underlying Funds) — Multi-Cap Core Funds

Putnam VT Capital Opportunities Fund	55% (72/130)	64% (61/95)	—
Lipper VP (Underlying Funds) — Small-Cap Core Funds

Putnam VT Discovery Growth Fund	55% (82/149)	68% (72/106)	—
Lipper VP (Underlying Funds) — Multi-Cap Growth Funds

Putnam VT Diversified Income Fund	99% (59/59)	96% (43/44)	87% (20/22)
Lipper VP (Underlying Funds) — General Bond Funds

Putnam VT Equity Income Fund	20% (14/69)	38% (21/55)	—
Lipper VP (Underlying Funds) — Equity Income Funds

Putnam VT The George Putnam Fund of Boston	97% (185/191)	95% (88/92)	87% (45/51)
Lipper VP (Underlying Funds) — Balanced Funds

Putnam VT Global Asset Allocation Fund	70% (138/197)	76% (69/90)	75% (38/50)
Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Growth Funds

Putnam VT Global Equity Fund	88% (34/38)	78% (21/26)	80% (8/9)
Lipper VP (Underlying Funds) — Global Core Funds

Putnam VT Global Health Care Fund*	12% (4/35)	56% (16/28)	50% (2/3)
Lipper VP (Underlying Funds) — Health/Biotechnology Funds

Putnam VT Global Utilities Fund†	7% (2/32)	49% (13/26)	55% (6/10)
Lipper VP (Underlying Funds) — Utility Funds

Putnam VT Growth and Income Fund	72% (86/119)	89% (86/96)	82% (30/36)
Lipper VP (Underlying Funds) — Large-Cap Value Funds

Putnam VT Growth Opportunities Fund	17% (38/224)	82% (155/189)	—
Lipper VP (Underlying Funds) — Large-Cap Growth Funds

Putnam VT High Yield Fund	67% (69/103)	44% (35/79)	24% (12/49)
Lipper VP (Underlying Funds) — High Current Yield Funds

Putnam VT Income Fund	90% (36/39)	90% (34/37)	90% (26/28)
Lipper VP (Underlying Funds) — Corporate Debt Funds A-Rated

Putnam VT International Equity Fund	57% (63/111)	76% (70/92)	29% (13/44)
Lipper VP (Underlying Funds) — International Core Funds

Putnam VT International Growth and Income Fund	69% (42/60)	63% (33/52)	40% (10/24)
Lipper VP (Underlying Funds) — International Value Funds

Putnam VT International New Opportunities Fund	23% (18/80)	50% (26/51)	45% (13/28)
Lipper VP (Underlying Funds) — International Growth Funds

Putnam VT Investors Fund	69% (158/229)	83% (154/185)	94% (76/80)
Lipper VP (Underlying Funds) — Large-Cap Core Funds

Putnam VT Mid Cap Value Fund	81% (68/83)	70% (44/62)	—
Lipper VP (Underlying Funds) — Mid-Cap Value Funds

Putnam VT Money Market Fund	13% (13/106)	15% (15/99)	16% (11/71)
Lipper VP (Underlying Funds) — Money Market Funds

Putnam VT New Opportunities Fund	18% (27/149)	53% (56/106)	63% (57/80)
Lipper VP (Underlying Funds) — Multi-Cap Growth Funds

Putnam VT New Value Fund	92% (76/82)	90% (52/57)	65% (13/19)
Lipper VP (Underlying Funds) — Multi-Cap Value Funds

Putnam VT OTC & Emerging Growth Fund	51% (73/143)	68% (80/118)	96% (41/42)
Lipper VP (Underlying Funds) — Mid-Cap Growth Funds

Putnam VT Research Fund	53% (120/229)	88% (163/185)	71% (57/80)
Lipper VP (Underlying Funds) — Large-Cap Core Funds

Putnam VT Small Cap Value Fund	93% (50/53)	88% (34/38)	—
Lipper VP (Underlying Funds) — Small-Cap Value Funds

Putnam VT Vista Fund	50% (72/143)	73% (86/118)	82% (35/42)
Lipper VP (Underlying Funds) — Mid-Cap Growth Funds

Putnam VT Voyager Fund	9% (19/224)	75% (142/189)	57% (40/70)
Lipper VP (Underlying Funds) — Large-Cap Growth Funds

* Prior to January 2, 2009, this fund was known as Putnam VT Health Sciences Fund.

† Prior to January 2, 2009, this fund was known as Putnam VT Utilities Growth and Income Fund.

56

Approval of the Sub-Management Contract between Putnam Management and Putnam Investments Limited and the
Sub-Advisory Contract among Putnam Management, Putnam Investments Limited andThe Putnam Advisory Company

In 2008, the Trustees approved a new sub-management contract between Putnam Management and PIL in respect of certain funds in Putnam Variable Trust, under which PIL’s London office would begin managing a separate portion of the assets of certain funds. Also in 2008, the Trustees approved a new sub-advisory contract among Putnam Management, PIL and PAC in respect of certain funds in Putnam Variable Trust, under which PAC’s Tokyo branch would begin providing non-discretionary investment services to certain funds, and PAC’s Singapore branch would begin providing discretionary investment management services to certain funds. The applicable funds and their respective sub-management and/or sub-advisory contracts are listed in the table below, along with the Trustee approval date, the effective date of the services, and the type of PAC services provided, if applicable. The Contract Committee reviewed information provided by Putnam Management, PIL and PAC and, upon completion of this review, recommended, and the Independent Trustees and the full Board of Trustees approved, the sub-management contract and the sub-advisory contract in respect of the funds in Putnam Variable Trust listed below.

The Trustees considered numerous factors they believed relevant in approving your fund’s sub-management and sub-advisory contracts, including Putnam Management’s belief that the interest of shareholders would be best served by utilizing investment professionals in PIL’s London office and PAC’s Tokyo and Singapore offices to manage a portion of certain funds’ assets and PIL’s and PAC’s expertise in managing assets invested in European and Asian markets, respectively. The Trustees also considered that applicable securities laws require a sub-advisory relationship among Putnam Management, PIL and PAC in order for Putnam’s investment professionals in London, Tokyo and Singapore to be involved in the management of your fund. The Trustees noted that Putnam Management, and not your fund, would pay the sub-management fee to PIL for its services, that Putnam Management and/or PIL, but not your fund, would pay the sub-advisory fee to PAC for its services, and that the sub-management and sub-advisory relationships with PIL and PAC, respectively, will not reduce the nature, quality or overall level of service provided to the applicable funds.

		Trustee Approval		Type of PAC
Fund Name	Contract(s)	Date(s)	Effective Date(s)	Services Provided*

Putnam VT Global Asset Allocation Fund	PIL sub-management	May 2008	May 15, 2008 (PIL);	Discretionary investment
	contract; PAC		June 30, 2009 (PAC)	management services
sub-advisory contract

Putnam VT Global Equity Fund	PAC sub-advisory contract	May 2008	April 30, 2009	Discretionary investment
management services

Putnam VT Global Health Care Fund	PIL sub-management	November 2008	December 30, 2008	Discretionary and
	contract; PAC sub-		(PIL & PAC)	non-discretionary
	advisory contract			investment services

Putnam VT Global Utilities Fund	PAC sub-advisory contract	May 2008 (discre-	April 30, 2009 (discre-	Discretionary and
		tionary services	tionary services);	non-discretionary
		approval);	December 30, 2008	investment services
		November 2008	(non-discretionary
		(non-discretionary	services)
services approval)

Putnam VT International Equity Fund	PAC sub-advisory contract	May 2008	June 30, 2008	Discretionary and
non-discretionary
investment services

Putnam VT International Growth	PAC sub-advisory contract	May 2008	April 30, 2009	Discretionary investment
and Income Fund				management services

Putnam VT International New	PAC sub-advisory contract	May 2008	April 30, 2009	Discretionary investment
Opportunities Fund				management services

Putnam VT Research Fund	PAC sub-advisory contract	May 2008	April 30, 2009	Discretionary investment
management services

Putnam VT The George Putnam Fund	PIL sub-management	November 2008	November 30, 2008	N/A
of Boston	contract

*Discretionary investment management services are provided by PAC’s Singapore office and non-discretionary investment management services are provided by PAC’s Tokyo office.

57

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

58

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam Variable Trust

In our opinion, the accompanying statements of assets and liabilities, including the funds’ portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty-eight funds that are a series of Putnam Variable Trust (the “Trust”) at December 31, 2008, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2009

59

Putnam VT American Government Income Fund

The fund’s portfolio
12/31/08

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (47.6%)*

Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from
April 15, 2028 to October 20, 2037	$2,994,028	$3,123,520
6s, April 15, 2028	111,339	115,339
		3,238,859

U.S. Government Agency Mortgage Obligations (45.4%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from
September 1, 2030 to July 1, 2031	173,394	182,756
7 1/2s, October 1, 2014	22,303	23,297
7s, with due dates from
November 1, 2026 to May 1, 2032	1,581,996	1,654,913
6s, with due dates from
May 1, 2021 to August 1, 2021	276,489	287,863
5 1/2s, December 1, 2033	483,532	496,471
5 1/2s, October 1, 2018	320,426	331,754
5s, with due dates from
May 1, 2018 to November 1, 2018	4,129,099	4,261,359
Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, with due dates from
October 1, 2029 to August 1, 2031	203,969	214,552
7s, with due dates from
December 1, 2028 to December 1, 2035	3,080,019	3,239,071
6 1/2s, September 1, 2036	472,244	491,410
6 1/2s, TBA, January 1, 2039	4,000,000	4,156,875
6s, July 1, 2021	1,343,776	1,398,630
5 1/2s, with due dates from
July 1, 2037 to October 1, 2037	958,381	984,250
5 1/2s, with due dates from
June 1, 2014 to January 1, 2021	2,603,449	2,691,102
5 1/2s, TBA, January 1, 2039	5,000,000	5,129,688
5s, TBA, February 1, 2039	1,000,000	1,018,633
5s, TBA, January 1, 2039	37,000,000	37,809,375
4 1/2s, October 1, 2035	411,116	417,524
4 1/2s, TBA, February 1, 2039	1,000,000	1,010,000
4 1/2s, TBA, January 1, 2039	1,000,000	1,014,688
		66,814,211

Total U.S. government and agency
mortgage obligations (cost $69,103,824)		$70,053,070

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.6%)*

Principal amount		Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,780,443
Federal Farm Credit Bank 5 3/4s,
January 18, 2011	10,000,000	10,831,881

Total U.S. government agency obligations
(cost $11,559,134)		$12,612,324

U.S. TREASURY OBLIGATIONS (13.6%)*

Principal amount		Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$6,464,550
6 1/4s, May 15, 2030	6,505,000	9,789,009
U.S. Treasury Notes 4 1/4s,
September 30, 2012	3,409,000	3,808,093

Total U.S. treasury obligations (cost $15,764,791)		$20,061,652

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)*

Principal amount		Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$62,000	$47,827
Ser. 04-3, Class A5, 5.319s, 2039	30,000	25,581
Ser. 05-6, Class A2, 5.165s, 2047	152,000	128,783
Banc of America Mortgage Securities
Ser. 05-E, Class 2,
(Interest only) IO, 0.3s, 2035	2,751,839	7,632
Ser. 04-D, Class 2A, IO, 0.16s, 2034	940,476	331
Citigroup Mortgage Loan
Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 6.179s, 2037	347,274	23,441
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO,
7.129s, 2034	77,352	3,209
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO,
4.549s, 2035	1,321,552	83,390
IFB Ser. 05-R2, Class 1AS, IO,
4.202s, 2035	3,666,263	215,576
Credit Suisse Mortgage Capital
Certificates FRB Ser. 07-C4,
Class A2, 5.81s, 2039	57,000	40,943
CS First Boston Mortgage
Securities Corp. Ser. 04-C2,
Class A2, 5.416s, 2036 (F)	40,000	27,632
Fannie Mae
IFB Ser. 07-75, Class JS, 48.59s, 2037	163,431	214,383
IFB Ser. 07-75, Class CS, 42.201s, 2037	112,731	152,320
IFB Ser. 06-62, Class PS, 37.073s, 2036	197,115	257,853
IFB Ser. 06-76, Class QB, 36.773s, 2036	250,207	326,341
IFB Ser. 06-48, Class TQ, 36.773s, 2036	81,606	104,536
IFB Ser. 06-63, Class SP, 36.473s, 2036	274,483	351,050
IFB Ser. 07-W7, Class 1A4,
36.353s, 2037	113,826	130,900
IFB Ser. 07-81, Class SC, 34.973s, 2037	104,478	128,706
IFB Ser. 07-1, Class NK, 33.158s, 2037	219,709	278,514
IFB Ser. 06-104, Class GS,
32.167s, 2036	85,764	104,802
IFB Ser. 06-104, Class ES,
31.094s, 2036	103,222	129,201
IFB Ser. 07-96, Class AS, 27.794s, 2037	90,020	101,338
IFB Ser. 07-30, Class FS, 27.645s, 2037	226,551	273,432

60

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 06-104, Class CS,
27.579s, 2036	$220,511	$266,056
IFB Ser. 06-49, Class SE, 27.115s, 2036	168,441	204,406
IFB Ser. 06-60, Class TK, 26.715s, 2036	86,425	102,935
IFB Ser. 05-25, Class PS, 26.087s, 2035	71,982	83,519
IFB Ser. 06-115, Class ES,
24.675s, 2036	92,714	109,886
IFB Ser. 06-8, Class PK, 24.515s, 2036	81,384	94,491
IFB Ser. 05-115, Class NQ, 23.17s, 2036	67,713	74,993
IFB Ser. 05-74, Class CP, 23.022s, 2035	242,242	258,991
IFB Ser. 06-27, Class SP, 22.839s, 2036	179,501	207,745
IFB Ser. 06-8, Class HP, 22.839s, 2036	196,317	223,819
IFB Ser. 06-8, Class WK, 22.839s, 2036	310,528	351,415
IFB Ser. 05-106, Class US,
22.839s, 2035	289,619	334,539
IFB Ser. 05-99, Class SA, 22.839s, 2035	141,781	161,801
IFB Ser. 05-74, Class DM, 22.655s, 2035	288,241	326,272
IFB Ser. 06-60, Class CS, 22.362s, 2036	131,188	144,976
IFB Ser. 05-74, Class CS, 18.724s, 2035	276,472	304,547
IFB Ser. 05-106, Class JC,
18.663s, 2035	176,555	191,592
IFB Ser. 05-114, Class SP,
18.284s, 2036	84,318	88,316
IFB Ser. 05-83, Class QP, 16.169s, 2034	99,472	103,705
IFB Ser. 05-57, Class MN, 15.816s, 2035	180,518	188,040
IFB Ser. 05-72, Class SB, 15.697s, 2035	97,057	102,252
FRB Ser. 03-W6, Class PT1,
10.207s, 2042	237,903	259,909
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	128,843	134,682
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	68,367	71,978
Ser. 02-14, Class A2, 7 1/2s, 2042	44,322	46,662
Ser. 01-T10, Class A2, 7 1/2s, 2041	311,162	327,596
Ser. 02-T4, Class A3, 7 1/2s, 2041	88,020	92,668
Ser. 01-T12, Class A2, 7 1/2s, 2041	124,116	130,671
Ser. 01-T3, Class A1, 7 1/2s, 2040	624	657
Ser. 99-T2, Class A1, 7 1/2s, 2039	48,746	51,092
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	164,614	170,839
Ser. 02-T1, Class A3, 7 1/2s, 2031	397,940	418,956
Ser. 00-T6, Class A1, 7 1/2s, 2030	172,046	178,551
Ser. 01-T5, Class A3, 7 1/2s, 2030	1,756	1,823
IFB Ser. 07-W6, Class 6A2, IO,
7.329s, 2037	138,109	12,085
IFB Ser. 06-90, Class SE, IO,
7.329s, 2036	91,265	8,790
IFB Ser. 04-51, Class XP, IO,
7.229s, 2034	67,538	5,005
IFB Ser. 03-66, Class SA, IO,
7.179s, 2033	242,376	19,822
IFB Ser. 08-7, Class SA, IO,
7.079s, 2038	110,875	11,359
Ser. 02-26, Class A1, 7s, 2048	246,769	259,647

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Fannie Mae
Ser. 04-W12, Class 1A3, 7s, 2044	$126,703	$132,365
Ser. 04-T3, Class 1A3, 7s, 2044	268,202	280,187
Ser. 04-T2, Class 1A3, 7s, 2043	91,971	94,702
Ser. 03-W8, Class 2A, 7s, 2042	907,027	954,363
Ser. 03-W3, Class 1A2, 7s, 2042	87,231	90,475
Ser. 02-T16, Class A2, 7s, 2042	623,947	656,510
Ser. 02-T19, Class A2, 7s, 2042	405,528	426,692
Ser. 02-14, Class A1, 7s, 2042	297,806	313,347
Ser. 01-T10, Class A1, 7s, 2041	173,161	182,198
Ser. 02-T4, Class A2, 7s, 2041	395,944	407,699
Ser. 01-W3, Class A, 7s, 2041	69,747	73,387
Ser. 04-W1, Class 2A2, 7s, 2033	645,516	654,756
IFB Ser. 07-W6, Class 5A2, IO,
6.819s, 2037	213,134	16,646
IFB Ser. 07-W4, Class 4A2, IO,
6.809s, 2037	726,945	56,774
IFB Ser. 07-W2, Class 3A2, IO,
6.809s, 2037	256,095	20,001
IFB Ser. 06-115, Class BI, IO,
6.789s, 2036	253,316	21,645
IFB Ser. 05-113, Class DI, IO,
6.759s, 2036	2,965,256	238,555
IFB Ser. 06-60, Class SI, IO,
6.679s, 2036	268,244	22,962
IFB Ser. 06-60, Class UI, IO,
6.679s, 2036	108,659	9,646
IFB Ser. 06-60, Class DI, IO,
6.599s, 2035	81,671	6,378
IFB Ser. 05-65, Class KI, IO,
6.529s, 2035	3,779,790	290,666
Ser. 386, Class 14, IO, 6 1/2s, 2038	196,297	16,685
Ser. 383, Class 60, IO, 6 1/2s, 2037	113,228	10,757
Ser. 383, Class 58, IO, 6 1/2s, 2037	74,478	6,241
Ser. 383, Class 72, IO, 6 1/2s, 2037	126,613	10,762
Ser. 383, Class 70, IO, 6 1/2s, 2037	77,439	6,582
IFB Ser. 08-01, Class GI, IO,
6.489s, 2037	1,175,018	97,644
IFB Ser. 07-54, Class CI, IO,
6.289s, 2037	179,949	14,145
IFB Ser. 07-39, Class PI, IO,
6.289s, 2037	167,900	12,453
IFB Ser. 07-30, Class WI, IO,
6.289s, 2037	1,265,457	94,935
IFB Ser. 07-28, Class SE, IO,
6.279s, 2037	177,722	13,830
IFB Ser. 06-128, Class SH, IO,
6.279s, 2037	216,275	16,635
IFB Ser. 06-56, Class SM, IO,
6.279s, 2036	209,496	16,365
IFB Ser. 05-90, Class SP, IO,
6.279s, 2035	426,369	35,529
IFB Ser. 05-12, Class SC, IO,
6.279s, 2035	230,612	22,830

61

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-W5, Class 2A2, IO,
6.269s, 2037	$103,613	$8,548
IFB Ser. 07-30, Class IE, IO,
6.269s, 2037	517,289	53,237
IFB Ser. 06-123, Class CI, IO,
6.269s, 2037	398,680	30,855
IFB Ser. 06-123, Class UI, IO,
6.269s, 2037	185,020	14,802
IFB Ser. 05-82, Class SY, IO,
6.259s, 2035	1,101,971	83,309
IFB Ser. 07-15, Class BI, IO,
6.229s, 2037	297,852	23,559
IFB Ser. 06-16, Class SM, IO,
6.229s, 2036	157,069	13,308
IFB Ser. 05-95, Class CI, IO,
6.229s, 2035	322,648	29,329
IFB Ser. 05-84, Class SG, IO,
6.229s, 2035	523,948	43,540
IFB Ser. 05-57, Class NI, IO,
6.229s, 2035	94,336	8,616
IFB Ser. 05-29, Class SX, IO,
6.229s, 2035	76,084	6,345
IFB Ser. 05-83, Class QI, IO,
6.219s, 2035	87,308	8,546
IFB Ser. 06-128, Class GS, IO,
6.209s, 2037	201,279	15,456
IFB Ser. 06-114, Class IS, IO,
6.179s, 2036	209,750	15,794
IFB Ser. 06-115, Class IE, IO,
6.169s, 2036	160,435	15,363
IFB Ser. 06-117, Class SA, IO,
6.169s, 2036	238,680	18,112
IFB Ser. 06-121, Class SD, IO,
6.169s, 2036	161,202	12,187
IFB Ser. 06-109, Class SG, IO,
6.159s, 2036	128,133	10,174
IFB Ser. 06-109, Class SH, IO,
6.149s, 2036	205,121	18,070
IFB Ser. 07-W6, Class 4A2, IO,
6.129s, 2037	880,251	67,691
IFB Ser. 06-128, Class SC, IO,
6.129s, 2037	390,583	29,762
IFB Ser. 06-43, Class SI, IO,
6.129s, 2036	108,626	8,337
IFB Ser. 06-44, Class IS, IO,
6.129s, 2036	202,220	15,380
IFB Ser. 06-8, Class JH, IO,
6.129s, 2036	742,850	58,106
IFB Ser. 05-122, Class SG, IO,
6.129s, 2035	160,229	15,893
IFB Ser. 06-92, Class LI, IO,
6.109s, 2036	236,788	17,739
IFB Ser. 06-96, Class ES, IO,
6.109s, 2036	105,381	8,051

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-85, Class TS, IO,
6.089s, 2036	$366,917	$28,228
IFB Ser. 06-61, Class SE, IO,
6.079s, 2036	269,580	18,834
IFB Ser. 07-75, Class PI, IO,
6.069s, 2037	269,929	21,050
IFB Ser. 07-76, Class SA, IO,
6.069s, 2037	288,014	16,582
IFB Ser. 07-W7, Class 2A2, IO,
6.059s, 2037	703,436	68,733
IFB Ser. 08-10, Class AI, IO,
6.029s, 2038	3,283,611	194,127
IFB Ser. 07-116, Class IA, IO,
6.029s, 2037	775,544	55,762
IFB Ser. 07-103, Class AI, IO,
6.029s, 2037	1,163,532	82,587
IFB Ser. 07-1, Class NI, IO,
6.029s, 2037	584,141	46,857
IFB Ser. 03-124, Class ST, IO,
6.029s, 2034	163,203	15,808
IFB Ser. 07-15, Class NI, IO,
6.029s, 2022	288,761	21,108
Ser. 08-76, Class JI, IO, 6s, 2038	219,238	20,280
Ser. 383, Class 41, IO, 6s, 2038	191,918	16,313
Ser. 383, Class 42, IO, 6s, 2038	139,138	11,827
Ser. 383, Class 43, IO, 6s, 2038	125,392	10,658
Ser. 383, Class 44, IO, 6s, 2038	114,385	9,723
Ser. 383, Class 45, IO, 6s, 2038	88,447	7,518
Ser. 383, Class 46, IO, 6s, 2038	83,824	7,125
Ser. 383, Class 47, IO, 6s, 2038	83,595	7,106
Ser. 383, Class 48, IO, 6s, 2038	83,609	7,734
Ser. 386, Class 9, IO, 6s, 2038	109,886	9,340
Ser. 383, Class 28, IO, 6s, 2038	229,989	21,274
Ser. 383, Class 29, IO, 6s, 2038	1,063,437	98,368
Ser. 383, Class 30, IO, 6s, 2038	152,723	14,127
Ser. 383, Class 31, IO, 6s, 2038	134,976	12,485
Ser. 383, Class 32, IO, 6s, 2038	104,904	9,704
Ser. 383, Class 33, IO, 6s, 2038	89,698	8,297
Ser. 386, Class 7, IO, 6s, 2038	134,919	12,305
Ser. 386, Class 6, IO, 6s, 2037	87,105	7,299
IFB Ser. 07-106, Class SM, IO,
5.989s, 2037	85,476	6,564
IFB Ser. 07-109, Class XI, IO,
5.979s, 2037	191,870	17,005
IFB Ser. 07-109, Class YI, IO,
5.979s, 2037	253,667	19,290
IFB Ser. 07-88, Class JI, IO,
5.979s, 2037	403,389	30,201
IFB Ser. 07-54, Class KI, IO,
5.969s, 2037	129,591	9,145
IFB Ser. 07-30, Class JS, IO,
5.969s, 2037	426,200	33,286

62

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-30, Class LI, IO,
5.969s, 2037	$267,483	$22,749
IFB Ser. 07-W2, Class 1A2, IO,
5.959s, 2037	196,768	13,617
IFB Ser. 07-106, Class SN, IO,
5.939s, 2037	280,513	21,186
IFB Ser. 07-54, Class IA, IO,
5.939s, 2037	229,180	16,734
IFB Ser. 07-54, Class IB, IO,
5.939s, 2037	229,180	16,734
IFB Ser. 07-54, Class IC, IO,
5.939s, 2037	229,180	16,734
IFB Ser. 07-54, Class ID, IO,
5.939s, 2037	229,180	16,734
IFB Ser. 07-54, Class IE, IO,
5.939s, 2037	229,180	16,734
IFB Ser. 07-54, Class IF, IO,
5.939s, 2037	341,242	28,900
IFB Ser. 07-54, Class NI, IO,
5.939s, 2037	218,811	15,664
IFB Ser. 07-54, Class UI, IO,
5.939s, 2037	286,174	14,266
IFB Ser. 07-91, Class AS, IO,
5.929s, 2037	177,210	13,627
IFB Ser. 07-91, Class HS, IO,
5.929s, 2037	191,893	15,719
IFB Ser. 07-15, Class CI, IO,
5.909s, 2037	735,638	53,372
IFB Ser. 06-115, Class JI, IO,
5.909s, 2036	539,194	42,111
IFB Ser. 07-109, Class PI, IO,
5.879s, 2037	300,643	21,368
IFB Ser. 06-123, Class LI, IO,
5.849s, 2037	359,594	27,182
IFB Ser. 08-1, Class NI, IO,
5.779s, 2037	502,493	33,617
IFB Ser. 07-116, Class BI, IO,
5.779s, 2037	708,548	47,402
IFB Ser. 08-01, Class AI, IO,
5.779s, 2037	1,432,893	91,175
IFB Ser. 08-10, Class GI, IO,
5.759s, 2038	395,845	23,980
IFB Ser. 08-13, Class SA, IO,
5.749s, 2038	132,480	9,807
IFB Ser. 08-1, Class HI, IO,
5.729s, 2037	665,781	41,705
IFB Ser. 07-39, Class AI, IO,
5.649s, 2037	401,342	30,141
IFB Ser. 07-32, Class SD, IO,
5.639s, 2037	270,832	20,958
IFB Ser. 07-30, Class UI, IO,
5.629s, 2037	222,748	15,034
IFB Ser. 07-32, Class SC, IO,
5.629s, 2037	361,937	24,925

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-1, Class CI, IO,
5.629s, 2037	$259,420	$17,644
IFB Ser. 05-74, Class SE, IO,
5.629s, 2035	1,440,785	98,138
IFB Ser. 05-74, Class NI, IO,
5.609s, 2035	1,429,534	113,562
IFB Ser. 05-14, Class SE, IO,
5.579s, 2035	42,340	2,843
Ser. 383, Class 18, IO, 5 1/2s, 2038	121,884	11,579
Ser. 383, Class 19, IO, 5 1/2s, 2038	111,137	10,558
Ser. 383, Class 4, IO, 5 1/2s, 2037	170,019	16,152
Ser. 383, Class 5, IO, 5 1/2s, 2037	108,053	10,265
Ser. 383, Class 6, IO, 5 1/2s, 2037	97,172	9,231
Ser. 383, Class 7, IO, 5 1/2s, 2037	95,415	9,064
Ser. 383, Class 20, IO, 5 1/2s, 2037	90,628	8,836
Ser. 383, Class 21, IO, 5 1/2s, 2037	90,619	8,835
IFB Ser. 08-1, Class BI, IO,
5.439s, 2038	136,017	8,670
IFB Ser. 07-75, Class ID, IO,
5.399s, 2037	228,146	15,157
Ser. 385, Class 3, IO, 5s, 2038	130,746	12,421
Ser. 03-T2, Class 2, IO, 0.809s, 2042	3,794,609	72,789
FRB Ser. 07-95, Class A1, 0.721s, 2036	1,523,173	1,370,856
FRB Ser. 07-95, Class A2, 0.721s, 2036	8,329,000	6,499,119
FRB Ser. 07-95, Class A3, 0.721s, 2036	2,308,000	1,487,275
FRB Ser. 07-101, Class A2, 0.721s, 2036	1,750,432	1,488,392
Ser. 03-W6, Class 51, IO, 0.671s, 2042	1,139,791	19,650
Ser. 03-W10, Class 3A, IO, 0.661s, 2043	7,326,823	68,444
Ser. 03-W10, Class 1A, IO, 0.618s, 2043	6,209,924	47,828
Ser. 08-33, (Principal only) PO,
zero %, 2038	94,344	76,419
Ser. 04-38, Class AO, PO, zero %, 2034	175,680	141,861
Ser. 04-61, Class CO, PO, zero %, 2031	378,405	327,320
Ser. 07-15, Class IM, IO, zero %, 2009	249,348	187
Ser. 07-16, Class TS, IO, zero %, 2009	1,046,908	849
FRB Ser. 06-115, Class SN, zero %, 2036	135,189	93,072
FRB Ser. 05-79, Class FE, zero %, 2035	40,624	40,949
FRB Ser. 06-54, Class CF, zero %, 2035	39,197	37,974
FRB Ser. 05-45, Class FG, zero %, 2035	79,306	71,771
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO,
7.629s, 2043	124,332	16,163
Ser. T-58, Class 4A, 7 1/2s, 2043	866,810	902,024
Ser. T-42, Class A5, 7 1/2s, 2042	124,247	130,226
Ser. T-60, Class 1A2, 7s, 2044	164,714	170,788
Ser. T-59, Class 1A2, 7s, 2043	355,845	368,966
Ser. T-55, Class 1A2, 7s, 2043	205,846	214,980
Freddie Mac
IFB Ser. 3339, Class WS, 36.995s, 2037	105,708	140,894
IFB Ser. 3339, Class JS, 35.068s, 2037	91,593	118,192

63

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3202, Class PS, 32.07s, 2036	$165,821	$210,509
IFB Ser. 3153, Class SX, 27.275s, 2036	405,064	504,483
IFB Ser. 3081, Class DC, 23.782s, 2035	115,971	132,848
IFB Ser. 3360, Class SC, 22.394s, 2037	121,383	132,915
IFB Ser. 3114, Class GK, 21.62s, 2036	78,148	90,840
IFB Ser. 3408, Class EK, 20.985s, 2037	106,734	116,956
IFB Ser. 2979, Class AS, 19.892s, 2034	67,983	74,137
IFB Ser. 3153, Class UT, 19.635s, 2036	250,226	276,647
IFB Ser. 3012, Class GP, 16.818s, 2035	119,844	125,308
IFB Ser. 3149, Class SU, 16.376s, 2036	80,550	85,660
IFB Ser. 3065, Class DC, 16.275s, 2035	191,852	203,943
IFB Ser. 3031, Class BS, 13.737s, 2035	255,845	262,843
IFB Ser. 3184, Class SP, IO,
6.155s, 2033	277,388	22,442
IFB Ser. 239, IO, 6.005s, 2036	288,122	16,956
IFB Ser. 2882, Class LS, IO,
6.005s, 2034	56,187	4,599
IFB Ser. 3203, Class SH, IO,
5.945s, 2036	159,334	13,189
IFB Ser. 2594, Class SE, IO,
5.855s, 2030	282,790	16,742
IFB Ser. 2828, Class TI, IO,
5.855s, 2030	160,367	12,996
IFB Ser. 3397, Class GS, IO,
5.805s, 2037	161,262	13,726
IFB Ser. 3297, Class BI, IO,
5.565s, 2037	680,107	53,467
IFB Ser. 3287, Class SD, IO,
5.555s, 2037	252,226	19,636
IFB Ser. 3281, Class BI, IO,
5.555s, 2037	130,455	10,899
IFB Ser. 3249, Class SI, IO,
5.555s, 2036	87,163	9,496
IFB Ser. 3028, Class ES, IO,
5.555s, 2035	860,805	72,884
IFB Ser. 3042, Class SP, IO,
5.555s, 2035	188,856	18,072
IFB Ser. 3045, Class DI, IO,
5.535s, 2035	3,674,519	269,695
IFB Ser. 3136, Class NS, IO,
5.505s, 2036	312,863	24,712
IFB Ser. 2950, Class SM, IO,
5.505s, 2016	97,164	8,797
IFB Ser. 248, IO, 5 1/2s, 2037	587,257	57,140
IFB Ser. 3256, Class S, IO,
5.495s, 2036	305,313	25,372
IFB Ser. 3031, Class BI, IO, 5.495s, 2035	176,101	16,264
IFB Ser. 3370, Class TS, IO,
5.475s, 2037	93,895	8,076
IFB Ser. 3244, Class SB, IO,
5.465s, 2036	185,793	15,715
IFB Ser. 3244, Class SG, IO,
5.465s, 2036	216,796	16,606

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3236, Class IS, IO,
5.455s, 2036	$336,807	$25,261
IFB Ser. 3114, Class TS, IO,
5.455s, 2030	1,080,264	86,285
IFB Ser. 3128, Class JI, IO,
5.435s, 2036	312,837	25,215
IFB Ser. 3240, Class S, IO,
5.425s, 2036	612,940	44,433
IFB Ser. 3153, Class JI, IO,
5.425s, 2036	323,276	23,632
IFB Ser. 3065, Class DI, IO,
5.425s, 2035	132,914	11,838
IFB Ser. 3145, Class GI, IO,
5.405s, 2036	257,194	21,373
IFB Ser. 3114, Class GI, IO,
5.405s, 2036	187,340	16,503
IFB Ser. 3339, Class JI, IO,
5.395s, 2037	637,137	42,624
IFB Ser. 3218, Class AS, IO,
5.385s, 2036	238,834	17,136
IFB Ser. 3221, Class SI, IO,
5.385s, 2036	272,859	19,658
IFB Ser. 3202, Class PI, IO,
5.345s, 2036	758,040	55,554
IFB Ser. 3355, Class MI, IO,
5.305s, 2037	187,581	14,133
IFB Ser. 3201, Class SG, IO,
5.305s, 2036	347,482	31,850
IFB Ser. 3203, Class SE, IO,
5.305s, 2036	311,172	27,063
IFB Ser. 3171, Class PS, IO,
5.29s, 2036	301,453	23,935
IFB Ser. 3152, Class SY, IO,
5.285s, 2036	297,419	26,973
IFB Ser. 3284, Class BI, IO,
5.255s, 2037	214,787	16,559
IFB Ser. 3260, Class SA, IO,
5.255s, 2037	210,601	13,933
IFB Ser. 3284, Class LI, IO,
5.245s, 2037	335,247	23,726
IFB Ser. 3281, Class AI, IO,
5.235s, 2037	747,554	61,247
IFB Ser. 3012, Class UI, IO,
5.225s, 2035	311,231	30,640
IFB Ser. 3311, Class EI, IO,
5.215s, 2037	247,380	18,610
IFB Ser. 3311, Class IA, IO,
5.215s, 2037	324,039	27,420
IFB Ser. 3311, Class IB, IO,
5.215s, 2037	324,039	27,420
IFB Ser. 3311, Class IC, IO,
5.215s, 2037	324,039	27,420
IFB Ser. 3311, Class ID, IO,
5.215s, 2037	324,039	27,420

64

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3311, Class IE, IO,
5.215s, 2037	$461,330	$39,038
IFB Ser. 3375, Class MS, IO,
5.205s, 2037	112,389	8,371
IFB Ser. 3240, Class GS, IO,
5.185s, 2036	372,923	29,826
IFB Ser. 3257, Class SI, IO,
5 1/8s, 2036	172,011	12,895
IFB Ser. 3225, Class JY, IO,
5.095s, 2036	751,525	51,271
IFB Ser. 3339, Class TI, IO,
4.945s, 2037	350,050	27,220
IFB Ser. 3284, Class CI, IO,
4.925s, 2037	572,260	38,427
IFB Ser. 3016, Class SQ, IO,
4.915s, 2035	342,087	18,951
IFB Ser. 3012, Class IG, IO,
4.885s, 2035	1,199,163	94,079
IFB Ser. 3397, Class SQ, IO,
4.775s, 2037	103,081	6,907
Ser. 3327, Class IF, IO, zero %, 2037	176,197	4,616
Ser. 246, PO, zero %, 2037	96,153	88,971
Ser. 3439, Class AO, PO, zero %, 2037	100,849	89,713
Ser. 3300, PO, zero %, 2037	101,942	86,141
Ser. 3226, Class YO, PO, zero %, 2036	80,902	76,910
Ser. 3139, Class CO, PO, zero %, 2036	73,630	66,900
Ser. 3008, PO, zero %, 2034	85,337	74,687
Ser. 2684, Class TO, PO, zero %, 2033	101,000	79,167
Ser. 2663, Class CO, PO, zero %, 2033	49,441	45,356
Ser. 2587, Class CO, PO, zero %, 2032	92,973	82,694
FRB Ser. 3349, Class DO, zero %, 2037	104,707	94,553
FRB Ser. 3326, Class YF, zero %, 2037	80,640	74,271
FRB Ser. 3241, Class FH, zero %, 2036	88,246	84,174
FRB Ser. 3231, Class XB, zero %, 2036	65,584	63,834
FRB Ser. 3231, Class X, zero %, 2036	72,003	66,465
FRB Ser. 3326, Class WF, zero %, 2035	196,227	173,306
FRB Ser. 3030, Class CF, zero %, 2035	89,722	80,122
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 43.36s, 2037	312,248	406,626
IFB Ser. 05-84, Class SL, 17.367s, 2035	490,950	529,888
IFB Ser. 05-66, Class SP, 17.367s, 2035	223,179	231,255
IFB Ser. 05-84, Class SB, 15.731s, 2035	90,643	92,089
IFB Ser. 05-68, Class DP, 14.117s, 2035	678,285	698,731
IFB Ser. 05-7, Class NP, 11.977s, 2033	61,091	62,580
IFB Ser. 08-29, Class SA, IO,
7.273s, 2038	191,393	14,274
IFB Ser. 06-61, Class SM, IO,
6.873s, 2036	63,316	4,683
IFB Ser. 06-62, Class SI, IO,
6.873s, 2036	237,823	16,504
IFB Ser. 07-1, Class SL, IO,
6.853s, 2037	102,049	7,422

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Government National Mortgage Association
IFB Ser. 07-1, Class SM, IO,
6.843s, 2037	$102,049	$7,410
IFB Ser. 06-62, Class SA, IO,
6.833s, 2036	62,862	4,539
IFB Ser. 07-49, Class NY, IO,
6.593s, 2035	1,705,376	120,429
IFB Ser. 07-36, Class SW, IO,
6.393s, 2035	1,266,417	76,580
IFB Ser. 07-26, Class SG, IO,
6.343s, 2037	359,088	22,066
IFB Ser. 07-9, Class BI, IO,
6.313s, 2037	706,810	45,087
IFB Ser. 07-31, Class CI, IO,
6.303s, 2037	203,528	13,983
IFB Ser. 07-25, Class SA, IO,
6.293s, 2037	240,427	15,555
IFB Ser. 07-25, Class SB, IO,
6.293s, 2037	470,892	29,779
IFB Ser. 07-22, Class S, IO,
6.293s, 2037	201,994	15,617
IFB Ser. 07-11, Class SA, IO,
6.293s, 2037	191,834	14,052
IFB Ser. 07-14, Class SB, IO,
6.293s, 2037	180,370	11,267
IFB Ser. 05-84, Class AS, IO,
6.293s, 2035	97,651	7,988
IFB Ser. 07-51, Class SJ, IO,
6.243s, 2037	239,121	18,276
IFB Ser. 07-53, Class SY, IO,
6.228s, 2037	210,520	16,253
IFB Ser. 07-58, Class PS, IO,
6.193s, 2037	322,795	24,086
IFB Ser. 04-88, Class S, IO,
6.193s, 2032	57,383	3,651
IFB Ser. 07-59, Class PS, IO,
6.163s, 2037	184,317	13,212
IFB Ser. 07-59, Class SP, IO,
6.163s, 2037	307,509	22,389
IFB Ser. 04-59, Class SC, IO,
6.16s, 2034	146,250	12,601
IFB Ser. 04-26, Class IS, IO,
6.16s, 2034	63,868	5,084
IFB Ser. 07-68, Class PI, IO, 6.143s, 2037	94,947	7,176
IFB Ser. 06-38, Class SG, IO,
6.143s, 2033	710,458	38,066
IFB Ser. 07-53, Class SG, IO,
6.093s, 2037	134,874	8,833
IFB Ser. 08-3, Class SA, IO,
6.043s, 2038	417,497	23,513
IFB Ser. 07-64, Class AI, IO,
6.043s, 2037	1,680,429	97,667
IFB Ser. 07-53, Class ES, IO,
6.043s, 2037	187,802	11,138
IFB Ser. 08-4, Class SA, IO,
6.009s, 2038	876,743	51,251

65

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 07-9, Class DI, IO,
6.003s, 2037	$356,264	$23,001
IFB Ser. 07-57, Class QA, IO,
5.993s, 2037	457,044	23,424
IFB Ser. 07-58, Class SA, IO,
5.993s, 2037	488,705	28,798
IFB Ser. 07-58, Class SC, IO,
5.993s, 2037	328,626	17,973
IFB Ser. 07-61, Class SA, IO,
5.993s, 2037	243,661	12,568
IFB Ser. 07-53, Class SC, IO,
5.993s, 2037	212,137	11,829
IFB Ser. 07-53, Class SE, IO,
5.993s, 2037	507,592	32,603
IFB Ser. 06-26, Class S, IO,
5.993s, 2036	477,612	30,710
IFB Ser. 07-58, Class SD, IO,
5.983s, 2037	276,246	14,915
IFB Ser. 07-59, Class SD, IO,
5.963s, 2037	478,948	27,713
IFB Ser. 05-65, Class SI, IO,
5.843s, 2035	1,416,812	87,134
IFB Ser. 06-16, Class SX, IO,
5.783s, 2036	167,389	9,784
IFB Ser. 07-26, Class SD, IO,
5.76s, 2037	351,372	21,293
IFB Ser. 07-17, Class IB, IO,
5.743s, 2037	143,334	10,938
IFB Ser. 06-10, Class SM, IO,
5.743s, 2036	1,074,076	62,178
IFB Ser. 06-14, Class S, IO,
5.743s, 2036	285,465	16,468
IFB Ser. 06-11, Class ST, IO,
5.733s, 2036	178,003	10,201
IFB Ser. 07-26, Class SW, IO,
5.693s, 2037	1,155,672	63,392
IFB Ser. 07-27, Class SD, IO,
5.693s, 2037	174,169	14,290
IFB Ser. 07-19, Class SJ, IO,
5.693s, 2037	294,489	16,614
IFB Ser. 07-23, Class ST, IO,
5.693s, 2037	377,143	20,639
IFB Ser. 07-8, Class SA, IO,
5.693s, 2037	108,011	5,946
IFB Ser. 07-9, Class CI, IO,
5.693s, 2037	462,298	23,855
IFB Ser. 07-7, Class EI, IO,
5.693s, 2037	175,870	9,924
IFB Ser. 07-7, Class JI, IO,
5.693s, 2037	501,279	26,317
IFB Ser. 07-1, Class S, IO,
5.693s, 2037	388,917	22,014
IFB Ser. 07-3, Class SA, IO,
5.693s, 2037	371,152	20,943

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Government National Mortgage Association
IFB Ser. 05-17, Class S, IO,
5.673s, 2035	$86,094	$5,163
IFB Ser. 07-48, Class SB, IO,
5.61s, 2037	280,330	17,553
IFB Ser. 05-3, Class SN, IO,
5.593s, 2035	220,612	16,046
IFB Ser. 07-74, Class SI, IO,
5.53s, 2037	90,705	4,699
IFB Ser. 07-17, Class AI, IO,
5.51s, 2037	784,323	59,364
IFB Ser. 04-41, Class SG, IO,
5.493s, 2034	225,503	12,501
IFB Ser. 08-2, Class SM, IO,
5.46s, 2038	219,507	14,383
IFB Ser. 07-9, Class AI, IO,
5.46s, 2037	288,891	18,811
IFB Ser. 08-40, Class SA, IO,
5.36s, 2038	1,026,726	72,128
IFB Ser. 05-71, Class SA, IO,
5.32s, 2035	75,855	5,472
IFB Ser. 07-17, Class IC, IO,
5.21s, 2037	164,409	11,971
IFB Ser. 07-25, Class KS, IO,
5.16s, 2037	94,243	7,571
IFB Ser. 07-21, Class S, IO,
5.16s, 2037	409,104	24,135
IFB Ser. 07-31, Class AI, IO,
5.14s, 2037	225,611	16,728
IFB Ser. 07-62, Class S, IO,
5.11s, 2037	100,869	5,852
IFB Ser. 07-43, Class SC, IO,
5.06s, 2037	254,429	15,373
FRB Ser. 07-49, Class UF, zero %, 2037	42,696	39,380
FRB Ser. 07-35, Class UF, zero %, 2037	67,240	57,649
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038	156,000	136,780
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	71,636	64,964
Ser. 05-RP3, Class 1A3, 8s, 2035	242,147	215,978
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	195,435	172,505
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.833s, 2035	164,113	108,314
JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class AM,
6.062s, 2051	41,000	17,785
FRB Ser. 07-LD12, Class A3,
5.99s, 2051	129,000	85,435
FRB Ser. 07-LD11, Class AM,
5.819s, 2049	24,000	10,263
Ser. 06-CB14, Class A4, 5.481s, 2044	211,000	160,131
FRB Ser. 07-LDPX, Class AM,
5.464s, 2049	25,000	10,431
Ser. 07-LDPX, Class A3, 5.42s, 2049	146,000	102,526

66

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.533s, 2040	$712,000	$331,052
Ser. 07-SL1, Class A1, 5.27s, 2040	443,605	334,598
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	40,000	30,419
Ser. 04-C7, Class A6, 4.786s, 2029	163,000	131,067
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 37.253s, 2037	152,929	162,870
IFB Ser. 07-4, Class 3A2, IO,
6.729s, 2037	245,060	19,213
IFB Ser. 06-5, Class 2A2, IO,
6.679s, 2036	559,908	41,293
IFB Ser. 07-4, Class 2A2, IO,
6.199s, 2037	1,018,007	68,715
IFB Ser. 06-9, Class 2A2, IO,
6.149s, 2037	741,028	56,053
IFB Ser. 06-7, Class 2A5, IO,
6.079s, 2036	1,148,796	81,823
IFB Ser. 07-5, Class 10A2, IO,
5.869s, 2037	497,464	34,822
MASTR Adjustable Rate
Mortgages Trust
Ser. 04-03, Class 4AX, IO,
0.376s, 2034	171,145	787
Ser. 05-2, Class 7AX, IO,
0.17s, 2035	479,836	1,200
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3,
6.28s, 2043	89,000	74,253
Ser. 05-HQ6, Class A4A,
4.989s, 2042	373,000	299,344
Ser. 04-HQ4, Class A7, 4.97s, 2040	193,000	162,796
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.807s, 2035	372,469	201,133
Permanent Financing PLC 144A FRB
Ser. 9A, Class 3A, 2.289s, 2033
(United Kingdom)	92,000	64,510
Permanent Master Issuer PLC FRB
Ser. 07-1, Class 4A, 4.833s, 2033
(United Kingdom)	112,000	99,568
Residential Funding Mortgage
Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	330,679	318,072
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	773,409	378,970
FRB Ser. 05-18, Class 6A1,
5.256s, 2035	222,119	139,935
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.779s, 2037	4,506,659	304,200
Ser. 07-4, Class 1A4, IO, 1s, 2037	4,740,650	160,410
Structured Asset Securities Corp.
144A Ser. 07-RF1, Class 1A, IO,
4.386s, 2037	854,031	51,242

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Terwin Mortgage Trust 144A FRB
Ser. 06-9HGA, Class A1, 0.551s, 2037	$120,280	$112,005
Wachovia Bank Commercial
Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	99,000	73,997
Ser. 04-C15, Class A4, 4.803s, 2041	288,000	231,182
WAMU Commercial Mortgage
Securities Trust 144A
Ser. 07-SL2, Class A1, 5.426s, 2049	1,231,971	677,584
Wells Fargo Mortgage Backed
Securities Trust
Ser. 06-AR10, Class 3A1, 4.818s, 2036	231,602	123,147
Ser. 05-AR2, Class 2A1, 4.552s, 2035	133,949	95,137
Ser. 05-AR9, Class 1A2, 4.425s, 2035	240,591	84,207
Ser. 04-R, Class 2A1, 4.368s, 2034	128,924	98,763
Ser. 05-AR12, Class 2A5, 4.359s, 2035	1,853,000	850,353
Ser. 05-AR10, Class 2A18, IO,
0.61s, 2035	4,729,000	6,659

Total collateralized mortgage obligations
(cost $49,695,045)		$47,458,663

PURCHASED OPTIONS OUTSTANDING (4.2%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with
Deutsche Bank for
the right to pay a
fixed rate of 5.385%
versus the three
month USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	$4,783,000	$1,531
Option on an interest
rate swap with
Deutsche Bank for
the right to receive
a fixed rate of 5.385%
versus the three month
USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	4,783,000	1,168,917
Option on an interest
rate swap with Goldman
Sachs International for the
right to pay a fixed
rate of 5.325% versus
the three month
USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	3,492,000	978
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.355%
versus the three
month USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	7,253,000	1,661,082

67

Putnam VT American Government Income Fund

PURCHASED OPTIONS OUTSTANDING (4.2%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	$7,253,000	$21,034
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing
April 08, 2019.	Apr-09/5.325	3,492,000	836,753
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	7,253,000	1,661,082
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	7,253,000	21,034
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.315%
versus the three month
USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	3,492,000	833,680
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.315% versus
the three month
USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	3,492,000	1,013

Total purchased options outstanding (cost $1,717,966)			$6,207,104

ASSET-BACKED SECURITIES (0.3%)*

	Principal amount	Value

GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.621s, 2036	$25,000	$11,778
Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO,
6.219s, 2037	352,465	26,792
FRB Ser. 07-6, Class 2A1,
0.681s, 2037	52,328	18,082
Residential Asset Mortgage
Products, Inc.
FRB Ser. 06-RZ2, Class A2,
0.641s, 2036	509,000	376,807
FRB Ser. 07-RZ1, Class A2,
0.631s, 037	25,000	11,093
Soundview Home Equity Loan Trust
FRB Ser. 06-3, Class A3, 0.631s, 2036	25,000	14,385

Total asset-backed securities (cost $638,386)		$458,937

SHORT-TERM INVESTMENTS (34.2%)*

Principal amount/shares		Value

Federated Prime Obligations Fund	12,463,613	$12,463,613
Federal National Mortgage
Association, 0.10%,
March 11, 2009	$8,000,000	7,998,464
Federal Home Loan Bank, for an
effective yield of 2.81%,
July 14, 2009	2,000,000	1,970,576
Interest in $300,000,000 joint tri-party
repurchase agreement dated
December 31, 2008 with Deutsche
Bank Securities, Inc. due January 2,
2009 — maturity value of $27,200,151
for an effective yield of 0.10%
(collateralized by various mortgage
backed securities with coupon rates
ranging from 5.0% to 7.0% and due
dates ranging from April 1, 2034 to
December 1, 2038 valued
at $306,000,001)	27,200,000	27,200,000
U.S. Treasury Cash Management
Bills 0.88%, May 15, 2009 #	700,000	697,708

Total short-term investments (cost $50,330,361)		$50,330,361

Total investments (cost $198,809,507)		$207,182,111

68

Putnam VT American Government Income Fund

FUTURES CONTRACTS OUTSTANDING at 12/31/08

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day
(Short)	44	$10,875,700	Jun-09	$(179,355)
Euro-Dollar 90 day
(Short)	80	19,749,000	Sep-09	(342,405)
Euro-Dollar 90 day
(Short)	114	28,096,725	Dec-09	(507,610)
Euro-Dollar 90 day
(Short)	8	1,969,400	Mar-10	(42,984)
U.S. Treasury Bond
20 yr (Long)	42	5,797,969	Mar-09	750,744
U.S. Treasury Note
2 yr (Short)	33	7,196,063	Mar-09	(61,888)
U.S. Treasury Note
5 yr (Short)	4	476,219	Mar-09	(5,480)
U.S. Treasury Note
10 yr (Short)	78	9,808,500	Mar-09	(67,027)

Total				$(456,005)

WRITTEN OPTIONS OUTSTANDING at 12/31/08
	(premiums received $3,468,572)

	Contract	Expiration date/
	amount	strike price	Value

	Option on an interest rate swap
	with Bank of America, N.A. for
	the obligation to pay a fixed rate
	of 5.89% versus the three month
	USD-LIBOR-BBA maturing on
July 15, 2019.	$18,232,000	Jul-09/5.89	$5,143,430

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $3,468,572) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to receive a fixed
rate of 5.89% versus the three
month USD-LIBOR-BBA
maturing on July 15, 2019.	$18,232,000	Jul-09/5.89	$11,486
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.32% versus the three
month USD-LIBOR-BBA
maturing on January 9, 2022.	28,847,000	Jan-12/5.32	5,641,896
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 5.32% versus the
three month USD-LIBOR-BBA
maturing on January 9, 2022.	28,847,000	Jan-12/5.32	412,801

Total			$11,209,613

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08
(proceeds receivable $7,132,500)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, January 1, 2039	$5,000,000	1/13/09	$5,129,687
FNMA, 5s, January 1, 2039	1,000,000	1/13/09	1,021,875
FNMA, 4 1/2s, January 1, 2039	1,000,000	1/13/09	1,014,688

Total			$7,166,250

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,012,000	$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$127,655

3,500,000	—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(347,466)

1,000,000	—	7/29/18	3 month USD-LIBOR-BBA	4.75%	202,020

2,204,000	—	8/26/18	3 month USD-LIBOR-BBA	4.54375%	408,199

29,317,000	—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	1,116,692

5,404,000	—	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(1,807,095)

86,405,000	—	9/18/10	3 month USD-LIBOR-BBA	2.86667%	2,743,652

31,015,000	96,812	10/1/18	3 month USD-LIBOR-BBA	4.30%	4,843,287

19,767,000	(7,461)	10/20/18	4.60%	3 month USD-LIBOR-BBA	(3,512,786)

33,914,000	(30,830)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(816,396)

795,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(257,090)

Barclays Bank PLC
6,164,000	—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	144,159

Citibank, N.A.
26,085,000	—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	1,884,751

5,224,000	—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(1,843,800)

42,050,000	—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	1,377,782

10,198,000	—	6/29/18	2.477%	3 month USD-LIBOR-BBA	48,181

69

Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International
$17,281,000	$—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	$566,706

5,024,000	—	9/23/10	3 month USD-LIBOR-BBA	3.32%	208,212

15,419,000	—	10/9/10	3 month USD-LIBOR-BBA	2.81%	312,706

11,845,000	8,310	10/31/13	3.80%	3 month USD-LIBOR-BBA	(908,243)

9,716,000	9,237	10/31/18	4.35%	3 month USD-LIBOR-BBA	(1,521,916)

3,780,000	(40,402)	12/10/38	2.69%	3 month USD-LIBOR-BBA	21,169

11,280,000	120,566	12/10/38	3 month USD-LIBOR-BBA	2.69%	(63,172)

8,619,000	—	6/30/38	2.71%	3 month USD-LIBOR-BBA	94,346

Deutsche Bank AG
20,612,000	—	9/24/10	3 month USD-LIBOR-BBA	3.395%	886,147

3,101,000	—	10/17/18	4.585%	3 month USD-LIBOR-BBA	(544,936)

543,000	—	11/21/18	3.75%	3 month USD-LIBOR-BBA	(57,310)

22,531,000	19,296	11/21/10	2.25%	3 month USD-LIBOR-BBA	(299,647)

54,933,000	—	11/25/13	3 month USD-LIBOR-BBA	2.95409%	2,141,105

598,000	—	12/11/18	3 month USD-LIBOR-BBA	2.94%	19,364

7,274,000	—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	151,337

3,006,000	—	12/16/28	3 month USD-LIBOR-BBA	2.845%	10,796

3,916,000	—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(5,515)

Goldman Sachs International
20,095,000	—	3/14/13	3 month USD-LIBOR-BBA	3.37125%	1,272,217

35,950,000	—	3/27/13	3 month USD-LIBOR-BBA	3.4625%	2,465,682

12,397,000	—	3/29/38	4.665%	3 month USD-LIBOR-BBA	(4,867,428)

9,207,000	—	4/3/18	3 month USD-LIBOR-BBA	4.19%	1,277,446

3,433,000	—	4/23/18	4.43%	3 month USD-LIBOR-BBA	(536,502)

435,000	—	5/19/18	4.525%	3 month USD-LIBOR-BBA	(73,262)

47,348,000	22,312	10/24/10	3 month USD-LIBOR-BBA	2.60%	867,420

7,181,000	(44,450)	11/18/18	3 month USD-LIBOR-BBA	4.10%	924,812

12,022,000	(3,307)	11/18/10	3 month USD-LIBOR-BBA	2.35%	188,905

8,348,000	30,418	11/18/13	3.45%	3 month USD-LIBOR-BBA	(491,664)

JPMorgan Chase Bank, N.A.
661,000	—	3/5/18	4.325%	3 month USD-LIBOR-BBA	(106,340)

2,050,000	—	3/7/18	4.45%	3 month USD-LIBOR-BBA	(351,301)

984,000	—	3/12/18	3 month USD-LIBOR-BBA	4.4525%	168,973

724,000	—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(333,513)

2,936,000	—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(1,368,873)

31,014,000	—	3/22/10	3 month USD-LIBOR-BBA	2.23%	530,925

12,011,000	—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	227,204

831,000	—	5/7/13	3.9325%	3 month USD-LIBOR-BBA	(67,302)

12,772,000	—	5/16/18	4.53%	3 month USD-LIBOR-BBA	(2,180,701)

8,353,000	—	5/23/10	3 month USD-LIBOR-BBA	3.16%	213,294

4,000,000	—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(415,776)

13,758,000	—	7/16/10	3 month USD-LIBOR-BBA	3.384%	485,743

5,035,000	—	7/22/10	3 month USD-LIBOR-BBA	3.565%	203,115

28,571,000	—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,162,158

16,781,000	—	8/28/18	5.395%	3 month USD-LIBOR-BBA	(4,390,125)

27,725,000	(81,555)	11/4/18	3 month USD-LIBOR-BBA	4.45%	4,544,367

9,790,000	—	11/10/18	3 month USD-LIBOR-BBA	4.83%	1,979,380

29,000,000	—	11/24/10	3 month USD-LIBOR-BBA	2.0075%	273,195

1,080,000	—	12/19/18	5%	3 month USD-LIBOR-BBA	(234,357)

70

Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Merrill Lynch Capital Services, Inc.
$6,734,000	$—	9/16/38	4.66%	3 month USD-LIBOR-BBA	$(2,664,561)

20,931,000	—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(2,085,487)

6,287,000	—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	250,155

UBS AG
21,838,000	725,932	11/10/28	4.45%	3 month USD-LIBOR-BBA	(4,783,480)

27,105,000	(688,567)	11/10/18	3 month USD-LIBOR-BBA	4.45%	3,870,917

92,011,000	—	11/24/10	3 month USD-LIBOR-BBA	2.05%	941,982

Total					$2,220,112

See page 295 for Notes to the Portfolios.

71

Putnam VT Capital Appreciation Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (95.9%)*

	Shares	Value

Advertising and marketing services (0.6%)
Omnicom Group, Inc.	3,490	$93,951
ValueClick, Inc. †	2,160	14,774
		108,725

Aerospace and defense (2.6%)
Alliant Techsystems, Inc. †	340	29,158
Boeing Co. (The)	1,280	54,618
Cubic Corp.	820	22,304
General Dynamics Corp.	776	44,690
L-3 Communications Holdings, Inc.	1,110	81,896
Lockheed Martin Corp.	1,310	110,145
Teledyne Technologies, Inc. †	557	24,814
United Technologies Corp.	2,090	112,024
		479,649

Automotive (0.4%)
BorgWarner, Inc.	1,000	21,770
Magna International, Inc. Class A
(Canada)	1,450	43,399
		65,169

Banking (5.3%)
Bank of America Corp.	12,368	174,141
Bank of New York Mellon Corp. (The)	3,620	102,555
BB&T Corp.	2,150	59,039
City Bank	840	4,368
City Holding Co.	498	17,320
City National Corp.	850	41,395
Colonial Bancgroup, Inc.	7,560	15,649
Commerce Bancshares, Inc.	367	16,130
Cullen/Frost Bankers, Inc.	290	14,697
First Citizens BancShares, Inc.
Class A	98	14,974
Independent Bank Corp./MA	540	14,126
International Bancshares Corp.	770	16,809
PacWest Bancorp	1,350	36,315
Seacoast Banking Corp. of Florida	1,570	10,362
SVB Financial Group †	1,470	38,558
U.S. Bancorp	3,850	96,289
UCBH Holdings, Inc.	3,200	22,016
Wells Fargo & Co.	5,700	168,036
Whitney Holding Corp.	2,720	43,493
Wilmington Trust Corp.	2,830	62,939
		969,211

Beverage (0.7%)
PepsiCo, Inc.	2,460	134,734
		134,734

Biotechnology (2.2%)
Amgen, Inc. †	2,710	156,503
Cubist Pharmaceuticals, Inc. †	1,360	32,858
eResearch Technology, Inc. †	2,080	13,790

COMMON STOCKS (95.9%)* continued

	Shares	Value

Biotechnology continued
Genentech, Inc. †	510	$42,284
Genzyme Corp. †	620	41,149
Life Technologies Corp. †	4,244	98,928
Quidel Corp. †	1,650	21,566
		407,078

Building materials (0.6%)
AAON, Inc.	860	17,957
Apogee Enterprises, Inc.	1,420	14,711
Lennox International, Inc.	2,140	69,101
		101,769

Cable television (0.5%)
Comcast Corp. Class A	5,400	91,152
		91,152

Chemicals (2.7%)
Ashland, Inc.	650	6,832
Balchem Corp.	480	11,957
CF Industries Holdings, Inc.	340	16,714
Compass Minerals
International, Inc.	420	24,637
Eastman Chemical Co.	610	19,343
FMC Corp.	1,858	83,108
International Flavors &
Fragrances, Inc.	1,070	31,800
Lubrizol Corp. (The)	850	30,932
Monsanto Co.	946	66,551
Olin Corp.	1,700	30,736
OM Group, Inc. †	710	14,988
Potash Corp. of Saskatchewan
(Canada)	794	58,137
PPG Industries, Inc.	1,410	59,826
Spartech Corp.	1,180	7,387
Valspar Corp.	1,620	29,306
		492,254

Commercial and consumer services (1.8%)
Alliance Data Systems Corp. †	750	34,898
Brink’s Co. (The)	860	23,117
Brink’s Home Security
Holdings, Inc. †	860	18,851
Chemed Corp.	825	32,810
Deluxe Corp.	1,250	18,700
Dun & Bradstreet Corp. (The)	1,190	91,868
Ecolab, Inc.	880	30,932
EZCORP, Inc. Class A †	4,047	61,555
Global Cash Access, Inc. †	3,750	8,325
Pre-Paid Legal Services, Inc. †	120	4,475
		325,531

72

Putnam VT Capital Appreciation Fund

COMMON STOCKS (95.9%)* continued

	Shares	Value

Communications equipment (2.2%)
Cisco Systems, Inc. †	13,721	$223,652
F5 Networks, Inc. †	2,090	47,777
Juniper Networks, Inc. †	1,090	19,086
Qualcomm, Inc.	3,150	112,865
		403,380

Computers (4.3%)
ANSYS, Inc. †	1,510	42,114
Apple, Inc. †	1,850	157,898
Blackbaud, Inc.	2,380	32,130
Brocade Communications
Systems, Inc. †	12,480	34,944
Cogent, Inc. †	1,260	17,098
Emulex Corp. †	4,000	27,920
Hewlett-Packard Co.	4,960	179,998
IBM Corp.	1,580	132,973
Jack Henry & Associates, Inc.	2,140	41,537
Logitech International SA
(Switzerland) †	1,830	28,511
Micros Systems, Inc. †	1,490	24,317
MTS Systems Corp.	730	19,447
Polycom, Inc. †	2,010	27,155
Progress Software Corp. †	820	15,793
SPSS, Inc. †	438	11,808
		793,643

Conglomerates (1.4%)
AMETEK, Inc.	1,550	46,826
General Electric Co.	12,920	209,304
		256,130

Construction (0.5%)
Chicago Bridge & Iron Co., NV
(Netherlands)	2,036	20,462
Perini Corp. †	2,650	61,957
		82,419

Consumer (0.6%)
CSS Industries, Inc.	775	13,749
Helen of Troy, Ltd. (Bermuda) †	2,550	44,268
Scotts Miracle-Gro Co. (The)
Class A	1,710	50,821
		108,838

Consumer goods (3.0%)
Blyth Industries, Inc.	1,507	11,815
Church & Dwight Co., Inc.	1,050	58,926
Colgate-Palmolive Co.	780	53,461
Kimberly-Clark Corp.	1,690	89,131
Procter & Gamble Co. (The)	5,540	342,483
		555,816

Containers (0.2%)
Crown Holdings, Inc. †	2,350	45,120
		45,120

COMMON STOCKS (95.9%)* continued

	Shares	Value

Electric utilities (1.8%)
Alliant Energy Corp.	890	$25,970
Avista Corp.	1,580	30,620
Edison International	1,450	46,574
Exelon Corp.	1,170	65,064
Pepco Holdings, Inc.	5,963	105,903
UniSource Energy Corp.	1,690	49,618
		323,749

Electrical equipment (0.5%)
Emerson Electric Co.	1,330	48,691
Hubbell, Inc. Class B	1,380	45,098
		93,789

Electronics (1.1%)
Intel Corp.	3,220	47,205
Intersil Corp. Class A	2,300	21,137
QLogic Corp. †	2,960	39,782
Semtech Corp. †	2,210	24,907
Synopsys, Inc. †	1,720	31,854
Tandberg ASA (Norway)	3,040	33,696
		198,581

Energy (oil field) (1.1%)
Basic Energy Services, Inc. †	1,570	20,473
Core Laboratories NV (Netherlands)	220	13,169
Dresser-Rand Group, Inc. †	1,360	23,460
Halliburton Co.	4,730	85,991
ION Geophysical Corp. †	2,210	7,580
Key Energy Services, Inc. †	2,630	11,598
National-Oilwell Varco, Inc. †	1,720	42,037
		204,308

Financial (1.7%)
CME Group, Inc.	146	30,384
JPMorgan Chase & Co.	8,840	278,725
MGIC Investment Corp.	2,310	8,039
		317,148

Food (0.6%)
Kraft Foods, Inc. Class A	4,016	107,830
		107,830

Forest products and packaging (0.3%)
Packaging Corp. of America	930	12,518
Sealed Air Corp.	1,910	28,535
Sonoco Products Co.	1,000	23,160
		64,213

Health-care services (4.0%)
Aetna, Inc.	1,830	52,155
AMERIGROUP Corp. †	2,110	62,287
Express Scripts, Inc. †	1,595	87,693
IMS Health, Inc.	1,570	23,801
Lincare Holdings, Inc. †	4,090	110,144
McKesson Corp.	3,290	127,422

73

Putnam VT Capital Appreciation Fund

COMMON STOCKS (95.9%)* continued

	Shares	Value

Health-care services continued
Medcath Corp. †	830	$8,665
Molina Healthcare, Inc. †	1,570	27,648
Quest Diagnostics, Inc.	3,200	166,112
Warner Chilcott, Ltd. Class A
(Bermuda) †	4,810	69,745
		735,672

Homebuilding (0.2%)
NVR, Inc. †	100	45,625
		45,625

Household furniture and appliances (0.1%)
American Woodmark Corp.	521	9,498
		9,498

Insurance (5.1%)
ACE, Ltd. (Switzerland)	2,100	111,132
American Financial Group, Inc.	923	21,118
American Physicians Capital, Inc.	387	18,615
Amerisafe, Inc. †	770	15,808
Aspen Insurance Holdings, Ltd.
(Bermuda)	895	21,704
Berkshire Hathaway, Inc. Class B †	39	125,346
CNA Surety Corp. †	1,525	29,280
Delphi Financial Group Class A	1,573	29,006
Endurance Specialty Holdings, Ltd.
(Bermuda)	927	28,301
First Mercury Financial Corp. †	510	7,273
Hanover Insurance Group, Inc. (The)	784	33,688
Harleysville Group, Inc.	498	17,296
HCC Insurance Holdings, Inc.	1,662	44,459
IPC Holdings, Ltd. (Bermuda)	870	26,013
MetLife, Inc.	1,747	60,900
National Interstate Corp.	461	8,238
RenaissanceRe Holdings, Ltd.
(Bermuda)	1,208	62,284
Safety Insurance Group, Inc.	1,060	40,344
SeaBright Insurance
Holdings, Inc. †	1,510	17,727
Selective Insurance Group	2,316	53,106
Stancorp Financial Group	1,076	44,945
W.R. Berkley Corp.	2,781	86,211
Zenith National Insurance Corp.	1,184	37,379
		940,173

Investment banking/Brokerage (1.7%)
Ameriprise Financial, Inc.	2,420	56,531
Federated Investors, Inc.	950	16,112
Goldman Sachs Group, Inc. (The)	2,330	196,629
Jefferies Group, Inc.	1,080	15,185
Waddell & Reed Financial, Inc.
Class A	1,340	20,716
		305,173

COMMON STOCKS (95.9%)* continued

	Shares	Value

Lodging/Tourism (0.3%)
Carnival Corp.	1,980	$48,154
		48,154

Machinery (1.7%)
AGCO Corp. †	680	16,041
Applied Industrial
Technologies, Inc.	2,696	51,008
Caterpillar, Inc.	1,540	68,792
Deere (John) & Co.	1,360	52,115
Gardner Denver, Inc. †	670	15,638
Manitowoc Co., Inc. (The)	4,144	35,887
Parker-Hannifin Corp.	1,210	51,473
Regal-Beloit Corp.	740	28,113
		319,067

Manufacturing (0.7%)
EnPro Industries, Inc. †	1,310	28,217
Illinois Tool Works, Inc.	1,970	69,049
Roper Industries, Inc.	590	25,612
		122,878

Media (0.6%)
Walt Disney Co. (The)	4,850	110,047
		110,047

Medical technology (2.4%)
Conmed Corp. †	750	17,955
Edwards Lifesciences Corp. †	763	41,927
Hologic, Inc. †	3,510	45,876
Hospira, Inc. †	3,000	80,460
Invacare Corp.	990	15,365
Medtronic, Inc.	4,770	149,873
Mettler-Toledo
International, Inc. †	732	49,337
Waters Corp. †	1,060	38,849
		439,642

Metals (0.3%)
Nucor Corp.	830	38,346
Reliance Steel & Aluminum Co.	980	19,541
		57,887

Natural gas utilities (1.3%)
AGL Resources, Inc.	940	29,469
Atmos Energy Corp.	1,300	30,810
Energen Corp.	860	25,224
National Fuel Gas Co.	760	23,811
Southwest Gas Corp.	1,150	29,003
UGI Corp.	1,310	31,990
WGL Holdings, Inc.	2,170	70,937
		241,244

74

Putnam VT Capital Appreciation Fund

COMMON STOCKS (95.9%)* continued

	Shares	Value

Office equipment and supplies (0.4%)
Ennis Inc.	1,180	$14,290
Pitney Bowes, Inc.	1,900	48,412
Steelcase, Inc.	2,241	12,594
		75,296

Oil and gas (9.4%)
Apache Corp.	770	57,388
Berry Petroleum Co. Class A	1,096	8,286
Cabot Oil & Gas Corp. Class A	1,230	31,980
Chevron Corp.	4,540	335,824
Comstock Resources, Inc. †	890	42,053
ConocoPhillips	3,370	174,566
Devon Energy Corp.	1,770	116,307
Encore Acquisition Co. †	970	24,754
Enterprise Products Partners LP	1,450	30,059
Exxon Mobil Corp.	4,680	373,604
Forest Oil Corp. †	950	15,666
Frontier Oil Corp.	1,140	14,398
Helmerich & Payne, Inc.	920	20,930
Hess Corp.	1,381	74,077
Marathon Oil Corp.	1,630	44,597
Occidental Petroleum Corp.	2,822	169,292
Petroleum Development Corp. †	700	16,849
Swift Energy Co. †	930	15,633
Tesoro Corp.	1,580	20,809
Unit Corp. †	970	25,918
Vaalco Energy, Inc. †	1,600	11,904
Whiting Petroleum Corp. †	740	24,760
XTO Energy, Inc.	2,175	76,712
		1,726,366

Pharmaceuticals (6.8%)
Abbott Laboratories	4,130	220,417
Biovail Corp. (Canada)	4,980	47,061
Cephalon, Inc. †	550	42,372
Eli Lilly & Co.	1,550	62,419
Emergent Biosolutions, Inc. †	1,550	40,471
Endo Pharmaceuticals
Holdings, Inc. †	1,710	44,255
Johnson & Johnson	5,110	305,731
King Pharmaceuticals, Inc. †	10,849	115,216
Medicis Pharmaceutical Corp.
Class A	3,070	42,673
Merck & Co., Inc.	6,950	211,280
Watson Pharmaceuticals, Inc. †	4,669	124,055
		1,255,950

Power producers (0.2%)
NRG Energy, Inc. †	1,730	40,361
		40,361

COMMON STOCKS (95.9%)* continued

	Shares	Value

Publishing (—%)
Lee Enterprises, Inc.	4,900	$2,009
		2,009

Railroads (0.9%)
Burlington Northern Santa Fe Corp.	1,460	110,536
GATX Corp.	1,510	46,765
		157,301

Real estate (2.1%)
DiamondRock Hospitality Co. (R)	4,751	24,088
Entertainment Properties Trust (R)	334	9,953
Hospitality Properties Trust (R)	3,247	48,283
Kimco Realty Corp. (R)	1,220	22,302
LaSalle Hotel Properties (R)	1,380	15,249
LTC Properties, Inc. (R)	1,261	25,573
Macerich Co. (The) (R)	630	11,441
National Health Investors, Inc. (R)	2,328	63,857
National Retail
Properties, Inc. (R)	3,679	63,242
Nationwide Health
Properties, Inc. (R)	1,482	42,563
Omega Healthcare
Investors, Inc. (R)	3,147	50,258
Taubman Centers, Inc. (R)	520	13,239
		390,048

Regional Bells (2.1%)
AT&T, Inc.	7,440	212,040
Verizon Communications, Inc.	5,370	182,043
		394,083

Restaurants (1.0%)
McDonald’s Corp.	3,100	192,789
		192,789

Retail (7.3%)
Abercrombie & Fitch Co. Class A	1,180	27,223
Aeropostale, Inc. †	4,890	78,729
AnnTaylor Stores Corp. †	5,923	34,176
Best Buy Co., Inc.	1,620	45,538
Brown Shoe Co., Inc.	1,220	10,333
Buckle, Inc. (The)	724	15,798
Cato Corp. (The) Class A	603	9,105
Costco Wholesale Corp.	350	18,375
CVS Caremark Corp.	4,150	119,271
Dollar Tree, Inc. †	3,232	135,097
Jos. A. Bank Clothiers, Inc. †	620	16,213
Kroger Co.	3,470	91,643
Nash Finch Co.	810	36,361
NBTY, Inc. †	2,700	42,255
Safeway, Inc.	1,630	38,745
Target Corp.	1,070	36,947
Timberland Co. (The) Class A †	2,360	27,258

75

Putnam VT Capital Appreciation Fund

COMMON STOCKS (95.9%)* continued

	Shares	Value

Retail continued
TJX Cos., Inc. (The)	5,080	$104,496
Toro Co. (The)	2,804	92,532
Wal-Mart Stores, Inc.	4,370	244,982
Wolverine World Wide, Inc.	5,500	115,720
		1,340,797

Schools (0.6%)
Career Education Corp. †	6,052	108,573
		108,573

Semiconductor (0.2%)
Atmel Corp. †	3,541	11,083
Hittite Microwave Corp. †	580	17,087
Novellus Systems, Inc. †	1,410	17,399
		45,569

Shipping (0.3%)
Arkansas Best Corp.	1,067	32,127
General Maritime Corp.	1,313	14,180
Overseas Shipholding Group	360	15,160
		61,467

Software (3.3%)
Adobe Systems, Inc. †	2,700	57,483
Akamai Technologies, Inc. †	2,710	40,894
Citrix Systems, Inc. †	1,510	35,591
Electronic Arts, Inc. †	2,620	42,025
McAfee, Inc. †	1,270	43,904
Microsoft Corp.	9,630	187,206
MicroStrategy, Inc. †	510	18,936
Oracle Corp. †	5,050	89,537
Red Hat, Inc. †	2,510	33,182
TIBCO Software, Inc. †	5,830	30,258
Websense, Inc. †	1,650	24,701
		603,717

Staffing (0.1%)
Administaff, Inc.	750	16,260
		16,260

Technology (0.2%)
CACI International, Inc. Class A †	680	30,661
		30,661

Technology services (2.4%)
Accenture, Ltd. Class A (Bermuda)	2,810	92,140
Acxiom Corp.	1,801	14,606
Check Point Software Technologies
(Israel) †	3,080	58,489
CSG Systems International, Inc. †	730	12,753
FactSet Research Systems, Inc.	1,110	49,106
Fair Isaac Corp.	1,060	17,872
Global Payments, Inc.	1,280	41,971
Google, Inc. Class A †	350	107,677

COMMON STOCKS (95.9%)* continued

	Shares	Value

Technology services continued
IHS, Inc. Class A †	720	$26,942
LoopNet, Inc. †	1,430	9,753
NIC, Inc.	2,250	10,350
		441,659

Telecommunications (1.0%)
ADTRAN, Inc.	1,570	23,362
CenturyTel, Inc.	3,300	90,189
NeuStar, Inc. Class A †	2,000	38,260
Syniverse Holdings, Inc. †	3,080	36,775
		188,586

Textiles (0.1%)
Maidenform Brands, Inc. †	1,270	12,891
		12,891

Tobacco (0.8%)
Philip Morris International, Inc.	2,750	119,653
Universal Corp.	636	18,997
		138,650

Toys (0.7%)
Hasbro, Inc.	3,980	116,097
Jakks Pacific, Inc. †	659	13,595
		129,692

Transportation services (0.2%)
HUB Group, Inc. Class A †	714	18,942
Pacer International, Inc.	1,732	18,065
		37,007

Trucks and parts (0.5%)
Autoliv, Inc. (Sweden)	4,199	90,111
		90,111

Waste Management (0.2%)
Waste Connections, Inc. †	900	28,413
		28,413

Total common stocks (cost $22,051,289)		$17,613,552

INVESTMENT COMPANIES (2.6%)*

	Shares	Value

iShares Russell 2000 Index Fund	4,888	$240,832
iShares Russell Midcap Index Fund	1,600	95,552
S&P Midcap 400 Index Depository
Receipts (MidCap SPDR Trust
Series 1)	1,472	143,049

Total investment companies (cost $444,919)		$479,433

76

Putnam VT Capital Appreciation Fund

CONVERTIBLE BONDS AND NOTES (0.2%)*

Principal amount		Value

Advanced Micro
Devices, Inc. cv. sr. unsec.
notes 5 3/4s, 2012	$110,000	$37,813

Total convertible bonds and notes (cost $59,669)		$37,813

CONVERTIBLE PREFERRED STOCKS (0.2%)*

	Shares	Value

Freeport-McMoRan Copper &
Gold, Inc. $6.75 cv. pfd.	800	$37,286

Total convertible preferred stocks (cost $59,401)		$37,286

SHORT-TERM INVESTMENTS (2.6%)*

	Shares	Value

Federated Prime Obligations Fund	478,056	$478,056

Total short-term investments (cost $478,056)		$478,056

Total investments (cost $23,093,334)		$18,646,140

See page 295 for Notes to the Portfolios.

77

Putnam VT Capital Opportunities Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (96.2%)*

	Shares	Value

Advertising and marketing services (0.2%)
ValueClick, Inc. †	5,600	$38,304
		38,304

Aerospace and defense (1.0%)
Alliant Techsystems, Inc. †	869	74,525
Cubic Corp.	2,076	56,467
Teledyne Technologies, Inc. †	1,425	63,484
		194,476

Automotive (0.3%)
BorgWarner, Inc.	2,600	56,602
		56,602

Banking (5.5%)
City Bank	2,167	11,268
City Holding Co.	1,325	46,084
City National Corp.	2,200	107,140
Colonial Bancgroup, Inc.	12,636	26,157
Commerce Bancshares, Inc.	945	41,533
Cullen/Frost Bankers, Inc.	700	35,476
First Citizens BancShares, Inc.
Class A	252	38,506
Independent Bank Corp./MA	1,442	37,723
International Bancshares Corp.	2,000	43,660
National City Corp.	16,900	30,589
PacWest Bancorp	3,513	94,500
Seacoast Banking Corp. of Florida	4,085	26,961
Smithtown Bancorp, Inc.	2,223	35,635
SVB Financial Group †	3,796	99,569
UCBH Holdings, Inc.	12,600	86,688
Webster Financial Corp.	4,587	63,209
Whitney Holding Corp.	6,978	111,578
Wilmington Trust Corp.	7,269	161,663
		1,097,939

Beverage (—%)
Coca-Cola Bottling Company
Consolidated	112	5,148
		5,148

Biotechnology (2.2%)
Cubist Pharmaceuticals, Inc. †	3,461	83,618
eResearch Technology, Inc. †	5,355	35,504
Life Technologies Corp. †	10,878	253,566
Quidel Corp. †	4,300	56,201
		428,889

Broadcasting (0.1%)
Sinclair Broadcast Group, Inc.
Class A	4,671	14,480
		14,480

COMMON STOCKS (96.2%)* continued

	Shares	Value

Building materials (1.3%)
AAON, Inc.	2,178	$45,477
Apogee Enterprises, Inc.	3,638	37,690
Lennox International, Inc.	5,524	178,370
		261,537

Chemicals (3.7%)
Ashland, Inc.	1,700	17,867
Balchem Corp.	1,200	29,892
CF Industries Holdings, Inc.	900	44,244
Compass Minerals
International, Inc.	1,100	64,526
Cytec Industries, Inc.	1,400	29,708
Eastman Chemical Co.	1,589	50,387
FMC Corp.	2,516	112,541
International Flavors &
Fragrances, Inc.	2,800	83,216
Lubrizol Corp. (The)	2,195	79,876
Olin Corp.	4,341	78,485
OM Group, Inc. †	1,800	37,998
Spartech Corp.	3,000	18,780
Valspar Corp.	4,200	75,978
		723,498

Coal (0.2%)
Foundation Coal Holdings, Inc.	3,400	47,668
		47,668

Commercial and consumer services (3.2%)
Alliance Data Systems Corp. †	1,900	88,407
Bowne & Co., Inc.	3,615	21,256
Brink’s Co. (The)	2,200	59,136
Brink’s Home Security
Holdings, Inc. †	2,200	48,224
Chemed Corp.	2,133	84,829
Deluxe Corp.	3,183	47,618
Dun & Bradstreet Corp. (The)	1,200	92,640
EZCORP, Inc. Class A †	10,370	157,728
Global Cash Access, Inc. †	9,600	21,312
Pre-Paid Legal Services, Inc. †	303	11,299
		632,449

Communications equipment (0.6%)
F5 Networks, Inc. †	5,400	123,444
		123,444

Computers (4.5%)
ANSYS, Inc. †	3,900	108,771
Blackbaud, Inc.	6,100	82,350
Brocade Communications
Systems, Inc. †	32,100	89,880
Cogent, Inc. †	3,200	43,424

78

Putnam VT Capital Opportunities Fund

COMMON STOCKS (96.2%)* continued

	Shares	Value

Computers continued
Emulex Corp. †	10,300	$71,894
Jack Henry & Associates, Inc.	5,515	107,046
Logitech International SA
(Switzerland) †	4,700	73,226
Micros Systems, Inc. †	3,839	62,652
MTS Systems Corp.	1,900	50,616
Polycom, Inc. †	5,200	70,252
Progress Software Corp. †	2,097	40,388
Satyam Computer Services., Ltd.
ADR (India)	7,400	66,896
SPSS, Inc. †	1,122	30,249
		897,644

Conglomerates (0.6%)
AMETEK, Inc.	3,993	120,629
		120,629

Construction (1.1%)
Chicago Bridge & Iron Co., NV
(Netherlands)	5,235	52,612
Perini Corp. †	6,857	160,317
		212,929

Consumer (1.5%)
CSS Industries, Inc.	2,000	35,480
Helen of Troy, Ltd. (Bermuda) †	6,539	113,517
Hooker Furniture Corp.	1,700	13,022
Scotts Miracle-Gro Co. (The)
Class A	4,434	131,778
		293,797

Consumer goods (0.9%)
Blyth Industries, Inc.	4,022	31,532
Church & Dwight Co., Inc.	2,677	150,233
		181,765

Consumer services (0.9%)
TrueBlue, Inc. †	18,754	179,476
		179,476

Electric utilities (1.8%)
Alliant Energy Corp.	2,300	67,114
Avista Corp.	4,100	79,458
Northwestern Corp.	3,500	82,145
UniSource Energy Corp.	4,355	127,863
		356,580

Electrical equipment (0.6%)
Hubbell, Inc. Class B	3,511	114,739
		114,739

Electronics (1.5%)
Intersil Corp. Class A	5,900	54,221
QLogic Corp. †	7,600	102,144

COMMON STOCKS (96.2%)* continued

	Shares	Value

Electronics continued
Semtech Corp. †	5,705	$64,295
Synopsys, Inc. †	4,457	82,544
		303,204

Energy (oil field) (1.0%)
Basic Energy Services, Inc. †	4,000	52,160
Core Laboratories NV (Netherlands)	600	35,916
Dresser-Rand Group, Inc. †	3,500	60,375
ION Geophysical Corp. †	5,700	19,551
Key Energy Services, Inc. †	6,800	29,988
		197,990

Financial (0.1%)
MGIC Investment Corp.	5,834	20,302
		20,302

Forest products and packaging (0.8%)
Packaging Corp. of America	2,412	32,466
Sealed Air Corp.	4,900	73,206
Sonoco Products Co.	2,600	60,216
		165,888

Health-care services (3.9%)
AMERIGROUP Corp. †	5,462	161,238
IMS Health, Inc.	4,010	60,792
Lincare Holdings, Inc. †	10,536	283,734
Medcath Corp. †	2,104	21,966
Molina Healthcare, Inc. †	4,000	70,440
Warner Chilcott, Ltd. Class A
(Bermuda) †	12,337	178,887
		777,057

Homebuilding (0.5%)
NVR, Inc. †	225	102,656
		102,656

Household furniture and appliances (0.1%)
American Woodmark Corp.	1,285	23,426
Select Comfort Corp. †	21,934	5,484
		28,910

Insurance (8.0%)
American Financial Group, Inc.	2,405	55,026
American Physicians Capital, Inc.	991	47,667
Amerisafe, Inc. †	1,982	40,690
Aspen Insurance Holdings, Ltd.
(Bermuda)	2,271	55,072
CNA Surety Corp. †	3,901	74,899
Delphi Financial Group Class A	4,077	75,180
Endurance Specialty Holdings, Ltd.
(Bermuda)	2,427	74,096
First Mercury Financial Corp. †	682	9,725
Hanover Insurance Group, Inc. (The)	2,027	87,100

79

Putnam VT Capital Opportunities Fund

COMMON STOCKS (96.2%)* continued

	Shares	Value

Insurance continued
Harleysville Group, Inc.	1,317	$45,739
HCC Insurance Holdings, Inc.	4,253	113,768
IPC Holdings, Ltd. (Bermuda)	2,230	66,677
National Interstate Corp.	1,209	21,605
Odyssey Re Holdings Corp.	1,173	60,773
RenaissanceRe Holdings, Ltd.
(Bermuda)	2,100	108,276
Safety Insurance Group, Inc.	2,721	103,561
SeaBright Insurance
Holdings, Inc. †	3,789	44,483
Selective Insurance Group	5,914	135,608
Stancorp Financial Group	2,791	116,580
W.R. Berkley Corp.	4,775	148,025
Zenith National Insurance Corp.	2,996	94,584
		1,579,134

Investment banking/Brokerage (2.1%)
Affiliated Managers Group †	1,928	80,822
Eaton Vance Corp.	8,654	181,821
FBR Capital Markets Corp. †	4,400	21,384
Federated Investors, Inc.	2,100	35,616
Jefferies Group, Inc.	2,800	39,368
Waddell & Reed Financial, Inc.
Class A	3,489	53,940
		412,951

Machinery (1.9%)
AGCO Corp. †	1,730	40,811
Applied Industrial
Technologies, Inc.	6,918	130,889
Gardner Denver, Inc. †	1,767	41,242
Manitowoc Co., Inc. (The)	10,665	92,359
Regal-Beloit Corp.	1,945	73,891
		379,192

Manufacturing (0.7%)
EnPro Industries, Inc. †	3,350	72,159
Roper Industries, Inc.	1,476	64,073
		136,232

Medical technology (1.0%)
Conmed Corp. †	1,900	45,486
Edwards Lifesciences Corp. †	1,910	104,955
Invacare Corp.	2,600	40,352
		190,793

Metals (0.6%)
Carpenter Technology Corp.	2,100	43,134
Century Aluminum Co. †	3,200	32,000
Reliance Steel & Aluminum Co.	2,509	50,029
		125,163

COMMON STOCKS (96.2%)* continued

	Shares	Value

Natural gas utilities (3.1%)
AGL Resources, Inc.	2,400	$75,240
Atmos Energy Corp.	3,400	80,580
Energen Corp.	2,200	64,526
National Fuel Gas Co.	2,000	62,660
Southwest Gas Corp.	3,000	75,660
UGI Corp.	3,400	83,028
WGL Holdings, Inc.	5,564	181,887
		623,581

Office equipment and supplies (0.4%)
Ennis Inc.	3,156	38,219
Steelcase, Inc.	5,763	32,388
		70,607

Oil and gas (3.6%)
Berry Petroleum Co. Class A	2,861	21,629
Cabot Oil & Gas Corp. Class A	3,200	83,200
Comstock Resources, Inc. †	2,300	108,675
Encore Acquisition Co. †	2,500	63,800
Forest Oil Corp. †	2,415	39,823
Frontier Oil Corp.	2,900	36,627
Helmerich & Payne, Inc.	2,400	54,600
Petroleum Development Corp. †	1,774	42,700
Swift Energy Co. †	2,400	40,344
Tesoro Corp.	4,050	53,339
Unit Corp. †	2,500	66,800
Vaalco Energy, Inc. †	4,100	30,504
Whiting Petroleum Corp. †	1,843	61,667
		703,708

Pharmaceuticals (6.0%)
Biovail Corp. (Canada)	12,800	120,960
Cephalon, Inc. †	1,400	107,856
Emergent Biosolutions, Inc. †	4,000	104,440
Endo Pharmaceuticals
Holdings, Inc. †	4,349	112,552
King Pharmaceuticals, Inc. †	27,943	296,755
Medicis Pharmaceutical Corp.
Class A	7,927	110,185
Watson Pharmaceuticals, Inc. †	12,424	330,106
		1,182,854

Publishing (0.1%)
Lee Enterprises, Inc.	12,700	5,207
R. H. Donnelley Corp. †	29,869	11,052
		16,259

Railroads (0.6%)
GATX Corp.	3,915	121,248
		121,248

80

Putnam VT Capital Opportunities Fund

COMMON STOCKS (96.2%)* continued

	Shares	Value

Real estate (5.1%)
Ashford Hospitality Trust, Inc. (R)	13,679	$15,731
DiamondRock Hospitality Co. (R)	9,144	46,360
Entertainment Properties Trust (R)	894	26,641
FelCor Lodging Trust, Inc. (R)	4,580	8,427
Hospitality Properties Trust (R)	8,370	124,462
Kimco Realty Corp. (R)	3,100	56,668
LaSalle Hotel Properties (R)	3,500	38,675
LTC Properties, Inc. (R)	3,216	65,220
Macerich Co. (The) (R)	1,600	29,056
National Health Investors, Inc. (R)	6,014	164,964
National Retail
Properties, Inc. (R)	9,499	163,288
Nationwide Health
Properties, Inc. (R)	3,777	108,475
Omega Healthcare
Investors, Inc. (R)	8,063	128,766
Taubman Centers, Inc. (R)	1,300	33,098
		1,009,831

Retail (8.9%)
Abercrombie & Fitch Co. Class A	3,000	69,210
Aeropostale, Inc. †	12,900	207,690
AnnTaylor Stores Corp. †	15,225	87,848
Books-A-Million, Inc.	8,218	20,956
Brown Shoe Co., Inc.	3,097	26,232
Buckle, Inc. (The)	1,887	41,174
Cato Corp. (The) Class A	1,598	24,130
Dollar Tree, Inc. †	8,290	346,522
Jos. A. Bank Clothiers, Inc. †	1,585	41,448
Nash Finch Co.	2,073	93,057
NBTY, Inc. †	6,919	108,282
Systemax, Inc.	7,717	83,112
Timberland Co. (The) Class A †	6,100	70,455
Toro Co. (The)	7,209	237,897
Wolverine World Wide, Inc.	14,703	309,351
		1,767,364

Schools (1.5%)
Career Education Corp. †	16,777	300,979
		300,979

Semiconductor (0.9%)
Hittite Microwave Corp. †	1,500	44,190
KLA-Tencor Corp.	1,900	41,401
Lam Research Corp. †	1,800	38,304
Novellus Systems, Inc. †	3,680	45,411
		169,306

Shipping (0.8%)
Arkansas Best Corp.	2,734	82,321
General Maritime Corp.	3,350	36,180
Overseas Shipholding Group	900	37,899
		156,400

COMMON STOCKS (96.2%)* continued

	Shares	Value

Software (3.0%)
Akamai Technologies, Inc. †	7,000	$105,630
Citrix Systems, Inc. †	3,936	92,772
McAfee, Inc. †	3,300	114,078
MicroStrategy, Inc. †	1,300	48,269
Red Hat, Inc. †	6,400	84,608
TIBCO Software, Inc. †	15,000	77,850
Websense, Inc. †	4,200	62,874
		586,081

Staffing (0.2%)
Administaff, Inc.	1,903	41,257
CDI Corp.	346	4,477
		45,734

Technology (0.4%)
CACI International, Inc. Class A †	1,700	76,653
		76,653

Technology services (2.4%)
Acxiom Corp.	4,675	37,914
CSG Systems International, Inc. †	1,884	32,913
FactSet Research Systems, Inc.	2,835	125,420
Fair Isaac Corp.	2,700	45,522
Global Payments, Inc.	3,300	108,207
IHS, Inc. Class A †	1,900	71,098
LoopNet, Inc. †	3,700	25,234
NIC, Inc.	5,800	26,680
		472,988

Telecommunications (2.5%)
ADTRAN, Inc.	4,027	59,922
CenturyTel, Inc.	8,500	232,305
NeuStar, Inc. Class A †	5,200	99,476
Syniverse Holdings, Inc. †	8,000	95,520
		487,223

Textiles (0.2%)
Maidenform Brands, Inc. †	3,324	33,739
Perry Ellis International, Inc. †	2,136	13,542
		47,281

Tobacco (0.2%)
Universal Corp.	1,619	48,360
		48,360

Toys (1.7%)
Hasbro, Inc.	10,200	297,534
Jakks Pacific, Inc. †	1,708	35,236
		332,770

Transportation services (0.5%)
HUB Group, Inc. Class A †	1,821	48,311
Pacer International, Inc.	4,461	46,528
		94,839

81

Putnam VT Capital Opportunities Fund

COMMON STOCKS (96.2%)* continued

	Shares	Value

Trucks and parts (1.7%)
Autoliv, Inc. (Sweden)	10,786	$231,468
Superior Industries
International, Inc.	3,900	41,028
WABCO Holdings, Inc.	4,500	71,055
		343,551

Total common stocks (cost $25,491,765)		$19,059,082

INVESTMENT COMPANIES (2.0%)*

	Shares	Value

iShares Russell 2000 Index Fund	4,574	$225,361
iShares Russell Midcap Index Fund	1,213	72,440
S&P Midcap 400 Index Depository
Receipts (MidCap SPDR Trust
Series 1)	1,103	107,190

Total investment companies (cost $369,464)		$404,991

SHORT-TERM INVESTMENTS (1.9%)*

	Shares	Value

Federated Prime Obligations Fund	379,814	$379,814

Total short-term investments (cost $379,814)		$379,814

Total investments (cost $26,241,043)		$19,843,887

See page 295 for Notes to the Portfolios.

82

Putnam VT Discovery Growth Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (95.3%)*

	Shares	Value

Aerospace and defense (3.1%)
General Dynamics Corp.	500	$28,795
L-3 Communications Holdings, Inc.	1,700	125,426
Lockheed Martin Corp.	750	63,060
Precision Castparts Corp.	2,000	118,960
Raytheon Co.	2,050	104,632
United Technologies Corp.	850	45,560
		486,433

Airlines (0.3%)
UAL Corp.	4,200	46,284
		46,284

Automotive (0.6%)
Copart, Inc. †	3,500	95,165
		95,165

Banking (2.4%)
BOK Financial Corp.	1,850	74,740
City National Corp.	2,950	143,665
Comerica, Inc.	2,350	46,648
Commerce Bancshares, Inc.	1,260	55,377
First Citizens BancShares, Inc.
Class A	400	61,120
		381,550

Beverage (2.1%)
Coca-Cola Co. (The)	4,200	190,134
Heckmann Corp. †	12,250	69,213
PepsiCo, Inc.	1,350	73,940
		333,287

Biotechnology (3.5%)
Amgen, Inc. †	1,000	57,750
Genzyme Corp. †	900	59,733
Gilead Sciences, Inc. †	2,550	130,407
Life Technologies Corp. †	288	6,713
Martek Biosciences Corp. †	5,450	165,190
Medicines Co. †	8,450	124,469
		544,262

Cable television (0.2%)
DirecTV Group, Inc. (The) †	1,650	37,802
		37,802

Chemicals (2.3%)
Airgas, Inc.	2,150	83,829
FMC Corp.	2,800	125,244
Monsanto Co.	1,100	77,385
Potash Corp. of Saskatchewan
(Canada)	1,100	80,542
		367,000

Coal (0.8%)
Massey Energy Co.	8,810	121,490
		121,490

COMMON STOCKS (95.3%)* continued

	Shares	Value

Commercial and consumer services (2.3%)
Ecolab, Inc.	1,480	$52,022
H&R Block, Inc.	7,650	173,808
Watson Wyatt Worldwide, Inc.
Class A	2,900	138,678
		364,508

Communications equipment (2.5%)
Cisco Systems, Inc. †	7,706	125,608
Comtech Telecommunications Corp. †	1,700	77,894
F5 Networks, Inc. †	4,500	102,870
Qualcomm, Inc.	2,300	82,409
		388,781

Computers (2.7%)
Apple, Inc. †	1,150	98,153
Hewlett-Packard Co.	3,500	127,015
IBM Corp.	2,300	193,568
		418,736

Conglomerates (0.7%)
Walter Industries, Inc.	6,675	116,879
		116,879

Consumer goods (2.3%)
Church & Dwight Co., Inc.	3,000	168,360
Colgate-Palmolive Co.	1,100	75,394
Procter & Gamble Co. (The)	1,800	111,276
		355,030

Containers (0.6%)
Pactiv Corp. †	3,600	89,568
		89,568

Distribution (1.2%)
Spartan Stores, Inc.	8,150	189,488
		189,488

Electric utilities (1.0%)
Edison International	2,200	70,664
Exelon Corp.	1,450	80,635
		151,299

Electrical equipment (0.1%)
Emerson Electric Co.	500	18,305
		18,305

Electronics (1.4%)
Altera Corp.	3,150	52,637
Intel Corp.	8,550	125,343
Texas Instruments, Inc.	2,800	43,456
		221,436

Energy (oil field) (0.6%)
FMC Technologies, Inc. †	1,200	28,596
National-Oilwell Varco, Inc. †	997	24,367

83

Putnam VT Discovery Growth Fund

COMMON STOCKS (95.3%)* continued

	Shares	Value

Energy (oil field) continued
Noble Corp.	950	$20,986
Schlumberger, Ltd.	450	19,049
		92,998

Energy (other) (1.4%)
Covanta Holding Corp. †	3,900	85,644
First Solar, Inc. †	750	103,470
Optisolar, Inc. (acquired 7/30/08,
cost $31,502) (Private) ‡ † (F)	5,081	31,502
		220,616

Engineering and construction (1.8%)
EMCOR Group, Inc. †	2,300	51,589
Fluor Corp.	3,650	163,776
Quanta Services, Inc. †	3,100	61,380
		276,745

Financial (0.2%)
Assurant, Inc.	900	27,000
		27,000

Food (1.4%)
H.J. Heinz Co.	5,800	218,080
		218,080

Forest products and packaging (0.5%)
Plum Creek Timber Company, Inc. (R)	2,400	83,376
		83,376

Health-care services (3.5%)
Amedisys, Inc. †	1,950	80,613
Express Scripts, Inc. †	3,000	164,940
Genoptix, Inc. †	3,050	103,944
Omnicare, Inc.	3,750	104,100
Quest Diagnostics, Inc.	1,750	90,843
		544,440

Insurance (1.1%)
AON Corp.	2,100	95,928
Marsh & McLennan Cos., Inc.	3,050	74,024
		169,952

Investment banking/Brokerage (2.0%)
Eaton Vance Corp.	4,250	89,293
Goldman Sachs Group, Inc. (The)	771	65,065
Greenhill & Co., Inc.	1,230	85,817
TD Ameritrade Holding Corp. †	5,500	78,375
		318,550

Machinery (1.0%)
AGCO Corp. †	650	15,334
Bucyrus International, Inc. Class A	3,900	72,228
Joy Global, Inc.	2,850	65,237
		152,799

COMMON STOCKS (95.3%)* continued

	Shares	Value

Manufacturing (1.0%)
Flowserve Corp.	650	$33,475
Teleflex, Inc.	2,450	122,745
		156,220

Medical technology (8.9%)
Baxter International, Inc.	1,650	88,424
Becton, Dickinson and Co.	1,050	71,810
C.R. Bard, Inc.	1,500	126,390
Conmed Corp. †	3,050	73,017
Datascope Corp.	2,950	154,108
Edwards Lifesciences Corp. †	1,350	74,183
Haemonetics Corp. †	1,800	101,700
Luminex Corp. †	2,950	63,012
Masimo Corp. †	2,850	85,016
Medtronic, Inc.	1,700	53,414
Merit Medical Systems, Inc. †	3,800	68,134
St. Jude Medical, Inc. †	3,200	105,472
Steris Corp.	2,650	63,309
Techne Corp.	2,250	145,170
Varian Medical Systems, Inc. †	2,200	77,088
Waters Corp. †	150	5,498
Zoll Medical Corp. †	1,550	29,280
		1,385,025

Metals (2.0%)
Freeport-McMoRan Copper &
Gold, Inc. Class B	1,150	28,106
Goldcorp, Inc.
(Toronto Exchange) (Canada)	3,850	121,391
Nucor Corp.	750	34,650
Steel Dynamics, Inc.	11,200	125,216
		309,363

Natural gas utilities (0.1%)
Energen Corp.	450	13,199
		13,199

Oil and gas (7.2%)
Chevron Corp.	700	51,779
Comstock Resources, Inc. †	3,050	144,113
ConocoPhillips	1,100	56,980
Contango Oil & Gas Co. †	1,175	66,153
Devon Energy Corp.	1,700	111,707
Exxon Mobil Corp.	1,750	139,703
Hess Corp.	2,200	118,008
McMoRan Exploration Co. †	9,497	93,071
Occidental Petroleum Corp.	1,600	95,984
PetroHawk Energy Corp. †	10,350	161,771
Whiting Petroleum Corp. †	2,450	81,977
		1,121,246

84

Putnam VT Discovery Growth Fund

COMMON STOCKS (95.3%)* continued

	Shares	Value

Pharmaceuticals (8.5%)
Abbott Laboratories	1,450	$77,387
Cephalon, Inc. †	1,800	138,672
Emergent Biosolutions, Inc. †	6,249	163,161
Johnson & Johnson	1,100	65,813
King Pharmaceuticals, Inc. †	7,600	80,712
Merck & Co., Inc.	2,100	63,840
Owens & Minor, Inc.	4,900	184,485
Perrigo Co.	4,450	143,780
Pfizer, Inc.	1,600	28,336
Schering-Plough Corp.	2,200	37,466
Valeant Pharmaceuticals
International †	8,250	188,925
Watson Pharmaceuticals, Inc. †	4,100	108,937
Wyeth	1,300	48,763
		1,330,277

Power producers (1.0%)
AES Corp. (The) †	19,400	159,856
		159,856

Publishing (0.8%)
Marvel Entertainment, Inc. †	3,900	119,925
		119,925

Railroads (0.6%)
Burlington Northern Santa Fe Corp.	500	37,855
Union Pacific Corp.	1,050	50,190
		88,045

Regional Bells (1.0%)
Verizon Communications, Inc.	4,550	154,245
		154,245

Restaurants (1.4%)
McDonald’s Corp.	2,200	136,818
Yum! Brands, Inc.	2,650	83,475
		220,293

Retail (3.9%)
AutoZone, Inc. †	1,200	167,364
Big Lots, Inc. †	600	8,694
BJ’s Wholesale Club, Inc. †	1,100	37,686
Kroger Co.	2,550	67,346
Rent-A-Center, Inc. †	3,950	69,718
TJX Cos., Inc. (The)	4,650	95,651
Wal-Mart Stores, Inc.	3,050	170,983
		617,442

Schools (3.3%)
Apollo Group, Inc. Class A †	2,800	214,536
Career Education Corp. †	7,600	136,344
DeVry, Inc.	1,350	77,504
ITT Educational Services, Inc. †	1,000	94,980
		523,364

COMMON STOCKS (95.3%)* continued

	Shares	Value

Semiconductor (0.5%)
Hittite Microwave Corp. †	2,500	$73,650
		73,650

Shipping (0.1%)
Kirby Corp. †	300	8,208
		8,208

Software (4.7%)
Activision Blizzard, Inc. †	1,700	14,688
Adobe Systems, Inc. †	1,300	27,677
Mantech International Corp.
Class A †	2,400	130,056
Microsoft Corp.	10,650	207,036
Oracle Corp. †	4,550	80,672
Symantec Corp. †	14,600	197,392
Websense, Inc. †	4,900	73,353
		730,874

Staffing (1.0%)
Hewitt Associates, Inc. Class A †	5,700	161,766
		161,766

Technology (0.9%)
Affiliated Computer Services, Inc.
Class A †	3,150	144,743
		144,743

Technology services (2.4%)
Accenture, Ltd. Class A (Bermuda)	1,100	36,069
Google, Inc. Class A †	261	80,297
SAIC, Inc. †	12,900	251,292
Western Union Co. (The)	650	9,321
		376,979

Telecommunications (0.6%)
NII Holdings, Inc. †	4,850	88,173
		88,173

Textiles (0.4%)
NIKE, Inc. Class B	1,150	58,650
		58,650

Tobacco (1.3%)
Philip Morris International, Inc.	4,850	211,024
		211,024

Toys (0.1%)
Hasbro, Inc.	650	18,939
		18,939

Total common stocks (cost $16,582,688)		$14,903,365

85

Putnam VT Discovery Growth Fund

INVESTMENT COMPANIES (2.2%)*

	Shares	Value

Consumer Staples Select Sector
SPDR Fund	6,900	$164,703
iShares Russell Midcap Growth
Index Fund	3,100	97,092
S&P 500 Index Depository Receipts
(SPDR Trust Series 1)	850	76,781

Total investment companies (cost $367,887)		$338,576

CONVERTIBLE PREFERRED STOCKS (—%)*

	Shares	Value
Totality Corp. Ser. D, $0.346
cum. cv. pfd. (acquired 7/27/00,
cost $42,356) (Private) ‡ † (F)	16,600	$2

Total convertible preferred stocks (cost $42,356)		$2

SHORT-TERM INVESTMENTS (2.6%)*

	Shares	Value

Federated Prime Obligations Fund	402,886	$402,886

Total short-term investments (cost $402,886)		$402,886

Total investments (cost $17,395,817)		$15,644,829

See page 295 for Notes to the Portfolios.

86

Putnam VT Diversified Income Fund

The fund’s portfolio
12/31/08

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)*

Principal amount			Value

Banc of America Alternative Loan Trust
Ser. 06-7, Class A2, 5.707s, 2036		$3,781,000	$1,777,070
Banc of America Commercial
Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049		148,000	96,622
Ser. 07-2, Class A2, 5.634s, 2049		439,000	338,647
Ser. 05-6, Class A2, 5.165s, 2047		980,000	830,310
Ser. 07-5, Class XW, Interest only
(IO), 0.44s, 2051		44,375,510	667,892
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	31,875
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	97,393
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.99s, 2036		2,674,741	1,257,128
Banc of America Large Loan 144A FRB
Ser. 05-MIB1, Class K, 3.195s, 2022		476,000	385,945
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 1.211s, 2037		2,992,381	193,009
Ser. 07-5A, IO, 1.55s, 2037		833,270	63,079
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2,
6 1/4s, 2036		2,008,535	702,987
FRB Ser. 06-6, Class 2A1,
5.892s, 2036		990,918	469,564
FRB Ser. 05-7, Class 23A1,
5.649s, 2035		1,836,484	860,464
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.186s, 2032		189,000	137,701
Ser. 07-PW17, Class A3,
5.736s, 2050		1,832,000	1,485,074
Bear Stearns Commercial Mortgage
Securities, Inc. 144A Ser. 07-PW18,
Class X1, IO, 0.057s, 2050		52,597,179	275,799
Broadgate Financing PLC sec. FRB
Ser. D, 7.078s, 2023
(United Kingdom)	GBP	275,125	120,373
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A,
6.198s, 2036		$1,314,568	621,076
IFB Ser. 07-6, Class 2A5, IO,
6.179s, 2037		1,267,893	85,583
FRB Ser. 06-AR7, Class 2A2A,
5.649s, 2036		2,653,075	1,193,884
Citigroup/Deutsche Bank Commercial
Mortgage Trust Ser. 06-CD3, Class A4,
5.658s, 2048		94,000	65,397
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A Ser. 07-CD5,
Class XS, IO, 0.077s, 2044		30,692,721	105,054

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount		Value

Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO,
7.129s, 2034		$1,502,131	$62,315
Ser. 06-J8, Class A4, 6s, 2037		2,107,402	893,960
Ser. 07-HY5R, Class 2A1A,
5.544s, 2047		1,587,805	1,037,594
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.707s, 2035		3,119,723	1,559,862
Ser. 05-2, Class 2X, IO, 1.16s, 2035		1,979,297	27,061
Countrywide Home Loans 144A IFB
Ser. 05-R1, Class 1AS, IO, 4.549s, 2035		1,588,801	100,253
Credit Suisse Mortgage
Capital Certificates
FRB Ser. 07-C4, Class A2,
5.81s, 2039		711,000	510,709
Ser. 07-C5, Class A3, 5.694s, 2040		9,180,000	5,930,594
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class C, 1.071s, 2017		179,000	117,227
CS First Boston Mortgage Securities
Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	1,160,835
Ser. 98-C1, Class F, 6s, 2040		758,000	151,600
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	22,000
FRB Ser. 05-TFLA, Class L,
3.045s, 2020		534,000	240,300
Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1, Class X,
IO, 0.617s, 2031		2,438,082	47,875
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031		226,150	113,075
DLJ Commercial Mortgage Corp.
144A Ser. 98-CF2, Class B5,
5.95s, 2031		723,280	289,312
European Loan Conduit 144A
FRB Ser. 22A, Class D, 6.788s,
2014 (Ireland)	GBP	371,000	162,320
European Prime Real Estate PLC
144A FRB Ser. 1-A, Class D,
6.788s, 2014 (United Kingdom)	GBP	198,677	57,950
Fannie Mae
IFB Ser. 06-70, Class SM,
50.819s, 2036		$143,982	195,827
IFB Ser. 07-1, Class NR,
43.919s, 2037		746,728	844,997
IFB Ser. 06-62, Class PS,
37.073s, 2036		374,296	489,631
IFB Ser. 06-76, Class QB,
36.773s, 2036		1,052,385	1,372,609
IFB Ser. 06-63, Class SP,
36.473s, 2036		1,155,558	1,477,900
IFB Ser. 07-W7, Class 1A4,
36.353s, 2037		415,465	477,785
IFB Ser. 06-104, Class GS,
32.167s, 2036		234,319	286,333

87

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-60, Class TK,
26.715s, 2036	$327,763	$390,377
IFB Ser. 05-25, Class PS,
26.087s, 2035	549,223	637,247
IFB Ser. 05-115, Class NQ,
23.17s, 2036	184,837	204,711
IFB Ser. 05-74, Class CP,
23.022s, 2035	326,500	349,075
IFB Ser. 06-27, Class SP,
22.839s, 2036	513,498	594,295
IFB Ser. 06-8, Class HP,
22.839s, 2036	551,170	628,381
IFB Ser. 06-8, Class WK,
22.839s, 2036	882,470	998,665
IFB Ser. 05-99, Class SA,
22.839s, 2035	381,248	435,082
IFB Ser. 06-60, Class CS,
22.362s, 2036	549,821	607,607
IFB Ser. 05-95, Class OP,
18.9s, 2035	240,834	236,379
IFB Ser. 05-74, Class CS,
18.724s, 2035	372,579	410,414
IFB Ser. 05-114, Class SP,
18.284s, 2036	231,146	242,107
IFB Ser. 05-83, Class QP,
16.169s, 2034	133,877	139,572
Ser. 383, Class 90, IO, 8s, 2037	73,440	8,245
Ser. 02-T4, Class A3, 7 1/2s, 2041	513	540
Ser. 01-T3, Class A1, 7 1/2s, 2040	105,034	110,581
Ser. 01-T1, Class A1, 7 1/2s, 2040	312,369	328,866
Ser. 99-T2, Class A1, 7 1/2s, 2039	123,367	129,304
Ser. 386, Class 26, IO, 7 1/2s, 2038	106,267	10,668
Ser. 386, Class 27, IO, 7 1/2s, 2037	75,108	7,653
Ser. 386, Class 28, IO, 7 1/2s, 2037	77,521	7,690
Ser. 383, Class 88, IO, 7 1/2s, 2037	114,836	12,120
Ser. 383, Class 89, IO, 7 1/2s, 2037	89,304	11,714
Ser. 383, Class 87, IO, 7 1/2s, 2037	142,336	14,233
IFB Ser. 07-W6, Class 6A2, IO,
7.329s, 2037	682,002	59,675
IFB Ser. 06-90, Class SE, IO,
7.329s, 2036	1,685,597	162,337
IFB Ser. 04-51, Class XP, IO,
7.229s, 2034	1,790,774	132,699
IFB Ser. 03-66, Class SA, IO,
7.179s, 2033	645,610	52,800
IFB Ser. 08-7, Class SA, IO,
7.079s, 2038	3,751,280	384,322
Ser. 386, Class 24, IO, 7s, 2038	91,922	8,818
Ser. 386, Class 25, IO, 7s, 2038	97,989	9,295
Ser. 386, Class 22, IO, 7s, 2038	126,393	17,375
Ser. 386, Class 21, IO, 7s, 2037	142,536	13,368
Ser. 386, Class 23, IO, 7s, 2037	140,024	13,469

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
Ser. 383, Class 84, IO, 7s, 2037	$131,424	$18,913
Ser. 383, Class 85, IO, 7s, 2037	84,004	12,173
Ser. 383, Class 86, IO, 7s, 2037	79,190	10,265
Ser. 383, Class 79, IO, 7s, 2037	131,445	18,512
Ser. 383, Class 80, IO, 7s, 2037	291,690	24,794
Ser. 383, Class 81, IO, 7s, 2037	159,837	22,009
Ser. 383, Class 82, IO, 7s, 2037	157,467	22,454
Ser. 383, Class 83, IO, 7s, 2037	133,480	19,104
IFB Ser. 07-W6, Class 5A2, IO,
6.819s, 2037	1,049,471	81,964
IFB Ser. 07-W2, Class 3A2, IO,
6.809s, 2037	947,478	73,998
IFB Ser. 06-115, Class BI, IO,
6.789s, 2036	971,043	82,974
IFB Ser. 05-113, Class AI, IO,
6.759s, 2036	531,399	48,005
IFB Ser. 05-113, Class DI, IO,
6.759s, 2036	813,358	65,435
IFB Ser. 08-36, Class YI, IO,
6.729s, 2036	1,612,743	134,669
IFB Ser. 06-60, Class SI, IO,
6.679s, 2036	1,011,825	86,612
IFB Ser. 06-60, Class UI, IO,
6.679s, 2036	409,908	36,387
IFB Ser. 04-24, Class CS, IO,
6.679s, 2034	255,831	24,286
IFB Ser. 07-W7, Class 3A2, IO,
6.659s, 2037	1,399,029	154,942
IFB Ser. 06-60, Class DI, IO,
6.599s, 2035	1,232,809	96,282
IFB Ser. 03-130, Class BS, IO,
6.579s, 2033	2,188,834	169,503
IFB Ser. 03-34, Class WS, IO,
6.529s, 2029	2,088,209	150,959
IFB Ser. 08-10, Class LI, IO,
6.509s, 2038	2,103,272	174,782
Ser. 386, Class 14, IO, 6 1/2s, 2038	1,153,745	98,068
Ser. 386, Class 19, IO, 6 1/2s, 2038	135,624	12,917
Ser. 386, Class 17, IO, 6 1/2s, 2037	209,691	17,824
Ser. 386, Class 16, IO, 6 1/2s, 2037	144,138	15,313
Ser. 383, Class 60, IO, 6 1/2s, 2037	665,312	63,205
Ser. 383, Class 62, IO, 6 1/2s, 2037	186,209	17,044
Ser. 383, Class 69, IO, 6 1/2s, 2037	106,025	13,619
Ser. 383, Class 63, IO, 6 1/2s, 2037	145,370	14,483
Ser. 383, Class 64, IO, 6 1/2s, 2037	267,093	24,706
Ser. 383, Class 67, IO, 6 1/2s, 2037	141,671	15,429
Ser. 383, Class 68, IO, 6 1/2s, 2037	87,605	9,061
Ser. 383, Class 58, IO, 6 1/2s, 2037	308,337	25,839
Ser. 383, Class 59, IO, 6 1/2s, 2037	196,203	17,939
Ser. 383, Class 61, IO, 6 1/2s, 2037	155,762	16,295
Ser. 383, Class 65, IO, 6 1/2s, 2037	185,873	19,163
Ser. 383, Class 66, IO, 6 1/2s, 2037	190,128	18,483

88

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
Ser. 383, Class 72, IO, 6 1/2s, 2037	$744,145	$63,252
Ser. 383, Class 77, IO, 6 1/2s, 2037	112,332	12,345
Ser. 383, Class 78, IO, 6 1/2s, 2037	115,438	15,085
Ser. 383, Class 73, IO, 6 1/2s, 2037	254,654	21,646
Ser. 383, Class 76, IO, 6 1/2s, 2037	154,759	15,588
Ser. 383, Class 70, IO, 6 1/2s, 2037	390,291	33,175
Ser. 383, Class 74, IO, 6 1/2s, 2037	210,649	17,905
Ser. 383, Class 71, IO, 6 1/2s, 2036	165,398	17,300
Ser. 383, Class 75, IO, 6 1/2s, 2036	133,444	12,324
Ser. 383, Class 101, IO, 6 1/2s, 2022	69,273	6,301
IFB Ser. 07-39, Class LI, IO,
6.299s, 2037	1,143,235	109,945
IFB Ser. 07-23, Class SI, IO,
6.299s, 2037	287,217	21,730
IFB Ser. 07-54, Class CI, IO,
6.289s, 2037	987,610	77,630
IFB Ser. 07-39, Class PI, IO,
6.289s, 2037	634,647	47,070
IFB Ser. 07-30, Class WI, IO,
6.289s, 2037	5,704,903	427,982
IFB Ser. 07-28, Class SE, IO,
6.279s, 2037	180,190	14,022
IFB Ser. 07-22, Class S, IO,
6.279s, 2037	15,648,968	1,261,307
IFB Ser. 06-128, Class SH, IO,
6.279s, 2037	695,937	53,528
IFB Ser. 06-56, Class SM, IO,
6.279s, 2036	958,428	74,870
IFB Ser. 05-90, Class SP, IO,
6.279s, 2035	499,858	41,653
IFB Ser. 05-12, Class SC, IO,
6.279s, 2035	622,319	61,609
IFB Ser. 07-W5, Class 2A2, IO,
6.269s, 2037	388,763	32,073
IFB Ser. 07-30, Class IE, IO,
6.269s, 2037	1,945,908	200,263
IFB Ser. 06-123, Class CI, IO,
6.269s, 2037	1,656,477	128,198
IFB Ser. 06-123, Class UI, IO,
6.269s, 2037	1,786,483	142,919
IFB Ser. 07-15, Class BI, IO,
6.229s, 2037	2,988,368	236,368
IFB Ser. 06-126, Class CS, IO,
6.229s, 2037	1,298,555	97,911
IFB Ser. 06-16, Class SM, IO,
6.229s, 2036	1,837,707	155,707
IFB Ser. 05-95, Class CI, IO,
6.229s, 2035	869,685	79,054
IFB Ser. 05-84, Class SG, IO,
6.229s, 2035	1,422,945	118,247
IFB Ser. 05-57, Class NI, IO,
6.229s, 2035	355,204	32,442

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-29, Class SX, IO,
6.229s, 2035	$1,165,993	$97,236
IFB Ser. 05-57, Class DI, IO,
6.229s, 2035	622,567	47,875
IFB Ser. 04-92, Class S, IO,
6.229s, 2034	2,793,074	218,139
IFB Ser. 06-104, Class EI, IO,
6.219s, 2036	1,071,977	108,488
IFB Ser. 05-83, Class QI, IO,
6.219s, 2035	235,968	23,098
IFB Ser. 06-128, Class GS, IO,
6.209s, 2037	1,107,427	85,038
IFB Ser. 06-114, Class IS, IO,
6.179s, 2036	775,922	58,425
IFB Ser. 06-116, Class ES, IO,
6.179s, 2036	145,085	11,282
IFB Ser. 04-92, Class SQ, IO,
6.179s, 2034	1,160,878	100,464
IFB Ser. 06-115, Class IE, IO,
6.169s, 2036	604,654	57,899
IFB Ser. 06-117, Class SA, IO,
6.169s, 2036	901,093	68,380
IFB Ser. 06-121, Class SD, IO,
6.169s, 2036	112,992	8,542
IFB Ser. 06-109, Class SG, IO,
6.159s, 2036	266,065	21,126
IFB Ser. 06-104, Class SY, IO,
6.149s, 2036	237,960	18,287
IFB Ser. 06-109, Class SH, IO,
6.149s, 2036	777,751	68,514
IFB Ser. 06-111, Class SA, IO,
6.149s, 2036	6,396,885	489,317
IFB Ser. 07-W6, Class 4A2, IO,
6.129s, 2037	4,343,667	334,028
IFB Ser. 06-128, Class SC, IO,
6.129s, 2037	949,416	72,345
IFB Ser. 06-43, Class SI, IO,
6.129s, 2036	1,448,352	111,158
IFB Ser. 06-8, Class JH, IO,
6.129s, 2036	3,039,240	237,729
IFB Ser. 05-122, Class SG, IO,
6.129s, 2035	900,371	89,308
IFB Ser. 05-95, Class OI, IO,
6.119s, 2035	134,634	15,906
IFB Ser. 06-92, Class LI, IO,
6.109s, 2036	892,222	66,843
IFB Ser. 06-99, Class AS, IO,
6.109s, 2036	382,960	30,407
IFB Ser. 06-98, Class SQ, IO,
6.099s, 2036	11,175,867	844,896
IFB Ser. 06-85, Class TS, IO,
6.089s, 2036	2,054,161	158,031
IFB Ser. 07-75, Class PI, IO,
6.069s, 2037	1,124,567	87,698

89

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-88, Class MI, IO,
6.049s, 2037	$321,170	$39,196
IFB Ser. 07-103, Class AI, IO,
6.029s, 2037	4,297,190	305,015
IFB Ser. 07-15, Class NI, IO,
6.029s, 2022	1,732,567	126,651
Ser. 389, Class 6, IO, 6s, 2038	182,176	15,485
Ser. 08-76, Class JI, IO, 6s, 2038	1,286,325	118,985
Ser. 386, Class 10, IO, 6s, 2038	102,313	10,549
Ser. 386, Class 11, IO, 6s, 2038	90,850	11,684
Ser. 383, Class 41, IO, 6s, 2038	1,128,980	95,963
Ser. 383, Class 42, IO, 6s, 2038	816,386	69,393
Ser. 383, Class 43, IO, 6s, 2038	737,305	62,671
Ser. 383, Class 44, IO, 6s, 2038	673,783	57,272
Ser. 383, Class 45, IO, 6s, 2038	519,729	44,177
Ser. 383, Class 46, IO, 6s, 2038	450,974	38,333
Ser. 383, Class 47, IO, 6s, 2038	399,583	33,965
Ser. 383, Class 48, IO, 6s, 2038	358,683	33,178
Ser. 383, Class 52, IO, 6s, 2038	145,256	14,673
Ser. 386, Class 9, IO, 6s, 2038	645,684	54,883
Ser. 383, Class 28, IO, 6s, 2038	1,354,190	125,263
Ser. 383, Class 29, IO, 6s, 2038	1,217,558	112,624
Ser. 383, Class 30, IO, 6s, 2038	899,178	83,174
Ser. 383, Class 31, IO, 6s, 2038	792,772	73,331
Ser. 383, Class 32, IO, 6s, 2038	615,664	56,949
Ser. 383, Class 33, IO, 6s, 2038	526,231	48,676
Ser. 383, Class 37, IO, 6s, 2038	204,337	18,865
Ser. 386, Class 7, IO, 6s, 2038	794,622	72,470
Ser. 383, Class 34, IO, 6s, 2037	212,928	19,696
Ser. 383, Class 35, IO, 6s, 2037	175,400	16,294
Ser. 383, Class 36, IO, 6s, 2037	138,239	13,583
Ser. 383, Class 38, IO, 6s, 2037	86,588	8,002
Ser. 383, Class 50, IO, 6s, 2037	244,633	20,794
Ser. 386, Class 6, IO, 6s, 2037	380,650	31,898
Ser. 383, Class 49, IO, 6s, 2037	183,729	18,392
Ser. 383, Class 51, IO, 6s, 2037	189,358	18,923
Ser. 383, Class 53, IO, 6s, 2037	83,704	8,396
Ser. 383, Class 57, IO, 6s, 2037	116,263	14,961
Ser. 383, Class 100, IO, 6s, 2022	74,081	5,715
Ser. 383, Class 98, IO, 6s, 2022	196,719	17,268
Ser. 383, Class 99, IO, 6s, 2022	86,125	7,384
IFB Ser. 07-106, Class SM, IO,
5.989s, 2037	2,598,457	199,549
IFB Ser. 08-3, Class SC, IO,
5.979s, 2038	1,716,222	160,963
IFB Ser. 07-109, Class XI, IO,
5.979s, 2037	767,481	68,018
IFB Ser. 07-109, Class YI, IO,
5.979s, 2037	937,956	71,325
IFB Ser. 07-W8, Class 2A2, IO,
5.979s, 2037	1,885,826	131,389

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-88, Class JI, IO,
5.979s, 2037	$1,129,824	$84,587
IFB Ser. 06-79, Class SH, IO,
5.979s, 2036	1,825,138	190,849
IFB Ser. 07-54, Class KI, IO,
5.969s, 2037	479,879	33,864
IFB Ser. 07-30, Class JS, IO,
5.969s, 2037	1,740,582	135,939
IFB Ser. 07-30, Class LI, IO,
5.969s, 2037	1,849,478	157,298
IFB Ser. 07-W2, Class 1A2, IO,
5.959s, 2037	839,663	58,106
IFB Ser. 07-106, Class SN, IO,
5.939s, 2037	1,107,603	83,654
IFB Ser. 07-54, Class IA, IO,
5.939s, 2037	859,423	62,753
IFB Ser. 07-54, Class IB, IO,
5.939s, 2037	859,423	62,753
IFB Ser. 07-54, Class IC, IO,
5.939s, 2037	859,423	62,753
IFB Ser. 07-54, Class ID, IO,
5.939s, 2037	859,423	62,753
IFB Ser. 07-54, Class IE, IO,
5.939s, 2037	859,423	62,753
IFB Ser. 07-54, Class IF, IO,
5.939s, 2037	1,384,345	117,240
IFB Ser. 07-54, Class NI, IO,
5.939s, 2037	843,599	60,391
IFB Ser. 07-54, Class UI, IO,
5.939s, 2037	1,292,283	64,420
IFB Ser. 07-91, Class AS, IO,
5.929s, 2037	738,234	56,770
IFB Ser. 07-91, Class HS, IO,
5.929s, 2037	793,046	64,962
IFB Ser. 07-15, Class CI, IO,
5.909s, 2037	3,080,788	223,517
IFB Ser. 06-115, Class JI, IO,
5.909s, 2036	2,239,610	174,914
IFB Ser. 07-109, Class PI, IO,
5.879s, 2037	1,161,491	82,552
IFB Ser. 06-123, Class LI, IO,
5.849s, 2037	1,493,878	112,922
IFB Ser. 08-1, Class NI, IO,
5.779s, 2037	1,881,365	125,863
IFB Ser. 08-10, Class GI, IO,
5.759s, 2038	1,107,830	67,112
IFB Ser. 08-13, Class SA, IO,
5.749s, 2038	5,227,164	386,946
IFB Ser. 07-39, Class AI, IO,
5.649s, 2037	1,605,369	120,563
IFB Ser. 07-32, Class SD, IO,
5.639s, 2037	1,022,037	79,088
IFB Ser. 07-30, Class UI, IO,
5.629s, 2037	835,304	56,378

90

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-32, Class SC, IO,
5.629s, 2037	$1,464,313	$100,840
IFB Ser. 07-1, Class CI, IO,
5.629s, 2037	972,627	66,153
IFB Ser. 05-74, Class SE, IO,
5.629s, 2035	983,664	67,001
IFB Ser. 05-14, Class SE, IO,
5.579s, 2035	653,631	43,891
Ser. 383, Class 18, IO, 5 1/2s, 2038	716,182	68,037
Ser. 383, Class 19, IO, 5 1/2s, 2038	652,596	61,997
Ser. 383, Class 25, IO, 5 1/2s, 2038	111,629	10,882
Ser. 386, Class 4, IO, 5 1/2s, 2037	161,852	19,096
Ser. 386, Class 5, IO, 5 1/2s, 2037	103,260	13,230
Ser. 383, Class 15, IO, 5 1/2s, 2037	99,123	10,783
Ser. 383, Class 4, IO, 5 1/2s, 2037	999,536	94,956
Ser. 383, Class 5, IO, 5 1/2s, 2037	634,924	60,318
Ser. 383, Class 6, IO, 5 1/2s, 2037	570,549	54,202
Ser. 383, Class 7, IO, 5 1/2s, 2037	561,791	53,370
Ser. 383, Class 8, IO, 5 1/2s, 2037	228,344	21,693
Ser. 383, Class 9, IO, 5 1/2s, 2037	218,072	20,717
Ser. 383, Class 20, IO, 5 1/2s, 2037	405,106	39,498
Ser. 383, Class 21, IO, 5 1/2s, 2037	383,317	37,373
Ser. 383, Class 22, IO, 5 1/2s, 2037	259,463	25,298
Ser. 383, Class 23, IO, 5 1/2s, 2037	233,869	22,802
Ser. 383, Class 24, IO, 5 1/2s, 2037	162,997	16,639
Ser. 383, Class 26, IO, 5 1/2s, 2037	120,351	13,420
Ser. 383, Class 95, IO, 5 1/2s, 2022	313,219	24,274
Ser. 383, Class 97, IO, 5 1/2s, 2022	131,776	10,085
Ser. 383, Class 94, IO, 5 1/2s, 2022	159,066	16,993
Ser. 383, Class 96, IO, 5 1/2s, 2022	170,398	14,111
IFB Ser. 08-1, Class BI, IO,
5.439s, 2038	2,636,915	168,090
IFB Ser. 07-75, Class ID, IO,
5.399s, 2037	1,255,249	83,392
Ser. 383, Class 2, IO, 5s, 2037	107,759	15,142
Ser. 383, Class 92, IO, 5s, 2022	137,574	14,457
Ser. 383, Class 93, IO, 5s, 2022	83,241	6,417
Ser. 03-W17, Class 12, IO,
1.148s, 2033	1,615,841	42,967
Ser. 00-T6, IO, 0.769s, 2030	2,611,653	51,299
Ser. 03-W10, Class 3A, IO,
0.661s, 2043	2,799,788	26,155
Ser. 03-W10, Class 1A, IO,
0.618s, 2043	2,373,003	18,277
Ser. 02-T18, IO, 0.513s, 2042	4,420,377	54,363
Ser. 06-56, Class XF, zero %, 2036	75,092	70,908
Ser. 99-51, Class N, Principal only
(PO), zero %, 2029	48,021	40,125
Ser. 07-15, Class IM, IO,
zero %, 2009	828,276	622

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Fannie Mae
Ser. 07-16, Class TS, IO,
zero %, 2009	$3,444,843	$2,793
FRB Ser. 05-91, Class EF,
zero %, 2035	59,959	56,894
FRB Ser. 06-54, Class CF,
zero %, 2035	99,561	96,454
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO,
7.629s, 2043	553,345	71,935
Ser. T-58, Class 4A, 7 1/2s, 2043	2,261	2,353
Ser. T-57, Class 1AX, IO,
0.45s, 2043	1,282,789	11,726
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class X, IO, 1.314s, 2020	4,209,178	102,956
First Chicago Lennar Trust 144A
Ser. 97-CHL1, Class E, 8.012s, 2039	236,519	234,154
First Union Commercial Mortgage
Trust 144A Ser. 99-C1, Class G,
5.35s, 2035	351,000	34,901
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class G, 7 1/2s, 2029	447,000	201,150
Freddie Mac
IFB Ser. 3393, Class JS,
24.264s, 2032	497,997	534,949
IFB Ser. 3182, Class PS,
23.82s, 2032	281,521	343,255
IFB Ser. 3182, Class SP,
23.82s, 2032	330,007	357,405
IFB Ser. 3081, Class DC,
23.782s, 2035	316,940	363,063
IFB Ser. 3211, Class SI, IO,
22.641s, 2036	309,094	130,410
IFB Ser. 3114, Class GK,
21.62s, 2036	221,420	257,381
IFB Ser. 2979, Class AS,
19.892s, 2034	140,046	152,723
IFB Ser. 3149, Class SU,
16.376s, 2036	309,402	329,031
IFB Ser. 3065, Class DC,
16.275s, 2035	520,303	553,093
IFB Ser. 3012, Class FS,
13.888s, 2035	411,076	422,891
IFB Ser. 3184, Class SP, IO,
6.155s, 2033	1,524,839	123,369
IFB Ser. 239, IO, 6.005s, 2036	1,638,467	96,424
IFB Ser. 2882, Class LS, IO,
6.005s, 2034	492,195	40,284
IFB Ser. 3203, Class SH, IO,
5.945s, 2036	874,469	72,384
IFB Ser. 2594, Class SE, IO,
5.855s, 2030	276,050	16,343

91

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 2828, Class TI, IO,
5.855s, 2030	$435,683	$35,308
IFB Ser. 3397, Class GS, IO,
5.805s, 2037	686,765	58,453
IFB Ser. 3297, Class BI, IO,
5.565s, 2037	2,777,656	218,365
IFB Ser. 3287, Class SD, IO,
5.555s, 2037	978,762	76,196
IFB Ser. 3281, Class BI, IO,
5.555s, 2037	491,593	41,069
IFB Ser. 3281, Class CI, IO,
5.555s, 2037	485,882	39,821
IFB Ser. 3249, Class SI, IO,
5.555s, 2036	435,817	47,481
IFB Ser. 3028, Class ES, IO,
5.555s, 2035	1,451,568	122,904
IFB Ser. 3042, Class SP, IO,
5.555s, 2035	733,331	70,174
IFB Ser. 3045, Class DI, IO,
5.535s, 2035	2,691,190	197,523
IFB Ser. 3236, Class ES, IO,
5.505s, 2036	84,953	6,998
IFB Ser. 3136, Class NS, IO,
5.505s, 2036	644,866	50,935
IFB Ser. 2950, Class SM, IO,
5.505s, 2016	359,739	32,569
IFB Ser. 3256, Class S, IO,
5.495s, 2036	1,678,027	139,444
IFB Ser. 3031, Class BI, IO,
5.495s, 2035	468,896	43,305
IFB Ser. 3370, Class TS, IO,
5.475s, 2037	3,173,664	272,985
IFB Ser. 3244, Class SB, IO,
5.465s, 2036	702,235	59,398
IFB Ser. 3244, Class SG, IO,
5.465s, 2036	818,760	62,715
IFB Ser. 3236, Class IS, IO,
5.455s, 2036	1,376,418	103,231
IFB Ser. 3033, Class SG, IO,
5.455s, 2035	767,534	63,634
IFB Ser. 3114, Class TS, IO,
5.455s, 2030	2,732,728	218,274
IFB Ser. 3128, Class JI, IO,
5.435s, 2036	290,910	23,447
IFB Ser. 3240, Class S, IO,
5.425s, 2036	2,571,989	186,449
IFB Ser. 3229, Class BI, IO,
5.425s, 2036	91,538	6,844
IFB Ser. 3153, Class JI, IO,
5.425s, 2036	1,288,677	94,202
IFB Ser. 3065, Class DI, IO,
5.425s, 2035	360,557	32,114
IFB Ser. 3145, Class GI, IO,
5.405s, 2036	238,503	19,820

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3218, Class AS, IO,
5.385s, 2036	$921,004	$66,080
IFB Ser. 3221, Class SI, IO,
5.385s, 2036	1,113,501	80,221
IFB Ser. 3424, Class XI, IO,
5 3/8s, 2036	1,847,670	152,381
IFB Ser. 3202, Class PI, IO,
5.345s, 2036	3,095,330	226,847
IFB Ser. 3355, Class MI, IO,
5.305s, 2037	780,369	58,798
IFB Ser. 3201, Class SG, IO,
5.305s, 2036	1,420,325	130,187
IFB Ser. 3203, Class SE, IO,
5.305s, 2036	1,272,444	110,664
IFB Ser. 3238, Class LI, IO,
5.295s, 2036	938,273	74,443
IFB Ser. 3171, Class PS, IO,
5.29s, 2036	1,186,971	94,245
IFB Ser. 3152, Class SY, IO,
5.285s, 2036	2,302,721	208,834
IFB Ser. 3366, Class SA, IO,
5.255s, 2037	1,724,772	128,849
IFB Ser. 3284, Class BI, IO,
5.255s, 2037	810,701	62,501
IFB Ser. 3260, Class SA, IO,
5.255s, 2037	842,405	55,730
IFB Ser. 3199, Class S, IO,
5.255s, 2036	2,083,421	165,653
IFB Ser. 3284, Class LI, IO,
5.245s, 2037	2,503,551	177,181
IFB Ser. 3281, Class AI, IO,
5.235s, 2037	3,130,692	256,498
IFB Ser. 3311, Class EI, IO,
5.215s, 2037	955,087	71,849
IFB Ser. 3311, Class IA, IO,
5.215s, 2037	1,315,770	111,340
IFB Ser. 3311, Class IB, IO,
5.215s, 2037	1,315,770	111,340
IFB Ser. 3311, Class IC, IO,
5.215s, 2037	1,315,770	111,340
IFB Ser. 3311, Class ID, IO,
5.215s, 2037	1,315,770	111,340
IFB Ser. 3311, Class IE, IO,
5.215s, 2037	1,980,051	167,552
IFB Ser. 3311, Class PI, IO,
5.215s, 2037	1,245,871	94,308
IFB Ser. 3375, Class MS, IO,
5.205s, 2037	4,900,668	365,021
IFB Ser. 3240, Class GS, IO,
5.185s, 2036	1,553,070	124,215
IFB Ser. 3257, Class SI, IO,
5 1/8s, 2036	673,575	50,496
IFB Ser. 3225, Class JY, IO,
5.095s, 2036	2,941,221	200,656

92

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3416, Class BI, IO,
5.055s, 2038	$3,654,936	$270,747
IFB Ser. 3339, Class TI, IO,
4.945s, 2037	1,925,275	149,709
IFB Ser. 3284, Class CI, IO,
4.925s, 2037	3,917,204	263,036
IFB Ser. 3016, Class SQ, IO,
4.915s, 2035	961,854	53,285
IFB Ser. 3397, Class SQ, IO,
4.775s, 2037	1,846,492	123,719
IFB Ser. 3226, Class YS, IO,
4.655s, 2036	2,691,986	57,089
IFB Ser. 3424, Class UI, IO,
4.565s, 2037	1,281,879	78,947
Ser. 3292, Class OA, PO,
zero %, 2037	103,361	81,790
Ser. 3300, PO, zero %, 2037	534,294	451,478
Ser. 3226, Class YI, IO, zero %, 2036	2,691,986	13,821
Ser. 3139, Class CO, PO,
zero %, 2036	73,630	66,900
Ser. 2587, Class CO, PO,
zero %, 2032	175,720	156,292
FRB Ser. 3345, Class TY,
zero %, 2037	159,153	157,810
FRB Ser. 3326, Class XF,
zero %, 2037	128,796	119,998
FRB Ser. 3235, Class TP,
zero %, 2036	55,261	52,702
FRB Ser. 3283, Class KF,
zero %, 2036	64,719	64,651
FRB Ser. 3226, Class YW,
zero %, 2036	250,682	236,474
FRB Ser. 3332, Class UA,
zero %, 2036	65,625	65,802
FRB Ser. 3251, Class TC,
zero %, 2036	633,872	582,643
FRB Ser. 3130, Class JF,
zero %, 2036	239,548	221,242
FRB Ser. 3326, Class WF,
zero %, 2035	127,547	112,649
FRB Ser. 3030, Class EF,
zero %, 2035	66,957	60,241
FRB Ser. 3412, Class UF,
zero %, 2035	351,724	320,651
FRB Ser. 2980, Class TY,
zero %, 2035	34,531	32,383
FRB Ser. 3112, Class XM,
zero %, 2034	41,019	39,536
GE Capital Commercial
Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.513s, 2033	134,000	95,366
Ser. 00-1, Class G, 6.131s, 2033	468,000	93,600

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

GMAC Commercial Mortgage
Securities, Inc. 144A Ser. 99-C3,
Class G, 6.974s, 2036	$418,345	$125,504
Government National
Mortgage Association
IFB Ser. 07-41, Class SA,
37.155s, 2037	91,717	113,962
IFB Ser. 07-51, Class SP,
36.435s, 2037	79,163	97,127
IFB Ser. 05-66, Class SP,
17.367s, 2035	306,205	317,285
Ser. 07-17, Class CI, IO,
7 1/2s, 2037	544,879	50,401
IFB Ser. 08-29, Class SA, IO,
7.273s, 2038	5,582,845	416,380
IFB Ser. 07-2, Class SA, IO,
6.873s, 2037	136,076	9,848
IFB Ser. 06-69, Class SI, IO,
6.873s, 2036	1,077,510	79,875
IFB Ser. 06-61, Class SM, IO,
6.873s, 2036	1,846,942	136,612
IFB Ser. 06-62, Class SI, IO,
6.873s, 2036	892,791	61,957
IFB Ser. 07-1, Class SL, IO,
6.853s, 2037	396,269	28,822
IFB Ser. 07-1, Class SM, IO,
6.843s, 2037	396,269	28,772
IFB Ser. 06-62, Class SA, IO,
6.833s, 2036	1,276,090	92,135
IFB Ser. 06-64, Class SB, IO,
6.833s, 2036	1,284,046	97,341
IFB Ser. 05-68, Class PU, IO,
6.793s, 2032	931,633	91,664
IFB Ser. 08-42, Class AI, IO,
6.65s, 2038	6,490,561	600,091
IFB Ser. 07-49, Class NY, IO,
6.593s, 2035	2,842,904	200,757
IFB Ser. 07-26, Class SG, IO,
6.343s, 2037	1,354,397	83,228
IFB Ser. 07-9, Class BI, IO,
6.313s, 2037	2,499,519	159,444
IFB Ser. 07-31, Class CI, IO,
6.303s, 2037	678,426	46,610
IFB Ser. 07-25, Class SA, IO,
6.293s, 2037	904,591	58,523
IFB Ser. 07-25, Class SB, IO,
6.293s, 2037	1,835,084	116,051
IFB Ser. 07-22, Class S, IO,
6.293s, 2037	767,757	59,360
IFB Ser. 07-11, Class SA, IO,
6.293s, 2037	740,495	54,243
IFB Ser. 07-14, Class SB, IO,
6.293s, 2037	710,503	44,384
IFB Ser. 06-69, Class SA, IO,
6.293s, 2036	2,058,835	146,947

93

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 05-84, Class AS, IO,
6.293s, 2035	$2,591,882	$212,008
IFB Ser. 07-40, Class SB, IO,
6.243s, 2037	2,083,186	132,543
IFB Ser. 07-40, Class SC, IO,
6.243s, 2037	111,122	7,070
IFB Ser. 07-40, Class SD, IO,
6.243s, 2037	111,122	7,070
IFB Ser. 07-40, Class SE, IO,
6.243s, 2037	111,122	7,070
IFB Ser. 07-42, Class SC, IO,
6.243s, 2037	216,650	13,369
IFB Ser. 07-51, Class SJ, IO,
6.243s, 2037	956,485	73,104
IFB Ser. 07-53, Class SY, IO,
6.228s, 2037	2,602,026	200,882
IFB Ser. 07-58, Class PS, IO,
6.193s, 2037	772,269	57,624
IFB Ser. 07-41, Class SM, IO,
6.193s, 2037	317,039	20,798
IFB Ser. 07-41, Class SN, IO,
6.193s, 2037	323,539	21,224
IFB Ser. 04-88, Class S, IO,
6.193s, 2032	1,311,208	83,417
IFB Ser. 07-40, Class SG, IO,
6.173s, 2037	246,916	15,067
IFB Ser. 07-59, Class PS, IO,
6.163s, 2037	752,315	53,925
IFB Ser. 07-59, Class SP, IO,
6.163s, 2037	259,549	18,897
IFB Ser. 04-59, Class SC, IO,
6.16s, 2034	582,710	50,208
IFB Ser. 04-26, Class IS, IO,
6.16s, 2034	1,084,491	86,319
IFB Ser. 06-38, Class SG, IO,
6.143s, 2033	2,766,040	148,204
IFB Ser. 07-45, Class QA, IO,
6.133s, 2037	216,617	12,585
IFB Ser. 07-53, Class SG, IO,
6.093s, 2037	532,971	34,905
IFB Ser. 07-45, Class QB, IO,
6.093s, 2037	216,617	12,455
IFB Ser. 07-51, Class SG, IO,
6.073s, 2037	4,555,468	300,573
IFB Ser. 07-47, Class SA, IO,
6.06s, 2036	1,497,447	137,942
IFB Ser. 08-3, Class SA, IO,
6.043s, 2038	1,651,868	93,033
IFB Ser. 07-79, Class SY, IO,
6.043s, 2037	3,282,348	207,116
IFB Ser. 07-64, Class AI, IO,
6.043s, 2037	3,580,043	208,072
IFB Ser. 07-53, Class ES, IO,
6.043s, 2037	758,953	45,011

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 08-2, Class SB, IO,
6.013s, 2038	$4,648,521	$273,273
IFB Ser. 07-10, Class SB, IO,
6.013s, 2037	5,918,942	340,221
IFB Ser. 08-4, Class SA, IO,
6.009s, 2038	9,047,071	528,856
IFB Ser. 07-9, Class DI, IO,
6.003s, 2037	1,271,157	82,067
IFB Ser. 07-57, Class QA, IO,
5.993s, 2037	1,869,393	95,806
IFB Ser. 07-58, Class SA, IO,
5.993s, 2037	1,169,531	68,918
IFB Ser. 07-58, Class SC, IO,
5.993s, 2037	1,366,190	74,717
IFB Ser. 07-59, Class SA, IO,
5.993s, 2037	5,560,382	310,603
IFB Ser. 07-61, Class SA, IO,
5.993s, 2037	998,271	51,491
IFB Ser. 07-53, Class SC, IO,
5.993s, 2037	831,080	46,341
IFB Ser. 07-59, Class SC, IO,
5.993s, 2037	298,854	18,066
IFB Ser. 06-26, Class S, IO,
5.993s, 2036	8,134,077	523,005
IFB Ser. 08-15, Class CI, IO,
5.983s, 2038	7,448,767	434,472
IFB Ser. 07-58, Class SD, IO,
5.983s, 2037	1,322,904	71,424
IFB Ser. 08-9, Class SK, IO,
5.973s, 2038	3,008,543	171,667
IFB Ser. 08-6, Class SC, IO,
5.968s, 2038	7,500,867	437,038
IFB Ser. 07-59, Class SD, IO,
5.963s, 2037	405,264	23,450
IFB Ser. 06-49, Class SA, IO,
5.953s, 2036	2,455,791	137,082
IFB Ser. 07-35, Class NY, IO,
5.86s, 2035	1,674,077	153,794
IFB Ser. 05-65, Class SI, IO,
5.843s, 2035	1,009,017	62,055
IFB Ser. 06-7, Class SB, IO,
5.813s, 2036	258,348	15,536
IFB Ser. 06-16, Class SX, IO,
5.783s, 2036	2,849,726	166,566
IFB Ser. 07-26, Class SD, IO,
5.76s, 2037	1,316,952	79,807
IFB Ser. 07-17, Class IB, IO,
5.743s, 2037	716,671	54,689
IFB Ser. 06-10, Class SM, IO,
5.743s, 2036	1,291,489	74,764
IFB Ser. 06-14, Class S, IO,
5.743s, 2036	1,131,336	65,263
IFB Ser. 05-57, Class PS, IO,
5.743s, 2035	1,817,219	183,831

94

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 06-11, Class ST, IO,
5.733s, 2036	$712,013	$40,805
IFB Ser. 07-27, Class SD, IO,
5.693s, 2037	659,451	54,104
IFB Ser. 07-19, Class SJ, IO,
5.693s, 2037	1,107,278	62,470
IFB Ser. 07-23, Class ST, IO,
5.693s, 2037	1,453,728	79,555
IFB Ser. 07-9, Class CI, IO,
5.693s, 2037	1,635,372	84,385
IFB Ser. 07-7, Class EI, IO,
5.693s, 2037	736,947	41,583
IFB Ser. 07-7, Class JI, IO,
5.693s, 2037	2,001,147	105,060
IFB Ser. 07-1, Class S, IO,
5.693s, 2037	1,523,945	86,261
IFB Ser. 07-3, Class SA, IO,
5.693s, 2037	1,458,008	82,270
IFB Ser. 05-17, Class S, IO,
5.673s, 2035	1,460,967	87,614
IFB Ser. 07-48, Class SB, IO,
5.61s, 2037	1,080,557	67,659
IFB Ser. 05-3, Class SN, IO,
5.593s, 2035	3,960,559	288,069
IFB Ser. 07-74, Class SI, IO,
5.53s, 2037	1,537,978	79,683
IFB Ser. 07-17, Class AI, IO,
5.51s, 2037	3,330,826	252,104
IFB Ser. 04-41, Class SG, IO,
5.493s, 2034	3,839,421	212,848
IFB Ser. 07-78, Class SA, IO,
5.49s, 2037	5,256,167	348,237
IFB Ser. 08-2, Class SM, IO,
5.46s, 2038	3,740,580	245,090
IFB Ser. 07-9, Class AI, IO,
5.46s, 2037	1,619,958	105,484
IFB Ser. 08-40, Class SA, IO,
5.36s, 2038	13,473,864	946,539
IFB Ser. 05-71, Class SA, IO,
5.32s, 2035	2,992,957	215,900
IFB Ser. 07-25, Class KS, IO,
5.16s, 2037	1,720,155	138,197
IFB Ser. 07-21, Class S, IO,
5.16s, 2037	74,654	4,404
IFB Ser. 07-31, Class AI, IO,
5.14s, 2037	959,306	71,128
IFB Ser. 07-62, Class S, IO,
5.11s, 2037	1,712,314	99,348
IFB Ser. 07-43, Class SC, IO,
5.06s, 2037	1,265,819	76,482
Ser. 99-31, Class MP, PO,
zero %, 2029	135,383	115,037
FRB Ser. 07-71, Class TA,
zero %, 2037	204,903	196,915

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

Government National
Mortgage Association
FRB Ser. 07-71, Class UC,
zero %, 2037	$63,871	$64,773
FRB Ser. 07-61, Class YC,
zero %, 2037	377,649	359,337
FRB Ser. 07-33, Class TB,
zero %, 2037	332,041	317,138
FRB Ser. 07-6, Class TD,
zero %, 2037	326,401	313,485
FRB Ser. 98-2, Class EA, PO,
zero %, 2028	45,297	37,440
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.799s, 2045	295,000	197,468
Ser. 06-GG6, Class A2, 5.506s, 2038	1,099,000	963,600
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035 (Cayman Islands)	59,493	1,190
HSI Asset Loan Obligation FRB
Ser. 07-AR1, Class 2A1, 6.129s, 2037	3,257,461	1,465,858
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 0.581s, 2037	299,666	202,614
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1,
6.281s, 2036	734,125	340,447
FRB Ser. 07-AR15, Class 1A1,
6.161s, 2037	1,831,140	787,390
FRB Ser. 07-AR9, Class 2A1,
5.921s, 2037	1,881,154	846,520
FRB Ser. 05-AR31, Class 3A1,
5.601s, 2036	3,294,295	1,745,976
FRB Ser. 07-AR11, Class 1A1,
5.584s, 2037	1,009,273	464,266
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1,
6.067s, 2036	1,163,117	591,925
FRB Ser. 06-A1, Class 5A1,
5.939s, 2036	1,306,709	627,220
FRB Ser. 06-A6, Class 1A1,
0.631s, 2036	1,141,969	496,142
JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class AM,
6.062s, 2051	540,000	234,240
FRB Ser. 07-LD12, Class A3,
5.99s, 2051	2,582,000	1,710,020
Ser. 07-CB20, Class A3,
5.863s, 2051	739,000	483,492
FRB Ser. 07-LD11, Class A3,
5.819s, 2049	368,000	219,319
Ser. 07-CB20, Class A4,
5.794s, 2051	157,000	111,569
Ser. 08-C2, Class X, IO,
0.483s, 2051	54,553,569	714,652

95

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 07-CB20,
Class X1, IO, 0.074s, 2051	$53,177,755	$446,693
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	199,915	90,680
Ser. 98-C4, Class J, 5.6s, 2035	379,000	291,554
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	804,000	611,429
Ser. 07-C7, Class XW, IO,
0.373s, 2045	51,578,174	728,758
LB-UBS Commercial Mortgage Trust
144A Ser. 07-C7, Class XCL, IO,
0.092s, 2045	21,774,253	174,518
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3,
37.253s, 2037	531,228	565,758
IFB Ser. 07-5, Class 8A2, IO,
7.249s, 2036	910,242	74,183
IFB Ser. 07-4, Class 3A2, IO,
6.729s, 2037	855,103	67,041
IFB Ser. 06-5, Class 2A2, IO,
6.679s, 2036	1,705,565	125,785
IFB Ser. 07-2, Class 2A13, IO,
6.219s, 2037	1,472,923	109,549
IFB Ser. 06-9, Class 2A2, IO,
6.149s, 2037	1,697,277	128,386
IFB Ser. 06-7, Class 2A4, IO,
6.079s, 2036	2,804,435	199,746
IFB Ser. 06-7, Class 2A5, IO,
6.079s, 2036	2,635,525	187,715
IFB Ser. 06-6, Class 1A2, IO,
6.029s, 2036	1,028,625	72,004
IFB Ser. 06-6, Class 1A3, IO,
6.029s, 2036	1,517,200	106,204
Mach One Commercial Mortgage
Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040
(Canada)	463,000	46,300
Ser. 04-1A, Class K, 5.45s, 2040
(Canada)	167,000	15,030
Ser. 04-1A, Class L, 5.45s, 2040
(Canada)	76,000	6,080
MASTR Adjustable Rate Mortgages
Trust FRB Ser. 04-13, Class 3A6,
3.788s, 2034	190,000	149,984
MASTR Alternative Loans Trust
Ser. 06-3, Class 1A1, 6 1/4s, 2036	1,160,949	624,373
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.124s, 2049	43,486,346	312,572
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1,
5.271s, 2035	278,430	206,038
Ser. 96-C2, Class JS, IO,
2.271s, 2028	817,099	28,656

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

Principal amount			Value

Merrill Lynch Mortgage Trust FRB
Ser. 07-C1, Class A3, 5.829s, 2050		$196,000	$127,234
Merrill Lynch/Countrywide
Commercial Mortgage Trust FRB
Ser. 07-8, Class A2, 5.92s, 2049		358,000	233,034
Mezz Cap Commercial Mortgage Trust
Ser. 07-C5, Class X, 4.506s, 2017		2,112,366	310,095
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		915,000	513,033
FRB Ser. 08-T29, Class A3,
6.28s, 2043		611,000	509,757
FRB Ser. 07-IQ14, Class AM,
5.691s, 2049		218,000	104,373
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		1,380,000	110,400
Ser. 07-HQ13, Class X1, IO,
0.671s, 2044		23,460,884	436,607
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.807s, 2035		810,692	437,773
Mortgage Capital Funding, Inc.
Ser. 97-MC2, Class X, IO, 1.73s, 2012		2,314	1
Permanent Master Issuer PLC FRB
Ser. 07-1, Class 4A, 4.833s, 2033
(United Kingdom)		953,000	847,217
PNC Mortgage Acceptance Corp.
144A Ser. 00-C1, Class J, 6 5/8s, 2010		157,000	45,199
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO,
6.219s, 2037		3,369,109	227,415
Ser. 07-A5, Class 2A3, 6s, 2037		2,592,779	1,426,028
Residential Mortgage Securities
144A FRB Ser. 20A, Class B1A,
5.151s, 2038 (United Kingdom)	GBP	68,960	10,057
SBA CMBS Trust 144A Ser. 05-1A,
Class E, 6.706s, 2035		$222,000	157,601
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)		133,000	73,150
Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)		158,000	80,580
Ser. 04-1A, Class M, 5s, 2018
(Cayman Islands)		143,000	70,070
Ser. 04-1A, Class N, 5s, 2018
(Cayman Islands)		137,000	56,170
Structured Adjustable Rate Mortgage
Loan Trust FRB Ser. 06-9, Class 1A1,
5.691s, 2036		878,515	436,952
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.779s, 2037		2,685,432	181,267
Ser. 07-4, Class 1A4, IO, 1s, 2037		2,880,424	97,466
Structured Asset Securities Corp.
144A Ser. 07-RF1, Class 1A, IO,
4.386s, 2037		3,800,109	228,007

96

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (36.9%)* continued

	Principal amount		Value

Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E,
7.166s, 2014 (Ireland)	GBP	165,399	$179,104
FRB Ser. 05-CT1A, Class D,
6.988s, 2014 (Ireland)	GBP	328,253	214,866
URSUS EPC 144A FRB Ser. 1-A,
Class D, 6.938s, 2012 (Ireland)	GBP	178,838	156,490
Wachovia Bank Commercial
Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$4,186,000	3,128,791
Ser. 07-C34, IO, 0.356s, 2046		14,080,106	220,072
Wachovia Bank Commercial Mortgage
Trust 144A FRB Ser. 05-WL5A,
Class L, 4.495s, 2018		363,000	217,800
Wells Fargo Mortgage Backed
Securities Trust Ser. 05-AR13,
Class 1A4, IO, 0.742s, 2035		6,999,792	76,564

Total collateralized mortgage obligations
(cost $131,709,134)			$111,348,646

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.7%)*

	Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)
Government National Mortgage
Association Pass-Through Certificates
6 1/2s, TBA, January 1, 2037		$2,000,000	$2,080,938
			2,080,938

U.S. Government Agency Mortgage Obligations (19.0%)
Federal National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, February 1, 2035		1,000,000	1,035,625
6 1/2s, TBA, January 1, 2037		6,000,000	6,235,313
6s, TBA, January 1, 2035		5,000,000	5,151,172
6s, TBA, January 1, 2022		1,000,000	1,038,594
5 1/2s, TBA, January 1, 2039		2,000,000	2,051,875
5 1/2s, TBA, January 1, 2022		1,000,000	1,030,234
5s, TBA, January 1, 2037		27,000,000	27,590,625
4 1/2s, TBA, February 1, 2035		6,000,000	6,060,000
4 1/2s, TBA, January 1, 2037		7,000,000	7,102,813
			57,296,251

Total U.S. government and agency
mortgage obligations (cost $59,002,501)			$59,377,189

CORPORATE BONDS AND NOTES (18.8%)*

	Principal amount		Value

Basic materials (1.1%)
Bayer AG jr. unsec. sub. bond FRB
5s, 2105 (Germany)	EUR	156,000	$162,221
Builders FirstSource, Inc. company
guaranty sr. sec. notes FRN
6.399s, 2012		$220,000	71,500

CORPORATE BONDS AND NOTES (18.8%)* continued

Principal amount			Value

Basic materials continued
Compass Minerals International, Inc.
sr. disc. notes Ser. B, 12s, 2013		$119,000	$119,298
Domtar Corp. company guaranty
Ser. *, 7 7/8s, 2011 (Canada)		120,000	102,000
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes 8 3/8s, 2017		619,000	509,128
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes 8 1/4s, 2015		311,000	267,460
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes FRN
7.084s, 2015		24,000	16,554
Georgia-Pacific Corp. debs.
9 1/2s, 2011		75,000	70,875
Georgia-Pacific Corp. notes
8 1/8s, 2011		40,000	37,600
Gerdau Ameristeel Corp. sr. notes
10 3/8s, 2011 (Canada)		305,000	308,050
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014		185,000	52,725
Huntsman International, LLC
company guaranty sr. unsec. sub. notes
7 7/8s, 2014		759,000	406,065
Momentive Performance Materials, Inc.
company guaranty sr. unsec. notes
9 3/4s, 2014		196,000	83,300
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		165,000	132,000
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014		100,000	82,000
NewPage Corp. company guaranty
10s, 2012		312,000	137,280
NewPage Holding Corp. sr. notes FRN
10.265s, 2013 ‡‡		71,051	10,658
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011 (Canada)		9,000	3,960
Novelis, Inc. company guaranty
7 1/4s, 2015		86,000	49,880
Rockwood Specialties Group, Inc.
company guaranty 7 5/8s, 2014	EUR	200,000	189,842
Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2015		$675,000	465,750
Steel Dynamics, Inc. 144A sr. notes
7 3/4s, 2016		133,000	92,103
Stone Container Corp. sr. notes
8 3/8s, 2012		310,000	51,150
			3,421,399

Capital goods (1.3%)
Alliant Techsystems, Inc. sr. sub. notes
6 3/4s, 2016		72,000	64,800
Berry Plastics Corp. company guaranty
sr. sec. notes FRN 9.503s, 2015		505,000	348,450

97

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (18.8%)* continued

Principal amount			Value

Capital goods continued
Bombardier, Inc. 144A sr. unsec.
notes FRN 7.37s, 2013 (Canada)	EUR	94,000	$92,876
Bombardier, Inc. 144A unsec.
notes 6 3/4s, 2012 (Canada)		$1,350,000	1,198,125
Crown Americas, LLC/Crown
Americas Capital Corp. sr. notes
7 5/8s, 2013		383,000	379,170
General Cable Corp. company
guaranty sr. unsec. notes FRN
6.258s, 2015		155,000	72,463
Hawker Beechcraft Acquisition Co., LLC
sr. sub. notes 9 3/4s, 2017		197,000	53,190
Hexcel Corp. sr. sub. notes
6 3/4s, 2015		55,000	41,800
L-3 Communications Corp. company
guaranty sr. unsec. sub. notes
6 1/8s, 2014		528,000	479,160
L-3 Communications Corp. sr. sub.
notes 5 7/8s, 2015		408,000	367,200
Legrand SA unsec. unsub. debs.
8 1/2s, 2025 (France)		469,000	410,248
Owens-Illinois, Inc. debs. 7 1/2s, 2010		79,000	78,210
Ryerson Tull, Inc. 144A sec. notes
12 1/4s, 2015		378,000	233,415
			3,819,107

Communication services (1.5%)
American Tower Corp. 144A sr. notes
7s, 2017		325,000	289,250
CCH I Holdings, LLC company
guaranty 12 1/8s, 2015		15,000	1,200
CCH II, LLC sr. unsec. notes
10 1/4s, 2010		47,000	21,620
CCH II, LLC sr. unsec. notes Ser. B,
10 1/4s, 2010		691,000	304,040
Cincinnati Bell, Inc. company guaranty
7s, 2015		442,000	338,130
Cricket Communications, Inc.
company guaranty 9 3/8s, 2014		195,000	175,500
Cricket Communications, Inc. 144A
company guaranty sr. notes 10s, 2015		500,000	457,500
CSC Holdings, Inc. sr. notes
6 3/4s, 2012		394,000	360,510
Digicel Group, Ltd. 144A sr. unsec.
notes 8 7/8s, 2015 (Jamaica)		200,000	130,000
Digicel, Ltd. 144A sr. unsec. unsub.
notes 9 1/4s, 2012 (Jamaica)		200,000	170,000
Inmarsat Finance PLC company guaranty
10 3/8s, 2012 (United Kingdom)		581,000	514,911
iPCS, Inc. company guaranty sr. sec.
notes FRN 5.318s, 2013		105,000	74,550
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		70,000	62,650

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount	Value

Communication services continued
PAETEC Holding Corp. company
guaranty sr. unsec. unsub. notes
9 1/2s, 2015	$110,000	$65,450
Qwest Communications
International, Inc. company guaranty
7 1/2s, 2014	273,000	195,195
Qwest Corp. sr. unsec. notes
7 1/2s, 2014	55,000	45,650
Qwest Corp. sr. unsec. unsub. notes
8 7/8s, 2012	947,000	875,975
Qwest Corp. sr. unsec. unsub. notes
7 1/4s, 2025	148,000	99,160
Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012	290,000	261,000
West Corp. company guaranty
9 1/2s, 2014	95,000	52,250
		4,494,541

Consumer cyclicals (3.7%)
Affinity Group, Inc. sr. sub. notes
9s, 2012	445,000	249,200
AMC Entertainment, Inc. company
guaranty 11s, 2016	208,000	145,340
AMC Entertainment, Inc. sr. sub. notes
8s, 2014	171,000	105,165
Avis Budget Car Rental, LLC
company guaranty 7 3/4s, 2016	205,000	59,450
Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	130,000	15,600
Boyd Gaming Corp. sr. sub. notes
6 3/4s, 2014	121,000	76,230
CanWest Media, Inc. company
guaranty 8s, 2012 (Canada)	238,256	104,833
Cenveo Corp. 144A company
guaranty sr. unsec. notes 10 1/2s, 2016	220,000	127,600
Cinemark, Inc. sr. disc. notes
stepped-coupon zero % (9 3/4s,
3/15/09), 2014 ††	21,000	16,984
Clear Channel Communications, Inc.
sr. unsec. notes 7.65s, 2010	531,000	307,980
Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	49,000	5,880
D.R. Horton, Inc. company guaranty
8s, 2009	172,000	170,710
D.R. Horton, Inc. company guaranty
sr. unsub. notes 5s, 2009	236,000	234,820
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	640,000	512,000
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	860,000	793,350
DirecTV Holdings, LLC company
guaranty sr. unsec. notes 7 5/8s, 2016	110,000	106,700
Echostar DBS Corp. company
guaranty 6 5/8s, 2014	1,506,000	1,257,510
FelCor Lodging LP company guaranty
8 1/2s, 2011 (R)	427,000	315,980

98

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount	Value

Consumer cyclicals continued
Ford Motor Credit Co., LLC sr. notes
9 7/8s, 2011	$503,000	$379,765
Ford Motor Credit Co., LLC sr. unsec.
notes 9 3/4s, 2010	316,000	259,120
Ford Motor Credit Co., LLC unsec.
notes 7 3/8s, 2009	139,000	122,073
Grupo Televisa SA sr. unsec. notes 6s,
2018 (Mexico)	265,000	222,839
Hanesbrands, Inc. company guaranty
sr. unsec. notes FRN Ser. B,
5.698s, 2014	45,000	31,725
Host Marriott LP sr. notes Ser. M,
7s, 2012 (R)	615,000	521,213
Jostens IH Corp. company guaranty
7 5/8s, 2012	454,000	372,280
K. Hovnanian Enterprises, Inc.
company guaranty sr. sec. notes
11 1/2s, 2013	177,000	134,520
Lamar Media Corp. sr. unsec. sub.
notes Ser. C, 6 5/8s, 2015	140,000	101,150
Levi Strauss & Co. sr. unsec. notes
8 7/8s, 2016	205,000	139,400
Levi Strauss & Co. sr. unsec. unsub.
notes 9 3/4s, 2015	502,000	371,480
Liberty Media, LLC sr. notes 5.7s, 2013	116,000	76,047
Liberty Media, LLC sr. unsec. notes
7 7/8s, 2009	139,000	135,610
Mashantucket Western Pequot Tribe
144A bonds 8 1/2s, 2015	320,000	125,600
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	90,000	45,000
Meritage Homes Corp. sr. notes
7s, 2014	32,000	18,240
MGM Mirage, Inc. company guaranty
8 1/2s, 2010	395,000	331,800
MGM Mirage, Inc. company guaranty
6s, 2009	881,000	841,355
Nielsen Finance LLC/Nielsen Finance Co.
company guaranty 10s, 2014	137,000	109,600
Nielsen Finance LLC/Nielsen Finance Co.
company guaranty stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 ††	318,000	115,275
NTK Holdings, Inc. sr. disc. notes
stepped-coupon zero % (10 3/4s,
9/1/09), 2014 ††	87,000	18,705
Oxford Industries, Inc. sr. notes
8 7/8s, 2011	390,000	294,450
Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes
7 1/2s, 2015	240,000	139,200
Pinnacle Entertainment, Inc. sr. sub.
notes 8 1/4s, 2012	251,000	190,760
Pulte Homes, Inc. company guaranty
7 7/8s, 2011	608,000	525,920

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount	Value

Consumer cyclicals continued
Quebecor Media, Inc. sr. unsec. notes
Ser. *, 7 3/4s, 2016 (Canada)	$60,000	$40,500
Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014	55,000	32,450
Station Casinos, Inc. sr. notes 6s, 2012	290,000	58,000
Tenneco, Inc. sr. unsec. notes company
guaranty 8 1/8s, 2015	310,000	142,600
THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sec. notes 10s, 2013	108,000	73,440
THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	214,000	49,220
Toll Brothers, Inc. company guaranty
sr. unsec. sub. notes 8 1/4s, 2011	590,000	542,800
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s, 2015 (In default)	166,000	21,995
Vertis, Inc. company guaranty sr. notes
zero %, 2014 (F) ‡‡	154,511	12,361
Young Broadcasting, Inc. company
guaranty 10s, 2011	177,000	1,770
Young Broadcasting, Inc. sr. sub. notes
8 3/4s, 2014	61,000	610
		11,204,205

Consumer staples (0.5%)
Archibald Candy Corp. company
guaranty 10s, 2009 (In default) (F) †	79,400	1,226
Del Monte Corp. sr. sub. notes
8 5/8s, 2012	470,000	455,900
Prestige Brands, Inc. sr. sub. notes
9 1/4s, 2012	262,000	241,040
Rite Aid Corp. company guaranty
9 1/2s, 2017	201,000	69,848
Rite Aid Corp. sec. notes 7 1/2s, 2017	230,000	149,500
Sara Lee Corp. sr. unsec. unsub. notes
6 1/4s, 2011	250,000	247,485
United Rentals NA, Inc. company
guaranty 6 1/2s, 2012	334,000	263,860
		1,428,859

Energy (3.1%)
Arch Western Finance, LLC sr. notes
6 3/4s, 2013	1,110,000	965,700
Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017	235,000	47,000
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013	903,000	776,580
Complete Production Services, Inc.
company guaranty 8s, 2016	380,000	239,400
Comstock Resources, Inc. sr. notes
6 7/8s, 2012	420,000	323,400
Connacher Oil and Gas, Ltd. 144A
sec. notes 10 1/4s, 2015 (Canada)	175,000	70,000
Denbury Resources, Inc. sr. sub. notes
7 1/2s, 2015	235,000	166,850

99

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (18.8%)* continued

Principal amount			Value

Energy continued
Dong Energy A/S jr. unsec. sub.
notes FRN 5 1/2s, 2035 (Denmark)	EUR	156,000	$170,206
El Paso Natural Gas Co. debs.
8 5/8s, 2022		$160,000	144,164
Forest Oil Corp. sr. notes 8s, 2011		465,000	424,313
Gaz Capital for Gazprom 144A
sr. unsec. notes 7.288s, 2037
(Luxembourg)		240,000	141,600
Gaz Capital SA sr. unsec. notes 7.288s,
2037 (Luxembourg)		335,000	197,650
Gaz Capital SA 144A company
guaranty sr. unsec. bond 8.146s,
2018 (Luxembourg)		149,000	105,896
Gaz Capital SA 144A company
guaranty sr. unsec. bond 7.343s,
2013 (Luxembourg)		129,000	102,056
Gaz Capital SA 144A sr. unsec. 6.51s,
2022 (Luxembourg)		207,000	123,165
Harvest Operations Corp. sr. notes
7 7/8s, 2011 (Canada)		456,000	328,320
Helix Energy Solutions Group, Inc.
144A sr. unsec. notes 9 1/2s, 2016		325,000	172,250
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014		395,000	256,750
Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes
8 3/8s, 2014		150,000	99,000
Lukoil International Finance 144A
company guaranty 6.656s, 2022
(Netherlands)		430,000	249,400
Lukoil International Finance 144A
company guaranty 6.356s, 2017
(Netherlands)		180,000	112,500
Newfield Exploration Co. sr. sub.
notes 6 5/8s, 2014		294,000	241,080
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013		245,000	176,400
Oslo Seismic Services, Inc. 1st mtge.
8.28s, 2011		228,026	233,496
Pacific Energy Partners/Pacific Energy
Finance Corp. sr. notes 7 1/8s, 2014		290,000	253,296
Peabody Energy Corp. company
guaranty 7 3/8s, 2016		620,000	582,800
Pemex Finance, Ltd. bonds 9.69s,
2009 (Cayman Islands)		115,500	116,214
Pemex Project Funding Master Trust
144A company guaranty 6 5/8s, 2035		380,000	321,670
Pemex Project Funding Master Trust
144A company guaranty 5 3/4s, 2018		480,000	423,600
Pemex Project Funding Master Trust
144A notes 6 5/8s, 2038		75,000	62,438
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013		120,000	97,200
PetroHawk Energy Corp. 144A
sr. unsec. unsub. notes 7 7/8s, 2015		100,000	74,000

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount		Value

Energy continued
Petroleum Co. of Trinidad & Tobago
Ltd. 144A sr. unsec. notes 6s,
2022 (Trinidad)		$650,000	$532,461
Petroleum Development Corp.
company guaranty sr. unsec. notes
12s, 2018		205,000	128,125
Petroplus Finance, Ltd. company
guaranty 6 3/4s, 2014 (Bermuda)		270,000	171,450
Plains Exploration & Production Co.
company guaranty 7 3/4s, 2015		60,000	45,300
Plains Exploration & Production Co.
company guaranty 7s, 2017		60,000	41,100
Pride International, Inc. sr. unsec. notes
7 3/8s, 2014		420,000	390,600
SandRidge Energy, Inc. sr. notes
8s, 2018		290,000	160,950
Williams Cos., Inc. (The) sr. unsec.
notes 7 5/8s, 2019		320,000	250,000
			9,518,380

Financials (3.9%)
Banco Do Brasil 144A sr. unsec.
4.157s, 2017 (Cayman Islands)	BRL	393,000	129,820
Bosphorus Financial Services, Ltd.
144A sec. sr. notes FRN 3.949s,
2012 (Cayman Islands)		$883,188	751,806
GMAC, LLC 144A sr. unsec. unsub.
notes 7 3/4s, 2010		43,000	38,683
GMAC, LLC 144A sr. unsec. unsub.
notes 7s, 2012		44,000	35,134
GMAC, LLC 144A sr. unsec. unsub.
notes 6 7/8s, 2012		298,000	228,739
GMAC, LLC 144A sr. unsec. unsub.
notes 6 7/8s, 2011		44,000	36,063
GMAC, LLC 144A sr. unsec. unsub.
notes 6 5/8s, 2012		322,000	250,606
GMAC, LLC 144A sr. unsec. unsub.
notes FRN 6 4.403s, 2014		31,000	17,670
Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037		160,000	131,637
HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015		70,000	30,888
HUB International Holdings, Inc.
144A sr. unsec. unsub. notes 9s, 2014		50,000	30,563
HSBC Capital Funding LP/Jersey
Channel Islands company guaranty
sub. FRB 5.13s, 2049 (Jersey)	EUR	208,000	$203,536
iStar Financial, Inc. sr. unsec.
notes Ser. B, 4 7/8s, 2009 (R)		$80,000	72,600
JPMorgan Chase & Co. 144A
sr. unsec. FRN 6.46s, 2017		500,000	314,800
JPMorgan Chase & Co. 144A
sr. unsec. notes FRN 0.227s, 2011	RUB	18,000,000	415,440
JPMorgan Chase & Co. 144A unsec.
unsub. notes 0.159s, 2012	INR	14,000,000	254,363

100

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount		Value

Financials continued
Lender Processing Services, Inc.
company guaranty sr. unsec. unsub.
notes 8 1/8s, 2016		$749,000	$667,546
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015		105,000	84,263
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017		184,000	136,620
Liberty Mutual Insurance 144A notes
7.697s, 2097		480,000	318,925
Merrill Lynch & Co., Inc. notes FRN
Ser. MTN, 3.735s, 2011		265,000	234,677
Morgan Stanley sr. unsec. bonds
4.302s, 2017	BRL	1,360,000	361,733
RSHB Capital SA for OJSC Russian
Agricultural Bank notes 6.299s,
2017 (Luxembourg)		$495,000	282,150
RSHB Capital SA for OJSC Russian
Agricultural Bank sub. bonds FRB
6.97s, 2016 (Luxembourg)		250,000	145,708
Russian Agricultural Bank 144A
notes 7 3/4s, 2018 (Luxembourg)		370,000	238,650
Russian Agricultural Bank 144A
notes 7 1/8s, 2014 (Luxembourg)		370,000	247,900
UBS Luxembourg SA for Sberbank
unsec. sub. notes stepped-coupon
6.23s (7.429s, 2/11/10), 2015
(Luxembourg) ††		1,040,000	747,417
USI Holdings Corp. 144A sr. unsec.
notes FRN 6.024s, 2014		45,000	18,281
VTB Capital SA bonds 6 1/4s, 2035
(Luxembourg)		695,000	392,675
VTB Capital SA sr. notes 6 1/4s,
2035 (Luxembourg)		400,000	226,000
VTB Capital SA 144A notes 7 1/2s,
2011 (Luxembourg)		639,000	530,370
VTB Capital SA 144A notes 6 7/8s,
2018 (Luxembourg)		781,000	511,555
VTB Capital SA 144A sec. notes
6.609s, 2012 (Luxembourg)		3,676,000	2,533,132
VTB Capital SA (Vneshtorgbank) loan
participation notes stepped-coupon
6.315s (7.815s, 2/4/10), 2015
(Luxembourg) ††		1,950,000	1,175,967
			11,795,917

Health care (1.5%)
Community Health Systems, Inc.
company guaranty 8 7/8s, 2015		490,000	450,800
DaVita, Inc. company guaranty
6 5/8s, 2013		119,000	113,050
Elan Finance PLC/Elan Finance Corp.
company guaranty 7 3/4s, 2011
(Ireland)		165,000	98,175

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount	Value

Health care continued
HCA, Inc. sr. sec. notes 9 1/4s, 2016	$460,000	$422,050
HCA, Inc. sr. sec. notes 9 1/8s, 2014	205,000	190,138
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	164,000	100,040
HCA, Inc. sr. unsec. notes 5 3/4s, 2014	202,000	122,210
Omnicare, Inc. company guaranty
6 3/4s, 2013	170,000	144,500
Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	460,000	386,400
Select Medical Corp. company guaranty
7 5/8s, 2015	522,000	276,660
Service Corporation International
debs. 7 7/8s, 2013	63,000	56,149
Stewart Enterprises, Inc. sr. notes
6 1/4s, 2013	542,000	415,985
Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	225,000	117,000
Surgical Care Affiliates, Inc. 144A
sr. unsec. notes 8 7/8s, 2015 ‡‡	160,000	97,600
Tenet Healthcare Corp. sr. unsec.
notes 7 3/8s, 2013	325,000	231,563
Tenet Healthcare Corp. sr. unsec.
unsub. notes 6 3/8s, 2011	447,000	345,308
US Oncology, Inc. company guaranty
9s, 2012	395,000	359,450
Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	372,000	310,620
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	260,000	231,400
Ventas Realty LP/Capital Corp.
sr. notes 6 5/8s, 2014 (R)	135,000	102,600
		4,571,698

Technology (0.7%)
Advanced Micro Devices, Inc. sr. notes
7 3/4s, 2012	253,000	111,320
Ceridian Corp. 144A sr. unsec. notes
11 1/2s, 2015	227,000	120,594
Compucom Systems, Inc. sr. sub. notes
12 1/2s, 2015	125,000	84,375
Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2014	378,000	166,320
Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes
10 1/8s, 2016	278,000	113,980
Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes
9 1/8s, 2014 ‡‡	276,000	63,480
Iron Mountain, Inc. company guaranty
8 5/8s, 2013	160,000	150,400
Iron Mountain, Inc. company guaranty
6 5/8s, 2016	140,000	113,750

101

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount	Value

Technology continued
Iron Mountain, Inc. company guaranty
sr. unsec. sub. notes 8s, 2020	$440,000	$353,100
New ASAT Finance, Ltd. company
guaranty 9 1/4s, 2011 (Cayman Islands)	11,000	1,155
Nortel Networks, Ltd. company
guaranty sr. unsec. notes 10 3/4s,
2016 (Canada)	180,000	47,700
Nortel Networks, Ltd. company
guaranty sr. unsec. notes FRN 9.003s,
2011 (Canada)	195,000	48,750
Nortel Networks, Ltd. 144A sr. unsecd.
notes company guaranty 10 3/4s,
2016 (Canada)	438,000	116,070
Sanmina Corp. company guaranty
sr. unsec. sub. notes 6 3/4s, 2013	194,000	83,420
Sanmina Corp. sr. unsec. sub. notes
8 1/8s, 2016	303,000	118,170
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	256,000	221,440
Travelport LLC company guaranty
9 7/8s, 2014	141,000	52,875
Unisys Corp. sr. unsec. unsub. notes
12 1/2s, 2016	204,000	57,120
		2,024,019

Utilities and power (1.5%)
AES Corp. (The) sr. unsec. unsub.
notes 8s, 2017	105,000	86,100
AES Corp. (The) 144A sec. notes
8 3/4s, 2013	178,000	169,990
CMS Energy Corp. sr. notes
7 3/4s, 2010	155,000	152,618
Colorado Interstate Gas Co. debs.
6.85s, 2037	290,000	208,696
Edison Mission Energy sr. unsec. notes
7 3/4s, 2016	109,000	97,010
Edison Mission Energy sr. unsec. notes
7 1/2s, 2013	122,000	111,630
Edison Mission Energy sr. unsec. notes
7.2s, 2019	205,000	168,100
Edison Mission Energy sr. unsec. notes
7s, 2017	140,000	121,800
Ferrellgas LP/Finance sr. notes
6 3/4s, 2014	395,000	272,550
Ipalco Enterprises, Inc. 144A sr. sec.
notes 7 1/4s, 2016	95,000	77,900
Kinder Morgan, Inc. sr. notes
6 1/2s, 2012	1,182,000	995,835
NRG Energy, Inc. sr. notes 7 3/8s, 2016	170,000	158,100
Orion Power Holdings, Inc. sr. unsec.
notes 12s, 2010	550,000	550,000
PNM Resources, Inc. unsec. unsub.
notes 9 1/4s, 2015	208,000	166,400
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7.2s, 2011	150,000	140,634

CORPORATE BONDS AND NOTES (18.8%)* continued

	Principal amount		Value

Utilities and power continued
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7s, 2012		$255,000	$233,402
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2015		24,000	19,673
Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7 1/2s, 2017		127,000	112,025
Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7s, 2028		65,000	49,734
Transcontinental Gas Pipeline Corp.
sr. unsec. debs. 7 1/4s, 2026		350,000	319,427
Utilicorp United, Inc. sr. unsec. notes
7.95s, 2011		15,000	14,692
Vattenfall Treasury AB company
guaranty unsec. unsub. FRB 5 1/4s,
2049 (Sweden)	EUR	156,000	184,652
Williams Partners LP/Williams
Partners Finance Corp. sr. unsec.
notes 7 1/4s, 2017		$105,000	82,950
			4,493,918

Total corporate bonds and notes (cost $77,722,362)			$56,772,043

FOREIGN GOVERNMENT BONDS AND NOTES (11.8%)*

Units/Principal amount			Value

Argentina (Republic of ) bonds
zero %, 2013		$281,000	$84,862
Argentina (Republic of ) bonds
Ser. $V, 10 1/2s, 2012	ARS	1,080,000	108,000
Argentina (Republic of ) bonds FRB
3s, 2013		$2,362,000	774,773
Argentina (Republic of ) notes
Ser. $dis, 8.28s, 2033		977,737	244,434
Argentina (Republic of ) sr. unsec.
unsub. bonds zero %, 2015		614,000	162,710
Argentina (Republic of ) sr. unsec.
unsub. bonds FRB 3.127s, 2012		6,854,000	1,818,901
Banco Nacional de Desenvolvimento
Economico e Social 144A sr. unsec.
notes 6.369s, 2018		160,000	152,000
Brazil (Federal Republic of ) bonds
6s, 2017		740,000	700,551
Canada (Government of ) bonds
Ser. WL43, 5 3/4s, 2029	CAD	585,000	633,924
Colombia (Republic of ) notes
10s, 2012		$1,359,000	1,490,905
Colombia (Republic of ) unsec.
unsub. bonds 7 3/8s, 2037		510,000	451,350
Colombia (Republic of ) unsec.
unsub. bonds 7 3/8s, 2017		340,000	327,937
Ecuador (Republic of ) bonds
Ser. REGS, 12s, 2012 (In default)		1,460,232	329,341
Ecuador (Republic of ) regs notes
9 3/8s, 2015 (In default)		100,000	19,511

102

Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT BONDS AND NOTES (11.8%)* continued

Units/Principal amount			Value

Ghana (Republic of ) bonds
8 1/2s, 2017		$235,000	$93,413
Indonesia (Republic of ) 144A bonds
6 5/8s, 2037		575,000	367,063
Indonesia (Republic of ) 144A sr. unsec.
bonds 6 3/4s, 2014		280,000	234,601
Indonesia (Republic of ) 144A sr. unsec.
unsub. bonds 7 3/4s, 2038		550,000	456,500
Japan (Government of ) CPI Linked
bonds Ser. 12, 1.2s, 2017	JPY	281,395,200	2,654,717
Japan (Government of ) CPI Linked
bonds Ser. 8, 1s, 2016	JPY	1,686,325,200	15,925,499
Peru (Republic of ) bonds 8 3/4s, 2033		$575,000	644,000
Russia (Federation of ) 144A unsub.
unsec. bonds 5s, 2030		1,687,144	1,347,522
South Africa (Republic of ) notes
5 7/8s, 2022		330,000	238,019
Sweden (Government of ) debs.
Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,235,482
Ukraine (Government of ) 144A
bonds 6 3/4s, 2017		$435,000	162,781
Ukraine (Government of ) 144A
sr. unsub. 6.58s, 2016		430,000	161,895
United Mexican States bonds
Ser. MTN, 8.3s, 2031		57,000	69,825
Venezuela (Republic of ) notes
10 3/4s, 2013		1,110,000	699,422
Venezuela (Republic of ) unsec. note
FRN Ser. REGS, 5.059s, 2011		690,000	420,900
Venezuela (Republic of ) unsub. bonds
5 3/8s, 2010		666,000	513,113

Total foreign government bonds
and notes (cost $39,248,767)			$35,523,951

ASSET-BACKED SECURITIES (8.7%)*

	Principal amount		Value

Accredited Mortgage Loan Trust FRB
Ser. 05-1, Class M2, 1.161s, 2035		$110,710	$18,821
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.621s, 2036		94,000	46,060
FRB Ser. 06-HE3, Class A2C,
0.621s, 2036		100,000	34,880
Ace Securities Corp. 144A
Ser. 03-MH1, Class M2, 6 1/2s, 2030		40,502	23,023
Ameriquest Mortgage Securities, Inc.
FRB Ser. 03-8, Class M2, 2.221s, 2033		198,549	11,913
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	123,880
Ser. 04-1A, Class E, 6.42s, 2039		175,000	52,500

ASSET-BACKED SECURITIES (8.7%)* continued

	Principal amount	Value

Argent Securities, Inc.
FRB Ser. 03-W3, Class M3,
2.741s, 2033	$22,925	$459
FRB Ser. 06-W4, Class A2C,
0.631s, 2036	178,000	78,320
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2,
1.471s, 2033	195,682	90,014
Asset Backed Securities Corp. Home
Equity Loan Trust
FRB Ser. 06-HE2, Class A3,
0.661s, 2036	31,834	19,228
FRB Ser. 06-HE4, Class A5,
0.631s, 2036	121,238	70,318
Aviation Capital Group Trust 144A
FRB Ser. 03-2A, Class G1,
1.208s, 2033	210,076	52,519
BankAmerica Manufactured Housing
Contract Trust Ser. 97-2, Class M,
6.9s, 2028	70,000	56,000
Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 04-FR3, Class M6,
3.721s, 2034	164,322	96,112
FRB Ser. 06-PC1, Class M9,
2.221s, 2035	135,000	1,350
FRB Ser. 05-HE1, Class M3,
1.401s, 2035	210,000	10,500
Bear Stearns Asset Backed
Securities, Inc. 144A FRB Ser. 06-HE2,
Class M10, 2.721s, 2036	89,147	217
Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	680,182	281,863
Ser. 00-A, Class A2, 7.575s, 2030	1,569,515	640,718
Ser. 99-B, Class A-5, 7.44s, 2020	45,940	18,376
Ser. 99-B, Class A4, 7.3s, 2016	499,603	189,472
Ser. 99-B, Class A3, 7.18s, 2015	835,861	322,942
FRB Ser. 00-A, Class A1,
1.355s, 2030	108,554	18,223
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1,
0.891s, 2035	41,642	27,654
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	903,366	514,186
Ser. 00-4, Class A6, 8.31s, 2032	2,349,726	1,198,360
Ser. 00-5, Class A7, 8.2s, 2032	214,000	113,420
Ser. 00-1, Class A5, 8.06s, 2031	663,317	338,291
Ser. 00-4, Class A5, 7.97s, 2032	142,159	72,501
Ser. 00-5, Class A6, 7.96s, 2032	409,239	225,081
Ser. 02-1, Class M1F, 7.954s, 2033	12,000	6,061
Ser. 01-3, Class M2, 7.44s, 2033	34,588	1,765
Ser. 01-4, Class A4, 7.36s, 2033	150,019	90,762
Ser. 00-6, Class A5, 7.27s, 2031	55,088	33,604

103

Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (8.7%)* continued

	Principal amount		Value

Conseco Finance Securitizations Corp.
Ser. 01-1, Class A5, 6.99s, 2032		$86,633	$53,929
Ser. 01-3, Class A4, 6.91s, 2033		2,289,782	1,478,822
Ser. 02-1, Class A, 6.681s, 2033		697,341	560,501
FRB Ser. 02-1, Class M1A,
3.95s, 2033		1,609,000	486,945
FRB Ser. 01-4, Class M1,
3.65s, 2033		241,000	40,993
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1,
0.991s, 2035		41,000	25,010
FRB Ser. 05-14, Class 3A2,
0.711s, 2036		22,150	18,274
Crest, Ltd. 144A Ser. 03-2A, Class E2,
8s, 2038 (Cayman Islands)		361,000	126,350
DB Master Finance, LLC 144A
Ser. 06-1, Class M1, 8.285s, 2031		197,000	127,010
Equifirst Mortgage Loan Trust FRB
Ser. 05-1, Class M5, 1.141s, 2035		86,000	4,300
First Franklin Mortgage Loan Asset
Backed Certificates FRB Ser. 06-FF7,
Class 2A3, 0.621s, 2036		154,000	61,846
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4,
0.801s, 2036		217,000	130,200
FRB Ser. 06-2, Class 2A3,
0.641s, 2036		309,000	173,040
Gears Auto Owner Trust 144A
Ser. 05-AA, Class E1, 8.22s, 2012		502,000	488,366
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.666s,
2043 (United Kingdom)	GBP	588,814	390,119
FRB Ser. 03-2, Class 2C1, 5.2s,
2043 (United Kingdom)	EUR	1,225,000	1,530,772
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$673,275	531,887
Ser. 94-4, Class B2, 8.6s, 2019		276,838	163,334
Ser. 93-1, Class B, 8.45s, 2018		257,383	191,621
Ser. 99-5, Class A5, 7.86s, 2030		2,966,884	1,731,503
Ser. 96-8, Class M1, 7.85s, 2027		304,000	154,656
Ser. 95-8, Class B1, 7.3s, 2026		285,417	167,532
Ser. 95-4, Class B1, 7.3s, 2025		289,077	170,755
Ser. 97-6, Class M1, 7.21s, 2029		182,000	76,340
Ser. 95-F, Class B2, 7.1s, 2021		24,970	18,727
Ser. 93-3, Class B, 6.85s, 2018		18,642	9,352
Ser. 99-3, Class A7, 6.74s, 2031		527,151	418,803
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,452,116	2,043,332
Ser. 99-5, Class M1A, 8.3s, 2026		119,000	59,252
Ser. 99-5, Class A4, 7.59s, 2028		35,487	30,034
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011		298,512	234,332

ASSET-BACKED SECURITIES (8.7%)* continued

Principal amount			Value

GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.621s, 2036		$460,000	$216,706
Guggenheim Structured Real Estate
Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.471s,
2030 (Cayman Islands)		289,000	43,350
FRB Ser. 05-1A, Class E, 2.271s,
2030 (Cayman Islands)		63,492	25,397
Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 0.801s, 2036		108,000	52,380
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class A4,
5.27s, 2018		41,031	27,500
Lehman XS Trust FRB Ser. 07-6,
Class 2A1, 0.681s, 2037		1,002,831	346,536
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.474s,
2036 (Cayman Islands)		660,000	66,000
FRB Ser. 02-1A, Class FFL, 3.211s,
2037 (Cayman Islands)		1,135,000	283,750
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012 (F)		1,409,605	916,243
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4,
1.091s, 2035		240,000	36,000
FRB Ser. 06-4, Class 2A4,
0.731s, 2036		103,000	34,670
FRB Ser. 06-1, Class 2A3,
0.661s, 2036		137,646	67,446
Lothian Mortgages PLC 144A FRB
Ser. 3A, Class D, 6.78s, 2039
(United Kingdom)	GBP	700,000	868,170
Madison Avenue Manufactured
Housing Contract FRB Ser. 02-A,
Class B1, 3.721s, 2032		$925,076	402,502
MASTR Asset Backed Securities
Trust FRB Ser. 06-FRE2, Class A4,
0.621s, 2036		54,000	22,297
Mid-State Trust Ser. 11, Class B,
8.221s, 2038		93,759	58,262
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3,
3.671s, 2034		59,066	5,907
FRB Ser. 05-HE2, Class M5,
1.151s, 2035		150,000	1,500
FRB Ser. 05-HE1, Class M3,
0.991s, 2034		150,000	24,000
FRB Ser. 06-NC4, Class M2,
0.771s, 2036		210,000	14,700
N-Star Real Estate CDO, Ltd. 144A
FRB Ser. 04-2A, Class C1, 2.471s,
2039 (Cayman Islands)		500,000	400,000

104

Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (8.7%)* continued

	Principal amount	Value

Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	$46,345	$41,515
Ser. 04-B, Class C, 3.93s, 2012	29,154	24,537
New Century Home Equity Loan Trust
FRB Ser. 03-4, Class M3, 2.521s, 2033	12,489	187
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C,
0.631s, 2036	130,000	76,050
FRB Ser. 06-2, Class A2C,
0.621s, 2036	130,000	55,380
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	1,129,855	351,837
Ser. 99-D, Class A1, 7.84s, 2029	672,990	343,225
Ser. 00-A, Class A2, 7.765s, 2017	95,575	52,933
Ser. 95-B, Class B1, 7.55s, 2021	136,633	77,769
Ser. 00-D, Class A4, 7.4s, 2030	709,000	283,600
Ser. 02-B, Class A4, 7.09s, 2032	278,733	188,786
Ser. 99-B, Class A4, 6.99s, 2026	712,121	434,720
Ser. 00-D, Class A3, 6.99s, 2022	300,099	265,846
Ser. 01-D, Class A4, 6.93s, 2031	380,590	195,479
Ser. 98-A, Class M, 6.825s, 2028	43,000	19,862
Ser. 01-E, Class A4, 6.81s, 2031	627,118	367,815
Ser. 01-C, Class A2, 5.92s, 2017	832,018	280,230
Ser. 01-D, Class A3, 5.9s, 2022	18,293	9,316
Ser. 02-C, Class A1, 5.41s, 2032	898,077	475,981
Ser. 01-E, Class A2, 5.05s, 2019	603,654	313,707
Ser. 02-A, Class A2, 5.01s, 2020	82,143	46,440
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	131,784	82,602
FRB Ser. 01-B, Class A2,
1.57s, 2018	49,597	27,955
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 2.971s, 2035	290,000	3,915
Park Place Securities, Inc. FRB
Ser. 05-WCH1, Class M4,
1.301s, 2036	98,000	5,880
Park Place Securities, Inc. 144A
FRB Ser. 04-MHQ1, Class M10,
2.971s, 2034 (F)	12,459	50
People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1,
Class 1A2, 0.601s, 2036	197,000	68,950
Residential Asset Mortgage
Products, Inc.
FRB Ser. 06-NC3, Class A2,
0.661s, 2036	127,459	92,714
FRB Ser. 07-RZ1, Class A2,
0.631s, 2037	154,000	68,330
Securitized Asset Backed
Receivables, LLC
FRB Ser. 05-HE1, Class M2,
1.121s, 2035	150,000	4,500
FRB Ser. 07-NC2, Class A2B,
0.611s, 2037	144,000	63,360

ASSET-BACKED SECURITIES (8.7%)* continued

	Principal amount	Value

SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, PO,
0.681s, 2036	$219,000	$70,080
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.641s, 2036	104,000	45,760
FRB Ser. 06-3, Class A3,
0.631s, 2036	461,000	265,259
Soundview Home Equity Loan Trust
144A FRB Ser. 05-4, Class M10,
2.971s, 2036	284,000	2,840
South Coast Funding 144A FRB
Ser. 3A, Class A2, 3.588s, 2038
(Cayman Islands)	120,000	600
Structured Asset Investment Loan
Trust FRB Ser. 06-BNC2, Class A6,
0.731s, 2036	104,000	8,996
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 4.919s, 2015	1,311,812	885,473
TIAA Real Estate CDO, Ltd.
Ser. 03-1A, Class E, 8s, 2038	395,000	59,250
TIAA Real Estate CDO, Ltd. 144A
Ser. 02-1A, Class IV, 6.84s, 2037	351,000	56,160
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3, 4.435s,
2044 (United Kingdom)	189,615	22,754

Total asset-backed securities (cost $46,403,689)		$26,231,289

SENIOR LOANS (7.3%)* (c)

	Principal amount	Value

Basic materials (0.6%)
Aleris International, Inc. bank term
loan FRN Ser. B, 2.567s, 2013	$141,990	$56,370
Domtar Corp. bank term loan FRN
3.251s, 2014 (Canada)	250,750	167,689
Georgia-Pacific, LLC bank term loan
FRN Ser. B, 3.698s, 2013	299,232	243,001
Georgia-Pacific, LLC bank term loan
FRN Ser. B2, 3.79s, 2012	175,364	142,410
Huntsman International, LLC bank
term loan FRN Ser. B, 2.221s, 2012	1,155,000	705,512
NewPage Holding Corp. bank term
loan FRN 5.314s, 2014	170,780	107,469
Novelis, Inc. bank term loan FRN
Ser. B, 5.77s, 2014	169,727	106,928
Novelis, Inc. bank term loan FRN
Ser. B, 5.77s, 2014	373,398	235,241
Rockwood Specialties Group, Inc.
bank term loan FRN Ser. E,
3.546s, 2012	46,200	36,927
		1,801,547

105

Putnam VT Diversified Income Fund

SENIOR LOANS (7.3%)* (c) continued

	Principal amount	Value

Capital goods (0.7%)
Berry Plastics Holding Corp. bank
term loan FRN 3.876s, 2015	$98,250	$62,020
Graham Packaging Co., LP bank term
loan FRN 5.509s, 2011	98,250	70,494
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN 3.662s, 2014	47,441	24,432
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN Ser. B,
5.762s, 2014	901,525	464,285
Hexcel Corp. bank term loan FRN
Ser. B, 5.141s, 2012	197,499	163,924
Manitowoc Co., Inc. (The) bank term
loan FRN Ser. B, 6 1/2s, 2014	550,000	382,250
Mueller Water Products, Inc. bank
term loan FRN Ser. B, 4.952s, 2014	260,371	173,147
Polypore, Inc. bank term loan FRN
Ser. B, 3.93s, 2014	190,181	110,305
Sensata Technologies BV bank term
loan FRN 5.257s, 2013 (Netherlands)	252,829	126,414
Sequa Corp. bank term loan FRN
4.78s, 2014	257,494	140,334
Transdigm, Inc. bank term loan FRN
3.498s, 2013	300,000	237,000
Wesco Aircraft Hardware Corp. bank
term loan FRN 3.69s, 2013	117,000	87,360
		2,041,965

Communication services (1.4%)
Alltel Communications, Inc. bank
term loan FRN Ser. B2, 4.371s, 2015	585,553	573,988
Alltel Communications, Inc. bank
term loan FRN Ser. B3, 3.939s, 2015	607,387	595,998
Cablevision Systems Corp. bank term
loan FRN 2.949s, 2013	93,718	79,621
Cebridge Connections, Inc. bank term
loan FRN Ser. B, 6.16s, 2013	335,813	216,599
Charter Communications
Operating, LLC bank term loan FRN
8.77s, 2014	188,575	148,188
Charter Communications, Inc. bank
term loan FRN 6.262s, 2014	150,000	82,500
Charter Communications, Inc. bank
term loan FRN 5.06s, 2014	746,266	544,774
Cricket Communications, Inc. bank
term loan FRN Ser. B, 7.262s, 2013	4,404	3,649
Crown Castle International Corp.
bank term loan FRN 5.376s, 2014	43,026	29,257
Fairpoint Communications, Inc. bank
term loan FRN Ser. B, 6.563s, 2015	390,000	242,775
Insight Midwest, LP bank term loan
FRN Ser. B, 3.91s, 2014	96,576	71,225
Intelsat Corp. bank term loan FRN
Ser. B2, 6.65s, 2011	147,624	111,351
Intelsat Corp. bank term loan FRN
Ser. B2-A, 6.65s, 2013	147,668	111,384

SENIOR LOANS (7.3%)* (c) continued

	Principal amount	Value

Communication services continued
Intelsat Corp. bank term loan FRN
Ser. B2-C, 6.65s, 2013	$147,624	$111,351
Intelsat, Ltd. bank term loan FRN
6.883s, 2014 (Bermuda)	375,000	243,750
Intelsat, Ltd. bank term loan FRN
Ser. B, 3.898s, 2013 (Bermuda)	392,000	312,816
Level 3 Communications, Inc. bank
term loan FRN 7s, 2014	117,000	70,054
Mediacom Communications Corp.
bank term loan FRN Ser. C,
1.77s, 2015	490,344	308,917
Mediacom Communications Corp.
bank term loan FRN Ser. D2,
2.02s, 2015	88,200	57,330
MetroPCS Wireless, Inc. bank term
loan FRN 4.843s, 2013	104,573	83,561
PAETEC Holding Corp. bank term
loan FRN 3.936s, 2013	44,663	26,723
PAETEC Holding Corp. bank term
loan FRN Ser. B1, 3.936s, 2013	113,505	67,914
Time Warner Telecom, Inc. bank
term loan FRN Ser. B, 3.691s, 2013	135,096	104,361
West Corp. bank term loan FRN
3.468s, 2013	63,124	38,618
		4,236,704

Consumer cyclicals (2.3%)
Affinion Group, Inc. bank term loan
FRN Ser. B, 4.644s, 2013	731,743	497,585
Allison Transmission bank term loan
FRN Ser. B, 4.581s, 2014	304,133	168,142
CCM Merger, Inc. bank term loan
FRN Ser. B, 5.101s, 2012	64,493	29,022
Cenveo, Inc. bank term loan FRN
Ser. C, 3.275s, 2014	175,964	101,179
Cenveo, Inc. bank term loan FRN
Ser. DD, 3.275s, 2014	5,863	3,371
Cinemark USA, Inc. bank term loan
FRN 3.58s, 2013	386,904	277,189
Citadel Communications bank term
loan FRN Ser. B, 4.726s, 2014	315,000	126,000
Dana Corp. bank term loan FRN
6.353s, 2015	316,076	148,951
Dex Media West, LLC/Dex Media
Finance Co. bank term loan FRN
Ser. B, 7.538s, 2014	235,000	94,000
DirecTV Holdings, LLC bank term
loan FRN 5 1/4s, 2013	205,667	181,929
GateHouse Media, Inc. bank term
loan FRN Ser. B, 4.2s, 2014	440,598	55,515
GateHouse Media, Inc. bank term
loan FRN Ser. B, 4.12s, 2014	160,000	20,160
GateHouse Media, Inc. bank term
loan FRN Ser. DD, 9.076s, 2014	164,402	20,715

106

Putnam VT Diversified Income Fund

SENIOR LOANS (7.3%)* (c) continued

	Principal amount	Value

Consumer cyclicals continued
Golden Nugget, Inc. bank term loan
FRN Ser. B, 2.48s, 2014	$73,182	$19,027
Golden Nugget, Inc. bank term loan
FRN Ser. DD, 3.15s, 2014 (U)	41,818	10,873
Goodman Global Holdings, Inc. bank
term loan FRN Ser. B, 7.708s, 2011	860,990	628,523
Goodyear Tire & Rubber Co. (The)
bank term loan FRN 2.22s, 2010	1,085,280	681,013
Harrah’s Operating Co., Inc. bank
term loan FRN Ser. B2, 6.536s, 2015	116,123	67,125
Idearc, Inc. bank term loan FRN
Ser. B, 5.67s, 2014	918,532	280,152
Isle of Capri Casinos, Inc. bank term
loan FRN 5.512s, 2014	150,647	88,580
Isle of Capri Casinos, Inc. bank term
loan FRN Ser. A, 5.512s, 2014	45,424	26,709
Isle of Capri Casinos, Inc. bank term
loan FRN Ser. B, 5.512s, 2014	60,259	35,432
Lear Corp bank term loan FRN
4.584s, 2013	527,534	231,851
Michaels Stores, Inc. bank term loan
FRN Ser. B, 3.523s, 2013	89,382	45,965
National Bedding Co. bank term loan
FRN 3.752s, 2011	50,614	28,470
Navistar Financial Corp. bank term
loan FRN 4.358s, 2012	165,867	90,674
Navistar International Corp. bank
term loan FRN 3.721s, 2012	456,133	249,353
R.H. Donnelley, Inc. bank term loan
FRN 6.857s, 2011	408,687	229,376
R.H. Donnelley, Inc. bank term loan
FRN Ser. D1, 6 3/4s, 2011	216,613	123,469
Reader’s Digest Association, Inc. (The)
bank term loan FRN Ser. B,
4.083s, 2014	294,750	91,373
Realogy Corp. bank term loan FRN
3.853s, 2013 (R)	124,258	77,247
Realogy Corp. bank term loan FRN
Ser. B, 5.706s, 2013 (R)	461,532	286,919
Six Flags Theme Parks bank term loan
FRN 3.686s, 2015	397,800	231,520
Tribune Co. bank term loan FRN
Ser. B, 5 1/4s, 2014 (In default)	696,187	192,446
Tropicana Entertainment bank term
loan FRN Ser. B, 4 1/2s, 2011	665,000	151,841
TRW Automotive, Inc. bank term
loan FRN Ser. B, 5.211s, 2014	132,975	87,232
United Components, Inc. bank term
loan FRN Ser. D, 4.39s, 2012	316,667	218,500
Universal City Development Partners
bank term loan FRN Ser. B,
6.284s, 2011	462,727	397,945
Univision Communications, Inc. bank
term loan FRN Ser. B, 3.686s, 2014	367,000	146,188

SENIOR LOANS (7.3%)* (c) continued

	Principal amount	Value

Consumer cyclicals continued
Visant Holding Corp. bank term loan
FRN Ser. C, 5.171s, 2010	$227,564	$187,740
Visteon Corp. bank term loan FRN
Ser. B, 7 3/4s, 2013	450,000	107,250
Warner Music Group bank term loan
FRN Ser. B, 4.285s, 2011	139,349	105,209
Yankee Candle Co., Inc. bank term
loan FRN 3.404s, 2014	69,000	34,569
		6,876,329

Consumer staples (0.5%)
Dean Foods Co. bank term loan FRN
Ser. B, 5.24s, 2014	365,390	305,362
Jarden Corp. bank term loan FRN
Ser. B1, 5.512s, 2012	196,420	145,548
Jarden Corp. bank term loan FRN
Ser. B2, 5.512s, 2012	98,219	72,780
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 6.126s, 2014	711,749	483,278
Rental Service Corp. bank term loan
FRN 7.402s, 2013	380,000	200,806
Rite-Aid Corp. bank term loan FRN
Ser. B, 3.795s, 2014	79,400	46,251
Spectrum Brands, Inc. bank term loan
FRN 1.751s, 2013	21,751	11,746
Spectrum Brands, Inc. bank term loan
FRN Ser. B1, 6.571s, 2013	386,700	208,818
Ticketmaster bank term loan FRN
Ser. B, 6.64s, 2014	295,000	200,600
		1,675,189

Energy (0.3%)
CR Gas Storage bank term loan FRN
4.847s, 2013	34,858	24,575
CR Gas Storage bank term loan FRN
4.843s, 2013	14,509	10,229
CR Gas Storage bank term loan FRN
Ser. B, 4.847s, 2013	215,482	151,915
CR Gas Storage bank term loan FRN
Ser. DD, 4.844s, 2013	23,613	16,647
Enterprise GP Holdings, LP bank term
loan FRN 5.663s, 2014	27,000	21,870
EPCO Holding, Inc. bank term loan
FRN Ser. A, 1.508s, 2012	185,000	151,700
Hercules Offshore, Inc. bank term
loan FRN Ser. B, 5.64s, 2013	223,933	144,437
MEG Energy Corp. bank term loan
FRN 5.77s, 2013 (Canada)	72,938	47,045
MEG Energy Corp. bank term loan
FRN Ser. DD, 5.77s, 2013 (Canada)	74,344	47,952
Petroleum Geo-Services ASA bank
term loan FRN 5.51s, 2015 (Norway)	104,867	71,309
Quicksilver Resources, Inc. bank term
loan FRN 7 3/4s, 2013	252,491	162,856

107

Putnam VT Diversified Income Fund

SENIOR LOANS (7.3%)* (c) continued

	Principal amount	Value

Energy continued
Targa Resources, Inc. bank term loan
FRN 5.97s, 2012	$200,448	$123,991
Targa Resources, Inc. bank term loan
FRN 3.637s, 2012	115,161	71,235
		1,045,761

Financials (—%)
General Growth Properties, Inc. bank
term loan FRN Ser. A, 2.98s, 2010 (R)	85,000	24,589
Hub International, Ltd. bank term loan
FRN Ser. B, 6.262s, 2014	104,882	59,782
Hub International, Ltd. bank term loan
FRN Ser. DD, 6.262s, 2014	23,574	13,437
		97,808

Health care (0.6%)
Community Health Systems, Inc. bank
term loan FRN Ser. B, 4.445s, 2014	392,996	304,670
Community Health Systems, Inc.
bank term loan FRN Ser. DD,
3.404s, 2014 (U)	20,276	15,719
Health Management Associates, Inc.
bank term loan FRN 5.512s, 2014	933,337	570,669
Healthsouth Corp. bank term loan
FRN Ser. B, 4.699s, 2013	257,787	197,391
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
8.758s, 2014	288,070	156,998
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
7.62s, 2014	20,198	14,328
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. B, 3.431s, 2014	217,795	154,498
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. DD, 3.431s, 2014	75,364	53,462
LifePoint, Inc. bank term loan FRN
Ser. B, 3.821s, 2012	158,330	131,810
Sun Healthcare Group, Inc. bank term
loan FRN 3.662s, 2014	19,507	12,972
Sun Healthcare Group, Inc. bank term
loan FRN Ser. B, 4.823s, 2014	90,051	59,884
Sun Healthcare Group, Inc. bank term
loan FRN Ser. DD, 4.955s, 2014	11,565	7,691
		1,680,092

Technology (0.3%)
Activant Solutions Holdings, Inc. bank
term loan FRN Ser. B, 6.066s, 2013	129,347	80,195
Compucom Systems, Inc. bank term
loan FRN 4.94s, 2014	109,074	70,898
First Data Corp. bank term loan FRN
Ser. B1, 3.416s, 2014	268,890	171,993
First Data Corp. bank term loan FRN
Ser. B3, 3.416s, 2014	287,079	183,628

SENIOR LOANS (7.3%)* (c) continued

	Principal amount	Value

Technology continued
Flextronics International, Ltd. bank
term loan FRN Ser. B, 7.069s,
2014 (Singapore)	$142,174	$89,095
Flextronics International, Ltd. bank
term loan FRN Ser. B, 6.155s,
2014 (Singapore)	494,764	310,052
Travelport bank term loan FRN
6.262s, 2013	4,550	1,931
Travelport bank term loan FRN Ser. B,
6.012s, 2013	69,418	29,459
Travelport bank term loan FRN
Ser. DD, 3.686s, 2013	24,553	10,517
		947,768

Transportation (0.2%)
Ceva Group PLC bank term loan FRN
9.458s, 2015 (Netherlands) (F)	1,485,000	549,450
Delta Airlines, Inc. bank term loan FRN
3.951s, 2012	2,250	1,471
		550,921

Utilities and power (0.4%)
Dynegy Holdings, Inc. bank term loan
FRN 2.94s, 2013	143,000	106,893
Energy Future Holdings Corp. bank
term loan FRN Ser. B2, 5.603s, 2014	203,575	140,721
Energy Future Holdings Corp. bank
term loan FRN Ser. B3, 5.382s, 2014	523,375	361,783
NRG Energy, Inc. bank term loan FRN
5.412s, 2014	119,790	103,468
NRG Energy, Inc. bank term loan FRN
5.262s, 2014	242,905	209,809
Reliant Energy, Inc. bank term loan
FRN 1.88s, 2014	335,000	239,860
		1,162,534

Total senior loans (cost $35,235,860)		$22,116,618

PURCHASED OPTIONS OUTSTANDING (4.1%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with Goldman Sachs
International for the right
to pay a fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	$15,663,000	$45,423
Option on an interest rate
swap with Goldman Sachs
International for the right to
receive a fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	15,663,000	3,587,140

108

Putnam VT Diversified Income Fund

PURCHASED OPTIONS OUTSTANDING (4.1%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to pay a fixed rate of 5.03%
versus the three month
USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	$25,080,000	$144,712
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to pay a fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	15,663,000	45,423
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to receive a fixed rate of 5.03%
versus the three month
USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	25,080,000	4,950,541
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to receive a fixed rate
of 5.355% versus the three
month USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	15,663,000	3,587,140

Total purchased options outstanding (cost $4,596,060)			$12,360,379

CONVERTIBLE BONDS AND NOTES (0.1%)*

Principal amount		Value

General Cable Corp. cv. company
guaranty sr. unsec. notes 1s, 2012	$510,000	$318,113

Total convertible bonds and notes (cost $407,609)		$318,113

PREFERRED STOCKS (—%)*

	Shares	Value

GMAC Preferred Blocker, Inc. 144A
stepped-coupon 9% (7%, 1/17/09) pfd. †† (F)	163	$53,790

Total preferred stocks (cost $54,831)		$53,790

COMMON STOCKS (—%)*

	Shares	Value

AboveNet, Inc. †	265	$7,685
Bohai Bay Litigation, LLC (Units) (F)	842	39,161
Vertis Holdings, Inc. (F) †	8,044	8

Total common stocks (cost $11,843)		$46,854

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

AboveNet, Inc.	9/8/10	$24.00	102	$1,020
Dayton Superior Corp.
144A (F)	6/15/09	0.01	890	720
New ASAT Finance, Ltd.
(Cayman Islands) (F)	2/1/11	0.01	2,860	1
Smurfit Kappa Group
PLC 144A (Ireland)	10/1/13	EUR 0.001	422	5,381
Vertis Holdings, Inc. (F)	10/18/15	$0.01	535	1

Total warrants (cost $32,896)				$7,123

CONVERTIBLE PREFERRED STOCKS (—%)*

	Shares	Value

Emmis Communications Corp. Ser. A, $3.125
cum. cv. pfd.	1,987	$4,471
Lehman Brothers Holdings, Inc. Ser. P, 7.25%
cv. pfd. (In default)	627	314

Total convertible preferred stocks (cost $682,165)		$4,785

SHORT-TERM INVESTMENTS (31.7%)*

Principal amount/shares			Value

Egypt Treasury Bills for an effective
yield of 10.56%, January 27, 2009	EGP	2,475,000	$447,632
Federated Prime Obligations Fund		58,552,082	58,552,082

Interest in $300,000,000 joint tri-party
repurchase agreement dated
December 31, 2008 with Deutsche
Bank Securities due January 2, 2009 —
maturity value of $29,000,161 for an
effective yield of 0.10% (collateralized
by various mortgage backed securities
with coupon rates ranging from 5.00%
to 7.00% and due dates ranging from
April 1, 2034 to December 1, 2038,
valued at $306,000,001)		$29,000,000	29,000,000

U.S. Treasury Bills for effective yields
ranging from 0.45% to 0.48%,
November 19, 2009 #		200,000	198,882

U.S. Treasury Cash Management Bills
for an effective yield of 0.88%,
May 15, 2009 #		7,390,000	7,365,805

Total short-term investments (cost $95,580,633)			$95,564,401

Total investments (cost $490,688,350)			$419,725,181

109

Putnam VT Diversified Income Fund

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2008
(as a percentage of Portfolio Value):
United States		86.1%
Japan		4.4
Luxembourg		1.8
Sweden		1.1
United Kingdom		1.0
Canada		0.8
Argentina		0.8
Colombia		0.5
Cayman Islands		0.5
Other		3.0

Total		100.0%

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08
(aggregate face value $27,634,097)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,688,345	$3,748,414	1/21/09	$(60,069)
British Pound	2,333,433	2,354,388	1/21/09	(20,955)
Canadian Dollar	1,922,752	2,010,972	1/21/09	(88,220)
Danish Krone	331,610	303,067	1/21/09	28,543
Euro	7,702,492	7,127,221	1/21/09	575,271
Hungarian Forint	866,195	791,928	1/21/09	74,267
Malaysian Ringgit	1,272,442	1,210,000	1/21/09	62,442
Mexican Peso	75,583	81,035	1/21/09	(5,452)
Norwegian Krone	3,325,892	3,255,268	1/21/09	70,624
Polish Zloty	2,534,499	2,478,345	1/21/09	56,154
South African Rand	865,521	944,500	1/21/09	(78,979)
Swedish Krona	1,710,750	1,663,138	1/21/09	47,612
Swiss Franc	1,871,456	1,665,821	1/21/09	205,635

Total				$866,873

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08
(aggregate face value $35,074,902)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,357,197	$3,233,359	1/21/09	$(123,838)
Brazilian Real	713,813	703,473	1/21/09	(10,340)
British Pound	4,375,000	4,399,488	1/21/09	24,488
Canadian Dollar	2,739,129	2,835,767	1/21/09	96,638
Euro	4,866,468	4,483,617	1/21/09	(382,851)
Hungarian Forint	960,779	873,697	1/21/09	(87,082)
Japanese Yen	2,829,253	2,784,692	1/21/09	(44,561)
Norwegian Krone	4,156,478	4,078,056	1/21/09	(78,422)
Polish Zloty	2,036,135	1,996,913	1/21/09	(39,222)
South African Rand	841,831	920,815	1/21/09	78,984
Swedish Krona	6,711,771	6,516,299	1/21/09	(195,472)
Swiss Franc	2,482,302	2,248,726	1/21/09	(233,576)

Total				$(995,254)

FUTURES CONTRACTS OUTSTANDING at 12/31/08

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian
Government
Treasury Bond
10 yr (Long)	1	$510,147	Mar-09	$1,750
Canadian
Government
Bond 10 yr (Short)	3	313,271	Mar-09	(13,084)
Euro-Bund
10 yr (Short)	87	15,160,982	Mar-09	(319,176)
Euro-Dollar
90 day (Short)	92	22,740,100	Jun-09	(391,038)
Euro-Dollar
90 day (Short)	272	67,146,600	Sep-09	(1,203,065)
Euro-Dollar
90 day (Short)	489	120,520,163	Dec-09	(2,202,781)
Euro-Dollar
90 day (Short)	16	3,938,800	Mar-10	(85,969)
Japanese
Government Bond
10 yr (Long)	3	4,626,968	Mar-09	29,337
Japanese
Government Bond
10 yr Mini (Short)	1	153,825	Mar-09	(500)
U.K. Gilt 10 yr (Long)	14	2,520,961	Mar-09	155,342
U.S. Treasury Bond
20 yr (Short)	43	5,936,016	Mar-09	21,131
U.S. Treasury Note
2 yr (Short)	215	46,883,438	Mar-09	(402,654)
U.S. Treasury Note
5 yr (Short)	86	10,238,703	Mar-09	(297,619)
U.S. Treasury Note
10 yr (Short)	260	32,695,000	Mar-09	(331,824)

Total				$(5,040,150)

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $6,087,691)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank for the obligation to pay
a fixed rate of 4.40% versus the
three month USD-LIBOR-BB
maturing November 9, 2019.	$47,455,000	Nov-09/4.40	$7,210,787
Option on an interest rate
swap with JPMorgan Chase
Bank for the obligation
to receive a fixed rate of 4.40%
versus the three month
USD-LIBOR-BBA maturing
November 9, 2019.	47,455,000	Nov-09/4.40	409,062

110

Putnam VT Diversified Income Fund

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $6,087,691) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 4.82%
versus the three month
USD-LIBOR-BBA maturing
on September 12, 2018.	$3,985,000	Sep-13/4.82	$349,325
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.51%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	19,678,500	May-12/5.51	4,053,771
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of 4.82%
versus the three month
USD-LIBOR-BBA maturing
on September 12, 2018.	3,985,000	Sep-13/4.82	50,849

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $6,087,691) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of 5.51%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	$19,678,500	May-12/5.51	$276,877

Total			$12,350,671

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08
(proceeds receivable $33,695,742)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, January 1, 2039	$1,000,000	1/13/09	$1,039,219
FNMA, 6s, January 1, 2039	5,000,000	1/13/09	5,151,172
FNMA, 5 1/2s, January 1, 2039	2,000,000	1/13/09	2,051,875
FNMA, 5s, January 1, 2039	19,000,000	1/13/09	19,415,625
FNMA, 4 1/2s, January 1, 2039	6,000,000	1/13/09	6,088,125

Total			$33,746,016

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08

			Upfront				Unrealized
Swap counterparty /			premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$25,016,000		$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$637,155

	19,200,000		—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(1,906,101)

	1,000,000		—	7/29/18	3 month USD-LIBOR-BBA	4.75%	202,020

	11,377,000		—	8/26/18	3 month USD-LIBOR-BBA	4.54375%	2,107,113

	180,330,000		—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	6,868,816

	5,053,000		—	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(1,689,721)

	3,420,000		10,675	10/1/18	3 month USD-LIBOR-BBA	4.30%	534,066

	13,317,000		(56,115)	10/8/38	3 month USD-LIBOR-BBA	4.30%	4,079,448

	831,000		(314)	10/20/18	4.60%	3 month USD-LIBOR-BBA	(147,677)

	14,167,000		12,879	10/20/10	3 month USD-LIBOR-BBA	3.00%	341,036

	470,841,000		—	12/22/10	3 month USD-LIBOR-BBA	1.515%	87,482

	7,819,000		—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(2,528,539)

Barclays Bank PLC
	28,712,000		—	12/9/10	3 month USD-LIBOR-BBA	2.005%	262,109

	32,163,000		—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	752,206

Citibank, N.A.
JPY	812,000,000		—	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(530,700)

	$24,000,000		—	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(4,887,579)

MXN	31,880,000	(F)	—	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	103,023

MXN	9,565,000	(F)	—	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	31,872

CAD	3,250,000		—	8/8/18	4.119%	3 month CAD-BA-CDOR	(434,052)

ZAR	17,220,000	(F)	—	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(134,219)

ZAR	8,610,000	(F)	—	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(71,520)

AUD	3,600,000	(E)	—	9/11/18	6.1%	6 month AUD-BBR-BBSW	(153,699)

	$82,885,000		—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	5,988,790

111

Putnam VT Diversified income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

			Upfront				Unrealized
Swap counterparty /			premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A continued
	$ 4,884,000		$ —	9/18/38	4.45155%	3 month USD-LIBOR-BBA	$(1,723,798)

	258,788,000		—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	8,479,276

Citibank, N.A., London
JPY	960,000,000		—	2/10/16	6 month JPY-LIBOR-BBA	1.755%	539,003

Credit Suisse International
	$9,974,900		—	9/16/10	3.143%	3 month USD-LIBOR-BBA	(369,003)

	106,351,000		—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	3,487,629

	13,912,000		—	9/23/10	3 month USD-LIBOR-BBA	3.32%	576,561

	7,865,000		—	10/9/10	3 month USD-LIBOR-BBA	2.81%	159,507

EUR	3,950,000	(E)	—	11/6/18	6 month EUR-EURIBOR-Reuters	4.9425%	125,163

	$9,000,000		—	12/5/20	3 month USD-LIBOR-BBA	3.01%	297,117

	3,540,000		(37,837)	12/10/38	2.69%	3 month USD-LIBOR-BBA	19,825

	86,630,000		570,412	12/10/28	3 month USD-LIBOR-BBA	2.81%	372,134

	23,865,000		—	6/30/38	2.71%	3 month USD-LIBOR-BBA	261,232

EUR	20,540,000		—	7/4/15	3.93163%	6 month EUR-EURIBOR-
						Telerate	(664,633)

Deutsche Bank AG
	$9,065,000		—	9/23/38	4.75%	3 month USD-LIBOR-BBA	(3,759,855)

	9,246,000		—	10/17/18	4.585%	3 month USD-LIBOR-BBA	(1,624,792)

	109,887,000		—	10/24/10	3 month USD-LIBOR-BBA	2.604%	1,964,663

	9,000,000		—	11/18/18	3 month USD-LIBOR-BBA	4.04%	1,183,341

	77,621,000		—	11/25/13	3 month USD-LIBOR-BBA	2.95409%	3,025,407

ZAR	8,620,000		—	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	16,210

	$47,098,000		—	11/28/13	3 month USD-LIBOR-BBA	2.8725%	1,648,103

	58,876,000		—	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(1,246,409)

	10,767,000		—	12/9/13	3 month USD-LIBOR-BBA	2.5225%	191,708

	18,992,000		—	12/11/18	2.94%	3 month USD-LIBOR-BBA	(614,983)

	58,989,000		—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	1,227,279

	14,639,000		—	12/16/28	3 month USD-LIBOR-BBA	2.845%	52,576

	230,738,000		—	12/19/10	3 month USD-LIBOR-BBA	1.53429%	288,833

	5,000,000		—	12/22/13	2.008%	3 month USD-LIBOR-BBA	27,958

	11,715,000		—	12/24/13	2.165%	3 month USD-LIBOR-BBA	(23,139)

	33,851,000		—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(47,675)

Goldman Sachs International
	20,167,000		—	4/3/18	3 month USD-LIBOR-BBA	4.19%	2,798,115

	82,829,000		—	4/8/10	3 month USD-LIBOR-BBA	2.64%	1,026,224

	10,304,000		—	4/23/18	4.43%	3 month USD-LIBOR-BBA	(1,610,286)

	14,587,000		—	5/19/18	4.525%	3 month USD-LIBOR-BBA	(2,456,722)

JPY	549,700,000		—	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(391,770)

EUR	18,000,000		—	10/13/13	4.38%	6 month EUR-EURIBOR-
						Reuters	(1,064,204)

EUR	20,000,000		—	10/13/18	6 month EUR-EURIBOR-Reuters	4.54%	1,606,396

EUR	4,810,000		—	10/13/38	4.18%	6 month EUR-EURIBOR-
						Reuters	(692,226)

	$6,392,000		6,989	10/24/13	3 month USD-LIBOR-BBA	3.50%	406,664

	17,129,000		8,072	10/24/10	3 month USD-LIBOR-BBA	2.60%	313,805

EUR	10,000,000		—	10/27/18	4.32%	6 month EUR-EURIBOR-
						Reuters	(568,021)

EUR	7,420,000		—	10/27/23	6 month EUR-EURIBOR-Reuters	4.43%	539,063

EUR	19,730,000		—	10/31/10	6 month EUR-EURIBOR-Reuters	3.715%	309,922

112

Putnam VT Diversified income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

			Upfront				Unrealized
Swap counterparty /			premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International continued
	$32,787,000		$ 202,948	11/18/18	4.10%	3 month USD-LIBOR-BBA	$ (4,233,084)

	96,415,000		(26,519)	11/18/10	3 month USD-LIBOR-BBA	2.35%	1,514,995

	87,174,000		317,636	11/18/13	3.45%	3 month USD-LIBOR-BBA	(5,134,198)

JPMorgan Chase Bank, N.A.
	3,098,000		—	3/7/18	4.45%	3 month USD-LIBOR-BBA	(530,893)

	12,555,000		—	3/12/18	3 month USD-LIBOR-BBA	4.4525%	2,155,952

	12,762,000		—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(5,878,856)

	26,583,000		—	3/20/13	3 month USD-LIBOR-BBA	3.145%	1,462,999

	56,404,000		—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	1,066,956

	21,924,000		—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	1,366,522

	41,694,000		—	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,064,658

	15,000,000		—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(1,559,160)

	6,137,000		—	7/16/10	3 month USD-LIBOR-BBA	3.384%	216,674

	2,660,000		—	7/17/18	4.52%	3 month USD-LIBOR-BBA	(475,862)

	17,719,000		—	7/22/10	3 month USD-LIBOR-BBA	3.565%	714,796

MXN	31,880,000	(F)	—	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	108,367

	$47,526,000		—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,933,174

AUD	18,340,000	(E)	—	8/6/18	6 month AUD-BBR-BBSW	6.865%	1,180,180

ZAR	11,040,000		—	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(86,274)

ZAR	5,520,000		—	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(46,430)

ZAR	11,040,000		—	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(92,563)

JPY	3,090,500,000		—	9/18/15	6 month JPY-LIBOR-BBA	1.19%	378,444

JPY	7,230,000		—	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(8,639)

	$17,170,000		—	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(6,972,065)

EUR	15,320,000		—	10/17/13	6 month EUR-EURIBOR-Reuters	4.51%	1,054,539

	$3,663,000		—	10/22/10	3 month USD-LIBOR-BBA	2.78%	73,749

	2,442,000		—	10/22/18	3 month USD-LIBOR-BBA	4.2825%	366,064

	12,764,000		—	10/23/13	3 month USD-LIBOR-BBA	3.535%	813,484

EUR	5,840,000		—	10/31/13	6 month EUR-EURIBOR-Reuters	3.967%	209,741

EUR	23,610,000		—	11/4/18	6 month EUR-EURIBOR-Reuters	4.318%	1,354,607

	$5,845,000		(17,193)	11/4/18	3 month USD-LIBOR-BBA	4.45%	958,046

	28,963,000		—	11/10/18	3 month USD-LIBOR-BBA	4.83%	5,855,852

	1,000,000		—	11/18/18	3 month USD-LIBOR-BBA	4.04%	131,482

	83,000,000		—	11/24/10	3 month USD-LIBOR-BBA	2.0075%	781,903

	6,597,000	(E)	—	11/24/18	3.735%	3 month USD-LIBOR-BBA	(183,858)

EUR	12,180,000		—	12/11/13	6 month EUR-EURIBOR-Reuters	3.536%	188,444

EUR	17,400,000		—	12/16/10	6 month EUR-EURIBOR-Reuters	2.994%	65,061

	$1,362,000		—	12/19/18	5%	3 month USD-LIBOR-BBA	(295,550)

JPY	3,880,000,000		—	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(1,784,873)

Merrill Lynch Capital Services, Inc.
	$36,123,000		—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(3,599,161)

	20,192,000		—	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(550,781)

	22,126,000		—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	880,376

JPY	549,700,000		—	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(391,232)

113

Putnam VT Diversified income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

		Upfront				Unrealized
Swap counterparty /		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Merrill Lynch Derivative Products AG
JPY	274,800,000	$ —	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	$ (218,292)

UBS AG
	$376,980,000	—	10/29/10	2.75%	3 month USD-LIBOR-BBA	(7,871,552)

	63,145,000	—	10/29/20	3 month USD-LIBOR-BBA	4.18142%	9,713,961

	60,426,000	2,075,103	11/10/38	4.45%	3 month USD-LIBOR-BBA	(18,730,509)

	152,697,000	3,879,061	11/10/18	4.45%	3 month USD-LIBOR-BBA	(21,806,949)

	4,747,000	62,452	11/24/38	3.3%	3 month USD-LIBOR-BBA	(454,966)

	1,685,000	8,225	11/24/18	3.4%	3 month USD-LIBOR-BBA	(116,872)

	1,294,000	(409)	11/24/10	3 month USD-LIBOR-BBA	2.05%	12,860

	151,660,000	—	11/24/10	3 month USD-LIBOR-BBA	2.05%	1,552,651

Total						$(20,248,555)

(E) See Note 1 to the financial statements regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08

						Unrealized
Swap counterparty /			Termination	Fixed payments received (paid)	Total return received by	appreciation/
Notional amount			date	by fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
EUR	16,248,000	(F)	3/26/09	(2.27%)	Eurostat Eurozone HICP
					excluding tobacco	$(134,179)

EUR	9,090,000	(F)	4/30/13	2.375%	French Consumer Price Index
					excluding tobacco	578,275

EUR	9,090,000	(F)	4/30/13	(2.41%)	Eurostat Eurozone HICP
					excluding tobacco	(609,140)

EUR	9,090,000		5/6/13	2.34%	French Consumer Price Index
					excluding tobacco	495,749

EUR	9,090,000	(F)	5/6/13	(2.385%)	Eurostat Eurozone HICP
					excluding tobacco	(598,329)

	$12,030,000	(F)	10/23/10	(1.38%)	USA Non Revised Consumer
					Price Index-Urban (CPI-U)	(494,600)

JPMorgan Chase Bank, N.A.
	146,000,000		1/13/09	(3.35%) 5.00%	FNMA 5.00% 30 YR TBA	2,486,835

Total						$1,724,611

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

114

Putnam VT Diversified income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Clear Channel Communications,
5 3/4%, 1/15/13	Caa1	$—		$330,000	9/20/09	635 bp	$(60,062)

Financial Security Assurance
Holdings, Ltd, 6.4%, 12/15/66	Baa1	—		460,000	12/20/12	95 bp	(164,683)

Ford Motor Co., 7.45%, 7/16/31	—	—		340,000	3/20/12	(525 bp)	225,526

Ford Motor Credit Co., 7%, 10/1/13	Caa1	—		1,020,000	3/20/12	285 bp	(203,213)

Nalco Co., 7.75%, 11/15/11	B1	—		65,000	9/20/12	350 bp	(6,782)

Visteon Corp., 7%, 3/10/14	—	(119,531)		450,000	9/20/13	(500 bp)	204,712

Barclays Bank PLC
Peru CD	Baa3	—		859,623	1/7/09	170 bp	22,326

Citibank, N.A.
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	—		1,870,000	3/20/09	575 bp	(50,551)

DJ ABX HE A Index	CCC	2,025,275		2,852,500	1/25/38	369 bp	(711,371)

DJ ABX HE AAA Index	AA+	681,158		3,629,419	5/25/46	11 bp	(397,087)

DJ ABX HE AAA Index	BB+	496,335		1,711,500	1/25/38	76 bp	(547,463)

DJ ABX HE PEN AAA Index	AA+	592,401		4,222,680	5/25/46	11 bp	(662,092)

DJ ABX HE PEN AAA Series 6
Version 1 Index	AA+	140,868		730,304	5/25/46	11 bp	(75,829)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	557,816		3,349,144	5/25/46	11 bp	(437,164)

DJ CDX NA EM Series 10 Index	BB	29,229		485,000	12/20/13	335 bp	(43,069)

Lighthouse International Co., SA,
8%, 4/30/14	B2	—	EUR	400,000	3/20/13	815 bp	(85,450)

Republic of Argentina, 8.28%, 12/31/33	—	—		$245,000	9/20/13	(1,170 bp)	117,206

Republic of Argentina, 8.28%, 12/31/33	—	—		245,000	9/20/13	(945 bp)	127,009

Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		215,000	9/20/13	940 bp	(86,659)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		215,000	6/20/13	585 bp	(58,242)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		45,000	3/20/09	275 bp	(932)

Sara Lee Corp., 6 1/8%, 11/1/32	—	—		250,000	9/20/11	(43 bp)	1,863

Wind Acquisition Finance SA,
9 3/4%, 12/1/15	—	—	EUR	198,000	3/20/13	(495 bp)	9,486

Credit Suisse First Boston International
Ukraine (Government of ), 7
.65%, 6/11/13	B1	—		$795,000	10/20/11	194 bp	(395,430)

Credit Suisse International
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	—		160,000	6/20/09	165 bp	(13,651)

DJ ABX HE AAA Series 7
Version 2 Index	BB+	27,195		49,000	1/25/38	76 bp	(2,689)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	241,710		1,220,121	5/25/46	11 bp	(118,203)

DJ CDX NA HY Series 10	B+	159,600		1,520,000	6/20/13	500 bp	(78,951)

DJ CDX NA HY Series 10	B+	978,562		9,210,000	6/20/13	500 bp	(466,865)

DJ CDX NA IG Series 11 Index	—	(87,192)		2,835,000	12/20/13	(150 bp)	(28,916)

DJ CMB NA CMBX AAA Index	AAA	133,156		800,000	12/13/49	8 bp	(106,599)

DJ CMB NA CMBX AAA Index	AAA	14,491		92,500	2/17/51	35 bp	(13,447)

DJ CMB NA CMBX AAA Index	AAA	648,806		5,017,000	2/17/51	35 bp	(866,468)

DJ CMB NA CMBX AAA Index	AAA	664,637		5,017,000	2/17/51	35 bp	(850,638)

115

Putnam VT Diversified income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Credit Suisse International continued
DJ CMB NA CMBX AAA Index	AAA	$558,942		$5,017,000	2/17/51	35 bp	$(956,332)

DJ CMB NA CMBX AAA Index	AAA	169,415		1,255,000	2/17/51	35 bp	(209,630)

DJ CMB NA CMBX AAA Index	AAA	69,536		610,000	2/17/51	35 bp	(114,701)

DJ CMB NA CMBX AAA Index	—	(98,327)		1,252,000	2/17/51	(35 bp)	279,812

DJ CMB NA CMBX AAA Index	—	(46,689)		626,000	2/17/51	(35 bp)	142,381

DJ CMB NA CMBX AAA Index	—	(527,056)		3,766,000	2/17/51	(35 bp)	610,382

Harrahs Operating Co. Inc.,
5 5/8%, 6/1/15	Caa3	—		135,000	3/20/09	600 bp	(8,546)

Republic of Peru, 8 3/4%, 11/21/33	Ba1	—		455,000	4/20/17	125 bp	(58,493)

Deutsche Bank AG
DJ ABX HE A Series 7
Version 2 Index	CCC	1,133,860		1,246,000	1/25/38	369 bp	(61,534)

DJ ABX HE AAA Index	AAA	115,040		1,479,038	7/25/45	18 bp	(180,684)

DJ ABX HE PEN AAA Index	AA+	589,696		4,222,680	5/25/46	11 bp	(655,917)

DJ CDX NA HY Series 11
Version 1 Index	B+	2,549,750		10,850,000	12/20/13	500 bp	381,148

DJ iTraxx Europe Series 8
Version 1	—	(46,043)	EUR	480,000	12/20/12	(375 bp)	84,007

DJ iTraxx Europe Series 9
Version 1	—	135,598	EUR	1,985,000	6/20/13	(650 bp)	483,948

Federal Republic of Brazil,
12 1/4%, 3/6/30	Ba1	—		$700,000	10/20/17	105 bp	(103,510)

General Electric Capital Corp.,
6%, 6/15/12	Aaa	—		280,000	9/20/13	109 bp	(29,346)

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	—	EUR	115,000	6/20/09	400 bp	(14,432)

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	—	EUR	420,000	6/20/09	400 bp	(52,709)

India Government Bond,
5 7/8%, 1/2/10	BBB-	—		$3,410,000	1/11/10	170 bp	88,170

iStar Financial, Inc.,
6%, 12/15/10	Ba3	22,275		330,000	3/20/09	500 bp	(51,784)

Korea Monetary STAB Bond,
5%, 2/14/09	A2	—		1,240,000	2/23/09	105 bp	(546)

Korea Monetary STAB Bond,
5.04%, 1/24/09	A2	—		925,000	2/2/09	130 bp	1,491

Korea Monetary STAB Bond,
5.15%, 2/12/10	A2	—		1,240,000	2/19/10	115 bp	(26,577)

Korea Monetary STAB Bond,
5.45%, 1/23/10	B2	—		480,000	2/1/10	101 bp	(10,376)

Nalco Co., 7.75%, 11/15/11	B1	—		60,000	12/20/12	363 bp	(6,254)

Republic of Argentina, 8.28%, 12/31/33	—	—		187,500	4/20/13	(565 bp)	109,977

Republic of Argentina, 8.28%, 12/31/33	—	—		490,000	8/20/12	(380 bp)	293,792

Republic of Argentina, 8.28%, 12/31/33	—	—		1,755,000	3/20/13	(551 bp)	1,024,097

Republic of Indonesia, 6.75%, 2014	BB-	—		435,000	9/20/16	292 bp	(77,203)

Republic of Peru, 8 3/4%, 11/21/33	Ba1	—		455,000	4/20/17	126 bp	(58,079)

Republic of Turkey, 11 7/8%, 1/15/30	Ba3	—		680,000	6/20/14	195 bp	(65,993)

Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		440,000	6/20/14	220 bp	(255,754)

Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		215,000	9/20/13	940 bp	(86,659)

Russian Federation, 7 1/2%, 3/31/30	—	—		187,500	4/20/13	(112 bp)	41,214

116

Putnam VT Diversified income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

							Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount		date	fund per annum	(depreciation)

Deutsche Bank AG continued
Russian Federation, 7.5%, 3/31/30	Baa1	$ —		$550,000		8/20/17	86 bp	$(186,444)

Smurfit Kappa Funding, 10 1/8%, 10/1/12	B2	—	EUR	390,000		6/20/09	135 bp	(18,664)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	405,000		9/20/13	715 bp	(98,916)

United Mexican States, 7.5%, 4/8/33	Baa1	—		$1,095,000		3/20/14	56 bp	(118,795)

United Mexican States, 7.5%, 4/8/33	Baa1	—		405,000		4/20/17	66 bp	(64,886)

Virgin Media Finance PLC,
8 3/4%, 4/15/14	B2	—	EUR	375,000		9/20/13	477 bp	(69,500)

Virgin Media Finance PLC,
8 3/4%, 4/15/14	B2	—	EUR	375,000		9/20/13	535 bp	(59,894)

Goldman Sachs International
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	—		$325,000		3/20/09	515 bp	(9,259)

DJ ABX HE A Index	CCC	417,474		623,000		1/25/38	369 bp	(180,223)

DJ ABX HE AAA Index	AAA	105,260		1,353,306		7/25/45	18 bp	(165,360)

DJ ABX HE AAA Index	BB+	146,418		623,000		1/25/38	76 bp	(233,533)

DJ CDX NA CMBX AAA Index	AAA	40,233		1,100,000		3/15/49	7 bp	(181,065)

DJ CDX NA HY Series 11
Version 1 Index	—	(703,313)		3,630,000		12/20/13	(500 bp)	22,220

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—		3,280,000		12/20/10	429 bp	(209,751)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—		2,370,000		12/20/10	108.65 bp	(297,980)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—		4,100,000		12/20/10	305 bp	(363,743)

DJ CDX NA IG Series 11 Index	—	(32,932)		1,300,000		12/20/18	(140 bp)	(25,117)

DJ CDX NA IG Series 11 Index	—	(774,149)		15,352,000		12/20/13	(150 bp)	(463,553)

DJ CDX NA IG Series 11 Index	—	(717,235)		15,353,000	(F)	12/20/13	(150 bp)	(389,948)

SEAT Pagine Gialle, S.P.A.,
8%, 4/30/14	B2	—	EUR	350,000		3/20/13	680 bp	(93,284)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	—	EUR	375,000		9/20/13	720 bp	(90,854)

Wind Acquisition Finance SA,
9 3/4%, 12/1/15	B2	—	EUR	350,000		3/20/13	597 bp	4,399

JPMorgan Chase Bank, N.A.
Claire’s Stores, 9 5/8%, 6/1/15	Caa1	—		$50,000		6/20/12	230 bp	(26,492)

Codere Finance (Luxembourg) S.A.,
8.25%, 6/15/15	B+	—	EUR	350,000		3/20/13	795 bp	(84,851)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	155,185		$783,353		5/25/46	11 bp	(75,890)

DJ CDX NA EM Series 10 Index	BB	28,017		485,000		12/20/13	335 bp	(44,282)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—		2,430,000		12/20/10	105.5 bp	(303,864)

DJ CDX NA IG Series 11 Index	—	(104,840)		4,780,000		12/20/13	(150 bp)	(10,640)

DJ CMB NA CMBX AAA Index	—	(49,609)		637,000		2/17/51	(35 bp)	141,273

DJ iTraxx Europe Crossover
Series 8 Version 1	—	(187,066)	EUR	1,400,000		12/20/12	(375 bp)	189,983

Domtar Corp., 7 1/8%, 8/15/15	—	—		$120,000		12/20/11	(500 bp)	7,720

Freeport-McMoRan Copper
& Gold, Inc., bank term loan	—	—		883,300		3/20/12	(85 bp)	74,307

General Growth Properties,
conv. bond 3.98%, 4/15/27	CC-	—		1,330,000		9/20/13	775 bp	(988,013)

iStar Financial, Inc., 6%, 12/15/10	Ba3	22,050		315,000		3/20/09	500 bp	(48,643)

117

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
Jefferson Smurfit Corp.,
7.5%, 6/1/13	Caa1	$ —	$60,000	3/20/13	685 bp	$(37,808)

Republic of Argentina,
8.28%, 12/31/33	B-	—	520,000	6/20/14	235 bp	(341,582)

Republic of Hungary, 4 3/4%, 2/3/15	—	—	495,000	4/20/13	(171.5 bp)	44,606

Republic of Indonesia, 6.75%, 3/10/14	BB-	—	700,000	6/20/17	171.5 bp	(178,146)

Republic of Turkey, 11 7/8%, 1/15/30	Ba3	—	725,000	5/20/17	230 bp	(74,404)

Republic of Turkey, 11 7/8%, 1/15/30	Ba3	—	535,000	5/20/17	244 bp	(50,035)

Republic of Turkey, 11 7/8%, 1/15/30	Ba3	—	175,000	10/20/12	154 bp	(14,784)

Russian Federation, 7 1/2%, 3/31/30	Baa1	—	590,000	5/20/17	60 bp	(206,087)

Russian Federation, 7 1/2%, 3/31/30	Baa1	—	95,000	9/20/13	276 bp	(15,699)

Russian Federation, 7.5%, 3/31/30	Baa1	—	825,000	8/20/12	65 bp	(177,639)

Russian Federation, 7.5%, 3/31/30	Baa1	—	550,000	8/20/17	85 bp	(186,772)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—	170,000	6/20/13	595 bp	(45,611)

JPMorgan Securities, Inc.
DJ CMB NA CMBX AAA Index	AAA	823,866	9,588,000	2/17/51	35 bp	(2,049,248)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	—	—	900,000	6/20/12	(150 bp)	93,909

D.R. Horton Inc., 7 7/8%, 8/15/11	—	—	615,000	9/20/11	(426 bp)	24,936

Pulte Homes Inc., 5.25%, 1/15/14	—	—	575,000	9/20/11	(482 bp)	(19,354)

Merrill Lynch International
Kinder Morgan, Inc., 6 1/2%, 9/1/12	—	—	1,182,000	9/20/12	(128 bp)	94,861

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	—	350,000	6/20/09	190 bp	(33,420)

Bombardier, Inc, 6 3/4%, 5/1/12	—	—	450,000	6/20/12	(114 bp)	51,330

Bundesrepublik Deutschland,
6%, 6/20/16	Aaa	—	2,417,000	6/20/18	8 bp	(88,094)

DJ ABX CMBX AAA Index	AAA	216,739	3,045,000	3/15/49	7 bp	(397,796)

DJ ABX CMBX BBB Index	—	40	55,165	10/12/52	(134 bp)	35,578

DJ CDX NA IG Series 11 Index	—	(253,213)	9,890,000	12/20/18	(140 bp)	(193,763)

DJ CMB NA CMBX AAA Index	AAA	122,238	1,019,000	12/13/49	8 bp	(181,470)

DJ CMB NA CMBX AAA Index	AAA	2,782,960	25,644,500	2/17/51	35 bp	(4,930,973)

Dominican Republic, 8 5/8%, 4/20/27	—	—	850,000	11/20/11	(170 bp)	252,600

Freeport-McMoRan Copper
& Gold, Inc., bank term loan	Baa3	—	884,900	3/20/12	44 bp	(84,488)

Nalco Co., 7.75%, 11/15/11	B1	—	65,000	9/20/12	330 bp	(7,184)

Nalco Co., 7.75%, 11/15/11	B1	—	95,000	3/20/13	460 bp	(8,186)

Republic of Austria, 5 1/4%, 1/4/11	—	—	2,417,000	6/20/18	(17 bp)	239,821

Republic of Venezuela, 9 1/4%, 9/15/27	B2	—	680,000	10/12/12	339 bp	(342,302)

UBS, AG
Meritage Homes Corp., 7%, 5/1/14	—	—	90,000	9/20/13	(760 bp)	8,956

Total						$(18,650,808)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at December 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

See page 295 for Notes to the Portfolios.

118

Putnam VT Equity Income Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (94.5%)*

	Shares	Value

Aerospace and defense (1.2%)
Boeing Co. (The)	3,800	$162,146
Northrop Grumman Corp.	33,950	1,529,108
		1,691,254

Banking (5.8%)
Bank of America Corp.	80,880	1,138,790
National City Corp.	470,200	851,062
PNC Financial Services Group	50,070	2,453,430
U.S. Bancorp	85,520	2,138,855
Wachovia Corp.	314,050	1,739,837
		8,321,974

Biotechnology (3.3%)
Amgen, Inc. †	66,950	3,866,363
Genentech, Inc. †	8,350	692,299
Life Technologies Corp. †	10,500	244,755
		4,803,417

Cable television (0.6%)
Comcast Corp. Class A	29,980	506,062
Comcast Corp. Special Class A	17,330	279,880
		785,942

Chemicals (1.7%)
FMC Corp.	17,950	802,904
Lubrizol Corp. (The)	36,720	1,336,241
Mosaic Co. (The)	8,910	308,286
		2,447,431

Coal (0.2%)
Peabody Energy Corp.	12,840	292,110
		292,110

Communications equipment (0.6%)
Cisco Systems, Inc. †	36,250	590,875
Nokia OYJ ADR (Finland)	19,160	298,896
		889,771

Computers (0.6%)
IBM Corp.	9,968	838,907
		838,907

Conglomerates (1.5%)
General Electric Co.	64,650	1,047,330
Honeywell International, Inc.	19,710	647,079
Tyco International, Ltd. (Bermuda)	19,190	414,504
		2,108,913

Consumer goods (6.0%)
Clorox Co.	49,250	2,736,330
Energizer Holdings, Inc. †	44,040	2,384,326
Kimberly-Clark Corp.	23,290	1,228,315
Procter & Gamble Co. (The)	36,300	2,244,066
		8,593,037

COMMON STOCKS (94.5%)* continued

	Shares	Value

Containers (0.3%)
Ball Corp.	3,760	$156,378
Crown Holdings, Inc. †	17,660	339,072
		495,450

Electric utilities (6.6%)
Edison International	111,730	3,588,768
FirstEnergy Corp.	3,390	164,686
Great Plains Energy, Inc.	42,001	811,879
NV Energy, Inc.	258,899	2,560,511
Pepco Holdings, Inc.	70,141	1,245,704
PG&E Corp.	29,840	1,155,106
		9,526,654

Electrical equipment (0.1%)
Hubbell, Inc. Class B	2,212	72,288
		72,288

Electronics (1.6%)
Intel Corp.	130,260	1,909,612
Texas Instruments, Inc.	20,480	317,850
		2,227,462

Energy (oil field) (0.1%)
National-Oilwell Varco, Inc. †	5,970	145,907
		145,907

Financial (6.1%)
Assurant, Inc.	78,910	2,367,300
CIT Group, Inc.	248,550	1,128,417
Discover Financial Services	148,658	1,416,711
JPMorgan Chase & Co.	123,010	3,878,505
		8,790,933

Food (0.6%)
General Mills, Inc.	15,070	915,503
		915,503

Forest products and packaging (1.3%)
Packaging Corp. of America	128,450	1,728,937
Sonoco Products Co.	6,070	140,581
		1,869,518

Health-care services (2.3%)
AmerisourceBergen Corp.	37,830	1,349,018
Cardinal Health, Inc.	41,240	1,421,543
WellPoint, Inc. †	11,890	500,926
		3,271,487

Insurance (6.4%)
ACE, Ltd. (Switzerland)	30,790	1,629,407
Allied World Assurance Company
Holdings, Ltd. (Bermuda)	9,790	397,474
Allstate Corp. (The)	65,810	2,155,930
Axis Capital Holdings, Ltd.
(Bermuda)	20,180	587,642

119

Putnam VT Equity Income Fund

COMMON STOCKS (94.5%)* continued

	Shares	Value

Insurance continued
Fidelity National Title
Group, Inc. Class A	30,550	$542,263
MetLife, Inc.	14,560	507,562
PartnerRe, Ltd. (Bermuda)	16,110	1,148,160
Travelers Cos., Inc. (The)	30,720	1,388,544
W.R. Berkley Corp.	18,500	573,500
Willis Group Holdings, Ltd.
(United Kingdom)	11,960	297,565
		9,228,047

Investment banking/Brokerage (1.3%)
Goldman Sachs Group, Inc. (The)	7,370	621,954
Merrill Lynch & Co., Inc.	97,790	1,138,276
State Street Corp.	3,860	151,814
		1,912,044

Lodging/Tourism (0.3%)
Wyndham Worldwide Corp.	69,360	454,308
		454,308

Machinery (—%)
CNH Global NV (Netherlands)	3,134	51,836
		51,836

Manufacturing (1.1%)
Teleflex, Inc.	30,680	1,537,068
Thomas & Betts Corp. †	4,930	118,419
		1,655,487

Medical technology (0.9%)
Covidien, Ltd.	36,207	1,312,142
		1,312,142

Natural gas utilities (1.3%)
Energen Corp.	38,620	1,132,725
Questar Corp.	21,760	711,334
		1,844,059

Oil and gas (15.9%)
Chevron Corp.	3,820	282,565
ConocoPhillips	62,130	3,218,334
Exxon Mobil Corp.	94,080	7,510,406
Marathon Oil Corp.	116,650	3,191,544
Occidental Petroleum Corp.	56,040	3,361,840
Total SA (France)	89,640	4,907,533
Total SA ADR (France)	10	553
Valero Energy Corp.	22,300	482,572
		22,955,347

Pharmaceuticals (9.0%)
Abbott Laboratories	10,060	536,902
Eli Lilly & Co.	96,580	3,889,277
Johnson & Johnson	54,620	3,267,915
Merck & Co., Inc.	75,570	2,297,328

COMMON STOCKS (94.5%)* continued

	Shares	Value

Pharmaceuticals continued
Pfizer, Inc.	85,864	$1,520,651
Wyeth	40,760	1,528,908
		13,040,981

Power producers (0.3%)
AES Corp. (The) †	57,290	472,070
		472,070

Railroads (0.2%)
Union Pacific Corp.	4,720	225,616
		225,616

Real estate (1.9%)
Annaly Capital Management, Inc. (R)	171,330	2,719,007
		2,719,007

Regional Bells (8.3%)
AT&T, Inc.	170,710	4,865,235
Verizon Communications, Inc.	210,570	7,138,323
		12,003,558

Retail (3.5%)
Big Lots, Inc. †	35,070	508,164
CVS Caremark Corp.	75,950	2,182,803
Foot Locker, Inc.	46,970	344,760
TJX Cos., Inc. (The)	98,858	2,033,509
		5,069,236

Semiconductor (1.9%)
Applied Materials, Inc.	40,330	408,543
Atmel Corp. †	574,300	1,797,559
KLA-Tencor Corp.	7,210	157,106
Varian Semiconductor Equipment †	23,110	418,753
		2,781,961

Software (0.5%)
Microsoft Corp.	10,830	210,535
Symantec Corp. †	36,290	490,641
		701,176

Tobacco (0.9%)
Philip Morris International, Inc.	30,490	1,326,620
		1,326,620

Waste Management (0.3%)
Waste Management, Inc.	12,609	417,863
		417,863

Total common stocks (cost $156,233,741)		$136,259,316

CONVERTIBLE PREFERRED STOCKS (2.3%)*

	Shares	Value

Mylan, Inc. 6.50% cv. pfd.	3,100	$2,005,607
Platinum Underwriters Holdings,
Ltd. Ser. A, 6.00% cv. pfd. (Bermuda)	44,420	1,329,220

Total convertible preferred stocks (cost $3,743,535)		$3,334,827

120

Putnam VT Equity Income Fund

CONVERTIBLE BONDS AND NOTES (0.9%)*

	Principal amount	Value

Prudential
Financial, Inc. cv. sr. unsec.
notes FRN 0.366s, 2037	$1,380,000	$1,306,170

Total convertible bonds and notes (cost $1,266,975)		$1,306,170

SHORT-TERM INVESTMENTS (2.6%)*

	Shares	Value

Federated Prime Obligations Fund	3,792,310	$3,792,310

Total short-term investments (cost $3,792,310)		$3,792,310

Total investments (cost $165,036,561)		$144,692,623

See page 295 for Notes to the Portfolios.

121

Putnam VT The George Putnam Fund of Boston

The fund’s portfolio
12/31/08

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (107.9%)*

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage
Association Pass-Through
Certificates 6 1/2s, TBA, January 1, 2039	$4,000,000	$4,161,875
		4,161,875

U.S. Government Agency Mortgage Obligations (105.9%)
Federal National Mortgage Association
Pass-Through Certificates
7s, TBA, January 1, 2039	1,000,000	1,047,344
6 1/2s, TBA, February 1, 2039	1,000,000	1,035,625
6 1/2s, TBA, January 1, 2039	8,000,000	8,313,750
5 1/2s, TBA, January 1, 2039	70,000,000	71,815,625
5 1/2s, TBA, January 1, 2024	5,000,000	5,151,172
5s, TBA, February 1, 2039	7,000,000	7,130,430
5s, TBA, January 1, 2039	114,000,000	116,493,750
4 1/2s, TBA, February 1, 2039	1,000,000	1,010,000
4 1/2s, TBA, January 1, 2039	11,000,000	11,161,563
4 1/2s, TBA, January 1, 2024	5,000,000	5,114,063
		228,273,322

Total U.S. government and agency mortgage obligations
(cost $229,948,868)		$232,435,197

COMMON STOCKS (52.4%)*

	Shares	Value

Basic materials (1.8%)
Alcoa, Inc.	23,600	$265,736
Dow Chemical Co. (The)	12,900	194,661
E.I. du Pont de Nemours & Co.	34,200	865,260
Lubrizol Corp. (The)	3,400	123,726
Nucor Corp.	15,800	729,960
Potash Corp. of Saskatchewan, Inc.
(Canada)	4,400	322,168
PPG Industries, Inc.	10,800	458,244
United States Steel Corp.	5,500	204,600
Weyerhaeuser Co.	23,100	707,091
		3,871,446

Capital goods (2.9%)
Autoliv, Inc. (Sweden)	5,700	122,322
Boeing Co. (The)	9,950	424,567
Caterpillar, Inc.	11,000	491,370
Deere (John) & Co.	12,800	490,496
Eaton Corp.	2,700	134,217
Emerson Electric Co.	15,100	552,811
General Dynamics Corp.	5,200	299,468
Lockheed Martin Corp.	19,000	1,597,520
Northrop Grumman Corp.	7,100	319,784
Parker-Hannifin Corp.	8,100	344,574
Raytheon Co.	12,700	648,208
United Technologies Corp.	14,600	782,560
		6,207,897

COMMON STOCKS (52.4%)* continued

	Shares	Value

Communication services (4.4%)
AT&T, Inc.	176,100	$5,018,850
Comcast Corp. Class A	40,100	676,888
Qwest Communications
International, Inc.	41,500	151,060
Verizon Communications, Inc.	107,540	3,645,606
		9,492,404

Conglomerates (2.0%)
3M Co.	3,700	212,898
General Electric Co.	212,600	3,444,120
Honeywell International, Inc.	19,400	636,902
		4,293,920

Consumer cyclicals (2.3%)
Amazon.com, Inc. †	3,600	184,608
D.R. Horton, Inc.	23,100	163,317
Home Depot, Inc. (The)	29,600	681,392
JC Penney Co., Inc. (Holding Co.)	6,300	124,110
Lowe’s Cos., Inc.	7,900	170,008
Marriott International, Inc. Class A	15,600	303,420
Staples, Inc.	16,700	299,264
TJX Cos., Inc. (The)	48,400	995,588
Viacom, Inc. Class B †	32,200	613,732
Wal-Mart Stores, Inc.	12,700	711,962
Walt Disney Co. (The)	24,700	560,443
Whirlpool Corp.	5,500	227,425
		5,035,269

Consumer staples (6.6%)
BJ’s Wholesale Club, Inc. †	8,000	274,080
Clorox Co.	22,300	1,238,988
CVS Caremark Corp.	47,100	1,353,654
Energizer Holdings, Inc. †	2,400	129,936
General Mills, Inc.	18,600	1,129,950
Genuine Parts Co.	2,100	79,506
H.J. Heinz Co.	7,000	263,200
Kimberly-Clark Corp.	22,200	1,170,828
Kraft Foods, Inc. Class A #	45,502	1,221,729
Kroger Co.	45,000	1,188,450
McDonald’s Corp.	10,900	677,871
Newell Rubbermaid, Inc.	36,100	353,058
Philip Morris International, Inc.	43,380	1,887,464
Procter & Gamble Co. (The)	31,300	1,934,966
Robert Half International, Inc.	6,000	124,920
Safeway, Inc.	19,900	473,023
SYSCO Corp.	8,000	183,520
Yum! Brands, Inc.	13,200	415,800
		14,100,943

Energy (6.8%)
Chevron Corp.	46,800	3,461,796
ConocoPhillips	23,800	1,232,840

122

Putnam VT The George Putnam Fund of Boston

COMMON STOCKS (52.4%)* continued

	Shares	Value

Energy continued
Devon Energy Corp.	17,000	$1,117,070
EOG Resources, Inc.	11,900	792,302
Exxon Mobil Corp.	44,400	3,544,452
Hess Corp.	7,400	396,936
Marathon Oil Corp.	47,500	1,299,600
National-Oilwell Varco, Inc. †	10,000	244,400
Noble Corp.	7,400	163,466
Occidental Petroleum Corp.	21,100	1,265,789
Schlumberger, Ltd.	4,200	177,786
Sunoco, Inc.	1,400	60,844
Total SA ADR (France)	17,500	967,750
		14,725,031

Financials (9.5%)
ACE, Ltd. (Switzerland)	13,600	719,712
Allstate Corp. (The)	43,200	1,415,232
Assurant, Inc.	6,200	186,000
Axis Capital Holdings, Ltd.
(Bermuda)	11,384	331,502
Bank of America Corp.	132,230	1,861,798
Bank of New York Mellon Corp. (The)	34,500	977,385
BB&T Corp.	23,500	645,310
Chubb Corp. (The)	22,400	1,142,400
Citigroup, Inc.	14,000	93,940
Everest Re Group, Ltd. (Bermuda)	3,300	251,262
Goldman Sachs Group, Inc. (The)	22,980	1,939,282
JPMorgan Chase & Co.	127,400	4,016,922
KeyCorp	13,900	118,428
PNC Financial Services Group	7,500	367,500
RenaissanceRe Holdings, Ltd.
(Bermuda)	13,900	716,684
T. Rowe Price Group, Inc.	16,200	574,128
Travelers Cos., Inc. (The)	31,600	1,428,320
U.S. Bancorp	15,300	382,653
W.R. Berkley Corp.	12,700	393,700
Wells Fargo & Co.	95,000	2,800,600
		20,362,758

Health care (8.2%)
AmerisourceBergen Corp.	11,800	420,788
Baxter International, Inc.	15,900	852,081
Boston Scientific Corp. †	38,700	299,538
Bristol-Myers Squibb Co.	22,500	523,125
Covidien, Ltd.	32,625	1,182,330
Eli Lilly & Co.	10,300	414,781
Endo Pharmaceuticals
Holdings, Inc. †	7,200	186,336
Forest Laboratories, Inc. †	7,200	183,384
Hospira, Inc. †	39,100	1,048,662
Humana, Inc. †	4,500	167,760
Johnson & Johnson	27,900	1,669,257

COMMON STOCKS (52.4%)* continued

	Shares	Value

Health care continued
King Pharmaceuticals, Inc. †	24,400	$259,128
McKesson Corp.	26,500	1,026,345
Medco Health Solutions, Inc. †	10,800	452,628
Medtronic, Inc.	26,000	816,920
Merck & Co., Inc.	56,100	1,705,440
Pfizer, Inc.	214,800	3,804,108
UnitedHealth Group, Inc.	9,600	255,360
WellPoint, Inc. †	22,400	943,712
Wyeth	41,500	1,556,665
		17,768,348

Technology (3.7%)
Accenture, Ltd. Class A (Bermuda)	21,700	711,543
Apple, Inc. †	1,200	102,420
Applied Materials, Inc.	82,900	839,777
Atmel Corp. †	82,000	256,660
Cisco Systems, Inc. †	14,200	231,460
eBay, Inc. †	10,400	145,184
Electronic Arts, Inc. †	18,200	291,928
EMC Corp. †	34,300	359,121
Hewlett-Packard Co. #	22,900	831,041
IBM Corp.	16,200	1,363,392
Intel Corp.	32,300	473,518
Microsoft Corp.	56,700	1,102,248
Nokia OYJ ADR (Finland)	56,800	886,080
Oracle Corp. †	14,800	262,404
Texas Instruments, Inc.	11,800	183,136
		8,039,912

Transportation (0.8%)
AMR Corp. †	14,200	151,514
Burlington Northern Santa Fe Corp.	4,300	325,553
Union Pacific Corp.	3,900	186,420
United Parcel Service, Inc. Class B	16,300	899,108
US Airways Group, Inc. †	7,800	60,294
		1,622,889

Utilities and power (3.4%)
Dominion Resources, Inc.	6,300	225,792
DTE Energy Co.	8,500	303,195
Duke Energy Corp.	24,300	364,743
Edison International	41,400	1,329,768
Energen Corp.	8,400	246,372
Entergy Corp.	14,220	1,182,109
Exelon Corp.	6,000	333,660
FirstEnergy Corp.	14,100	684,978
FPL Group, Inc.	8,300	417,739
PG&E Corp.	34,240	1,325,430
Sempra Energy	9,600	409,248
Wisconsin Energy Corp.	12,800	537,344
		7,360,378

Total common stocks (cost $129,232,781)		$112,881,195

123

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)*

	Principal amount	Value

Adjustable Rate Mortgage Trust FRB
Ser. 04-5, Class 3A1, 4.948s, 2035	$263,061	$155,206
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.335s, 2029	168,702	179,960
FRB Ser. 97-D5, Class A5,
6.935s, 2043	73,000	44,033
Banc of America
Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	160,000	131,164
Ser. 04-3, Class A5, 5.319s, 2039	580,000	494,574
Ser. 07-5, Class XW, Interest Only
(IO), 0.44s, 2051	3,903,258	58,748
Ser. 07-1, Class XW, IO,
0.291s, 2049	2,490,582	27,650
Ser. 06-1, Class XC, IO,
0.067s, 2045	3,758,675	13,812
Banc of America
Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	100,000	64,186
Ser. 04-4, Class XC, IO,
0.285s, 2042	4,005,170	36,401
Ser. 04-5, Class XC, IO,
0.203s, 2041	6,152,249	44,443
Ser. 02-PB2, Class XC, IO,
0.183s, 2035	2,302,726	46,515
Ser. 06-5, Class XC, IO,
0.102s, 2016	13,157,137	97,214
Ser. 05-1, Class XW, IO,
0.101s, 2042	40,621,396	69,521
Ser. 06-4, Class XC, IO,
0.088s, 2046	6,379,291	38,347
Ser. 05-4, Class XC, IO,
0.083s, 2045	10,981,850	42,063
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.99s, 2036	72,559	34,103
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H,
2.145s, 2018	26,000	15,993
FRB Ser. 04-BBA4, Class G,
1.895s, 2018	61,000	54,223
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K,
3.195s, 2022	111,000	90,000
FRB Ser. 05-MIB1, Class J,
2.245s, 2022	244,000	158,307
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1,
4.67s, 2033	33,099	23,997
Ser. 05-E, Class 2, IO, 0.3s, 2035	3,843,355	10,659
Ser. 04-D, Class 2A, IO, 0.16s, 2034	1,313,375	462
Banc of America Structured
Security Trust 144A Ser. 02-X1,
Class A3, 5.436s, 2033	107,253	105,511

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Bayview Commercial Asset Trust 144A
Ser. 06-4A, IO, 2.331s, 2036	$139,707	$13,440
Ser. 04-2, IO, 2.22s, 2034	805,778	26,430
Ser. 04-3, IO, 2.15s, 2035	385,181	12,634
Ser. 06-2A, IO, 1.798s, 2036	359,664	21,580
Ser. 05-3A, IO, 1.6s, 2035	1,835,543	110,133
Ser. 05-1A, IO, 1.6s, 2035	607,493	21,080
Ser. 07-5A, IO, 1.55s, 2037	1,181,675	89,453
Ser. 07-2A, IO, 1.3s, 2037	1,958,418	150,798
Ser. 07-1, Class S, IO, 1.211s, 2037	1,590,017	102,556
FRB Ser. 05-1A, Class A1,
0.771s, 2035	138,008	104,886
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2,
6 1/4s, 2036	878,652	307,528
Ser. 04-9, Class 1A1, 5.92s, 2034	15,821	9,085
FRB Ser. 05-7, Class 23A1,
5.649s, 2035	23,662	11,087
Bear Stearns Commercial
Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.186s, 2032	151,000	110,015
Ser. 04-PR3I, Class X1, IO,
0.326s, 2041	948,886	11,181
Ser. 05-PWR9, Class X1,
IO, 0.11s, 2042	6,816,993	34,426
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.689s, 2038	2,128,360	53,337
Ser. 06-PW14, Class X1, IO,
0.076s, 2038	2,289,644	19,737
Ser. 07-PW15, Class X1, IO,
0.066s, 2044	8,849,183	51,856
Ser. 05-PW10, Class X1, IO,
0.056s, 2040	17,105,354	39,171
Bear Stearns Small Balance Commercial
Trust 144A Ser. 06-1A, Class AIO,
IO, 1s, 2034	701,400	6,850
Chase Commercial Mortgage Securities
Corp. Ser. 00-3, Class A2, 7.319s, 2032	64,815	63,922
Chase Commercial
Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	580,000	546,472
Ser. 98-1, Class G, 6.56s, 2030	148,000	129,353
Ser. 98-1, Class H, 6.34s, 2030	227,000	173,272
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014	905,000	508,677
Ser. 08-C7, Class A2A, 6.034s, 2049	495,000	340,959
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO,
6.179s, 2037	550,137	37,134
FRB Ser. 06-AR7, Class 2A2A,
5.649s, 2036	95,708	43,068

124

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.377s, 2049	$3,578,706	$55,112
Ser. 06-CD2, Class X, IO,
0.086s, 2046	10,647,718	25,854
Ser. 07-CD4, Class XC, IO,
0.059s, 2049	11,969,571	57,454
Commercial Mortgage
Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	260,000	213,608
Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B, 6.02s, 2017	224,000	162,029
Commercial Mortgage
Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	131,000	55,779
Ser. 06-CN2A, Class J, 5.57s, 2019	105,000	44,381
FRB Ser. 01-J2A, Class A2F,
1.54s, 2034	211,000	160,360
Ser. 03-LB1A, Class X1, IO,
0.449s, 2038	1,148,089	32,732
Ser. 05-LP5, Class XC, IO,
0.102s, 2043	10,604,499	50,397
Ser. 06-C8, Class XS, IO,
0.066s, 2046	6,433,845	27,163
Ser. 05-C6, Class XC, IO,
0.064s, 2044	12,241,616	37,964
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO,
7.129s, 2034	10,480	435
Ser. 06-45T1, Class 2A2, 6s, 2037	32,350	14,370
Ser. 06-J8, Class A4, 6s, 2037	26,736	11,341
Ser. 05-24, Class 1AX, IO,
0.737s, 2035	1,633,162	20,159
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.707s, 2035	40,383	20,191
Ser. 05-9, Class 1X, IO, 3.126s, 2035	997,053	14,060
Ser. 05-2, Class 2X, IO, 1.16s, 2035	1,042,504	14,253
Countrywide Home Loans
144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	118,532	112,999
IFB Ser. 05-R1, Class 1AS, IO,
4.549s, 2035	1,035,935	65,367
IFB Ser. 05-R2, Class 1AS, IO,
4.202s, 2035	625,215	36,763
Credit Suisse Mortgage
Capital Certificates
FRB Ser. 07-C4, Class A2,
5.81s, 2039	590,000	423,795
Ser. 06-C5, Class AX, IO,
0.091s, 2039	4,102,759	23,657

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

Principal amount		Value

Credit Suisse Mortgage
Capital Certificates 144A
Ser. 07-C2, Class AX, IO,
0.114s, 2049	$16,066,388	$82,196
Ser. 06-C4, Class AX, IO,
0.113s, 2039	9,831,680	78,736
Ser. 07-C1, Class AX, IO,
0.07s, 2040	11,208,323	44,508
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	385,000	269,500
CS First Boston
Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	216,000	222,069
Ser. 04-C2, Class A2, 5.416s, 2036 (F)	650,000	449,019
CS First Boston
Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J,
2.145s, 2020	25,000	16,250
FRB Ser. 04-TF2A, Class J,
2.145s, 2016	189,000	103,950
FRB Ser. 05-TF2A, Class J,
2.095s, 2020	91,320	50,226
FRB Ser. 04-TF2A, Class H,
1.895s, 2019	81,000	52,650
Ser. 01-CK1, Class AY, IO,
0.78s, 2035	7,960,540	88,362
Ser. 04-C4, Class AX, IO,
0.532s, 2039	1,512,037	19,392
Ser. 02-CP3, Class AX, IO,
0.423s, 2035	2,286,263	63,248
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	278,819	279,070
Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	195,353
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	129,500
Fannie Mae
IFB Ser. 07-80, Class AS,
45.59s, 2037	113,626	149,476
IFB Ser. 07-75, Class CS,
42.201s, 2037	178,938	241,778
IFB Ser. 06-62, Class PS,
37.073s, 2036	175,705	229,846
IFB Ser. 07-W7, Class 1A4,
36.353s, 2037	180,225	207,258
IFB Ser. 07-81, Class SC,
34.973s, 2037	180,861	222,803
IFB Ser. 06-104, Class GS,
32.167s, 2036	123,286	150,652
IFB Ser. 06-104, Class ES,
31.094s, 2036	217,148	271,800
IFB Ser. 07-96, Class AS,
27.794s, 2037	220,637	248,378
IFB Ser. 05-37, Class SU,
27.315s, 2035	267,358	323,111
IFB Ser. 06-49, Class SE,
27.115s, 2036	285,113	345,989

125

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-60, Class AK,
26.915s, 2036	$147,303	$177,145
IFB Ser. 06-60, Class TK,
26.715s, 2036	83,979	100,022
IFB Ser. 06-115, Class ES,
24.675s, 2036	186,233	220,727
IFB Ser. 05-57, Class CD,
23.358s, 2035	147,933	168,168
IFB Ser. 05-115, Class NQ,
23.17s, 2036	97,604	108,098
IFB Ser. 05-74, Class CP,
23.022s, 2035	173,124	185,094
IFB Ser. 05-99, Class SA,
22.839s, 2035	202,156	230,702
IFB Ser. 05-45, Class DA,
22.692s, 2035	317,691	359,840
IFB Ser. 05-45, Class DC,
22.582s, 2035	264,743	299,709
IFB Ser. 06-60, Class CS,
22.362s, 2036	90,244	99,729
IFB Ser. 05-57, Class DC,
20.243s, 2034	236,585	260,621
IFB Ser. 05-95, Class OP,
18.9s, 2035	127,660	125,299
IFB Ser. 05-45, Class PC,
18.836s, 2034	117,745	118,007
IFB Ser. 05-74, Class SK,
18.834s, 2035	319,918	347,888
IFB Ser. 05-74, Class CS,
18.724s, 2035	196,822	216,809
IFB Ser. 05-106, Class JC,
18.663s, 2035	87,453	94,901
IFB Ser. 05-114, Class SP,
18.284s, 2036	122,115	127,906
IFB Ser. 05-83, Class QP,
16.169s, 2034	74,791	77,973
IFB Ser. 05-72, Class SB,
15.697s, 2035	199,029	209,681
IFB Ser. 07-W6, Class 6A2, IO,
7.329s, 2037	209,299	18,314
IFB Ser. 06-90, Class SE, IO,
7.329s, 2036	231,673	22,312
IFB Ser. 03-66, Class SA, IO,
7.179s, 2033	344,410	28,167
IFB Ser. 04-17, Class ST, IO,
7.129s, 2034	46,629	5,697
IFB Ser. 07-W6, Class 5A2, IO,
6.819s, 2037	321,406	25,102
IFB Ser. 07-W4, Class 4A2, IO,
6.809s, 2037	1,629,077	127,231
IFB Ser. 07-W2, Class 3A2, IO,
6.809s, 2037	424,406	33,146
IFB Ser. 06-115, Class BI, IO,
6.789s, 2036	379,973	32,468

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-113, Class AI, IO,
6.759s, 2036	$73,176	$6,611
IFB Ser. 05-113, Class DI, IO,
6.759s, 2036	2,501,376	201,236
IFB Ser. 05-52, Class DC, IO,
6.729s, 2035	210,586	23,002
IFB Ser. 06-60, Class SI, IO,
6.679s, 2036	439,463	37,618
IFB Ser. 06-60, Class UI, IO,
6.679s, 2036	178,351	15,832
IFB Ser. 07-W7, Class 3A2, IO,
6.659s, 2037	531,505	58,864
IFB Ser. 03-122, Class SA, IO,
6.629s, 2028	584,884	34,031
IFB Ser. 03-122, Class SJ, IO,
6.629s, 2028	603,714	34,981
IFB Ser. 06-60, Class DI, IO,
6.599s, 2035	207,455	16,202
IFB Ser. 04-60, Class SW, IO,
6.579s, 2034	881,038	73,214
IFB Ser. 05-65, Class KI, IO,
6.529s, 2035	1,545,236	118,829
IFB Ser. 08-01, Class GI, IO,
6.489s, 2037	1,809,679	150,384
IFB Ser. 07-32, Class JS, IO,
6.319s, 2037	95,247	8,012
IFB Ser. 07-23, Class SI, IO,
6.299s, 2037	352,427	26,664
IFB Ser. 07-54, Class CI, IO,
6.289s, 2037	254,295	19,989
IFB Ser. 07-39, Class PI, IO,
6.289s, 2037	274,746	20,377
IFB Ser. 07-28, Class SE, IO,
6.279s, 2037	306,899	23,883
IFB Ser. 06-128, Class SH, IO,
6.279s, 2037	336,654	25,894
IFB Ser. 06-56, Class SM, IO,
6.279s, 2036	842,469	65,811
IFB Ser. 05-73, Class SI, IO,
6.279s, 2035	197,951	14,868
IFB Ser. 05-12, Class SC, IO,
6.279s, 2035	275,064	27,231
IFB Ser. 05-17, Class ES, IO,
6.279s, 2035	381,723	34,920
IFB Ser. 05-17, Class SY, IO,
6.279s, 2035	177,699	16,205
IFB Ser. 07-W5, Class 2A2, IO,
6.269s, 2037	169,549	13,988
IFB Ser. 07-30, Class IE, IO,
6.269s, 2037	855,783	88,073
IFB Ser. 06-123, Class CI, IO,
6.269s, 2037	680,101	52,634
IFB Ser. 06-123, Class UI, IO,
6.269s, 2037	302,481	24,199

126

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-82, Class SY, IO,
6.259s, 2035	$769,358	$58,164
IFB Ser. 05-45, Class EW, IO,
6.249s, 2035	689,678	54,845
IFB Ser. 05-45, Class SR, IO,
6.249s, 2035	1,038,920	81,468
Ser. 05-3, Class GS, IO, 6.229s,
2035	112,985	8,833
IFB Ser. 07-15, Class BI, IO,
6.229s, 2037	488,082	38,605
IFB Ser. 06-16, Class SM, IO,
6.229s, 2036	232,034	19,660
IFB Ser. 05-95, Class CI, IO,
6.229s, 2035	459,930	41,808
IFB Ser. 05-84, Class SG, IO,
6.229s, 2035	754,460	62,696
IFB Ser. 05-57, Class NI, IO,
6.229s, 2035	154,499	14,111
IFB Ser. 05-54, Class SA, IO,
6.229s, 2035	729,734	57,571
IFB Ser. 05-23, Class SG, IO,
6.229s, 2035	572,321	48,918
IFB Ser. 05-17, Class SA, IO,
6.229s, 2035	505,080	39,702
IFB Ser. 05-17, Class SE, IO,
6.229s, 2035	549,247	45,400
IFB Ser. 05-83, Class QI, IO,
6.219s, 2035	125,063	12,242
IFB Ser. 06-128, Class GS, IO,
6.209s, 2037	284,947	21,881
IFB Ser. 06-114, Class IS, IO,
6.179s, 2036	347,303	26,151
IFB Ser. 06-116, Class ES, IO,
6.179s, 2036	166,740	12,966
IFB Ser. 06-116, Class LS, IO,
6.179s, 2036	79,141	6,906
IFB Ser. 06-115, Class GI, IO,
6.169s, 2036	334,452	27,359
IFB Ser. 06-115, Class IE, IO,
6.169s, 2036	262,823	25,167
IFB Ser. 06-117, Class SA, IO,
6.169s, 2036	391,254	29,691
IFB Ser. 06-121, Class SD, IO,
6.169s, 2036	656,109	49,602
IFB Ser. 06-109, Class SG, IO,
6.159s, 2036	469,571	37,284
IFB Ser. 06-104, Class SY, IO,
6.149s, 2036	179,513	13,795
IFB Ser. 06-109, Class SH, IO,
6.149s, 2036	350,415	30,869
IFB Ser. 06-111, Class SA, IO,
6.149s, 2036	82,997	6,349
Ser. 06-104, Class SG, IO,
6.129s, 2036	328,960	23,355

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-W6, Class 4A2, IO,
6.129s, 2037	$1,330,888	$102,345
IFB Ser. 06-128, Class SC, IO,
6.129s, 2037	1,102,645	84,020
IFB Ser. 06-43, Class SI, IO,
6.129s, 2036	341,087	26,178
IFB Ser. 06-44, Class IS, IO,
6.129s, 2036	570,421	43,383
IFB Ser. 06-8, Class JH, IO,
6.129s, 2036	1,223,159	95,675
IFB Ser. 05-122, Class SG, IO,
6.129s, 2035	236,669	23,475
IFB Ser. 05-95, Class OI, IO,
6.119s, 2035	80,619	9,525
IFB Ser. 06-92, Class JI, IO,
6.109s, 2036	226,403	24,264
IFB Ser. 06-92, Class LI, IO,
6.109s, 2036	387,471	29,028
IFB Ser. 06-96, Class ES, IO,
6.109s, 2036	428,250	32,718
IFB Ser. 06-99, Class AS, IO,
6.109s, 2036	238,155	18,910
IFB Ser. 06-85, Class TS, IO,
6.089s, 2036	636,561	48,972
IFB Ser. 06-61, Class SE, IO,
6.079s, 2036	658,044	45,974
IFB Ser. 07-75, Class PI, IO,
6.069s, 2037	426,904	33,292
IFB Ser. 07-76, Class SA, IO,
6.069s, 2037	480,023	27,637
IFB Ser. 07-W7, Class 2A2, IO,
6.059s, 2037	1,111,172	108,573
IFB Ser. 07-88, Class MI, IO,
6.049s, 2037	79,893	9,750
Ser. 06-94, Class NI, IO,
6.029s, 2036	161,217	11,382
IFB Ser. 07-116, Class IA, IO,
6.029s, 2037	1,738,352	124,987
IFB Ser. 07-103, Class AI, IO,
6.029s, 2037	1,926,207	136,722
IFB Ser. 07-1, Class NI, IO,
6.029s, 2037	974,068	78,136
IFB Ser. 07-15, Class NI, IO,
6.029s, 2022	433,142	31,663
Ser. 08-76, Class JI, IO, 6s, 2038	462,728	42,802
Ser. 383, Class 28, IO, 6s, 2038	487,440	45,088
Ser. 383, Class 29, IO, 6s, 2038	438,389	40,551
IFB Ser. 08-3, Class SC, IO,
5.979s, 2038	93,937	8,810
IFB Ser. 07-109, Class XI, IO,
5.979s, 2037	287,805	25,507
IFB Ser. 07-109, Class YI, IO,
5.979s, 2037	419,291	31,884
IFB Ser. 07-W8, Class 2A2, IO,
5.979s, 2037	716,834	49,943

127

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-88, Class JI, IO,
5.979s, 2037	$577,465	$43,233
IFB Ser. 07-54, Class KI, IO,
5.969s, 2037	215,200	15,186
IFB Ser. 07-30, Class JS, IO,
5.969s, 2037	698,141	54,525
IFB Ser. 07-30, Class LI, IO,
5.969s, 2037	1,074,840	91,415
IFB Ser. 07-W2, Class 1A2, IO,
5.959s, 2037	302,859	20,958
IFB Ser. 07-106, Class SN, IO,
5.939s, 2037	431,821	32,614
IFB Ser. 07-54, Class IA, IO,
5.939s, 2037	377,472	27,562
IFB Ser. 07-54, Class IB, IO,
5.939s, 2037	377,472	27,562
IFB Ser. 07-54, Class IC, IO,
5.939s, 2037	377,472	27,562
IFB Ser. 07-54, Class ID, IO,
5.939s, 2037	377,472	27,562
IFB Ser. 07-54, Class IE, IO,
5.939s, 2037	377,472	27,562
IFB Ser. 07-54, Class IF, IO,
5.939s, 2037	561,153	47,524
IFB Ser. 07-54, Class NI, IO,
5.939s, 2037	309,229	22,137
IFB Ser. 07-54, Class UI, IO,
5.939s, 2037	447,260	22,296
IFB Ser. 07-109, Class AI, IO,
5.929s, 2037	1,491,234	107,220
IFB Ser. 07-91, Class AS, IO,
5.929s, 2037	277,993	21,378
IFB Ser. 07-91, Class HS, IO,
5.929s, 2037	299,727	24,552
IFB Ser. 07-15, Class CI, IO,
5.909s, 2037	1,269,178	92,081
IFB Ser. 06-115, Class JI, IO,
5.909s, 2036	922,100	72,016
IFB Ser. 07-109, Class PI, IO,
5.879s, 2037	425,755	30,260
IFB Ser. 06-123, Class LI, IO,
5.849s, 2037	609,746	46,091
IFB Ser. 08-1, Class NI, IO,
5.779s, 2037	819,422	54,819
IFB Ser. 07-116, Class BI, IO,
5.779s, 2037	1,586,786	106,156
IFB Ser. 08-01, Class AI, IO,
5.779s, 2037	2,207,039	140,434
IFB Ser. 08-10, Class GI, IO,
5.759s, 2038	566,005	34,288
IFB Ser. 08-13, Class SA, IO,
5.749s, 2038	88,912	6,582
IFB Ser. 08-1, Class HI, IO,
5.729s, 2037	1,025,076	64,211

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-39, Class AI, IO,
5.649s, 2037	$663,476	$49,827
IFB Ser. 07-32, Class SD, IO,
5.639s, 2037	447,245	34,609
IFB Ser. 07-30, Class UI, IO,
5.629s, 2037	366,879	24,762
IFB Ser. 07-32, Class SC, IO,
5.629s, 2037	593,842	40,895
IFB Ser. 07-1, Class CI, IO,
5.629s, 2037	426,814	29,030
IFB Ser. 05-74, Class SE, IO,
5.629s, 2035	1,462,680	99,629
IFB Ser. 08-66, Class SG, IO,
5.599s, 2038	469,321	30,330
IFB Ser. 05-14, Class SE, IO,
5.579s, 2035	152,728	10,256
IFB Ser. 05-58, Class IK, IO,
5.529s, 2035	573,971	35,071
IFB Ser. 08-1, Class BI, IO,
5.439s, 2038	621,144	39,595
IFB Ser. 07-75, Class ID, IO,
5.399s, 2037	322,983	21,457
Ser. 06-W3, Class 1AS, IO,
4.591s, 2046	1,427,781	91,092
Ser. 03-W12, Class 2, IO,
2.219s, 2043	841,203	30,544
Ser. 03-W10, Class 3, IO,
1.934s, 2043	515,499	21,010
Ser. 03-W10, Class 1, IO,
1.913s, 2043	2,872,325	88,167
Ser. 03-W8, Class 12, IO,
1.634s, 2042	2,034,120	77,060
Ser. 03-W17, Class 12, IO,
1.148s, 2033	782,725	20,813
Ser. 03-T2, Class 2, IO,
0.809s, 2042	2,916,054	55,937
Ser. 03-W3, Class 2IO1, IO,
0.681s, 2042	282,286	4,534
Ser. 03-W6, Class 51, IO,
0.671s, 2042	865,523	14,921
Ser. 01-T12, Class IO,
0.565s, 2041	1,396,382	20,824
Ser. 03-W2, Class 1, IO,
0.466s, 2042	1,489,447	17,030
Ser. 03-W3, Class 1, IO,
0.439s, 2042	3,040,150	32,459
Ser. 02-T1, Class IO, IO,
0.425s, 2031	1,265,056	11,773
Ser. 03-W6, Class 3, IO,
0.368s, 2042	1,226,110	10,661
Ser. 03-W6, Class 23, IO,
0.352s, 2042	1,289,416	10,734
Ser. 03-W4, Class 3A, IO,
0.351s, 2042	1,202,812	7,326

128

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
Ser. 08-33, Principal Only (PO),
zero %, 2038	$94,344	$76,419
Ser. 08-9, PO, zero %, 2038	89,626	73,494
Ser. 07-15, Class IM, IO,
zero %, 2009	413,745	311
Ser. 07-16, Class TS, IO,
zero %, 2009	1,729,189	1,402
FRB Ser. 06-115, Class SN,
zero %, 2036	159,414	109,749
FRB Ser. 05-57, Class UL,
zero %, 2035	294,728	276,214
FRB Ser. 05-36, Class QA,
zero %, 2035	62,886	59,375
FRB Ser. 05-65, Class CU,
zero %, 2034	51,195	47,097
FRB Ser. 05-81, Class DF,
zero %, 2033	33,071	31,042
IFB Ser. 06-75, Class FY,
zero %, 2036	64,248	57,878
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO,
7.629s, 2043	197,721	25,704
Ser. T-56, Class A, IO, 0.524s, 2043	1,227,806	15,054
Ser. T-56, Class 3, IO, 0.351s, 2043	869,104	9,022
Ser. T-56, Class 1, IO, 0.283s, 2043	1,131,424	7,819
Ser. T-56, Class 2, IO, 0.02s, 2043	1,026,932	1,928
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	267,836	53,567
First Horizon Alternative Mortgage
Securities FRB Ser. 05-AA10,
Class 2A1, 5.742s, 2035	176,606	90,069
First Union National Bank-Bank of
America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.683s, 2033	3,622,916	87,588
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	346,000	339,762
Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	52,200
First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2,
Class G, 7s, 2035	443,000	259,968
Freddie Mac
IFB Ser. 3339, Class WS,
36.995s, 2037	168,093	224,045
IFB Ser. 3339, Class JS,
35.068s, 2037	145,425	187,656
IFB Ser. 3202, Class PS,
32.07s, 2036	78,963	100,242
IFB Ser. 3331, Class SE,
31.83s, 2037	141,133	175,794
IFB Ser. 3153, Class SX,
27.275s, 2036	76,496	95,271

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3081, Class DC,
23.782s, 2035	$167,114	$191,433
IFB Ser. 3360, Class SC,
22.394s, 2037	244,513	267,742
IFB Ser. 3114, Class GK,
21.62s, 2036	115,690	134,479
IFB Ser. 2976, Class KL,
20.002s, 2035	307,622	345,574
IFB Ser. 2990, Class DP,
19.892s, 2034	262,543	285,169
IFB Ser. 2979, Class AS,
19.892s, 2034	74,102	80,810
IFB Ser. 3149, Class SU,
16.376s, 2036	123,460	131,292
IFB Ser. 2990, Class WP,
13.945s, 2035	174,544	180,587
IFB Ser. 2990, Class LB,
13.891s, 2034	320,846	334,790
IFB Ser. 2927, Class SI, IO,
7s, 2035	421,133	41,224
IFB Ser. 2828, Class GI, IO,
6.305s, 2034	499,557	56,167
IFB Ser. 3184, Class SP, IO,
6.155s, 2033	393,098	31,804
IFB Ser. 2869, Class SH, IO,
6.105s, 2034	222,053	14,510
IFB Ser. 2869, Class JS, IO,
6.055s, 2034	1,051,556	66,544
IFB Ser. 2882, Class LS, IO,
6.005s, 2034	115,745	9,473
IFB Ser. 3203, Class SH, IO,
5.945s, 2036	225,163	18,638
IFB Ser. 2815, Class PT, IO,
5.855s, 2032	497,851	39,826
IFB Ser. 2828, Class TI, IO,
5.855s, 2030	231,018	18,722
IFB Ser. 3397, Class GS, IO,
5.805s, 2037	251,921	21,442
IFB Ser. 3297, Class BI, IO,
5.565s, 2037	1,113,053	87,503
IFB Ser. 3287, Class SD, IO,
5.555s, 2037	434,653	33,837
IFB Ser. 3281, Class BI, IO,
5.555s, 2037	213,183	17,810
IFB Ser. 3281, Class CI, IO,
5.555s, 2037	114,646	9,396
IFB Ser. 3249, Class SI, IO,
5.555s, 2036	174,327	18,993
IFB Ser. 2922, Class SE, IO,
5.555s, 2035	586,699	58,453
IFB Ser. 3045, Class DI, IO,
5.535s, 2035	3,129,827	229,717
IFB Ser. 3236, Class ES, IO,
5.505s, 2036	378,297	31,161

129

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3136, Class NS, IO,
5.505s, 2036	$764,122	$60,354
IFB Ser. 3118, Class SD, IO,
5.505s, 2036	944,720	72,847
IFB Ser. 2927, Class ES, IO,
5.505s, 2035	327,404	22,043
IFB Ser. 2950, Class SM, IO,
5.505s, 2016	642,901	58,205
IFB Ser. 3256, Class S, IO,
5.495s, 2036	432,062	35,904
IFB Ser. 3031, Class BI, IO,
5.495s, 2035	250,361	23,122
IFB Ser. 3370, Class TS, IO,
5.475s, 2037	93,895	8,076
IFB Ser. 3244, Class SB, IO,
5.465s, 2036	304,669	25,770
IFB Ser. 3244, Class SG, IO,
5.465s, 2036	355,367	27,220
IFB Ser. 3236, Class IS, IO,
5.455s, 2036	551,615	41,371
IFB Ser. 2962, Class BS, IO,
5.455s, 2035	1,414,214	96,308
IFB Ser. 3114, Class TS, IO,
5.455s, 2030	1,530,712	122,264
IFB Ser. 3128, Class JI, IO,
5.435s, 2036	875,652	70,578
IFB Ser. 2990, Class LI, IO,
5.435s, 2034	483,279	41,563
IFB Ser. 3240, Class S, IO,
5.425s, 2036	1,060,857	76,904
IFB Ser. 3153, Class JI, IO,
5.425s, 2036	494,088	36,118
IFB Ser. 3065, Class DI, IO,
5.425s, 2035	190,926	17,005
IFB Ser. 3145, Class GI, IO,
5.405s, 2036	719,994	59,832
IFB Ser. 3114, Class GI, IO,
5.405s, 2036	277,322	24,430
IFB Ser. 3339, Class JI, IO,
5.395s, 2037	1,062,163	71,059
IFB Ser. 3218, Class AS, IO,
5.385s, 2036	366,461	26,293
IFB Ser. 3221, Class SI, IO,
5.385s, 2036	446,430	32,163
IFB Ser. 3153, Class UI, IO,
5 3/8s, 2036	1,285,231	120,304
IFB Ser. 3202, Class PI, IO,
5.345s, 2036	1,241,147	90,960
IFB Ser. 3355, Class MI, IO,
5.305s, 2037	296,394	22,332
IFB Ser. 3201, Class SG, IO,
5.305s, 2036	569,235	52,176
IFB Ser. 3203, Class SE, IO,
5.305s, 2036	509,854	44,342

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3171, Class PS, IO,
5.29s, 2036	$467,095	$37,087
IFB Ser. 3152, Class SY, IO,
5.285s, 2036	573,594	52,019
IFB Ser. 3284, Class BI, IO,
5.255s, 2037	352,057	27,142
IFB Ser. 3260, Class SA, IO,
5.255s, 2037	351,002	23,221
IFB Ser. 3199, Class S, IO,
5.255s, 2036	282,772	22,483
IFB Ser. 3284, Class LI, IO,
5.245s, 2037	1,345,789	95,244
IFB Ser. 3281, Class AI, IO,
5.235s, 2037	1,289,737	105,668
IFB Ser. 3311, Class EI, IO,
5.215s, 2037	349,776	26,313
IFB Ser. 3311, Class IA, IO,
5.215s, 2037	533,812	45,171
IFB Ser. 3311, Class IB, IO,
5.215s, 2037	533,812	45,171
IFB Ser. 3311, Class IC, IO,
5.215s, 2037	533,812	45,171
IFB Ser. 3311, Class ID, IO,
5.215s, 2037	533,812	45,171
IFB Ser. 3311, Class IE, IO,
5.215s, 2037	754,671	63,860
IFB Ser. 3375, Class MS, IO,
5.205s, 2037	87,123	6,489
IFB Ser. 3240, Class GS, IO,
5.185s, 2036	637,077	50,953
IFB Ser. 3257, Class SI, IO,
5 1/8s, 2036	277,307	20,789
IFB Ser. 3225, Class JY, IO,
5.095s, 2036	1,211,091	82,623
IFB Ser. 3339, Class TI, IO,
4.945s, 2037	495,615	38,539
IFB Ser. 3284, Class CI, IO,
4.925s, 2037	991,309	66,565
IFB Ser. 3016, Class SQ, IO,
4.915s, 2035	504,928	27,972
IFB Ser. 3397, Class SQ, IO,
4.775s, 2037	434,732	29,128
IFB Ser. 3235, Class SA, IO,
4.755s, 2036	80,479	4,778
Ser. 3327, Class IF, IO, zero %, 2037	213,376	5,590
Ser. 3292, Class DO, PO, zero %, 2037	82,812	75,305
Ser. 3255, Class CO, PO, zero %, 2036	78,256	63,275
FRB Ser. 3349, Class DO, zero %, 2037	124,738	112,641
FRB Ser. 3326, Class YF, zero %, 2037	103,416	95,249
FRB Ser. 3241, Class FH, zero %, 2036	113,104	107,885
FRB Ser. 3231, Class XB, zero %, 2036	84,007	81,764
FRB Ser. 3147, Class SF, zero %, 2036	203,817	145,768
FRB Ser. 3326, Class WF, zero %, 2035	134,683	118,951
FRB Ser. 3003, Class XF, zero %, 2035	277,750	246,710

130

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

Principal amount		Value

GE Capital Commercial
Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.093s, 2019	$24,516,487	$77,274
Ser. 05-C2, Class XC, IO, 0.082s, 2043	6,423,462	26,871
Ser. 05-C3, Class XC, IO, 0.064s, 2045	30,714,327	76,611
GMAC Commercial
Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.896s, 2036	131,000	130,489
Ser. 97-C1, Class X, IO,
1.252s, 2029	140,703	9,005
Ser. 05-C1, Class X1, IO,
0.185s, 2043	11,432,056	78,272
GMAC Commercial
Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	60,300
Ser. 06-C1, Class XC, IO, 0.07s, 2045	17,712,900	47,030
Government National
Mortgage Association
IFB Ser. 07-44, Class SP, 33.77s, 2036	178,224	214,922
IFB Ser. 05-66, Class SP, 17.367s, 2035	161,481	167,324
IFB Ser. 05-7, Class JM, 14.776s, 2034	293,423	307,891
IFB Ser. 08-29, Class SA, IO,
7.273s, 2038	191,393	14,274
IFB Ser. 06-62, Class SI, IO,
6.873s, 2036	385,350	26,742
IFB Ser. 07-1, Class SL, IO,
6.853s, 2037	176,929	12,869
IFB Ser. 07-1, Class SM, IO,
6.843s, 2037	176,929	12,846
IFB Ser. 07-49, Class NY, IO,
6.593s, 2035	1,505,714	106,329
IFB Ser. 07-35, Class TY, IO,
6.393s, 2035	442,445	28,224
IFB Ser. 07-26, Class SG, IO,
6.343s, 2037	588,060	36,136
IFB Ser. 07-9, Class BI, IO,
6.313s, 2037	1,146,372	73,127
IFB Ser. 07-31, Class CI, IO,
6.303s, 2037	271,370	18,644
IFB Ser. 07-25, Class SA, IO,
6.293s, 2037	397,834	25,738
IFB Ser. 07-25, Class SB, IO,
6.293s, 2037	776,407	49,100
IFB Ser. 07-22, Class S, IO,
6.293s, 2037	332,486	25,707
IFB Ser. 07-11, Class SA, IO,
6.293s, 2037	295,251	21,628
IFB Ser. 07-14, Class SB, IO,
6.293s, 2037	279,182	17,440
IFB Ser. 05-84, Class AS, IO,
6.293s, 2035	58,826	4,812
IFB Ser. 07-51, Class SJ, IO,
6.243s, 2037	366,097	27,981
IFB Ser. 07-58, Class PS, IO,
6.193s, 2037	197,994	14,773

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 06-59, Class SD, IO,
6.193s, 2036	$74,075	$4,777
IFB Ser. 07-59, Class PS, IO,
6.163s, 2037	284,939	20,424
IFB Ser. 07-59, Class SP, IO,
6.163s, 2037	425,058	30,948
IFB Ser. 04-59, Class SC, IO,
6.16s, 2034	223,151	19,227
IFB Ser. 07-68, Class PI, IO,
6.143s, 2037	379,788	28,705
IFB Ser. 06-38, Class SG, IO,
6.143s, 2033	1,176,407	63,032
IFB Ser. 07-53, Class SG, IO,
6.093s, 2037	205,937	13,487
IFB Ser. 08-3, Class SA, IO,
6.043s, 2038	683,749	38,509
IFB Ser. 07-79, Class SY, IO,
6.043s, 2037	1,088,637	68,693
IFB Ser. 07-64, Class AI, IO,
6.043s, 2037	1,168,994	67,942
IFB Ser. 07-53, Class ES, IO,
6.043s, 2037	287,834	17,070
IFB Ser. 08-4, Class SA, IO,
6.009s, 2038	1,341,503	78,419
IFB Ser. 07-9, Class DI, IO,
6.003s, 2037	577,620	37,292
IFB Ser. 07-57, Class QA, IO,
5.993s, 2037	705,806	36,173
IFB Ser. 07-58, Class SA, IO,
5.993s, 2037	299,505	17,649
IFB Ser. 07-58, Class SC, IO,
5.993s, 2037	518,144	28,337
IFB Ser. 07-61, Class SA, IO,
5.993s, 2037	375,090	19,347
IFB Ser. 07-53, Class SC, IO,
5.993s, 2037	326,941	18,230
IFB Ser. 07-53, Class SE, IO,
5.993s, 2037	1,160,210	74,521
IFB Ser. 07-27, Class S, IO,
5.993s, 2037	234,340	12,431
IFB Ser. 07-28, Class SG, IO,
5.993s, 2037	81,614	4,327
IFB Ser. 06-26, Class S, IO,
5.993s, 2036	112,983	7,265
IFB Ser. 06-28, Class GI, IO,
5.993s, 2035	501,809	36,720
IFB Ser. 07-58, Class SD, IO,
5.983s, 2037	489,039	26,403
IFB Ser. 07-59, Class SD, IO,
5.963s, 2037	663,159	38,372
IFB Ser. 07-36, Class SA, IO,
5.963s, 2037	103,922	5,487
IFB Ser. 07-36, Class SG, IO,
5.963s, 2037	378,573	33,689

131

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COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 05-65, Class SI, IO,
5.843s, 2035	$533,991	$32,840
IFB Ser. 07-26, Class SD, IO,
5.76s, 2037	577,550	35,000
IFB Ser. 07-17, Class IB, IO,
5.743s, 2037	286,668	21,876
IFB Ser. 06-14, Class S, IO,
5.743s, 2036	436,748	25,195
IFB Ser. 06-11, Class ST, IO,
5.733s, 2036	272,482	15,616
IFB Ser. 07-27, Class SD, IO,
5.693s, 2037	285,186	23,398
IFB Ser. 07-19, Class SJ, IO,
5.693s, 2037	487,543	27,506
IFB Ser. 07-23, Class ST, IO,
5.693s, 2037	578,918	31,681
IFB Ser. 07-8, Class SA, IO,
5.693s, 2037	439,926	24,219
IFB Ser. 07-9, Class CI, IO,
5.693s, 2037	750,009	38,700
IFB Ser. 07-7, Class EI, IO,
5.693s, 2037	504,641	28,475
IFB Ser. 07-7, Class JI, IO,
5.693s, 2037	770,435	40,448
IFB Ser. 07-1, Class S, IO,
5.693s, 2037	631,276	35,733
IFB Ser. 07-3, Class SA, IO,
5.693s, 2037	602,964	34,023
IFB Ser. 05-28, Class SA, IO,
5.693s, 2035	163,566	8,421
IFB Ser. 07-48, Class SB, IO,
5.61s, 2037	430,216	26,938
IFB Ser. 05-3, Class SN, IO,
5.593s, 2035	47,546	3,458
IFB Ser. 04-88, Class SN, IO,
5.593s, 2034	283,009	25,693
IFB Ser. 07-17, Class AI, IO,
5.51s, 2037	1,222,322	92,515
IFB Ser. 04-41, Class SG, IO,
5.493s, 2034	45,101	2,500
IFB Ser. 08-2, Class SV, IO,
5.48s, 2038	212,874	15,022
IFB Ser. 07-9, Class AI, IO,
5.46s, 2037	494,004	32,167
IFB Ser. 08-40, Class SA, IO,
5.36s, 2038	103,847	7,295
IFB Ser. 07-17, Class IC, IO,
5.21s, 2037	665,639	48,467
IFB Ser. 07-25, Class KS, IO,
5.16s, 2037	88,078	7,076
IFB Ser. 07-21, Class S, IO,
5.16s, 2037	672,632	39,681
IFB Ser. 07-31, Class AI, IO,
5.14s, 2037	351,256	26,044

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 08-60, Class SH, IO,
5.11s, 2038	$144,635	$8,090
IFB Ser. 07-43, Class SC, IO,
5.06s, 2037	387,266	23,399
FRB Ser. 07-49, Class UF,
zero %, 2037	50,143	46,249
FRB Ser. 07-33, Class TB,
zero %, 2037	126,492	120,814
FRB Ser. 07-35, Class UF,
zero %, 2037	83,319	71,435
FRB Ser. 07-6, Class TD,
zero %, 2037	124,222	119,307
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO, 3.271s, 2045	681,676	15,764
Greenwich Capital Commercial
Funding Corp. Ser. 05-GG5,
Class XC, IO, 0.067s, 2037	24,699,543	106,208
Greenwich Capital Commercial
Funding Corp. 144A Ser. 07-GG9,
Class X, IO, 0.323s, 2039	4,297,036	45,119
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.799s, 2045	300,000	200,815
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	173,000	138,400
Ser. 06-GG8, Class X, IO,
0.666s, 2039	3,380,866	135,235
Ser. 04-C1, Class X1, IO,
0.478s, 2028	2,873,076	20,399
Ser. 03-C1, Class X1, IO,
0.237s, 2040	1,786,931	26,997
Ser. 05-GG4, Class XC, IO,
0.193s, 2039	13,981,388	315,979
Ser. 06-GG6, Class XC, IO,
0.046s, 2038	14,712,013	51,492
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4,
8 1/2s, 2035	33,933	30,773
Ser. 05-RP3, Class 1A3, 8s, 2035	114,320	101,966
Ser. 05-RP3, Class 1A2,
7 1/2s, 2035	92,053	81,252
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	109,560	106,677
Ser. 05-RP2, Class 1A2,
7 1/2s, 2035	119,982	115,568
IFB Ser. 04-4, Class 1AS, IO,
4.7s, 2034	5,814,314	377,930
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.833s, 2035	221,774	146,371
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035 (Cayman Islands)	43,745	875
HSI Asset Loan Obligation FRB
Ser. 07-AR1, Class 2A1, 6.129s, 2037	961,422	432,640

132

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COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

Principal amount		Value

IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 0.581s, 2037	$555,014	$375,263
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1,
6.161s, 2037	33,402	14,363
FRB Ser. 07-AR9, Class 2A1,
5.921s, 2037	33,959	15,282
FRB Ser. 05-AR31, Class 3A1,
5.601s, 2036	1,134,046	601,045
FRB Ser. 07-AR11, Class 1A1,
5.584s, 2037	424,109	195,090
FRB Ser. 05-AR5, Class 4A1,
5.486s, 2035	27,914	13,574
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1,
6.067s, 2036	13,162	6,698
FRB Ser. 06-A1, Class 5A1,
5.939s, 2036	23,628	11,342
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	123,000	88,560
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	2,288,000	1,515,309
FRB Ser. 07-LD11, Class A3,
5.819s, 2049	375,000	223,491
Ser. 06-CB15, Class A4, 5.814s, 2043	575,000	455,741
Ser. 07-CB20, Class A4, 5.794s, 2051	171,000	121,518
Ser. 06-CB14, Class A4, 5.481s, 2044	636,000	482,669
Ser. 05-LDP2, Class AM, 4.78s, 2042	250,000	146,244
Ser. 06-LDP8, Class X, IO,
0.573s, 2045	4,492,488	89,465
Ser. 06-CB17, Class X, IO,
0.513s, 2043	5,039,380	105,323
Ser. 06-LDP9, Class X, IO,
0.455s, 2047	1,270,805	21,858
Ser. 07-LDPX, Class X, IO,
0.347s, 2049	7,188,378	88,417
Ser. 06-CB16, Class X1, IO,
0.092s, 2045	5,115,887	39,036
JPMorgan Chase Commercial
Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	146,254
Ser. 03-ML1A, Class X1, IO,
0.572s, 2039	5,302,227	217,391
Ser. 05-CB12, Class X1, IO,
0.106s, 2037	7,293,659	48,868
Ser. 05-LDP3, Class X1, IO,
0.085s, 2042	10,876,043	57,643
Ser. 07-CB20, Class X1, IO,
0.074s, 2051	11,136,609	93,548
Ser. 06-LDP6, Class X1, IO,
0.062s, 2043	4,739,893	16,116
Ser. 05-LDP5, Class X1, IO,
0.061s, 2044	46,468,100	153,345
Ser. 06-CB14, Class X1, IO,
0.061s, 2044	7,604,884	20,533

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	$90,000	$72,383
Ser. 99-C1, Class G, 6.41s, 2031	97,000	43,999
Ser. 98-C4, Class G, 5.6s, 2035	84,000	75,603
Ser. 98-C4, Class H, 5.6s, 2035	143,000	26,109
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	242,000	194,590
Ser. 07-C2, Class XW, IO,
0.536s, 2040	1,559,861	30,148
LB-UBS Commercial
Mortgage Trust 144A
Ser. 06-C7, Class XW, IO,
0.718s, 2038	3,553,645	81,409
Ser. 03-C5, Class XCL, IO,
0.251s, 2037	2,059,653	28,701
Ser. 05-C3, Class XCL, IO,
0.207s, 2040	7,511,046	87,091
Ser. 05-C2, Class XCL, IO,
0.166s, 2040	29,925,721	180,784
Ser. 05-C7, Class XCL, IO,
0.143s, 2040	16,761,081	78,742
Ser. 05-C5, Class XCL, IO,
0.138s, 2020	9,299,073	69,667
Ser. 06-C7, Class XCL, IO,
0.117s, 2038	5,777,912	49,804
Ser. 06-C1, Class XCL, IO,
0.084s, 2041	13,902,545	80,130
Ser. 07-C2, Class XCL, IO,
0.076s, 2040	13,406,615	85,973
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H,
2.145s, 2017	137,000	102,750
FRB Ser. 05-LLFA, Class J,
1.995s, 2018	57,000	42,750
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9,
38.093s, 2036	126,247	162,473
IFB Ser. 07-5, Class 4A3,
37.253s, 2037	251,126	267,449
IFB Ser. 07-5, Class 8A2, IO,
7.249s, 2036	756,015	61,614
Ser. 07-1, Class 3A2, IO,
6.779s, 2037	686,006	55,827
IFB Ser. 07-4, Class 3A2, IO,
6.729s, 2037	384,970	30,182
IFB Ser. 06-5, Class 2A2, IO,
6.679s, 2036	890,828	65,699
IFB Ser. 07-4, Class 2A2, IO,
6.199s, 2037	1,608,715	108,588
IFB Ser. 07-1, Class 2A3, IO,
6.159s, 2037	1,177,275	86,824
Ser. 06-9, Class 2A3, IO,
6.149s, 2036	1,340,576	104,032
IFB Ser. 06-9, Class 2A2, IO,
6.149s, 2037	975,497	73,789

133

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COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Lehman Mortgage Trust
IFB Ser. 06-7, Class 2A4, IO,
6.079s, 2036	$1,627,871	$115,945
IFB Ser. 06-7, Class 2A5, IO,
6.079s, 2036	1,529,722	108,941
IFB Ser. 07-5, Class 10A2, IO,
5.869s, 2037	785,517	54,986
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.64s, 2034	18,957	10,412
FRB Ser. 04-13, Class 3A6,
3.788s, 2034	461,000	363,909
Ser. 04-03, Class 4AX, IO,
0.376s, 2034	239,308	1,101
Ser. 05-2, Class 7AX, IO,
0.17s, 2035	670,315	1,676
MASTR Alternative Loans Trust
Ser. 06-3, Class 1A1, 6 1/4s, 2036	21,198	11,401
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	89,770	89,348
Ser. 05-1, Class 1A4, 7 1/2s, 2034	158,077	152,705
Merit Securities Corp. 144A FRB
Ser. 11PA, Class 3A1, 1.091s, 2027	418,661	269,624
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.124s, 2049	10,642,190	76,494
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 1.695s, 2022	99,963	61,477
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E,
6.805s, 2030	82,000	76,985
FRB Ser. 05-A9, Class 3A1,
5.271s, 2035	675,400	499,796
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3,
5.829s, 2050	206,000	133,725
FRB Ser. 07-C1, Class A4,
5.829s, 2050	230,000	165,712
Ser. 05-MCP1, Class XC, IO,
0.122s, 2043	9,218,706	72,517
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.255s, 2039	1,085,735	15,290
Ser. 05-LC1, Class X, IO, 0.1s, 2044	4,909,932	23,572
Merrill Lynch/Countrywide
Commercial Mortgage Trust FRB
Ser. 07-8, Class A2, 5.92s, 2049	365,000	237,591
Merrill Lynch/Countrywide
Commercial Mortgage Trust 144A
Ser. 07-7, Class X, IO, 0.019s, 2050	25,109,854	45,823
Mezz Cap Commercial
Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	313,654	38,797
Ser. 05-C3, Class X, IO, 5.555s, 2044	383,005	36,493
Ser. 06-C4, Class X, IO, 5.074s, 2016	1,085,747	118,031

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.59s, 2043	$1,299,145	$31,218
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3,
6.28s, 2043	162,000	135,157
FRB Ser. 07-IQ14, Class AM,
5.691s, 2049	228,000	109,161
Ser. 05-HQ6, Class A4A,
4.989s, 2042	553,000	443,799
Ser. 04-HQ4, Class A7, 4.97s, 2040	286,000	241,241
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	220,000	22,000
Ser. 04-RR, Class F6, 6s, 2039	230,000	20,700
Ser. 05-HQ6, Class X1, IO,
0.115s, 2042	11,844,724	65,340
Ser. 05-HQ5, Class X1, IO,
0.093s, 2042	2,862,727	12,167
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.807s, 2035	537,875	290,452
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.094s, 2030	124,000	74,400
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 7.379s, 2035	53,346	48,441
Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	45,755	42,858
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	490,000	431,200
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	42,032
Ser. 00-C2, Class J, 6.22s, 2033	127,000	80,010
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO,
6.219s, 2037	1,650,710	111,423
Ser. 07-A5, Class 2A3, 6s, 2037	380,540	209,297
Residential Funding Mortgage Securities I
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	582,245	560,047
Saco I Trust FRB Ser. 05-10,
Class 1A1, 0.731s, 2033	147,547	52,379
Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 0.66s, 2036	2,801,338	100,848
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018
(Cayman Islands)	100,000	73,000
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)	62,000	34,100
Ser. 04-1A, Class L, 5s, 2018
(Cayman Islands)	41,000	22,960
Structured Adjustable
Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2,
6 1/4s, 2037	1,175,515	576,002
Ser. 04-8, Class 1A3, 5.339s, 2034	4,454	2,087
FRB Ser. 05-18, Class 6A1,
5.256s, 2035	270,357	170,325
Ser. 05-9, Class AX, IO, 1.462s, 2035	2,465,925	36,989

134

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COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

Principal amount		Value

Structured Adjustable Rate
Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.821s, 2034	$81,066	$49,450
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.779s, 2037	6,121,194	413,181
Ser. 07-4, Class 1A4, IO, 1s, 2037	6,589,176	222,959
Structured Asset Securities Corp.
144A Ser. 07-RF1, Class 1A, IO,
4.386s, 2037	1,358,009	81,481
Wachovia Bank Commercial
Mortgage Trust
FRB Ser. 07-C33, Class A3,
5.902s, 2051	442,000	291,211
Ser. 07-C30, Class A3, 5.246s, 2043	719,000	537,411
Ser. 06-C28, Class XC, IO,
0.38s, 2048	2,210,849	28,365
Ser. 06-C29, IO, 0 3/8s, 2048	10,612,025	161,197
Ser. 07-C34, IO, 0.356s, 2046	2,939,715	45,948
Wachovia Bank Commercial Mortgage
Trust 144A
FRB Ser. 05-WL5A, Class L,
4.495s, 2018	100,000	60,000
Ser. 03-C3, Class IOI, IO,
0.416s, 2035	2,138,469	41,953
Ser. 07-C31, IO, 0.261s, 2047	12,140,214	126,744
Ser. 06-C27, Class XC, IO,
0.078s, 2045	5,843,533	28,750
Ser. 06-C23, Class XC, IO,
0.055s, 2045	8,338,703	24,849
Ser. 06-C26, Class XC, IO,
0.039s, 2045	3,281,933	6,039
WAMU Commercial
Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	30,000	5,838
Ser. 06-SL1, Class X, IO, 0.936s, 2043	878,574	22,342
Ser. 07-SL2, Class X, IO, 0.851s, 2049	1,984,475	45,008
WAMU Mortgage Pass-Through
Certificates FRB Ser. 04-AR1,
Class A, 4.229s, 2034	33,565	23,495
Washington Mutual Mortgage
Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	96,021	10,082
Washington Mutual Multi-Fam.,
Mtge. 144A Ser. 01-1, Class B5,
7.189s, 2031 (Cayman Islands)	186,000	130,995
Wells Fargo Mortgage
Backed Securities Trust
Ser. 06-AR10, Class 3A1, 4.818s, 2036	306,277	162,853
Ser. 05-AR2, Class 2A1, 4.552s, 2035	162,090	115,123
Ser. 05-AR9, Class 1A2, 4.425s, 2035	125,508	43,928
Ser. 04-R, Class 2A1, 4.368s, 2034	155,613	119,208
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	6,075,000	8,554

Total collateralized mortgage obligations
(cost $56,569,891)		$53,061,211

CORPORATE BONDS AND NOTES (10.1%)*

Principal amount		Value

Basic materials (0.4%)
Domtar Corp. company guaranty
Ser. *, 7 7/8s, 2011 (Canada)	$40,000	$34,000
Dow Chemical Co. (The) Pass
Through Trust 144A company
guaranty 4.027s, 2009	223,000	219,269
Freeport-McMoRan Copper &
Gold, Inc. sr. sec. notes 6 7/8s, 2014	70,000	63,000
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes 8 3/8s, 2017	19,000	15,628
Georgia-Pacific Corp. debs. 9 1/2s, 2011	72,000	68,040
Georgia-Pacific Corp. notes 8 1/8s, 2011	85,000	79,900
Hanson PLC company guaranty 6 1/8s,
2016 (United Kingdom)	20,000	6,965
International Paper Co. bonds 7.95s, 2018	95,000	75,084
International Paper Co. bonds 7.4s, 2014	35,000	27,070
Monsanto Co. company guaranty
sr. unsec. notes 5 7/8s, 2038	65,000	69,710
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	17,000	13,600
Packaging Corp. of America unsec.
unsub. notes 5 3/4s, 2013	40,000	35,404
PPG Industries, Inc. sr. unsec.
unsub. notes 6.65s, 2018	20,000	19,718
Sealed Air Corp. 144A notes 5 5/8s, 2013	25,000	20,658
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012	5,000	3,650
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2015	70,000	48,300
Westvaco Corp. unsec.
notes 7 1/2s, 2027	22,000	19,916
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016 (Canada)	95,000	59,972
		879,884

Capital goods (0.5%)
Caterpillar Financial Services Corp.
sr. unsec. notes 4.85s, 2012	105,000	99,623
Caterpillar Financial Services Corp.
sr. unsec. notes Ser. MTN, 5.85s, 2017	51,000	49,924
Caterpillar Financial Services Corp.
sr. unsec. notes Ser. MTN, 5.45s, 2018	50,000	46,814
Eaton Corp. notes 5.6s, 2018	20,000	19,184
John Deere Capital Corp. sr. unsec.
notes Ser. MTN, 5.35s, 2018	45,000	42,708
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015	80,000	74,800
L-3 Communications Corp.
sr. sub. notes 5 7/8s, 2015	65,000	58,500
Legrand SA unsec.
unsub. debs. 8 1/2s, 2025 (France)	104,000	90,972
Parker Hannifin Corp. sr. unsec.
unsub. notes 6 1/4s, 2038	125,000	123,333
Pitney Bowes, Inc. sr. unsec.
notes 5.6s, 2018	15,000	14,871

135

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Capital goods continued
Rexam PLC 144A bond 6 3/4s, 2013
(United Kingdom)	$380,000	$370,169
United Technologies Corp.
sr. unsec. notes 6 1/8s, 2038	65,000	70,689
United Technologies Corp.
sr. unsec. notes 5 3/8s, 2017	42,000	43,041
		1,104,628

Communication services (1.0%)
ALLTEL Corp. sr. notes 7s, 2012	75,000	74,625
American Tower Corp. 144A
sr. notes 7s, 2017	40,000	35,600
Ameritech Capital Funding company
guaranty 6 1/4s, 2009	65,000	65,757
AT&T Wireless Services, Inc.
sr. notes 8 3/4s, 2031	40,000	50,003
AT&T Wireless Services, Inc.
sr. notes 7 7/8s, 2011	355,000	367,511
AT&T, Inc. sr. unsec.
unsub. bonds 5 1/2s, 2018	15,000	15,159
AT&T, Inc. sr. unsec.
unsub. notes 4.95s, 2013	37,000	37,278
Bellsouth Capital Funding unsec.
notes 7 7/8s, 2030	42,000	46,081
CenturyTel, Inc. sr. unsec.
notes 5 1/2s, 2013	10,000	7,800
Comcast Cable Communications company
guaranty sr. unsub. notes 8 7/8s, 2017	105,000	112,125
Comcast Corp. company
guaranty sr. unsec.
unsub. notes 6.95s, 2037	20,000	21,061
Cox Communications, Inc.
notes 7 1/8s, 2012	145,000	138,767
Cox Communications, Inc. 144A
notes 5 7/8s, 2016	34,000	29,681
France Telecom notes 8 1/2s, 2031 (France)	50,000	62,775
Rogers Wireless, Inc. sec.
notes 6 3/8s, 2014 (Canada)	27,000	25,666
Southwestern Bell Telephone
debs. 7s, 2027	45,000	39,605
TCI Communications, Inc. company
guaranty 7 7/8s, 2026	177,000	183,664
TCI Communications, Inc.
debs. 9.8s, 2012	24,000	25,301
TCI Communications, Inc.
debs. 7 7/8s, 2013	200,000	205,643
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Luxembourg)	50,000	38,063
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Luxembourg)	55,000	41,938
Telecom Italia Capital SA company
guaranty 4s, 2010 (Luxembourg)	15,000	13,736
Telecom Italia Capital SA company
guaranty sr. unsec. notes FRN
5.113s, 2011 (Luxembourg)	60,000	45,145

CORPORATE BONDS AND NOTES (10.1%)* continued

	Principal amount	Value

Communication services continued
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)	$55,000	$54,186
Telefonica Europe BV company
guaranty 8 1/4s, 2030 (Netherlands)	30,000	35,132
Verizon Communications, Inc.
sr. unsec. unsub. notes 8 3/4s, 2018	60,000	71,231
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	104,069
Verizon Pennsylvania, Inc.
debs. 8.35s, 2030	135,000	131,851
Verizon Virginia, Inc.
debs. Ser. A, 4 5/8s, 2013	50,000	45,251
Verizon Wireless, Inc. 144A
sr. unsec. unsub. notes 8 1/2s, 2018	50,000	57,675
Vodafone Group PLC unsec.
notes 6.15s, 2037 (United Kingdom)	50,000	49,422
		2,231,801

Conglomerates (0.1%)
Honeywell International, Inc.
sr. unsec. notes 5.3s, 2018	60,000	60,954
Siemens Financieringsmaatschappij
144A notes 5 3/4s, 2016 (Netherlands)	100,000	99,990
		160,944

Consumer cyclicals (0.7%)
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	155,000	120,902
DaimlerChrysler NA Holding Corp.
company guaranty unsec. unsub.
notes Ser. MTN, 5 3/4s, 2011	59,000	49,828
Federated Department Stores, Inc.
company guaranty sr. unsec.
notes 6 5/8s, 2011	5,000	4,035
JC Penney Co., Inc. debs. 7.65s, 2016	10,000	7,841
JC Penney Co., Inc. notes 6 7/8s, 2015	130,000	103,531
Marriott International, Inc.
sr. unsec. Ser. J, 5 5/8s, 2013	20,000	15,142
Mattel, Inc. sr. unsec.
notes 5 5/8s, 2013	40,000	35,322
MGM Mirage, Inc. company
guaranty 8 1/2s, 2010	15,000	12,600
Mohawk Industries, Inc. sr. unsec.
notes 6 1/8s, 2016	30,000	22,725
News America Holdings, Inc.
company guaranty 7 3/4s, 2024	135,000	135,374
News America Holdings, Inc.
debs. 7 3/4s, 2045	100,000	97,585
Omnicom Group, Inc.
sr. notes 5.9s, 2016	90,000	73,083
Starwood Hotels & Resorts
Worldwide, Inc. company
guaranty 7 7/8s, 2012	85,000	63,325
Starwood Hotels & Resorts
Worldwide, Inc. sr. unsec. notes
6 1/4s, 2013	49,000	33,810

136

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Consumer cyclicals continued
Target Corp. bonds 6 1/2s, 2037	$230,000	$197,494
Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	90,000	94,386
Time Warner Entertainment Co., LP
debs. 8 3/8s, 2023	20,000	20,141
Time Warner, Inc. debs. 9.15s, 2023	85,000	90,653
Time Warner, Inc. debs. 9 1/8s, 2013	150,000	148,651
Vulcan Materials Co. sr. unsec.
unsub. notes 5.6s, 2012	110,000	95,093
		1,421,521

Consumer staples (0.8%)
Altria Group, Inc. company guaranty
sr. unsec. unsub. notes 8 1/2s, 2013	35,000	36,621
Anheuser-Busch Cos., Inc.
sr. unsec. notes 5.6s, 2017	25,000	23,114
Cadbury Schweppes US Finance LLC
144A company guaranty sr. unsec.
notes 5 1/8s, 2013	30,000	28,164
Campbell Soup Co. debs. 8 7/8s, 2021	110,000	140,370
CVS Caremark, Corp. sr. unsec. FRN
6.302s, 2037	117,000	59,670
CVS Caremark, Corp. 144A
pass-through certificates 6.117s, 2013	64,501	60,926
Delhaize Group sr. unsub. notes
6 1/2s, 2017 (Belgium)	75,000	68,100
Diageo Capital PLC company
guaranty 5 3/4s, 2017 (United Kingdom)	10,000	9,676
Diageo Capital PLC company
guaranty 5.2s, 2013 (United Kingdom)	5,000	4,920
Diageo PLC company guaranty 8s, 2022	230,000	252,613
Estee Lauder Cos., Inc. (The)
sr. unsec. notes 6s, 2037	140,000	119,791
Estee Lauder Cos., Inc. (The)
sr. unsec. notes 5.55s, 2017	35,000	32,305
Kellogg Co. sr. unsub. 5 1/8s, 2012	20,000	20,423
Kraft Foods, Inc. notes 6 1/8s, 2018	110,000	109,487
Kroger Co. company guaranty 6 3/4s, 2012	60,000	60,561
Kroger Co. company guaranty 6.4s, 2017	55,000	55,465
McDonald’s Corp. sr. unsec.
Ser. MTN, 6.3s, 2038	75,000	82,719
McDonald’s Corp. sr. unsec. bond 6.3s, 2037	115,000	126,254
McDonald’s Corp. sr. unsec. bond 5.8s, 2017	60,000	63,998
Newell Rubbermaid, Inc. sr. unsec.
notes 5 1/2s, 2013	20,000	17,525
Reynolds American, Inc. company
guaranty 7 1/4s, 2013	85,000	76,297
SABMiller PLC 144A notes 6 1/2s,
2018 (United Kingdom)	70,000	63,220
Sara Lee Corp. sr. unsec.
unsub. notes 6 1/4s, 2011	110,000	108,894
Yum! Brands, Inc. sr. unsec. unsub.
6 1/4s, 2018	115,000	99,232
		1,720,345

CORPORATE BONDS AND NOTES (10.1%)* continued

	Principal amount	Value

Energy (0.5%)
Amerada Hess Corp. unsub
notes 6.65s, 2011	$25,000	$24,990
Anadarko Petroleum Corp.
sr. notes 5.95s, 2016	88,000	77,176
Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013	140,000	120,400
ConocoPhillips company
guaranty sr. unsec. bond 5.9s, 2038	15,000	14,956
ConocoPhillips company
guaranty sr. unsec. notes 5.2s, 2018	10,000	9,912
El Paso Natural Gas Co. sr. unsec.
notes 5.95s, 2017	15,000	11,919
Enterprise Products Operating LP
company guaranty FRB 8 3/8s, 2066	135,000	74,250
Enterprise Products Operating LP
company guaranty FRB 7.034s, 2068	25,000	11,750
Enterprise Products Operating, LLC
company guaranty sr. notes 6 1/2s, 2019	15,000	12,620
EOG Resources, Inc. sr. unsec.
notes 5 7/8s, 2017	85,000	86,291
Forest Oil Corp. sr. notes 8s, 2011	80,000	73,000
Motiva Enterprises, LLC 144A
sr. notes 5.2s, 2012	30,000	31,839
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	90,000	71,550
Nexen, Inc. unsec.
unsub. notes 6.4s, 2037 (Canada)	75,000	58,686
Peabody Energy Corp.
sr. notes 5 7/8s, 2016	110,000	93,500
Premcor Refining Group, Inc.
sr. notes 7 1/2s, 2015	54,000	48,622
Sunoco, Inc. notes 4 7/8s, 2014	75,000	63,083
Tesoro Corp. company
guaranty 6 1/2s, 2017	30,000	16,463
Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.8s, 2037	30,000	23,043
Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.35s, 2017	35,000	29,870
Weatherford International, Ltd.
company guaranty 6 1/2s, 2036	115,000	86,326
Weatherford International, Ltd.
sr. notes 5 1/2s, 2016	65,000	55,875
XTO Energy, Inc. sr. unsec.
notes 6 3/4s, 2037	30,000	28,097
XTO Energy, Inc. sr. unsec.
unsub. notes 6 1/2s, 2018	25,000	24,201
		1,148,419

Financials (3.0%)
AGFC Capital Trust I company
guaranty 6s, 2067	100,000	20,000
Allstate Life Global Funding
Trusts notes Ser. MTN, 5 3/8s, 2013	62,000	61,033

137

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Financials continued
American International Group, Inc.
jr. sub. bond 6 1/4s, 2037	$280,000	$105,000
Amvescap PLC company
guaranty 5 5/8s, 2012	70,000	70,592
Bank of New York Mellon Corp. (The)
sr. unsec. unsub. notes Ser. G, 4.95s, 2012	75,000	76,145
BankAmerica Capital III bank guaranty jr.
unsec. FRN Ser. *, 5.323s, 2027	193,000	102,337
Barclays Bank PLC 144A sub. bonds
FRB 7.7s, 2049 (United Kingdom)	150,000	99,800
Bear Stearns Cos., Inc. (The)
notes Ser. MTN, 6.95s, 2012	45,000	46,736
Bear Stearns Cos., Inc. (The)
sr. notes 6.4s, 2017	205,000	213,073
Bear Stearns Cos., Inc. (The)
sr. unsec. notes 7 1/4s, 2018	44,000	48,218
Block Financial Corp.
notes 5 1/8s, 2014	25,000	20,335
Bosphorus Financial Services, Ltd.
144A sec. sr. notes FRN 3.949s,
2012 (Cayman Islands)	324,188	275,962
Capital One Capital III company
guaranty 7.686s, 2036	41,000	18,724
Capital One Financial Corp.
sr. unsec. unsub. notes FRN
Ser. MTN, 2.469s, 2009	30,000	28,560
Chubb Corp. (The) sr. notes 6 1/2s, 2038	100,000	95,466
Chubb Corp. (The) sr. notes 5 3/4s, 2018	50,000	48,008
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	267,000	80,100
CIT Group, Inc. sr. notes 5.4s, 2013	20,000	15,105
CIT Group, Inc. sr. notes 5s, 2015	15,000	10,560
CIT Group, Inc. sr. notes 5s, 2014	15,000	10,902
Citigroup, Inc. sr. notes 6 1/2s, 2013	150,000	151,363
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	87,000	100,473
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	49,000	49,545
Citigroup, Inc. sub. notes 5s, 2014	40,000	35,183
CNA Financial Corp. unsec.
notes 6 1/2s, 2016	135,000	95,602
CNA Financial Corp. unsec. notes 6s, 2011	100,000	82,712
Credit Suisse Guernsey Ltd. jr.
sub. FRN 5.86s, 2049 (Guernsey)	46,000	21,470
Deutsche Bank AG/London
notes 4 7/8s, 2013 (Germany)	70,000	68,725
Deutsche Bank Capital Funding
Trust VII 144A FRB 5.628s, 2049	40,000	17,094
Dresdner Funding Trust I 144A
bonds 8.151s, 2031	190,000	75,238
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	15,000	6,695
Equity One, Inc. notes 5 3/8s, 2015 (R)	90,000	58,650
Erac USA Finance Co. 144A company
guaranty 6 3/8s, 2017	27,000	18,738
Fleet Capital Trust V bank
guaranty FRN 2.848s, 2028	114,000	80,660

CORPORATE BONDS AND NOTES (10.1%)* continued

	Principal amount	Value

Financials continued
Fund American Cos., Inc.
notes 5 7/8s, 2013	$36,000	$26,403
GATX Financial Corp. notes 5.8s, 2016	80,000	64,063
General Electric Capital Corp.
sr. unsec. notes 5 7/8s, 2038	63,000	61,668
General Electric Capital Corp.
sub. notes FRN 6 3/8s, 2067	45,000	28,286
Genworth Financial, Inc.
sr. unsec. Ser. MTN, 6.515s, 2018	25,000	8,344
Genworth Life Institutional Funding
Trust notes Ser. MTN, 5 7/8s, 2013	41,000	26,072
GMAC, LLC sr. unsec.
unsub. notes FRN 3.399s, 2009	192,000	183,360
Goldman Sachs Group, Inc. (The)
sr. notes 5.45s, 2012	40,000	38,177
Hartford Financial Services Group, Inc.
(The) jr. sub. debs. FRB 8 1/8s, 2068	55,000	25,467
Health Care Property Investors, Inc.
sr. unsec. notes 6s, 2017	39,000	18,796
Health Care REIT, Inc.
sr. notes 6s, 2013 (R)	55,000	37,316
Highwood Properties, Inc.
sr. unsec. bonds 5.85s, 2017 (R)	135,000	83,510
Hospitality Properties Trust
notes 6 3/4s, 2013 (R)	105,000	64,990
HRPT Properties Trust
notes 6 1/4s, 2016 (R)	80,000	42,612
HSBC Finance Capital Trust IX FRN
5.911s, 2035	300,000	125,521
HSBC Holdings PLC sub. notes
6 1/2s, 2037 (United Kingdom)	170,000	172,649
ILFC E-Capital Trust II 144A FRB
6 1/4s, 2065	140,000	62,300
International Lease Finance Corp.
sr. unsec. 6 3/8s, 2013	25,000	17,500
International Lease Finance Corp.
sr. unsec. Ser. MTN, 6 5/8s, 2013	10,000	6,775
iStar Financial, Inc. sr. unsec.
notes Ser. B, 4 7/8s, 2009 (R)	30,000	27,225
JPMorgan Chase & Co. sr. notes 6s, 2018	75,000	79,164
JPMorgan Chase Capital XVIII
bonds Ser. R, 6.95s, 2036	18,000	15,167
JPMorgan Chase Capital XXV
bonds 6.8s, 2037	280,000	257,988
Liberty Mutual Group 144A company
guaranty FRB 10 3/4s, 2058	92,000	45,193
Liberty Mutual Insurance 144A
notes 7.697s, 2097	300,000	199,328
Marsh & McLennan Cos., Inc.
sr. unsec. notes 6 1/4s, 2012	210,000	198,149
Marsh & McLennan Cos., Inc.
sr. unsec. notes 5 3/8s, 2014	125,000	110,897
Merrill Lynch & Co., Inc. jr.
sub. bonds 7 3/4s, 2038	295,000	324,996

138

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Financials continued
Merrill Lynch & Co., Inc.
notes FRN Ser. MTN, 3.735s, 2011	$110,000	$97,413
MetLife Capital Trust IV jr.
sub. debs. 7 7/8s, 2067	300,000	188,209
MetLife, Inc. sr. unsec.
notes Ser. A, 6.817s, 2018	35,000	33,334
Monumental Global Funding, Ltd.
144A notes 5 1/2s, 2013
(Cayman Islands)	45,000	42,453
Nationwide Financial
Services, Inc. notes 5 5/8s, 2015	50,000	42,397
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	90,000	81,695
Nationwide Health Properties, Inc.
unsec. notes 6 1/4s, 2013 (R)	35,000	27,757
Nationwide Mutual Insurance Co.
144A notes 8 1/4s, 2031	60,000	37,910
Nuveen Investments, Inc.
sr. unsec. notes 5 1/2s, 2015	70,000	10,588
OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	41,000	37,924
Prudential Financial, Inc. jr.
unsec. sub. notes FRN 8 7/8s, 2038	10,000	6,419
Prudential Holdings LLC 144A
bonds 8.695s, 2023	210,000	202,375
Regency Centers LP sr. unsec. 5 7/8s, 2017	85,000	53,831
Rouse Co. (The) notes 7.2s, 2012 (R)	85,000	29,538
Royal Bank of Scotland Group PLC jr. sub.
notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom)	100,000	40,000
Simon Property Group LP
unsub. bonds 5 3/4s, 2015 (R)	50,000	32,660
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	47,000	40,790
Sovereign Bancorp, Inc.
sr. notes 4.8s, 2010	100,000	89,699
State Street Capital Trust IV
company guaranty jr. unsec.
sub. bond FRB 2.996s, 2037	120,000	50,506
Wachovia Bank NA
sub. notes Ser. BKNT, 6s, 2017	295,000	284,771
Wells Fargo & Co.
sr. notes 4 3/8s, 2013	140,000	137,090
Wells Fargo Capital XV jr. sub. unsec.
company guaranty FRN 9 3/4s, 2049	55,000	56,100
Westfield Group sr. notes 5.7s,
2016 (Australia)	115,000	76,815
Westpac Capital Trust III 144A
sub. notes FRN 5.819s, 2049 (Australia)	140,000	71,156
		6,432,150

Health care (0.2%)
Aetna, Inc. sr. unsec.
unsub. notes 6 3/4s, 2037	48,000	40,436
AmerisourceBergen Corp. company
guaranty sr. unsec. notes 5 5/8s, 2012	80,000	74,905

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Health care continued
AstraZeneca PLC sr. unsub. notes
5.9s, 2017 (United Kingdom)	$59,000	$62,701
Cardinal Health, Inc. sr. unsec.
unsub. notes 5 1/2s, 2013	40,000	37,897
GlaxoSmith Kline Capital Inc, company
guaranty sr. notes 5.65s, 2018	59,000	61,969
Hospira, Inc. sr. notes 5.55s, 2012	60,000	56,848
UnitedHealth Group, Inc.
sr. unsec. notes 5.8s, 2036	30,000	22,465
UnitedHealth Group, Inc.
sr. unsec. notes 5 1/2s, 2012	95,000	86,572
Ventas Realty LP/Capital Corp.
sr. notes 6 3/4s, 2017 (R)	60,000	45,600
		489,393

Technology (0.6%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	105,000	81,969
Avnet, Inc. notes 6s, 2015	105,000	80,402
Computer Sciences Corp. sr. unsec.
unsub. notes 5s, 2013	10,000	8,806
Expedia, Inc. sr. unsec. notes company
guaranty 7.456s, 2018	15,000	10,800
Fiserv, Inc. sr. unsec. unsub. notes
company guaranty 6.8s, 2017	100,000	88,575
Fiserv, Inc. sr. unsec. unsub. notes
company guaranty 6 1/8s, 2012	100,000	93,954
IBM Corp. sr. unsec. notes 5.7s, 2017	245,000	259,968
Lexmark International Inc,
sr. unsec. notes 5.9s, 2013	285,000	224,672
Motorola, Inc. sr. notes 8s, 2011	25,000	20,862
Motorola, Inc. sr. unsec. notes 6s, 2017	70,000	37,746
Tyco Electronics Group SA company
guaranty 6.55s, 2017 (Luxembourg)	20,000	16,808
Tyco Electronics Group SA
sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	38,000	34,280
Xerox Corp. sr. notes 6.4s, 2016	145,000	113,100
Xerox Corp. sr. unsec.
notes 6.35s, 2018	100,000	78,209
Xerox Corp. sr. unsec.
notes 5 1/2s, 2012	80,000	67,044
		1,217,195

Transportation (0.3%)
American Airlines, Inc. pass-through
certificates Ser. 01-1, 6.817s, 2011	5,000	3,500
Burlington Northern Santa Fe Corp.
sr. unsec. notes 7s, 2014	35,000	36,835
Canadian National Railway Co. sr. unsec.
unsub. notes 5.55s, 2018 (Canada)	80,000	79,878
Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	3,114	2,437
Continental Airlines, Inc. pass-through
certificates Ser. 98-1A, 6.648s, 2017	59,502	45,371

139

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (10.1%)* continued

	Principal amount	Value

Transportation continued
Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	$199,440	$127,642
Ryder System, Inc. sr. unsec.
unsub. notes Ser. MTN, 6s, 2013	40,000	32,772
Southwest Airlines Co. pass-through
certificates 6.15s, 2022	116,009	90,519
Southwest Airlines Co. sr. unsec.
unsub. notes 6 1/2s, 2012	5,000	4,680
Union Pacific Corp. sr. unsec.
bond 5.7s, 2018	50,000	48,852
Union Pacific Corp. sr. unsec.
notes 7 7/8s, 2019	60,000	68,011
Union Pacific Corp.
sr. unsub. notes 5 3/4s, 2017	140,000	132,749
		673,246

Utilities and power (2.0%)
AEP Texas North Co.
sr. notes Ser. B, 5 1/2s, 2013	60,000	57,428
Appalachian Power Co.
sr. notes 5.8s, 2035	55,000	45,425
Atmos Energy Corp.
sr. unsub. notes 6.35s, 2017	120,000	106,322
Beaver Valley II Funding debs. 9s, 2017	49,000	45,937
Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	120,000	99,315
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	144,000	114,800
CMS Energy Corp.
unsub. notes 6.55s, 2017	5,000	4,000
Commonwealth Edison Co. 1st mtge.
6.15s, 2017	30,000	28,213
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	39,000	32,433
Commonwealth Edison Co. 1st mtge.
sec. bonds 5.8s, 2018	215,000	194,319
Consolidated Natural Gas Co.
sr. notes 5s, 2014	70,000	64,272
Consumers Energy Co. 1st mtge.
sec. bonds 5.65s, 2018	227,000	208,256
Dayton Power & Light Co. (The) 1st
mtge. 5 1/8s, 2013	89,000	90,405
Dominion Resources, Inc. jr.
sub. notes FRN 6.3s, 2066	243,000	109,350
Dominion Resources, Inc.
sr. unsec. notes 6.4s, 2018	40,000	39,168
Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	90,000	86,402
Duke Energy Carolinas LLC 1st
mtge. sec. bond 6.05s, 2038	80,000	80,313
Duke Energy Corp. sr. unsec.
notes 6 1/4s, 2018	54,000	50,782
E.ON International Finance BV 144A
notes 5.8s, 2018 (Netherlands)	160,000	149,596

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Utilities and power continued
Entergy Gulf States, Inc. 1st
mtge. 5 1/4s, 2015	$135,000	$115,205
Florida Power Corp. 1st mtge.
6.35s, 2037	135,000	149,629
Florida Power Corp. 1st mtge. sec.
bond 6.4s, 2038	59,000	65,888
Indianapolis Power & Light 144A
1st mtge. 6.3s, 2013	60,000	61,652
Indiantown Cogeneration LP 1st
mtge. Ser. A-10, 9.77s, 2020	100,000	79,218
Ipalco Enterprises, Inc. 144A
sr. sec. notes 7 1/4s, 2016	20,000	16,400
ITC Holdings Corp. 144A
notes 5 7/8s, 2016	36,000	34,330
ITC Holdings Corp. 144A sr. unsec.
notes 6.05s, 2018	40,000	35,081
Kansas Gas & Electric
bonds 5.647s, 2021	51,473	46,005
Kinder Morgan, Inc. notes 6s, 2017	70,000	60,375
Kinder Morgan, Inc.
sr. notes 6 1/2s, 2012	77,000	64,873
Nevada Power Co. general ref.
mtge. Ser. L, 5 7/8s, 2015	95,000	90,938
Northwestern Corp. sec.
notes 5 7/8s, 2014	36,000	33,198
Oncor Electric Delivery Co.
debs. 7s, 2022	82,000	76,621
Pacific Gas & Electric Co.
sr. unsec. notes 6.35s, 2038	45,000	50,021
Pacific Gas & Electric Co.
sr. unsub. 5.8s, 2037	105,000	107,639
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	37,000	32,846
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	78,975	77,362
Public Service Co. of Colorado 1st
mtge. sec. bond 6 1/2s, 2038	50,000	53,290
Public Service Co. of Colorado
sr. notes Ser. A, 6 7/8s, 2009	60,000	60,308
Puget Sound Energy, Inc. jr.
sub. FRN Ser. A, 6.974s, 2067	39,000	17,940
Rockies Express Pipeline, LLC 144A
sr. notes 7 1/2s, 2038	27,000	23,651
Sierra Pacific Power Co. general
ref. mtge. Ser. P, 6 3/4s, 2037	100,000	89,231
Southern California Edison Co. 1st
mtge. Ser. 06-E, 5.55s, 2037	115,000	121,130
Southern California Edison Co.
notes 6.65s, 2029	135,000	143,759
Southern Natural Gas. Co. 144A
notes 5.9s, 2017	60,000	45,906
Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	80,000	69,420
Spectra Energy Capital, LLC sr. notes 8s, 2019	100,000	95,645

140

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Utilities and power continued
Spectra Energy Capital, LLC
sr. unsec. unsub. notes 5.668s, 2014	$40,000	$35,084
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7.2s, 2011	150,000	140,634
TEPPCO Partners LP company
guaranty FRB 7s, 2067	80,000	42,855
TransAlta Corp. notes 5 3/4s,
2013 (Canada)	95,000	78,295
TransAlta Corp. sr. unsec.
notes 6.65s, 2018 (Canada)	124,000	110,110
TransCanada Pipelines, Ltd. jr.
sub. FRN 6.35s, 2067 (Canada)	70,000	31,290
TransCanada Pipelines, Ltd. sr. unsec.
unsub. notes 6 1/2s, 2018 (Canada)	35,000	34,151
Union Electric Co. 1st mtge.
sr. sec. bond 6.7s, 2019	125,000	116,114
Westar Energy, Inc. 1st mtge.
5.15s, 2017	15,000	13,240
Westar Energy, Inc. 1st mtge.
5.1s, 2020	110,000	92,877
		4,218,947

Total corporate bonds and notes (cost $25,804,204)		$21,698,473

ASSET-BACKED SECURITIES (6.1%)*

Principal amount		Value

Accredited Mortgage Loan Trust FRB
Ser. 05-1, Class M2, 1.161s, 2035	$36,903	$6,274
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.621s, 2036	99,000	48,510
FRB Ser. 06-HE3, Class A2C,
0.621s, 2036	134,000	46,739
Ace Securities Corp. 144A
Ser. 03-MH1, Class M2, 6 1/2s, 2030	64,049	36,408
Advanta Business Card Master Trust
FRB Ser. 04-C1, Class C, 1.558s, 2013	217,000	88,200
Aegis Asset Backed Securities
Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	7,867	1
AFC Home Equity Loan Trust
Ser. 99-2, Class 1A, 0.881s, 2029	215,369	87,285
American Express Credit Account
Master Trust 144A Ser. 04-C,
Class C, 1.695s, 2012	53,797	46,391
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10,
2.971s, 2036	157,000	2,795
FRB Ser. 03-8, Class M2, 2.221s, 2033	66,424	3,985
Arcap REIT, Inc. 144A Ser. 04-1A,
Class E, 6.42s, 2039	137,110	41,133
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.741s, 2033	7,642	153
FRB Ser. 06-W4, Class A2C, 0.631s, 2036	239,000	105,160

ASSET-BACKED SECURITIES (6.1%)* continued

	Principal amount	Value

Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2,
1.471s, 2033	$65,227	$30,005
FRB Ser. 05-WMC1, Class M1,
0.911s, 2035	108,000	65,880
Asset Backed Funding Corp. NIM
Trust 144A FRB Ser. 05-OPT1,
Class B1, 2.971s, 2035	11,106	52
Asset Backed Securities Corp. Home
Equity Loan Trust
FRB Ser. 06-HE2, Class A3,
0.661s, 2036	42,878	25,899
FRB Ser. 06-HE4, Class A5,
0.631s, 2036	166,350	96,483
FRB Ser. 06-HE7, Class A4,
0.611s, 2036	70,000	26,717
Aviation Capital Group Trust 144A
FRB Ser. 03-2A, Class G1, 1.208s, 2033	87,772	21,943
BankAmerica Manufactured Housing
Contract Trust Ser. 97-2, Class M,
6.9s, 2028	112,000	89,600
Bay View Auto Trust Ser. 05-LJ2,
Class D, 5.27s, 2014	114,000	105,379
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.471s, 2039	588,688	412,611
FRB Ser. 04-D, Class A, 0.861s, 2044	126,271	104,365
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
1.821s, 2038	54,037	32,963
FRB Ser. 03-SSRA, Class A,
1.171s, 2038	54,037	37,826
FRB Ser. 04-SSRA, Class A1,
1.071s, 2039	113,682	69,346
Bear Stearns Asset
Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 2.471s,
2035	54,143	135
FRB Ser. 06-PC1, Class M9,
2.221s, 2035	100,000	1,000
FRB Ser. 05-HE1, Class M3,
1.401s, 2035	70,000	3,500
FRB Ser. 03-3, Class A2,
1.061s, 2043	187,569	153,347
FRB Ser. 03-1, Class A1,
0.971s, 2042	57,528	40,269
FRB Ser. 05-3, Class A1,
0.921s, 2035	77,362	69,637
Citigroup Mortgage Loan
Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.891s, 2035	42,547	28,255
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	444,116	42,215
Ser. 00-4, Class A6, 8.31s, 2032	960,933	490,076
Ser. 00-5, Class A6, 7.96s, 2032	180,132	99,072
Ser. 01-4, Class A4, 7.36s, 2033	560,598	339,162

141

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (6.1%)* continued

Principal amount		Value

Conseco Finance Securitizations Corp.
Ser. 00-6, Class A5, 7.27s, 2031	$156,082	$95,210
Ser. 01-1, Class A5, 6.99s, 2032	1,592,654	991,427
Ser. 01-3, Class A4, 6.91s, 2033	611,400	394,863
Ser. 02-1, Class A, 6.681s, 2033	429,224	344,997
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1,
0.991s, 2035	43,000	26,230
FRB Ser. 04-6, Class 2A5,
0.861s, 2034	112,153	81,871
FRB Ser. 05-14, Class 3A2,
0.711s, 2036	22,150	18,274
Crest, Ltd. 144A Ser. 03-2A,
Class D2, 6.723s, 2038 (Cayman Islands)	188,000	65,800
CS First Boston Mortgage Securities Corp.
144A Ser. 04-FR1N, Class A, 5s, 2034	10,726	—
DB Master Finance, LLC 144A
Ser. 06-1, Class M1, 8.285s, 2031	131,000	84,458
Equifirst Mortgage Loan Trust FRB
Ser. 05-1, Class M5, 1.141s, 2035	29,000	1,450
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 1.011s, 2035	93,000	86,177
First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF7, Class 2A3,
0.621s, 2036	158,000	63,453
First Plus Home Loan Trust
Ser. 97-3, Class B1, 7.79s, 2023	17,808	16,679
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.801s, 2036	221,000	132,600
FRB Ser. 06-2, Class 2A3, 0.641s, 2036	414,000	231,840
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.771s, 2019	169,000	98,020
Ser. 04-1A, Class B, 1.321s, 2018	10,300	8,498
Gears Auto Owner Trust 144A
Ser. 05-AA, Class E1, 8.22s, 2012	266,000	258,776
GEBL 144A
Ser. 04-2, Class D, 3.945s, 2032	89,530	8,953
Ser. 04-2, Class C, 2.045s, 2032	89,530	41,408
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	1,242,498	725,134
Ser. 97-2, Class A7, 7.62s, 2028	52,002	42,616
Ser. 97-6, Class A9, 7.55s, 2029	76,536	60,258
Ser. 97-4, Class A7, 7.36s, 2029	124,266	102,380
Ser. 97-3, Class A5, 7.14s, 2028	69,789	55,057
Ser. 97-6, Class A8, 7.07s, 2029	24,095	20,448
Ser. 98-4, Class A7, 6.87s, 2030	46,712	30,769
Ser. 97-7, Class A8, 6.86s, 2029	77,186	64,951
Ser. 99-3, Class A7, 6.74s, 2031	277,704	220,627
Ser. 98-6, Class A7, 6.45s, 2030	52,991	49,360
Ser. 99-1, Class A6, 6.37s, 2025	195,000	148,656
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,314,967	778,338
Ser. 99-5, Class M1A, 8.3s, 2026	70,000	34,854

ASSET-BACKED SECURITIES (6.1%)* continued

Principal amount		Value

GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	$140,731	$110,474
GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.621s, 2036	616,000	290,198
Guggenheim Structured
Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 2.021s,
2030 (Cayman Islands)	250,000	50,000
FRB Ser. 05-1A, Class D, 2.001s,
2030 (Cayman Islands)	65,752	32,876
High Income Trust Securities 144A
FRB Ser. 03-1A, Class A, 2.888s,
2036 (Cayman Islands)	248,248	93,093
Home Equity Asset Trust FRB
Ser. 06-1, Class 2A4, 0.801s, 2036	111,000	53,835
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class M1, 6.63s, 2028	5,000	1,370
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	1,456,807	611,859
IFB Ser. 07-3, Class 4B, IO,
6.219s, 2037	556,991	42,339
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.474s,
2036 (Cayman Islands)	270,000	27,000
FRB Ser. 02-1A, Class FFL, 3.211s,
2037 (Cayman Islands)	460,000	115,000
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012 (F)	648,184	421,320
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.091s, 2035	80,000	12,000
FRB Ser. 06-4, Class 2A4, 0.731s, 2036	106,000	35,680
FRB Ser. 06-1, Class 2A3, 0.661s, 2036	184,504	90,407
Madison Avenue Manufactured
Housing Contract
FRB Ser. 02-A, Class B1, 3.721s, 2032	338,443	147,257
Ser. 02-A IO, 0.3s, 2032	9,690,455	87,534
Marriott Vacation Club
Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	20,925	14,229
FRB Ser. 02-1A, Class A1, 1.208s, 2024	65,808	56,445
MASTR Asset Backed Securities Trust FRB
Ser. 06-FRE2, Class A4, 0.621s, 2036	56,000	23,122
Merrill Lynch Mortgage Investors, Inc.
Ser. 04-WMC3, Class B3, 5s, 2035	8,236	329
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	46,880	29,131
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5,
1.151s, 2035	50,000	500
FRB Ser. 05-HE1, Class M3,
0.991s, 2034	50,000	8,000
FRB Ser. 06-NC4, Class M2,
0.771s, 2036	70,000	4,900

142

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (6.1%)* continued

Principal amount		Value

Navigator CDO, Ltd. 144A FRB
Ser. 03-1A, Class A1, 2.639s, 2
015 (Cayman Islands)	$35,603	$31,501
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	25,004	22,399
Ser. 04-B, Class C, 3.93s, 2012	15,107	12,714
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	164,523	131,618
FRB Ser. 03-4, Class M3, 2.521s, 2033	5,204	78
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.631s, 2036	132,000	77,220
FRB Ser. 06-2, Class A2C, 0.621s, 2036	132,000	56,232
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	158,839	89,042
Ser. 95-B, Class B1, 7.55s, 2021	71,049	40,440
Ser. 00-D, Class A3, 6.99s, 2022	29,181	25,850
Ser. 01-D, Class A3, 5.9s, 2022	24,784	12,621
Ser. 02-C, Class A1, 5.41s, 2032	405,608	214,972
Oakwood Mortgage Investors, Inc.
144A Ser. 01-B, Class A4, 7.21s, 2030	63,639	39,889
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 2.971s, 2035	30,000	405
Origen Manufactured Housing
Ser. 04-B, Class A2, 3.79s, 2017	5,463	5,294
Park Place Securities, Inc. FRB
Ser. 05-WCH1, Class M4, 1.301s, 2036	33,000	1,980
Park Place Securities, Inc. 144A FRB
Ser. 04-MHQ1, Class M10, 2.971s, 2034 (F)	6,510	26
People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1,
Class 1A2, 0.601s, 2036	205,000	71,750
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 2.996s,
2011 (United Kingdom)	275,000	246,273
FRB Ser. 04-2A, Class C, 2.876s,
2011 (United Kingdom)	109,000	91,559
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2,
0.661s, 2036	171,202	124,533
FRB Ser. 07-RZ1, Class A2,
0.631s, 2037	206,000	91,402
Residential Asset Securities Corp.
144A Ser. 04-NT, Class Note,
4 1/2s, 2034 (In default) †	9,910	50
SAIL Net Interest Margin Notes
144A Ser. 04-4A, Class B, 7 1/2s, 2034
(Cayman Islands) (In default) †	36,851	—
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2,
1.121s, 2035	50,000	1,500
FRB Ser. 07-NC2, Class A2B,
0.611s, 2037	193,000	84,920

ASSET-BACKED SECURITIES (6.1%)* continued

Principal amount		Value

SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, PO,
0.681s, 2036	$226,000	$72,320
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.641s, 2036	107,000	47,080
FRB Ser. 06-3, Class A3,
0.631s, 2036	619,000	356,173
Soundview Home Equity Loan Trust 144A
FRB Ser. 05-CTX1, Class B1, 2.971s, 2035	67,842	678
Structured Asset Investment Loan Trust FRB
Ser. 06-BNC2, Class A6, 0.731s, 2036	107,000	9,256
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 4.919s, 2015	698,535	471,511
TIAA Real Estate CDO, Ltd.
Ser. 03-1A, Class E, 8s, 2038	184,000	27,600
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3,
4.435s, 2044 (United Kingdom)	90,076	10,809

Total asset-backed securities (cost $23,212,647)		$13,111,796

PURCHASED OPTIONS OUTSTANDING (3.0%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with
JPMorgan Chase
Bank, N.A. for the
right to receive a
fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	$14,643,000	$3,353,540
Option on an interest
rate swap with
JPMorgan Chase
Bank, N.A. for the
right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	14,643,000	42,465
Option on an interest
rate swap with
JPMorgan Chase
Bank, N.A. for the
right to receive a
fixed rate of 5.315%
versus the three
month USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	7,048,000	1,682,640

143

Putnam VT The George Putnam Fund of Boston

PURCHASED OPTIONS OUTSTANDING (3.0%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with
Deutsche Bank for
the right to receive
a fixed rate of 5.385%
versus the three month
USD-LIBOR-BBA
maturing
April 16, 2019.	Apr-09/5.385	$5,560,000	$1,358,808
Option on an interest
rate swap with
JPMorgan Chase
Bank, N.A. for the
right to pay a fixed
rate of 5.315% versus
the three month
USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	7,048,000	2,044
Option on an interest
rate swap with
Deutsche Bank for
the right to pay a
fixed rate of 5.385%
versus the three
month USD-LIBOR-BBA
maturing
April 16, 2019.	Apr-09/5.385	5,560,000	1,779

Total purchased options outstanding (cost $1,779,112)			$6,441,276

SENIOR LOANS (0.7%)* (c)

	Principal amount	Value

Basic materials (—%)
Aleris International, Inc. bank
term loan FRN Ser. B, 2.567s, 2013	$26,704	$10,601
Georgia-Pacific, LLC bank term
loan FRN Ser. B, 3.698s, 2013	22,598	18,351
NewPage Holding Corp. bank term
loan FRN 5.314s, 2014	60,220	37,896
		66,848

Capital goods (0.1%)
Hawker Beechcraft
Acquisition Co., LLC bank term
loan FRN 3.662s, 2014	4,178	2,152
Hawker Beechcraft Acquisition Co.,
LLC bank term loan FRN Ser. B,
5.762s, 2014	71,148	36,641
Polypore, Inc. bank term loan FRN
Ser. B, 3.93s, 2014	77,412	44,899
Sequa Corp. bank term loan FRN
4.78s, 2014	108,086	58,907
Wesco Aircraft Hardware Corp. bank
term loan FRN 3.69s, 2013	78,000	58,240
		200,839

SENIOR LOANS (0.7%)* (c) continued

	Principal amount	Value

Communication services (0.1%)
Cablevision Systems Corp. bank
term loan FRN 2.949s, 2013	$77,206	$65,593
Cricket Communications, Inc. bank
term loan FRN Ser. B, 7.262s, 2013	17,179	14,234
Crown Castle International Corp.
bank term loan FRN 5.376s, 2014	28,931	19,673
Intelsat Corp. bank term loan FRN
Ser. B2, 6.65s, 2011	20,512	15,472
Intelsat Corp. bank term loan FRN
Ser. B2-A, 6.65s, 2013	20,518	15,476
Intelsat Corp. bank term loan FRN
Ser. B2-C, 6.65s, 2013	20,512	15,472
Level 3 Communications, Inc. bank
term loan FRN 7s, 2014	78,000	46,703
MetroPCS Wireless, Inc. bank term
loan FRN 4.843s, 2013	30,765	24,583
PAETEC Holding Corp. bank term
loan FRN Ser. B1, 3.936s, 2013	75,670	45,276
Time Warner Telecom, Inc. bank
term loan FRN Ser. B, 3.691s, 2013	38,507	29,747
		292,229

Consumer cyclicals (0.2%)
Affinion Group, Inc. bank term
loan FRN Ser. B, 4.644s, 2013	78,000	53,040
Allison Transmission bank term
loan FRN Ser. B, 4.581s, 2014	76,152	42,101
Cinemark USA, Inc. bank term loan
FRN 3.58s, 2013	66,467	47,619
Dana Corp. bank term loan FRN
6.353s, 2015	69,059	32,544
DirecTV Holdings, LLC bank term
loan FRN 5 1/4s, 2013	87,063	77,014
Goodman Global Holdings, Inc. bank
term loan FRN Ser. B, 7.708s, 2011	61,760	45,085
Harrah’s Operating Co., Inc. bank
term loan FRN Ser. B2, 6.536s, 2015	77,415	44,750
Idearc, Inc. bank term loan FRN
Ser. B, 5.67s, 2014	77,212	23,550
Lear Corp bank term loan FRN
4.584s, 2013	77,528	34,073
National Bedding Co. bank term
loan FRN 3.752s, 2011	33,742	18,980
Navistar Financial Corp. bank term
loan FRN 4.358s, 2012	20,800	11,371
Navistar International Corp. bank
term loan FRN 3.721s, 2012	57,200	31,269
Yankee Candle Co., Inc. bank term
loan FRN 3.404s, 2014	46,000	23,046
		484,442

144

Putnam VT The George Putnam Fund of Boston

SENIOR LOANS (0.7%)* (c) continued

	Principal amount	Value

Consumer staples (—%)
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 6.126s, 2014	$77,216	$52,430
Spectrum Brands, Inc. bank term
loan FRN 1.751s, 2013	4,977	2,688
Spectrum Brands, Inc. bank term
loan FRN Ser. B1, 6.571s, 2013	72,276	39,029
		94,147

Financials (0.1%)
Lender Processing Services, Inc. bank
term loan FRN Ser. B, 3.936s, 2014	109,450	101,652
		101,652

Health care (0.1%)
Health Management Associates, Inc.
bank term loan FRN 5.512s, 2014	73,728	45,079
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
7.62s, 2014	4,986	3,537
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. B, 3.431s, 2014	53,768	38,141
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. DD, 3.431s, 2014	18,605	13,198
Sun Healthcare Group, Inc. bank
term loan FRN 3.662s, 2014	13,004	8,648
Sun Healthcare Group, Inc. bank
term loan FRN Ser. B, 4.823s, 2014	39,475	26,251
Sun Healthcare Group, Inc. bank
term loan FRN Ser. DD, 4.955s, 2014	7,710	5,127
		139,981

Technology (0.1%)
First Data Corp. bank term loan
FRN Ser. B1, 3.416s, 2014	38,609	24,696
Freescale Semiconductor, Inc. bank
term loan FRN Ser. B, 3.931s, 2013	50,485	28,917
SunGard Data Systems, Inc. bank
term loan FRN 4.015s, 2014	38,507	26,223
Travelport bank term loan FRN
Ser. B, 6.012s, 2013	31,160	13,224
Travelport bank term loan FRN
Ser. DD, 3.686s, 2013	16,369	7,011
		100,071

Total senior loans (cost $2,126,014)		$1,480,209

CONVERTIBLE PREFERRED STOCKS (0.4%)*

	Shares	Value

Citigroup, Inc. Ser. T,
$3.25 cv. pfd.	13,340	$362,008
Freeport-McMoRan Copper &
Gold, Inc. $6.75 cv. pfd.	9,800	456,758

Total convertible preferred stocks (cost $1,437,749)		$818,766

MUNICIPAL BONDS AND NOTES (0.1%)*

		Principal
	Rating**	amount	Value

Chicago, Transit Auth. Transfer Tax
Receipts Rev. Bonds, Ser. B,
6.899s, 12/1/40	Aa3	$125,000	$128,283
MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34	Baa3	135,000	78,504
Tobacco Settlement Fin. Auth.
of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47	Baa3	180,000	103,160

Total municipal bonds and notes (cost $439,986)			$309,947

SHORT-TERM INVESTMENTS (17.4%)*

	Principal amount/shares		Value

Federated Prime Obligations Fund		33,430,989	$33,430,989
U.S. Treasury Bills for an
effective yield of 0.62%,
November 19, 2009 #		$750,000	745,808
U.S. Treasury Cash Management
Bills for an effective yield
of 0.88%, May 15, 2009 #		3,310,000	3,299,163

Total short-term investments (cost $37,475,960)			$37,475,960

Total investments (cost $508,027,212)			$479,714,030

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$558	$533	1/21/09	$25

Total				$25

FUTURES CONTRACTS OUTSTANDING at 12/31/08

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar
90 day (Short)	64	$15,819,200	Jun-09	$(257,674)
Euro-Dollar
90 day (Short)	190	46,903,875	Sep-09	(822,517)
Euro-Dollar
90 day (Short)	177	43,623,863	Dec-09	(783,613)
Euro-Dollar
90 day (Short)	11	2,707,925	Mar-10	(59,117)
U.S. Treasury Bond
20 yr (Short)	17	2,346,797	Mar-09	17,641
U.S. Treasury Note
2 yr (Short)	114	24,859,125	Mar-09	(256,735)
U.S. Treasury Note
5 yr (Long)	6	714,328	Mar-09	26,749
U.S. Treasury Note
10 yr (Short)	47	5,910,250	Mar-09	52,230

Total				$(2,083,036)

145

Putnam VT The George Putnam Fund of Boston

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $3,404,934)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to pay a fixed
rate of 5.215% versus the
three month USD-
LIBOR-BBA maturing on
February 18, 2020.	$13,848,000	Feb-10/5.215	$2,938,684
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to pay a fixed
rate of 5.22% versus the
three month USD-
LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.22	1,902,354
Option on an interest
rate swap with JPMorgan
Chase Bank for the
obligation to pay a fixed
rate of 4.4% versus the
three month USD-
LIBOR-BB
maturing November 9, 2019.	206,000	Nov-09/4.40	31,302
Option on an interest
rate swap with JPMorgan
Chase Bank for the
obligation to receive a
fixed rate of 4.4% versus
the three month USD-
LIBOR-BBA maturing
November 9, 2019.	206,000	Nov-09/4.40	1,776
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to pay a fixed
rate of 5.08% versus the
three month USD-
LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.08	1,801,028
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to pay a fixed
rate of 5.51% versus the
three month USD-
LIBOR-BBA maturing on
May 14, 2022.	3,872,000	May-12/5.51	797,632
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to receive a
fixed rate of 5.215%
versus the three month
USD-LIBOR-BBA
maturing on
February 18, 2020.	13,848,000	Feb-10/5.215	66,747

WRITTEN OPTIONS OUTSTANDING at 12/31/08 continued
(premiums received $3,404,934)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to receive a
fixed rate of 5.51% versus
the three month USD-
LIBOR-BBA maturing on
May 14, 2022.	$3,872,000	May-12/5.51	$54,479
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to receive a
fixed rate of 5.08% versus
the three month USD-
LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.08	50,887
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to receive a
fixed rate of 5.22% versus
the three month USD-
LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.22	44,078

Total			$7,688,967

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08
(proceeds receivable $97,742,891)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, January 1, 2039	$1,000,000	1/13/09	$1,039,219
FNMA, 5 1/2s, January 1, 2039	70,000,000	1/13/09	71,815,625
FNMA, 5s, January 1, 2039	24,000,000	1/13/09	24,525,000
FNMA, 4 1/2s, January 1, 2039	1,000,000	1/13/09	1,014,687

Total			$98,394,531

146

Putnam VT The George Putnam Fund of Boston

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$5,058,000	$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$128,826

	5,700,000	—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(565,874)

	5,677,000	—	8/26/18	3 month USD-LIBOR-BBA	4.54375%	1,051,427

	63,936,000	—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	2,435,339

	29,838,000	—	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(9,977,813)

	59,265,000	—	9/18/10	3 month USD-LIBOR-BBA	2.86667%	1,881,865

	8,162,000	25,477	10/1/18	3 month USD-LIBOR-BBA	4.30%	1,274,574

	2,989,000	1,128	10/20/18	3 month USD-LIBOR-BBA	4.60%	531,174

	25,957,000	(23,596)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(624,851)

	3,867,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(1,250,526)

Barclays Bank PLC
	63,547,000	—	12/9/10	3 month USD-LIBOR-BBA	2.005%	580,114

	11,279,000	—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	263,785

	85,815,000	—	12/17/13	2.42875%	3 month USD-LIBOR-BBA	(1,186,377)

Citibank, N.A.
	43,470,000	—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	3,140,890

	28,843,000	—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(10,180,077)

	28,842,000	—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	945,018

	14,731,000	—	6/29/18	2.477%	3 month USD-LIBOR-BBA	69,598

Credit Suisse International
	6,649,800	—	9/16/10	3.143%	3 month USD-LIBOR-BBA	(245,997)

	11,853,000	—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	388,702

	12,238,000	—	9/23/10	3 month USD-LIBOR-BBA	3.32%	507,184

	28,495,000	—	10/9/10	3 month USD-LIBOR-BBA	2.81%	577,895

	11,411,000	10,848	10/31/18	4.35%	3 month USD-LIBOR-BBA	(1,787,421)

	13,000,000	—	12/5/20	3 month USD-LIBOR-BBA	3.01%	429,168

	20,880,000	(223,175)	12/10/38	2.69%	3 month USD-LIBOR-BBA	116,935

	12,420,000	132,750	12/10/38	3 month USD-LIBOR-BBA	2.69%	(69,556)

	20,992,000	—	6/30/38	2.71%	3 month USD-LIBOR-BBA	229,784

Deutsche Bank AG
	6,214,000	—	9/24/10	3 month USD-LIBOR-BBA	3.395%	267,151

	6,945,000	—	10/17/18	4.585%	3 month USD-LIBOR-BBA	(1,220,439)

	97,864,000	—	10/24/10	3 month USD-LIBOR-BBA	2.604%	1,749,704

	505,000	—	11/21/18	3.75%	3 month USD-LIBOR-BBA	(53,299)

	20,943,000	17,936	11/21/10	2.25%	3 month USD-LIBOR-BBA	(278,528)

	29,314,000	—	11/28/13	3 month USD-LIBOR-BBA	2.8725%	1,025,786

	38,752,000	—	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(820,383)

	23,830,000	—	12/9/13	3 month USD-LIBOR-BBA	2.5225%	424,297

	16,141,000	—	12/11/18	2.94%	3 month USD-LIBOR-BBA	(522,664)

	24,825,000	—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	516,490

	9,084,000	—	12/16/28	3 month USD-LIBOR-BBA	2.845%	32,625

	46,000,000	—	12/17/13	3 month USD-LIBOR-BBA	2.39%	550,609

	31,786,000	—	12/17/23	3 month USD-LIBOR-BBA	2.81682%	47,544

	105,812,000	—	12/19/10	3 month USD-LIBOR-BBA	1.53429%	132,453

	6,015,000	—	12/24/13	2.165%	3 month USD-LIBOR-BBA	(11,880)

	20,099,000	—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(28,307)

147

Putnam VT The George Putnam Fund of Boston

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
	$15,916,000	$—	4/3/18	3 month USD-LIBOR-BBA	4.19%	$2,208,301

	6,082,000	—	4/8/10	3 month USD-LIBOR-BBA	2.64%	75,354

	7,029,000	—	4/23/18	4.43%	3 month USD-LIBOR-BBA	(1,098,477)

	6,968,000	—	5/19/18	4.525%	3 month USD-LIBOR-BBA	(1,173,541)

	5,536,000	—	5/30/28	5.014%	3 month USD-LIBOR-BBA	(1,841,861)

	14,383,000	6,778	10/24/10	3 month USD-LIBOR-BBA	2.60%	263,498

	20,520,000	(127,017)	11/18/18	3 month USD-LIBOR-BBA	4.10%	2,642,689

	23,064,000	(84,038)	11/18/13	3 month USD-LIBOR-BBA	3.45%	1,358,578

	34,922,000	(9,605)	11/18/10	3 month USD-LIBOR-BBA	2.35%	548,739

	21,900,000	—	12/16/18	3 month USD-LIBOR-BBA	2.78%	372,598

JPMorgan Chase Bank, N.A.
	4,000,000	—	2/13/18	3 month USD-LIBOR-BBA	4.29125%	635,551

	625,000	—	2/15/13	3 month USD-LIBOR-BBA	3.585%	46,111

	40,974,000	—	3/5/18	4.325%	3 month USD-LIBOR-BBA	(6,591,789)

	8,235,000	—	3/7/18	4.45%	3 month USD-LIBOR-BBA	(1,411,202)

	5,125,000	—	3/12/18	3 month USD-LIBOR-BBA	4.4525%	880,068

	1,997,000	—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(919,925)

	14,538,000	—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(6,778,157)

	29,302,000	—	3/15/10	3 month USD-LIBOR-BBA	2.5%	585,115

	14,862,000	—	3/20/13	3 month USD-LIBOR-BBA	3.145%	817,932

	42,805,000	—	3/20/13	3 month USD-LIBOR-BBA	3.13%	2,327,903

	65,552,000	—	3/25/10	3 month USD-LIBOR-BBA	2.325%	1,234,856

	32,193,000	—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	608,973

	13,450,000	—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	838,338

	8,430,000	—	5/23/10	3 month USD-LIBOR-BBA	3.16%	215,261

	15,000,000	—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(1,559,160)

	6,000,000	—	6/27/18	3 month USD-LIBOR-BBA	4.8305%	1,173,577

	18,498,000	—	7/16/10	3 month USD-LIBOR-BBA	3.384%	653,095

	9,150,000	—	7/22/10	3 month USD-LIBOR-BBA	3.565%	369,117

	36,094,000	—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,468,164

	14,916,000	—	10/23/13	3 month USD-LIBOR-BBA	3.535%	950,637

	3,658,000	(10,760)	11/4/18	3 month USD-LIBOR-BBA	4.45%	599,578

	895,000	2,699	11/4/18	4.45%	3 month USD-LIBOR-BBA	(146,632)

	271,000	1,287	11/4/13	3.85%	3 month USD-LIBOR-BBA	(20,488)

	12,124,000	—	11/10/18	3 month USD-LIBOR-BBA	4.83%	2,451,277

	10,881,000	—	12/19/18	5%	3 month USD-LIBOR-BBA	(2,361,145)

Merrill Lynch Capital Services, Inc.
	3,628,000	—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(361,480)

	16,929,000	—	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(461,776)

	11,425,000	—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	454,592

UBS AG
	237,761,000	—	10/29/10	2.75%	3 month USD-LIBOR-BBA	(4,964,582)

	18,393,000	611,414	11/10/28	4.45%	3 month USD-LIBOR-BBA	(4,028,874)

	42,387,000	(1,076,785)	11/10/18	3 month USD-LIBOR-BBA	4.45%	6,053,368

	46,000,000	88,841	12/19/20	3 month USD-LIBOR-BBA	2.34%	(1,556,104)

Total						$(14,966,978)

148

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	—	$556	$809,000	(F)	10/12/52	(134 bp)	$521,665

Financial Security Assurance
Holdings, Ltd, 6.4%, 12/15/66	Baa1	—	45,000		12/20/12	95 bp	(16,110)

International Lease Finance Corp.,
4.15%, 1/20/15	—	(1,000)	10,000		12/20/13	(500 bp)	86

Marsh & Mclennan Co. Inc.,
5 3/8%, 7/15/14	—	—	210,000		3/20/12	(95 bp)	(2,042)

Mattel, Inc., 7 1/4%, 7/9/12	—	—	40,000		3/20/13	(157.2 bp)	924

Meadwestvaco Corp., 6.85%, 4/1/12	—	—	22,000		3/20/18	(177 bp)	391

MetLife Inc., 5%, 6/15/15	—	—	125,000		12/20/13	(384 bp)	5,744

Motorola, Inc., 6.5%, 9/1/25	—	—	25,000		11/20/11	(240 bp)	2,519

Ryder System Inc., 6.95%, 12/1/25	—	—	40,000		3/20/13	(135 bp)	2,436

Sealed Air Corp., 5 5/8%, 7/15/13	—	—	25,000		9/20/13	(169 bp)	3,131

Spectra Energy Capital, 6 1/4%, 2/15/13	—	—	40,000		9/20/14	(115 bp)	1,443

Citibank, N.A.
Arrow Electronics Inc., 6 7/8%, 6/1/18	—	—	100,000		3/20/13	(43 bp)	6,232

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA+	61,992	321,387		5/25/46	11 bp	(33,370)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	59,192	355,427		5/25/46	11 bp	(46,400)

DJ CDX NA HY Series 9
Index, 35-100% tranche	A+	—	17,165,482	(F)	12/20/12	112 bp	(1,251,860)

Dominion Resources Inc.,
5.15%, 7/15/15	—	—	55,000		6/20/18	(73 bp)	986

International Lease Finance Corp.,
4.15%, 1/20/15	—	—	25,000		6/20/13	(222.50 bp)	4,914

Lexmark International, Inc.,
5.9%, 6/1/13	Baa2	—	10,000		6/20/13	108.5 bp	1,236

Lighthouse International Co., SA,
8%, 4/30/14	B2	—	EUR 5,000		3/20/13	815 bp	(1,068)

Macy’s Retail Holdings, Inc.,
6 5/8%, 4/1/11	—	—	$5,000		6/20/11	(162 bp)	602

Marsh & Mclennan Co. Inc.,
5 3/8%, 7/15/14	—	—	125,000		9/20/14	(105 bp)	(1,891)

Mohawk Industries, Inc., 7.2%, 4/15/12	—	—	30,000		3/20/16	(140 bp)	3,263

Newell Rubbermaid, Inc., 6.35%, 7/15/28	—	—	20,000		6/20/13	(85 bp)	727

Rexam PLC, 4 3/8%, 3/15/13	—	—	350,000		6/20/13	(145 bp)	52,331

Sara Lee Corp., 6 1/8%, 11/1/32	—	—	110,000		9/20/11	(43 bp)	820

Telecom Italia SPA. 5 3/8%, 1/29/19	—	—	55,000		9/20/11	(218 bp)	4,019

Yum! Brands, Inc., 8 7/8%, 4/15/11	—	—	115,000		3/20/13	(65 bp)	4,193

Credit Suisse International
DJ ABX HE AAA
Series 7 Version 2 Index	BB+	51,060	92,000		1/25/38	76 bp	(5,048)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	106,790	539,329		5/25/46	11 bp	(52,302)

DJ CDX NA HY Series 10	B+	23,100	220,000		6/20/13	500 bp	(11,427)

DJ CDX NA HY Series 10	B+	86,063	810,000		6/20/13	500 bp	(41,060)

DJ CDX NA HY Series 10	—	(1,063)	10,000		6/20/13	(500 bp)	507

DJ CDX NA IG Series 11 Index	—	(12,917)	420,000		12/20/13	(150 bp)	(4,284)

DJ CDX NA IG Series 11 Index	A–	7,561	320,000		12/20/13	150 bp	983

DJ CMB NA CMBX AAA Index	AAA	1,123,340	6,749,000		12/13/49	8 bp	(899,295)

149

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

Credit Suisse International continued
DJ CMB NA CMBX AAA Index	AAA	$940,096	$6,001,000		2/17/51	35 bp	$(872,374)

DJ CMB NA CMBX AAA Index	—	(1,903,468)	16,698,000		2/17/51	(35 bp)	3,139,795

DJ CMB NA CMBX AAA Index	—	(39,896)	508,000		2/17/51	(35 bp)	113,533

DJ CMB NA CMBX AAA Index	—	(18,944)	254,000		2/17/51	(35 bp)	57,771

DJ CMB NA CMBX AAA Index	—	(210,626)	1,505,000		2/17/51	(35 bp)	243,926

General Electric Capital Corp.,
5 5/8%, 9/15/17	Aaa	—	220,000		12/20/13	530 bp	14,672

Liberty Mutual Insurance,
7 7/8%, 10/15/26	—	—	255,000		12/20/13	(210 bp)	4,485

Southwest Airlines, 5 1/4%, 10/1/14	—	—	5,000		3/20/12	(190 bp)	378

Xerox Corp., 6 7/8%, 8/15/11	—	—	80,000		6/20/12	(86.5 bp)	8,332

Deutsche Bank AG
Cadbury Schweppes US Finance LLC,
5 1/8%, 10/1/13	—	—	30,000		12/20/13	(86 bp)	(203)

CNA Financial Corp., 5.85%, 12/15/14	—	—	35,000		9/20/16	(155 bp)	4,012

DJ ABX CMBX AAA Index	AAA	19,896	330,000	(F)	2/17/51	35 bp	(79,362)

DJ ABX HE A Series 7 Version 2 Index	CCC	368,550	405,000		1/25/38	369 bp	(20,001)

DJ ABX HE AAA Series 6
Version 1 Index	AAA	24,180	227,471		7/25/45	18 bp	(21,304)

DJ CDX NA HY Series 11
Version 1 Index	B+	162,150	690,000		12/20/13	500 bp	24,239

DJ CDX NA IG Series 11 Index	A–	37,134	2,315,000		12/20/13	150 bp	(13,125)

DJ iTraxx Europe Series 8 Version 1	—	(480)	EUR 5,000		12/20/12	(375 bp)	927

Expedia Inc., 7.456%, 8/15/18	—	—	$9,000		12/20/13	(310 bp)	1,212

General Electric Capital Corp.,
6%, 6/15/12	Aaa	—	400,000		9/20/13	109 bp	(41,923)

Genworth Financial Inc.,
5 3/4%, 6/15/14	—	—	25,000		6/20/18	(143 bp)	13,175

Grohe Holding GmBh, 8 5/8%, 10/1/14	B3	—	EUR 5,000		6/20/09	400 bp	(627)

Hanson PLC., 7 7/8%, 9/27/10	—	—	$5,000		9/20/16	(255 bp)	2,779

iStar Financial, Inc., 6%, 12/15/10	Ba3	4,388	65,000		3/20/09	500 bp	(10,200)

Nortel Networks Ltd, 6 7/8%, 9/1/23	Caa2	400	5,000		12/20/09	500 bp	(2,724)

Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—	5,000		12/20/13	112 bp	(579)

Packaging Corporation of America,
5 3/4%, 8/1/13	—	—	40,000		9/20/13	(129 bp)	1,055

Pitney Bowes, Inc., 4 5/8%, 10/1/12	—	—	15,000		3/20/18	(95 bp)	513

PPG Industries, Inc., 7.05%, 8/15/09	—	—	20,000		3/20/18	(154 bp)	1,416

Prudential Financial Inc., 4 1/2%, 7/15/13	—	—	40,000		12/20/13	(388 bp)	4,096

Reynolds American, Inc., 7 5/8%, 6/1/16	—	—	85,000		6/20/13	(105 bp)	9,508

Tyco Electronics Group, 6.55%, 10/1/17	—	—	20,000		12/20/17	(125.5 bp)	1,354

Goldman Sachs International
CVS Caremark Corp., 4 7/8%, 9/15/14	—	—	5,000		9/20/11	(50 bp)	58

DJ ABX HE A Index	CCC	135,361	202,000		1/25/38	369 bp	(58,435)

DJ ABX HE AAA Index	BB+	47,474	202,000		1/25/38	76 bp	(75,720)

DJ CDX NA CMBX AAA Index	AAA	9,144	250,000		3/15/49	7 bp	(41,151)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	1,086,000		12/20/10	108.65 bp	(136,543)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	4,010,000		12/20/10	249 bp	(398,088)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	2,290,000		12/20/10	305 bp	(203,164)

150

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International continued
DJ CDX NA HY Series 9
Index 25-35% tranche	A+	$—	$480,000	12/20/10	435 bp	$(30,150)

DJ CDX NA HY Series 9
Index 35-100% tranche	A+	—	980,885	12/20/10	153.5 bp	(13,746)

DJ CDX NA IG Series 11 Index	—	(452,934)	17,880,000	12/20/18	(140 bp)	(345,456)

DJ CDX NA IG Series 11
Version 1 Index	—	(194,428)	3,220,500	12/20/18	(140 bp)	(175,069)

DJ CMB NA CMBX AAA Index	—	(260,719)	3,532,000	2/17/51	(35 bp)	793,447

Lighthouse International Co, SA,
8%, 4/30/14	B2	—	EUR 5,000	3/20/13	680 bp	(1,333)

Southern California Edison Co.,
7 5/8%, 1/15/10	A3	—	$5,000	12/20/13	118.1 bp	(525)

Wind Acquisition Finance SA,
9 3/4%, 12/1/15	B2	—	EUR 5,000	3/20/13	597 bp	63

JPMorgan Chase Bank, N.A.
AllTel Corp., 7 7/8%, 7/1/32	—	—	$10,000	9/20/12	(95 bp)	(7)

Anheuser-Busch Co., Inc.
5 5/8%, 10/1/10	—	—	25,000	3/20/17	(133 bp)	1,006

CenturyTel. Inc., 6%, 4/1/17	—	—	10,000	6/20/13	(95 bp)	226

Codere Finance (Luxembourg) S.A.,
8.25%, 6/15/15	B+	—	EUR 5,000	3/20/13	795 bp	(1,212)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	68,309	$344,817	5/25/46	11 bp	(33,405)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	270,000	12/20/10	388.75 bp	(19,319)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	1,114,000	12/20/10	105.5 bp	(139,302)

DJ CDX NA IG Series 11 Index	—	(2,193)	100,000	12/20/13	(150 bp)	(223)

DJ CMB NA CMBX AAA Index	AAA	113,401	906,000	12/13/49	8 bp	(155,636)

DJ CMB NA CMBX AAA Index	AAA	77,967	714,000	2/17/51	35 bp	(135,988)

DJ CMB NA CMBX AAA Index	—	(20,170)	259,000	2/17/51	(35 bp)	57,440

DJ iTraxx Europe Crossover
Series 8 Version 1	—	(2,672)	EUR 20,000	12/20/12	(375 bp)	2,952

Domtar Corp., 7 1/8%, 8/15/15	—	—	$40,000	12/20/11	(500 bp)	2,573

Expedia, Inc., 7.456%, 8/15/18	—	—	6,000	9/20/13	(300 bp)	801

Freeport-McMoRan Copper
& Gold, Inc., 8 3/8%, 4/1/17	—	—	15,000	6/20/12	(145 bp)	2,834

GATX Corp., 8.875%, 6/1/09	—	—	80,000	3/20/16	(100 bp)	11,866

General Growth Properties,
conv. bond 3.98%, 4/15/27	CC–	—	10,000	6/20/12	750 bp	(7,316)

General Growth Properties,
conv. bond 3.98%, 4/15/27	CC-	—	5,000	9/20/13	775 bp	(3,714)

GMAC, LLC, 6 7/8%, 8/28/12	C	1,725	30,000	3/20/09	500 bp	1,464

iStar Financial, Inc., 6%, 12/15/10	Ba3	4,550	65,000	3/20/09	500 bp	(10,037)

Lexmark International, Inc.,
5.9%, 6/1/13	—	—	10,000	6/20/13	(113 bp)	1,219

Lexmark International, Inc.,
5.9%, 6/1/13	—	—	250,000	6/20/13	(113 bp)	30,472

Lexmark International, Inc.,
5.9%, 6/1/13	—	—	15,000	6/20/13	(113 bp)	1,828

151

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

JPMorgan Securities, Inc.
DJ CMB NA CMBX AAA Index	AAA	$664,643	$7,735,000		2/17/51	35 bp	$(1,653,206)

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—	5,000		12/20/13	113 bp	(577)

Merrill Lynch International
AllTel Corp., 7 7/8%, 7/1/32	—	—	65,000		9/20/12	(97 bp)	(91)

AmerisourceBergen Corp.,
5 7/8%, 9/15/15	—	—	80,000		9/20/12	(65 bp)	610

Block Financial LLC. 5 1/8%, 10/30/14	—	—	25,000		12/20/14	(69 bp)	271

Computer Sciences Corp, 5%, 2/15/13	—	—	10,000		3/20/13	(66 bp)	118

Kinder Morgan, Inc., 6 1/2%, 9/1/12	—	—	77,000		9/20/12	(128 bp)	6,180

MGM Mirage Inc., 5 7/8%, 2/27/14	—	—	15,000	(F)	9/20/10	(470 bp)	2,776

Morgan Stanley Capital Services, Inc.
DJ ABX CMBX AAA Index	AAA	257,809	3,622,000		3/15/49	7 bp	(473,175)

DJ CDX NA IG Series 11 Index	—	(38,148)	1,490,000		12/20/18	(140 bp)	(29,192)

DJ CMB NA CMBX AAA Index	—	(14,967)	166,000		2/17/51	(35 bp)	34,966

UBS, AG
Cardinal Health Inc., 5.85%, 12/15/17	—	—	40,000		6/20/13	(49 bp)	296

Hanson PLC., 7 7/8%, 9/27/10	—	—	15,000		9/20/16	(250 bp)	8,355

Starwood Hotels & Resorts
Worldwide, Inc., 7 7/8%, 5/1/12	—	—	85,000		6/20/12	(195 bp)	12,439

Total							$(2,329,769)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at December 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

See page 295 for Notes to the Portfolios.

152

Putnam VT Global Asset Allocation Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (54.8%)*

	Shares	Value

Basic materials (3.7%)
Abengoa SA (Spain)	3,554	$59,650
Acciona SA (Spain)	471	59,825
Agnico-Eagle Mines, Ltd. (Canada) †	1,300	66,729
AK Steel Holding Corp.	2,070	19,292
Albemarle Corp.	2,087	46,540
Amcor, Ltd. (Australia)	33,548	138,561
Ameron International Corp.	444	27,936
Andersons, Inc. (The)	3,102	51,121
AngloGold Ashanti, Ltd. ADR
(South Africa)	1,219	33,778
Antofagasta PLC (United Kingdom)	28,269	177,116
Apex Silver Mines, Ltd.
(Cayman Islands) †	1,693	1,659
Aracruz Celulose SA ADR (Brazil)	551	6,215
Arcelor Mittal (Luxembourg)	18,335	443,792
ArcelorMittal (Luxembourg)	575	13,949
Aurizon Mines, Ltd. (Canada) †	19,471	63,086
Balfour Beatty PLC (United Kingdom)	5,910	28,560
Barrick Gold Corp. (Canada)	3,324	122,223
Barrick Gold Corp. (Canada)	1,356	49,944
BASF SE (Germany)	2,761	109,559
BHP Billiton PLC (United Kingdom)	5,875	112,256
BHP Billiton, Ltd. (Australia)	11,115	237,891
BlueScope Steel, Ltd. (Australia)	31,258	78,015
Broadwind Energy, Inc. †	1,178	5,301
Buckeye Technologies, Inc. †	4,522	16,460
Cameco Corp. (Canada)	1,200	20,700
Canfor Corp. (Canada) †	2,556	16,003
Ceradyne, Inc. †	902	18,320
CF Industries Holdings, Inc.	4,175	205,243
China Grand Forestry Green
Resources Group, Ltd.
(Hong Kong) †	164,000	6,933
Cia de Minas Buenaventura SA ADR
(Peru)	2,514	50,079
Clearwater Paper Corp. †	148	1,242
Cliffs Natural Resources, Inc.	8,162	209,029
Coeur d’Alene Mines Corp. †	15,300	13,464
Crystallex International Corp.
(Canada) †	10,800	1,836
Deltic Timber Corp.	289	13,222
Denison Mines Corp. (Canada) †	2,800	3,368
Dow Chemical Co. (The)	7,277	109,810
Eldorado Gold Corp. (Canada) †	7,717	61,350
Energy Resources of Australia,
Ltd. (Australia)	1,033	14,018
Fletcher Building, Ltd.
(New Zealand)	10,864	36,866
FMC Corp.	4,570	204,416
Freeport-McMoRan Copper &
Gold, Inc. Class B	7,933	193,883

COMMON STOCKS (54.8%)* continued

	Shares	Value

Basic materials continued
Gammon Gold, Inc. (Canada) †	4,575	$25,025
Givaudan SA (Switzerland)	32	25,035
Gold Fields, Ltd. ADR
(South Africa)	6,100	60,573
Goldcorp, Inc.
(Toronto Exchange) (Canada)	3,245	102,315
Golden Star Resources, Ltd. †	11,200	11,200
Great Basin Gold, Ltd. (Canada) †	13,384	17,265
Grupo Empresarial Ence SA (Spain)	2,500	8,850
Grupo Ferrovial SA (Spain)	1,769	48,935
Gunns, Ltd. (Australia)	8,163	6,694
Harmony Gold Mining Co., Ltd. ADR
(South Africa) †	2,802	30,738
Hecla Mining Co. †	8,125	22,750
Hokuetsu Paper Mills, Ltd. (Japan)	4,000	24,417
Holmen AB Class B (Sweden)	800	19,972
Iamgold Corp. (Canada)	8,000	48,880
Impregilo SpA (Italy) †	11,473	33,179
Innophos Holdings, Inc.	1,487	29,457
Innospec, Inc. (United Kingdom)	2,729	16,074
Insituform Technologies, Inc. †	1,421	27,979
International Paper Co.	1,862	21,972
JFE Holdings, Inc. (Japan)	1,500	39,587
Kaiser Aluminum Corp.	1,002	22,565
Kinross Gold Corp. (Canada)	4,600	84,732
Koninklijke DSM NV (Netherlands)	1,831	47,133
Koppers Holdings, Inc.	1,919	41,489
Layne Christensen Co. †	1,714	41,153
Linde AG (Germany)	295	25,069
Matsushita Electric Works, Ltd.
(Japan)	4,000	35,488
MeadWestvaco Corp.	1,324	14,816
Minefinders Corp. (Canada) †	2,021	10,408
Monsanto Co.	6,683	470,149
Mosaic Co. (The)	7,966	275,624
Mueller Water Products, Inc.
Class A	4,938	41,479
New Gold, Inc. (Canada) †	9,494	13,843
Newmont Mining Corp.	2,400	97,680
Northgate Minerals Corp. (Canada) †	11,800	9,794
Northwest Pipe Co. †	569	24,245
Oilsands Quest, Inc. (Canada) †	3,790	2,767
OJI Paper Co., Ltd. (Japan)	7,000	41,060
Olympic Steel, Inc.	1,823	37,135
OM Group, Inc. †	2,467	52,078
Packaging Corp. of America	4,557	61,337
Paladin Energy, Ltd. (Australia) †	4,849	8,646
PAN American Silver Corp.
(Canada) †	1,657	28,285
Perini Corp. †	1,383	32,335

153

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Basic materials continued
Plum Creek Timber Company, Inc. (R)	873	$30,328
Portucel Empresa Produtora de
Pasta e Papel SA (Portugal)	8,930	19,387
Potash Corp. of Saskatchewan
(Canada)	3,872	283,508
Potash Corp. of Saskatchewan, Inc.
(Canada)	331	24,415
Potlatch Corp. (R)	518	13,473
PV Crystalox Solar PLC
(United Kingdom)	6,951	10,183
Rangold Resources, Ltd. ADR
(Jersey)	1,328	58,326
Rayonier, Inc.	698	21,882
Royal Gold, Inc.	770	37,892
Salzgitter AG (Germany)	575	45,606
Sappi, Ltd. ADR (South Africa)	2,222	8,688
Schnitzer Steel Industries, Inc.
Class A	1,574	59,261
Seabridge Gold, Inc. (Canada) †	1,100	14,388
Silgan Holdings, Inc.	1,209	57,802
Silver Standard Resources, Inc.
(Canada) †	1,800	28,692
Silver Wheaton Corp. (Canada) †	10,961	71,137
Sino-Forest Corp. (Canada) †	1,546	12,570
Smurfit-Stone Container Corp. †	5,310	1,354
Sonoco Products Co.	922	21,354
Southern Copper Corp.	20,745	333,165
Stora Enso OYJ Class R (Finland)	3,333	26,128
Sumitomo Forestry Co., Ltd. (Japan)	2,600	21,004
Svenska Cellulosa AB Class B
(Sweden)	2,400	20,723
Syngenta AG (Switzerland)	662	127,370
Terra Industries, Inc.	9,262	154,398
Timberwest Forest Corp.
(Unit) (Canada)	1,536	4,479
Uex Corp. (Canada) †	4,000	2,175
Umicore NV/SA (Belgium)	9,543	189,091
UPM-Kymmene OYJ (Finland)	2,011	25,606
Uranium One, Inc. (Canada) †	5,500	8,110
Vallourec SA (France)	216	24,670
voestalpine AG (Austria)	6,845	147,383
Votorantim Celulose e Papel SA ADR
(Brazil)	1,323	10,491
Wausau Paper Corp.	1,840	21,050
West Fraser Timber Co., Ltd.
(Canada)	540	14,146
Weyerhaeuser Co.	882	26,998
Yamana Gold, Inc. (Canada)	5,900	45,548
Zhaojin Mining Industry Co., Ltd.
(China)	37,500	29,235
		7,341,463

COMMON STOCKS (54.8%)* continued

	Shares	Value

Capital goods (3.9%)
Acuity Brands, Inc.	1,226	$42,800
Aecom Technology Corp. †	1,880	57,772
AGCO Corp. †	7,800	184,002
Alstom (France)	883	52,363
American Ecology Corp.	1,634	33,056
American Science &
Engineering, Inc.	527	38,977
Andritz AG (Austria)	2,653	68,096
Applied Industrial
Technologies, Inc.	3,240	61,301
Autoliv, Inc. (Sweden)	5,117	109,811
BAE Systems PLC (United Kingdom)	82,215	454,528
Bio-Treat Technology, Ltd.
(China) †	83,000	2,929
Boeing Co. (The)	13,168	561,879
Bucyrus International, Inc. Class A	385	7,130
Calgon Carbon Corp. †	1,122	17,234
Canon, Inc. (Japan)	5,600	175,406
Capstone Turbine Corp. †	18,904	15,879
Caterpillar, Inc.	2,783	124,317
Chart Industries, Inc. †	4,646	49,387
Charter PLC (United Kingdom)	1,221	5,910
China High Speed Transmission
Equipment Group Co., Ltd. (China)	22,000	26,849
CLARCOR, Inc.	554	18,382
Clean Harbors, Inc. †	827	52,465
Columbus McKinnon Corp. †	2,099	28,651
Conergy AG (Germany) †	842	1,192
Cummins, Inc.	4,785	127,903
Dana Holding Corp. †	1,209	895
Darling International, Inc. †	3,890	21,356
Deere (John) & Co.	8,171	313,113
Doosan Heavy Industries and
Construction Co., Ltd. (South Korea)	860	43,974
Ebara Corp. (Japan)	13,000	29,983
EMCOR Group, Inc. †	3,042	68,232
Emerson Electric Co.	6,605	241,809
Energy Recovery, Inc. †	3,164	23,983
EnergySolutions, Inc.	570	3,221
Epure International, Ltd. (China)	9,000	1,550
Esterline Technologies Corp. †	645	24,439
European Aeronautic Defense and
Space Co. (Netherlands)	18,347	311,056
Finmeccanica SpA (Italy)	10,703	164,797
Flowserve Corp.	2,176	112,064
Fluor Corp.	2,861	128,373
Foster Wheeler, Ltd. †	4,503	105,280
Franklin Electric Co., Inc.	599	16,838
Fuel Systems Solutions, Inc. †	462	15,135

154

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Capital goods continued
Fuel Tech, Inc. †	3,369	$35,678
Gardner Denver, Inc. †	1,733	40,448
General Cable Corp. †	1,570	27,773
General Dynamics Corp.	6,383	367,597
Glory, Ltd. (Japan)	7,800	152,222
GLV, Inc. Class A (Canada) †	1,731	11,051
Gorman-Rupp Co. (The)	950	29,564
GrafTech International, Ltd. †	1,937	16,116
Grief, Inc. Class A	442	14,776
GUD Holdings, Ltd. (Australia)	1,434	6,114
Heico Corp.	790	30,676
Hyflux, Ltd. (Singapore)	8,000	10,059
Illinois Tool Works, Inc.	5,342	187,237
Insteel Industries, Inc.	934	10,545
ITT Corp.	732	33,665
John Bean Technologies Corp.	1,063	8,685
Joy Global, Inc.	6,995	160,116
Knoll, Inc.	3,263	29,432
Kurita Water Industries, Ltd.
(Japan)	2,700	72,576
Lindsay Corp.	525	16,690
Lockheed Martin Corp.	1,518	127,633
MAN AG (Germany)	163	9,028
Manitowoc Co., Inc. (The)	12,335	106,821
Met-Pro Corp.	529	7,046
Mitsubishi Electric Corp. (Japan)	24,000	149,854
Moog, Inc. †	2,260	82,648
Nalco Holding Co.	1,629	18,799
Northrop Grumman Corp.	2,010	90,530
NSK, Ltd. (Japan)	8,000	29,974
Orbital Sciences Corp. †	1,680	32,810
Organo Corp. (Japan)	1,000	6,474
Parker-Hannifin Corp.	1,607	68,362
Pentair, Inc.	1,524	36,073
Pitney Bowes, Inc.	6,226	158,638
Prysmian SpA (Italy)	17,091	271,263
Raser Technologies, Inc. †	2,600	9,854
Raytheon Co.	9,341	476,765
Roper Industries, Inc.	856	37,159
Solon AG Fuer Solartechnik
(Germany) †	290	6,005
Spirax-Sarco Engineering PLC
(United Kingdom)	1,971	26,197
Steelcase, Inc.	17,513	98,423
Sunpower Corp. Class A †	580	21,460
Tanfield Group PLC
(United Kingdom) †	26,614	1,957
Teledyne Technologies, Inc. †	1,366	60,855
Tetra Tech, Inc. †	2,412	58,250
THK Co., Ltd. (Japan)	1,300	13,630

COMMON STOCKS (54.8%)* continued

	Shares	Value

Capital goods continued

Tomkins PLC (United Kingdom)	10,582	$19,232
United Technologies Corp.	5,998	321,493
USEC, Inc. †	2,900	13,021
Valmont Industries, Inc.	531	32,582
Vestas Wind Systems A/S (Denmark) †	808	48,234
Vinci SA (France)	797	33,705
Wabtec Corp.	1,745	69,364
WESCO International, Inc. †	2,124	40,845
		7,790,321

Communication services (3.2%)
Adelphia Recovery Trust
(Ser. ACC-1) †	53,418	2,137
Airvana, Inc. †	3,470	21,236
AT&T, Inc. #	41,031	1,169,384
Atlantic Tele-Network, Inc.	1,489	39,533
Belgacom SA (Belgium)	1,099	42,097
Carphone Warehouse Group PLC
(The) (United Kingdom)	17,447	22,978
Cincinnati Bell, Inc. †	13,270	25,611
Comcast Corp. Class A	11,913	201,091
DirecTV Group, Inc. (The) †	19,191	439,666
DISH Network Corp. Class A †	5,931	65,775
Embarq Corp.	2,948	106,010
France Telecom SA (France)	20,396	572,901
InterDigital, Inc. †	1,366	37,565
j2 Global Communications, Inc. †	1,867	37,415
KDDI Corp. (Japan)	89	632,497
Koninklijke (Royal) KPN NV
(Netherlands)	5,553	80,862
KT Freetel Co., Ltd.
(South Korea) †	2,580	64,054
Liberty Global, Inc. Class A †	12,079	192,298
Nice Systems, Ltd. ADR (Israel) †	1,471	33,053
NII Holdings, Inc. †	8,373	152,221
Nippon Telegraph & Telephone
(NTT) Corp. (Japan)	110	589,893
Novatel Wireless, Inc. †	2,316	10,746
NTELOS Holdings Corp.	1,412	34,820
NTT DoCoMo, Inc. (Japan)	11	21,636
Premiere Global Services, Inc. †	3,689	31,762
Rogers Communications Class B
(Canada)	566	17,061
Swisscom AG (Switzerland)	133	42,642
Syniverse Holdings, Inc. †	2,174	25,958
Taiwan Mobile Co., Ltd. (Taiwan)	33,000	49,142
Telefonica SA (Spain)	7,407	166,730
Telekom Austria AG (Austria)	1,275	18,507
Telephone and Data Systems, Inc.	1,777	56,420
Verizon Communications, Inc.	36,596	1,240,604
Vodafone Group PLC (United Kingdom)	57,772	117,972
		6,362,277

155

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Conglomerates (1.1%)
3M Co.	9,007	$518,263
Ansell, Ltd. (Australia)	5,882	52,726
Bouygues SA (France)	6,371	270,804
Danaher Corp.	633	35,834
General Electric Co.	32,945	533,709
Hutchison Whampoa, Ltd. (Hong Kong)	9,000	45,400
Itochu Corp. (Japan)	27,000	135,164
Silex Systems, Ltd. (Australia) †	2,292	4,775
Vivendi SA (France)	14,060	459,687
Walter Industries, Inc.	2,551	44,668
		2,101,030

Consumer cyclicals (3.8%)
Aeropostale, Inc. †	1,545	24,875
Aisin Seiki Co., Ltd. (Japan)	3,200	45,314
Amazon.com, Inc. †	328	16,820
Bayerische Motoren Werke (BMW) AG
(Germany)	1,404	43,339
Blue Nile, Inc. †	930	22,776
Bridgestone Corp. (Japan)	14,800	221,789
Brink’s Co. (The)	2,108	56,663
Buckle, Inc. (The)	3,231	70,500
Casey’s General Stores, Inc.	1,250	28,463
Cash America International, Inc.	1,142	31,234
Charlotte Russe Holding, Inc. †	2,200	14,278
Chemed Corp.	834	33,168
Coach, Inc. †	18,060	375,106
Compass Group PLC (United Kingdom)	4,944	24,887
Consolidated Graphics, Inc. †	1,171	26,511
CTC Media, Inc. (Russia) †	5,848	28,070
Daily Mail and General Trust
Class A (United Kingdom)	6,023	23,841
DaimlerChrysler AG (Germany)	1,808	68,986
Daito Trust Construction Co., Ltd.
(Japan)	1,100	57,471
De La Rue PLC (United Kingdom)	2,866	38,033
Deckers Outdoor Corp. †	556	44,408
Deluxe Corp.	2,265	33,884
Dolby Laboratories, Inc. Class A †	4,918	161,114
Dollar Tree, Inc. †	5,205	217,569
Dreamworks Animation SKG, Inc.
Class A †	1,082	27,331
Dress Barn, Inc. †	2,898	31,125
Emergency Medical Services Corp.
Class A †	1,150	42,102
Exide Technologies †	4,603	24,350
Experian Group, Ltd. (Ireland)	5,319	33,788
EZCORP, Inc. Class A †	6,421	97,663
FamilyMart Co., Ltd. (Japan)	1,500	65,019
Fiat SpA (Italy)	28,535	186,730
Foot Locker, Inc.	11,673	85,680

COMMON STOCKS (54.8%)* continued

	Shares	Value

Consumer cyclicals continued
Geberit International AG
(Switzerland)	531	$56,813
Genesco, Inc. †	1,723	29,153
Greek Organization of Football
Prognostics (OPAP) SA (Greece)	4,580	132,314
Guangdong Investment, Ltd.
(Hong Kong)	84,000	33,925
Gymboree Corp. (The) †	1,507	39,318
Hackett Group Inc. (The) †	7,440	21,725
Hasbro, Inc.	6,845	199,669
Healthcare Services Group, Inc.	1,475	23,497
Hillenbrand, Inc.	2,103	35,078
Home Retail Group (United Kingdom)	5,241	16,306
Honda Motor Co., Ltd. (Japan)	1,900	41,115
ICF International, Inc. †	1,516	37,248
Jakks Pacific, Inc. †	1,875	38,681
Jos. A. Bank Clothiers, Inc. †	1,052	27,510
Landauer, Inc.	1,400	102,620
Lennox International, Inc.	1,527	49,307
LG Corp. (South Korea)	610	21,280
Lions Gate Entertainment Corp.
(Canada) †	4,600	25,300
LVMH Moet Hennessy Louis Vuitton
SA (France)	729	49,185
M.D.C. Holdings, Inc.	2,620	79,386
Manpower, Inc.	2,060	70,019
Marvel Entertainment, Inc. †	1,733	53,290
Mattel, Inc.	11,612	185,792
Mediaset SpA (Italy)	26,786	153,992
Morningstar, Inc. †	1,429	50,730
NBTY, Inc. †	6,247	97,766
Next PLC (United Kingdom)	8,285	131,574
Nintendo Co., Ltd. (Japan)	200	76,670
Nissha Printing Co., Ltd. (Japan)	1,000	39,696
Panasonic Corp. (Japan)	11,000	137,531
Perry Ellis International, Inc. †	1,825	11,571
Phillips-Van Heusen Corp.	2,401	48,332
PRG-Schultz International, Inc. †	1,637	6,679
RadioShack Corp.	8,091	96,607
Reed Elsevier PLC (United Kingdom)	7,525	55,636
Rent-A-Center, Inc. †	2,209	38,989
SECOM Co., Ltd. (Japan)	1,400	71,953
Sony Corp. (Japan)	3,900	84,596
Standard Parking Corp. †	1,344	25,993
Stantec, Inc. (Canada) †	1,389	34,499
Steinway Musical
Instruments, Inc. †	1,150	20,137
Steven Madden, Ltd. †	3,288	70,100
Swire Pacific, Ltd. (Hong Kong)	25,500	176,819
Tenneco Automotive, Inc. †	3,812	11,245

156

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Consumer cyclicals continued
Thomas Cook Group PLC
(United Kingdom)	55,698	$144,670
Time Warner Cable, Inc. Class A †	15	322
Time Warner, Inc.	48,189	484,781
TJX Cos., Inc. (The)	5,300	109,021
Toro Co. (The)	3,786	124,938
Toyota Industries Corp. (Japan)	1,700	36,343
Toyota Motor Corp. (Japan)	700	22,863
Tractor Supply Co. †	480	17,347
True Religion Apparel, Inc. †	1,820	22,641
TUI Travel PLC (United Kingdom)	13,256	45,455
Urban Outfitters, Inc. †	9,398	140,782
Valeo SA (France)	4,223	63,051
Vertis Holdings, Inc. (F) †	1,807	2
Volkswagen AG (Germany)	68	23,921
Wal-Mart Stores, Inc.	16,097	902,398
Walt Disney Co. (The)	8,572	194,499
Warnaco Group, Inc. (The) †	2,282	44,796
Wheelock and Co., Ltd. (Hong Kong)	12,000	26,584
Wiley (John) & Sons, Inc. Class A	1,867	66,428
Wolverine World Wide, Inc.	3,098	65,182
WPP PLC (United Kingdom)	10,252	60,620
		7,709,177

Consumer staples (6.8%)
AFC Enterprises †	4,068	19,079
Alberto-Culver Co.	642	15,735
Altria Group, Inc. #	13,223	199,138
Archer Daniels Midland Co.	11,360	327,509
Aryzta AG (Switzerland) †	1,058	34,112
BAT Industries PLC (United Kingdom)	3,560	93,829
Bidz.com, Inc. †	4,410	20,286
BJ’s Wholesale Club, Inc. †	6,071	207,992
Boston Beer Co., Inc. Class A †	725	20,590
Brinker International, Inc.	2,170	22,872
Britvic PLC (United Kingdom)	16,553	64,067
Bunge, Ltd.	3,842	198,900
Cal-Maine Foods, Inc.	666	19,114
Campbell Soup Co.	2,874	86,249
CEC Entertainment, Inc. †	1,080	26,190
Chattem, Inc. †	786	56,223
Clorox Co.	7,121	395,643
Coca-Cola Co. (The)	3,888	176,010
Colgate-Palmolive Co.	8,158	559,149
Colruyt SA (Belgium)	1,127	242,374
Constellation Brands, Inc.
Class A †	8,241	129,961
Corn Products International, Inc.	4,402	126,998
Cosan, Ltd. Class A (Brazil) †	10,467	36,216
Dean Foods Co. †	8,698	156,303
DeVry, Inc.	1,212	69,581

COMMON STOCKS (54.8%)* continued

	Shares	Value

Consumer staples continued
Domino’s Pizza, Inc. †	2,167	$10,207
Dr. Pepper Snapple Group, Inc. †	5,651	91,829
Einstein Noah Restaurant
Group, Inc. †	2,224	12,788
Energizer Holdings, Inc. †	3,050	165,127
Estee Lauder Cos., Inc. (The)
Class A	4,221	130,682
Fresh Del Monte Produce, Inc.
(Cayman Islands) †	1,724	38,652
Groupe Danone (France)	610	36,971
Heineken Holding NV (Netherlands)	2,701	77,652
Heineken NV (Netherlands)	5,548	171,172
Herbalife, Ltd. (Cayman Islands)	6,917	149,961
InBev NV (Belgium)	8,364	194,730
InBev NV 144A (Belgium)	3,958	92,150
Inchcape PLC (United Kingdom)	24,675	13,301
ITT Educational Services, Inc. †	3,766	357,695
Japan Tobacco, Inc. (Japan)	16	52,866
Jardine Cycle & Carriage, Ltd.
(Singapore)	3,000	19,999
KAO Corp. (Japan)	14,000	423,028
Kerry Group PLC Class A (Ireland)	10,932	200,199
Koninklijke Ahold NV (Netherlands)	31,862	393,248
Kraft Foods, Inc. Class A	8,787	235,931
Kroger Co.	16,765	442,764
KT&G Corp. (South Korea)	695	43,373
Lawson, Inc. (Japan)	1,000	57,545
Lion Nathan, Ltd. (Australia)	4,633	27,090
Marubeni Corp. (Japan)	13,000	49,440
McDonald’s Corp.	12,814	796,903
MWI Veterinary Supply, Inc. †	1,226	33,053
Nash Finch Co.	2,744	123,178
Nestle SA (Switzerland)	11,550	452,093
Netflix, Inc. †	985	29,442
New Oriental Education &
Technology Group ADR (China) †	538	29,542
Pepsi Bottling Group, Inc. (The)	14,572	328,016
PepsiCo, Inc.	8,980	491,835
Philip Morris International, Inc.	14,724	640,641
Prestige Brands Holdings, Inc. †	4,402	46,441
Procter & Gamble Co. (The)	18,324	1,132,790
Reckitt Benckiser PLC
(United Kingdom)	3,382	127,804
Reynolds American, Inc.	1,345	54,217
Robert Half International, Inc.	7,194	149,779
Safeway, Inc.	22,680	539,104
Sodexho Alliance SA (France)	678	37,678
Spartan Stores, Inc.	3,873	90,047
Suedzucker AG (Germany)	6,532	100,225
SunOpta, Inc. (Canada) †	4,300	6,751
Swedish Match AB (Sweden)	7,188	103,899

157

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Consumer staples continued
Toyo Suisan Kaisha, Ltd. (Japan)	15,000	$430,193
Tyson Foods, Inc. Class A	10,857	95,107
Wolseley PLC (United Kingdom)	13,045	73,778
Woolworths, Ltd. (Australia)	19,908	377,462
Yum! Brands, Inc.	11,784	371,196
		13,453,694

Energy (6.5%)
Alpha Natural Resources, Inc. †	3,654	59,158
Arch Coal, Inc.	496	8,080
Areva SA (France)	19	9,370
Aventine Renewable Energy
Holdings, Inc. †	5,563	3,616
Ballard Power Systems, Inc.
(Canada) †	6,076	6,866
Basic Energy Services, Inc. † #	3,366	43,893
BG Group PLC (United Kingdom)	9,732	137,057
BP PLC (United Kingdom)	55,217	429,165
Bronco Energy, Ltd. (Canada) †	1,386	1,450
Callon Petroleum Co. †	2,070	5,382
Canadian Oil Sands Trust
(Unit) (Canada)	1,065	18,512
Canadian Solar, Inc. (China) †	734	4,742
Centennial Coal Co., Ltd.
(Australia)	3,548	8,436
Chevron Corp.	23,658	1,749,982
China Coal Energy Co. (China)	31,000	25,052
China Petroleum & Chemical Corp.
(China)	148,000	91,179
China Shenhua Energy Co., Ltd.
(China)	20,000	42,891
China Sunergy Co., Ltd. ADR
(China) †	1,280	5,056
Compagnie Generale de
Geophysique-Veritas SA (France) †	11,590	173,792
Complete Production
Services, Inc. †	1,763	14,368
Comstock Resources, Inc. †	1,092	51,597
Connacher Oil and Gas, Ltd.
(Canada) †	4,421	2,695
ConocoPhillips	13,148	681,066
CONSOL Energy, Inc.	396	11,318
Core Laboratories NV (Netherlands)	624	37,353
Covanta Holding Corp. †	1,700	37,332
CVR Energy, Inc. †	3,340	13,360
Devon Energy Corp.	986	64,790
Dresser-Rand Group, Inc. †	11,896	205,206
EDP Renovaveis SA (Spain) †	3,878	27,272
Energy XXI Bermuda, Ltd. (Bermuda)	10,296	8,134
ENI SpA (Italy)	14,318	335,414
ENSCO International, Inc.	4,868	138,203
Evergreen Energy, Inc. †	10,300	2,987

COMMON STOCKS (54.8%)* continued

	Shares	Value

Energy continued
Evergreen Solar, Inc. †	2,697	$8,603
Exxon Mobil Corp. #	43,908	3,505,176
Felix Resources, Ltd. (Australia)	1,160	7,324
First Solar, Inc. †	1,379	190,247
Foundation Coal Holdings, Inc.	293	4,108
FuelCell Energy, Inc. †	5,748	22,302
Gamesa Corp Tecnologica SA (Spain)	1,570	28,597
GT Solar International, Inc. †	1,164	3,364
Gushan Environmental Energy, Ltd.
ADR (China)	6,000	11,040
Halliburton Co.	1,611	29,288
Headwaters, Inc. †	5,247	35,417
Hess Corp.	1,767	94,782
Hidili Industry International
Development, Ltd. (China)	11,000	3,516
Iberdrola Renovables SA (Spain) †	9,307	40,408
Inpex Holdings, Inc. (Japan)	4	31,533
International Coal Group, Inc. †	1,597	3,673
ION Geophysical Corp. †	6,095	20,906
JA Solar Holdings Co., Ltd. ADR
(China) †	3,038	13,276
James River Coal Co. †	318	4,875
Key Energy Services, Inc. †	4,410	19,448
LDK Solar Co., Ltd. ADR (China) †	846	11,100
MacArthur Coal, Ltd. (Australia)	1,098	2,385
Marathon Oil Corp.	25,159	688,350
Mariner Energy, Inc. †	2,766	28,213
Massey Energy Co.	9,200	126,868
McMoRan Exploration Co. †	1,664	16,307
Nexen, Inc. (Canada)	2,800	49,477
Noble Corp.	3,638	80,363
Occidental Petroleum Corp.	6,995	419,630
Oil States International, Inc. †	946	17,681
OPTI Canada, Inc. (Canada) †	1,529	2,267
Patriot Coal Corp. †	340	2,125
Patterson-UTI Energy, Inc.	6,004	69,106
Peabody Energy Corp.	547	12,444
Petroleo Brasileiro SA ADR (Brazil)	988	24,196
Petroleum Geo-Services ASA
(Norway) †	3,100	12,740
Q-Cells AG (Germany) †	468	17,056
Queensland Gas Co., Ltd.
(Australia) (F) †	1,924	7,838
Renewable Energy Corp. AS
(Norway) †	2,172	20,566
Repsol YPF SA (Spain)	2,721	58,197
Riversdale Mining, Ltd.
(Australia) †	2,321	4,012
Rosetta Resources, Inc. †	2,547	18,033
Royal Dutch Shell PLC Class A
(Netherlands)	4,575	121,310

158

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Energy continued
Royal Dutch Shell PLC Class B
(Netherlands)	18,596	$474,737
Sasol, Ltd. ADR (South Africa)	1,053	31,937
Solar Millennium AG (Germany) †	442	7,588
Solarfun Power Holdings Co., Ltd.
ADR (China) †	1,380	6,914
Solaria Energia y Medio Ambiente
SA (Spain) †	1,655	4,507
StatoilHydro ASA (Norway)	24,099	399,668
Stone Energy Corp. †	1,414	15,582
Suncor Energy, Inc. (Canada)	1,158	22,581
Sunoco, Inc.	7,875	342,248
Suntech Power Holdings Co., Ltd.
ADR (China) †	928	10,858
Swift Energy Co. †	1,200	20,172
Tesoro Corp.	15,520	204,398
Theolia SA (France) †	1,894	8,120
Tidewater, Inc.	13,126	528,584
Total SA (France)	3,100	169,716
Trico Marine Services, Inc. †	1,635	7,308
Trina Solar, Ltd. ADR (China) †	594	5,518
UK Coal PLC (United Kingdom) †	1,978	2,926
Unit Corp. †	3,576	95,551
UTS Energy Corp. (Canada) †	5,393	3,554
Vaalco Energy, Inc. †	4,172	31,040
Valero Energy Corp.	6,798	147,109
VeraSun Energy Corp. †	4,830	290
W&T Offshore, Inc.	1,120	16,038
Willbros Group, Inc. (Panama) †	1,880	15,924
Yanzhou Coal Mining Co., Ltd.
(China)	20,000	14,882
Yingli Green Energy Holding Co.,
Ltd. ADR (China) †	7,622	46,494
		12,977,165

Financials (7.3%)
3i Group PLC (United Kingdom)	23,228	92,822
ACE, Ltd. (Switzerland)	2,069	109,491
Advanta Corp. Class B	5,437	11,363
Agree Realty Corp. (R)	1,277	23,152
Allianz SE (Germany)	1,431	154,132
Allied Irish Banks PLC (Ireland)	28,706	70,104
Allied World Assurance Company
Holdings, Ltd. (Bermuda)	830	33,698
Alpha Bank AE (Greece)	2,960	27,918
American Equity Investment Life
Holding Co.	5,782	40,474
American Financial Group, Inc.	11,981	274,125
Ameriprise Financial, Inc.	9,681	226,148
Amerisafe, Inc. †	2,856	58,634
Anglo Irish Bank Corp. PLC
(Ireland)	41,350	9,972

COMMON STOCKS (54.8%)* continued

	Shares	Value

Financials continued
Arbor Realty Trust, Inc (R)	2,254	$6,649
Arch Capital Group, Ltd.
(Bermuda) †	2,835	198,734
Aspen Insurance Holdings, Ltd.
(Bermuda)	1,995	48,379
Assured Guaranty, Ltd. (Bermuda)	1,919	21,877
Asta Funding, Inc.	4,849	13,189
AXA SA (France)	6,590	147,540
Banco Latinoamericano de
Exportaciones SA Class E (Panama)	4,812	69,100
Banco Santander Central Hispano SA
(Spain)	13,055	126,526
Bank of America Corp. #	31,804	447,800
Bank of the Ozarks, Inc.	1,431	42,415
Barclays PLC (United Kingdom)	99,898	228,447
BlackRock, Inc.	698	93,637
BNP Paribas SA (France)	6,175	261,845
Cathay General Bancorp	1,403	33,321
Center Financial Corp.	3,558	21,953
Chubb Corp. (The)	7,659	390,609
Citigroup, Inc. #	20,194	135,502
Commerzbank AG (Germany)	673	6,442
Conseco, Inc. †	11,458	59,352
Corio NV (Netherlands)	2,061	94,897
Corporacion Mapfre SA (Spain)	45,052	153,374
Credit Saison Co., Ltd. (Japan)	1,100	15,154
Credit Suisse Group (Switzerland)	1,747	47,556
DBS Group Holdings, Ltd.
(Singapore)	37,000	220,296
DBS Group Holdings, Ltd.
(Rights) (Singapore) (F) †	18,500	38,662
Deutsche Bank AG (Germany)	868	34,760
Dexia (Belgium)	14,679	66,349
Diamond Lease Co., Ltd. (Japan)	1,380	34,984
DnB Holdings ASA (Norway)	7,356	29,588
Entertainment Properties Trust (R)	1,095	32,631
Eurazeo (France)	1,327	62,554
Fairfax Financial Holdings, Ltd.
(Canada)	237	76,143
FBL Financial Group, Inc. Class A	1,368	21,136
First Bancorp Puerto Rico
(Puerto Rico)	4,226	47,078
Goldman Sachs Group, Inc. (The)	9,253	780,861
Governor & Co. Of The Bank Of
Ireland (The) (Ireland)	62,373	73,803
Greenhill & Co., Inc.	207	14,442
Hallmark Financial Services, Inc. †	2,960	25,959
HBOS PLC (United Kingdom)	15,688	16,150
HBOS PLC
(Rights) (United Kingdom) (F) †	31,626	5
Home Properties of NY, Inc. (R)	530	21,518

159

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Financials continued
HSBC Holdings PLC
(London Exchange) (United Kingdom)	3,800	$36,893
Industrial & Commercial Bank
of China (China)	73,000	38,799
ING Canada, Inc. (Canada)	1,416	36,873
ING Groep NV (Netherlands)	11,375	119,405
Inland Real Estate Corp. (R)	2,378	30,866
Interactive Brokers Group, Inc.
Class A †	1,469	26,280
International Bancshares Corp.	2,089	45,603
Intesa Sanpaolo SpA (Italy)	12,175	42,997
Invesco, Ltd.	9,713	140,256
Investment Technology Group, Inc. †	5,590	127,005
Investor AB Class B (Sweden)	19,163	291,182
Janus Capital Group, Inc.	14,514	116,547
JPMorgan Chase & Co.	31,243	985,092
KBC Groupe SA (Belgium)	5,263	159,637
Knight Capital Group, Inc.
Class A †	2,624	42,378
Lexington Corporate Properties
Trust (R)	3,476	17,380
Link REIT (The) (Hong Kong) (R)	27,500	45,715
Lloyds TSB Group PLC
(United Kingdom)	54,539	101,257
Lloyds TSB Group PLC
(United Kingdom) (F) †	4,296	1
Lloyds TSB Group PLC ADR
(United Kingdom)	6,849	52,737
Loews Corp.	2,504	70,738
LTC Properties, Inc. (R)	2,715	55,060
Macquarie Bank, Ltd. (Australia)	844	17,433
Mastercard, Inc. Class A	562	80,327
Meadowbrook Insurance Group, Inc.	3,530	22,733
Mitsubishi Estate Co., Ltd. (Japan)	1,000	16,455
Mitsubishi UFJ Financial
Group, Inc. (Japan)	11,400	70,580
Mitsubishi UFJ Financial
Group, Inc. 144A (Japan)	2,915	18,048
Morgan Stanley	8,769	140,655
Muenchener Rueckversicherungs-
Gesellschaft AG (Germany)	211	33,298
National Bank of Canada (Canada)	1,127	29,059
National Health Investors, Inc. (R)	1,712	46,960
Nationale A Portefeuille (Belgium)	2,153	105,132
Nationwide Health
Properties, Inc. (R)	2,525	72,518
Navigators Group, Inc. †	640	35,142
Nordea AB (Sweden)	47,084	334,658
Northern Trust Corp.	1,271	66,270
NorthStar Realty Finance Corp. (R)	4,277	16,723
Old Mutual PLC (United Kingdom)	105,055	85,137

COMMON STOCKS (54.8%)* continued

	Shares	Value

Financials continued
Old Second Bancorp, Inc.	3,965	$45,994
Omega Healthcare
Investors, Inc. (R)	2,907	46,425
optionsXpress Holdings, Inc.	1,259	16,820
ORIX Corp. (Japan)	1,280	72,568
Pacific Capital Bancorp.	1,427	24,088
Penson Worldwide, Inc. †	1,114	8,489
Pico Holdings, Inc. †	1,279	33,996
Platinum Underwriters Holdings,
Ltd. (Bermuda)	1,320	47,626
PMA Capital Corp. Class A †	4,200	29,736
Prudential PLC (United Kingdom)	6,502	40,154
PS Business Parks, Inc. (R)	1,771	79,093
QBE Insurance Group, Ltd.
(Australia)	1,757	32,456
Ramco-Gershenson Properties (R)	1,741	10,759
Royal Bank of Scotland Group PLC
(United Kingdom)	72,956	53,498
S&T Bancorp, Inc.	858	30,459
Safety Insurance Group, Inc.	610	23,217
Sai-Soc Assicuratrice Industriale
SpA (SAI) (Italy)	3,975	72,634
Sampo OYJ Class A (Finland)	2,605	48,862
Sandy Spring Bancorp, Inc.	893	19,494
SCOR (France)	3,139	72,470
SeaBright Insurance
Holdings, Inc. †	3,420	40,151
Selective Insurance Group	1,018	23,343
Shinhan Financial Group Co., Ltd.
(South Korea)	2,350	54,322
Simon Property Group, Inc. (R)	1,931	102,594
Smithtown Bancorp, Inc.	890	14,267
Sony Financial Holdings, Inc.
(Japan)	12	45,981
Southwest Bancorp, Inc.	1,712	22,188
Standard Chartered PLC
(United Kingdom)	3,789	49,132
State Street Corp.	7,682	302,133
Sterling Financial Corp.	3,250	28,600
Suffolk Bancorp	1,326	47,643
Sumitomo Mitsui Financial
Group, Inc. (Japan)	4	17,289
SWS Group, Inc.	2,882	54,614
Tokio Marine Holdings, Inc. (Japan)	3,500	102,332
TradeStation Group, Inc. †	4,681	30,192
Travelers Cos., Inc. (The)	4,602	208,010
U.S. Bancorp	30,242	756,352
UBS AG (Switzerland) †	1,439	20,728
UCBH Holdings, Inc.	7,642	52,577
Unibail-Rodamco (France) (R)	79	11,816
Unibanco-Uniao de Bancos
Brasileiros SA ADR (Brazil)	1,030	66,559

160

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Financials continued
UniCredito Italiano SpA (Italy)	171,484	$420,361
Universal Health Realty Income
Trust (R)	1,313	43,211
Uranium Participation Corp.
(Canada) †	1,800	10,617
Urstadt Biddle Properties, Inc.
Class A (R)	2,850	45,401
Validus Holdings, Ltd. (Bermuda)	1,615	42,248
Ventas, Inc. (R)	3,268	109,707
Virginia Commerce Bancorp. †	3,615	18,690
W.R. Berkley Corp.	8,658	268,398
Wells Fargo & Co.	26,020	767,070
Westpac Banking Corp. (Australia)	14,073	170,306
Wilshire Bancorp, Inc.	2,380	21,610
World Acceptance Corp. †	1,682	33,236
WSFS Financial Corp.	662	31,769
Zurich Financial Services AG
(Switzerland)	2,325	501,239
		14,510,603

Health care (6.9%)
Aetna, Inc. #	6,022	171,627
Albany Molecular Research, Inc. †	1,500	14,610
Alkermes, Inc. †	3,242	34,527
Alliance Imaging, Inc. †	4,564	36,375
Alnylam Pharmaceuticals, Inc. †	1,652	40,854
Amedisys, Inc. †	1,531	63,292
American Oriental
Bioengineering, Inc. (China) †	8,142	55,284
AMERIGROUP Corp. †	1,231	36,339
Amgen, Inc. †	11,163	644,663
AMN Healthcare Services, Inc. †	2,411	20,397
Astellas Pharma, Inc. (Japan)	4,500	182,708
AstraZeneca PLC
(London Exchange) (United Kingdom)	14,554	598,178
Baxter International, Inc.	3,945	211,413
Becton, Dickinson and Co.	6,582	450,143
Bio-Rad Laboratories, Inc.
Class A †	417	31,404
Boston Scientific Corp. †	31,358	242,711
Bristol-Myers Squibb Co.	11,785	274,001
Cantel Medical Corp. †	1,398	20,509
Centene Corp. †	1,326	26,135
Cephalon, Inc. †	2,826	217,715
China Medical Technologies, Inc.
ADR (China)	3,125	63,313
CIGNA Corp.	8,696	146,528
Coventry Health Care, Inc. †	9,376	139,515
Covidien, Ltd.	6,000	217,440
CSL, Ltd. (Australia)	927	22,245
CSL, Ltd. 144A (Australia)	1,100	26,396

COMMON STOCKS (54.8%)* continued

	Shares	Value

Health care continued
Cubist Pharmaceuticals, Inc. †	1,832	$44,261
Cutera, Inc. †	4,836	42,895
CV Therapeutics, Inc. †	3,530	32,511
Depomed, Inc. †	8,080	13,332
Eclipsys Corp. †	1,246	17,681
Eli Lilly & Co.	7,925	319,140
Emergent Biosolutions, Inc. †	2,687	70,158
Enzon Pharmaceuticals, Inc. †	3,565	20,784
eResearch Technology, Inc. †	4,540	30,100
Express Scripts, Inc. †	2,369	130,248
Forest Laboratories, Inc. †	8,125	206,944
Gen-Probe, Inc. †	4,214	180,528
Genoptix, Inc. †	1,190	40,555
GlaxoSmithKline PLC
(United Kingdom)	19,943	375,547
Haemonetics Corp. †	638	36,047
Healthsouth Corp. †	2,147	23,531
Hisamitsu Pharmaceutical Co., Inc.
(Japan)	500	20,369
Idera Pharmaceuticals, Inc. †	2,072	15,913
Intuitive Surgical, Inc. †	1,619	205,597
Johnson & Johnson #	17,410	1,041,640
Kinetic Concepts, Inc. †	1,029	19,736
King Pharmaceuticals, Inc. †	16,299	173,095
Life Technologies Corp. †	4,943	115,221
Luminex Corp. †	2,816	60,150
Magellan Health Services, Inc. †	1,261	49,381
Martek Biosciences Corp. †	4,180	126,696
Matrixx Initiatives, Inc. †	1,159	19,112
Maxygen, Inc. †	3,150	28,098
Medicines Co. †	1,234	18,177
Medtronic, Inc.	10,986	345,180
Merck & Co., Inc.	36,174	1,099,690
Merit Medical Systems, Inc. †	3,184	57,089
Millipore Corp. †	415	21,381
Mylan, Inc. †	17,727	175,320
Myriad Genetics, Inc. †	1,017	67,386
Novartis AG (Switzerland)	11,616	578,022
NPS Pharmaceuticals, Inc. †	3,420	21,238
Obagi Medical Products, Inc. †	3,092	23,066
Ono Pharmaceutical Co., Ltd.
(Japan)	1,400	72,634
Onyx Pharmaceuticals, Inc. †	602	20,564
OSI Pharmaceuticals, Inc. †	935	36,512
Owens & Minor, Inc.	1,374	51,731
Pain Therapeutics, Inc. †	4,340	25,693
Pall Corp.	825	23,455
PetMed Express, Inc. †	2,484	43,793
Pfizer, Inc.	37,052	656,191
Questcor Pharmaceuticals, Inc. †	4,740	44,129

161

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Health care continued
Quidel Corp. †	2,630	$34,374
Roche Holding AG (Switzerland)	2,011	307,438
RTI Biologics, Inc. †	5,889	16,254
Sanofi-Aventis (France)	584	37,248
Santarus, Inc. †	11,300	17,741
Santen Pharmaceutical Co., Ltd.
(Japan)	1,300	39,066
Schering-Plough Corp.	10,289	175,222
Steris Corp.	2,147	51,292
Suzuken Co., Ltd. (Japan)	3,000	90,196
Taisho Pharmaceutical Co., Ltd.
(Japan)	6,000	127,192
Takeda Pharmaceutical Co., Ltd.
(Japan)	2,400	124,220
Techne Corp.	899	58,003
Terumo Corp. (Japan)	3,200	149,529
Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	542	23,073
UCB SA (Belgium)	2,149	70,295
United Therapeutics Corp. †	574	35,904
Valeant Pharmaceuticals
International †	3,521	80,631
Varian Medical Systems, Inc. †	7,651	268,091
Viropharma, Inc. †	4,462	58,095
Waters Corp. †	6,812	249,660
WellPoint, Inc. †	5,959	251,053
Wyeth	18,426	691,159
Zoll Medical Corp. †	989	18,682
		13,803,261

Technology (7.5%)
3Com Corp. †	7,330	16,712
3PAR, Inc. †	2,732	20,845
Accenture, Ltd. Class A (Bermuda)	1,770	58,038
Acxiom Corp.	3,844	31,175
Adobe Systems, Inc. †	11,588	246,709
Advanced Battery
Technologies, Inc. †	4,000	10,640
Advent Software, Inc. †	818	16,335
Akamai Technologies, Inc. †	5,172	78,045
Anixter International, Inc. †	1,460	43,975
ANSYS, Inc. †	1,550	43,230
Apple, Inc. †	8,843	754,750
Applied Materials, Inc.	10,999	111,420
ARRIS Group, Inc. †	11,360	90,312
ASML Holding NV (Netherlands)	1,721	30,841
Atmel Corp. †	6,490	20,314
Avnet, Inc. †	5,067	92,270
Avocent Corp. †	3,758	67,306
Badger Meter, Inc.	744	21,591
Baidu.com ADR (China) †	945	123,389

COMMON STOCKS (54.8%)* continued

	Shares	Value

Technology continued
Black Box Corp.	1,157	$30,221
Blackboard, Inc. †	999	26,204
BMC Software, Inc. † #	19,632	528,297
Brocade Communications
Systems, Inc. †	18,909	52,945
BYD Co., Ltd. (China)	16,500	27,207
China BAK Battery, Inc. (China) †	4,400	7,128
Cisco Systems, Inc. † #	50,722	826,769
Citrix Systems, Inc. †	2,476	58,359
CommScope, Inc. †	1,933	30,039
Compuware Corp. †	17,031	114,959
Comtech Telecommunications Corp. †	1,107	50,723
Concur Technologies, Inc. †	1,653	54,251
CSG Systems International, Inc. †	6,251	109,205
Cybersource Corp. †	1,981	23,752
Data Domain, Inc. †	3,432	64,522
Dell, Inc. †	5,841	59,812
Digital River, Inc. †	945	23,436
eBay, Inc. †	7,617	106,333
EMC Corp. †	45,558	476,992
Energy Conversion Devices, Inc. †	458	11,546
EnerSys †	2,488	27,368
Expedia, Inc. †	9,487	78,173
F5 Networks, Inc. †	3,865	88,354
FactSet Research Systems, Inc.	657	29,066
FEI Co. †	9,199	173,493
Formfactor, Inc. †	1,170	17,082
Fujitsu, Ltd. (Japan)	87,000	419,586
Google, Inc. Class A †	746	229,507
Greatbatch, Inc. †	1,569	41,516
Greatek Electronics, Inc. (Taiwan)	120	70
GS Yuasa Corp. (Japan)	11,000	66,135
Hewlett-Packard Co.	25,459	923,907
High Tech Computer Corp. (Taiwan)	5,000	50,533
Hitachi, Ltd. (Japan)	51,000	197,348
IBM Corp.	11,072	931,820
IHS, Inc. Class A †	2,708	101,333
Integral Systems, Inc. †	1,656	19,955
Integrated Device
Technology, Inc. †	4,102	23,012
Intel Corp. #	60,353	884,775
Itron, Inc. †	390	24,859
IXYS Corp.	2,741	22,641
JDA Software Group, Inc. †	3,200	42,016
Ju Teng International Holdings,
Ltd. (Hong Kong) †	36,000	7,560
Juniper Networks, Inc. †	2,883	50,481
MEMC Electronic Materials, Inc. †	9,259	132,219
Micrel, Inc.	5,304	38,772
Microsoft Corp.	79,811	1,551,526

162

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Technology continued
MicroStrategy, Inc. †	452	$16,783
National Instruments Corp.	1,920	46,771
National Semiconductor Corp.	18,364	184,925
NCR Corp. †	5,290	74,801
NetApp, Inc. †	15,560	217,373
Netscout Systems, Inc. †	3,226	27,808
NetSuite, Inc. †	1,647	13,901
Nokia OYJ (Finland)	10,704	166,642
NTT Data Corp. (Japan)	94	376,502
NVIDIA Corp. †	5,433	43,844
Oce NV (Netherlands)	7,302	32,179
Omniture, Inc. †	4,226	44,965
Oracle Corp. †	15,582	276,269
Parametric Technology Corp. †	5,224	66,084
Perot Systems Corp. Class A †	2,279	31,154
Plantronics, Inc.	1,469	19,391
Progress Software Corp. †	1,185	22,823
QLogic Corp. †	7,607	102,238
Qualcomm, Inc.	4,666	167,183
Renesola, Ltd. ADR (China) †	1,200	5,292
Roth & Rau AG (Germany) †	344	7,422
Saft Groupe SA (France) †	679	18,421
SAIC, Inc. †	8,957	174,482
Salesforce.com, Inc. †	1,746	55,889
SAP AG (Germany)	2,517	90,587
Seagate Technology (Cayman Islands)	14,631	64,815
Seiko Epson Corp. (Japan)	1,800	28,609
Silicon Image, Inc. †	6,599	27,716
Sohu.com, Inc. (China) †	3,836	181,596
Solarworld AG (Germany)	596	13,024
SonicWall, Inc. †	10,749	42,781
SPSS, Inc. †	1,261	33,997
Sybase, Inc. †	3,235	80,131
Sykes Enterprises, Inc. †	1,964	37,552
Symantec Corp. †	22,829	308,648
Synaptics, Inc. †	941	15,583
Synopsys, Inc. †	3,455	63,987
Take-Two Interactive
Software, Inc. †	3,413	25,802
TeleCommunication Systems, Inc.
Class A †	4,944	42,469
Texas Instruments, Inc.	10,399	161,392
TTM Technologies, Inc. †	7,492	39,033
UBISOFT Entertainment (France) †	2,453	48,162
Ultralife Batteries, Inc. †	2,046	27,437
United Online, Inc.	2,424	14,714
Valence Technology, Inc. †	5,600	10,192
Veeco Instruments, Inc. †	10,555	66,919
VMware, Inc. Class A †	9,448	223,823
Watts Water Technologies, Inc.
Class A	1,359	33,934

COMMON STOCKS (54.8%)* continued

	Shares	Value

Technology continued
Western Digital Corp. †	6,465	$74,024
Western Union Co. (The)	6,273	89,955
Wincor Nixdorf AG (Germany)	684	32,749
Xilinx, Inc.	3,306	58,913
Yahoo!, Inc. †	8,039	98,076
		14,963,466

Transportation (0.9%)
British Airways PLC
(United Kingdom)	97,795	258,682
Central Japan Railway Co. (Japan)	34	293,211
ComfortDelgro Corp., Ltd.
(Singapore)	128,000	130,047
CSX Corp.	4,728	153,518
East Japan Railway Co. (Japan)	6	46,756
Kirby Corp. †	1,373	37,565
Knightsbridge Tankers, Ltd.
(Bermuda)	1,494	21,887
Macquarie Infrastructure Group
(Australia)	61,425	74,867
National Express Group PLC
(United Kingdom)	3,648	26,398
Norfolk Southern Corp.	5,101	240,002
Pacer International, Inc.	2,660	27,744
Qantas Airways, Ltd. (Australia)	7,731	14,487
Ryder System, Inc.	5,404	209,567
Singapore Airlines, Ltd.
(Singapore)	9,000	70,908
Southwest Airlines Co.	13,756	118,577
		1,724,216

Utilities and power (3.2%)
A2A SpA (Italy)	67,882	123,522
AES Corp. (The) †	17,335	142,840
Alliant Energy Corp.	6,530	190,545
American States Water Co.	524	17,282
Aqua America, Inc.	1,502	30,926
Babcock & Brown Wind Partners
(Australia)	27,875	18,017
BKW FMB Energie AG (Switzerland)	374	36,110
British Energy Group PLC
(United Kingdom)	2,469	27,893
California Water Service Group	493	22,890
Central Vermont Public
Service Corp.	1,350	32,211
Centrica PLC (United Kingdom)	40,611	158,297
Chubu Electric Power, Inc. (Japan)	4,400	133,433
Cia de Saneamento Basico do Estado
de Sao Paulo ADR (Brazil)	1,048	25,372
Consolidated Water Co., Inc.
(Cayman Islands)	553	6,913
DPL, Inc.	1,942	44,355
EDF Energies Nouvelles SA (France)	1,267	45,024

163

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Utilities and power continued
E.On AG (Germany)	5,903	$239,705
Edison International	19,227	617,571
El Paso Electric Co. †	1,520	27,497
Electricite de France (France)	1,636	95,486
Enel SpA (Italy)	28,519	179,910
Energen Corp.	12,844	376,715
Energias de Portugal (EDP) SA
(Portugal)	15,556	58,877
Entergy Corp.	411	34,166
Exelon Corp.	738	41,040
Fersa Energias Renovables SA
(Spain)	5,098	16,006
FirstEnergy Corp.	5,932	288,177
FPL Group, Inc.	1,145	57,628
Gaz de France SA (France)	3,941	196,007
Hokkaido Electric Power Co., Inc.
(Japan)	1,100	27,781
Hokuriku Electric Power Co. (Japan)	1,000	28,243
Huaneng Power International, Inc.
(China)	56,000	40,907
International Power PLC
(United Kingdom)	16,229	57,158
Kansai Electric Power, Inc. (Japan)	1,600	46,261
Kyushu Electric Power Co., Inc.
(Japan)	4,400	116,776
Mirant Corp. †	1,080	20,380
National Grid PLC (United Kingdom)	4,206	42,163
Northwestern Corp.	1,677	39,359
OGE Energy Corp.	2,708	69,812
Ormat Technologies, Inc.	494	15,744
PG&E Corp.	19,921	771,142
Portland General Electric Co.	1,709	33,274
Public Power Corp. SA (Greece)	7,285	117,466
Public Service Enterprise
Group, Inc.	1,362	39,730
Questar Corp.	10,351	338,374
Sempra Energy	3,798	161,909
Severn Trent PLC (United Kingdom)	1,775	31,177
Shikoku Electric Power Co., Inc.
(Japan)	900	30,286
SJW Corp.	585	17,515
Southwest Water Co.	1,181	3,803
Terna SPA (Italy)	40,175	132,240
Toho Gas Co., Ltd. (Japan)	30,000	197,277
Tokyo Electric Power Co. (Japan)	14,100	469,752
Tokyo Gas Co., Ltd. (Japan)	31,000	156,746
TransAlta Corp. (Canada)	503	10,069
Vector, Ltd. (New Zealand)	17,113	20,265
Veolia Environnement (France)	1,811	57,077
		6,377,101

Total common stocks (cost $143,051,422)		$109,113,774

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (35.0%)*

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, January 1, 2039	$4,000,000	$4,161,875
5 1/2s, TBA, January 1, 2039	1,000,000	1,030,469
		5,192,344

U.S. Government Agency Mortgage Obligations (32.4%)
Federal National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, January 1, 2039	2,000,000	2,078,438
5 1/2s, TBA, January 1, 2039	21,000,000	21,544,688
5 1/2s, TBA, January 1, 2024	1,000,000	1,030,234
5s, TBA, February 1, 2039	1,000,000	1,018,633
5s, TBA, January 1, 2039	35,000,000	35,765,625
4 1/2s, TBA, February 1, 2039	1,000,000	1,010,000
4 1/2s, TBA, January 1, 2039	2,000,000	2,029,375
		64,476,993

Total U.S. government and agency mortgage obligations
(cost $68,785,042)		$69,669,337

U.S. TREASURY OBLIGATIONS (—%)*

	Principal amount	Value

U.S. Treasury Notes 4 1/4s,
November 15, 2013	$20,000	$22,834

Total U.S. treasury obligations (cost $20,068)		$22,834

CORPORATE BONDS AND NOTES (15.9%)*

	Principal amount	Value

Basic materials (0.8%)
AK Steel Corp. company
guaranty 7 3/4s, 2012	$70,000	$54,600
Aleris International, Inc. company
guaranty 9s, 2014 ‡‡	55,000	3,300
ArcelorMittal sr. unsec.
unsub. notes 6 1/8s, 2018
(Luxembourg)	34,000	23,282
ARCO Chemical Co. debs.
10 1/4s, 2010	25,000	4,000
Builders FirstSource, Inc. company
guaranty sr. sec. notes FRN
6.399s, 2012	40,000	13,000
Century Aluminum Co. company
guaranty 7 1/2s, 2014	7,000	4,025
Clondalkin Acquisition BV 144A
company guaranty sr. sec.
notes FRN 3.996s, 2013
(Netherlands)	75,000	37,875
Domtar Corp. company guaranty
Ser. *, 7 7/8s, 2011(Canada)	20,000	17,000
Dow Chemical Co. (The) Pass
Through Trust 144A company
guaranty 4.027s, 2009	96,000	94,394

164

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Basic materials continued
E.I. du Pont de Nemours & Co.
sr. unsec. notes 5 7/8s, 2014	$15,000	$15,546
Freeport-McMoRan Copper &
Gold, Inc. sr. sec. notes 6 7/8s, 2014	29,000	26,100
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec.
notes 8 3/8s, 2017	117,000	96,233
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec.
notes 8 1/4s, 2015	50,000	43,000
Georgia-Pacific Corp.
debs. 9 1/2s, 2011	52,000	49,140
Georgia-Pacific Corp.
notes 8 1/8s, 2011	30,000	28,200
Georgia-Pacific Corp.
sr. notes 8s, 2024	35,000	23,625
Gerdau Ameristeel Corp.
sr. notes 10 3/8s, 2011 (Canada)	45,000	45,450
Glancore Funding LLC 144A company
guaranty sr. unsec.
unsub. notes 6s, 2014	480,000	194,303
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014	29,000	8,265
Huntsman International, LLC
company guaranty sr. unsec.
sub. notes 7 7/8s, 2014	288,000	154,080
Huntsman, LLC company guaranty
sr. unsub. notes 11 5/8s, 2010	1,000	875
International Paper Co.
bonds 7.95s, 2018	140,000	110,650
International Paper Co.
bonds 7.4s, 2014	200,000	154,683
Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012	10,000	1,700
Metals USA, Inc. sec.
notes 11 1/8s, 2015	45,000	26,550
Momentive Performance
Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014	85,000	36,125
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	20,000	16,000
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014	20,000	16,400
NewPage Corp. company
guaranty 10s, 2012	60,000	26,400
NewPage Holding Corp.
sr. notes FRN 10.265s, 2013 ‡‡	14,131	2,120
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011
(Canada)	40,000	17,600
Novelis, Inc. company
guaranty 7 1/4s, 2015	60,000	34,800

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Basic materials continued
Rio Tinto Finance USA LTD
sr. unsec. notes 5 7/8s, 2013
(Australia)	$72,000	$49,720
Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	40,000	29,200
Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	140,000	96,600
Steel Dynamics, Inc. 144A
sr. notes 7 3/4s, 2016	45,000	31,163
Stone Container Corp.
sr. notes 8 3/8s, 2012	5,000	825
Tube City IMS Corp. company
guaranty 9 3/4s, 2015	35,000	12,250
Verso Paper Holdings, LLC/ Verso
Paper, Inc. company
guaranty 11 3/8s, 2016	25,000	7,500
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016
(Canada)	35,000	22,095
		1,628,674

Capital goods (0.7%)
Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016	18,000	16,200
Baldor Electric Co. company
guaranty 8 5/8s, 2017	25,000	18,750
Berry Plastics Corp. company
guaranty sr. sec. notes FRN
9.503s, 2015	220,000	151,800
Caterpillar Financial
Services Corp. sr. unsec.
notes 4.85s, 2012	75,000	71,159
Caterpillar Financial
Services Corp. sr. unsec.
notes Ser. MTN, 5.85s, 2017	101,000	98,869
Crown Americas, LLC/Crown
Americas Capital Corp. sr. notes
7 5/8s, 2013	28,000	27,720
Eaton Corp. notes 5.6s, 2018	66,000	63,306
General Cable Corp. company
guaranty sr. unsec. notes FRN
6.258s, 2015	45,000	21,038
General Dynamics Corp. company
guaranty sr. unsec.
unsub. notes 5 1/4s, 2014	40,000	41,172
Hawker Beechcraft
Acquisition Co., LLC
sr. sub. notes 9 3/4s, 2017	36,000	9,720
Hawker Beechcraft
Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015	3,000	1,230
Hexcel Corp.
sr. sub. notes 6 3/4s, 2015	45,000	34,200
L-3 Communications Corp. company
guaranty 7 5/8s, 2012	81,000	79,178

165

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount		Value

Capital goods continued
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015		$75,000	$70,125
L-3 Communications Corp. company
guaranty sr. unsec.
sub. notes 6 1/8s, 2014		24,000	21,780
L-3 Communications Corp.
sr. sub. notes 5 7/8s, 2015		20,000	18,000
Legrand SA unsec.
unsub. debs. 8 1/2s, 2025
(France)		74,000	64,730
Owens-Brockway Glass
Container, Inc. company
guaranty 6 3/4s, 2014	EUR	50,000	54,440
Rexam PLC 144A bond
6 3/4s, 2013 (United Kingdom)		$225,000	219,179
Ryerson Tull, Inc. 144A sec.
notes 12 1/4s, 2015		119,000	73,483
Titan International, Inc. company
guaranty 8s, 2012		12,000	8,880
United Technologies Corp.
sr. unsec. notes 5 3/8s, 2017		107,000	109,651
WCA Waste Corp. company
guaranty 9 1/4s, 2014		20,000	14,800
			1,289,410

Communication services (2.5%)
Adelphia Communications Corp.
escrow bonds zero %, 2010		55,000	1,581
American Tower Corp. 144A
sr. notes 7s, 2017		130,000	115,700
Ameritech Capital Funding company
guaranty 6 1/4s, 2009		95,000	96,106
AT&T Wireless Services, Inc.
sr. notes 8 3/4s, 2031		84,000	105,007
AT&T Wireless Services, Inc.
sr. notes 7 7/8s, 2011		214,000	221,542
AT&T, Inc. sr. unsec.
unsub. bonds 5 1/2s, 2018		25,000	25,266
AT&T, Inc. sr. unsec.
unsub. notes 6.3s, 2038		250,000	274,168
AT&T, Inc. sr. unsec.
unsub. notes 4.95s, 2013		93,000	93,697
Bellsouth Capital Funding unsec.
notes 7 7/8s, 2030		137,000	150,310
British Sky Broadcasting PLC
company guaranty 6 7/8s, 2009
(United Kingdom)		545,000	547,500
British Telecommunications PLC
notes 8 3/8s, 2010
(United Kingdom)		84,000	86,411
Cablevision Systems Corp.
sr. notes Ser. B, 8s, 2012		10,000	8,900
CCH II, LLC sr. unsec.
notes 10 1/4s, 2010		21,000	9,660
CCH II, LLC sr. unsec.
notes Ser. B, 10 1/4s, 2010		95,000	41,800

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Communication services continued
Centennial Cellular
Operating Co., LLC company
guaranty 10 1/8s, 2013	$30,000	$30,300
Cincinnati Bell, Inc. company
guaranty 7 1/4s, 2013	95,000	83,600
Citizens Communications Co.
notes 9 1/4s, 2011	105,000	99,750
Comcast Corp. company
guaranty sr. unsec.
unsub. notes 6.95s, 2037	156,000	164,276
Comcast Corp. unsec. bonds
6.4s, 2038	26,000	25,939
Cox Communications, Inc.
notes 7 1/8s, 2012	35,000	33,496
Cox Communications, Inc. 144A
notes 5 7/8s, 2016	82,000	71,583
Cricket Communications, Inc.
company guaranty 9 3/8s, 2014	45,000	40,500
Cricket Communications, Inc.
144A company guaranty sr. notes
10s, 2015	110,000	100,650
CSC Holdings, Inc. debs. Ser. B,
8 1/8s, 2009	125,000	124,375
CSC Holdings, Inc.
sr. notes 6 3/4s, 2012	5,000	4,575
CSC Holdings, Inc.
sr. notes Ser. B, 7 5/8s, 2011	5,000	4,713
Deutsche Telekom International
Finance BV company
guaranty 8 3/4s, 2030 (Germany)	143,000	176,339
France Telecom notes 7 3/4s, 2011
(France)	84,000	88,394
Hawaiian Telcom
Communications, Inc. company
guaranty Ser. B, 9 3/4s,
2013 (In default) †	15,000	1,125
Inmarsat Finance PLC company
guaranty 10 3/8s, 2012
(United Kingdom)	41,000	36,336
Intelsat Bermuda, Ltd. company
guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)	105,000	95,550
Intelsat Intermediate Holding Co.,
Ltd. company guaranty
stepped-coupon zero %
(9 1/4s, 2/1/10), 2015
(Bermuda) ††	10,000	7,600
iPCS, Inc. company guaranty
sr. sec. notes FRN 5.318s, 2013	15,000	10,650
Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014	55,000	31,900
Level 3 Financing, Inc. company
guaranty 8 3/4s, 2017	25,000	12,625
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014	55,000	49,225

166

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount		Value

Communication services continued
Nordic Telephone Co. Holdings ApS
144A sr. sec. bond 8 7/8s, 2016
(Denmark)		$75,000	$52,500
Nordic Telephone Co. Holdings ApS
144A sr. sec. notes FRN 10.294s,
2016 (Denmark)	EUR	135,000	126,259
PAETEC Holding Corp. company
guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$20,000	11,900
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014		30,000	21,450
Qwest Corp. sr. unsec.
unsub. notes 8 7/8s, 2012		130,000	120,250
Qwest Corp. sr. unsec.
unsub. notes 7 1/4s, 2025		25,000	16,750
Rainbow National Services, LLC
144A sr. notes 8 3/4s, 2012		45,000	40,500
Rogers Wireless, Inc. sec.
notes 6 3/8s, 2014 (Canada)		93,000	88,406
Southwestern Bell Telephone
debs. 7s, 2027		27,000	23,763
Syniverse Technologies, Inc.
sr. sub. notes Ser. B, 7 3/4s, 2013		13,000	6,646
TCI Communications, Inc. company
guaranty 7 7/8s, 2026		251,000	260,450
TCI Communications, Inc.
debs. 9.8s, 2012		62,000	65,361
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015
(Luxembourg)		144,000	109,620
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013
(Luxembourg)		20,000	15,250
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)		40,000	39,408
Telefonica Europe BV company
guaranty 8 1/4s, 2030
(Netherlands)		5,000	5,855
Telefonica Europe BV company
guaranty 7 3/4s, 2010
(Netherlands)		84,000	85,290
Time Warner Telecom, Inc. company
guaranty 9 1/4s, 2014		35,000	28,700
Valor Telecommunications
Enterprises LLC/Finance Corp.
company guaranty sr. unsec.
unsub. notes 7 3/4s, 2015		3,000	2,505
Verizon Communications, Inc.
sr. unsec. unsub. notes 8 3/4s, 2018		162,000	192,325
Verizon Global Funding Corp.
notes 7 3/4s, 2030		30,000	33,267
Verizon New England, Inc.
sr. notes 6 1/2s, 2011		82,000	81,400
Verizon New Jersey, Inc. debs.
8s, 2022		45,000	42,574

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Communication services continued
Verizon Pennsylvania, Inc.
debs. 8.35s, 2030	$45,000	$43,950
Verizon Virginia, Inc.
debs. Ser. A, 4 5/8s, 2013	30,000	27,151
Vodafone Group PLC sr. unsec.
notes 7 3/4s, 2010
(United Kingdom)	84,000	85,849
Vodafone Group PLC unsec.
notes 6.15s, 2037
(United Kingdom)	127,000	125,531
West Corp. company
guaranty 9 1/2s, 2014	25,000	13,750
Windstream Corp. company
guaranty 8 5/8s, 2016	55,000	48,675
Windstream Corp. company
guaranty 8 1/8s, 2013	35,000	32,200
		4,918,684

Consumer cyclicals (2.1%)
Affinion Group, Inc. company
guaranty 11 1/2s, 2015	35,000	21,044
Affinion Group, Inc. company
guaranty 10 1/8s, 2013	55,000	40,150
Affinity Group, Inc.
sr. sub. notes 9s, 2012	55,000	30,800
AMC Entertainment, Inc. company
guaranty 11s, 2016	60,000	41,925
AMC Entertainment, Inc.
sr. sub. notes 8s, 2014	20,000	12,300
American Media, Inc. sr. unsec.
sub. notes company
guaranty 8 7/8s, 2011	5,000	1,006
American Media, Inc. sr. unsec.
sub. notes company
guaranty Ser. B, 10 1/4s, 2009	50,000	10,000
American Media, Inc. 144A company
guaranty sr. unsec.
sub. notes 10 1/4s, 2009	1,818	364
American Media, Inc. 144A company
guaranty sr. unsec.
sub. notes 8 7/8s, 2011	182	37
Aramark Corp. company
guaranty 8 1/2s, 2015	50,000	45,250
Associated Materials, Inc. company
guaranty 9 3/4s, 2012	65,000	51,188
Avis Budget Car Rental, LLC
company guaranty 7 3/4s, 2016	30,000	8,700
Avis Budget Car Rental, LLC
company guaranty 7 5/8s, 2014	20,000	5,800
Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	45,000	5,400
Boyd Gaming Corp.
sr. sub. notes 7 1/8s, 2016	30,000	17,700
CanWest Media, Inc. company
guaranty 8s, 2012 (Canada)	56,690	24,944

167

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Consumer cyclicals continued
Cenveo Corp. 144A company
guaranty sr. unsec.
notes 10 1/2s, 2016	$100,000	$58,000
Cinemark, Inc. sr. disc.
notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 ††	3,000	2,426
Claire’s Stores, Inc. 144A company
guaranty sr. unsec. notes 9 5/8s,
2015 (In default) † ‡‡	26,296	2,367
Clear Channel Communications, Inc.
sr. unsec. notes 7.65s, 2010	174,000	100,920
Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	10,000	1,200
Corrections Corporation of America
sr. notes 7 1/2s, 2011	35,000	34,650
D.R. Horton, Inc. company
guaranty 8s, 2009	35,000	34,738
D.R. Horton, Inc. company
guaranty sr. unsub. notes 5s, 2009	50,000	49,750
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	5,000	3,900
DaimlerChrysler NA Holding Corp.
company guaranty unsec.
unsub. notes Ser. MTN, 5 3/4s, 2011	92,000	77,698
Dana Corp. escrow sr. notes 5.85s,
2015 (In default) †	55,000	6
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	185,000	170,663
DirecTV Holdings, LLC company
guaranty sr. unsec. notes 7 5/8s, 2016	25,000	24,250
Echostar DBS Corp. company
guaranty 6 5/8s, 2014	5,000	4,175
Echostar DBS Corp.
sr. notes 6 3/8s, 2011	145,000	134,850
Federated Department Stores, Inc.
company guaranty sr. unsec.
notes 6 5/8s, 2011	665,000	536,693
Ford Motor Credit Co., LLC
notes 7 7/8s, 2010	60,000	48,011
Ford Motor Credit Co., LLC
sr. notes 9 7/8s, 2011	185,000	139,675
Ford Motor Credit Co., LLC unsec.
notes 7 3/8s, 2009	20,000	17,564
Goodyear Tire & Rubber Co. (The)
notes 7.857s, 2011	4,000	3,320
Goodyear Tire & Rubber Co. (The)
sr. notes 9s, 2015	40,000	32,200
Hanesbrands, Inc. company
guaranty sr. unsec. notes FRN
Ser. B, 5.698s, 2014	40,000	28,200
Hertz Corp. company
guaranty 8 7/8s, 2014	65,000	39,975
Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	110,000	98,441
Host Marriott LP sr. notes Ser. M,
7s, 2012 (R)	100,000	84,750

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Consumer cyclicals continued
Idearc, Inc. company guaranty
8s, 2016	$120,000	$9,000
Isle of Capri Casinos, Inc. company
guaranty 7s, 2014	20,000	8,500
JC Penney Co., Inc. debs.
7.65s, 2016	50,000	39,203
Jostens IH Corp. company
guaranty 7 5/8s, 2012	50,000	41,000
K. Hovnanian Enterprises, Inc.
company guaranty sr. sec.
notes 11 1/2s, 2013	48,000	36,480
KB Home company guaranty
6 3/8s, 2011	235,000	180,950
Lamar Media Corp. company
guaranty 7 1/4s, 2013	55,000	43,863
Levi Strauss & Co. sr. unsec.
notes 8 7/8s, 2016	30,000	20,400
Levi Strauss & Co. sr. unsec.
unsub. notes 9 3/4s, 2015	50,000	37,000
Liberty Media Corp. debs.
8 1/4s, 2030	50,000	28,683
Marriott International, Inc.
sr. unsec. Ser. J, 5 5/8s, 2013	10,000	7,571
Mashantucket Western Pequot Tribe
144A bonds 8 1/2s, 2015	50,000	19,625
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	47,000	23,500
MGM Mirage, Inc. company
guaranty 8 1/2s, 2010	15,000	12,600
MGM Mirage, Inc. sr. notes
6 3/4s, 2012	95,000	66,500
Michaels Stores, Inc. company
guaranty 11 3/8s, 2016	45,000	14,625
Mohegan Tribal Gaming Authority
sr. sub. notes 6 3/8s, 2009	30,000	28,200
Neiman-Marcus Group, Inc. company
guaranty 9s, 2015 ‡‡	100,000	44,000
News America Holdings, Inc.
company guaranty 7 3/4s, 2024	50,000	50,139
News America Holdings, Inc.
debs. 7 3/4s, 2045	272,000	265,430
Nielsen Finance LLC/Nielsen
Finance Co. company guaranty
10s, 2014	35,000	28,000
Nielsen Finance LLC/Nielsen
Finance Co. company
guaranty stepped-coupon zero %
(12 1/2s, 8/1/11), 2016 ††	30,000	10,875
NTK Holdings, Inc. sr. disc.
notes stepped-coupon zero %
(10 3/4s, 9/1/09), 2014 ††	45,000	9,675
Omnicom Group, Inc.
sr. notes 5.9s, 2016	30,000	24,361
Pinnacle Entertainment, Inc.
company guaranty sr. unsec.
sub. notes 7 1/2s, 2015	35,000	20,300

168

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Consumer cyclicals continued
Pinnacle Entertainment, Inc.
sr. sub. notes 8 1/4s, 2012	$45,000	$34,200
Quebecor Media, Inc. sr. unsec.
notes Ser. *, 7 3/4s, 2016
(Canada)	10,000	6,750
R.H. Donnelley Corp. sr. unsec.
unsub. notes 8 7/8s, 2017	1,000	150
R.H. Donnelley, Inc. 144A company
guaranty sr. unsec.
notes 11 3/4s, 2015	47,000	11,515
Reader’s Digest Association, Inc.
(The) company guaranty sr. unsec.
sub. notes 9s, 2017	35,000	2,888
Sealy Mattress Co.
sr. sub. notes 8 1/4s, 2014	15,000	8,850
Sirius Satellite Radio, Inc.
sr. unsec. notes 9 5/8s, 2013	40,000	7,450
Starwood Hotels & Resorts
Worldwide, Inc. sr. unsec. notes
6 1/4s, 2013	99,000	68,310
Station Casinos, Inc.
sr. notes 6s, 2012	90,000	18,000
Tenneco Automotive, Inc. sec.
notes Ser. B, 10 1/4s, 2013	3,000	1,860
Tenneco, Inc. sr. unsec.
notes company guaranty 8 1/8s, 2015	10,000	4,600
Texas Industries, Inc. sr. unsec.
notes 7 1/4s, 2013	45,000	34,763
THL Buildco, Inc. (Nortek
Holdings, Inc.) sr. sec.
notes 10s, 2013	35,000	23,800
THL Buildco, Inc. (Nortek
Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	75,000	17,250
Time Warner Cable, Inc. company
guaranty sr. unsec.
unsub. notes 8 1/4s, 2014	120,000	122,509
Time Warner, Inc. debs. 9.15s, 2023	40,000	42,660
Time Warner, Inc. debs. 9 1/8s, 2013	169,000	167,480
Toll Brothers, Inc. company
guaranty sr. unsec.
sub. notes 8 1/4s, 2011	205,000	188,600
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s,
2015 (In default)	80,000	10,600
UCI Holdco, Inc. sr. unsec.
notes FRN 9.996s, 2013 ‡‡	56,512	9,607
United Auto Group, Inc. company
guaranty 7 3/4s, 2016	40,000	18,600
Universal City Florida Holding Co.
sr. notes 8 3/8s, 2010	45,000	20,475
Univision Communications, Inc.
144A company guaranty unsec.
notes 9 3/4s, 2015 ‡‡	30,000	3,750
Vertis, Inc. company guaranty
sr. notes zero %, 2014 (F) ‡‡	34,087	2,727

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Consumer cyclicals continued
Vulcan Materials Co. sr. unsec.
unsub. notes 5.6s, 2012	$50,000	$43,224
Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	142,000	168,599
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014	85,000	64,175
Yankee Acquisition Corp. company
guaranty Ser. B, 8 1/2s, 2015	30,000	13,988
Young Broadcasting, Inc. company
guaranty 10s, 2011	30,000	300
		4,233,190

Consumer staples (1.1%)
Altria Group, Inc. company
guaranty sr. unsec.
unsub. notes 8 1/2s, 2013	75,000	78,473
Campbell Soup Co. debs.
8 7/8s, 2021	50,000	63,805
Chiquita Brands
International, Inc.
sr. notes 7 1/2s, 2014	35,000	23,800
Chiquita Brands
International, Inc. sr. unsec.
unsub. notes 8 7/8s, 2015	5,000	3,550
Church & Dwight Co., Inc. company
guaranty 6s, 2012	40,000	38,400
ConAgra Foods, Inc. unsec.
notes 7 7/8s, 2010	160,000	165,560
CVS Caremark, Corp. sr. unsec. FRN
6.302s, 2037	138,000	70,380
CVS Caremark, Corp. 144A
pass-through certificates 6.117s, 2013	133,451	126,053
Del Monte Corp.
sr. sub. notes 8 5/8s, 2012	10,000	9,700
Delhaize Group sr. unsub. notes
6 1/2s, 2017 (Belgium)	35,000	31,780
Diageo Capital PLC company
guaranty 5 3/4s, 2017
(United Kingdom)	55,000	53,218
Diageo Capital PLC company
guaranty 5.2s, 2013 (United Kingdom)	25,000	24,601
Diageo PLC company guaranty
8s, 2022	40,000	43,933
Dole Food Co. sr. notes
8 5/8s, 2009	42,000	38,010
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014	55,000	35,750
Estee Lauder Cos., Inc. (The)
sr. unsec. notes 6s, 2037	65,000	55,617
Estee Lauder Cos., Inc. (The)
sr. unsec. notes 5.55s, 2017	15,000	13,845
H.J. Heinz Co. sr. unsec.
notes 5.35s, 2013	76,000	75,719
Jarden Corp. company
guaranty 7 1/2s, 2017	35,000	23,888
Kellogg Co. sr. unsub. 5 1/8s, 2012	10,000	10,211

169

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Consumer staples continued
Kroger Co. company guaranty
6.4s, 2017	$137,000	$138,159
McDonald’s Corp. sr. unsec. bond
6.3s, 2037	40,000	43,914
McDonald’s Corp. sr. unsec. bond
5.8s, 2017	20,000	21,333
OSI Restaurant Partners, Inc.
company guaranty 10s, 2015	20,000	3,600
PepsiCo, Inc. sr. unsec.
notes 7.9s, 2018	58,000	71,088
Philip Morris International, Inc.
sr. unsec. unsub. notes 5.65s, 2018	72,000	71,376
Pinnacle Foods Finance LLC
sr. notes 9 1/4s, 2015	20,000	12,900
Pinnacle Foods Finance LLC
sr. sub. notes 10 5/8s, 2017	20,000	10,800
Prestige Brands, Inc.
sr. sub. notes 9 1/4s, 2012	45,000	41,400
Reynolds American, Inc. company
guaranty 7 1/4s, 2013	55,000	49,368
Rite Aid Corp. company
guaranty 9 1/2s, 2017	33,000	11,468
Rite Aid Corp. sec. notes
7 1/2s, 2017	40,000	26,000
Sara Lee Corp. sr. unsec.
unsub. notes 6 1/4s, 2011	50,000	49,497
Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015	47,000	8,578
Spectrum Brands, Inc. sr. unsec.
sub. notes company
guaranty stepped-coupon 12 1/2s
(12 3/4s, 4/2/09), 2013 †† ‡‡	30,000	8,175
Supervalu, Inc. sr. unsec.
notes 7 1/2s, 2014	40,000	32,800
United Rentals NA, Inc. company
guaranty 6 1/2s, 2012	72,000	56,880
Universal Corp. MTNC notes
5.2s, 2013	460,000	389,803
Yum! Brands, Inc. sr. unsec.
unsub. 6 1/4s, 2018	50,000	43,144
		2,076,576

Energy (1.0%)
Amerada Hess Corp. unsub
notes 6.65s, 2011	80,000	79,968
Anadarko Petroleum Corp.
sr. notes 5.95s, 2016	18,000	15,786
Arch Western Finance, LLC
sr. notes 6 3/4s, 2013	115,000	100,050
Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017	50,000	10,000
Chesapeake Energy Corp.
sr. notes 7 1/2s, 2013	110,000	94,600
Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013	45,000	38,700

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Energy continued
Complete Production Services, Inc.
company guaranty 8s, 2016	$60,000	$37,800
Compton Petroleum Corp. company
guaranty 7 5/8s, 2013 (Canada)	70,000	21,000
Comstock Resources, Inc.
sr. notes 6 7/8s, 2012	40,000	30,800
Connacher Oil and Gas, Ltd. 144A
sec. notes 10 1/4s, 2015 (Canada)	25,000	10,000
Denbury Resources, Inc.
sr. sub. notes 7 1/2s, 2015	40,000	28,400
Dresser-Rand Group, Inc. company
guaranty 7 3/8s, 2014	5,000	3,850
El Paso Natural Gas Co. sr. unsec.
notes 5.95s, 2017	10,000	7,946
Encore Acquisition Co.
sr. sub. notes 6s, 2015	79,000	50,955
Enterprise Products Operating LP
company guaranty FRB 8 3/8s, 2066	35,000	19,250
Enterprise Products Operating LP
company guaranty FRB 7.034s, 2068	35,000	16,450
EOG Resources, Inc. sr. unsec.
notes 5 7/8s, 2017	40,000	40,608
Forest Oil Corp. sr. notes 8s, 2011	65,000	59,313
Gaz Capital SA 144A sr. unsec.
6.51s, 2022 (Luxembourg)	100,000	59,500
Harvest Operations Corp.
sr. notes 7 7/8s, 2011 (Canada)	45,000	32,400
Helix Energy Solutions Group, Inc.
144A sr. unsec. notes 9 1/2s, 2016	70,000	37,100
Hilcorp Energy I LP/Hilcorp
Finance Co. 144A sr. unsec.
notes 7 3/4s, 2015	15,000	10,575
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	10,000	6,500
Inergy LP/Inergy Finance Corp.
sr. unsec. notes 6 7/8s, 2014	85,000	66,300
Kerr-McGee Corp. sec. notes
6.95s, 2024	50,000	43,842
Key Energy Services, Inc. company
guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	25,000	16,500
Motiva Enterprises, LLC 144A
sr. notes 5.2s, 2012	15,000	15,919
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	30,000	23,850
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2014	40,000	32,800
Nexen, Inc. unsec.
unsub. notes 6.4s, 2037 (Canada)	35,000	27,387
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	35,000	25,200
OPTI Canada, Inc. company
guaranty sr. sec. notes 8 1/4s,
2014 (Canada)	40,000	21,600

170

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Energy continued
Peabody Energy Corp. company
guaranty 7 3/8s, 2016	$110,000	$103,400
Peabody Energy Corp.
sr. notes 5 7/8s, 2016	50,000	42,500
Petro-Canada sr. unsec.
unsub. notes 6.05s, 2018 (Canada)	74,000	60,989
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	55,000	44,550
PetroHawk Energy Corp. 144A
sr. unsec. unsub. notes 7 7/8s, 2015	40,000	29,600
Petroleum Development Corp.
company guaranty sr. unsec.
notes 12s, 2018	20,000	12,500
Plains Exploration &
Production Co. company
guaranty 7 3/4s, 2015	5,000	3,775
Plains Exploration &
Production Co. company
guaranty 7s, 2017	40,000	27,400
Premcor Refining Group, Inc.
sr. notes 7 1/2s, 2015	113,000	101,747
Pride International, Inc.
sr. unsec. notes 7 3/8s, 2014	60,000	55,800
Quicksilver Resources, Inc.
company guaranty 7 1/8s, 2016	30,000	16,050
Sabine Pass LNG LP sec.
notes 7 1/2s, 2016	100,000	72,000
SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. FRN
7.508s, 2014	15,000	7,977
SandRidge Energy, Inc. company
guaranty unsec.
unsub. notes 8 5/8s, 2015 ‡‡	45,000	23,625
SandRidge Energy, Inc.
sr. notes 8s, 2018	75,000	41,625
Stallion Oilfield
Services/Stallion Oilfield
Finance Corp. 144A sr. unsec.
notes 9 3/4s, 2015	70,000	18,900
Sunoco, Inc. notes 4 7/8s, 2014	30,000	25,233
Targa Resources, Inc. company
guaranty sr. unsec. notes
8 1/2s, 2013	70,000	37,800
Tesoro Corp. company
guaranty 6 1/2s, 2017	60,000	32,925
Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.8s, 2037	15,000	11,521
Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.35s, 2017	25,000	21,336
Weatherford International, Ltd.
company guaranty 6 1/2s, 2036	40,000	30,027
Weatherford International, Ltd.
sr. notes 5 1/2s, 2016	20,000	17,192

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Energy continued
Whiting Petroleum Corp. company
guaranty 7s, 2014	$30,000	$21,150
Williams Cos., Inc. (The)
sr. unsec. notes 7 5/8s, 2019	75,000	58,594
Williams Cos., Inc. (The) 144A
notes 6 3/8s, 2010	10,000	9,322
XTO Energy, Inc. sr. unsec.
notes 5 1/2s, 2018	56,000	50,851
		2,063,338

Financials (3.4%)
Allstate Life Global Funding
Trusts notes Ser. MTN, 5 3/8s, 2013	33,000	32,485
American International Group, Inc.
jr. sub. bond 6 1/4s, 2037	125,000	46,875
American International Group, Inc.
sr. unsec. Ser. G, 5.85s, 2018	234,000	156,488
Ameriprise Financial, Inc. jr.
sub. FRN 7.518s, 2066	87,000	47,112
Amvescap PLC company
guaranty 5 5/8s, 2012	30,000	30,254
Bank of America Corp. sr. unsec.
notes 5.65s, 2018	195,000	195,583
Bank of New York Mellon Corp.
(The) sr. unsec.
unsub. notes Ser. G, 4.95s, 2012	35,000	35,534
BankAmerica Capital III bank
guaranty jr. unsec. FRN Ser. *,
5.323s, 2027	158,000	83,778
Bear Stearns Cos., Inc. (The)
notes Ser. MTN, 6.95s, 2012	155,000	160,979
Bear Stearns Cos., Inc. (The)
sr. unsec. notes 7 1/4s, 2018	32,000	35,067
Bosphorus Financial Services, Ltd.
144A sec. sr. notes FRN 3.949s,
2012 (Cayman Islands)	81,250	69,163
Capital One Capital III company
guaranty 7.686s, 2036	31,000	14,157
Capital One Financial Corp.
sr. unsec. unsub. notes FRN
Ser. MTN, 2.469s, 2009	45,000	42,840
CIT Group, Inc. jr. sub. FRN
6.1s, 2067	237,000	71,100
CIT Group, Inc. sr. notes
5.4s, 2013	10,000	7,552
CIT Group, Inc. sr. notes 5s, 2014	45,000	32,706
Citigroup, Inc. sr. notes 6 1/2s, 2013	36,000	36,327
Citigroup, Inc. sr. unsec.
bonds 6 7/8s, 2038	41,000	47,349
Citigroup, Inc. sr. unsec.
notes 6 1/8s, 2018	40,000	40,445
Citigroup, Inc. sr. unsec.
notes 5 1/2s, 2013	279,000	271,658
Citigroup, Inc. sub. notes 5s, 2014	110,000	96,754

171

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Financials continued
CNA Financial Corp. unsec.
notes 6 1/2s, 2016	$35,000	$24,786
CNA Financial Corp. unsec.
notes 6s, 2011	35,000	28,949
Credit Suisse First Boston
USA, Inc. company
guaranty sr. unsec.
unsub. notes 6 1/8s, 2011	130,000	131,305
Credit Suisse Guernsey Ltd. jr.
sub. FRN 5.86s, 2049 (Guernsey)	118,000	55,074
Deutsche Bank AG/London sr. unsec.
notes 5 3/8s, 2012 (Germany)	130,000	130,988
Deutsche Bank Capital Funding
Trust VII 144A FRB 5.628s, 2049	83,000	35,470
Dresdner Funding Trust I 144A
bonds 8.151s, 2031	100,000	39,599
Duke Realty LP sr. unsec.
notes 6 1/2s, 2018	57,000	25,441
E*Trade Financial Corp. sr. unsec.
notes 8s, 2011	25,000	11,375
Equity One, Inc. notes 5 3/8s,
2015 (R)	35,000	22,808
Erac USA Finance Co. 144A company
guaranty 6 3/8s, 2017	41,000	28,454
Fleet Capital Trust V bank
guaranty FRN 2.848s, 2028	199,000	140,801
Fund American Cos., Inc.
notes 5 7/8s, 2013	91,000	66,740
GATX Financial Corp. notes 5.8s, 2016	25,000	20,020
General Electric Capital Corp.
sr. unsec. FRN Ser. MTN, 2.435s, 2016	92,000	63,409
General Electric Capital Corp.
sr. unsec. notes 5 7/8s, 2038	498,000	487,472
General Electric Capital Corp.
sub. notes FRN 6 3/8s, 2067	135,000	84,857
Genworth Life Institutional
Funding Trust notes Ser. MTN,
5 7/8s, 2013	32,000	20,349
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 6 5/8s, 2012	6,000	4,670
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 7 3/4s, 2010	28,000	25,189
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 7s, 2012	34,000	27,149
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes FRN 4.403s, 2014	9,000	5,130
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 6 7/8s, 2012	60,000	46,055
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2014	5,000	3,472

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Financials continued
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 6 7/8s, 2011	$79,000	$64,750
GMAC, LLC sr. unsec.
unsub. notes FRN 3.399s, 2009	85,000	81,175
Goldman Sachs Group, Inc. (The)
sr. notes 5.45s, 2012	100,000	95,441
Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	194,000	159,609
Hartford Financial Services
Group, Inc. (The) jr.
sub. debs. FRB 8 1/8s, 2068	40,000	18,522
Health Care Property
Investors, Inc. sr. unsec.
notes 6s, 2017	28,000	13,494
Health Care REIT, Inc.
sr. notes 6s, 2013 (R)	20,000	13,569
Highwood Properties, Inc.
sr. unsec. bonds 5.85s, 2017 (R)	60,000	37,116
Hospitality Properties Trust
notes 6 3/4s, 2013 (R)	35,000	21,663
HRPT Properties Trust
notes 6 1/4s, 2016 (R)	25,000	13,316
HSBC Finance Capital Trust IX FRN
5.911s, 2035	200,000	83,681
HSBC Finance Corp. notes 5s, 2015	200,000	177,528
HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015	10,000	4,413
HUB International Holdings, Inc.
144A sr. unsec. unsub. notes 9s, 2014	10,000	6,113
ILFC E-Capital Trust II 144A FRB
6 1/4s, 2065	110,000	48,950
iStar Financial, Inc. sr. unsec.
notes Ser. B, 4 7/8s, 2009 (R)	175,000	158,813
JPMorgan Chase & Co. sr. notes 6s, 2018	285,000	300,824
JPMorgan Chase Capital XVIII
bonds Ser. R, 6.95s, 2036	119,000	100,268
JPMorgan Chase Capital XXV
bonds 6.8s, 2037	85,000	78,318
Lehman Brothers E-Capital Trust I
FRN 3.589s, 2065 (In default) †	285,000	29
Lender Processing Services, Inc.
company guaranty sr. unsec.
unsub. notes 8 1/8s, 2016	163,000	145,274
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015	15,000	12,038
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	30,000	22,275
Liberty Mutual Group 144A company
guaranty FRB 10 3/4s, 2058	181,000	88,912
Liberty Mutual Insurance 144A
notes 7.697s, 2097	100,000	66,443
Marsh & McLennan Cos., Inc.
sr. unsec. notes 6 1/4s, 2012	110,000	103,792

172

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Financials continued
Marsh & McLennan Cos., Inc.
sr. unsec. notes 5 3/8s, 2014	$60,000	$53,231
Merrill Lynch & Co., Inc.
notes FRN Ser. MTN, 3.735s, 2011	50,000	44,279
Merrill Lynch & Co., Inc.
sr. unsec. notes 6 7/8s, 2018	188,000	196,653
MetLife, Inc. sr. unsec.
notes Ser. A, 6.817s, 2018	135,000	128,574
Monumental Global Funding, Ltd.
144A notes 5 1/2s, 2013
(Cayman Islands)	34,000	32,076
Morgan Stanley sr. unsec.
unsub. notes 6 3/4s, 2011	182,000	179,075
Nationwide Financial
Services, Inc. notes 5 5/8s, 2015	25,000	21,199
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	30,000	27,232
Nationwide Health Properties, Inc.
unsec. notes 6 1/4s, 2013 (R)	102,000	80,892
Nationwide Mutual Insurance Co.
144A notes 8 1/4s, 2031	45,000	28,433
Nuveen Investments, Inc.
sr. unsec. notes 5 1/2s, 2015	25,000	3,781
OneAmerica Financial
Partners, Inc. 144A bonds 7s, 2033	90,000	83,248
Prudential Financial, Inc. jr.
unsec. sub. notes FRN 8 7/8s, 2038	5,000	3,210
Prudential Holdings LLC 144A
bonds 8.695s, 2023	100,000	96,369
Regency Centers LP sr. unsec.
5 7/8s, 2017	40,000	25,332
Rouse Co. (The) notes 7.2s,
2012 (R)	30,000	10,425
Royal Bank of Scotland Group PLC
jr. sub. notes FRN Ser. MTN,
7.64s, 2049 (United Kingdom)	100,000	40,000
Simon Property Group LP sr. unsec.
notes 6 1/8s, 2018 (R)	41,000	27,762
Simon Property Group LP
unsub. bonds 5 3/4s, 2015 (R)	17,000	11,104
SLM Corp. notes Ser. MTNA,
4 1/2s, 2010	171,000	148,405
Sovereign Bancorp, Inc.
sr. notes 4.8s, 2010	35,000	31,395
State Street Capital Trust IV
company guaranty jr. unsec.
sub. bond FRB 2.996s, 2037	75,000	31,566
USI Holdings Corp. 144A sr. unsec.
notes FRN 6.024s, 2014	5,000	2,031
VTB Capital SA 144A notes 6 7/8s,
2018 (Luxembourg)	192,000	125,760
Wells Fargo & Co.
sr. notes 4 3/8s, 2013	160,000	156,675
Wells Fargo & Co. sr. unsec.
unsub. notes 5 1/4s, 2012	175,000	178,244

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Financials continued
Westfield Group sr. notes 5.7s,
2016 (Australia)	$40,000	$26,718
Westpac Capital Trust III 144A
sub. notes FRN 5.819s, 2049
(Australia)	60,000	30,496
Willis Group North America, Inc.
company guaranty 6.2s, 2017	10,000	6,928
		6,831,187

Health care (1.0%)
Abbott Laboratories sr. unsec.
notes 5 7/8s, 2016	90,000	97,476
Aetna, Inc. sr. unsec.
unsub. notes 6 3/4s, 2037	283,000	238,404
AstraZeneca PLC sr. unsec.
unsub. notes 6.45s, 2037
(United Kingdom)	71,000	75,961
AstraZeneca PLC
sr. unsub. notes 5.9s, 2017
(United Kingdom)	148,000	157,284
Community Health Systems, Inc.
company guaranty 8 7/8s, 2015	95,000	87,400
DaVita, Inc. company
guaranty 6 5/8s, 2013	55,000	52,250
Elan Finance PLC/Elan
Finance Corp. company
guaranty 7 3/4s, 2011 (Ireland)	65,000	38,675
GlaxoSmith Kline Capital Inc,
company guaranty sr. notes
5.65s, 2018	134,000	140,744
HCA, Inc. company guaranty
sr. sec. notes 9 5/8s, 2016 ‡‡	30,000	23,400
HCA, Inc. sr. sec. notes 9 1/4s, 2016	75,000	68,813
HCA, Inc. sr. sec. notes 9 1/8s, 2014	30,000	27,825
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	132,000	116,160
Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	15,000	9,300
Healthsouth Corp. company
guaranty 10 3/4s, 2016	25,000	22,938
Hospira, Inc. sr. notes 6.05s, 2017	25,000	20,305
Hospira, Inc. sr. notes 5.55s, 2012	99,000	93,799
IASIS Healthcare/IASIS
Capital Corp.
sr. sub. notes 8 3/4s, 2014	20,000	15,500
Omnicare, Inc. company
guaranty 6 3/4s, 2013	20,000	17,000
Omnicare, Inc.
sr. sub. notes 6 7/8s, 2015	10,000	8,200
Omnicare, Inc.
sr. sub. notes 6 1/8s, 2013	50,000	42,000
Psychiatric Solutions, Inc.
company guaranty 7 3/4s, 2015	45,000	33,075
Select Medical Corp. company
guaranty 7 5/8s, 2015	203,000	107,590

173

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Health care continued
Service Corporation International
sr. unsec. unsub. notes 6 3/4s, 2016	$80,000	$60,800
Stewart Enterprises, Inc.
sr. notes 6 1/4s, 2013	60,000	46,050
Sun Healthcare Group, Inc. company
guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	35,000	30,625
Surgical Care Affiliates, Inc.
144A sr. sub. notes 10s, 2017	15,000	7,800
Surgical Care Affiliates, Inc.
144A sr. unsec. notes 8 7/8s, 2015 ‡‡	15,000	9,150
Tenet Healthcare Corp.
sr. notes 9 1/4s, 2015	5,000	4,025
Tenet Healthcare Corp. sr. unsec.
notes 7 3/8s, 2013	65,000	46,313
Tenet Healthcare Corp. sr. unsec.
unsub. notes 6 3/8s, 2011	64,000	49,440
UnitedHealth Group, Inc.
sr. unsec. notes 5 1/2s, 2012	45,000	41,008
US Oncology Holdings, Inc.
sr. unsec. notes FRN 8.334s, 2012 ‡‡	21,000	13,230
US Oncology, Inc. company
guaranty 9s, 2012	40,000	36,400
Vanguard Health Holding Co.
II, LLC sr. sub. notes 9s, 2014	50,000	41,750
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	50,000	44,500
Ventas Realty LP/Capital Corp.
sr. notes 6 3/4s, 2017 (R)	25,000	19,000
		1,944,190

Technology (0.9%)
Activant Solutions, Inc. company
guaranty 9 1/2s, 2016	15,000	6,975
Advanced Micro Devices, Inc.
sr. notes 7 3/4s, 2012	58,000	25,520
Amkor Technologies, Inc.
sr. notes 7 3/4s, 2013	27,000	15,390
Arrow Electronics, Inc.
debs. 7 1/2s, 2027	35,000	27,323
Avnet, Inc. notes 6s, 2015	35,000	26,801
Celestica, Inc. sr. sub. notes
7 7/8s, 2011 (Canada)	20,000	18,200
Celestica, Inc. sr. sub. notes
7 5/8s, 2013 (Canada)	20,000	16,400
Ceridian Corp. 144A sr. unsec.
notes 11 1/2s, 2015	40,000	21,250
Cisco Systems, Inc. sr. unsec.
notes 5 1/4s, 2011	84,000	87,203
Compucom Systems, Inc.
sr. sub. notes 12 1/2s, 2015	30,000	20,250
Computer Sciences Corp. 144A
sr. unsec. notes 6 1/2s, 2018	435,000	374,720
Fiserv, Inc. sr. unsec.
unsub. notes company
guaranty 6.8s, 2017	45,000	39,859

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Technology continued
Fiserv, Inc. sr. unsec.
unsub. notes company
guaranty 6 1/8s, 2012	$45,000	$42,279
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
notes 8 7/8s, 2014	60,000	26,400
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
sub. notes 10 1/8s, 2016	45,000	18,450
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
sub. notes 9 1/8s, 2014 ‡‡	45,000	10,350
Hewlett-Packard Co. sr. unsec.
notes 6 1/8s, 2014	35,000	37,205
IBM Corp. sr. unsec. notes 5.7s, 2017	100,000	106,109
IBM Corp. sr. unsec. notes 4 3/4s, 2012	130,000	134,263
Iron Mountain, Inc. company
guaranty 8 3/4s, 2018	15,000	12,938
Iron Mountain, Inc. company
guaranty sr. unsec.
sub. notes 8s, 2020	95,000	76,238
Lucent Technologies, Inc. unsec.
debs. 6.45s, 2029	45,000	18,000
Motorola, Inc. sr. unsec.
notes 6s, 2017	30,000	16,177
Nortel Networks, Ltd. company
guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	15,000	3,975
Nortel Networks, Ltd. company
guaranty sr. unsec. notes FRN
9.003s, 2011 (Canada)	40,000	10,000
Nortel Networks, Ltd. 144A
sr. unsecd. notes company
guaranty 10 3/4s, 2016 (Canada)	274,000	72,610
NXP BV/NXP Funding, LLC sec.
notes 7 7/8s, 2014 (Netherlands)	75,000	29,250
Open Solutions, Inc. 144A
sr. sub. notes 9 3/4s, 2015	15,000	2,250
Oracle Corp. sr. unsec. notes 5s, 2011	84,000	86,266
Sanmina Corp. company
guaranty sr. unsec.
sub. notes 6 3/4s, 2013	65,000	27,950
Sanmina Corp. sr. unsec.
sub. notes 8 1/8s, 2016	100,000	39,000
Seagate Technology Hdd Holdings
company guaranty 6.8s, 2016
(Cayman Islands)	20,000	10,326
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	22,000	14,520
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	88,000	76,120
Travelport LLC company
guaranty 9 7/8s, 2014	50,000	18,750
Tyco Electronics Group SA
sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	93,000	83,896

174

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Technology continued
Unisys Corp. sr. unsec.
unsub. notes 12 1/2s, 2016	$46,000	$12,880
Xerox Corp. sr. notes 6.4s, 2016	60,000	46,800
		1,712,893

Transportation (0.1%)
American Airlines, Inc.
pass-through certificates
Ser. 01-1, 6.817s, 2011	10,000	7,000
Burlington Northern Santa Fe Corp.
sr. unsec. notes 7s, 2014	60,000	63,145
Continental Airlines, Inc.
pass-through certificates
Ser. 97-4A, 6.9s, 2018	12,456	9,747
Continental Airlines, Inc.
pass-through certificates
Ser. 98-1A, 6.648s, 2017	59,502	45,371
Northwest Airlines Corp.
pass-through certificates
Ser. 00-1, 7.15s, 2019	89,748	57,439
Southwest Airlines Co. pass-through
certificates 6.15s, 2022	29,002	22,630
Union Pacific Corp. sr. unsec.
bond 5.7s, 2018	35,000	34,197
Union Pacific Corp.
sr. unsub. notes 5 3/4s, 2017	45,000	42,669
United AirLines, Inc. pass-through
certificates 6.636s, 2022	19,029	11,180
		293,378

Utilities and power (2.3%)
AEP Texas North Co.
sr. notes Ser. B, 5 1/2s, 2013	104,000	99,541
AES Corp. (The) sr. unsec.
unsub. notes 8s, 2017	15,000	12,300
AES Corp. (The) 144A sec.
notes 8 3/4s, 2013	61,000	58,255
American Water Capital Corp.
sr. unsec. bonds 6.085s, 2017	76,000	66,199
Appalachian Power Co.
sr. notes 5.8s, 2035	25,000	20,648
Atmos Energy Corp.
sr. unsub. notes 6.35s, 2017	55,000	48,731
Beaver Valley II Funding debs. 9s, 2017	91,000	85,312
Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	116,000	96,004
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	178,000	141,905
CMS Energy Corp. sr. notes 8 1/2s, 2011	25,000	24,620
Colorado Interstate Gas Co.
debs. 6.85s, 2037	10,000	7,196
Commonwealth Edison Co. 1st mtge.
6.15s, 2017	15,000	14,107
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	98,000	81,499

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Utilities and power continued
Consolidated Edison Co. of New
York sr. unsec. notes 7 1/8s, 2018	$60,000	$65,088
Consolidated Natural Gas Co.
sr. notes 5s, 2014	45,000	41,317
Consumers Energy Co. 1st mtge.
sec. bond 6 1/8s, 2019	62,000	61,520
Consumers Energy Co. 1st mtge.
sec. bonds 5.65s, 2018	32,000	29,358
Dayton Power & Light Co. (The) 1st
mtge. 5 1/8s, 2013	34,000	34,537
Dominion Resources, Inc. jr.
sub. notes FRN 6.3s, 2066	165,000	74,250
Dominion Resources, Inc.
sr. unsec. unsub. notes Ser. 07-A,
6s, 2017	25,000	24,000
Dominion Resources, Inc.
unsub. notes 5.7s, 2012	91,000	90,106
Duke Energy Corp. sr. unsec.
notes 6 1/4s, 2018	40,000	37,616
Dynegy Holdings, Inc. sr. unsec.
notes 8 3/8s, 2016	45,000	31,950
Dynegy-Roseton Danskamme company
guaranty Ser. B, 7.67s, 2016	40,000	28,800
E.ON International Finance BV 144A
notes 5.8s, 2018 (Netherlands)	40,000	37,399
Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	15,000	13,350
Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	20,000	18,300
Edison Mission Energy sr. unsec.
notes 7.2s, 2019	35,000	28,700
Edison Mission Energy sr. unsec.
notes 7s, 2017	25,000	21,750
El Paso Corp. sr. notes Ser. MTN,
7 3/4s, 2032	35,000	22,719
Entergy Gulf States, Inc. 1st
mtge. 5 1/4s, 2015	45,000	38,402
Ferrellgas LP/Finance
sr. notes 6 3/4s, 2014	65,000	44,850
FirstEnergy Corp. notes Ser. B,
6.45s, 2011	516,000	487,752
Florida Power Corp. 1st mtge.
6.35s, 2037	50,000	55,418
Florida Power Corp. 1st mtge. sec.
bond 6.4s, 2038	44,000	49,137
Indianapolis Power & Light 144A
1st mtge. 6.3s, 2013	25,000	25,689
Ipalco Enterprises, Inc. 144A
sr. sec. notes 7 1/4s, 2016	35,000	28,700
ITC Holdings Corp. 144A
notes 5 7/8s, 2016	76,000	72,474
ITC Holdings Corp. 144A sr. unsec.
notes 6.05s, 2018	35,000	30,696

175

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Utilities and power continued
Kansas Gas & Electric
bonds 5.647s, 2021	$18,718	$16,729
Kinder Morgan, Inc. notes 6s, 2017	35,000	30,188
Kinder Morgan, Inc.
sr. notes 6 1/2s, 2012	25,000	21,063
MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	264,000	245,478
MidAmerican Funding, LLC sr. sec.
bond 6.927s, 2029	130,000	118,790
Mirant North America, LLC company
guaranty 7 3/8s, 2013	80,000	76,800
National Fuel Gas Co.
notes 5 1/4s, 2013	114,000	108,677
Nevada Power Co. general ref.
mtge. Ser. L, 5 7/8s, 2015	25,000	23,931
Northwestern Corp. sec.
notes 5 7/8s, 2014	76,000	70,084
NRG Energy, Inc. company
guaranty 7 3/8s, 2017	20,000	18,400
NRG Energy, Inc. sr. notes 7 3/8s, 2016	135,000	125,550
Oncor Electric Delivery Co.
debs. 7s, 2022	11,000	10,278
Pacific Gas & Electric Co. 1st
mtge. 6.05s, 2034	110,000	116,826
Pacific Gas & Electric Co.
sr. notes 8 1/4s, 2018	100,000	118,674
Pacific Gas & Electric Co.
sr. unsub. 5.8s, 2037	45,000	46,131
PNM Resources, Inc. unsec.
unsub. notes 9 1/4s, 2015	71,000	56,800
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	76,000	67,467
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	49,359	48,351
PSEG Energy Holdings, Inc.
sr. notes 8 1/2s, 2011	45,000	42,418
Public Service Co. of Colorado 1st
mtge. sec. bond 6 1/2s, 2038	64,000	68,211
Public Service Co. of Colorado
sr. notes Ser. A, 6 7/8s, 2009	45,000	45,231
Puget Sound Energy, Inc. jr.
sub. FRN Ser. A, 6.974s, 2067	98,000	45,080
Rockies Express Pipeline, LLC 144A
sr. notes 7 1/2s, 2038	42,000	36,791
Sierra Pacific Power Co. general
ref. mtge. Ser. P, 6 3/4s, 2037	74,000	66,031
Sierra Pacific Resources
sr. unsec. notes 8 5/8s, 2014	25,000	22,539
Southern California Edison Co. 1st
mtge. Ser. 06-E, 5.55s, 2037	35,000	36,866
Southern California Edison Co.
notes 6.65s, 2029	55,000	58,568
Southern Natural Gas. Co. 144A
notes 5.9s, 2017	25,000	19,128

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Utilities and power continued
Spectra Energy Capital, LLC
sr. notes 8s, 2019	$45,000	$43,040
Taqa Abu Dhabi National Energy
sr. unsec. notes 7 1/4s, 2018
(United Arab Emirates)	180,000	149,400
Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 7.2s, 2011	135,000	126,570
Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	5,000	4,098
Tennessee Gas Pipeline Co.
sr. unsec. unsub. debs. 7 1/2s, 2017	10,000	8,821
TEPPCO Partners LP company
guaranty FRB 7s, 2067	35,000	18,749
Texas Competitive Electric
Holdings Co., LLC company
guaranty 10 1/2s, 2015	105,000	74,550
TransAlta Corp. notes 5 3/4s, 2013
(Canada)	30,000	24,725
TransAlta Corp. sr. unsec.
notes 6.65s, 2018 (Canada)	34,000	30,191
TransCanada Pipelines, Ltd. jr.
sub. FRN 6.35s, 2067 (Canada)	30,000	13,410
TXU Corp. sr. notes Ser. P,
5.55s, 2014	90,000	42,051
Union Electric Co. sr. sec.
notes 6.4s, 2017	50,000	45,583
West Penn Power Co. 1st mtge.
5.95s, 2017	25,000	22,361
Westar Energy, Inc. 1st mtge.
5.15s, 2017	5,000	4,413
Westar Energy, Inc. 1st mtge.
5.1s, 2020	35,000	29,552
Williams Partners LP/ Williams
Partners Finance Corp. sr. unsec.
notes 7 1/4s, 2017	15,000	11,850
		4,660,639

Total corporate bonds and notes (cost $38,952,435)		$31,652,159

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)*

	Principal amount	Value

Adjustable Rate Mortgage Trust FRB
Ser. 04-5, Class 3A1, 4.948s, 2035	$206,030	$121,558
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.335s, 2029	41,163	43,910
Ser. 96-D3, Class A1C, 7.4s, 2026	34,894	34,671
Banc of America Commercial
Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	98,000	63,980
Ser. 07-2, Class A2, 5.634s, 2049	71,000	54,770
Ser. 06-4, Class A4, 5.634s, 2046	150,000	114,981
Ser. 06-4, Class A2, 5.522s, 2046	471,000	395,927

176

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Banc of America Commercial
Mortgage, Inc.
Ser. 04-3, Class A5, 5.319s, 2039	$190,000	$162,016
Ser. 05-6, Class A2, 5.165s, 2047	36,000	30,501
Ser. 07-5, Class XW, Interest Only
(IO), 0.44s, 2051	2,878,341	43,322
Ser. 07-1, Class XW, IO, 0.291s, 2049	1,679,324	18,644
Ser. 06-1, Class XC, IO, 0.067s, 2045	2,607,599	9,582
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.285s, 2042	1,932,406	17,563
Ser. 04-5, Class XC, IO, 0.203s, 2041	3,090,175	22,323
Ser. 02-PB2, Class XC, IO, 0.183s, 2035	797,738	16,114
Ser. 06-5, Class XC, IO, 0.102s, 2016	5,925,081	43,779
Ser. 06-4, Class XC, IO, 0.088s, 2046	3,007,053	18,076
Ser. 05-4, Class XC, IO, 0.083s, 2045	3,765,846	14,424
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.99s, 2036	306,274	143,949
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 3.195s, 2022	95,000	77,027
FRB Ser. 05-MIB1, Class J, 2.245s, 2022	102,000	66,178
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 4.67s, 2033	25,809	18,711
Ser. 05-E, Class 2, IO, 0.3s, 2035	1,320,356	3,662
Ser. 04-D, Class 2A, IO, 0.16s, 2034	451,044	159
Banc of America Structured
Security Trust 144A Ser. 02-X1,
Class A3, 5.436s, 2033	53,214	52,350
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 1.211s, 2037	1,426,164	91,988
Ser. 06-4A, IO, 2.331s, 2036	103,487	9,955
Ser. 04-2, IO, 2.22s, 2034	221,081	7,251
Ser. 04-3, IO, 2.15s, 2035	141,762	4,650
Ser. 06-2A, IO, 1.798s, 2036	122,094	7,326
Ser. 05-3A, IO, 1.6s, 2035	348,905	20,934
Ser. 05-1A, IO, 1.6s, 2035	211,725	7,347
Ser. 07-2A, IO, 1.3s, 2037	876,607	67,499
FRB Ser. 05-1A, Class A1, 0.771s, 2035	47,589	36,168
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	439,326	153,764
Ser. 04-9, Class 1A1, 5.92s, 2034	6,120	3,514
FRB Ser. 06-6, Class 2A1, 5.892s, 2036	217,931	103,271
FRB Ser. 05-7, Class 23A1, 5.649s, 2035	203,277	95,243
Bear Stearns Commercial Mortgage
Securities, Inc. Ser. 04-PR3I,
Class X1, IO, 0.326s, 2041	656,427	7,735
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.689s, 2038	1,561,391	39,128
Ser. 06-PW14, Class X1, IO,
0.076s, 2038	1,680,128	14,483

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 07-PW15, Class X1, IO,
0.066s, 2044	$4,901,972	$28,726
Ser. 07-PW18, Class X1, IO,
0.057s, 2050	710,732	3,727
Ser. 05-PW10, Class X1, IO,
0.056s, 2040	5,864,415	13,430
Chase Commercial Mortgage
Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	23,973	23,642
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	222,000	209,167
Ser. 98-1, Class G, 6.56s, 2030	56,000	48,944
Ser. 98-1, Class H, 6.34s, 2030	85,000	64,882
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014	465,000	261,365
Ser. 08-C7, Class A2A, 6.034s, 2049	255,000	175,646
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A,
6.198s, 2036	291,976	137,946
IFB Ser. 07-6, Class 2A5, IO,
6.179s, 2037	296,558	20,018
FRB Ser. 06-AR7, Class 2A2A,
5.649s, 2036	294,161	132,372
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.377s, 2049	1,713,073	26,381
Ser. 06-CD2, Class X, IO,
0.086s, 2046	3,693,743	8,969
Ser. 07-CD4, Class XC, IO,
0.059s, 2049	5,729,520	27,502
CNL Funding Ser. 99-1, Class A2,
7.645s, 2014	94,674	74,035
Commercial Mortgage Acceptance
Corp. Ser. 97-ML1, IO, 0.967s, 2017	397,742	6,020
Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	80,514
Ser. 98-C2, Class F, 5.44s, 2030	435,000	322,369
Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B, 6.02s, 2017	126,000	91,141
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	45,000	19,161
Ser. 06-CN2A, Class J, 5.57s, 2019	36,000	15,216
FRB Ser. 01-J2A, Class A2F, 1.54s, 2034	74,000	56,240
Ser. 05-LP5, Class XC, IO, 0.102s, 2043	2,751,336	13,076
Ser. 06-C8, Class XS, IO, 0.066s, 2046	5,367,665	22,662
Ser. 05-C6, Class XC, IO, 0.064s, 2044	5,595,296	17,352

177

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO,
7.129s, 2034	$6,238	$259
Ser. 06-45T1, Class 2A2, 6s, 2037	284,842	126,527
Ser. 06-J8, Class A4, 6s, 2037	233,544	99,069
Ser. 07-HY5R, Class 2A1A,
5.544s, 2047	124,407	81,297
Ser. 05-24, Class 1AX, IO,
0.737s, 2035	707,167	8,729
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.707s, 2035	550,894	275,447
Ser. 05-9, Class 1X, IO, 3.126s, 2035	348,092	4,909
Ser. 05-2, Class 2X, IO, 1.16s, 2035	362,799	4,960
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO,
4.549s, 2035	425,211	26,831
IFB Ser. 05-R2, Class 1AS, IO,
4.202s, 2035	246,929	14,519
Credit Suisse Mortgage
Capital Certificates
FRB Ser. 07-C4, Class A2, 5.81s, 2039	349,000	250,686
Ser. 06-C5, Class AX, IO, 0.091s, 2039	3,419,131	19,715
Credit Suisse Mortgage
Capital Certificates 144A
Ser. 07-C2, Class AX, IO,
0.114s, 2049	8,024,711	41,054
Ser. 06-C4, Class AX, IO,
0.113s, 2039	4,624,744	37,037
Ser. 07-C1, Class AX, IO,
0.07s, 2040	6,210,690	24,663
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	133,000	93,100
CS First Boston Mortgage
Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	59,000	60,658
Ser. 04-C2, Class A2, 5.416s, 2036 (F)	210,000	145,068
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 2.145s, 2016	50,000	27,500
FRB Ser. 05-TF2A, Class J, 2.095s, 2020	31,319	17,225
FRB Ser. 04-TF2A, Class H, 1.895s, 2019	50,000	32,500
Ser. 01-CK1, Class AY, IO, 0.78s, 2035	2,790,119	30,970
Ser. 04-C4, Class AX, IO, 0.532s, 2039	756,019	9,696
Ser. 02-CP3, Class AX, IO, 0.423s, 2035	791,106	21,885
Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1,
Class X, IO, 0.617s, 2031	352,817	6,928
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	102,170	102,262
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	94,374
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	45,500

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-75, Class CS, 42.201s,2037	$89,469	$120,889
IFB Ser. 06-48, Class TQ, 36.773s, 2036	117,513	150,532
IFB Ser. 07-W7, Class 1A4,
36.353s, 2037	96,752	111,265
IFB Ser. 07-81, Class SC, 34.973s, 2037	106,234	130,870
IFB Ser. 06-104, Class GS,
32.167s, 2036	76,575	93,573
IFB Ser. 06-104, Class ES,
31.094s, 2036	95,576	119,630
IFB Ser. 07-96, Class AS, 27.794s, 2037	150,033	168,897
IFB Ser. 06-104, Class CS,
27.579s, 2036	114,057	137,615
IFB Ser. 05-37, Class SU, 27.315s, 2035	106,943	129,244
IFB Ser. 06-49, Class SE, 27.115s, 2036	130,580	158,461
IFB Ser. 06-60, Class AK, 26.915s, 2036	81,583	98,111
IFB Ser. 05-25, Class PS, 26.087s, 2035	71,982	83,519
IFB Ser. 06-115, Class ES,
24.675s, 2036	104,807	124,219
IFB Ser. 06-8, Class PK, 24.515s, 2036	121,261	140,807
IFB Ser. 05-57, Class CD, 23.358s, 2035	64,318	73,117
IFB Ser. 05-115, Class NQ, 23.17s, 2036	61,002	67,561
IFB Ser. 05-74, Class CP, 23.022s, 2035	65,827	70,378
IFB Ser. 06-8, Class HP, 22.839s, 2036	99,270	113,176
IFB Ser. 05-99, Class SA, 22.839s, 2035	69,194	78,965
IFB Ser. 05-45, Class DA, 22.692s, 2035	158,846	179,920
IFB Ser. 05-45, Class DC, 22.582s, 2035	66,186	74,927
IFB Ser. 05-57, Class DC, 20.243s, 2034	78,862	86,874
IFB Ser. 05-45, Class PC, 18.836s, 2034	58,604	58,734
IFB Ser. 05-74, Class SK, 18.834s, 2035	109,931	119,542
IFB Ser. 05-74, Class CS, 18.724s, 2035	67,143	73,962
IFB Ser. 05-72, Class SB, 15.697s, 2035	110,572	116,489
IFB Ser. 07-W6, Class 6A2, IO,
7.329s, 2037	105,362	9,219
IFB Ser. 06-90, Class SE, IO,
7.329s, 2036	89,861	8,654
IFB Ser. 04-51, Class XP, IO,
7.229s, 2034	40,442	2,997
IFB Ser. 03-66, Class SA, IO,
7.179s, 2033	118,192	9,666
IFB Ser. 07-W6, Class 5A2, IO,
6.819s, 2037	161,982	12,651
IFB Ser. 07-W4, Class 4A2, IO,
6.809s, 2037	658,180	51,404
IFB Ser. 07-W2, Class 3A2, IO,
6.809s, 2037	194,429	15,185
IFB Ser. 06-115, Class BI, IO,
6.789s, 2036	168,877	14,430
IFB Ser. 05-113, Class DI, IO,
6.759s, 2036	352,375	28,349
IFB Ser. 05-52, Class DC, IO,
6.729s, 2035	105,006	11,470
IFB Ser. 06-60, Class SI, IO,
6.679s, 2036	203,017	17,378

178

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-60, Class UI, IO,
6.679s, 2036	$82,431	$7,317
IFB Ser. 07-W7, Class 3A2, IO,
6.659s, 2037	252,014	27,911
IFB Ser. 03-122, Class SA, IO,
6.629s, 2028	205,034	11,930
IFB Ser. 03-122, Class SJ, IO,
6.629s, 2028	211,399	12,249
IFB Ser. 06-60, Class DI, IO,
6.599s, 2035	80,478	6,285
IFB Ser. 04-60, Class SW, IO,
6.579s, 2034	305,088	25,353
IFB Ser. 05-65, Class KI, IO,
6.529s, 2035	765,045	58,832
IFB Ser. 08-01, Class GI, IO,
6.489s, 2037	859,103	71,391
IFB Ser. 07-23, Class SI, IO,
6.299s, 2037	117,231	8,870
IFB Ser. 07-54, Class CI, IO,
6.289s, 2037	137,708	10,824
IFB Ser. 07-39, Class PI, IO,
6.289s, 2037	126,929	9,414
IFB Ser. 07-28, Class SE, IO,
6.279s, 2037	162,912	12,678
IFB Ser. 06-128, Class SH, IO,
6.279s, 2037	132,497	10,191
IFB Ser. 06-56, Class SM, IO,
6.279s, 2036	445,900	34,832
IFB Ser. 05-73, Class SI, IO,
6.279s, 2035	67,670	5,083
IFB Ser. 05-12, Class SC, IO,
6.279s, 2035	155,078	15,353
IFB Ser. 05-17, Class ES, IO,
6.279s, 2035	133,665	12,228
IFB Ser. 05-17, Class SY, IO,
6.279s, 2035	62,853	5,732
IFB Ser. 07-30, Class IE, IO,
6.269s, 2037	392,306	40,374
IFB Ser. 06-123, Class CI, IO,
6.269s, 2037	359,594	27,830
IFB Ser. 06-123, Class UI, IO,
6.269s, 2037	139,725	11,178
IFB Ser. 05-82, Class SY, IO,
6.259s, 2035	264,508	19,997
IFB Ser. 05-45, Class EW, IO,
6.249s, 2035	529,172	42,081
IFB Ser. 05-45, Class SR, IO,
6.249s, 2035	359,759	28,211
IFB Ser. 07-15, Class BI, IO,
6.229s, 2037	225,852	17,864
IFB Ser. 06-16, Class SM, IO,
6.229s, 2036	121,371	10,284
IFB Ser. 05-95, Class CI, IO,
6.229s, 2035	157,491	14,316

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-84, Class SG, IO,
6.229s, 2035	$257,301	$21,382
IFB Ser. 05-57, Class NI, IO,
6.229s, 2035	71,233	6,506
IFB Ser. 05-54, Class SA, IO,
6.229s, 2035	252,176	19,895
IFB Ser. 05-23, Class SG, IO,
6.229s, 2035	200,366	17,126
IFB Ser. 05-17, Class SA, IO,
6.229s, 2035	176,861	13,902
IFB Ser. 05-17, Class SE, IO,
6.229s, 2035	192,326	15,897
IFB Ser. 06-128, Class GS, IO,
6.209s, 2037	153,919	11,819
IFB Ser. 06-114, Class IS, IO,
6.179s, 2036	159,592	12,017
IFB Ser. 06-116, Class ES, IO,
6.179s, 2036	77,235	6,006
IFB Ser. 06-115, Class GI, IO,
6.169s, 2036	159,764	13,069
IFB Ser. 06-115, Class IE, IO,
6.169s, 2036	121,737	11,657
IFB Ser. 06-117, Class SA, IO,
6.169s, 2036	181,276	13,756
IFB Ser. 06-121, Class SD, IO,
6.169s, 2036	348,016	26,310
IFB Ser. 06-109, Class SG, IO,
6.159s, 2036	244,961	19,450
IFB Ser. 06-104, Class SY, IO,
6.149s, 2036	81,407	6,256
IFB Ser. 06-109, Class SH, IO,
6.149s, 2036	188,028	16,564
Ser. 06-104, Class SG, IO, 6.129s, 2036	163,180	11,585
IFB Ser. 07-W6, Class 4A2, IO,
6.129s, 2037	670,014	51,524
IFB Ser. 06-128, Class SC, IO,
6.129s, 2037	563,340	42,926
IFB Ser. 06-43, Class SI, IO,
6.129s, 2036	359,191	27,567
IFB Ser. 06-44, Class IS, IO,
6.129s, 2036	173,953	13,230
IFB Ser. 06-8, Class JH, IO,
6.129s, 2036	561,038	43,884
IFB Ser. 05-122, Class SG, IO,
6.129s, 2035	124,214	12,321
IFB Ser. 06-92, Class JI, IO,
6.109s, 2036	91,044	9,758
IFB Ser. 06-92, Class LI, IO,
6.109s, 2036	178,890	13,402
IFB Ser. 06-96, Class ES, IO,
6.109s, 2036	227,952	17,415
IFB Ser. 06-99, Class AS, IO,
6.109s, 2036	105,847	8,404
IFB Ser. 06-85, Class TS, IO,
6.089s, 2036	187,392	14,416

179

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-61, Class SE, IO,
6.079s, 2036	$207,627	$14,506
IFB Ser. 07-75, Class PI, IO,
6.069s, 2037	196,010	15,286
IFB Ser. 07-76, Class SA, IO,
6.069s, 2037	192,009	11,055
IFB Ser. 07-W7, Class 2A2, IO,
6.059s, 2037	502,323	49,082
IFB Ser. 07-88, Class MI, IO,
6.049s, 2037	79,893	9,750
Ser. 06-94, Class NI, IO, 6.029s, 2036	79,668	5,625
IFB Ser. 07-116, Class IA, IO,
6.029s, 2037	703,379	50,573
IFB Ser. 07-103, Class AI, IO,
6.029s, 2037	882,583	62,646
IFB Ser. 07-1, Class NI, IO,
6.029s, 2037	389,927	31,278
IFB Ser. 07-15, Class NI, IO,
6.029s, 2022	216,571	15,831
IFB Ser. 08-3, Class SC, IO,
5.979s, 2038	93,937	8,810
IFB Ser. 07-109, Class XI, IO,
5.979s, 2037	95,935	8,502
IFB Ser. 07-109, Class YI, IO,
5.979s, 2037	192,647	14,649
IFB Ser. 07-W8, Class 2A2, IO,
5.979s, 2037	340,037	23,691
IFB Ser. 07-88, Class JI, IO,
5.979s, 2037	196,673	14,724
IFB Ser. 07-54, Class KI, IO,
5.969s, 2037	98,960	6,983
IFB Ser. 07-30, Class JS, IO,
5.969s, 2037	322,831	25,213
IFB Ser. 07-30, Class LI, IO,
5.969s, 2037	569,322	48,421
IFB Ser. 07-W2, Class 1A2, IO,
5.959s, 2037	142,362	9,852
IFB Ser. 07-106, Class SN, IO,
5.939s, 2037	202,310	15,280
IFB Ser. 07-54, Class IA, IO,
5.939s, 2037	172,727	12,612
IFB Ser. 07-54, Class IB, IO,
5.939s, 2037	172,727	12,612
IFB Ser. 07-54, Class IC, IO,
5.939s, 2037	172,727	12,612
IFB Ser. 07-54, Class ID, IO,
5.939s, 2037	172,727	12,612
IFB Ser. 07-54, Class IE, IO,
5.939s, 2037	172,727	12,612
IFB Ser. 07-54, Class IF, IO,
5.939s, 2037	256,142	21,693
IFB Ser. 07-54, Class NI, IO,
5.939s, 2037	148,285	10,615
IFB Ser. 07-54, Class UI, IO,
5.939s, 2037	217,780	10,856

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-109, Class AI, IO,
5.929s, 2037	$1,012,077	$72,768
IFB Ser. 07-91, Class AS, IO,
5.929s, 2037	129,338	9,946
IFB Ser. 07-91, Class HS, IO,
5.929s, 2037	139,250	11,407
IFB Ser. 07-15, Class CI, IO,
5.909s, 2037	662,883	48,093
IFB Ser. 06-115, Class JI, IO,
5.909s, 2036	484,493	37,839
IFB Ser. 07-109, Class PI, IO,
5.879s, 2037	203,541	14,466
IFB Ser. 06-123, Class LI, IO,
5.849s, 2037	320,508	24,227
IFB Ser. 08-1, Class NI, IO,
5.779s, 2037	377,559	25,259
IFB Ser. 07-116, Class BI, IO,
5.779s, 2037	641,755	42,933
IFB Ser. 08-01, Class AI, IO,
5.779s, 2037	1,049,185	66,760
IFB Ser. 08-10, Class GI, IO,
5.759s, 2038	192,549	11,665
IFB Ser. 08-1, Class HI, IO,
5.729s, 2037	487,548	30,540
IFB Ser. 07-39, Class AI, IO,
5.649s, 2037	305,281	22,927
IFB Ser. 07-32, Class SD, IO,
5.639s, 2037	205,401	15,895
IFB Ser. 07-30, Class UI, IO,
5.629s, 2037	167,880	11,331
IFB Ser. 07-32, Class SC, IO,
5.629s, 2037	272,488	18,765
IFB Ser. 07-1, Class CI, IO,
5.629s, 2037	195,160	13,274
IFB Ser. 05-74, Class SE, IO,
5.629s, 2035	842,558	57,390
IFB Ser. 05-14, Class SE, IO,
5.579s, 2035	162,179	10,890
IFB Ser. 05-58, Class IK, IO,
5.529s, 2035	198,048	12,101
IFB Ser. 08-1, Class BI, IO,
5.439s, 2038	653,788	41,676
IFB Ser. 07-75, Class ID, IO,
5.399s, 2037	174,464	11,591
Ser. 06-W3, Class 1AS, IO, 4.591s, 2046	639,754	40,816
Ser. 03-W12, Class 2, IO, 2.219s, 2043	427,373	15,518
Ser. 03-W10, Class 3, IO, 1.934s, 2043	251,685	10,258
Ser. 03-W10, Class 1, IO, 1.913s, 2043	910,625	27,952
Ser. 03-W8, Class 12, IO, 1.634s, 2042	900,419	34,111
Ser. 03-W17, Class 12, IO, 1.148s, 2033	318,406	8,467
Ser. 03-T2, Class 2, IO, 0.809s, 2042	1,215,023	23,307
Ser. 03-W6, Class 51, IO, 0.671s, 2042	292,222	5,038
Ser. 01-T12, Class IO, 0.565s, 2041	263,490	3,929
Ser. 03-W2, Class 1, IO, 0.466s, 2042	2,085,226	23,842

180

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Fannie Mae
Ser. 02-T4, IO, 0.449s, 2041	$1,437,277	$15,964
Ser. 01-50, Class B1, IO, 0.448s, 2041	472,720	5,614
Ser. 02-T1, Class IO, IO, 0.425s, 2031	296,915	2,763
Ser. 03-W6, Class 3, IO, 0.368s, 2042	413,826	3,598
Ser. 03-W6, Class 23, IO, 0.352s, 2042	435,255	3,623
Ser. 01-79, Class BI, IO, 0.325s, 2045	1,037,465	9,163
Ser. 08-33, Principal Only (PO),
zero %, 2038	94,344	76,419
Ser. 06-46, Class OC, PO, zero %, 2036	97,503	88,635
Ser. 06-16, Class OG, PO, zero %, 2036	74,183	57,788
Ser. 07-15, Class IM, IO, zero %, 2009	183,275	138
Ser. 07-16, Class TS, IO, zero %, 2009	761,894	618
FRB Ser. 06-115, Class SN, zero %, 2036	82,833	57,027
FRB Ser. 05-57, Class UL, zero %, 2035	102,003	95,595
FRB Ser. 05-65, Class CU, zero %, 2034	51,195	47,097
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO,
7.629s, 2043	103,447	13,448
Ser. T-56, Class A, IO, 0.524s, 2043	332,363	4,075
Ser. T-56, Class 3, IO, 0.351s, 2043	346,097	3,593
Ser. T-56, Class 1, IO, 0.283s, 2043	450,509	3,113
Ser. T-56, Class 2, IO, 0.02s, 2043	408,996	768
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	69,268	13,854
First Horizon Alternative Mortgage
Securities FRB Ser. 05-AA10,
Class 2A1, 5.742s, 2035	138,726	70,750
First Union National Bank-Bank
of America Commercial Mortgage
144A Ser. 01-C1, Class 3, IO,
1.683s, 2033	1,412,858	34,157
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	128,638
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	18,000
First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2,
Class G, 7s, 2035	165,000	96,828
Freddie Mac
IFB Ser. 3202, Class HM, 27.275s, 2036	74,842	90,331
IFB Ser. 3081, Class DC, 23.782s, 2035	72,032	82,514
IFB Ser. 3360, Class SC, 22.394s, 2037	137,975	151,083
IFB Ser. 2976, Class KL, 20.002s, 2035	106,256	119,365
IFB Ser. 2990, Class DP, 19.892s, 2034	90,606	98,414
IFB Ser. 3149, Class SU, 16.376s, 2036	75,280	80,056
IFB Ser. 3065, Class DC, 16.275s, 2035	94,391	100,340
IFB Ser. 2990, Class WP, 13.945s, 2035	60,167	62,250
IFB Ser. 2990, Class LB, 13.891s, 2034	110,586	115,392
IFB Ser. 2927, Class SI, IO, 7s, 2035	147,369	14,426
IFB Ser. 2828, Class GI, IO,
6.305s, 2034	167,004	18,777

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3184, Class SP, IO,
6.155s, 2033	$212,400	$17,184
IFB Ser. 2869, Class SH, IO,
6.105s, 2034	77,755	5,081
IFB Ser. 2869, Class JS, IO,
6.055s, 2034	351,540	22,246
IFB Ser. 2882, Class LS, IO,
6.005s, 2034	121,925	9,979
IFB Ser. 3203, Class SH, IO,
5.945s, 2036	121,932	10,093
IFB Ser. 2815, Class PT, IO,
5.855s, 2032	174,330	13,946
IFB Ser. 2828, Class TI, IO,
5.855s, 2030	79,062	6,407
IFB Ser. 3397, Class GS, IO,
5.805s, 2037	117,938	10,038
IFB Ser. 3297, Class BI, IO,
5.565s, 2037	515,057	40,491
IFB Ser. 3287, Class SD, IO,
5.555s, 2037	230,810	17,968
IFB Ser. 3281, Class BI, IO,
5.555s, 2037	98,637	8,240
IFB Ser. 3281, Class CI, IO,
5.555s, 2037	120,106	9,843
IFB Ser. 3249, Class SI, IO,
5.555s, 2036	87,163	9,496
IFB Ser. 2922, Class SE, IO,
5.555s, 2035	203,129	20,238
IFB Ser. 3045, Class DI, IO,
5.535s, 2035	1,003,565	73,658
IFB Ser. 3236, Class ES, IO,
5.505s, 2036	143,041	11,783
IFB Ser. 3136, Class NS, IO,
5.505s, 2036	234,831	18,548
IFB Ser. 3118, Class SD, IO,
5.505s, 2036	327,285	25,237
IFB Ser. 2927, Class ES, IO,
5.505s, 2035	114,537	7,711
IFB Ser. 2950, Class SM, IO,
5.505s, 2016	242,648	21,968
IFB Ser. 3256, Class S, IO,
5.495s, 2036	233,569	19,410
IFB Ser. 3031, Class BI, IO,
5.495s, 2035	85,575	7,903
IFB Ser. 3244, Class SB, IO,
5.465s, 2036	140,919	11,919
IFB Ser. 3244, Class SG, IO,
5.465s, 2036	164,646	12,612
IFB Ser. 3236, Class IS, IO,
5.455s, 2036	255,225	19,142
IFB Ser. 2962, Class BS, IO,
5.455s, 2035	490,079	33,374
IFB Ser. 3114, Class TS, IO,
5.455s, 2030	524,261	41,875

181

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3128, Class JI, IO,
5.435s, 2036	$266,789	$21,503
IFB Ser. 2990, Class LI, IO,
5.435s, 2034	166,455	14,316
IFB Ser. 3240, Class S, IO,
5.425s, 2036	557,932	40,446
IFB Ser. 3153, Class JI, IO,
5.425s, 2036	233,442	17,065
IFB Ser. 3065, Class DI, IO,
5.425s, 2035	73,433	6,541
IFB Ser. 3145, Class GI, IO,
5.405s, 2036	219,811	18,266
IFB Ser. 3114, Class GI, IO,
5.405s, 2036	95,883	8,447
IFB Ser. 3339, Class JI, IO,
5.395s, 2037	425,026	28,434
IFB Ser. 3218, Class AS, IO,
5.385s, 2036	170,169	12,209
IFB Ser. 3221, Class SI, IO,
5.385s, 2036	206,667	14,889
IFB Ser. 3202, Class PI, IO,
5.345s, 2036	574,273	42,087
IFB Ser. 3355, Class MI, IO,
5.305s, 2037	135,610	10,218
IFB Ser. 3201, Class SG, IO,
5.305s, 2036	263,202	24,125
IFB Ser. 3203, Class SE, IO,
5.305s, 2036	235,935	20,519
IFB Ser. 3171, Class PS, IO,
5.29s, 2036	218,239	17,328
IFB Ser. 3152, Class SY, IO,
5.285s, 2036	196,509	17,821
IFB Ser. 3284, Class BI, IO,
5.255s, 2037	163,109	12,575
IFB Ser. 3260, Class SA, IO,
5.255s, 2037	140,401	9,288
IFB Ser. 3199, Class S, IO,
5.255s, 2036	108,640	8,638
IFB Ser. 3284, Class LI, IO,
5.245s, 2037	712,900	50,453
IFB Ser. 3281, Class AI, IO,
5.235s, 2037	673,620	55,190
IFB Ser. 3311, Class EI, IO,
5.215s, 2037	167,639	12,611
IFB Ser. 3311, Class IA, IO,
5.215s, 2037	243,882	20,637
IFB Ser. 3311, Class IB, IO,
5.215s, 2037	243,882	20,637
IFB Ser. 3311, Class IC, IO,
5.215s, 2037	243,882	20,637
IFB Ser. 3311, Class ID, IO,
5.215s, 2037	243,882	20,637
IFB Ser. 3311, Class IE, IO,
5.215s, 2037	353,032	29,874

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3240, Class GS, IO,
5.185s, 2036	$334,077	$26,719
IFB Ser. 3257, Class SI, IO,
5 1/8s, 2036	155,131	11,630
IFB Ser. 3225, Class JY, IO,
5.095s, 2036	678,149	46,265
IFB Ser. 3339, Class TI, IO,
4.945s, 2037	267,736	20,819
IFB Ser. 3284, Class CI, IO,
4.925s, 2037	525,883	35,312
IFB Ser. 3016, Class SQ, IO,
4.915s, 2035	173,778	9,627
IFB Ser. 3397, Class SQ, IO,
4.775s, 2037	458,037	30,689
Ser. 3327, Class IF, IO, zero %, 2037	114,770	3,007
Ser. 3292, Class DO, PO, zero %, 2037	82,812	75,305
Ser. 3296, Class OK, PO, zero %, 2037	85,720	77,041
Ser. 3252, Class LO, PO, zero %, 2036	107,488	93,589
FRB Ser. 3326, Class YF, zero %, 2037	61,557	56,696
FRB Ser. 3241, Class FH, zero %, 2036	62,145	59,278
FRB Ser. 3231, Class XB, zero %, 2036	44,582	43,393
FRB Ser. 3147, Class SF, zero %, 2036	113,977	81,515
FRB Ser. 3003, Class XF, zero %, 2035	73,983	65,715
GE Capital Commercial
Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO,
0.093s, 2019	11,881,949	37,451
Ser. 05-C2, Class XC, IO,
0.082s, 2043	4,436,197	18,558
Ser. 05-C3, Class XC, IO,
0.064s, 2045	10,526,160	26,256
GMAC Commercial Mortgage
Securities, Inc.
Ser. 99-C3, Class F, 7.896s, 2036	44,000	43,828
Ser. 97-C1, Class X, IO, 1.252s, 2029	96,372	6,168
Ser. 05-C1, Class X1, IO, 0.185s, 2043	4,444,879	30,433
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	23,354
Ser. 06-C1, Class XC, IO, 0.07s, 2045	6,782,930	18,010
Government National
Mortgage Association
IFB Ser. 07-38, Class AS, 43.36s, 2037	156,124	203,313
IFB Ser. 07-51, Class SP, 36.435s, 2037	76,284	93,595
IFB Ser. 07-44, Class SP, 33.77s, 2036	97,536	117,619
IFB Ser. 05-66, Class SP, 17.367s, 2035	76,170	78,927
IFB Ser. 05-7, Class JM, 14.776s, 2034	101,301	106,296
IFB Ser. 06-62, Class SI, IO,
6.873s, 2036	178,685	12,400
IFB Ser. 07-1, Class SL, IO,
6.853s, 2037	94,097	6,844
IFB Ser. 07-1, Class SM, IO,
6.843s, 2037	94,097	6,832

182

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 07-49, Class NY, IO,
6.593s, 2035	$517,475	$36,543
IFB Ser. 07-26, Class SG, IO,
6.343s, 2037	272,062	16,718
IFB Ser. 07-9, Class BI, IO,
6.313s, 2037	509,137	32,478
IFB Ser. 07-31, Class CI, IO,
6.303s, 2037	135,685	9,322
IFB Ser. 07-25, Class SA, IO,
6.293s, 2037	182,645	11,816
IFB Ser. 07-25, Class SB, IO,
6.293s, 2037	300,202	18,985
IFB Ser. 07-22, Class S, IO,
6.293s, 2037	152,836	11,817
IFB Ser. 07-11, Class SA, IO,
6.293s, 2037	136,573	10,004
IFB Ser. 07-14, Class SB, IO,
6.293s, 2037	287,809	17,979
IFB Ser. 05-84, Class AS, IO,
6.293s, 2035	58,826	4,812
IFB Ser. 07-51, Class SJ, IO,
6.243s, 2037	173,317	13,247
IFB Ser. 07-53, Class SY, IO,
6.228s, 2037	93,564	7,223
IFB Ser. 07-58, Class PS, IO,
6.193s, 2037	750,687	56,013
IFB Ser. 06-59, Class SD, IO,
6.193s, 2036	2,790,802	179,959
IFB Ser. 07-59, Class PS, IO,
6.163s, 2037	131,655	9,437
IFB Ser. 07-59, Class SP, IO,
6.163s, 2037	401,548	29,236
IFB Ser. 04-59, Class SC, IO,
6.16s, 2034	105,739	9,111
IFB Ser. 04-26, Class IS, IO,
6.16s, 2034	42,018	3,344
IFB Ser. 07-68, Class PI, IO,
6.143s, 2037	189,894	14,352
IFB Ser. 06-38, Class SG, IO,
6.143s, 2033	538,445	28,850
IFB Ser. 07-53, Class SG, IO,
6.093s, 2037	97,168	6,364
IFB Ser. 08-3, Class SA, IO,
6.043s, 2038	315,879	17,790
IFB Ser. 07-79, Class SY, IO,
6.043s, 2037	529,001	33,380
IFB Ser. 07-64, Class AI, IO,
6.043s, 2037	2,118,801	123,145
IFB Ser. 07-53, Class ES, IO,
6.043s, 2037	136,818	8,114
IFB Ser. 08-4, Class SA, IO,
6.009s, 2038	756,220	44,206
IFB Ser. 07-9, Class DI, IO,
6.003s, 2037	256,720	16,574

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 07-57, Class QA, IO,
5.993s, 2037	$327,512	$16,785
IFB Ser. 07-58, Class SA, IO,
5.993s, 2037	1,135,928	66,938
IFB Ser. 07-58, Class SC, IO,
5.993s, 2037	238,653	13,052
IFB Ser. 07-61, Class SA, IO,
5.993s, 2037	174,254	8,988
IFB Ser. 07-53, Class SC, IO,
5.993s, 2037	152,864	8,524
IFB Ser. 06-26, Class S, IO,
5.993s, 2036	146,732	9,435
IFB Ser. 06-28, Class GI, IO,
5.993s, 2035	266,764	19,520
IFB Ser. 07-58, Class SD, IO,
5.983s, 2037	236,508	12,769
IFB Ser. 07-59, Class SD, IO,
5.963s, 2037	626,317	36,241
IFB Ser. 07-36, Class SA, IO,
5.963s, 2037	368,676	19,467
IFB Ser. 05-65, Class SI, IO,
5.843s, 2035	182,957	11,252
IFB Ser. 07-26, Class SD, IO,
5.76s, 2037	264,912	16,054
IFB Ser. 07-17, Class IB, IO,
5.743s, 2037	143,334	10,938
IFB Ser. 06-14, Class S, IO,
5.743s, 2036	205,877	11,876
IFB Ser. 06-11, Class ST, IO,
5.733s, 2036	128,710	7,376
IFB Ser. 07-27, Class SD, IO,
5.693s, 2037	132,289	10,853
IFB Ser. 07-19, Class SJ, IO,
5.693s, 2037	223,812	12,627
IFB Ser. 07-23, Class ST, IO,
5.693s, 2037	268,808	14,711
IFB Ser. 07-8, Class SA, IO,
5.693s, 2037	232,578	12,804
IFB Ser. 07-9, Class CI, IO,
5.693s, 2037	333,483	17,208
IFB Ser. 07-7, Class EI, IO,
5.693s, 2037	247,399	13,960
IFB Ser. 07-7, Class JI, IO,
5.693s, 2037	357,773	18,783
IFB Ser. 07-1, Class S, IO,
5.693s, 2037	292,481	16,556
IFB Ser. 07-3, Class SA, IO,
5.693s, 2037	279,314	15,761
IFB Ser. 05-17, Class S, IO,
5.673s, 2035	52,496	3,148
IFB Ser. 07-48, Class SB, IO,
5.61s, 2037	200,057	12,527
IFB Ser. 07-17, Class AI, IO,
5.51s, 2037	586,423	44,385

183

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Government National
Mortgage Association
IFB Ser. 04-41, Class SG, IO,
5.493s, 2034	$48,709	$2,700
IFB Ser. 07-9, Class AI, IO,
5.46s, 2037	191,390	12,462
IFB Ser. 08-40, Class SA, IO,
5.36s, 2038	335,921	23,598
IFB Ser. 05-71, Class SA, IO,
5.32s, 2035	50,909	3,672
IFB Ser. 07-17, Class IC, IO,
5.21s, 2037	352,098	25,637
IFB Ser. 07-25, Class KS, IO,
5.16s, 2037	93,362	7,501
IFB Ser. 07-21, Class S, IO,
5.16s, 2037	308,321	18,189
IFB Ser. 07-31, Class AI, IO,
5.14s, 2037	164,164	12,172
IFB Ser. 07-43, Class SC, IO,
5.06s, 2037	195,390	11,806
FRB Ser. 07-49, Class UF, zero %, 2037	27,305	25,185
FRB Ser. 07-33, Class TB, zero %, 2037	58,561	55,933
FRB Ser. 07-35, Class UF, zero %, 2037	44,583	38,224
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO,
3.271s, 2045	237,998	5,504
Greenwich Capital Commercial
Funding Corp. Ser. 05-GG5,
Class XC, IO, 0.067s, 2037	8,435,192	36,271
Greenwich Capital Commercial
Funding Corp. 144A Ser. 07-GG9,
Class X, IO, 0.323s, 2039	2,896,957	30,418
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.799s, 2045	187,000	125,175
Ser. 06-GG6, Class A2, 5.506s, 2038	89,000	78,035
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	59,000	47,200
Ser. 06-GG8, Class X, IO,
0.666s, 2039	1,593,453	63,738
Ser. 04-C1, Class X1, IO,
0.478s, 2028	1,474,931	10,472
Ser. 03-C1, Class X1, IO,
0.237s, 2040	619,044	9,352
Ser. 05-GG4, Class XC, IO,
0.193s, 2039	4,818,428	108,896
Ser. 06-GG6, Class XC, IO,
0.046s, 2038	2,547,033	8,915
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	12,987	11,777
Ser. 05-RP3, Class 1A3, 8s, 2035	43,413	38,721
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	34,933	30,834

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

GSMPS Mortgage Loan
Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	$38,239	$37,232
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	41,373	39,851
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.833s, 2035	72,077	47,571
HSI Asset Loan Obligation FRB
Ser. 07-AR1, Class 2A1, 6.129s, 2037	595,240	267,858
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 0.581s, 2037	357,348	241,614
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1,
6.281s, 2036	88,002	40,811
FRB Ser. 07-AR15, Class 1A1,
6.161s, 2037	292,057	125,585
FRB Ser. 07-AR9, Class 2A1,
5.921s, 2037	296,695	133,513
FRB Ser. 05-AR31, Class 3A1,
5.601s, 2036	442,048	234,285
FRB Ser. 07-AR11, Class 1A1,
5.584s, 2037	247,845	114,008
FRB Ser. 05-AR5, Class 4A1,
5.486s, 2035	241,337	117,360
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1,
6.067s, 2036	259,086	131,852
FRB Ser. 06-A1, Class 5A1,
5.939s, 2036	206,209	98,980
FRB Ser. 06-A6, Class 1A1,
0.631s, 2036	136,808	59,438
JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	30,240
FRB Ser. 07-LD12, Class AM,
6.062s, 2051	406,000	176,114
FRB Ser. 07-LD12, Class A3,
5.99s, 051	1,563,000	1,035,152
Ser. 07-CB20, Class A3, 5.
863s, 2051	469,000	306,844
FRB Ser. 07-LD11, Class A3,
5.819s, 2049	234,000	139,459
Ser. 06-CB15, Class A4,
5.814s, 2043	258,000	204,489
Ser. 07-CB20, Class A4,
5.794s, 2051	102,000	72,484
Ser. 06-CB16, Class A4,
5.552s, 2045	207,000	157,342
Ser. 06-CB14, Class A4,
5.481s, 2044	217,000	164,684
Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	46,798
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	2,117,902	42,177
Ser. 06-CB17, Class X, IO,
0.513s, 2043	2,040,979	42,656
Ser. 06-LDP9, Class X, IO,
0.455s, 2047	3,049,136	52,445

184

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 07-LDPX, Class X, IO,
0.347s, 2049	$3,472,006	$42,706
Ser. 06-CB16, Class X1, IO,
0.092s, 2045	2,411,563	18,401
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	42,337
Ser. 05-CB12, Class X1, IO,
0.106s, 2037	3,341,053	22,385
Ser. 05-LDP3, Class X1, IO,
0.085s, 2042	6,211,815	32,923
Ser. 07-CB20, Class X1, IO,
0.074s, 2051	6,057,190	50,880
Ser. 05-LDP5, Class X1, IO,
0.061s, 2044	15,978,927	52,730
Ser. 06-CB14, Class X1, IO,
0.061s, 2044	4,059,091	10,960
LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	28,237
Ser. 99-C1, Class G, 6.41s, 2031	37,135	16,844
Ser. 98-C4, Class H, 5.6s, 2035	50,000	9,129
LB-UBS Commercial
Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	83,000	66,740
Ser. 07-C7, Class XW, IO, 0.373s, 2045	592,680	8,374
LB-UBS Commercial
Mortgage Trust 144A
Ser. 06-C7, Class XW, IO,
0.718s, 2038	1,450,956	33,239
Ser. 03-C5, Class XCL, IO,
0.251s, 2037	968,994	13,503
Ser. 05-C3, Class XCL, IO,
0.207s, 2040	2,594,169	30,080
Ser. 05-C2, Class XCL, IO,
0.166s, 2040	3,924,877	23,711
Ser. 05-C7, Class XCL, IO,
0.143s, 2040	3,811,862	17,908
Ser. 05-C5, Class XCL, IO,
0.138s, 2020	3,183,917	23,853
Ser. 06-C7, Class XCL, IO,
0.117s, 2038	2,560,099	22,067
Ser. 06-C1, Class XCL, IO,
0.084s, 2041	5,577,396	32,146
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H,
2.145s, 2017	52,000	39,000
FRB Ser. 05-LLFA, Class J,
1.995s, 2018	20,000	15,000

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9,
38.093s, 2036	$63,123	$81,236
IFB Ser. 07-5, Class 4A3,
37.253s, 2037	111,880	119,152
IFB Ser. 07-4, Class 3A2, IO,
6.729s, 2037	177,277	13,899
IFB Ser. 06-5, Class 2A2, IO,
6.679s, 2036	302,924	22,341
IFB Ser. 07-4, Class 2A2, IO,
6.199s, 2037	726,880	49,064
IFB Ser. 07-1, Class 2A3, IO,
6.159s, 2037	996,431	73,487
IFB Ser. 06-9, Class 2A2, IO,
6.149s, 2037	584,423	44,207
IFB Ser. 07-5, Class 10A2, IO,
5.869s, 2037	354,809	24,837
MASTR Adjustable Rate
Mortgages Trust
Ser. 04-7, Class 2A1, 5.64s, 2034	6,506	3,574
FRB Ser. 04-13, Class 3A6,
3.788s, 2034	134,000	105,778
Ser. 04-03, Class 4AX, IO,
0.376s, 2034	82,140	378
Ser. 05-2, Class 7AX, IO,
0.17s, 2035	230,287	576
MASTR Alternative Loans Trust
Ser. 06-3, Class 1A1, 6 1/4s, 2036	183,010	98,425
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	55,122	53,249
Merit Securities Corp. 144A FRB
Ser. 11PA, Class 3A1, 1.091s, 2027	82,643	53,223
Merrill Lynch Capital
Funding Corp. Ser. 06-4,
Class XC, IO, 0.124s, 2049	7,898,384	56,772
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 1.695s, 2022	99,963	61,477
Merrill Lynch Mortgage
Investors, Inc.
FRB Ser. 98-C3, Class E,
6.805s, 2030	31,000	29,104
FRB Ser. 05-A9, Class 3A1,
5.271s, 2035	195,728	144,839
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3,
5.829s, 2050	128,000	83,091
FRB Ser. 07-C1, Class A4,
5.829s, 2050	103,000	74,210
Ser. 05-MCP1, Class XC, IO,
0.122s, 2043	3,184,434	25,050
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.255s, 2039	805,633	11,345
Ser. 05-LC1, Class X, IO, 0.1s, 2044	1,690,869	8,118

185

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Merrill Lynch/Countrywide
Commercial Mortgage Trust
FRB Ser. 07-8, Class A3,
5.957s, 2049	$316,000	$226,695
FRB Ser. 07-8, Class A2,
5.92s, 2049	226,000	147,111
Merrill Lynch/Countrywide
Commercial Mortgage Trust 144A
Ser. 07-7, Class X, IO, 0.019s, 2050	12,852,918	23,455
Mezz Cap Commercial
Mortgage Trust 144A
Ser. 04-C2, Class X, IO,
6.004s, 2040	117,021	14,475
Ser. 05-C3, Class X, IO,
5.555s, 2044	130,925	12,475
Ser. 06-C4, Class X, IO,
5.074s, 2016	545,252	59,274
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.59s, 2043	905,327	21,755
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3,
6.28s, 2043	76,000	63,407
FRB Ser. 06-IQ11, Class A4,
5.772s, 2042	258,000	197,399
FRB Ser. 07-IQ14, Class AM,
5.691s, 2049	139,000	66,550
Ser. 05-HQ6, Class A4A,
4.989s, 2042	191,000	153,283
Ser. 04-HQ4, Class A7, 4.97s, 2040	99,000	83,507
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	100,000	10,000
Ser. 04-RR, Class F6, 6s, 2039	100,000	9,000
Ser. 05-HQ6, Class X1, IO,
0.115s, 2042	4,061,521	22,405
Ser. 05-HQ5, Class X1, IO,
0.093s, 2042	1,394,079	5,925
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.807s, 2035	165,814	89,540
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.094s, 2030	49,000	29,400
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 7.379s, 2035	25,191	22,875
Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	17,539	16,429
PNC Mortgage
Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	187,000	164,560
Ser. 00-C2, Class J, 6.22s, 2033	49,000	30,870
Residential Asset Mortgage
Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	63,573	63,474
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO,
6.219s, 2037	735,554	49,650
Ser. 07-A5, Class 2A3, 6s, 2037	377,349	207,542

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Residential Funding Mortgage
Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	$157,656	$151,645
Saco I Trust FRB Ser. 05-10,
Class 1A1, 0.731s, 2033	53,954	19,154
Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 0.66s, 2036	1,142,887	41,144
Structured Adjustable
Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2,
6 1/4s, 2037	576,102	282,290
FRB Ser. 06-9, Class 1A1,
5.691s, 2036	97,006	48,248
Ser. 04-8, Class 1A3, 5.339s, 2034	2,605	1,221
FRB Ser. 05-18, Class 6A1,
5.256s, 2035	86,941	54,773
Ser. 05-9, Class AX, IO, 1.462s, 2035	861,589	12,924
Structured Adjustable Rate
Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.821s, 2034	41,615	25,385
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.779s, 2037	2,190,152	147,835
Ser. 07-4, Class 1A4, IO, 1s, 2037	2,385,144	80,707
Structured Asset Securities Corp.
144A Ser. 08-RF1, Class AI, IO,
3.687s, 2037	1,971,711	78,868
Wachovia Bank Commercial
Mortgage Trust
FRB Ser. 07-C33, Class A3,
5.902s, 2051	249,000	164,053
Ser. 07-C30, Class A3, 5.246s, 2043	277,000	207,041
Ser. 04-C15, Class A4, 4.803s, 2041	147,000	117,999
Ser. 06-C28, Class XC, IO,
0.38s, 2048	1,417,568	18,187
Ser. 07-C34, IO, 0.356s, 2046	1,633,951	25,539
Wachovia Bank Commercial Mortgage
Trust 144A
Ser. 03-C3, Class IOI, IO,
0.416s, 2035	729,922	14,320
Ser. 05-C18, Class XC, IO,
0.115s, 2042	3,719,146	22,352
Ser. 06-C27, Class XC, IO,
0.078s, 2045	2,754,340	13,551
Ser. 06-C23, Class XC, IO,
0.055s, 2045	2,888,370	8,607
Ser. 06-C26, Class XC, IO,
0.039s, 2045	1,705,356	3,138
WAMU Commercial
Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	10,000	1,946
Ser. 06-SL1, Class X, IO, 0.936s, 2043	358,799	9,124
WAMU Mortgage Pass-Through
Certificates FRB Ser. 04-AR1,
Class A, 4.229s, 2034	26,139	18,297

186

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

WAMU Mortgage Pass-Through
Certificates 144A Ser. 04-RP1,
Class 1S, IO, 4.421s, 2034	$758,848	$58,807
Wells Fargo Mortgage
Backed Securities Trust
Ser. 06-AR10, Class 3A1,
4.818s, 2036	100,649	53,517
Ser. 05-AR2, Class 2A1, 4.552s, 2035	53,467	37,975
Ser. 04-R, Class 2A1, 4.368s, 2034	51,569	39,505
Ser. 05-AR12, Class 2A5,
4.359s, 2035	855,000	392,365

Total collateralized mortgage obligations
(cost $32,301,869)		$27,835,821

PURCHASED OPTIONS OUTSTANDING (3.5%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with
Deutsche Bank for
the right to receive
a fixed rate of 5.385%
versus the three month
USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	$4,868,000	$1,189,691
Option on an interest
rate swap with
Deutsche Bank for
the right to pay a
fixed rate of 5.385%
versus the three
month USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	4,868,000	1,558
Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.325% versus
the three month
USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	4,669,000	1,307
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	4,669,000	1,118,786
Option on an interest
rate swap with Goldman
Sachs International for the
right to receive a fixed
rate of 5.355% versus
the three month USD-
LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	1,713,070

PURCHASED OPTIONS OUTSTANDING (3.5%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	$7,480,000	$21,692
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to receive a
fixed rate of 5.315%
versus the three
month USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	4,669,000	1,114,677
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed
rate of 5.315% versus
the three month
USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	4,669,000	1,354
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to receive a
fixed rate of 5.355%
versus the three
month USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	7,480,000	1,713,070
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	7,480,000	21,692

Total purchased options outstanding (cost $1,891,492)			$6,896,897

ASSET-BACKED SECURITIES (3.2%)*

	Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.621s, 2036	$62,000	$30,380
FRB Ser. 06-HE3, Class A2C,
0.621s, 2036	75,000	26,160

187

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (3.2%)* continued

	Principal amount	Value

Ace Securities Corp. 144A
Ser. 03-MH1, Class M2, 6 1/2s, 2030	$29,199	$16,598
Aegis Asset Backed Securities
Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	2,980	—
AFC Home Equity Loan Trust
Ser. 99-2, Class 1A, 0.881s, 2029	115,866	46,958
American Express Credit Account
Master Trust 144A Ser. 04-C,
Class C, 1.695s, 2012	13,650	11,771
Ameriquest Mortgage
Securities, Inc. FRB Ser. 06-R1,
Class M10, 2.971s, 2036	54,000	961
Argent Securities, Inc. FRB
Ser. 06-W4, Class A2C,
0.631s, 2036	133,000	58,520
Asset Backed Funding Certificates
FRB Ser. 05-WMC1, Class M1,
0.911s, 2035	60,000	36,600
Asset Backed Funding Corp. NIM
Trust 144A FRB Ser. 05-OPT1,
Class B1, 2.971s, 2035	3,910	18
Asset Backed Securities Corp. Home
Equity Loan Trust
FRB Ser. 06-HE2, Class A3,
0.661s, 2036	24,038	14,519
FRB Ser. 06-HE4, Class A5,
0.631s, 2036	92,104	53,420
FRB Ser. 06-HE7, Class A4,
0.611s, 036	42,000	16,030
BankAmerica Manufactured Housing
Contract Trust Ser. 97-2,
Class M, 6.9s, 2028	52,000	41,600
Bay View Auto Trust Ser. 05-LJ2,
Class D, 5.27s, 2014	39,000	36,051
Bayview Financial
Acquisition Trust
Ser. 04-B, Class A1, 1.471s, 2039	231,487	162,249
FRB Ser. 04-D, Class A, 0.861s, 2044	47,141	38,963
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
1.821s, 2038	22,661	13,823
FRB Ser. 03-SSRA, Class A,
1.171s, 2038	22,661	15,863
FRB Ser. 04-SSRA, Class A1,
1.071s, 2039	31,284	19,083
Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 03-3, Class A2, 1.061s, 2043	69,353	56,700
FRB Ser. 03-1, Class A1, 0.971s, 2042	59,528	41,669
FRB Ser. 05-3, Class A1, 0.921s, 2035	35,297	31,773
Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	278,283	115,319
Ser. 00-A, Class A2, 7.575s, 2030	48,626	19,851

ASSET-BACKED SECURITIES (3.2%)* continued

Principal amount		Value

Bombardier Capital Mortgage
Securitization Corp.
Ser. 99-B, Class A-5, 7.44s, 2020	$182,486	$72,994
Ser. 99-B, Class A3, 7.18s, 2015	185,038	71,491
Ser. 99-B, Class A2, 6.975s, 2012	6,381	2,655
Conseco Finance
Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	89,698	8,526
Ser. 00-4, Class A6, 8.31s, 2032	442,766	225,810
Ser. 00-5, Class A7, 8.2s, 2032	123,000	65,190
Ser. 00-5, Class A6, 7.96s, 2032	290,535	159,794
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	33,838
Ser. 02-2, Class M1, 7.424s, 2033	32,000	13,857
Ser. 01-4, Class A4, 7.36s, 2033	208,878	126,371
Ser. 00-6, Class A5, 7.27s, 2031	62,150	37,912
Ser. 01-1, Class A5, 6.99s, 2032	717,042	446,359
Ser. 01-3, Class A4, 6.91s, 2033	79,094	51,082
Ser. 02-1, Class A, 6.681s, 2033	105,634	84,905
FRB Ser. 02-1, Class M1A, 3.95s, 2033	356,000	107,739
Countrywide Asset Backed
Certificates FRB Ser. 04-6,
Class 2A5, 0.861s, 2034	50,875	37,139
DB Master Finance, LLC 144A
Ser. 06-1, Class M1, 8.285s, 2031	100,000	64,472
Fieldstone Mortgage
Investment Corp. FRB Ser. 05-1,
Class M3, 1.011s, 2035	32,000	29,652
First Franklin Mortgage Loan Asset
Backed Certificates FRB
Ser. 06-FF7, Class 2A3, 0.621s, 2036	97,000	38,955
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.801s, 2036	137,000	82,200
FRB Ser. 06-2, Class 2A3, 0.641s, 2036	230,000	128,800
GE Corporate Aircraft
Financing, LLC 144A Ser. 04-1A,
Class B, 1.321s, 2018	10,300	8,498
GEBL 144A
Ser. 04-2, Class D, 3.945s, 2032	66,319	6,632
Ser. 04-2, Class C, 2.045s, 2032	66,319	30,672
Granite Mortgages PLC FRB
Ser. 03-3, Class 1C, 5.953s, 2044
(United Kingdom) (F)	45,153	44,859
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	80,846	47,699
Ser. 96-5, Class M1, 8.05s, 2027	33,057	15,852
Ser. 96-6, Class M1, 7.95s, 2027	173,000	84,023
Ser. 99-5, Class A5, 7.86s, 2030	423,121	246,938
Ser. 97-2, Class A7, 7.62s, 2028	9,846	8,069
Ser. 96-2, Class M1, 7.6s, 2026	98,000	50,475
Ser. 97-6, Class A9, 7.55s, 2029	29,084	22,898
Ser. 97-4, Class A7, 7.36s, 2029	50,290	41,433
Ser. 96-10, Class M1, 7.24s, 2028	63,000	32,053
Ser. 97-6, Class M1, 7.21s, 2029	73,000	30,620

188

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (3.2%)* continued

Principal amount		Value

Green Tree Financial Corp.
Ser. 97-3, Class A5, 7.14s, 2028	$13,323	$10,511
Ser. 97-6, Class A8, 7.07s, 2029	9,127	7,746
Ser. 98-4, Class A7, 6.87s, 2030	18,351	12,088
Ser. 97-7, Class A8, 6.86s, 2029	31,237	26,286
Ser. 93-3, Class B, 6.85s, 2018	11,323	5,680
Ser. 99-3, Class A7, 6.74s, 2031	18,514	14,708
Ser. 98-6, Class A7, 6.45s, 2030	10,270	9,566
Ser. 99-2, Class A7, 6.44s, 2030	67,790	40,884
Ser. 98-7, Class M1, 6.4s, 2030	20,000	6,756
Greenpoint
Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	628,291	371,890
Ser. 99-5, Class A4, 7.59s, 2028	62,624	53,000
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	56,727	44,530
GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.621s, 2036	342,000	161,116
High Income Trust Securities 144A
FRB Ser. 03-1A, Class A, 2.888s,
2036 (Cayman Islands)	95,448	35,793
Home Equity Asset Trust FRB
Ser. 06-1, Class 2A4, 0.801s, 2036	69,000	33,465
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class M1,
6.63s, 2028	10,000	2,740
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	660,167	277,270
IFB Ser. 07-3, Class 4B, IO,
6.219s, 2037	251,414	19,111
LNR CDO, Ltd. 144A FRB Ser. 03-1A,
Class EFL, 3.474s, 2036
(Cayman Islands)	120,000	12,000
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012 (F)	292,854	190,355
Long Beach Mortgage
Loan Trust
FRB Ser. 06-4, Class 2A4,
0.731s, 2036	66,000	22,216
FRB Ser. 06-1, Class 2A3,
0.661s, 2036	102,502	50,226
Marriott Vacation Club
Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	13,220	9,942
FRB Ser. 02-1A, Class A1, 1.208s, 2024	12,990	11,142
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	36,225	22,510
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	8,622	7,724
Ser. 04-B, Class C, 3.93s, 2012	5,036	4,238
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	60,706	48,565

ASSET-BACKED SECURITIES (3.2%)* continued

	Principal amount	Value

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C,
0.631s, 2036	$82,000	$47,970
FRB Ser. 06-2, Class A2C,
0.621s, 036	82,000	34,932
Oakwood Mortgage
Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	59,083	33,121
Ser. 95-B, Class B1, 7.55s, 2021	24,594	13,998
Ser. 00-D, Class A3, 6.99s, 2022	9,215	8,163
Ser. 98-A, Class M, 6.825s, 2028	31,000	14,319
Ser. 01-E, Class A4, 6.81s, 2031	115,169	67,548
Ser. 99-B, Class A3, 6.45s, 2017	36,763	21,468
Ser. 01-E, Class A, IO, 6s, 2009	115,756	4,898
Ser. 01-D, Class A3, 5.9s, 2022	82,613	42,071
Ser. 02-C, Class A1, 5.41s, 2032	165,687	87,814
Oakwood Mortgage Investors, Inc.
144A Ser. 01-B, Class A4, 7.21s, 2030	56,318	35,300
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 2.971s, 2035	10,000	135
Origen Manufactured Housing
Ser. 04-B, Class A2, 3.79s, 2017	3,079	2,984
People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1,
Class 1A2, 0.601s, 2036	128,000	44,800
Permanent Financing PLC FRB
Ser. 4, Class 3C, 2.989s, 2042
(United Kingdom)	110,000	107,847
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 2.996s,
2011 (United Kingdom)	116,000	103,882
FRB Ser. 04-2A, Class C, 2.876s,
2011 (United Kingdom)	100,000	84,000
Residential Asset Mortgage
Products, Inc.
FRB Ser. 06-NC3, Class A2,
0.661s, 2036	95,029	69,124
FRB Ser. 07-RZ1, Class A2,
0.631s, 2037	114,000	50,582
Residential Asset Securities Corp.
144A Ser. 04-NT, Class Note,
4 1/2s, 2034 (In default) †	4,095	20
Securitized Asset Backed
Receivables, LLC FRB Ser. 07-NC2,
Class A2B, 0.611s, 2037	107,000	47,080
SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, PO,
0.681s, 2036	139,000	44,480
Soundview Home Equity
Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.641s, 2036	66,000	29,040
FRB Ser. 06-3, Class A3,
0.631s, 2036	344,000	197,938

189

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (3.2%)* continued
	Principal amount	Value

Soundview Home Equity Loan Trust
144A FRB Ser. 05-CTX1, Class B1,
2.971s, 2035	$23,993	$240
Structured Asset Investment Loan
Trust FRB Ser. 06-BNC2, Class A6,
0.731s, 2036	66,000	5,709
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 4.919s, 2015	242,210	163,540
TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III, 7.6s, 2037	100,000	25,000

Total asset-backed securities (cost $11,076,419)		$6,365,402

SENIOR LOANS (0.8%)* (c)
	Principal amount	Value

Basic materials (0.1%)
Aleris International, Inc. bank
term loan FRN Ser. B, 2.567s, 2013	$6,163	$2,447
Graphic Packaging Corp. bank term
loan FRN Ser. C, 6.714s, 2014	68,966	50,897
Huntsman International, LLC bank
term loan FRN Ser. B, 2.221s, 2012	260,000	158,817
NewPage Holding Corp. bank term
loan FRN 5.314s, 2014	13,820	8,697
		220,858

Capital goods (0.1%)
Hawker Beechcraft
Acquisition Co., LLC bank term
loan FRN 3.662s, 2014	10,128	5,216
Hawker Beechcraft
Acquisition Co., LLC bank term
loan FRN Ser. B, 5.762s, 2014	195,885	100,881
Polypore, Inc. bank term loan FRN
Ser. B, 3.93s, 2014	17,864	10,361
Sequa Corp. bank term loan FRN
4.78s, 2014	24,636	13,427
Transdigm, Inc. bank term loan FRN
3.498s, 2013	5,000	3,950
Wesco Aircraft Hardware Corp. bank
term loan FRN 3.69s, 2013	18,000	13,440
		147,275

Communication services (0.2%)
Alltel Communications, Inc. bank
term loan FRN Ser. B2, 4.371s, 2015	129,020	126,472
Alltel Communications, Inc. bank
term loan FRN Ser. B3, 3.939s, 2015	133,982	131,470
Charter Communications
Operating, LLC bank term loan FRN
8.77s, 2014	49,625	38,997
Cricket Communications, Inc. bank
term loan FRN Ser. B, 7.262s, 2013	17,817	14,763
Fairpoint Communications, Inc.
bank term loan FRN Ser. B,
6.563s, 2015	100,000	62,250

SENIOR LOANS (0.8%)* (c) continued

	Principal amount	Value

Communication services continued
Intelsat Corp. bank term loan FRN
Ser. B2, 6.65s, 2011	$4,734	$3,571
Intelsat Corp. bank term loan FRN
Ser. B2-A, 6.65s, 2013	4,735	3,571
Intelsat Corp. bank term loan FRN
Ser. B2-C, 6.65s, 2013	4,734	3,571
Intelsat, Ltd. bank term loan FRN
6.883s, 2014 (Bermuda)	85,000	55,250
Level 3 Communications, Inc. bank
term loan FRN 7s, 2014	18,000	10,778
MetroPCS Wireless, Inc. bank term
loan FRN 4.843s, 2013	7,100	5,673
PAETEC Holding Corp. bank term
loan FRN Ser. B1, 3.936s, 2013	17,462	10,448
Time Warner Telecom, Inc. bank
term loan FRN Ser. B, 3.691s, 2013	13,084	10,108
West Corp. bank term loan FRN
3.468s, 2013	17,864	10,929
		487,851

Consumer cyclicals (0.2%)
Affinion Group, Inc. bank term
loan FRN Ser. B, 4.644s, 2013	18,000	12,240
Allison Transmission bank term
loan FRN Ser. B, 4.581s, 2014	17,574	9,716
Cinemark USA, Inc. bank term loan
FRN 3.58s, 2013	41,024	29,391
Dana Corp. bank term loan FRN
6.353s, 2015	15,937	7,510
Dex Media West, LLC/Dex Media
Finance Co. bank term loan FRN
Ser. B, 7.538s, 2014	50,000	20,000
DirecTV Holdings, LLC bank term
loan FRN 5 1/4s, 2013	59,700	52,810
Goodman Global Holdings, Inc. bank
term loan FRN Ser. B, 7.708s, 2011	191,405	139,726
Goodyear Tire & Rubber Co. (The)
bank term loan FRN 2.22s, 2010	18,000	11,295
Harrah’s Operating Co., Inc. bank
term loan FRN Ser. B2, 6.536s, 2015	17,865	10,327
Idearc, Inc. bank term loan FRN
Ser. B, 5.67s, 2014	17,818	5,435
Lear Corp bank term loan FRN
4.584s, 2013	17,891	7,863
National Bedding Co. bank term
loan FRN 3.752s, 2011	7,939	4,466
Navistar Financial Corp. bank term
loan FRN 4.358s, 2012	4,800	2,624
Navistar International Corp. bank
term loan FRN 3.721s, 2012	13,200	7,216
Tropicana Entertainment bank term
loan FRN Ser. B, 4 1/2s, 2011	145,000	33,108
Univision Communications, Inc.
bank term loan FRN Ser. B,
3.686s, 2014	18,000	7,170

190

Putnam VT Global Asset Allocation Fund

SENIOR LOANS (0.8%)* (c) continued

	Principal amount	Value

Consumer cyclicals continued
Visteon Corp. bank term loan FRN
Ser. B1, 6.1s, 2013	$95,000	$22,642
Yankee Candle Co., Inc. bank term
loan FRN 3.404s, 2014	11,000	5,511
		389,050

Consumer staples (—%)
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 6.126s, 2014	17,819	12,099
Spectrum Brands, Inc. bank term
loan FRN 1.751s, 2013	1,149	620
Spectrum Brands, Inc. bank term
loan FRN Ser. B1, 6.571s, 2013	16,679	9,007
Ticketmaster bank term loan FRN
Ser. B, 6.64s, 2014	65,000	44,200
		65,926

Energy (—%)
Quicksilver Resources, Inc. bank
term loan FRN 7 3/4s, 2013	56,109	36,190
		36,190

Financials (—%)
General Growth Properties, Inc.
bank term loan FRN Ser. A, 2.98s,
2010 (R)	20,000	5,786
		5,786

Health care (—%)
Health Management Associates, Inc.
bank term loan FRN 5.512s, 2014	17,014	10,403
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
7.62s, 2014	1,151	816
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. B, 3.431s, 2014	12,408	8,802
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. DD, 3.431s, 2014	4,294	3,046
Sun Healthcare Group, Inc. bank
term loan FRN 3.662s, 2014	3,001	1,996
Sun Healthcare Group, Inc. bank
term loan FRN Ser. B, 4.823s, 2014	18,801	12,503
Sun Healthcare Group, Inc. bank
term loan FRN Ser. DD, 4.955s, 2014	1,779	1,183
		38,749

Technology (0.1%)
First Data Corp. bank term loan
FRN Ser. B1, 3.416s, 2014	17,820	11,398
First Data Corp. bank term loan
FRN Ser. B3, 3.416s, 2014	124,058	79,353
Travelport bank term loan FRN
Ser. B, 6.012s, 2013	7,191	3,052
Travelport bank term loan FRN
Ser. DD, 3.686s, 2013	10,701	4,583
		98,386

SENIOR LOANS (0.8%)* (c) continued

	Principal amount		Value

Transportation (0.1%)
Ceva Group PLC bank term loan FRN
9.458s, 2015 (Netherlands) (F)		$465,000	$172,050
			172,050

Utilities and power (—%)
Energy Future Holdings Corp. bank
term loan FRN Ser. B2, 5.603s, 2014		17,865	12,349
			12,349

Total senior loans (cost $2,595,933)			$1,674,470

COMMODITY LINKED NOTES (0.5%)*

	Principal amount		Value

UBS AG 144A Total Return
Notes zero % (Indexed to the UBS
Bloomberg Constant Maturity
Commodity Index) (United Kingdom)	$1,485,000		$944,586

Total commodity linked notes (cost $1,485,000)			$944,586

INVESTMENT COMPANIES (0.2%)*

		Shares	Value

Harris & Harris Group, Inc. †		9,005	$35,570
iShares MSCI EAFE Index Fund		4,799	215,331
iShares Russell 2000 Growth Index Fund		504	25,633
iShares Russell 2000 Value Index Fund		3,300	162,261

Total investment companies (cost $532,464)			$438,795

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)*

	Principal amount		Value

Brazil (Federal Republic of )
notes zero %, 2012	BRL	853	$364,467

Total foreign government bonds and notes (cost $519,340)			$364,467

MUNICIPAL BONDS AND NOTES (—%)*

		Principal
	Rating**	amount	Value

MI Tobacco Settlement
Fin. Auth. Rev.
Bonds, Ser. A,
7.309s, 6/1/34	Baa3	$45,000	$26,168
Tobacco Settlement
Fin. Auth. of WVA
Rev. Bonds, Ser. A,
7.467s, 6/1/47	Baa3	100,000	57,311

Total municipal bonds and notes (cost $144,995)			$83,479

191

Putnam VT Global Asset Allocation Fund

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

Baoshan Iron &
Steel Co. 144A
(China)	12/23/09	$0.00	37,900	$25,776
Vertis Holdings,
Inc. (F)	10/18/15	0.01	22	—

Total warrants (cost $28,213)				$25,776

PREFERRED STOCKS (—%)*

	Shares	Value

GMAC Preferred Blocker, Inc. 144A
stepped-coupon 9% (7%, 1/17/09) pfd. †† (F)	43	$14,190

Total preferred stocks (cost $15,483)		$14,190

CONVERTIBLE PREFERRED STOCKS (—%)*

	Shares	Value

Lehman Brothers Holdings, Inc.
Ser. P, 7.25% cv. pfd. (In default)	140	$70

Total convertible preferred stocks (cost $131,961)		$70

SHORT-TERM INVESTMENTS (18.6%)*

Principal amount/shares		Value

Federated Prime Obligations Fund	26,434,255	$26,434,255
U.S. Treasury Bill for an
effective yield of 0.62%,
November 19, 2009 #	$8,757,000	8,708,046
U.S. Treasury Cash Management
Bill for an effective yield of 0.88%,
May 15, 2009 #	1,990,000	1,983,485

Total short-term investments (cost $37,125,786)		$37,125,786

Total investments (cost $338,657,922)		$292,227,843

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2008
(as a percentage of Portfolio Value):
United States	86.1%
Japan	2.7
United Kingdom	2.6
France	1.1
Netherlands	0.8
Switzerland	0.8
Canada	0.8
Italy	0.7
Australia	0.5
Germany	0.5
Other	3.4

Total	100.0%

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08
(aggregate face value $33,687,055)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,410,825	$4,578,715	1/21/09	$(167,890)
Brazilian Real	190,906	196,343	1/21/09	(5,437)
British Pound	4,730,376	4,735,362	1/21/09	(4,986)
Canadian Dollar	985,467	1,030,816	1/21/09	(45,349)
Chilean Peso	287,002	276,889	1/21/09	10,113
Danish Krone	320,425	292,845	1/21/09	27,580
Euro	14,722,148	13,638,852	1/21/09	1,083,296
Hungarian Forint	132,630	123,482	1/21/09	9,148
Japanese Yen	3,653,244	3,644,574	1/21/09	8,670
Mexican Peso	168,416	202,006	1/21/09	(33,590)
Norwegian Krone	1,654,019	1,625,026	1/21/09	28,993
Polish Zloty	101,196	100,707	1/21/09	489
Singapore Dollar	561,683	561,241	1/21/09	442
South African Rand	12,115	11,231	1/21/09	884
South Korean Won	96,258	84,975	1/21/09	11,283
Swedish Krona	854,041	830,776	1/21/09	23,265
Swiss Franc	1,578,866	1,405,236	1/21/09	173,630
Taiwan Dollar	324,417	316,651	1/21/09	7,766
Turkish Lira (New)	32,313	31,328	1/21/09	985

Total				$1,129,292

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08
(aggregate face value $50,576,256)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,700,410	$4,877,750	1/21/09	$177,340
Brazilian Real	1,195,719	1,188,821	1/21/09	(6,898)
British Pound	7,094,069	7,147,018	1/21/09	52,949
Canadian Dollar	3,269,708	3,521,230	1/21/09	251,522
Czech Koruna	396,557	375,992	1/21/09	(20,565)
Euro	21,370,083	19,693,984	1/21/09	(1,676,099)
Hong Kong Dollar	105,875	105,893	1/21/09	18
Hungarian Forint	351,144	319,645	1/21/09	(31,499)
Japanese Yen	3,195,244	3,129,307	1/21/09	(65,937)
Mexican Peso	85,528	88,862	1/21/09	3,334
New Zealand Dollar	733,088	803,774	1/21/09	70,686
Norwegian Krone	2,474,049	2,428,017	1/21/09	(46,032)
Polish Zloty	106,645	103,983	1/21/09	(2,662)
Singapore Dollar	1,287,755	1,210,732	1/21/09	(77,023)
South African Rand	407,145	373,641	1/21/09	(33,504)
South Korean Won	195,577	171,855	1/21/09	(23,722)
Swedish Krona	2,483,973	2,409,805	1/21/09	(74,168)
Swiss Franc	2,650,203	2,372,002	1/21/09	(278,201)
Taiwan Dollar	136,748	133,297	1/21/09	(3,451)
Turkish Lira (New)	124,849	120,648	1/21/09	(4,201)

Total				$(1,788,113)

192

Putnam VT Global Asset Allocation Fund

FUTURES CONTRACTS OUTSTANDING at 12/31/08

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Amsterdam
Exchanges index
(Short)	8	$550,208	Jan-09	$(7,736)
Australian
Government
Treasury Bond
10 yr (Long)	1	510,147	Mar-09	1,750
Canadian
Government Bond
10 yr (Long)	31	3,237,137	Mar-09	(110)
DAX Index (Short)	3	506,136	Mar-09	(8,281)
Dow Jones Euro
Stoxx 50 Index (Short)	298	10,191,466	Mar-09	(40,923)
Euro-Bobl 5 yr (Long)	6	973,305	Mar-09	7,307
Euro-Bund 10 yr
(Long)	38	6,622,038	Mar-09	22,622
Euro-CAC 40 Index
(Short)	9	404,657	Jan-09	(6,654)
Euro-Dollar 90 day
(Short)	8	1,977,400	Jun-09	(33,609)
Euro-Dollar 90 day
(Short)	27	6,665,288	Sep-09	(119,224)
Euro-Dollar 90 day
(Short)	43	10,597,888	Dec-09	(193,539)
Euro-Dollar 90 day
(Short)	2	492,350	Mar-10	(10,755)
Hang Seng Index
(Long)	6	557,620	Jan-09	(4,666)
IBEX 35 Index
(Short)	1	127,208	Jan-09	(844)
Japanese
Government Bond
10 yr (Long)	8	12,338,580	Mar-09	68,503
Japanese
Government Bond
10 yr Mini (Long)	5	769,125	Mar-09	(2,003)
New Financial Times
Stock Exchange
100 Index (Long)	103	6,594,447	Mar-09	144,998
New Financial Times
Stock Exchange
100 Index (Short)	42	2,688,998	Mar-09	(81,267)
OMXS 30 Index
(Long)	2	16,829	Jan-09	(38)
OMXS 30 Index
(Short)	87	732,063	Jan-09	4,111
Russell 2000 Mini
(Long)	39	1,925,430	Mar-09	85,579
Russell 2000 Mini
(Short)	60	2,962,200	Mar-09	(144,236)
S&P 500 Index
(Long)	4	900,100	Mar-09	4,935
S&P 500 Index
E-Mini (Long)	405	18,225,000	Mar-09	166,005

FUTURES CONTRACTS OUTSTANDING at 12/31/08 continued

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index
E-Mini (Short)	76	$3,420,000	Mar-09	$(50,603)
S&P Mid Cap 400
Index E-Mini (Long)	60	3,223,200	Mar-09	190,279
S&P Mid Cap 400
Index E-Mini (Short)	6	322,320	Mar-09	(13,227)
S&P/MIB Index (Long)	1	135,556	Mar-09	73
S&P/Toronto Stock
Exchange 60 Index
(Long)	9	800,577	Mar-09	20,148
SGX MSCI Singapore
Index (Short)	10	304,842	Jan-09	(9,934)
SPI 200 Index (Long)	25	1,658,776	Mar-09	87,154
SPI 200 Index (Short)	12	796,212	Mar-09	(41,910)
Tokyo Price Index
(Short)	86	8,159,824	Mar-09	(306,508)
U.K. Gilt 10 yr (Long)	4	720,275	Mar-09	44,384
U.K. Gilt 10 yr (Short)	17	3,061,167	Mar-09	(162,334)
U.S. Treasury Bond
20 yr (Short)	7	966,328	Mar-09	(175)
U.S. Treasury Note
2 yr (Long)	77	16,790,813	Mar-09	115,561
U.S. Treasury Note
2 yr (Short)	42	9,158,625	Mar-09	(104,334)
U.S. Treasury Note
5 yr (Long)	3	357,164	Mar-09	13,374
U.S. Treasury Note
5 yr (Short)	77	9,167,211	Mar-09	(281,165)
U.S. Treasury Note
10 yr (Long)	108	13,581,000	Mar-09	767,555
U.S. Treasury Note
10 yr (Short)	95	11,946,250	Mar-09	49,520

Total				$169,783

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $2,406,330)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.735% versus the three
month USD-LIBOR-BBA
maturing on May 19, 2019.	$6,186,000	May-09/4.735	$11,939
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.735% versus the three
month USD-LIBOR-BBA
maturing on May 19, 2019.	6,186,000	May-09/4.735	1,152,514

193

Putnam VT Global Asset Allocation Fund

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $2,406,330) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.215% versus the three
month USD-LIBOR-BBA
maturing on February 18, 2020.	$7,801,000	Feb-10/5.215	$37,601
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.215% versus the three
month USD-LIBOR-BBA
maturing on February 18, 2020.	7,801,000	Feb-10/5.215	1,655,449
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.08% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	5,475,000	Feb-10/5.08	1,100,639
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.08% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	5,475,000	Feb-10/5.08	31,098
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.22% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	5,475,000	Feb-10/5.22	26,937

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $2,406,330) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.22% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	$5,475,000	Feb-10/5.22	$1,162,562
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	1,966,000	May-12/5.51	404,996
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	1,966,000	May-12/5.51	27,662

Total			$5,611,397

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08
(proceeds receivable $14,207,812)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, January 1, 2039	$1,000,000	1/13/09	$1,014,688
FNMA, 5s, January 1, 2039	4,000,000	1/13/09	4,087,500
FNMA, 5 1/2s, January 1, 2039	9,000,000	1/13/09	9,233,437

Total			$14,335,625

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$4,261,000	$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$108,527

1,000,000	—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(99,276)

1,000,000	—	7/29/18	3 month USD-LIBOR-BBA	4.75%	202,020

2,672,000	—	8/26/18	3 month USD-LIBOR-BBA	4.54375%	494,876

20,731,000	—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	789,649

13,516,000	—	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(4,519,744)

28,048,000	—	9/18/10	3 month USD-LIBOR-BBA	2.86667%	890,619

2,000,000	—	9/19/18	3 month USD-LIBOR-BBA	4.07%	285,664

494,000	1,542	10/1/18	3 month USD-LIBOR-BBA	4.30%	77,143

2,845,000	(11,988)	10/8/38	3 month USD-LIBOR-BBA	4.30%	871,520

5,377,000	2,030	10/20/18	3 month USD-LIBOR-BBA	4.60%	955,545

14,559,000	(13,235)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(350,472)

1,375,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(444,653)

Barclays Bank PLC
36,755,000	—	12/9/10	3 month USD-LIBOR-BBA	2.005%	335,533

5,954,000	—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	139,248

30,613,000	—	12/17/13	2.42875%	3 month USD-LIBOR-BBA	(423,219)

194

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

			Upfront				Unrealized
Swap counterparty /			premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
	$4,000,000		$—	7/21/18	4.80625%	3 month USD-LIBOR-BBA	$(814,597)

MXN	7,010,000	(F)	—	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	22,653

MXN	2,105,000	(F)	—	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	7,014

CAD	710,000		—	8/8/18	4.119%	3 month CAD-BA-CDOR	(89,462)

ZAR	3,740,000	(F)	—	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(29,151)

ZAR	1,870,000	(F)	—	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(15,533)

AUD	800,000	(E)	—	9/11/18	6.1%	6 month AUD-BBR-BBSW	(34,155)

	$18,139,000		—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	1,310,619

	20,724,000		—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(7,314,492)

	13,650,000		—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	447,247

Credit Suisse International
	5,610,000		—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	183,972

	5,149,000		—	9/23/10	3 month USD-LIBOR-BBA	3.32%	213,392

	18,283,000		—	10/9/10	3 month USD-LIBOR-BBA	2.81%	370,789

	7,950,000		7,558	10/31/18	4.35%	3 month USD-LIBOR-BBA	(1,245,289)

	1,952,000		—	11/6/15	3.97005%	3 month USD-LIBOR-BBA	(203,019)

	5,000,000		—	12/5/20	3 month USD-LIBOR-BBA	3.01%	165,065

	6,866,000		—	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(2,830,180)

	11,480,000		122,703	12/10/38	3 month USD-LIBOR-BBA	2.69%	(64,292)

	1,000,000		—	12/11/18	2.9275%	3 month USD-LIBOR-BBA	(31,274)

Deutsche Bank AG
	1,932,000		—	9/23/38	4.75%	3 month USD-LIBOR-BBA	(801,328)

	3,239,000		—	10/17/18	4.585%	3 month USD-LIBOR-BBA	(569,187)

	48,984,000		—	10/24/10	3 month USD-LIBOR-BBA	2.604%	875,782

	195,000		—	11/21/18	3.75%	3 month USD-LIBOR-BBA	(20,581)

	4,345,000		(3,721)	11/21/10	3 month USD-LIBOR-BBA	2.25%	57,786

	40,857,000		—	11/25/13	3 month USD-LIBOR-BBA	2.95409%	1,592,469

	6,539,000		—	11/28/13	3 month USD-LIBOR-BBA	2.8725%	228,820

	16,852,000		—	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(356,758)

	13,783,000		—	12/9/13	3 month USD-LIBOR-BBA	2.5225%	245,408

	7,349,000		—	12/11/18	3 month USD-LIBOR-BBA	2.94%	237,969

	793,000		—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	16,499

	1,871,000		—	12/16/28	3 month USD-LIBOR-BBA	2.845%	6,720

	11,468,000		—	12/17/23	3 month USD-LIBOR-BBA	2.81682%	17,153

	14,041,000		—	12/19/10	3 month USD-LIBOR-BBA	1.53429%	17,576

	1,281,000		—	12/24/13	2.165%	3 month USD-LIBOR-BBA	(2,530)

	5,838,000		—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(8,222)

Goldman Sachs International
	7,947,000		—	4/3/18	3 month USD-LIBOR-BBA	4.19%	1,102,624

	1,094,000		—	4/8/10	3 month USD-LIBOR-BBA	2.64%	13,554

	1,385,000		—	4/23/18	4.43%	3 month USD-LIBOR-BBA	(216,445)

	707,000		—	5/19/18	4.525%	3 month USD-LIBOR-BBA	(119,072)

	2,088,000		—	5/30/28	5.014%	3 month USD-LIBOR-BBA	(694,690)

EUR	3,800,000		—	10/13/13	4.38%	6 month
						EUR-EURIBOR-REUTERS	(224,665)

EUR	4,230,000		—	10/13/18	6 month
					EUR-EURIBOR-REUTERS	4.54%	339,753

EUR	1,010,000		—	10/13/38	4.18%	6 month
						EUR-EURIBOR-REUTERS	(145,353)

195

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

			Upfront				Unrealized
Swap counterparty /			premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International continued
	$2,929,000		$1,380	10/24/10	3 month USD-LIBOR-BBA	2.60%	$53,660

EUR	2,115,000		—	10/27/18	4.32%	6 month
						EUR-EURIBOR-REUTERS	(120,136)

EUR	1,570,000		—	10/27/23	6 month
					EUR-EURIBOR-REUTERS	4.43%	114,060

EUR	7,490,000		—	10/31/10	6 month
					EUR-EURIBOR-REUTERS	3.715%	117,654

	$16,714,000		(103,457)	11/18/18	3 month USD-LIBOR-BBA	4.10%	2,152,529

	18,243,000		(66,472)	11/18/13	3 month USD-LIBOR-BBA	3.45%	1,074,598

	16,937,000		(4,659)	11/18/10	3 month USD-LIBOR-BBA	2.35%	266,136

JPMorgan Chase Bank, N.A.
	17,750,000		—	3/5/18	4.325%	3 month USD-LIBOR-BBA	(2,855,573)

	3,558,000		—	3/7/18	4.45%	3 month USD-LIBOR-BBA	(609,722)

	3,491,000		—	3/12/18	3 month USD-LIBOR-BBA	4.4525%	599,477

	860,000		—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(396,162)

	6,694,000		—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(3,120,992)

	19,113,000		—	3/15/10	3 month USD-LIBOR-BBA	2.5%	381,657

	34,240,000		—	3/22/10	3 month USD-LIBOR-BBA	2.23%	586,151

	16,987,000		—	3/20/13	3 month USD-LIBOR-BBA	3.13%	923,819

	26,144,000		—	3/25/10	3 month USD-LIBOR-BBA	2.325%	492,496

	13,216,000		—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	249,998

	4,245,000		—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	264,591

	6,134,000		—	5/16/18	4.53%	3 month USD-LIBOR-BBA	(1,047,324)

	7,101,000		—	5/23/10	3 month USD-LIBOR-BBA	3.16%	181,324

	4,000,000		—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(415,776)

	2,288,000		—	7/22/10	3 month USD-LIBOR-BBA	3.565%	92,299

MXN	7,010,000	(F)	—	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	23,829

	$18,151,000		—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	738,313

AUD	4,020,000	(E)	—	8/6/18	6 month AUD-BBR-BBSW	6.865%	258,687

ZAR	2,400,000		—	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(18,755)

ZAR	1,200,000		—	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(10,094)

ZAR	2,400,000		—	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(20,122)

	$4,900,000		—	9/22/38	3 month USD-LIBOR-BBA	4.48%	1,760,601

	3,670,000		—	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(1,490,243)

	10,500,000		—	10/9/13	3.5576%	3 month USD-LIBOR-BBA	(673,506)

EUR	2,110,000		—	10/17/13	6 month
					EUR-EURIBOR-REUTERS	4.51%	145,240

EUR	1,190,000		—	10/31/13	6 month
					EUR-EURIBOR-REUTERS	3.967%	42,738

	$14,719,000		44,388	11/4/18	4.45%	3 month USD-LIBOR-BBA	(2,411,480)

	5,127,000		24,346	11/4/13	3.85%	3 month USD-LIBOR-BBA	(387,609)

	4,551,000		—	11/10/18	3 month USD-LIBOR-BBA	4.83%	920,139

	11,500,000		—	11/10/18	4.12%	3 month USD-LIBOR-BBA	(1,595,143)

	1,369,000	(E)	—	11/24/18	3.735%	3 month USD-LIBOR-BBA	(38,154)

	6,158,000		—	12/19/18	5%	3 month USD-LIBOR-BBA	(1,336,268)

Merrill Lynch Capital Services, Inc.
	4,768,000		—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(475,066)

	2,857,000		—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	113,678

196

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

UBS AG
$126,340,000	$—	10/29/10	2.75%	3 month USD-LIBOR-BBA	$(2,638,053)

21,162,000	—	10/29/20	3 month USD-LIBOR-BBA	4.18142%	3,255,473

13,449,000	447,067	11/10/28	4.45%	3 month USD-LIBOR-BBA	(2,945,921)

21,619,000	(549,202)	11/10/18	3 month USD-LIBOR-BBA	4.45%	3,087,451

15,677,000	—	11/24/10	3 month USD-LIBOR-BBA	2.05%	160,497

Total					$(13,593,435)

(E) See Note 1 to the financial statements regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08

						Unrealized
Swap counterparty /			Termination	Fixed payments received (paid)	Total return received by	appreciation/
Notional amount			date	by fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
EUR	6,168,000	(F)	3/26/09	(2.27%)	Eurostat Eurozone HICP
					excluding tobacco	$(50,937)

EUR	3,040,000	(F)	4/30/13	2.375%	French Consumer Price
					Index excluding tobacco	193,394

EUR	3,040,000	(F)	4/30/13	(2.41%)	Eurostat Eurozone HICP
					excluding tobacco	(203,717)

EUR	3,040,000		5/6/13	2.34%	French Consumer Price
					Index excluding tobacco	165,795

EUR	3,040,000	(F)	5/6/13	(2.385%)	Eurostat Eurozone HICP
					excluding tobacco	(200,101)

	$142,822		8/28/09	(3 month USD-LIBOR-BBA	iShares MSCI Emerging
				minus 85 bp)	Markets Index	332,073

	4,570,000	(F)	10/23/10	(1.38%)	USA Non Revised Consumer
					Price Index- Urban (CPI-U)	(187,890)

JPMorgan Chase Bank, N.A.
	147,141		8/19/09	(3 month USD-LIBOR-BBA	iShares MSCI Emerging
				minus 125 bp)	Markets Index	459,707

Total						$508,324

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
BSKYB Finance UK Plc, 5 3/4%, 10/20/17	—	$—	$545,000		2/20/09	(50 bp)	$1,628

Clear Channel Communications,
5 3/4%, 1/15/13	Caa1	—	105,000		9/20/09	635 bp	(19,111)

DJ ABX CMBX BBB Index	—	208	302,000	(F)	10/12/52	(134 bp)	194,738

Financial Security Assurance
Holdings, Ltd, 6.4%, 12/15/66	Baa1	—	20,000		12/20/12	95 bp	(7,160)

Marsh & McLennan Co. Inc.,
5 3/8%, 7/15/14	—	—	95,000		3/20/12	(95 bp)	(924)

MetLife Inc., 5%, 6/15/15	—	—	135,000		12/20/13	(384 bp)	6,204

197

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

							Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A. continued
Nalco Co., 7.75%, 11/15/11	B1	$—		$10,000		9/20/12	350 bp	$(1,043)

Visteon Corp., 7%, 3/10/14	—	(25,234)		95,000		9/20/13	(500 bp)	43,217

Citibank, N.A.
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	15,000		250,000		9/20/09	500 bp	(13,075)

Arrow Electronics Inc., 6 7/8%, 6/1/18	—	—		30,000		3/20/13	(43 bp)	1,870

Conagra Foods Inc., 7%, 10/1/28	—	—		160,000	(F)	9/20/10	(27 bp)	1,117

DJ ABX HE PEN AAA Series 6
Version 1 Index	AA+	35,814		185,671		5/25/46	11 bp	(19,279)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	20,174		121,128		5/25/46	11 bp	(15,811)

FirstEnergy Corp., 7 3/8%, 11/15/31	—	—		430,000		12/20/11	(85 bp)	4,654

Lighthouse International Co., SA,
8%, 4/30/14	B2	—	EUR	190,000		3/20/13	815 bp	(40,589)

Marsh & McLennan Co. Inc., 5 3/8%,
7/15/14	—	—		$60,000		9/20/14	(105 bp)	(908)

Rexam PLC, 4 3/8%, 3/15/13	—	—		125,000		6/20/13	(145 bp)	18,690

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		75,000		6/20/13	585 bp	(20,317)

Sara Lee Corp., 6 1/8%, 11/1/32	—	—		50,000		9/20/11	(43 bp)	373

Yum! Brands, Inc., 8 7/8%, 4/15/11	—	—		50,000		3/20/13	(65 bp)	1,823

Credit Suisse International
DJ ABX HE AAA Series 7 Version 2 Index	BB+	24,420		44,000		1/25/38	76 bp	(2,414)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	61,303		309,451		5/25/46	11 bp	(29,979)

DJ CDX NA HY Series 10	B+	31,875		300,000		6/20/13	500 bp	(15,207)

DJ CDX NA HY Series 10	—	(75,438)		710,000		6/20/13	(500 bp)	35,991

DJ CDX NA HY Series 10
Version 1 Index	B+	94,006		845,000		6/20/13	500 bp	(38,609)

DJ CMB NA CMBX AAA Index	AAA	185,087		1,112,000		12/13/49	8 bp	(148,173)

DJ CMB NA CMBX AAA Index	AAA	431,040		2,751,500		2/17/51	35 bp	(399,989)

DJ CMB NA CMBX AAA Index	—	(28,263)		340,000		12/13/49	(8 bp)	73,633

DJ CMB NA CMBX AAA Index	—	(49,287)		656,000		2/17/51	(35 bp)	148,843

DJ CMB NA CMBX AAA Index	—	(28,954)		254,000		2/17/51	(35 bp)	47,761

DJ CMB NA CMBX AJ Index	—	(120,890)		376,000		2/17/51	(96 bp)	112,404

KB Home, 5 3/4%, 2/1/14	—	—		235,000		9/20/11	(425 bp)	12,840

Liberty Mutual Insurance, 7 7/8%,
10/15/26	—	—		70,000		12/20/13	(210 bp)	1,231

Deutsche Bank AG
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	3,575		55,000		9/20/09	500 bp	(2,602)

DJ ABX CMBX AAA Index	AAA	9,043		150,000	(F)	2/17/51	35 bp	(36,074)

DJ ABX HE A Series 7 Version 2 Index	CCC	178,360		196,000		1/25/38	369 bp	(9,679)

DJ ABX HE AAA Series 6 Version 1 Index	AAA	11,937		112,296		7/25/45	18 bp	(10,516)

DJ CDX NA HY Series 11 Version 1 Index	B+	2,948,075		12,545,000		12/20/13	500 bp	440,692

DJ CDX NA IG Series 11 Version 1 Index	A-	41,465		1,970,000		12/20/13	150 bp	(1,304)

DJ iTraxx Europe Series 8 Version 1	—	(22,062)	EUR	230,000		12/20/12	(375 bp)	42,626

DJ iTraxx Europe Series 9 Version 1	—	44,402	EUR	650,000		6/20/13	(650 bp)	153,816

Grohe Holding Gmbh, 8 5/8%, 10/1/14	B3	—	EUR	45,000		6/20/09	400 bp	(5,647)

Grohe Holding Gmbh, 8 5/8%, 10/1/14	B3	—	EUR	160,000		6/20/09	400 bp	(20,080)

iStar Financial, Inc., 6%, 12/15/10	Ba3	5,063		$75,000		3/20/09	500 bp	(11,769)

198

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Deutsche Bank AG continued
Korea Monetary STAB Bond, 5%, 2/14/09	A2	$—		$620,000	2/23/09	105 bp	$(273)

Korea Monetary STAB Bond, 5.15%,
2/12/10	A2	—		620,000	2/19/10	115 bp	(13,288)

Nalco Co., 7.75%, 11/15/11	B1	—		10,000	12/20/12	363 bp	(1,042)

Nortel Networks Ltd, 6 7/8%, 9/1/23	Caa2	7,200		90,000	12/20/09	500 bp	(49,030)

Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—		135,000	12/20/13	112 bp	(15,626)

Prudential Financial Inc., 4 1/2%, 7/15/13	—	—		30,000	12/20/13	(388 bp)	3,072

Smurfit Kappa Funding, 10 1/8%, 10/1/12	B2	—	EUR	85,000	6/20/09	135 bp	(4,068)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	90,000	9/20/13	715 bp	(21,981)

Sungard Data Systems, Inc., 9 1/8%,
8/15/13	B3	—		$12,000	12/20/13	585 bp	(1,021)

Universal Corp., 5.2%, 10/15/13	—	—		115,000	3/20/15	(95 bp)	1,260

Virgin Media Finance PLC, 8 3/4%,
4/15/14	B2	—	EUR	125,000	9/20/13	477 bp	(23,167)

Virgin Media Finance PLC, 8 3/4%,
4/15/14	B2	—	EUR	125,000	9/20/13	535 bp	(19,965)

Goldman Sachs International
CSC Holdings, Inc., 7 5/8%, 7/15/18	B1	—		$65,000	9/20/13	495 bp	(5,355)

CVS Caremark Corp., 4 7/8%, 9/15/14	—	—		85,000	9/20/13	(59 bp)	1,824

CVS Caremark Corp., 4 7/8%, 9/15/14	—	—		105,000	9/20/11	(50 bp)	1,217

DJ ABX HE A Index	CCC	65,670		98,000	1/25/38	369 bp	(28,350)

DJ ABX HE AAA Index	BB+	23,032		98,000	1/25/38	76 bp	(36,736)

DJ CDX NA CMBX AAA Index	AAA	4,023		110,000	3/15/49	7 bp	(18,107)

DJ CDX NA HY Series 11
Version 1 Index	B+	383,250		1,400,000	12/20/13	500 bp	103,430

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		3,580,000	12/20/10	429 bp	(228,935)

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		198,000	12/20/10	108.65 bp	(24,895)

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		1,240,000	12/20/10	249 bp	(123,100)

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		430,000	12/20/10	305 bp	(38,149)

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		4,150,000	12/20/10	435 bp	(260,668)

DJ CDX NA IG Series 11 Index	—	(230,520)		9,100,000	12/20/18	(140 bp)	(175,819)

DJ CDX NA IG Series 11 Version 1 Index	—	(484,063)		8,018,000	12/20/18	(140 bp)	(435,866)

DJ CDX NA IG Series 11 Version 1 Index	—	(319,574)		5,810,000	12/20/18	(140 bp)	(284,649)

Lighthouse International Co, SA,
8%, 4/30/14	B2	—	EUR	110,000	3/20/13	680 bp	(29,318)

Macy’s Retail Holdings, Inc., 7.45%,
7/15/17	—	—		$665,000	6/20/11	(254.9 bp)	75,286

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	80,000	9/20/13	720 bp	(19,382)

Southern California Edison Co.,
7 5/8%, 1/15/10	A3	—		$90,000	12/20/13	118.1 bp	(9,444)

Wind Acquisition Finance SA,
9 3/4%, 12/1/15	B2	—	EUR	110,000	3/20/13	597 bp	1,383

JPMorgan Chase Bank, N.A.
Codere Finance (Luxembourg) S.A.,
8.25%, 6/15/15	B+	—	EUR	110,000	3/20/13	795 bp	(26,667)

Computer Science Corp., 5%, 2/15/13	—	—		$435,000	3/20/18	(82 bp)	6,065

199

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	$39,409		$198,933	5/25/46	11 bp	$(19,272)

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		2,370,000	12/20/10	388.75 bp	(169,574)

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		203,000	12/20/10	105.5 bp	(25,385)

DJ CMB NA CMBX AAA Index	AAA	40,454		339,000	2/17/51	35 bp	(61,130)

DJ CMB NA CMBX AAA Index	AAA	131,926		1,054,000	12/13/49	8 bp	(181,059)

DJ CMB NA CMBX AAA Index	AAA	36,690		336,000	2/17/51	35 bp	(63,994)

DJ CMB NA CMBX AAA Index	—	(217,357)		2,550,000	2/17/51	(35 bp)	546,769

DJ iTraxx Europe Crossover Series 8
Version 1	—	(58,792)	EUR	440,000	12/20/12	(375 bp)	64,953

Domtar Corp., 7 1/8%, 8/15/15	—	—		$20,000	12/20/11	(500 bp)	1,287

GATX Corp., 8.875%, 6/1/09	—	—		25,000	3/20/16	(100 bp)	3,708

General Growth Properties,
conv. bond 3.98%, 4/15/27	CC-	—		165,000	6/20/12	750 bp	(120,720)

General Growth Properties,
conv. bond 3.98%, 4/15/27	CC-	—		25,000	6/20/12	750 bp	(18,291)

General Growth Properties,
conv. bond 3.98%, 4/15/27	CC-	—		25,000	9/20/13	775 bp	(18,572)

Glencore Funding LLC, 6%, 4/15/14	—	—		480,000	6/20/14	(148 bp)	214,943

iStar Financial, Inc., 6%, 12/15/10	Ba3	4,900		70,000	3/20/09	500 bp	(10,809)

Jefferson Smurfit Corp., 7.5%, 6/1/13	Caa1	—		5,000	3/20/13	685 bp	(3,151)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		60,000	6/20/13	595 bp	(16,098)

TDC AS, 6 1/2%, 4/19/12	—	—	EUR	135,000	9/20/13	(200 bp)	4,453

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—		$145,000	12/20/13	113 bp	(16,722)

Merrill Lynch International
Kinder Morgan, Inc., 6 1/2%, 9/1/12	—	—		25,000	9/20/12	(128 bp)	2,006

Morgan Stanley Capital Services, Inc.
Bundesrepublik Deutschland,
6%, 6/20/16	Aaa	—		534,000	6/20/18	8 bp	(19,463)

DJ ABX CMBX AAA Index	AAA	102,141		1,435,000	3/15/49	7 bp	(187,467)

DJ CDX NA IG Series 11 Index	—	(17,666)		690,000	12/20/18	(140 bp)	(13,518)

DJ CMB NA CMBX AAA Index	—	(157,786)		1,750,000	2/17/51	(35 bp)	368,619

DJ CMB NA CMBX AAA Index	AAA	60,066		553,500	2/17/51	35 bp	(106,428)

DJ CMB NA CMBX AAA Index	AAA	55,641		455,000	2/17/51	35 bp	(81,224)

Nalco Co., 7.75%, 11/15/11	B1	—		10,000	9/20/12	330 bp	(1,105)

Nalco Co., 7.75%, 11/15/11	B1	—		15,000	3/20/13	460 bp	(1,293)

Republic of Austria, 5 1/4%, 1/4/11	—	—		534,000	6/20/18	(17 bp)	52,985

Universal Corp., 5.2%, 10/15/13	—	—		345,000	3/20/13	(89 bp)	1,724

UBS, AG
Meritage Homes Corp., 7%, 5/1/14	—	—		30,000	9/20/13	(760 bp)	2,962

Total							$(1,098,338)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at December 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

See page 295 for Notes to the Portfolios.
200

Putnam VT Global Equity Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (94.2%)*

	Shares	Value

Aerospace and defense (4.8%)
L-3 Communications Holdings, Inc.	73,400	$5,415,452
Lockheed Martin Corp.	69,900	5,877,192
		11,292,644

Automotive (2.0%)
Suzuki Motor Corp. (Japan)	351,400	4,847,483
		4,847,483

Banking (7.9%)
Alpha Bank AE (Greece)	103,341	974,701
Banco Santander Central Hispano SA
(Spain)	247,171	2,395,519
Bank of America Corp.	135,800	1,912,064
Bank of China Ltd. (China)	6,662,000	1,837,124
DBS Group Holdings, Ltd.
(Singapore)	541,000	3,221,082
DBS Group Holdings, Ltd.
(Rights) (Singapore) (F) †	270,500	565,308
Hudson City Bancorp, Inc.	304,300	4,856,628
Royal Bank of Scotland Group PLC
(United Kingdom)	3,730,516	2,735,561
		18,497,987

Basic materials (0.4%)
Antofagasta PLC (United Kingdom)	136,439	854,842
		854,842

Beverage (0.3%)
PepsiCo, Inc.	11,700	640,809
		640,809

Biotechnology (1.0%)
Amgen, Inc. †	40,900	2,361,975
		2,361,975

Chemicals (0.3%)
Terra Industries, Inc.	40,317	672,084
		672,084

Communications equipment (1.0%)
Nokia OYJ (Finland)	151,854	2,364,091
		2,364,091

Conglomerates (0.5%)
Vivendi SA (France)	35,336	1,155,300
		1,155,300

Consumer goods (2.3%)
Colgate-Palmolive Co.	36,300	2,488,002
Reckitt Benckiser PLC
(United Kingdom)	75,300	2,845,548
		5,333,550

Distribution (1.0%)
Mitsubishi Corp. (Japan)	157,800	2,210,389
		2,210,389

COMMON STOCKS (94.2%)* continued

	Shares	Value

Electric utilities (2.8%)
CenterPoint Energy, Inc.	217,800	$2,748,636
E.On AG (Germany)	85,884	3,487,523
Eletropaulo Metropolitana
Eletricidade de Sao Paulo SA
Class B (Preference) (Brazil)	23,352	257,447
		6,493,606

Energy (oil field) (1.4%)
ENSCO International, Inc.	111,300	3,159,807
		3,159,807

Entertainment (1.7%)
Panasonic Corp. (Japan)	321,000	4,013,393
		4,013,393

Food (0.2%)
Chaoda Modern Agriculture
(Hong Kong)	619,840	399,036
		399,036

Forest products and packaging (0.1%)
Sino-Forest Corp. (Canada) †	25,611	208,238
		208,238

Gaming and lottery (1.8%)
Greek Organization of Football
Prognostics (OPAP) SA (Greece)	146,798	4,240,916
		4,240,916

Health-care services (4.8%)
Express Scripts, Inc. †	91,600	5,036,168
Mediceo Paltac Holdings Co., Ltd.
(Japan)	121,700	1,463,409
Quest Diagnostics, Inc.	49,753	2,582,678
Suzuken Co., Ltd. (Japan)	65,300	1,963,256
		11,045,511

Insurance (6.8%)
Allianz SE (Germany)	23,300	2,509,632
AXA SA (France)	117,000	2,619,459
Swiss Re (Switzerland)	78,642	3,794,331
UnumProvident Corp.	48,100	894,660
Zurich Financial Services AG
(Switzerland)	27,296	5,884,654
		15,702,736

Investment banking/Brokerage (1.7%)
Credit Suisse Group (Switzerland)	75,803	2,063,453
Goldman Sachs Group, Inc. (The)	13,800	1,164,582
Man Group PLC (United Kingdom)	236,788	829,036
		4,057,071

Machinery (0.3%)
AGCO Corp. †	26,100	615,699
		615,699

201

Putnam VT Global Equity Fund

COMMON STOCKS (94.2%)* continued

	Shares	Value

Manufacturing (0.9%)
Invensys PLC (United Kingdom) †	773,365	$1,976,392
		1,976,392

Metals (1.7%)
Grupo Mexico SAB de CV SA Ser. B
(Mexico)	916,354	593,131
Salzgitter AG (Germany)	18,161	1,440,450
Tokyo Steel Manufacturing Co.,
Ltd. (Japan)	48,900	511,493
Vallourec SA (France)	11,820	1,350,012
		3,895,086

Office equipment and supplies (2.4%)
Canon, Inc. (Japan)	175,200	5,487,691
		5,487,691

Oil and gas (12.4%)
Addax Petroleum Corp. (Switzerland)	111,117	1,930,519
Caltex Australia, Ltd. (Australia)	304,215	1,559,449
EnCana Corp. (Canada)	30,700	1,440,540
Exxon Mobil Corp.	115,800	9,244,314
Inpex Holdings, Inc. (Japan)	209	1,647,580
Royal Dutch Shell PLC Class A
(Netherlands)	279,384	7,312,352
StatoilHydro ASA (Norway)	272,600	4,520,916
Valero Energy Corp.	52,200	1,129,608
		28,785,278

Pharmaceuticals (11.0%)
Astellas Pharma, Inc. (Japan)	25,400	1,031,286
AstraZeneca PLC (United Kingdom)	57,274	2,353,995
Biovail Corp. (Canada)	150,100	1,426,933
Eli Lilly & Co.	168,700	6,793,549
Johnson & Johnson	53,800	3,218,854
Pfizer, Inc.	410,400	7,268,184
Roche Holding AG (Switzerland)	22,918	3,503,657
		25,596,458

Regional Bells (3.6%)
Verizon Communications, Inc.	244,000	8,271,600
		8,271,600

Retail (3.2%)
Hennes & Mauritz AB Class B
(Sweden)	95,250	3,758,231
RadioShack Corp.	312,352	3,729,483
		7,487,714

Shipping (0.7%)
D/S Norden (Denmark)	47,650	1,688,509
		1,688,509

COMMON STOCKS (94.2%)* continued

	Shares	Value

Software (5.3%)
Adobe Systems, Inc. †	207,130	$4,409,798
Microsoft Corp.	358,800	6,975,072
Oracle Corp. †	51,300	909,549
		12,294,419

Technology services (0.4%)
Sohu.com, Inc. (China) †	21,166	1,001,998
		1,001,998

Telecommunications (3.9%)
Embarq Corp.	83,067	2,987,089
Nippon Telegraph & Telephone
(NTT) Corp. (Japan)	1,134	6,081,264
		9,068,353

Tobacco (5.5%)
Altria Group, Inc.	112,200	1,689,732
Lorillard, Inc.	92,020	5,185,327
Philip Morris International, Inc.	138,000	6,004,385
		12,879,444

Trucks and parts (0.1%)
Toyota Boshoku Corp. (Japan)	14,800	120,344
		120,344

Total common stocks (cost $303,666,742)		$218,720,453

INVESTMENT COMPANIES (3.9%)*

	Shares	Value

iShares MSCI EAFE Index Fund	102,870	$4,615,777
S&P 500 Index Depository Receipts
(SPDR Trust Series 1)	49,186	4,442,971

Total investment companies (cost $8,793,285)		$9,058,748

SHORT-TERM INVESTMENTS (1.2%)*

Principal amount/shares		Value

Federated Prime Obligations Fund	2,796,925	$2,796,925
U.S. Treasury Cash Management
Bills for effective yields
ranging from 0.48% to 0.88%,
May 15, 2009	$75,000	74,754

Total short-term investments (cost $2,871,709)		$2,871,679

Total investments (cost $315,331,736)		$230,650,880

202

Putnam VT Global Equity Fund

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2008
(as a percentage of Portfolio Value):
United States	52.1%
Japan	12.7
Switzerland	7.4
United Kingdom	5.0
Germany	3.2
Netherlands	3.2
Greece	2.3
France	2.2
Norway	2.0
Singapore	1.6
Sweden	1.6
Canada	1.3
China	1.2
Spain	1.0
Finland	1.0
Denmark	0.7
Australia	0.7
Other	0.8

Total	100.0%

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08
(aggregate face value $52,244,710)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$13,941,803	$14,831,256	1/21/09	$(889,453)
British Pound	7,154,161	7,216,763	1/21/09	(62,602)
Canadian Dollar	4,417,677	4,681,321	1/21/09	(263,644)
Euro	18,217,086	16,828,897	1/21/09	1,388,189
Japanese Yen	153,642	159,715	1/21/09	(6,073)
Norwegian Krone	3,560,207	3,480,753	1/21/09	79,454
Swedish Krona	1,686,661	1,637,986	1/21/09	48,675
Swiss Franc	3,786,311	3,408,019	1/21/09	378,292

Total				$672,838

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08
(aggregate face value $40,801,963)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,357,103	$7,407,379	1/21/09	$50,276
British Pound	4,625,425	4,660,119	1/21/09	34,694
Canadian Dollar	727,590	786,726	1/21/09	59,136
Euro	4,976,589	4,781,555	1/21/09	(195,034)
Japanese Yen	2,382,299	2,332,747	1/21/09	(49,552)
Norwegian Krone	7,508,467	7,376,701	1/21/09	(131,766)
Swedish Krona	3,561,038	3,445,370	1/21/09	(115,668)
Swiss Franc	11,217,445	10,011,366	1/21/09	(1,206,079)

Total				$(1,553,993)

See page 295 for Notes to the Portfolios.

203

Putnam VT Global Health Care Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (90.5%)*

	Shares	Value

Biotechnology (18.9%)
Amgen, Inc. †	156,500	$9,037,875
Amylin Pharmaceuticals, Inc. †	31,200	338,520
Arqule, Inc. †	57,600	243,072
Basilea Pharmaceutical AG
(Switzerland) †	1,000	140,132
Basilea Pharmaceutical AG 144A
(Switzerland)	5,000	700,662
Celgene Corp. †	8,283	457,884
Genentech, Inc. †	97,600	8,092,016
Genzyme Corp. †	61,600	4,088,392
Idenix Pharmaceuticals, Inc. †	73,700	426,723
InterMune, Inc. †	40,500	428,490
Life Technologies Corp. †	40,900	953,379
		24,907,145

Health-care services (17.5%)
Aetna, Inc.	24,800	706,800
AMERIGROUP Corp. †	36,700	1,083,384
AmerisourceBergen Corp.	66,300	2,364,258
Cardinal Health, Inc.	89,400	3,081,618
Centene Corp. †	41,049	809,076
CIGNA Corp.	78,100	1,315,985
Coventry Health Care, Inc. †	46,950	698,616
Health Management Associates, Inc.
Class A †	376,200	673,398
Henry Schein, Inc. †	22,100	810,849
Laboratory Corp. of America Holdings †	6,000	386,460
LifePoint Hospitals, Inc. †	60,700	1,386,388
McKesson Corp.	53,400	2,068,182
Omnicare, Inc.	54,900	1,524,024
Quest Diagnostics, Inc.	48,100	2,496,871
UnitedHealth Group, Inc.	29,400	782,040
Universal Health Services, Inc. Class B	13,100	492,167
WellPoint, Inc. †	57,800	2,435,114
		23,115,230

Medical technology (23.8%)
Baxter International, Inc.	69,900	3,745,941
Becton, Dickinson and Co.	47,500	3,248,525
Boston Scientific Corp. †	576,600	4,462,884
Covidien, Ltd.	75,100	2,721,624
Edwards Lifesciences Corp. †	10,365	569,557
Hologic, Inc. †	67,100	876,997
Hospira, Inc. †	127,300	3,414,186
Medtronic, Inc.	187,700	5,897,534
Mettler-Toledo International, Inc. †	8,700	586,380
Patterson Cos., Inc. †	45,500	853,125
Sirona Dental Systems, Inc. †	20,200	212,100
St. Jude Medical, Inc. †	76,200	2,511,552
Stryker Corp.	7,900	315,605
Synthes, Inc. (Switzerland)	7	879
Waters Corp. †	6,400	234,560

COMMON STOCKS (90.5%)* continued

	Shares	Value

Medical technology continued
West Pharmaceutical Services, Inc.	21,400	$808,278
Zimmer Holdings, Inc. †	24,700	998,374
		31,458,101

Pharmaceuticals (29.2%)
Abbott Laboratories	96,800	5,166,216
Cephalon, Inc. †	26,000	2,003,040
Jazz Pharmaceuticals, Inc. †	38,300	73,919
Johnson & Johnson	90,300	5,402,649
Merck & Co., Inc.	19,400	589,760
Novartis AG (Switzerland)	99,035	4,928,067
Pfizer, Inc.	311,200	5,511,352
Roche Holding AG (Switzerland)	42,413	6,484,014
Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	94,406	4,018,863
Wyeth	119,000	4,463,690
		38,641,570

Retail (1.1%)
CVS Caremark Corp.	49,200	1,414,008
		1,414,008

Total common stocks (cost $126,437,583)		$119,536,054

CONVERTIBLE PREFERRED STOCKS (2.1%)*

	Shares	Value

Mylan, Inc. 6.50% cv. pfd.	4,240	$2,743,153

Total convertible preferred stocks (cost $2,498,035)		$2,743,153

SHORT-TERM INVESTMENTS (8.6%)*

	Shares	Value

Federated Prime Obligations Fund	11,417,228	$11,417,228

Total short-term investments (cost $11,417,228)		$11,417,228

Total investments (cost $140,352,846)		$133,696,435

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08
(aggregate face value $875,346)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$521,664	$478,204	1/21/09	$43,460
Swiss Franc	446,118	397,142	1/21/09	48,976

Total				$92,436

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08
(aggregate face value $15,467,333)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$4,489,238	$4,346,024	1/21/09	$(143,214)
Swiss Franc	12,496,442	11,121,309	1/21/09	(1,375,133)

Total				$(1,518,347)

See page 295 for Notes to the Portfolios.

204

Putnam VT Global Utilities Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (97.3%)*

	Shares	Value

Electric utilities (77.2%)
Alliant Energy Corp.	53,858	$1,571,576
CenterPoint Energy, Inc.	21,068	265,878
Chubu Electric Power, Inc. (Japan)	69,200	2,098,540
CLP Holdings, Ltd. (Hong Kong)	304,000	2,067,022
CMS Energy Corp.	506,767	5,123,414
Dominion Resources, Inc.	112,313	4,025,298
Duke Energy Corp.	321,826	4,830,608
E.On AG (Germany)	354,297	14,387,066
Edison International	127,456	4,093,887
Electric Power Development Co.
(Japan)	105,000	4,115,257
Electricite de France (France)	116,449	6,796,609
Enel SpA (Italy)	136,754	862,702
Entergy Corp.	114,614	9,527,862
Exelon Corp.	237,315	13,197,087
FirstEnergy Corp.	140,835	6,841,764
FPL Group, Inc.	103,887	5,228,633
Great Plains Energy, Inc.	77,300	1,494,209
Hong Kong Electric Holdings, Ltd.
(Hong Kong)	381,000	2,143,334
Iberdrola SA (Spain)	935,017	8,718,357
ITC Holdings Corp.	43,000	1,878,240
Kyushu Electric Power Co., Inc.
(Japan)	109,300	2,900,819
National Grid PLC (United Kingdom)	509,218	5,104,709
Northeast Utilities	77,425	1,862,846
NV Energy, Inc.	495,558	4,901,069
PG&E Corp.	239,879	9,285,716
PNM Resources, Inc.	153,321	1,545,476
Progress Energy, Inc.	12,834	511,435
Public Power Corp. SA (Greece)	231,042	3,725,404
Public Service Enterprise
Group, Inc.	190,223	5,548,805
Red Electrica Corp. SA (Spain)	24,584	1,250,729
RWE AG (Germany)	106,152	9,582,874
Scottish and Southern Energy PLC
(United Kingdom)	236,028	4,215,626
Southern Co. (The)	44,997	1,664,889
Tenaga Nasional Berhad (Malaysia)	274,100	499,673
Terna SPA (Italy)	314,561	1,035,406
Tohoku Electric Power Co., Inc.
(Japan)	35,100	947,939
Tokyo Electric Power Co. (Japan)	124,600	4,151,138
Wisconsin Energy Corp.	64,069	2,689,617
		160,691,513

Energy (other) (0.1%)
Comverge, Inc. †	55,300	270,970
		270,970

COMMON STOCKS (97.3%)* continued

	Shares	Value

Natural gas utilities (14.2%)
Centrica PLC (United Kingdom)	1,620,796	$6,317,668
Gaz de France SA (France)	240,634	11,968,045
Osaka Gas Co., Ltd. (Japan)	541,000	2,493,261
Questar Corp.	2,437	79,666
Sempra Energy	103,900	4,429,257
Tokyo Gas Co., Ltd. (Japan)	829,000	4,191,689
		29,479,586

Power producers (3.4%)
AES Corp. (The) †	364,607	3,004,362
Cheung Kong Infrastructure
Holdings, Ltd. (Hong Kong)	464,000	1,750,792
NRG Energy, Inc. †	99,043	2,310,673
		7,065,827

Telecommunications (0.7%)
Nippon Telegraph & Telephone
(NTT) Corp. (Japan)	257	1,378,205
		1,378,205

Transportation services (1.0%)
Asciano Group (Australia)	328,088	355,008
Macquarie Airports (Australia)	526,842	901,694
Macquarie Infrastructure Group
(Australia)	726,699	885,726
		2,142,428

Utilities and power (0.3%)
Babcock & Brown Wind Partners
(Australia)	966,844	624,929
		624,929

Water Utilities (0.4%)
Severn Trent PLC (United Kingdom)	43,358	761,569
		761,569

Total common stocks (cost $174,637,226)		$202,415,027

SHORT-TERM INVESTMENTS (1.4%)*

	Shares	Value

Federated Prime Obligations Fund	2,921,170	$2,921,170

Total short-term investments (cost $2,921,170)		$2,921,170

Total investments (cost $177,558,396)		$205,336,197

205

Putnam VT Global Utililties Fund

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2008
(as a percentage of Portfolio Value):
United States	48.3%
Germany	11.7
Japan	10.8
France	9.1
United Kingdom	8.0
Spain	4.9
Hong Kong	2.9
Greece	1.8
Australia	1.3
Italy	0.9
Other	0.3

Total	100.0%

See page 295 for Notes to the Portfolios.

206

Putnam VT Growth and Income Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (97.9%)*

	Shares	Value

Advertising and marketing services (0.3%)
Omnicom Group, Inc.	173,000	$4,657,160
		4,657,160

Aerospace and defense (3.1%)
Boeing Co. (The)	181,000	7,723,270
L-3 Communications Holdings, Inc.	74,000	5,459,720
Lockheed Martin Corp.	151,000	12,696,080
Northrop Grumman Corp.	172,000	7,746,880
United Technologies Corp.	187,000	10,023,200
		43,649,150

Automotive (0.1%)
Harley-Davidson, Inc.	74,000	1,255,780
		1,255,780

Banking (5.7%)
Bank of America Corp.	1,585,127	22,318,588
Bank of New York Mellon Corp. (The)	204,000	5,779,320
BB&T Corp.	52,000	1,427,920
PNC Financial Services Group	108,800	5,331,200
U.S. Bancorp	748,900	18,729,989
Wells Fargo & Co.	864,400	25,482,512
		79,069,529

Beverage (1.3%)
Coca-Cola Co. (The)	126,000	5,704,020
Molson Coors Brewing Co. Class B	238,000	11,642,960
		17,346,980

Biotechnology (1.6%)
Amgen, Inc. †	383,000	22,118,250
		22,118,250

Building materials (0.3%)
Masco Corp.	406,200	4,521,006
		4,521,006

Cable television (0.3%)
Comcast Corp. Class A	219,000	3,696,720
		3,696,720

Chemicals (1.3%)
Celanese Corp. Ser. A	287,000	3,567,410
E.I. du Pont de Nemours & Co.	575,000	14,547,500
		18,114,910

Commercial and consumer services (0.2%)
Service Corporation International	446,100	2,217,117
		2,217,117

Communications equipment (0.9%)
Cisco Systems, Inc. †	230,200	3,752,260
Nokia OYJ ADR (Finland)	448,000	6,988,800
Qualcomm, Inc.	38,000	1,361,540
		12,102,600

COMMON STOCKS (97.9%)* continued

	Shares	Value

Computers (2.4%)
Apple, Inc. †	62,000	$5,291,700
EMC Corp. †	600,000	6,282,000
Hewlett-Packard Co.	336,210	12,201,061
IBM Corp.	117,200	9,863,552
		33,638,313

Conglomerates (4.0%)
3M Co.	63,315	3,643,145
General Electric Co.	2,116,670	34,290,054
Honeywell International, Inc.	255,000	8,371,650
Textron, Inc.	277,538	3,849,452
Tyco International, Ltd. (Bermuda)	246,575	5,326,020
		55,480,321

Consumer finance (1.2%)
American Express Co.	167,000	3,097,850
Capital One Financial Corp.	432,000	13,776,480
		16,874,330

Consumer goods (4.9%)
Clorox Co.	229,409	12,745,964
Colgate-Palmolive Co.	123,000	8,430,420
Energizer Holdings, Inc. †	87,000	4,710,180
Kimberly-Clark Corp.	69,000	3,639,060
Newell Rubbermaid, Inc.	373,000	3,647,940
Procter & Gamble Co. (The)	556,000	34,371,920
		67,545,484

Electric utilities (5.7%)
Edison International	566,000	18,179,920
Entergy Corp.	157,800	13,117,914
Exelon Corp.	220,327	12,252,384
FirstEnergy Corp.	174,000	8,452,920
Great Plains Energy, Inc.	72,000	1,391,760
NV Energy, Inc.	372,300	3,682,047
PG&E Corp.	484,200	18,743,382
Wisconsin Energy Corp.	62,000	2,602,760
		78,423,087

Electrical equipment (0.6%)
Emerson Electric Co.	216,000	7,907,760
		7,907,760

Electronics (0.8%)
Intel Corp.	647,000	9,485,020
Texas Instruments, Inc.	119,000	1,846,880
		11,331,900

Energy (oil field) (0.4%)
Global Industries, Ltd. †	492,000	1,717,080
National-Oilwell Varco, Inc. †	65,000	1,588,600
Transocean, Ltd. †	56,000	2,646,000
		5,951,680

207

Putnam VT Growth and Income Fund

COMMON STOCKS (97.9%)* continued

	Shares	Value

Financial (4.1%)
Citigroup, Inc.	2,230,799	$14,968,661
JPMorgan Chase & Co.	1,288,058	40,612,469
SLM Corp. †	205,000	1,824,500
		57,405,630

Food (1.3%)
Kraft Foods, Inc. Class A	664,113	17,831,434
		17,831,434

Health-care services (2.7%)
AmerisourceBergen Corp.	301,000	10,733,660
Cardinal Health, Inc.	182,568	6,293,119
Health Management Associates, Inc.
Class A †	1,858,525	3,326,760
McKesson Corp.	76,000	2,943,480
Quest Diagnostics, Inc.	180,000	9,343,800
WellPoint, Inc. †	98,000	4,128,740
		36,769,559

Homebuilding (0.7%)
Centex Corp.	139,000	1,478,960
D.R. Horton, Inc.	233,000	1,647,310
Lennar Corp.	382,800	3,318,876
Toll Brothers, Inc. †	169,000	3,621,670
		10,066,816

Insurance (5.8%)
ACE, Ltd. (Switzerland)	369,500	19,553,940
Allstate Corp. (The)	362,000	11,859,120
Berkshire Hathaway, Inc. Class B †	4,016	12,907,424
Chubb Corp. (The)	143,717	7,329,567
Everest Re Group, Ltd. (Bermuda)	160,900	12,250,926
Fidelity National Title
Group, Inc. Class A	90,000	1,597,500
Genworth Financial, Inc. Class A	1,561,018	4,417,681
Loews Corp.	403,000	11,384,750
		81,300,908

Investment banking/Brokerage (2.2%)
Goldman Sachs Group, Inc. (The)	277,369	23,407,170
Merrill Lynch & Co., Inc.	150,000	1,746,000
Morgan Stanley	217,064	3,481,707
State Street Corp.	37,000	1,455,210
		30,090,087

Leisure (0.1%)
Brunswick Corp.	329,797	1,388,445
		1,388,445

Lodging/Tourism (0.3%)
Marriott International, Inc.
Class A	135,000	2,625,750
Wyndham Worldwide Corp.	325,480	2,131,894
		4,757,644

COMMON STOCKS (97.9%)* continued

	Shares	Value

Machinery (0.8%)
Caterpillar, Inc.	114,000	$5,092,380
Deere (John) & Co.	92,000	3,525,440
Parker-Hannifin Corp.	47,463	2,019,076
		10,636,896

Media (1.6%)
Viacom, Inc. Class B †	361,000	6,880,660
Walt Disney Co. (The)	701,000	15,905,690
		22,786,350

Medical technology (3.4%)
Baxter International, Inc.	106,300	5,696,617
Boston Scientific Corp. †	1,614,530	12,496,462
Covidien, Ltd.	372,575	13,502,118
Hospira, Inc. †	324,000	8,689,680
Medtronic, Inc.	240,000	7,540,800
		47,925,677

Metals (0.8%)
Freeport-McMoRan Copper &
Gold, Inc. Class B	212,700	5,198,388
Nucor Corp.	115,000	5,313,000
		10,511,388

Oil and gas (16.8%)
Apache Corp.	135,000	10,061,550
BP PLC ADR (United Kingdom)	242,000	11,311,080
Chevron Corp.	559,000	41,349,230
ConocoPhillips	251,000	13,001,800
Devon Energy Corp.	181,000	11,893,510
EOG Resources, Inc.	70,000	4,660,600
Exxon Mobil Corp.	959,300	76,580,919
Hess Corp.	71,000	3,808,440
Marathon Oil Corp.	763,200	20,881,152
Nexen, Inc. (Canada)	323,000	5,678,340
Occidental Petroleum Corp.	316,000	18,956,840
Total SA ADR (France)	276,000	15,262,800
		233,446,261

Pharmaceuticals (7.4%)
Abbott Laboratories	199,000	10,620,630
Johnson & Johnson	588,000	35,180,040
Merck & Co., Inc.	257,000	7,812,800
Pfizer, Inc.	2,625,900	46,504,689
Watson Pharmaceuticals, Inc. †	80,000	2,125,600
		102,243,759

Railroads (0.2%)
Norfolk Southern Corp.	49,000	2,305,450
		2,305,450

208

Putnam VT Growth and Income Fund

COMMON STOCKS (97.9%)* continued

	Shares	Value

Regional Bells (6.0%)
AT&T, Inc.	1,529,000	$43,576,500
Qwest Communications
International, Inc.	1,018,102	3,705,891
Verizon Communications, Inc.	1,081,900	36,676,410
		83,958,801

Retail (4.2%)
Best Buy Co., Inc.	73,000	2,052,030
Big Lots, Inc. †	126,118	1,827,450
CVS Caremark Corp.	307,000	8,823,180
Home Depot, Inc. (The)	408,400	9,401,368
JC Penney Co., Inc. (Holding Co.)	99,000	1,950,300
Kroger Co.	153,000	4,040,730
Staples, Inc.	394,000	7,060,480
TJX Cos., Inc. (The)	571,000	11,745,470
Wal-Mart Stores, Inc.	196,380	11,009,063
Walgreen Co.	28,000	690,760
		58,600,831

Semiconductor (0.1%)
Applied Materials, Inc.	42,000	425,460
Atmel Corp. †	505,000	1,580,650
		2,006,110

Software (2.3%)
Electronic Arts, Inc. †	213,000	3,416,520
Microsoft Corp.	715,000	13,899,600
Parametric Technology Corp. †	456,792	5,778,419
Symantec Corp. †	706,000	9,545,120
		32,639,659

Technology services (0.4%)
Accenture, Ltd. Class A (Bermuda)	181,000	5,934,990
		5,934,990

Telecommunications (0.2%)
Embarq Corp.	32,130	1,155,395
Sprint Nextel Corp. †	1,002,600	1,834,758
		2,990,153

Tobacco (0.3%)
Philip Morris International, Inc.	103,800	4,516,338
		4,516,338

Toys (0.2%)
Mattel, Inc.	134,400	2,150,400
		2,150,400

Transportation services (0.2%)
United Parcel Service, Inc. Class B	53,000	2,923,480
		2,923,480

COMMON STOCKS (97.9%)* continued

	Shares	Value

Waste Management (0.7%)
Republic Services, Inc.	85,000	$2,107,150
Waste Management, Inc.	229,000	7,589,060
		9,696,210

Total common stocks (cost $1,648,192,882)		$1,360,785,353

CONVERTIBLE BONDS AND NOTES (0.2%)*

	Principal amount	Value

Advanced Micro
Devices, Inc. cv. sr. unsec.
notes 5 3/4s, 2012	$2,480,000	$852,500
Ford
Motor Co. cv. sr. notes 4 1/4s,
2036	8,000,000	2,060,000

Total convertible bonds and notes (cost $5,352,754)		$2,912,500

CONVERTIBLE PREFERRED STOCKS (0.1%)*

	Shares	Value

Entergy Corp. $3.813 cv. pfd.	11,401	$568,568
Freeport-McMoRan Copper &
Gold, Inc. $6.75 cv. pfd.	29,000	1,351,632

Total convertible preferred stocks (cost $2,788,853)		$1,920,200

SHORT-TERM INVESTMENTS (1.7%)*

	Shares	Value

Federated Prime Obligations Fund	23,196,009	$23,196,009

Total short-term investments (cost $23,196,009)		$23,196,009

Total investments (cost $1,679,530,498)		$1,388,814,062

See page 295 for Notes to the Portfolios.

209

Putnam VT Growth Opportunities Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (94.4%)*

	Shares	Value

Advertising and marketing services (0.6%)
Omnicom Group, Inc.	4,900	$131,908
		131,908

Aerospace and defense (4.6%)
Boeing Co. (The)	4,500	192,015
General Dynamics Corp.	1,900	109,421
L-3 Communications Holdings, Inc.	2,301	169,768
Lockheed Martin Corp.	2,901	243,916
Raytheon Co.	1,700	86,768
United Technologies Corp.	3,400	182,240
		984,128

Airlines (0.1%)
Southwest Airlines Co.	3,500	30,170
		30,170

Banking (0.4%)
Bank of America Corp.	3,200	45,056
U.S. Bancorp	1,400	35,014
		80,070

Beverage (3.2%)
Coca-Cola Co. (The)	5,400	244,458
Constellation Brands, Inc.
Class A †	3,200	50,464
Pepsi Bottling Group, Inc. (The)	3,900	87,789
PepsiCo, Inc.	5,300	290,281
		672,992

Biotechnology (3.1%)
Amgen, Inc. †	3,900	225,225
Genzyme Corp. †	3,600	238,932
Gilead Sciences, Inc. †	3,100	158,534
Life Technologies Corp. †	1,254	29,231
		651,922

Cable television (0.7%)
DirecTV Group, Inc. (The) †	6,500	148,915
		148,915

Chemicals (2.3%)
Celanese Corp. Ser. A	1,800	22,374
CF Industries Holdings, Inc.	400	19,664
Monsanto Co.	4,200	295,470
Mosaic Co. (The)	600	20,760
Potash Corp. of Saskatchewan
(Canada)	1,300	95,186
Terra Industries, Inc.	2,300	38,341
		491,795

Communications equipment (3.3%)
Cisco Systems, Inc. †	30,561	498,144
Corning, Inc.	4,200	40,026
Qualcomm, Inc.	4,400	157,652
		695,822

COMMON STOCKS (94.4%)* continued

	Shares	Value

Computers (8.5%)
Apple, Inc. †	4,500	$384,075
Brocade Communications
Systems, Inc. †	14,800	41,440
EMC Corp. †	19,800	207,306
Hewlett-Packard Co.	14,000	508,060
IBM Corp.	6,400	538,624
NetApp, Inc. †	3,600	50,292
Seagate Technology (Cayman Islands)	8,300	36,769
Western Digital Corp. †	3,400	38,930
		1,805,496

Conglomerates (0.6%)
3M Co.	2,400	138,096
		138,096

Consumer goods (2.6%)
Colgate-Palmolive Co.	1,600	109,664
Procter & Gamble Co. (The)	7,200	445,104
		554,768

Consumer services (0.1%)
Netflix, Inc. †	1,000	29,890
		29,890

Containers (0.2%)
Owens-Illinois, Inc. †	1,400	38,262
		38,262

Electric utilities (1.1%)
Edison International	3,900	125,268
FirstEnergy Corp.	1,000	48,580
Public Service Enterprise
Group, Inc.	2,000	58,340
		232,188

Electrical equipment (0.3%)
Emerson Electric Co.	2,000	73,220
		73,220

Electronics (3.9%)
Intel Corp.	33,900	496,974
MEMC Electronic Materials, Inc. †	2,200	31,416
National Semiconductor Corp.	4,900	49,343
QLogic Corp. †	4,700	63,168
Texas Instruments, Inc.	11,000	170,720
Watts Water Technologies, Inc.
Class A	900	22,473
		834,094

Energy (oil field) (1.7%)
Dresser-Rand Group, Inc. †	1,100	18,975
FMC Technologies, Inc. †	2,200	52,426
Halliburton Co.	2,100	38,178
National-Oilwell Varco, Inc. †	3,889	95,047
Noble Corp.	1,200	26,508

210

Putnam VT Growth Opportunities Fund

COMMON STOCKS (94.4%)* continued

	Shares	Value

Energy (oil field) continued
Schlumberger, Ltd.	1,900	$80,427
Transocean, Ltd. †	1,300	61,425
		372,986

Energy (other) (0.3%)
First Solar, Inc. †	400	55,184
		55,184

Engineering and construction (0.4%)
Fluor Corp.	1,700	76,279
		76,279

Food (1.4%)
Archer Daniels Midland Co.	4,200	121,086
Bunge, Ltd.	900	46,593
Corn Products International, Inc.	800	23,080
Dean Foods Co. †	3,900	70,083
Tyson Foods, Inc. Class A	3,300	28,908
		289,750

Gaming and lottery (0.1%)
International Game Technology	1,300	15,457
		15,457

Health-care services (1.8%)
Aetna, Inc.	1,600	45,600
Express Scripts, Inc. †	2,500	137,450
Humana, Inc. †	1,300	48,464
Medco Health Solutions, Inc. †	1,500	62,865
WellPoint, Inc. †	2,100	88,473
		382,852

Homebuilding (0.1%)
M.D.C. Holdings, Inc.	800	24,240
		24,240

Insurance (0.5%)
AFLAC, Inc.	2,200	100,848
		100,848

Investment banking/Brokerage (2.7%)
BlackRock, Inc.	300	40,245
Charles Schwab Corp. (The)	4,300	69,531
Federated Investors, Inc.	2,800	47,488
Goldman Sachs Group, Inc. (The)	3,000	253,170
Invesco, Ltd.	1,800	25,992
Janus Capital Group, Inc.	6,600	52,998
State Street Corp.	2,200	86,526
		575,950

Machinery (2.0%)
AGCO Corp. †	2,500	58,975
Caterpillar, Inc.	1,500	67,005
Cummins, Inc.	1,900	50,787

COMMON STOCKS (94.4%)* continued

	Shares	Value

Machinery continued
Deere (John) & Co.	2,800	$107,296
Joy Global, Inc.	2,000	45,780
Manitowoc Co., Inc. (The)	3,500	30,310
Timken Co.	3,200	62,816
		422,969

Manufacturing (0.2%)
Flowserve Corp.	700	36,050
		36,050

Media (0.3%)
Time Warner, Inc.	6,700	67,402
		67,402

Medical technology (4.9%)
Baxter International, Inc.	3,300	176,847
Becton, Dickinson and Co.	4,100	280,399
Hospira, Inc. †	2,200	59,004
Intuitive Surgical, Inc. †	300	38,097
Medtronic, Inc.	6,800	213,656
Mettler-Toledo
International, Inc. †	400	26,960
St. Jude Medical, Inc. †	4,200	138,432
Varian Medical Systems, Inc. †	1,500	52,560
Waters Corp. †	500	18,325
Zimmer Holdings, Inc. †	1,100	44,462
		1,048,742

Metals (0.7%)
Freeport-McMoRan Copper &
Gold, Inc. Class B	1,600	39,104
Nucor Corp.	1,000	46,200
Southern Copper Corp.	2,800	44,968
United States Steel Corp.	600	22,320
		152,592

Natural gas utilities (0.2%)
Energen Corp.	1,800	52,794
		52,794

Office equipment and supplies (0.2%)
Pitney Bowes, Inc.	2,000	50,960
		50,960

Oil and gas (8.9%)
Chevron Corp.	2,700	199,719
ConocoPhillips	4,300	222,740
Devon Energy Corp.	1,400	91,994
Exxon Mobil Corp.	6,900	550,827
Hess Corp.	2,500	134,100
Marathon Oil Corp.	2,100	57,456
Occidental Petroleum Corp.	6,200	371,938

211

Putnam VT Growth Opportunities Fund

COMMON STOCKS (94.4%)* continued

	Shares	Value

Oil and gas continued
Sunoco, Inc.	2,600	$112,996
Unit Corp. †	1,900	50,768
Valero Energy Corp.	4,900	106,036
		1,898,574

Pharmaceuticals (7.5%)
Abbott Laboratories	4,100	218,817
Bristol-Myers Squibb Co.	5,600	130,200
Cephalon, Inc. †	300	23,112
Eli Lilly & Co.	2,900	116,783
Forest Laboratories, Inc. †	1,900	48,393
Johnson & Johnson	4,200	251,286
Merck & Co., Inc.	8,300	252,320
Mylan, Inc. †	10,200	100,878
Pfizer, Inc.	6,400	113,344
Schering-Plough Corp.	8,400	143,052
Wyeth	5,300	198,803
		1,596,988

Power producers (0.8%)
AES Corp. (The) †	14,300	117,832
NRG Energy, Inc. †	2,100	48,993
		166,825

Railroads (0.5%)
CSX Corp.	1,700	55,199
Norfolk Southern Corp.	1,200	56,460
		111,659

Regional Bells (0.7%)
Verizon Communications, Inc.	4,500	152,550
		152,550

Restaurants (2.7%)
McDonald’s Corp.	6,300	391,797
Yum! Brands, Inc.	5,600	176,400
		568,197

Retail (5.3%)
Abercrombie & Fitch Co. Class A	1,100	25,377
Amazon.com, Inc. †	200	10,256
Big Lots, Inc. †	2,300	33,327
BJ’s Wholesale Club, Inc. †	1,800	61,668
CVS Caremark Corp.	4,200	120,708
Foot Locker, Inc.	2,400	17,616
Herbalife, Ltd. (Cayman Islands)	1,200	26,016
Kroger Co.	6,000	158,460
Lowe’s Cos., Inc.	3,500	75,320
Safeway, Inc.	4,900	116,473
TJX Cos., Inc. (The)	3,400	69,938
Urban Outfitters, Inc. †	3,000	44,940
Wal-Mart Stores, Inc.	6,700	375,602
		1,135,701

COMMON STOCKS (94.4%)* continued

	Shares	Value

Semiconductor (0.1%)
Atmel Corp. †	8,300	$25,979
		25,979

Shipping (0.3%)
Kirby Corp. †	1,300	35,568
Ryder System, Inc.	1,000	38,780
		74,348

Software (7.7%)
Activision Blizzard, Inc. †	6,600	57,024
Adobe Systems, Inc. †	5,100	108,579
Autodesk, Inc. †	2,800	55,020
McAfee, Inc. †	3,200	110,624
Microsoft Corp.	42,300	822,312
Oracle Corp. †	17,800	315,594
Symantec Corp. †	8,600	116,272
VMware, Inc. Class A †	2,100	49,749
		1,635,174

Technology services (3.4%)
Accenture, Ltd. Class A (Bermuda)	4,200	137,718
Baidu.com ADR (China) †	200	26,114
eBay, Inc. †	4,600	64,216
Google, Inc. Class A †	1,057	325,186
Salesforce.com, Inc. †	1,700	54,417
Sohu.com, Inc. (China) †	900	42,606
Western Union Co. (The)	2,400	34,416
Yahoo!, Inc. †	2,500	30,500
		715,173

Telecommunications (0.4%)
American Tower Corp. Class A †	1,200	35,184
NII Holdings, Inc. †	2,600	47,268
		82,452

Textiles (0.8%)
Coach, Inc. †	6,700	139,159
NIKE, Inc. Class B	800	40,800
		179,959

Tobacco (1.8%)
Altria Group, Inc.	7,300	109,938
Philip Morris International, Inc.	6,500	282,815
		392,753

Toys (0.4%)
Hasbro, Inc.	2,600	75,842
		75,842

Total common stocks (cost $25,588,635)		$20,130,965

212

Putnam VT Growth Opportunities Fund

INVESTMENT COMPANIES (4.2%)*

	Shares	Value

Consumer Staples Select Sector
SPDR Fund	27,400	$654,038
iShares FTSE/Xinhua China 25 Index
Fund	900	26,262
S&P 500 Index Depository Receipts
(SPDR Trust Series 1)	2,300	207,759

Total investment companies (cost $914,241)		$888,059

SHORT-TERM INVESTMENTS (0.1%)*

	Shares	Value

Federated Prime Obligations Fund	22,224	$22,224

Total short-term investments (cost $22,224)		$22,224

Total investments (cost $26,525,100)		$21,041,248

See page 295 for Notes to the Portfolios.

213

Putnam VT High Yield Fund

The fund’s portfolio
12/31/08

CORPORATE BONDS AND NOTES (76.0%)*

	Principal amount	Value

Advertising and marketing services (0.3%)
Lamar Media Corp. company
guaranty 7 1/4s, 2013	$1,035,000	$825,413
Lamar Media Corp. sr. unsec.
sub. notes Ser. C, 6 5/8s, 2015	330,000	238,425
		1,063,838

Automotive (2.2%)
Allison Transmission 144A company
guaranty 11s, 2015	1,260,000	617,400
Dana Corp. escrow sr. notes 5.85s,
2015 (In default) †	1,540,000	154
Ford Motor Credit Co., LLC
notes 7 7/8s, 2010	2,385,000	1,908,429
Ford Motor Credit Co., LLC
sr. notes 9 7/8s, 2011	760,000	573,800
Ford Motor Credit Co., LLC
sr. unsec. notes 9 3/4s, 2010	978,000	801,960
Ford Motor Credit Co., LLC unsec.
notes 7 3/8s, 2009	1,370,000	1,203,163
General Motors Corp. sr. unsec.
unsub. notes 7.2s, 2011	2,520,000	529,200
Tenneco Automotive, Inc. company
guaranty 8 5/8s, 2014	440,000	167,200
Tenneco Automotive, Inc. sec.
notes Ser. B, 10 1/4s, 2013	80,000	49,600
Tenneco, Inc. sr. unsec. notes
company guaranty 8 1/8s, 2015	235,000	108,100
TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017	1,260,000	642,600
UCI Holdco, Inc. sr. unsec.
notes FRN 9.996s, 2013 ‡‡	928,266	157,805
		6,759,411

Basic materials (6.7%)
Airgas, Inc. 144A company
guaranty sr. sub. notes 7 1/8s, 2018	1,290,000	1,102,950
AK Steel Corp. company
guaranty 7 3/4s, 2012	1,595,000	1,244,100
Aleris International, Inc. company
guaranty 10s, 2016	805,000	130,813
Aleris International, Inc. company
guaranty 9s, 2014 ‡‡	1,320,000	79,200
ARCO Chemical Co. debs.
10 1/4s, 2010	715,000	114,400
Builders FirstSource, Inc. company
guaranty sr. sec. notes FRN
6.399s, 2012	1,255,000	407,875
Century Aluminum Co. company
guaranty 7 1/2s, 2014	480,000	276,000
Clondalkin Acquisition BV 144A
company guaranty sr. sec.
notes FRN 3.996s, 2013
(Netherlands)	850,000	429,250
Compass Minerals
International, Inc. sr. disc.
notes Ser. B, 12s, 2013	267,000	267,668

CORPORATE BONDS AND NOTES (76.0%)* continued

Principal amount			Value

Basic materials continued
Domtar Corp. company
guaranty Ser. *, 7 7/8s, 2011
(Canada)		$315,000	$267,750
Freeport-McMoRan Copper &
Gold, Inc. sr. sec. notes 6 7/8s, 2014		450,000	405,000
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes 8 3/8s, 2017		2,535,000	2,085,038
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec.
notes 8 1/4s, 2015		1,490,000	1,281,400
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes FRN
7.084s, 2015		445,000	306,940
Georgia-Pacific Corp.
debs. 9 1/2s, 2011		1,100,000	1,039,500
Gerdau Ameristeel Corp.
sr. notes 10 3/8s, 2011 (Canada)		1,475,000	1,489,750
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014		640,000	182,400
Huntsman International, LLC
company guaranty sr. unsec.
sub. notes 7 7/8s, 2014		1,080,000	577,800
Huntsman, LLC company
guaranty sr. unsub. notes
11 5/8s, 2010		4,000	3,500
International Paper Co.
bonds 7.4s, 2014		870,000	672,872
Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012		340,000	57,800
Metals USA, Inc. sec.
notes 11 1/8s, 2015		1,425,000	840,750
Momentive Performance
Materials, Inc. company
guaranty sr. unsec. notes
9 3/4s, 2014		2,440,000	1,037,000
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		895,000	716,000
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014		200,000	164,000
NewPage Corp. company
guaranty 10s, 2012		1,275,000	561,000
NewPage Holding Corp.
sr. notes FRN 10.265s, 2013 ‡‡		444,226	66,634
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011
(Canada)		1,215,000	534,600
Novelis, Inc. company
guaranty 7 1/4s, 2015		1,770,000	1,026,600
Rockwood Specialties Group, Inc.
company guaranty 7 5/8s, 2014	EUR	770,000	730,893
Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		$240,000	175,200

214

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Basic materials continued
Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	$2,095,000	$1,445,550
Stone Container Corp.
sr. notes 8 3/8s, 2012	650,000	107,250
Tube City IMS Corp. company
guaranty 9 3/4s, 2015	1,085,000	379,750
Verso Paper Holdings, LLC/ Verso
Paper, Inc. company
guaranty 11 3/8s, 2016	625,000	187,500
		20,394,733

Broadcasting (1.7%)
Clear Channel Communications, Inc.
sr. unsec. notes 7.65s, 2010	1,000,000	580,000
Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	215,000	25,800
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	2,470,000	2,278,575
DirecTV Holdings, LLC company
guaranty sr. unsec. notes 7 5/8s, 2016	365,000	354,050
Echostar DBS Corp.
sr. notes 6 3/8s, 2011	1,650,000	1,534,500
Sirius Satellite Radio, Inc.
sr. unsec. notes 9 5/8s, 2013	1,265,000	235,606
Univision Communications, Inc.
144A company guaranty unsec.
notes 9 3/4s, 2015 ‡‡	795,000	99,375
Young Broadcasting, Inc. company
guaranty 10s, 2011	847,000	8,470
Young Broadcasting, Inc.
sr. sub. notes 8 3/4s, 2014	290,000	2,900
		5,119,276

Building materials (0.9%)
Associated Materials, Inc. company
guaranty 9 3/4s, 2012	1,735,000	1,366,312
NTK Holdings, Inc. sr. disc.
notes stepped-coupon zero %
(10 3/4s, 9/1/09), 2014 ††	1,545,000	332,175
Texas Industries, Inc. sr. unsec.
notes 7 1/4s, 2013	520,000	401,700
Texas Industries, Inc. 144A
company guaranty sr. unsec.
notes 7 1/4s, 2013	210,000	162,225
THL Buildco, Inc. (Nortek
Holdings, Inc.) sr. sec.
notes 10s, 2013	255,000	173,400
THL Buildco, Inc. (Nortek
Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	1,870,000	430,100
		2,865,912

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount		Value

Cable television (1.9%)
Adelphia Communications Corp.
zero %, 2009		$80,000	$2,300
Adelphia Communications Corp.
zero %, 2009		130,000	3,738
Adelphia Communications Corp.
zero %, 2009		140,000	4,025
Adelphia Communications Corp.
escrow zero %, 2009		755,000	21,706
Adelphia Communications Corp.
escrow bonds zero %, 2010		290,000	8,338
Atlantic Broadband Finance, LLC
company guaranty 9 3/8s, 2014		520,000	356,850
Cablevision Systems Corp.
sr. notes Ser. B, 8s, 2012		1,145,000	1,019,050
CCH I Holdings, LLC company
guaranty 12 1/8s, 2015		15,000	1,200
CCH I, LLC sec. notes 11s, 2015		3,349,000	586,075
CCH II, LLC sr. unsec.
notes 10 1/4s, 2010		425,000	195,500
CCH II, LLC sr. unsec.
notes Ser. B, 10 1/4s, 2010		1,790,000	787,600
CCO Holdings LLC/CCO Holdings
Capital Corp. sr. unsec.
notes 8 3/4s, 2013		640,000	403,200
CSC Holdings, Inc.
sr. notes 6 3/4s, 2012		1,080,000	988,200
Mediacom LLC/Mediacom
Capital Corp. sr. unsec.
notes 9 1/2s, 2013		295,000	222,725
NTL Cable PLC sr. notes 9 1/8s,
2016 (United Kingdom)		580,000	429,200
Rainbow National Services, LLC
144A sr. notes 8 3/4s, 2012		930,000	837,000
			5,866,707

Capital goods (4.7%)
Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016		645,000	580,500
Baldor Electric Co. company
guaranty 8 5/8s, 2017		385,000	288,750
BBC Holding Corp.
sr. notes 8 7/8s, 2014		255,000	110,925
Berry Plastics Corp. company
guaranty sr. sec. notes FRN
9.503s, 2015		700,000	483,000
Bombardier, Inc. 144A sr. unsec.
notes FRN 7.37s, 2013 (Canada)	EUR	450,000	444,621
Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s, 2013		$874,000	865,260
General Cable Corp. company
guaranty sr. unsec. notes FRN
6.258s, 2015		1,250,000	584,375
Hawker Beechcraft
Acquisition Co., LLC
sr. sub. notes 9 3/4s, 2017		1,290,000	348,300

215

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount		Value

Capital goods continued
Hawker Beechcraft
Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		$100,000	$41,000
Hexcel Corp.
sr. sub. notes 6 3/4s, 2015		1,485,000	1,128,600
L-3 Communications Corp. company
guaranty 7 5/8s, 2012		640,000	625,600
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015		1,510,000	1,411,850
L-3 Communications Corp. company
guaranty sr. unsec.
sub. notes 6 1/8s, 2014		10,000	9,075
Legrand SA unsec.
unsub. debs. 8 1/2s, 2025
(France)		2,235,000	1,955,017
Owens-Brockway Glass
Container, Inc. company
guaranty 6 3/4s, 2014	EUR	255,000	277,645
RBS Global, Inc. / Rexnord Corp.
company guaranty 9 1/2s, 2014		$580,000	432,100
Ryerson Tull, Inc. 144A sec.
notes 12 1/4s, 2015		1,035,000	639,113
Sequa Corp. 144A company
guaranty sr. unsec.
notes 11 3/4s, 2015		305,000	115,900
TD Funding Corp. company
guaranty 7 3/4s, 2014		1,130,000	926,600
Terex Corp. company
guaranty 7 3/8s, 2014		1,615,000	1,405,050
Titan International, Inc. company
guaranty 8s, 2012		1,295,000	958,300
WCA Waste Corp. company
guaranty 9 1/4s, 2014		910,000	673,400
			14,304,981

Coal (1.2%)
Arch Western Finance, LLC
sr. notes 6 3/4s, 2013		2,355,000	2,048,850
Peabody Energy Corp. company
guaranty 7 3/8s, 2016		1,855,000	1,743,700
			3,792,550

Commercial and consumer services (0.4%)
Aramark Corp. company
guaranty 8 1/2s, 2015		1,465,000	1,325,825
			1,325,825

Consumer (0.7%)
Jostens IH Corp. company
guaranty 7 5/8s, 2012		1,685,000	1,381,700
Yankee Acquisition Corp. company
guaranty Ser. B, 8 1/2s, 2015		1,665,000	776,306
			2,158,006

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Consumer staples (3.1%)
Archibald Candy Corp. company
guaranty 10s, 2009 (In default) (F) †	$176,170	$2,721
Chiquita Brands
International, Inc.
sr. notes 7 1/2s, 2014	1,165,000	792,200
Chiquita Brands
International, Inc. sr. unsec.
unsub. notes 8 7/8s, 2015	205,000	145,550
Church & Dwight Co., Inc. company
guaranty 6s, 2012	595,000	571,200
Constellation Brands, Inc. company
guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	945,000	893,025
Dean Foods Co. company
guaranty 7s, 2016	850,000	722,500
Del Monte Corp.
sr. sub. notes 8 5/8s, 2012	1,305,000	1,265,850
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014	860,000	559,000
Jarden Corp. company
guaranty 7 1/2s, 2017	1,055,000	720,038
OSI Restaurant Partners, Inc.
company guaranty 10s, 2015	535,000	96,300
Pinnacle Foods Finance LLC
sr. sub. notes 10 5/8s, 2017	650,000	351,000
Prestige Brands, Inc.
sr. sub. notes 9 1/4s, 2012	1,408,000	1,295,360
Rite Aid Corp. company
guaranty 9 1/2s, 2017	990,000	344,025
Rite Aid Corp. sec. notes
7 1/2s, 2017	345,000	224,250
Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015	1,480,000	270,100
Spectrum Brands, Inc. sr. unsec.
sub. notes company
guaranty stepped-coupon 12 1/2s
(12 3/4s, 4/2/09), 2013 †† ‡‡	1,015,000	276,588
Tyson Foods, Inc. sr. unsec.
notes 8 1/4s, 2011	595,000	529,550
United Rentals NA, Inc. company
guaranty 6 1/2s, 2012	365,000	288,350
		9,347,607

Energy (0.5%)
Inergy LP/Inergy Finance Corp.
sr. unsec. notes 6 7/8s, 2014	2,020,000	1,575,600
		1,575,600

Energy (oil field) (1.7%)
Complete Production Services, Inc.
company guaranty 8s, 2016	1,160,000	730,800
Dresser-Rand Group, Inc. company
guaranty 7 3/8s, 2014	161,000	123,970
Helix Energy Solutions Group, Inc.
144A sr. unsec. notes 9 1/2s, 2016	1,950,000	1,033,500

216

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Energy (oil field) continued
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	$555,000	$360,750
Key Energy Services, Inc. company
guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	670,000	442,200
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	1,065,000	766,800
Oslo Seismic Services, Inc. 1st
mtge. 8.28s, 2011	516,760	529,156
Pride International, Inc.
sr. unsec. notes 7 3/8s, 2014	810,000	753,300
Stallion Oilfield
Services/Stallion Oilfield
Finance Corp. 144A sr. unsec.
notes 9 3/4s, 2015	2,020,000	545,400
		5,285,876

Entertainment (1.1%)
AMC Entertainment, Inc. company
guaranty 11s, 2016	674,000	470,958
Avis Budget Car Rental, LLC
company guaranty 7 3/4s, 2016	1,020,000	295,800
Avis Budget Car Rental, LLC
company guaranty 7 5/8s, 2014	685,000	198,650
Cinemark, Inc. sr. disc.
notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 ††	495,000	400,331
Hertz Corp. company
guaranty 8 7/8s, 2014	1,420,000	873,300
Marquee Holdings, Inc. sr. disc.
notes 12s, 2014	1,275,000	650,250
Universal City Florida Holding Co.
sr. notes 8 3/8s, 2010	245,000	111,475
Universal City Florida Holding Co.
sr. unsec. notes FRN 7.943s, 2010	780,000	335,400
		3,336,164

Financials (2.4%)
E*Trade Financial Corp. sr. unsec.
notes 8s, 2011	820,000	373,100
GMAC, LLC 144A sr. unsec.
unsub. notes 7 3/4s, 2010	69,000	53,701
GMAC, LLC 144A sr. unsec.
unsub. notes 7s, 2012	1,189,000	1,069,636
GMAC, LLC 144A sr. unsec.
unsub. notes 6 7/8s, 2012	395,000	315,408
GMAC, LLC 144A sr. unsec.
unsub. notes 6 3/4s, 2014	128,000	72,960
GMAC, LLC 144A sr. unsec.
unsub. notes 6 5/8s, 2012	2,333,000	1,790,764
GMAC, LLC 144A sr. unsec.
unsub. notes FRN 4.403s, 2014	1,311,000	910,267
HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015	335,000	147,819
HUB International Holdings, Inc.
144A sr. unsec. unsub. notes 9s, 2014	240,000	146,700

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Financials continued
Lender Processing Services, Inc.
company guaranty sr. unsec.
unsub. notes 8 1/8s, 2016	$1,180,000	$1,051,674
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015	400,000	321,000
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	920,000	683,100
Liberty Mutual Group 144A company
guaranty FRB 10 3/4s, 2058	525,000	257,895
Nuveen Investments, Inc. 144A
sr. notes 10 1/2s, 2015	725,000	160,406
Rouse Co., LP (The) / TRC Property
Holdings, Inc. 144A sr. unsec.
unsub. notes 6 3/4s, 2013 (R)	135,000	48,600
USI Holdings Corp. 144A sr. unsec.
notes FRN 6.024s, 2014	215,000	87,344
		7,490,374

Gaming and lottery (2.7%)
Boyd Gaming Corp.
sr. sub. notes 7 1/8s, 2016	670,000	395,300
Boyd Gaming Corp.
sr. sub. notes 6 3/4s, 2014	680,000	428,400
Harrah’s Operating Co., Inc. 144A
company guaranty sr. notes
10 3/4s, 2016	2,425,000	691,125
Harrah’s Operating Co., Inc. 144A
company guaranty sr. sec.
notes 10s, 2018	556,000	202,940
Mashantucket Western Pequot Tribe
144A bonds 8 1/2s, 2015	1,445,000	567,163
MGM Mirage, Inc. company
guaranty 8 1/2s, 2010	1,090,000	915,600
MGM Mirage, Inc. company
guaranty 6s, 2009	1,735,000	1,656,925
Pinnacle Entertainment, Inc.
company guaranty sr. unsec.
sub. notes 7 1/2s, 2015	1,025,000	594,500
Pinnacle Entertainment, Inc.
sr. sub. notes 8 1/4s, 2012	1,225,000	931,000
Station Casinos, Inc.
sr. notes 6s, 2012	1,020,000	204,000
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s,
2015 (In default)	2,130,000	282,225
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014	1,789,000	1,350,695
		8,219,873

Health care (8.8%)
Community Health Systems, Inc.
company guaranty 8 7/8s, 2015	2,525,000	2,323,000
DaVita, Inc. company
guaranty 6 5/8s, 2013	1,350,000	1,282,500

217

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Health care continued
Elan Finance PLC/Elan
Finance Corp. company
guaranty 7 3/4s, 2011 (Ireland)	$1,700,000	$1,011,500
HCA, Inc. company guaranty
sr. sec. notes 9 5/8s, 2016 ‡‡	965,000	752,700
HCA, Inc. sr. sec. notes 9 1/4s, 2016	2,335,000	2,142,361
HCA, Inc. sr. sec. notes 9 1/8s, 2014	2,605,000	2,416,136
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	225,000	198,000
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	520,000	317,200
HCA, Inc. sr. unsec. notes 5 3/4s, 2014	555,000	335,775
Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	1,560,000	967,200
IASIS Healthcare/IASIS
Capital Corp.
sr. sub. notes 8 3/4s, 2014	100,000	77,500
Omnicare, Inc. company
guaranty 6 3/4s, 2013	90,000	76,500
Omnicare, Inc.
sr. sub. notes 6 1/8s, 2013	255,000	214,200
Psychiatric Solutions, Inc.
company guaranty 7 3/4s, 2015	1,275,000	937,125
Select Medical Corp. company
guaranty 7 5/8s, 2015	2,040,000	1,081,200
Service Corporation International
debs. 7 7/8s, 2013	688,000	613,180
Service Corporation International
sr. unsec. unsub. notes 6 3/4s, 2016	495,000	376,200
Stewart Enterprises, Inc.
sr. notes 6 1/4s, 2013	1,785,000	1,369,986
Sun Healthcare Group, Inc. company
guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	980,000	857,500
Surgical Care Affiliates, Inc.
144A sr. sub. notes 10s, 2017	1,115,000	579,800
Surgical Care Affiliates, Inc.
144A sr. unsec. notes 8 7/8s, 2015 ‡‡	705,000	430,050
Tenet Healthcare Corp.
sr. notes 9 1/4s, 2015	600,000	483,000
Tenet Healthcare Corp. sr. unsec.
notes 7 3/8s, 2013	1,570,000	1,118,625
Tenet Healthcare Corp. sr. unsec.
notes 6 1/2s, 2012	340,000	258,400
Tenet Healthcare Corp. sr. unsec.
unsub. notes 6 3/8s, 2011	1,445,000	1,116,262
United Surgical Partners
International, Inc. company
guaranty sr. unsec.
sub. notes 8 7/8s, 2017	390,000	267,150
US Oncology, Inc. company
guaranty 9s, 2012	1,345,000	1,223,950
Vanguard Health Holding Co.
II, LLC sr. sub. notes 9s, 2014	1,850,000	1,544,750
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	2,305,000	2,051,450

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Health care continued
Ventas Realty LP/Capital Corp.
sr. notes 6 5/8s, 2014 (R)	$395,000	$300,200
Ventas Realty LP/Capital Corp.
sr. notes 6 1/2s, 2016 (R)	530,000	388,225
		27,111,625

Homebuilding (1.0%)
D.R. Horton, Inc. company
guaranty 8s, 2009	100,000	99,250
D.R. Horton, Inc. company
guaranty sr. unsub. notes 5s, 2009	765,000	761,175
K. Hovnanian Enterprises, Inc.
company guaranty sr. sec.
notes 11 1/2s, 2013	735,000	558,600
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	1,110,000	555,000
Meritage Homes Corp. sr. notes
7s, 2014	205,000	116,850
Realogy Corp. company
guaranty sr. unsec.
notes 10 1/2s, 2014 (R)	2,625,000	452,813
Toll Brothers, Inc. company
guaranty sr. unsec.
sub. notes 8 1/4s, 2011	645,000	593,400
		3,137,088

Household furniture and appliances (0.1%)
Sealy Mattress Co.
sr. sub. notes 8 1/4s, 2014	535,000	315,650
		315,650

Lodging/Tourism (0.7%)
FelCor Lodging LP company
guaranty 8 1/2s, 2011 (R)	505,000	373,700
Host Marriott LP company
guaranty Ser. Q, 6 3/4s, 2016 (R)	30,000	21,900
Host Marriott LP sr. notes Ser. M,
7s, 2012 (R)	1,715,000	1,453,462
Seminole Hard Rock
Entertainment, Inc. 144A sr. sec.
notes FRN 4.496s, 2014	830,000	419,150
		2,268,212

Media (1.7%)
Affinion Group, Inc. company
guaranty 11 1/2s, 2015	695,000	417,869
Affinion Group, Inc. company
guaranty 10 1/8s, 2013	1,330,000	970,900
Affinity Group, Inc.
sr. sub. notes 9s, 2012	1,295,000	725,200
Idearc, Inc. company guaranty
8s, 2016	2,925,000	219,375
Liberty Media, LLC sr. notes
5.7s, 2013	495,000	324,511
Liberty Media, LLC sr. unsec.
notes 7 7/8s, 2009	615,000	600,003

218

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Media continued
Nielsen Finance LLC/Nielsen
Finance Co. company guaranty
10s, 2014	$1,280,000	$1,024,000
Nielsen Finance LLC/Nielsen
Finance Co. company
guaranty stepped-coupon zero %
(12 1/2s, 8/1/11), 2016 ††	1,315,000	476,688
R.H. Donnelley Corp. sr. unsec.
notes 6 7/8s, 2013	6,000	810
R.H. Donnelley Corp. sr. unsec.
unsub. notes 8 7/8s, 2017	18,000	2,700
R.H. Donnelley, Inc. 144A company
guaranty sr. unsec.
notes 11 3/4s, 2015	1,689,000	413,805
		5,175,861

Oil and gas (7.8%)
Chaparral Energy, Inc. company
guaranty sr. unsec. notes
8 7/8s, 2017	1,465,000	293,000
Chesapeake Energy Corp.
sr. notes 7 1/2s, 2014	500,000	422,500
Chesapeake Energy Corp.
sr. notes 7 1/2s, 2013	1,320,000	1,135,200
Chesapeake Energy Corp.
sr. notes 7s, 2014	240,000	199,200
Compton Petroleum Corp. company
guaranty 7 5/8s, 2013 (Canada)	2,120,000	636,000
Comstock Resources, Inc.
sr. notes 6 7/8s, 2012	1,000,000	770,000
Connacher Oil and Gas, Ltd. 144A
sec. notes 10 1/4s, 2015 (Canada)	1,250,000	500,000
Denbury Resources, Inc.
sr. sub. notes 7 1/2s, 2015	1,305,000	926,550
El Paso Corp. sr. unsec.
notes 12s, 2013	250,000	248,125
El Paso Natural Gas Co.
debs. 8 5/8s, 2022	360,000	324,369
Encore Acquisition Co.
sr. sub. notes 6 1/4s, 2014	495,000	336,600
Encore Acquisition Co.
sr. sub. notes 6s, 2015	1,643,000	1,059,735
Forest Oil Corp. sr. notes 8s, 2011	1,215,000	1,108,686
Harvest Operations Corp.
sr. notes 7 7/8s, 2011 (Canada)	1,350,000	972,000
Hilcorp Energy I LP/Hilcorp
Finance Co. 144A sr. unsec.
notes 7 3/4s, 2015	535,000	377,175
Newfield Exploration Co.
sr. sub. notes 7 1/8s, 2018	625,000	487,500
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2014	2,220,000	1,820,400
OPTI Canada, Inc. company
guaranty sr. sec. notes 8 1/4s,
2014 (Canada)	370,000	199,800

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Oil and gas continued
OPTI Canada, Inc. company
guaranty sr. sec. notes 7 7/8s,
2014 (Canada)	$840,000	$428,400
Pacific Energy Partners/Pacific
Energy Finance Corp.
sr. notes 7 1/8s, 2014	755,000	659,444
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	1,390,000	1,125,900
PetroHawk Energy Corp. 144A
sr. unsec. unsub. notes 7 7/8s, 2015	1,145,000	847,300
Petroleum Development Corp.
company guaranty sr. unsec.
notes 12s, 2018	855,000	534,375
Petroplus Finance, Ltd. company
guaranty 6 3/4s, 2014 (Bermuda)	1,270,000	806,450
Plains Exploration &
Production Co. company
guaranty 7 3/4s, 2015	245,000	184,975
Plains Exploration &
Production Co. company
guaranty 7s, 2017	1,425,000	976,125
Quicksilver Resources, Inc.
company guaranty 7 1/8s, 2016	940,000	502,900
Quicksilver Resources, Inc.
company guaranty sr. unsec.
notes 8 1/4s, 2015	355,000	225,425
Sabine Pass LNG LP sec.
notes 7 1/2s, 2016	950,000	684,000
SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. FRN
7.508s, 2014	495,000	263,248
SandRidge Energy, Inc. company
guaranty unsec.
unsub. notes 8 5/8s, 2015 ‡‡	1,385,000	727,125
SandRidge Energy, Inc.
sr. notes 8s, 2018	165,000	91,575
Targa Resources, Inc. company
guaranty sr. unsec. notes 8 1/2s, 2013	2,010,000	1,085,400
Whiting Petroleum Corp. company
guaranty 7s, 2014	2,140,000	1,508,700
Williams Cos., Inc. (The)
notes 7 3/4s, 2031	695,000	476,075
Williams Cos., Inc. (The)
sr. unsec. notes 7 5/8s, 2019	550,000	429,688
Williams Cos., Inc. (The) 144A
notes 6 3/8s, 2010	435,000	405,521
		23,779,466

Publishing (0.5%)
American Media, Inc. sr. unsec.
sub. notes company
guaranty 8 7/8s, 2011	260,000	52,325
American Media, Inc. sr. unsec.
sub. notes company
guaranty Ser. B, 10 1/4s, 2009	1,815,000	363,000

219

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Publishing continued
American Media, Inc. 144A company
guaranty sr. unsec.
sub. notes 10 1/4s, 2009	$65,993	$13,199
American Media, Inc. 144A company
guaranty sr. unsec.
sub. notes 8 7/8s, 2011	9,454	1,903
CanWest Media, Inc. company
guaranty 8s, 2012 (Canada)	895,304	393,934
Cenveo Corp. 144A company
guaranty sr. unsec.
notes 10 1/2s, 2016	720,000	417,600
Dex Media, Inc. sr. unsec. disc.
notes 9s, 2013	275,000	50,875
Quebecor Media, Inc. sr. unsec.
notes Ser. *, 7 3/4s, 2016
(Canada)	270,000	182,250
Reader’s Digest Association, Inc.
(The) company guaranty sr. unsec.
sub. notes 9s, 2017	1,295,000	106,838
Vertis, Inc. company guaranty
sr. notes zero %, 2014 (F) ‡‡	648,280	51,862
		1,633,786

Regional Bells (1.4%)
Cincinnati Bell, Inc. company
guaranty 7s, 2015	520,000	397,800
Citizens Communications Co.
notes 9 1/4s, 2011	1,075,000	1,021,250
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014	595,000	425,425
Qwest Corp. sr. unsec.
unsub. notes 8 7/8s, 2012	2,140,000	1,979,500
Qwest Corp. sr. unsec.
unsub. notes 7 1/4s, 2025	555,000	371,850
Valor Telecommunications
Enterprises LLC/Finance Corp.
company guaranty sr. unsec.
unsub. notes 7 3/4s, 2015	140,000	116,900
		4,312,725

Retail (1.0%)
Asbury Automotive Group, Inc.
sr. sub. notes 8s, 2014	910,000	432,250
Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	810,000	97,200
Burlington Coat Factory
Warehouse Corp. company
guaranty sr. unsec.
notes 11 1/8s, 2014	1,065,000	319,500
Harry & David Holdings, Inc.
company guaranty 9s, 2013	860,000	275,200
Harry & David Holdings, Inc.
company guaranty sr. unsec.
notes FRN 7.203s, 2012	285,000	82,650
Michaels Stores, Inc. company
guaranty 11 3/8s, 2016	1,540,000	500,500

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Retail continued
Neiman-Marcus Group, Inc. company
guaranty 9s, 2015 ‡‡	$1,650,000	$726,000
United Auto Group, Inc. company
guaranty 7 3/4s, 2016	1,245,000	578,925
		3,012,225

Technology (4.1%)
Activant Solutions, Inc. company
guaranty 9 1/2s, 2016	730,000	339,450
Amkor Technologies, Inc.
sr. notes 7 3/4s, 2013	1,132,000	645,240
Avago Technologies Finance company
guaranty 11 7/8s, 2015
(Singapore)	270,000	185,401
Avago Technologies Finance company
guaranty 10 1/8s, 2013
(Singapore)	480,000	365,400
Avago Technologies Finance company
guaranty FRN 7.703s, 2013 (Singapore)	6,000	4,778
Celestica, Inc.
sr. sub. notes 7 7/8s, 2011 (Canada)	325,000	295,750
Celestica, Inc.
sr. sub. notes 7 5/8s, 2013 (Canada)	425,000	348,500
Ceridian Corp. 144A sr. unsec.
notes 11 1/2s, 2015	1,030,000	547,188
Compucom Systems, Inc.
sr. sub. notes 12 1/2s, 2015	430,000	290,250
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
notes 8 7/8s, 2014	2,050,000	902,000
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
sub. notes 10 1/8s, 2016	1,440,000	590,400
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
sub. notes 9 1/8s, 2014 ‡‡	125,000	28,750
Iron Mountain, Inc. company
guaranty 6 5/8s, 2016	1,895,000	1,539,688
Iron Mountain, Inc. company
guaranty sr. unsec.
sub. notes 8s, 2020	240,000	192,600
Lucent Technologies, Inc. unsec.
debs. 6.45s, 2029	840,000	336,000
New ASAT Finance, Ltd. company
guaranty 9 1/4s, 2011
(Cayman Islands)	690,000	72,450
Nortel Networks, Ltd. company
guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	400,000	106,000
Nortel Networks, Ltd. company
guaranty sr. unsec. notes FRN
9.003s, 2011 (Canada)	1,230,000	307,500
Nortel Networks, Ltd. 144A
sr. unsecd. notes company
guaranty 10 3/4s, 2016 (Canada)	730,000	193,450

220

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount		Value

Technology continued
NXP BV/NXP Funding, LLC company
guaranty sr. sec. notes FRN
7.503s, 2013 (Netherlands)		$680,000	$226,100
NXP BV/NXP Funding, LLC sec.
notes 7 7/8s, 2014 (Netherlands)		655,000	255,450
Open Solutions, Inc. 144A
sr. sub. notes 9 3/4s, 2015		845,000	126,750
Sanmina Corp. company
guaranty sr. unsec.
sub. notes 6 3/4s, 2013		210,000	90,300
Sanmina Corp. sr. unsec.
sub. notes 8 1/8s, 2016		325,000	126,750
Seagate Technology Hdd Holdings
company guaranty 6.8s, 2016
(Cayman Islands)		670,000	345,909
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015		360,000	237,600
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013		2,366,000	2,046,590
SunGard Data Systems, Inc. 144A
sr. unsec. notes 10 5/8s, 2015		586,000	501,030
Travelport LLC company
guaranty 11 7/8s, 2016		365,000	102,200
Travelport LLC company
guaranty 9 7/8s, 2014		985,000	369,375
Unisys Corp. sr. unsec.
unsub. notes 12 1/2s, 2016		670,000	187,600
Xerox Capital Trust I company
guaranty 8s, 2027		895,000	611,187
			12,517,636

Telecommunications (6.5%)
American Tower Corp.
sr. notes 7 1/2s, 2012		590,000	581,150
American Tower Corp. 144A
sr. notes 7s, 2017		725,000	645,250
BCM Ireland Finance Ltd. 144A FRN
9.245s, 2016 (Cayman Islands)	EUR	440,000	282,530
Centennial Cellular
Operating Co., LLC company
guaranty 10 1/8s, 2013		$715,000	722,150
Centennial Communications Corp.
sr. unsec. notes FRN 9.633s, 2013		885,000	858,450
Digicel Group, Ltd. 144A
sr. unsec. notes 8 7/8s, 2015
(Jamaica)		810,000	526,500
Digicel, Ltd. 144A sr. unsec.
unsub. notes 9 1/4s, 2012
(Jamaica)		1,430,000	1,215,500
Inmarsat Finance PLC company
guaranty 10 3/8s, 2012
(United Kingdom)		1,754,000	1,554,484
Intelsat Bermuda, Ltd. company
guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		2,665,000	2,425,150

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount		Value

Telecommunications continued
Intelsat Intermediate Holding Co.,
Ltd. company guaranty
stepped-coupon zero %
(9 1/4s, 2/1/10), 2015
(Bermuda) ††		$625,000	$475,000
Intelsat Subsidiary Holding Co.,
Ltd. 144A sr. unsec.
notes 8 1/2s, 2013 (Bermuda)		680,000	629,000
Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014		1,375,000	797,500
Level 3 Financing, Inc. company
guaranty 8 3/4s, 2017		285,000	143,925
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		2,175,000	1,946,625
Nextel Communications, Inc.
company guaranty sr. unsec.
notes Ser. D, 7 3/8s, 2015		1,785,000	749,700
Nextel Communications, Inc.
sr. notes Ser. E, 6 7/8s, 2013		360,000	153,529
Nordic Telephone Co. Holdings ApS
144A sr. sec. bond 8 7/8s, 2016
(Denmark)		260,000	182,000
PAETEC Holding Corp. company
guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		650,000	386,750
Sprint Capital Corp. company
guaranty 6 7/8s, 2028		2,260,000	1,344,700
Syniverse Technologies, Inc.
sr. sub. notes Ser. B, 7 3/4s, 2013		990,000	506,138
West Corp. company
guaranty 9 1/2s, 2014		715,000	393,250
Wind Aquisition Finance SA
notes 9 3/4s, 2015 (Netherlands)	EUR	555,000	631,400
Windstream Corp. company
guaranty 8 5/8s, 2016		$1,695,000	1,500,075
Windstream Corp. company
guaranty 8 1/8s, 2013		1,435,000	1,320,200
			19,970,956

Telephone (0.8%)
Cricket Communications, Inc.
company guaranty 9 3/8s, 2014		2,025,000	1,822,500
iPCS, Inc. company
guaranty sr. sec. notes FRN
5.318s, 2013		500,000	355,000
Time Warner Telecom, Inc. company
guaranty 9 1/4s, 2014		510,000	418,200
			2,595,700

Textiles (1.4%)
Hanesbrands, Inc. company
guaranty sr. unsec. notes FRN
Ser. B, 5.698s, 2014		1,685,000	1,187,925
Levi Strauss & Co. sr. unsec.
notes 8 7/8s, 2016		1,025,000	697,000

221

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Textiles continued
Levi Strauss & Co. sr. unsec.
unsub. notes 9 3/4s, 2015	$2,405,000	$1,779,700
Oxford Industries, Inc.
sr. notes 8 7/8s, 2011	860,000	649,300
		4,313,925

Utilities and power (8.0%)
AES Corp. (The) sr. unsec.
unsub. notes 8s, 2017	485,000	397,700
AES Corp. (The) 144A sec.
notes 8 3/4s, 2013	1,085,000	1,036,175
AES Corp. (The) 144A sr. notes
8s, 2020	380,000	294,500
Allegheny Energy Supply 144A
sr. unsec. bond 8 1/4s, 2012	860,000	847,100
CMS Energy Corp. sr. notes
8 1/2s, 2011	430,000	423,467
CMS Energy Corp. sr. notes
7 3/4s, 2010	345,000	339,697
Colorado Interstate Gas Co.
debs. 6.85s, 2037	1,055,000	759,220
Dynegy-Roseton Danskamme
company guaranty Ser. B, 7.67s, 2016	1,130,000	813,600
Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	525,000	467,250
Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	615,000	562,725
Edison Mission Energy sr. unsec.
notes 7.2s, 2019	1,020,000	836,400
Edison Mission Energy sr. unsec.
notes 7s, 2017	710,000	617,700
Ferrellgas LP/Finance
sr. notes 6 3/4s, 2014	1,240,000	855,600
Ferrellgas LP/Finance 144A
sr. notes 6 3/4s, 2014	360,000	248,400
Ipalco Enterprises, Inc. sr. sec.
notes 8 5/8s, 2011	510,000	476,850
Ipalco Enterprises, Inc. 144A
sr. sec. notes 7 1/4s, 2016	170,000	139,400
Mirant Americas Generation, Inc.
sr. unsec. notes 8.3s, 2011	1,060,000	1,025,550
Mirant North America, LLC company
guaranty 7 3/8s, 2013	1,665,000	1,598,400
NRG Energy, Inc. company
guaranty 7 3/8s, 2017	685,000	630,200
NRG Energy, Inc. sr. notes
7 3/8s, 2016	3,905,000	3,631,650
Oncor Electric Delivery Co. 144A
1st mtge. sec. bond 5.95s, 2013	1,220,000	1,137,807
Orion Power Holdings, Inc.
sr. unsec. notes 12s, 2010	1,240,000	1,240,000
PNM Resources, Inc. unsec.
unsub. notes 9 1/4s, 2015	590,000	472,000
PP&L Electric Utilities Corp. 1st
mtge. sr. sec. bond 7 1/8s, 2013	950,000	1,005,141

CORPORATE BONDS AND NOTES (76.0%)* continued

	Principal amount	Value

Utilities and power continued
Sierra Pacific Power Co. general
ref. mtge. 6 1/4s, 2012	$275,000	$260,975
Sierra Pacific Resources
sr. unsec. notes 8 5/8s, 2014	1,470,000	1,325,318
Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 7.2s, 2011	335,000	314,082
Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 7s, 2012	525,000	480,534
Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	85,000	69,674
Tennessee Gas Pipeline Co.
sr. unsec. unsub. debs. 7 1/2s, 2017	500,000	441,043
Tennessee Gas Pipeline Co.
sr. unsec. unsub. debs. 7s, 2028	140,000	107,119
Transcontinental Gas
Pipeline Corp. sr. unsec.
debs. 7 1/4s, 2026	1,250,000	1,140,810
Utilicorp United, Inc. sr. unsec.
notes 7.95s, 2011	38,000	37,220
Williams Partners LP/ Williams
Partners Finance Corp. sr. unsec.
notes 7 1/4s, 2017	520,000	410,800
		24,444,107

Total corporate bonds and notes (cost $350,398,203)		$233,495,695

SENIOR LOANS (9.3%)* (c)

	Principal amount	Value

Automotive (0.3%)
Allison Transmission bank term
loan FRN Ser. B, 4.581s, 2014	$881,353	$487,262
Dana Corp. bank term loan FRN
6.353s, 2015	602,050	283,716
		770,978

Basic materials (0.9%)
Celanese Corp. bank term loan FRN
Ser. B, 5.553s, 2014	355,000	240,132
Domtar Corp. bank term loan FRN
3.251s, 2014 (Canada)	56,078	37,502
Georgia-Pacific, LLC bank term
loan FRN Ser. B, 3.698s, 2013	1,306,550	1,061,026
Graphic Packaging Corp. bank term
loan FRN Ser. C, 6.714s, 2014	285,716	210,858
Huntsman International, LLC bank
term loan FRN Ser. B, 2.221s, 2012	1,257,317	768,011
NewPage Holding Corp. bank term
loan FRN 5.314s, 2014	272,450	171,449
Rockwood Specialties Group, Inc.
bank term loan FRN Ser. E,
3.546s, 2012	325,365	260,060
		2,749,038

222

Putnam VT High Yield Fund

SENIOR LOANS (9.3%)* (c) continued

	Principal amount	Value

Broadcasting (0.1%)
Univision Communications, Inc.
bank term loan FRN Ser. B,
3.686s, 2014	$1,000,000	$398,333
		398,333

Cable television (—%)
Cablevision Systems Corp. bank
term loan FRN 2.949s, 2013	106,309	90,318
		90,318

Capital goods (0.6%)
Hawker Beechcraft
Acquisition Co., LLC bank term
loan FRN 3.662s, 2014	25,542	13,154
Hawker Beechcraft
Acquisition Co., LLC bank term
loan FRN Ser. B, 5.762s, 2014	487,631	251,130
Manitowoc Co., Inc. (The) bank
term loan FRN Ser. B, 6 1/2s, 2014	585,000	406,575
Sensata Technologies BV bank term
loan FRN 5.257s, 2013
(Netherlands)	260,129	130,064
Sequa Corp. bank term loan FRN
4.78s, 2014	421,203	229,556
Transdigm, Inc. bank term loan FRN
3.498s, 2013	165,000	130,350
Wesco Aircraft Hardware Corp. bank
term loan FRN 7.19s, 2014	385,000	259,875
Wesco Aircraft Hardware Corp. bank
term loan FRN 3.69s, 2013	408,125	304,733
		1,725,437

Communication services (0.7%)
Alltel Communications, Inc. bank
term loan FRN Ser. B2, 4.371s, 2015	1,022,988	1,002,782
Alltel Communications, Inc. bank
term loan FRN Ser. B3, 3.939s, 2015	520,068	510,316
Charter Communications
Operating, LLC bank term loan FRN
8.77s, 2014	103,964	81,698
Mediacom Communications Corp. bank
term loan FRN Ser. C, 1.77s, 2015	1,025,875	646,302
		2,241,098

Consumer cyclicals (2.1%)
CCM Merger, Inc. bank term loan
FRN Ser. B, 5.101s, 2012	456,384	205,373
Cinemark USA, Inc. bank term loan
FRN 3.58s, 2013	219,592	157,322
Citadel Communications bank term
loan FRN Ser. B, 4.726s, 2014	570,000	228,000
Dex Media West, LLC/Dex Media
Finance Co. bank term loan FRN
Ser. B, 7.538s, 2014	260,000	104,000
GateHouse Media, Inc. bank term
loan FRN Ser. B, 4.2s, 2014	619,022	77,997

SENIOR LOANS (9.3%)* (c) continued

	Principal amount	Value

Consumer cyclicals continued
GateHouse Media, Inc. bank term
loan FRN Ser. DD, 9.076s, 2014	$230,978	$29,103
Golden Nugget, Inc. bank term loan
FRN Ser. B, 2.48s, 2014	181,364	47,155
Golden Nugget, Inc. bank term loan
FRN Ser. DD, 3.15s, 2014 (U)	103,636	26,945
Goodman Global Holdings, Inc. bank
term loan FRN Ser. B, 7.708s, 2011	911,650	665,505
Goodyear Tire & Rubber Co. (The)
bank term loan FRN 2.22s, 2010	2,088,000	1,310,220
Isle of Capri Casinos, Inc. bank
term loan FRN 5.512s, 2014	355,373	208,959
Isle of Capri Casinos, Inc. bank
term loan FRN Ser. A, 5.512s, 2014	107,153	63,006
Isle of Capri Casinos, Inc. bank
term loan FRN Ser. B, 5.512s, 2014	142,149	83,584
Lear Corp bank term loan FRN
4.584s, 2013	268,365	117,947
Navistar Financial Corp. bank term
loan FRN 4.358s, 2012	586,667	320,711
Navistar International Corp. bank
term loan FRN 3.721s, 2012	1,613,333	881,956
Six Flags Theme Parks bank term
loan FRN 3.686s, 2015	1,449,575	843,653
Tribune Co. bank term loan FRN
Ser. B, 5 1/4s, 2014 (In default)	2,241,625	619,650
Tropicana Entertainment bank term
loan FRN Ser. B, 4 1/2s, 2011	700,000	159,833
United Components, Inc. bank term
loan FRN Ser. D, 4.39s, 2012	164,667	113,620
Visteon Corp. bank term loan FRN
Ser. B, 7 3/4s, 2013	495,000	117,975
		6,382,514

Consumer staples (0.4%)
Dole Food Co., Inc. bank term loan
FRN Ser. B, 2.719s, 2013	68,848	47,735
Dole Food Co., Inc. bank term loan
FRN Ser. C, 4.7s, 2013	256,507	177,845
Dole Food Co., Inc. bank term loan
FRN Ser. C, 4.689s, 2013	38,844	26,932
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 6.126s, 2014	83,318	56,573
Rental Service Corp. bank term
loan FRN 7.402s, 2013	1,130,000	597,135
Rite-Aid Corp. bank term loan FRN
Ser. B, 3.795s, 2014	84,363	49,141
Ticketmaster bank term loan FRN
Ser. B, 6.64s, 2014	310,000	210,800
		1,166,161

Energy (—%)
Enterprise GP Holdings, LP bank
term loan FRN 5.663s, 2014	100,000	81,000
		81,000

223

Putnam VT High Yield Fund

SENIOR LOANS (9.3%)* (c) continued

	Principal amount	Value

Financials (—%)
General Growth Properties, Inc.
bank term loan FRN Ser. A, 2.98s,
2010 (R)	$90,000	$26,036
Nuveen Investments, Inc. bank term
loan FRN Ser. B, 4.363s, 2014	332,488	126,345
		152,381

Health care (1.9%)
Bausch & Lomb, Inc. bank term loan
FRN Ser. B, 7.012s, 2015	868,978	587,181
Bausch & Lomb, Inc. bank term loan
FRN Ser. DD, 7.012s, 2015(U)	219,439	148,278
Biomet, Inc. bank term loan FRN
Ser. B, 6.762s, 2015	286,118	243,379
Community Health Systems, Inc.
bank term loan FRN Ser. B,
4.445s, 2014	1,012,304	784,789
Community Health Systems, Inc.
bank term loan FRN Ser. DD,
3.404s, 2014(U)	52,959	41,057
Fenwal Controls of Japan, LTD.
bank term loan FRN 4.444s, 2014
(Japan)	1,262,431	763,771
Fenwal Controls of Japan, LTD.
bank term loan FRN Ser. DD,
4.446s, 2014 (Japan)	232,498	140,662
Health Management Associates, Inc.
bank term loan FRN 5.512s, 2014	1,410,957	862,700
Healthsouth Corp. bank term loan
FRN Ser. B, 4.699s, 2013	970,835	743,382
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
8.758s, 2014	1,638,584	893,028
Surgical Care Affiliates, Inc.
bank term loan FRN Ser. B,
5.762s, 2015	299,241	149,620
United Surgical Partners
International, Inc. bank term
loan FRN 3.988s, 2014	819,428	508,046
		5,865,893

Homebuilding (0.2%)
Realogy Corp. bank term loan FRN
3.853s, 2013 (R)	175,509	109,108
Realogy Corp. bank term loan FRN
Ser. B, 5.706s, 2013 (R)	651,891	405,259
		514,367

Media (0.1%)
Idearc, Inc. bank term loan FRN
Ser. B, 5.67s, 2014	778,090	237,318
		237,318

SENIOR LOANS (9.3%)* (c) continued

	Principal amount	Value

Oil and gas (0.1%)
Quicksilver Resources, Inc. bank
term loan FRN 7 3/4s, 2013	$266,518	$171,904
Targa Resources, Inc. bank term
loan FRN 5.97s, 2012	198,223	122,615
Targa Resources, Inc. bank term
loan FRN 3.637s, 2012	113,218	70,033
		364,552

Retail (0.1%)
Michaels Stores, Inc. bank term
loan FRN Ser. B, 3.523s, 2013	581,106	298,834
		298,834

Technology (0.4%)
Compucom Systems, Inc. bank term
loan FRN 4.94s, 2014	487,416	316,820
First Data Corp. bank term loan
FRN Ser. B1, 3.416s, 2014	691,250	442,153
First Data Corp. bank term loan
FRN Ser. B3, 3.416s, 2014	208,693	133,489
Flextronics International, Ltd.
bank term loan FRN Ser. B,
7.069s, 2014 (Singapore)	163,114	102,218
Flextronics International, Ltd.
bank term loan FRN Ser. B,
6.155s, 2014 (Singapore)	567,636	355,719
		1,350,399

Telephone (—%)
Cricket Communications, Inc. bank
term loan FRN Ser. B, 7.262s, 2013	27,468	22,759
		22,759

Utilities and power (1.4%)
Calpine Corp. bank term loan FRN
Ser. B, 6.645s, 2014	890,000	652,878
Energy Future Holdings Corp. bank
term loan FRN Ser. B2, 5.603s, 2014	2,884,547	1,993,943
Energy Future Holdings Corp. bank
term loan FRN Ser. B3, 5.382s, 2014	2,389,750	1,651,915
		4,298,736

Total senior loans (cost $46,307,920)		$28,710,116

CONVERTIBLE BONDS AND NOTES (2.5%)*

	Principal amount	Value

Acquicor Technology, Inc.
144A cv. notes 8s, 2011	$607,000	$151,750
Advanced Micro
Devices, Inc. cv. sr. unsec.
notes 5 3/4s, 2012	550,000	189,063
Alliant Techsystems, Inc. cv.
sr. sub. notes 2 3/4s, 2024	745,000	851,163

224

Putnam VT High Yield Fund

CONVERTIBLE BONDS AND NOTES (2.5%)* continued

	Principal amount	Value

Chiquita Brands
International cv. sr. unsec.
notes 4 1/4s, 2016	$490,000	$368,480
General Cable Corp. cv. company
guaranty sr. unsec. notes 1s, 2012	535,000	333,706
General Growth Properties, Inc.
144A cv. sr. notes 3.98s, 2027 (R)	895,000	87,263
Intel Corp. cv. sub. bonds 2.95s, 2035	630,000	545,738
L-3 Communications Corp.
144A cv. bonds 3s, 2035	590,000	587,050
Lamar Advertising Co. cv. sr. unsec.
unsub. notes Ser. B, 2 7/8s, 2010	610,000	453,688
LifePoint Hospitals, Inc. cv. sr. sub.
notes 3 1/2s, 2014	925,000	625,531
Massey Energy Co. cv. company
guaranty sr. unsub. notes 3 1/4s, 2015	1,963,000	1,064,926
NII Holdings, Inc.
144A cv. sr. unsec. notes 3 1/8s, 2012	971,000	588,669
Pantry, Inc. (The) cv. sr. sub. notes
3s, 2012	1,380,000	826,275
Transocean, Inc. cv. sr. unsec.
notes Ser. C, 1 1/2s, 2037	690,000	531,300
Trinity Industries, Inc. cv. sub. notes
3 7/8s, 2036	990,000	450,450

Total convertible bonds and notes (cost $10,144,245)		$7,655,052

COMMON STOCKS (0.8%)*

	Shares	Value

AboveNet, Inc. †	610	$17,690
Adelphia Recovery Trust
(Ser. ACC-1) †	1,358,502	54,340
Bohai Bay Litigation, LLC
(Units) (F)	2,670	124,165
Chesapeake Energy Corp.	10,260	165,904
Dana Holding Corp. †	33,914	25,096
Decrane Aircraft Holdings, Inc. (F) †	11,167	11
El Paso Corp.	34,660	271,388
Elizabeth Arden, Inc. †	18,415	232,213
Jarden Corp. †	24,085	276,978
Pinnacle Entertainment , Inc. †	30,275	232,512
Qwest Communications
International, Inc.	90,475	329,329
Service Corporation International	69,075	343,303
Time Warner Cable, Inc. Class A †	409	8,773
Titan Europe PLC (United Kingdom)	66,475	17,984
Titan International, Inc.	7,718	63,674
Vertis Holdings, Inc. (F) †	33,617	34
Williams Cos., Inc. (The)	19,143	277,191

Total common stocks (cost $5,787,705)		$2,440,585

CONVERTIBLE PREFERRED STOCKS (0.6%)*

	Shares	Value

Crown Castle International Corp.
$3.125 cum. cv. pfd.	16,145	$578,193
Digital Realty Trust, Inc.
$1.094 cv. pfd.	26,035	458,055
Emmis Communications Corp. Ser. A,
$3.125 cum. cv. pfd.	31,889	71,750
Freeport-McMoRan Copper &
Gold, Inc. $6.75 cv. pfd.	6,837	318,659
Interpublic Group
of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd	1,723	560,819
Lehman Brothers Holdings, Inc.
Ser. P, 7.25% cv. pfd. (In default)	1,120	560

Total convertible preferred stocks (cost $5,955,419)		$1,988,036

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)*

	Principal amount	Value

Argentina (Republic of ) bonds
FRB 3s, 2013	$1,470,000	$482,183

Total foreign government bonds and notes (cost $749,700)		$482,183

PREFERRED STOCKS (0.1%)*

	Shares	Value

Decrane Aircraft Holdings, Inc.
$16.00 pfd. ‡‡	8,000	$56,000
GMAC Preferred Blocker, Inc. 144A
stepped-coupon 9% (7%, 1/17/09) pfd. †† (F)	1,159	382,470

Total preferred stocks (cost $477,257)		$438,470

COLLATERALIZED MORTGAGE OBLIGATIONS (—%)*

	Principal amount	Value

Mach One Commercial Mortgage Trust
144A Ser. 04-1A, Class J, 5.45s,
2040 (Canada)	$155,000	$15,500

Total collateralized mortgage obligations (cost $139,446)		$15,500

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

AboveNet, Inc.	9/08/10	$24	236	$2,360
Dayton Superior Corp.
144A (F)	6/15/09	0.01	1,950	1,578
Decrane Aircraft
Holdings Co. Class B	6/30/10	116.00	1	—
New ASAT Finance, Ltd.
(Cayman Islands) (F)	2/01/11	0.01	179,400	—
Smurfit Kappa Group
PLC 144A (Ireland)	10/01/13	EUR 0.001	432	5,511
Vertis Holdings, Inc.
(F)	10/18/15	$0.01	2,656	—

Total warrants (cost $63,874)				$9,449

225

Putnam VT High Yield Fund

SHORT-TERM INVESTMENTS (6.9%)*

	Shares	Value

Federated Prime Obligations Fund	21,035,107	$21,035,107

Total short-term investments (cost $21,035,107)		$21,035,107

Total investments (cost $441,058,876)		$296,270,193

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$716,660	$652,136	1/21/09	$64,524

Total				$64,524

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$3,417,735	$3,132,617	1/21/09	$(285,118)

Total				$(285,118)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Nalco Co., 7.75%, 11/15/11	B1	$—		$300,000	9/20/12	350 bp	$(31,301)

Visteon Corp., 7%, 3/10/14	—	(131,484)		495,000	9/20/13	(500 bp)	225,183

Citibank, N.A.
Lear Corp., T/L Bank Loan	—	—		270,000	6/20/13	(225 bp)	149,903

Lear Corp., T/L Bank Loan	BB-	—		270,000	6/20/13	700 bp	(120,278)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		230,000	6/20/13	585 bp	(62,306)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		190,000	3/20/09	275 bp	(3,936)

Wind Acquisition Finance SA,
9 3/4%, 12/1/15	—	—	EUR	108,000	3/20/13	(495 bp)	5,174

Credit Suisse International
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	—		$380,000	6/20/09	165 bp	(32,422)

Harrahs Operating Co. Inc.,
5 5/8%, 6/1/15	Caa3	—		580,000	3/20/09	600 bp	(36,716)

Deutsche Bank AG
Nalco Co., 7.75%, 11/15/11	B1	—		285,000	12/20/12	363 bp	(29,706)

Sungard Data Systems, Inc.,
9 1/8%, 8/15/13	B3	—		688,000	12/20/13	585 bp	(58,532)

JPMorgan Chase Bank, N.A.
Claire’s Stores, 9 5/8%, 6/1/15	Caa1	—		190,000	6/20/12	230 bp	(100,668)

Jefferson Smurfit Corp., 7.5%, 6/1/13	Caa1	—		135,000	3/20/13	685 bp	(85,067)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		185,000	6/20/13	595 bp	(49,635)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	—		125,000	6/20/09	190 bp	(11,936)

Nalco Co., 7.75%, 11/15/11	B1	—		305,000	9/20/12	330 bp	(33,710)

Nalco Co., 7.75%, 11/15/11	B1	—		380,000	3/20/13	460 bp	(32,745)

UBS, AG
Meritage Homes Corp., 7%, 5/1/14	—	—		965,000	9/20/13	(760 bp)	96,026

Total							$(212,672)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at December 31, 2008.

See page 295 for Notes to the Portfolios.
226

Putnam VT Income Fund

The fund’s portfolio
12/31/08

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (88.2%)*

Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (4.9%)
Government National Mortgage Association
Pass-Through Certificates 6 1/2s, TBA,
January 1, 2039	$18,000,000	$18,728,438
		18,728,438

U.S. Government Agency Mortgage Obligations (83.3%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 5 1/2s, TBA,
January 1, 2039	1,000,000	1,024,141
Federal National Mortgage Association
Pass-Through Certificates
7s, TBA, January 1, 2039	1,000,000	1,047,344
6 1/2s, TBA, February 1, 2039	2,000,000	2,071,250
6 1/2s, TBA, January 1, 2039	29,000,000	30,137,345
6s, TBA, January 1, 2039	1,000,000	1,030,234
5 1/2s, TBA, January 1, 2039	83,000,000	85,152,813
5 1/2s, TBA, January 1, 2024	17,000,000	17,513,985
5s, TBA, February 1, 2039	5,000,000	5,093,164
5s, TBA, January 1, 2039	143,000,000	146,128,125
4 1/2s, TBA, February 1, 2039	5,000,000	5,050,000
4 1/2s, TBA, January 1, 2039	25,000,000	25,367,188
		319,615,589

Total U.S. government and agency mortgage obligations
(cost $334,104,143)		$338,344,027

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)*

Principal amount		Value

Adjustable Rate Mortgage Trust FRB
Ser. 04-5, Class 3A1, 4.948s, 2035	$985,966	$581,720
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.335s, 2029	513,530	547,799
FRB Ser. 97-D5, Class A5, 6.935s, 2043	97,000	58,510
Banc of America Commercial
Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	487,000	317,940
Ser. 07-2, Class A2, 5.634s, 2049	494,000	381,075
Ser. 06-4, Class A2, 5.522s, 2046	2,663,000	2,238,545
Ser. 04-3, Class A5, 5.319s, 2039	1,630,000	1,389,923
Ser. 05-6, Class A2, 5.165s, 2047	323,000	273,663
FRB Ser. 05-1, Class A5, 5.084s, 2042	54,000	43,674
Ser. 07-5, Class XW, Interest only (IO),
0.44s, 2051	13,729,698	206,644
Ser. 07-1, Class XW, IO, 0.291s, 2049	6,433,256	71,421
Ser. 06-1, Class XC, IO, 0.067s, 2045	17,498,905	64,305
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	289,000	185,499
Ser. 04-4, Class XC, IO, 0.285s, 2042	12,073,465	109,731
Ser. 04-5, Class XC, IO, 0.203s, 2041	19,920,810	143,904

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Banc of America Commercial
Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO,
0.183s, 2035	$3,585,476	$72,427
Ser. 06-5, Class XC, IO, 0.102s, 2016	40,591,674	299,920
Ser. 05-1, Class XW, IO, 0.101s, 2042	47,131,667	80,663
Ser. 06-4, Class XC, IO, 0.088s, 2046	20,016,507	120,323
Ser. 05-4, Class XC, IO, 0.083s, 2045	33,418,108	127,998
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.99s, 2036	61,866	29,077
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H,
2.145s, 2018	143,000	87,960
FRB Ser. 04-BBA4, Class G,
1.895s, 2018	196,000	174,226
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K,
3.195s, 2022	184,000	149,189
FRB Ser. 05-MIB1, Class J,
2.245s, 2022	582,000	377,602
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 4.67s, 2033	124,814	90,490
Ser. 05-E, Class 2, IO, 0.3s, 2035	11,604,150	32,183
Ser. 04-D, Class 2A, IO, 0.16s, 2034	3,965,718	1,394
Banc of America Structured Security Trust
144A Ser. 02-X1, Class A3, 5.436s, 2033	373,323	367,258
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 1.211s, 2037	5,399,833	348,289
Ser. 06-4A, IO, 2.331s, 2036	811,510	78,067
Ser. 04-2, IO, 2.22s, 2034	2,005,303	65,774
Ser. 04-3, IO, 2.15s, 2035	1,306,437	42,851
Ser. 06-2A, IO, 1.798s, 2036	1,110,618	66,637
Ser. 05-3A, IO, 1.6s, 2035	5,607,963	336,478
Ser. 05-1A, IO, 1.6s, 2035	1,853,750	64,325
Ser. 07-5A, IO, 1.55s, 2037	3,704,712	280,447
Ser. 07-2A, IO, 1.3s, 2037	6,038,850	464,991
FRB Ser. 05-1A, Class A1,
0.771s, 2035	433,059	329,125
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	1,371,907	480,167
Ser. 04-9, Class 1A1, 5.92s, 2034	55,278	31,740
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.186s, 2032	412,000	300,173
Ser. 07-PW17, Class A3, 5.736s, 2050	3,940,000	3,193,882
Ser. 04-PR3I, Class X1, IO,
0.326s, 2041	2,947,895	34,735
Ser. 05-PWR9, Class X1, IO,
0.11s, 2042	24,891,209	125,701

227

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.689s, 2038	$7,607,082	$190,633
Ser. 06-PW14, Class X1, IO,
0.076s, 2038	8,181,966	70,529
Ser. 07-PW15, Class X1, IO,
0.066s, 2044	25,363,285	148,629
Ser. 05-PW10, Class X1, IO,
0.056s, 2040	12,305,164	28,179
Bear Stearns Small Balance Commercial
Trust 144A Ser. 06-1A, Class AIO, IO,
1s, 2034	2,298,600	22,447
Chase Commercial Mortgage
Securities Corp. Ser. 00-3, Class A2,
7.319s, 2032	219,304	216,282
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	1,889,441
Ser. 98-1, Class G, 6.56s, 2030	515,745	450,765
Ser. 98-1, Class H, 6.34s, 2030	779,000	594,622
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014	1,470,000	826,249
Ser. 08-C7, Class A2A, 6.034s, 2049	800,000	551,045
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO,
6.179s, 2037	1,755,280	118,481
FRB Ser. 06-AR7, Class 2A2A,
5.649s, 2036	154,118	69,353
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.377s, 2049	10,715,179	165,014
Ser. 06-CD2, Class X, IO,
0.086s, 2046	33,065,529	80,288
Ser. 07-CD4, Class XC, IO,
0.059s, 2049	35,828,941	171,979
Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	895,470	735,690
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	871,508
Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B, 6.02s, 2017	710,000	513,573
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	405,000	172,445
Ser. 06-CN2A, Class J, 5.57s, 2019	324,000	136,947
FRB Ser. 01-J2A, Class A2F,
1.54s, 2034	653,000	496,280
Ser. 03-LB1A, Class X1, IO,
0.449s, 2038	3,575,378	101,934
Ser. 05-LP5, Class XC, IO,
0.102s, 2043	24,230,386	115,153

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-C8, Class XS, IO,
0.066s, 2046	$23,669,593	$99,931
Ser. 05-C6, Class XC, IO,
0.064s, 2044	24,715,263	76,648
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	568,105	252,352
Ser. 05-24, Class 1AX, IO,
0.737s, 2035	3,729,620	46,037
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.707s, 2035	28,931	14,465
Ser. 05-9, Class 1X, IO, 3.126s, 2035	3,051,334	43,029
Ser. 05-2, Class 2X, IO, 1.16s, 2035	3,179,341	43,468
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	359,148	342,383
IFB Ser. 05-R1, Class 1AS, IO,
4.549s, 2035	2,485,142	156,812
IFB Ser. 05-R2, Class 1AS, IO,
4.202s, 2035	2,610,831	153,517
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.81s, 2039	1,846,000	1,325,976
Ser. 06-C5, Class AX, IO, 0.091s, 2039	15,085,574	86,983
Credit Suisse Mortgage Capital
Certificates 144A
Ser. 07-C2, Class AX, IO, 0.114s, 2049	48,907,727	250,212
Ser. 06-C4, Class AX, IO, 0.113s, 2039	30,833,285	246,925
Ser. 07-C1, Class AX, IO, 0.07s, 2040	31,747,620	126,070
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class C, 1.071s, 2017	286,000	187,301
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	1,172,000	820,400
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	371,000	381,424
Ser. 04-C2, Class A2, 5.416s, 2036 (F)	1,850,000	1,277,977
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	17,050
Ser. 04-C3, Class A3, 4.302s, 2036	30,687	30,155
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 2.145s, 2020	106,500	69,225
FRB Ser. 04-TF2A, Class J, 2.145s, 2016	278,000	152,900
FRB Ser. 04-TF2A, Class H, 1.895s, 2019	278,000	180,700
Ser. 01-CK1, Class AY, IO, 0.78s, 2035	24,585,552	272,900
Ser. 04-C4, Class AX, IO, 0.532s, 2039	3,649,974	46,811
Ser. 02-CP3, Class AX, IO, 0.423s, 2035	7,093,754	196,244
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	944,355	945,205
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	805,950
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	400,400
Ser. 98-CF2, Class B3, 6.04s, 2031	315,455	301,053

228

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 06-70, Class SM, 50.819s, 2036	$133,055	$180,966
IFB Ser. 07-75, Class JS, 48.59s, 2037	360,366	472,714
IFB Ser. 07-80, Class AS, 45.59s, 2037	322,496	424,249
IFB Ser. 07-75, Class CS, 42.201s, 2037	556,497	751,930
IFB Ser. 06-62, Class PS, 37.073s, 2036	532,283	696,299
IFB Ser. 07-60, Class SB, 36.773s, 2037	293,046	369,802
IFB Ser. 06-76, Class QB, 36.773s, 2036	570,168	743,662
IFB Ser. 06-48, Class TQ, 36.773s, 2036	1,060,878	1,358,971
IFB Ser. 06-63, Class SP, 36.473s, 2036	626,306	801,014
IFB Ser. 07-W7, Class 1A4, 36.353s, 2037	574,822	661,045
IFB Ser. 07-81, Class SC, 34.973s, 2037	553,996	682,469
IFB Ser. 07-1, Class NK, 33.158s, 2037	1,612,198	2,043,701
IFB Ser. 06-104, Class GS, 32.167s, 2036	378,280	462,250
IFB Ser. 06-104, Class ES, 31.094s, 2036	727,140	910,147
IFB Ser. 07-96, Class AS, 27.794s, 2037	660,144	743,146
IFB Ser. 07-30, Class FS, 27.645s, 2037	1,383,552	1,669,851
IFB Ser. 06-104, Class CS, 27.579s, 2036	789,107	952,092
IFB Ser. 05-37, Class SU, 27.315s, 2035	855,545	1,033,954
IFB Ser. 06-49, Class SE, 27.115s, 2036	901,698	1,094,226
IFB Ser. 06-60, Class AK, 26.915s, 2036	437,375	525,986
IFB Ser. 06-60, Class TK, 26.715s, 2036	303,303	361,244
IFB Ser. 06-115, Class ES, 24.675s, 2036	561,119	665,049
IFB Ser. 06-8, Class PK, 24.515s, 2036	1,087,282	1,262,534
IFB Ser. 05-57, Class CD, 23.358s, 2035	443,798	504,505
IFB Ser. 05-115, Class NQ, 23.17s, 2036	298,302	330,376
IFB Ser. 05-74, Class CP, 23.022s, 2035	527,272	563,727
IFB Ser. 06-27, Class SP, 22.839s, 2036	825,169	955,005
IFB Ser. 06-8, Class HP, 22.839s, 2036	889,724	1,014,363
IFB Ser. 06-8, Class WK, 22.839s, 2036	1,421,933	1,609,159
IFB Ser. 05-99, Class SA, 22.839s, 2035	615,966	702,944
IFB Ser. 05-45, Class DA, 22.692s, 2035	1,031,835	1,168,729
IFB Ser. 05-74, Class DM, 22.655s, 2035	1,215,741	1,376,151
IFB Ser. 05-45, Class DC, 22.582s, 2035	728,043	824,201
IFB Ser. 06-60, Class CS, 22.362s, 2036	298,307	329,659
IFB Ser. 05-57, Class DC, 20.243s, 2034	709,754	781,863
IFB Ser. 05-95, Class OP, 18.9s, 2035	388,413	381,228
IFB Ser. 05-45, Class PC, 18.836s, 2034	353,234	354,021
IFB Ser. 05-74, Class SK, 18.834s, 2035	965,019	1,049,391
IFB Ser. 05-74, Class CS, 18.724s, 2035	600,998	662,028
IFB Ser. 05-106, Class JC, 18.663s, 2035	269,783	292,760
IFB Ser. 05-95, Class CP, 18.456s, 2035	89,872	89,745
IFB Ser. 05-114, Class SP, 18.284s, 2036	373,614	391,331
IFB Ser. 05-83, Class QP, 16.169s, 2034	215,399	224,563
IFB Ser. 05-72, Class SB, 15.697s, 2035	592,172	623,865
Ser. 02-T12, Class A4, 9 1/2s, 2042	76,017	82,479
Ser. 02-T6, Class A3, 9 1/2s, 2041	148,577	161,207
Ser. 04-T3, Class PT1, 8.949s, 2044	294,892	317,193
Ser. 03-W1, Class 2A, 7 1/2s, 2042	543,643	572,354
Ser. 02-T4, Class A3, 7 1/2s, 2041	107,339	113,008

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
Ser. 01-T3, Class A1, 7 1/2s, 2040	$106,407	$112,027
Ser. 01-T1, Class A1, 7 1/2s, 2040	231,669	243,904
Ser. 99-T2, Class A1, 7 1/2s, 2039	54,310	56,923
Ser. 386, Class 26, IO, 7 1/2s, 2038	76,359	7,665
Ser. 383, Class 88, IO, 7 1/2s, 2037	82,429	8,700
Ser. 383, Class 89, IO, 7 1/2s, 2037	67,146	8,807
Ser. 383, Class 87, IO, 7 1/2s, 2037	102,065	10,206
Ser. 02-T1, Class A3, 7 1/2s, 2031	271,779	286,133
Ser. 01-T5, Class A3, 7 1/2s, 2030	62,786	65,160
IFB Ser. 07-W6, Class 6A2, IO,
7.329s, 2037	685,562	59,987
IFB Ser. 06-90, Class SE, IO,
7.329s, 2036	833,321	80,255
IFB Ser. 03-66, Class SA, IO,
7.179s, 2033	1,046,665	85,599
Ser. 04-T3, Class 1A3, 7s, 2044	371,162	387,748
Ser. 01-W3, Class A, 7s, 2041	133,288	140,244
Ser. 386, Class 24, IO, 7s, 2038	84,332	8,090
Ser. 386, Class 25, IO, 7s, 2038	83,752	7,944
Ser. 386, Class 22, IO, 7s, 2038	90,504	12,441
Ser. 386, Class 21, IO, 7s, 2037	102,758	9,637
Ser. 386, Class 23, IO, 7s, 2037	100,851	9,701
Ser. 383, Class 84, IO, 7s, 2037	94,214	13,558
Ser. 383, Class 85, IO, 7s, 2037	82,357	11,935
Ser. 383, Class 79, IO, 7s, 2037	94,685	13,335
Ser. 383, Class 80, IO, 7s, 2037	209,627	17,818
Ser. 383, Class 81, IO, 7s, 2037	114,786	15,806
Ser. 383, Class 82, IO, 7s, 2037	112,589	16,055
Ser. 383, Class 83, IO, 7s, 2037	96,229	13,772
IFB Ser. 07-W6, Class 5A2, IO,
6.819s, 2037	1,054,586	82,363
IFB Ser. 07-W4, Class 4A2, IO,
6.809s, 2037	4,930,618	385,081
IFB Ser. 07-W2, Class 3A2, IO,
6.809s, 2037	1,299,336	101,478
IFB Ser. 06-115, Class BI, IO,
6.789s, 2036	1,224,359	104,619
IFB Ser. 05-113, Class AI, IO,
6.759s, 2036	262,505	23,714
IFB Ser. 05-113, Class DI, IO,
6.759s, 2036	3,428,652	275,835
IFB Ser. 05-52, Class DC, IO,
6.729s, 2035	722,993	78,971
IFB Ser. 06-60, Class SI, IO,
6.679s, 2036	1,362,417	116,623
IFB Ser. 06-60, Class UI, IO,
6.679s, 2036	552,289	49,026
IFB Ser. 04-24, Class CS, IO,
6.679s, 2034	1,857,536	176,335
IFB Ser. 07-W7, Class 3A2, IO,
6.659s, 2037	1,714,634	189,896

229

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 03-122, Class SA, IO,
6.629s, 2028	$1,804,976	$105,022
IFB Ser. 03-122, Class SJ, IO,
6.629s, 2028	1,857,913	107,653
IFB Ser. 06-60, Class DI, IO,
6.599s, 2035	746,362	58,291
IFB Ser. 04-60, Class SW, IO,
6.579s, 2034	2,678,541	222,587
IFB Ser. 05-65, Class KI, IO,
6.529s, 2035	6,086,387	468,043
IFB Ser. 08-10, Class LI, IO,
6.509s, 2038	415,238	34,506
Ser. 386, Class 14, IO, 6 1/2s, 2038	828,453	70,419
Ser. 386, Class 19, IO, 6 1/2s, 2038	97,113	9,249
Ser. 386, Class 17, IO, 6 1/2s, 2037	150,376	12,782
Ser. 386, Class 16, IO, 6 1/2s, 2037	103,461	10,991
Ser. 383, Class 60, IO, 6 1/2s, 2037	477,900	45,401
Ser. 383, Class 62, IO, 6 1/2s, 2037	133,492	12,219
Ser. 383, Class 69, IO, 6 1/2s, 2037	86,906	11,163
Ser. 383, Class 63, IO, 6 1/2s, 2037	104,211	10,382
Ser. 383, Class 64, IO, 6 1/2s, 2037	192,147	17,774
Ser. 383, Class 67, IO, 6 1/2s, 2037	102,037	11,112
Ser. 383, Class 58, IO, 6 1/2s, 2037	221,199	18,536
Ser. 383, Class 59, IO, 6 1/2s, 2037	140,626	12,857
Ser. 383, Class 61, IO, 6 1/2s, 2037	111,502	11,665
Ser. 383, Class 65, IO, 6 1/2s, 2037	133,267	13,739
Ser. 383, Class 66, IO, 6 1/2s, 2037	136,682	13,287
Ser. 383, Class 72, IO, 6 1/2s, 2037	534,418	45,425
Ser. 383, Class 77, IO, 6 1/2s, 2037	84,460	9,282
Ser. 383, Class 78, IO, 6 1/2s, 2037	84,261	11,011
Ser. 381, Class 14, IO, 6 1/2s, 2037	766,970	62,278
Ser. 381, Class 16, IO, 6 1/2s, 2037	199,240	21,723
Ser. 381, Class 15, IO, 6 1/2s, 2037	327,008	26,553
Ser. 383, Class 73, IO, 6 1/2s, 2037	182,850	15,542
Ser. 383, Class 76, IO, 6 1/2s, 2037	110,784	11,158
Ser. 383, Class 70, IO, 6 1/2s, 2037	280,328	23,828
Ser. 383, Class 74, IO, 6 1/2s, 2037	151,063	12,840
Ser. 383, Class 71, IO, 6 1/2s, 2036	118,482	12,393
Ser. 383, Class 75, IO, 6 1/2s, 2036	95,433	8,813
IFB Ser. 08-01, Class GI, IO,
6.489s, 2037	5,499,765	457,031
IFB Ser. 07-39, Class LI, IO,
6.299s, 2037	225,772	21,713
IFB Ser. 07-23, Class SI, IO,
6.299s, 2037	1,174,511	88,862
IFB Ser. 07-54, Class CI, IO,
6.289s, 2037	889,609	69,927
IFB Ser. 07-39, Class PI, IO,
6.289s, 2037	851,552	63,157
IFB Ser. 07-30, Class WI, IO,
6.289s, 2037	10,377,926	778,552

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-28, Class SE, IO,
6.279s, 2037	$942,913	$73,377
IFB Ser. 06-128, Class SH, IO,
6.279s, 2037	1,073,638	82,578
IFB Ser. 06-56, Class SM, IO,
6.279s, 2036	2,585,066	201,938
IFB Ser. 05-73, Class SI, IO,
6.279s, 2035	597,015	44,841
IFB Ser. 05-12, Class SC, IO,
6.279s, 2035	889,027	88,013
IFB Ser. 05-17, Class ES, IO,
6.279s, 2035	1,174,741	107,467
IFB Ser. 05-17, Class SY, IO,
6.279s, 2035	546,865	49,870
IFB Ser. 07-W5, Class 2A2, IO,
6.269s, 2037	523,203	43,164
IFB Ser. 07-30, Class IE, IO,
6.269s, 2037	2,637,651	271,454
IFB Ser. 06-123, Class CI, IO,
6.269s, 2037	2,102,842	162,743
IFB Ser. 06-123, Class UI, IO,
6.269s, 2037	937,385	74,991
IFB Ser. 05-82, Class SY, IO,
6.259s, 2035	2,323,893	175,686
IFB Ser. 05-45, Class EW, IO,
6.249s, 2035	2,061,789	163,958
IFB Ser. 05-45, Class SR, IO,
6.249s, 2035	3,158,536	247,680
IFB Ser. 07-15, Class BI, IO,
6.229s, 2037	1,513,510	119,713
IFB Ser. 06-126, Class CS, IO,
6.229s, 2037	607,017	45,769
IFB Ser. 06-16, Class SM, IO,
6.229s, 2036	792,484	67,146
IFB Ser. 05-95, Class CI, IO,
6.229s, 2035	1,404,179	127,640
IFB Ser. 05-84, Class SG, IO,
6.229s, 2035	2,301,383	191,245
IFB Ser. 05-57, Class NI, IO,
6.229s, 2035	477,937	43,652
IFB Ser. 05-54, Class SA, IO,
6.229s, 2035	2,209,296	174,298
IFB Ser. 05-23, Class SG, IO,
6.229s, 2035	1,761,727	150,581
IFB Ser. 05-17, Class SA, IO,
6.229s, 2035	1,554,370	122,181
IFB Ser. 05-17, Class SE, IO,
6.229s, 2035	1,690,291	139,716
IFB Ser. 05-57, Class DI, IO,
6.229s, 2035	4,533,177	348,601
IFB Ser. 05-83, Class QI, IO,
6.219s, 2035	380,694	37,264
IFB Ser. 06-128, Class GS, IO,
6.209s, 2037	997,710	76,613

230

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-114, Class IS, IO,
6.179s, 2036	$1,063,188	$80,055
IFB Ser. 06-116, Class ES, IO,
6.179s, 2036	675,622	52,538
IFB Ser. 06-115, Class GI, IO,
6.169s, 2036	1,026,179	83,945
IFB Ser. 06-115, Class IE, IO,
6.169s, 2036	813,461	77,893
IFB Ser. 06-117, Class SA, IO,
6.169s, 2036	1,212,283	91,995
IFB Ser. 06-121, Class SD, IO,
6.169s, 2036	2,005,238	151,596
IFB Ser. 06-109, Class SG, IO,
6.159s, 2036	1,433,585	113,827
IFB Ser. 06-104, Class IM, IO,
6.149s, 2036	347,551	26,334
IFB Ser. 06-104, Class SY, IO,
6.149s, 2036	718,750	55,235
IFB Ser. 06-109, Class SH, IO,
6.149s, 2036	1,076,885	94,865
Ser. 06-104, Class SG, IO,
6.129s, 2036	1,396,456	99,141
IFB Ser. 07-W6, Class 4A2, IO,
6.129s, 2037	4,364,691	335,645
IFB Ser. 06-128, Class SC, IO,
6.129s, 2037	3,385,300	257,956
IFB Ser. 06-43, Class SI, IO,
6.129s, 2036	1,874,168	143,839
IFB Ser. 06-44, Class IS, IO,
6.129s, 2036	1,643,131	124,968
IFB Ser. 06-8, Class JH, IO,
6.129s, 2036	3,757,668	293,925
IFB Ser. 05-122, Class SG, IO,
6.129s, 2035	809,231	80,268
IFB Ser. 05-95, Class OI, IO,
6.119s, 2035	216,865	25,622
IFB Ser. 06-92, Class JI, IO,
6.109s, 2036	823,429	88,250
IFB Ser. 06-92, Class LI, IO,
6.109s, 2036	1,201,011	89,976
IFB Ser. 06-96, Class ES, IO,
6.109s, 2036	1,309,414	100,037
IFB Ser. 06-99, Class AS, IO,
6.109s, 2036	926,895	73,595
IFB Ser. 06-85, Class TS, IO,
6.089s, 2036	1,991,220	153,189
IFB Ser. 06-61, Class SE, IO,
6.079s, 2036	1,884,829	131,682
IFB Ser. 07-75, Class PI, IO,
6.069s, 2037	1,369,580	106,805
IFB Ser. 07-76, Class SA, IO,
6.069s, 2037	1,439,146	82,859
IFB Ser. 07-W7, Class 2A2, IO,
6.059s, 2037	3,470,345	339,087

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-88, Class MI, IO,
6.049s, 2037	$416,243	$50,799
Ser. 06-94, Class NI, IO, 6.029s, 2036	683,135	48,229
IFB Ser. 07-116, Class IA, IO,
6.029s, 2037	5,261,642	378,312
IFB Ser. 07-103, Class AI, IO,
6.029s, 2037	5,895,045	418,430
IFB Ser. 07-1, Class NI, IO,
6.029s, 2037	3,117,916	250,107
IFB Ser. 07-15, Class NI, IO,
6.029s, 2022	1,588,186	116,096
Ser. 389, Class 6, IO, 6s, 2038	95,882	8,150
Ser. 08-76, Class JI, IO, 6s, 2038	923,515	85,425
Ser. 386, Class 10, IO, 6s, 2038	91,351	9,419
Ser. 383, Class 41, IO, 6s, 2038	810,229	68,869
Ser. 383, Class 42, IO, 6s, 2038	585,887	49,800
Ser. 383, Class 43, IO, 6s, 2038	529,154	44,978
Ser. 383, Class 44, IO, 6s, 2038	483,421	41,091
Ser. 383, Class 45, IO, 6s, 2038	373,160	31,719
Ser. 383, Class 46, IO, 6s, 2038	323,561	27,503
Ser. 383, Class 47, IO, 6s, 2038	286,730	24,372
Ser. 383, Class 48, IO, 6s, 2038	257,516	23,820
Ser. 383, Class 52, IO, 6s, 2038	104,351	10,541
Ser. 386, Class 9, IO, 6s, 2038	463,393	39,388
Ser. 383, Class 28, IO, 6s, 2038	972,305	89,938
Ser. 383, Class 29, IO, 6s, 2038	874,210	80,864
Ser. 383, Class 30, IO, 6s, 2038	645,212	59,682
Ser. 383, Class 31, IO, 6s, 2038	568,950	52,628
Ser. 383, Class 32, IO, 6s, 2038	441,971	40,882
Ser. 383, Class 33, IO, 6s, 2038	377,588	34,927
Ser. 383, Class 37, IO, 6s, 2038	147,192	13,589
Ser. 386, Class 7, IO, 6s, 2038	570,340	52,015
Ser. 383, Class 34, IO, 6s, 2037	153,068	14,159
Ser. 383, Class 35, IO, 6s, 2037	126,254	11,729
Ser. 383, Class 36, IO, 6s, 2037	98,862	9,714
Ser. 383, Class 38, IO, 6s, 2037	85,731	7,923
Ser. 383, Class 50, IO, 6s, 2037	175,676	14,932
Ser. 386, Class 6, IO, 6s, 2037	273,511	22,920
Ser. 383, Class 49, IO, 6s, 2037	132,185	13,233
Ser. 383, Class 51, IO, 6s, 2037	136,305	13,621
Ser. 383, Class 57, IO, 6s, 2037	83,513	10,747
Ser. 383, Class 98, IO, 6s, 2022	140,922	12,370
Ser. 383, Class 99, IO, 6s, 2022	72,374	6,205
IFB Ser. 08-3, Class SC, IO,
5.979s, 2038	343,808	32,245
IFB Ser. 07-109, Class XI, IO,
5.979s, 2037	863,416	76,520
IFB Ser. 07-109, Class YI, IO,
5.979s, 2037	1,284,895	97,707
IFB Ser. 07-W8, Class 2A2, IO,
5.979s, 2037	2,311,331	161,035

231

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-88, Class JI, IO,
5.979s, 2037	$1,764,199	$132,080
IFB Ser. 07-54, Class KI, IO,
5.969s, 2037	658,165	46,446
IFB Ser. 07-30, Class JS, IO,
5.969s, 2037	2,162,807	168,915
IFB Ser. 07-30, Class LI, IO,
5.969s, 2037	3,298,140	280,507
IFB Ser. 07-W2, Class 1A2, IO,
5.959s, 2037	984,746	68,145
IFB Ser. 07-106, Class SN, IO,
5.939s, 2037	1,383,016	104,455
IFB Ser. 07-54, Class IA, IO,
5.939s, 2037	1,160,221	84,717
IFB Ser. 07-54, Class IB, IO,
5.939s, 2037	1,160,221	84,717
IFB Ser. 07-54, Class IC, IO,
5.939s, 2037	1,160,221	84,717
IFB Ser. 07-54, Class ID, IO,
5.939s, 2037	1,160,221	84,717
IFB Ser. 07-54, Class IE, IO,
5.939s, 2037	1,160,221	84,717
IFB Ser. 07-54, Class IF, IO,
5.939s, 2037	1,726,430	146,211
IFB Ser. 07-54, Class NI, IO,
5.939s, 2037	1,032,572	73,919
IFB Ser. 07-54, Class UI, IO,
5.939s, 2037	1,429,071	71,239
IFB Ser. 07-109, Class AI, IO,
5.929s, 2037	4,458,611	320,574
IFB Ser. 07-91, Class AS, IO,
5.929s, 2037	896,967	68,977
IFB Ser. 07-91, Class HS, IO,
5.929s, 2037	965,411	79,081
IFB Ser. 07-15, Class CI, IO,
5.909s, 2037	3,912,625	283,869
IFB Ser. 06-115, Class JI, IO,
5.909s, 2036	2,836,631	221,541
IFB Ser. 07-109, Class PI, IO,
5.879s, 2037	1,421,052	101,000
IFB Ser. 06-123, Class LI, IO,
5.849s, 2037	1,891,776	142,999
IFB Ser. 08-1, Class NI, IO,
5.779s, 2037	2,530,840	169,313
IFB Ser. 07-116, Class BI, IO,
5.779s, 2037	4,802,782	321,306
IFB Ser. 08-01, Class AI, IO,
5.779s, 2037	6,709,592	426,931
IFB Ser. 08-10, Class GI, IO,
5.759s, 2038	1,730,257	104,819
IFB Ser. 08-1, Class HI, IO,
5.729s, 2037	3,115,779	195,172
IFB Ser. 07-39, Class AI, IO,
5.649s, 2037	2,034,390	152,783

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-32, Class SD, IO,
5.639s, 2037	$1,379,005	$106,711
IFB Ser. 07-30, Class UI, IO,
5.629s, 2037	1,127,661	76,111
IFB Ser. 07-32, Class SC, IO,
5.629s, 2037	1,832,047	126,164
IFB Ser. 07-1, Class CI, IO,
5.629s, 2037	1,312,967	89,301
IFB Ser. 05-74, Class SE, IO,
5.629s, 2035	3,441,126	234,389
IFB Ser. 05-14, Class SE, IO,
5.579s, 2035	846,054	56,813
IFB Ser. 05-58, Class IK, IO,
5.529s, 2035	1,737,500	106,166
Ser. 383, Class 18, IO, 5 1/2s, 2038	514,228	48,852
Ser. 383, Class 19, IO, 5 1/2s, 2038	468,553	44,513
Ser. 383, Class 25, IO, 5 1/2s, 2038	86,534	8,436
Ser. 386, Class 4, IO, 5 1/2s, 2037	116,273	13,718
Ser. 386, Class 5, IO, 5 1/2s, 2037	91,381	11,708
Ser. 383, Class 15, IO, 5 1/2s, 2037	88,502	9,627
Ser. 383, Class 4, IO, 5 1/2s, 2037	717,661	68,178
Ser. 383, Class 5, IO, 5 1/2s, 2037	455,431	43,266
Ser. 383, Class 6, IO, 5 1/2s, 2037	409,191	38,873
Ser. 383, Class 7, IO, 5 1/2s, 2037	403,063	38,291
Ser. 383, Class 8, IO, 5 1/2s, 2037	163,892	15,570
Ser. 383, Class 9, IO, 5 1/2s, 2037	156,423	14,860
Ser. 383, Class 20, IO, 5 1/2s, 2037	290,915	28,364
Ser. 383, Class 21, IO, 5 1/2s, 2037	274,574	26,771
Ser. 383, Class 22, IO, 5 1/2s, 2037	186,235	18,158
Ser. 383, Class 23, IO, 5 1/2s, 2037	167,952	16,375
Ser. 383, Class 24, IO, 5 1/2s, 2037	116,800	11,923
Ser. 383, Class 26, IO, 5 1/2s, 2037	90,489	10,090
Ser. 383, Class 95, IO, 5 1/2s, 2022	224,977	17,436
Ser. 383, Class 97, IO, 5 1/2s, 2022	95,001	7,270
Ser. 383, Class 94, IO, 5 1/2s, 2022	114,402	12,221
Ser. 383, Class 96, IO, 5 1/2s, 2022	122,242	10,123
IFB Ser. 08-1, Class BI, IO,
5.439s, 2038	3,412,211	217,511
IFB Ser. 07-75, Class ID, IO,
5.399s, 2037	1,130,888	75,131
Ser. 383, Class 2, IO, 5s, 2037	93,704	13,167
Ser. 383, Class 92, IO, 5s, 2022	99,086	10,412
Ser. 06-W3, Class 1AS, IO,
4.591s, 2046	4,683,002	298,776
Ser. 03-W12, Class 2, IO,
2.219s, 2043	2,250,533	81,718
Ser. 03-W10, Class 3, IO,
1.934s, 2043	2,105,850	85,826
Ser. 03-W10, Class 1, IO,
1.913s, 2043	5,251,033	161,182
Ser. 03-W8, Class 12, IO,
1.634s, 2042	9,726,415	368,474

232

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Fannie Mae
Ser. 03-W17, Class 12, IO,
1.148s, 2033	$2,871,467	$76,355
Ser. 03-T2, Class 2, IO, 0.809s, 2042	14,374,651	275,739
Ser. 03-W3, Class 2IO1, IO,
0.681s, 2042	1,396,356	22,427
Ser. 03-W6, Class 51, IO,
0.671s, 2042	3,986,894	68,733
Ser. 01-T12, Class IO, 0.565s, 2041	7,329,446	109,303
Ser. 03-W2, Class 1, IO, 0.466s, 2042	7,368,843	84,254
Ser. 03-W3, Class 1, IO, 0.439s, 2042	13,600,908	145,213
Ser. 02-T1, Class IO, IO, 0.425s, 2031	6,382,973	59,403
Ser. 03-W6, Class 3, IO, 0.368s, 2042	5,648,039	49,110
Ser. 03-W6, Class 23, IO, 0.352s, 2042	5,939,079	49,439
Ser. 03-W4, Class 3A, IO, 0.351s, 2042	5,837,575	35,557
Ser. 08-33, Principal only (PO),
zero %, 2038	267,937	217,029
Ser. 08-9, PO, zero %, 2038	190,904	156,541
Ser. 07-89, Class PO, PO, zero %, 2037	150,700	121,241
Ser. 07-64, Class LO, PO, zero %, 2037	539,930	470,306
Ser. 06-56, Class XF, zero %, 2036	72,905	68,843
Ser. 06-16, Class OG, PO, zero %, 2036	74,183	57,788
Ser. 07-15, Class IM, IO, zero %, 2009	1,258,539	945
Ser. 07-16, Class TS, IO, zero %, 2009	5,240,907	4,249
FRB Ser. 06-115, Class SN, zero %, 2036	439,951	302,887
FRB Ser. 06-104, Class EK, zero %, 2036	108,294	91,356
FRB Ser. 05-117, Class GF, zero %, 2036	85,070	70,995
FRB Ser. 05-57, Class UL, zero %,2035	892,522	836,454
FRB Ser. 05-36, Class QA, zero %,2035	189,988	179,380
FRB Ser. 05-65, Class CU, zero %,2034	125,428	115,387
FRB Ser. 05-81, Class DF, zero %,2033	98,883	92,816
FRB Ser. 06-1, Class HF, zero %,2032	81,453	75,508
IFB Ser. 06-75, Class FY, zero %,2036	182,441	164,352
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	78,141	84,856
IFB Ser. T-56, Class 2ASI, IO,
7.629s, 2043	671,040	87,235
Ser. T-58, Class 4A, 7 1/2s, 2043	357,252	371,765
Ser. T-51, Class 2A, 7 1/2s, 2042	418,520	438,662
Ser. T-42, Class A5, 7 1/2s, 2042	300,677	315,147
Ser. T-41, Class 2A, 6.984s, 2032	47,488	48,913
Ser. T-56, Class A, IO, 0.524s, 2043	3,825,477	46,904
Ser. T-56, Class 3, IO, 0.351s, 2043	4,011,104	41,638
Ser. T-56, Class 1, IO, 0.283s, 2043	5,221,360	36,083
Ser. T-56, Class 2, IO, 0.02s, 2043	4,739,593	8,898
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	1,503,238	300,648
First Horizon Alternative Mortgage
Securities FRB Ser. 05-AA10, Class 2A1,
5.742s, 2035	662,402	337,825

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1,
Class 3, IO, 1.683s, 2033	$12,984,090	$313,904
First Union-Lehman Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,174,436
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	162,450
First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2, Class G,
7s, 2035	1,515,000	889,056
Freddie Mac
IFB Ser. 3360, Class SB, 39.08s, 2037	355,286	468,647
IFB Ser. 3339, Class WS, 36.995s, 2037	522,476	696,388
IFB Ser. 3339, Class JS, 35.068s, 2037	453,147	584,740
IFB Ser. 3202, Class PS, 32.07s, 2036	356,767	452,913
IFB Ser. 3349, Class SA, 31.83s, 2037	1,845,154	2,309,255
IFB Ser. 3331, Class SE, 31.83s, 2037	445,240	554,587
IFB Ser. 3202, Class HM, 27.275s, 2036	240,243	289,963
IFB Ser. 3153, Class SX, 27.275s, 2036	317,640	395,602
IFB Ser. 3182, Class PS, 23.82s, 2032	827,489	1,008,949
IFB Ser. 3081, Class DC, 23.782s, 2035	509,985	584,202
IFB Ser. 3211, Class SI, IO, 22.641s, 2036	85,385	36,025
IFB Ser. 3360, Class SC, 22.394s, 2037	738,780	808,964
IFB Ser. 3114, Class GK, 21.62s, 2036	357,030	415,016
IFB Ser. 3408, Class EK, 20.985s, 2037	1,652,098	1,810,323
IFB Ser. 2976, Class KL, 20.002s, 2035	935,499	1,050,912
IFB Ser. 2990, Class DP, 19.892s, 2034	794,765	863,257
IFB Ser. 2979, Class AS, 19.892s, 2034	226,385	246,878
IFB Ser. 3153, Class UT, 19.635s, 2036	195,829	216,506
IFB Ser. 3149, Class SU, 16.376s, 2036	394,469	419,494
IFB Ser. 3065, Class DC, 16.275s, 2035	841,080	894,086
IFB Ser. 2990, Class WP, 13.945s, 2035	528,995	547,307
IFB Ser. 2990, Class LB, 13.891s, 2034	972,723	1,014,997
IFB Ser. 3012, Class FS, 13.888s, 2035	71,741	73,803
IFB Ser. 2927, Class SI, IO, 7s, 2035	1,296,515	126,912
IFB Ser. 2828, Class GI, IO, 6.305s, 2034	1,546,698	173,900
IFB Ser. 3184, Class SP, IO, 6.155s, 2033	1,373,465	111,122
IFB Ser. 2869, Class SH, IO, 6.105s, 2034	683,362	44,655
IFB Ser. 2869, Class JS, IO, 6.055s, 2034	3,255,764	206,028
IFB Ser. 239, IO, 6.005s, 2036	2,636,423	155,153
IFB Ser. 2882, Class LS, IO, 6.005s, 2034	637,157	52,149
IFB Ser. 3203, Class SH, IO, 5.945s, 2036	787,695	65,201
IFB Ser. 2815, Class PT, IO, 5.855s, 2032	1,532,123	122,564
IFB Ser. 2828, Class TI, IO, 5.855s, 2030	704,830	57,119
IFB Ser. 3397, Class GS, IO, 5.805s, 2037	816,737	69,516
IFB Ser. 3297, Class BI, IO, 5.565s, 2037	3,450,298	271,245
IFB Ser. 3287, Class SD, IO, 5.555s, 2037	1,340,444	104,352
IFB Ser. 3281, Class BI, IO, 5.555s, 2037	661,820	55,291
IFB Ser. 3281, Class CI, IO, 5.555s, 2037	628,605	51,518
IFB Ser. 3249, Class SI, IO, 5.555s, 2036	610,144	66,474
IFB Ser. 3028, Class ES, IO, 5.555s, 2035	2,345,676	198,608

233

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 2922, Class SE, IO, 5.555s, 2035	$1,783,139	$177,655
IFB Ser. 3045, Class DI, IO, 5.535s, 2035	8,962,926	657,843
IFB Ser. 3236, Class ES, IO, 5.505s, 2036	1,270,671	104,667
IFB Ser. 3136, Class NS, IO, 5.505s, 2036	2,190,779	173,039
IFB Ser. 3118, Class SD, IO, 5.505s, 2036	2,872,402	221,489
IFB Ser. 2927, Class ES, IO, 5.505s, 2035	1,008,145	67,874
IFB Ser. 2950, Class SM, IO, 5.505s, 2016	1,975,264	178,831
IFB Ser. 3256, Class S, IO, 5.495s, 2036	1,511,420	125,599
IFB Ser. 3031, Class BI, IO, 5.495s, 2035	760,276	70,216
IFB Ser. 3244, Class SB, IO, 5.465s, 2036	945,498	79,974
IFB Ser. 3244, Class SG, IO, 5.465s, 2036	1,101,862	84,400
IFB Ser. 3236, Class IS, IO, 5.455s, 2036	1,710,231	128,267
IFB Ser. 2962, Class BS, IO, 5.455s, 2035	4,314,429	293,813
IFB Ser. 3114, Class TS, IO, 5.455s, 2030	4,645,626	371,065
IFB Ser. 3128, Class JI, IO, 5.435s, 2036	2,525,358	203,544
IFB Ser. 2990, Class LI, IO, 5.435s, 2034	1,466,622	126,134
IFB Ser. 3240, Class S, IO, 5.425s, 2036	3,261,153	236,407
IFB Ser. 3229, Class BI, IO, 5.425s, 2036	276,126	20,644
IFB Ser. 3153, Class JI, IO, 5.425s, 2036	1,595,505	116,631
IFB Ser. 3065, Class DI, IO, 5.425s, 2035	583,060	51,932
IFB Ser. 3145, Class GI, IO, 5.405s, 2036	2,078,488	172,722
IFB Ser. 3114, Class GI, IO, 5.405s, 2036	854,830	75,304
IFB Ser. 3339, Class JI, IO, 5.395s, 2037	3,398,600	227,366
IFB Ser. 3218, Class AS, IO, 5.385s, 2036	1,172,526	84,126
IFB Ser. 3221, Class SI, IO, 5.385s, 2036	1,384,153	99,720
IFB Ser. 3153, Class UI, IO, 5 3/8s, 2036	790,911	74,033
IFB Ser. 3202, Class PI, IO, 5.345s, 2036	3,846,191	281,876
IFB Ser. 3355, Class MI, IO, 5.305s, 2037	950,085	71,585
IFB Ser. 3201, Class SG, IO, 5.305s, 2036	1,764,353	161,721
IFB Ser. 3203, Class SE, IO, 5.305s, 2036	1,581,424	137,536
IFB Ser. 3238, Class LI, IO, 5.295s, 2036	184,956	14,674
IFB Ser. 3171, Class PS, IO, 5.29s, 2036	1,494,704	118,680
IFB Ser. 3152, Class SY, IO, 5.285s, 2036	1,814,104	164,521
IFB Ser. 3366, Class SA, IO, 5.255s, 2037	340,577	25,443
IFB Ser. 3284, Class BI, IO, 5.255s, 2037	1,091,701	84,165
IFB Ser. 3260, Class SA, IO, 5.255s, 2037	1,053,007	69,663
IFB Ser. 3199, Class S, IO, 5.255s, 2036	1,012,432	80,498
IFB Ser. 3284, Class LI, IO, 5.245s, 2037	4,364,611	308,892
IFB Ser. 3281, Class AI, IO, 5.235s, 2037	3,976,003	325,754
IFB Ser. 3311, Class EI, IO, 5.215s, 2037	1,168,940	87,937
IFB Ser. 3311, Class IA, IO, 5.215s, 2037	1,641,515	138,905
IFB Ser. 3311, Class IB, IO, 5.215s, 2037	1,641,515	138,905
IFB Ser. 3311, Class IC, IO, 5.215s, 2037	1,641,515	138,905
IFB Ser. 3311, Class ID, IO, 5.215s, 2037	1,641,515	138,905
IFB Ser. 3311, Class IE, IO, 5.215s, 2037	2,341,611	198,147
IFB Ser. 3240, Class GS, IO, 5.185s, 2036	1,973,386	157,831
IFB Ser. 3257, Class SI, IO, 5 1/8s, 2036	855,231	64,114
IFB Ser. 3225, Class JY, IO, 5.095s, 2036	3,735,228	254,825
IFB Ser. 3416, Class BI, IO, 5.055s, 2038	721,711	53,462

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3339, Class TI, IO, 4.945s, 2037	$1,733,788	$134,819
IFB Ser. 3284, Class CI, IO, 4.925s, 2037	3,041,009	204,201
IFB Ser. 3016, Class SQ, IO, 4.915s, 2035	1,553,062	86,037
IFB Ser. 3397, Class SQ, IO, 4.775s, 2037	2,389,683	160,114
IFB Ser. 3424, Class UI, IO, 4.565s, 2037	253,234	15,596
Ser. 3369, Class BO, PO, zero %, 2037	84,957	74,766
Ser. 3327, Class IF, IO, zero %, 2037	394,422	10,334
Ser. 3391, PO, zero %, 2037	141,833	115,663
Ser. 3292, Class DO, PO, zero %, 2037	124,686	113,383
Ser. 3292, Class OA, PO, zero %, 2037	83,356	65,959
Ser. 3300, PO, zero %, 2037	787,342	665,304
Ser. 3255, Class CO, PO, zero %, 2036	115,037	93,014
Ser. 3218, Class AO, PO, zero %, 2036	72,135	57,925
Ser. 3175, Class MO, PO, zero %, 2036	122,273	103,031
Ser. 3210, PO, zero %, 2036	75,047	63,310
Ser. 3139, Class CO, PO, zero %, 2036	216,223	196,458
Ser. 2587, Class CO, PO, zero %, 2032	635,938	565,627
FRB Ser. 3349, Class DO, zero %, 2037	222,161	200,617
FRB Ser. 3326, Class XF, zero %, 2037	570,997	531,993
FRB Ser. 3326, Class YF, zero %, 2037	992,303	913,935
FRB Ser. 3263, Class TA, zero %, 2037	119,399	102,780
FRB Ser. 3241, Class FH, zero %, 2036	233,044	222,291
FRB Ser. 3231, Class XB, zero %, 2036	173,908	169,267
FRB Ser. 3231, Class X, zero %, 2036	124,764	115,168
FRB Ser. 3147, Class SF, zero %, 2036	541,054	386,956
FRB Ser. 3117, Class AF, zero %, 2036	74,462	62,235
FRB Ser. 3326, Class WF, zero %, 2035	808,989	714,491
FRB Ser. 3036, Class AS, zero %, 2035	76,926	69,730
FRB Ser. 3003, Class XF, zero %, 2035	837,640	744,029
GE Capital Commercial
Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.093s, 2019	73,808,632	232,639
Ser. 05-C2, Class XC, IO, 0.082s, 2043	34,658,386	144,986
Ser. 05-C3, Class XC, IO, 0.064s, 2045	93,234,234	232,555
GMAC Commercial Mortgage
Securities, Inc.
Ser. 99-C3, Class F, 7.896s, 2036	162,000	161,368
Ser. 97-C1, Class X, IO, 1.252s, 2029	1,722,653	110,250
Ser. 05-C1, Class X1, IO, 0.185s, 2043	38,943,547	266,636
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	212,017
Ser. 06-C1, Class XC, IO, 0.07s, 2045	66,707,517	177,118
Government National
Mortgage Association
IFB Ser. 07-38, Class AS, 43.36s, 2037	1,014,807	1,321,535
IFB Ser. 06-34, Class SA, 36.495s, 2036	130,402	157,207
IFB Ser. 07-51, Class SP, 36.435s, 2037	73,406	90,063
IFB Ser. 07-44, Class SP, 33.77s, 2036	538,220	649,042
IFB Ser. 05-66, Class SP, 17.367s, 2035	495,870	513,812

234

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Government National
Mortgage Association
IFB Ser. 05-7, Class JM, 14.776s, 2034	$887,836	$931,613
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	107,666	9,959
IFB Ser. 06-69, Class SI, IO, 6.873s, 2036	212,557	15,757
IFB Ser. 06-62, Class SI, IO, 6.873s, 2036	1,196,110	83,006
IFB Ser. 07-1, Class SL, IO, 6.853s, 2037	543,379	39,522
IFB Ser. 07-1, Class SM, IO, 6.843s, 2037	543,379	39,453
IFB Ser. 05-68, Class PU, IO,
6.793s, 2032	183,868	18,091
IFB Ser. 07-49, Class NY, IO,
6.593s, 2035	4,603,234	325,067
IFB Ser. 07-35, Class TY, IO,
6.393s, 2035	1,271,427	81,104
IFB Ser. 07-26, Class SG, IO,
6.343s, 2037	1,823,325	112,043
IFB Ser. 07-9, Class BI, IO, 6.313s, 2037	3,526,247	224,939
IFB Ser. 07-31, Class CI, IO, 6.303s, 2037	949,796	65,255
IFB Ser. 07-25, Class SA, IO,
6.293s, 2037	1,228,038	79,449
IFB Ser. 07-25, Class SB, IO,
6.293s, 2037	2,392,317	151,290
IFB Ser. 07-22, Class S, IO,
6.293s, 2037	1,032,316	79,815
IFB Ser. 07-11, Class SA, IO,
6.293s, 2037	943,381	69,106
IFB Ser. 07-14, Class SB, IO,
6.293s, 2037	894,794	55,896
IFB Ser. 06-69, Class SA, IO,
6.293s, 2036	406,877	29,040
IFB Ser. 07-51, Class SJ, IO,
6.243s, 2037	1,180,777	90,247
IFB Ser. 07-58, Class PS, IO,
6.193s, 2037	495,453	36,969
IFB Ser. 07-59, Class PS, IO,
6.163s, 2037	918,765	65,856
IFB Ser. 07-59, Class SP, IO,
6.163s, 2037	2,315,249	168,571
IFB Ser. 04-59, Class SC, IO,
6.16s, 2034	720,034	62,040
IFB Ser. 07-68, Class PI, IO,
6.143s, 2037	1,234,310	93,291
IFB Ser. 06-38, Class SG, IO,
6.143s, 2033	3,622,807	194,110
IFB Ser. 07-53, Class SG, IO,
6.093s, 2037	662,045	43,359
IFB Ser. 08-3, Class SA, IO,
6.043s, 2038	2,118,204	119,297
IFB Ser. 07-79, Class SY, IO,
6.043s, 2037	3,685,823	232,575
IFB Ser. 07-64, Class AI, IO,
6.043s, 2037	8,694,391	505,318
IFB Ser. 07-53, Class ES, IO,
6.043s, 2037	929,330	55,115

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 07-10, Class SB, IO,
6.013s, 2037	$1,169,242	$67,208
IFB Ser. 08-4, Class SA, IO,
6.009s, 2038	4,249,012	248,380
IFB Ser. 07-67, Class SI, IO,
6.003s, 2037	3,769,405	219,655
IFB Ser. 07-9, Class DI, IO,
6.003s, 2037	1,776,738	114,708
IFB Ser. 07-57, Class QA, IO,
5.993s, 2037	2,279,334	116,816
IFB Ser. 07-58, Class SA, IO,
5.993s, 2037	749,493	44,166
IFB Ser. 07-58, Class SC, IO,
5.993s, 2037	1,664,187	91,014
IFB Ser. 07-61, Class SA, IO,
5.993s, 2037	1,216,827	62,764
IFB Ser. 07-53, Class SC, IO,
5.993s, 2037	1,047,585	58,413
IFB Ser. 06-28, Class GI, IO,
5.993s, 2035	1,533,892	112,242
IFB Ser. 07-58, Class SD, IO,
5.983s, 2037	1,584,408	85,542
IFB Ser. 07-59, Class SD, IO,
5.963s, 2037	3,610,533	208,916
IFB Ser. 06-49, Class SA, IO,
5.953s, 2036	484,925	27,069
IFB Ser. 05-65, Class SI, IO,
5.843s, 2035	1,628,976	100,182
IFB Ser. 07-26, Class SD, IO,
5.76s, 2037	1,780,376	107,891
IFB Ser. 07-26, Class SL, IO,
5.76s, 2037	76,973	9,669
IFB Ser. 07-17, Class IB, IO,
5.743s, 2037	788,338	60,158
IFB Ser. 06-10, Class SM, IO,
5.743s, 2036	5,894,768	341,248
IFB Ser. 06-14, Class S, IO,
5.743s, 2036	1,405,619	81,086
IFB Ser. 06-11, Class ST, IO,
5.733s, 2036	879,062	50,379
IFB Ser. 07-26, Class SW, IO,
5.693s, 2037	12,359,818	677,973
IFB Ser. 07-27, Class SD, IO,
5.693s, 2037	885,472	72,647
IFB Ser. 07-19, Class SJ, IO,
5.693s, 2037	1,503,857	84,845
IFB Ser. 07-23, Class ST, IO,
5.693s, 2037	1,852,539	101,380
IFB Ser. 07-8, Class SA, IO,
5.693s, 2037	1,345,797	74,090
IFB Ser. 07-9, Class CI, IO,
5.693s, 2037	2,306,261	119,003

235

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Government National
Mortgage Association
IFB Ser. 07-7, Class EI, IO,
5.693s, 2037	$1,555,266	$87,757
IFB Ser. 07-7, Class JI, IO, 5.693s, 2037	2,464,731	129,398
IFB Ser. 07-1, Class S, IO, 5.693s, 2037	1,957,907	110,825
IFB Ser. 07-3, Class SA, IO,
5.693s, 2037	1,869,696	105,499
IFB Ser. 07-48, Class SB, IO,
5.61s, 2037	1,376,566	86,194
IFB Ser. 07-17, Class AI, IO,
5.51s, 2037	3,906,336	295,663
IFB Ser. 07-73, Class MI, IO,
5.493s, 2037	3,916,746	201,289
IFB Ser. 07-9, Class AI, IO,
5.46s, 2037	1,518,124	98,853
IFB Ser. 07-17, Class IC, IO,
5.21s, 2037	2,036,929	148,313
IFB Ser. 07-25, Class KS, IO,
5.16s, 2037	378,734	30,427
IFB Ser. 07-21, Class S, IO,
5.16s, 2037	2,075,381	122,435
IFB Ser. 07-31, Class AI, IO,
5.14s, 2037	1,139,061	84,456
IFB Ser. 07-43, Class SC, IO,
5.06s, 2037	1,297,447	78,393
IFB Ser. 07-67, Class EI, IO,
0.02s, 2037	2,019,112	691
IFB Ser. 07-67, Class GI, IO,
0.02s, 2037	5,912,531	2,023
Ser. 07-73, Class MO, PO,
zero %, 2037	301,682	259,193
FRB Ser. 07-73, Class KI, IO,
zero %, 2037	3,013,163	8,847
FRB Ser. 07-73, Class KM, zero %, 2037	300,951	219,556
FRB Ser. 07-49, Class UF, zero %, 2037	86,384	79,676
FRB Ser. 07-35, Class UF, zero %, 2037	152,752	130,963
FRB Ser. 07-22, Class TA, zero %, 2037	97,116	91,552
FRB Ser. 98-2, Class EA, PO,
zero %, 2028	214,199	177,042
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO, 3.271s, 2045	2,086,334	48,246
Greenwich Capital Commercial
Funding Corp. Ser. 05-GG5, Class XC,
IO, 0.067s, 2037	75,492,997	324,620
Greenwich Capital Commercial
Funding Corp. 144A Ser. 07-GG9, Class X,
IO, 0.323s, 2039	11,097,849	116,527
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.799s, 2045	928,000	621,187
Ser. 06-GG6, Class A2, 5.506s, 2038	1,238,000	1,085,475
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	27,425

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	$528,000	$422,400
FRB Ser. 07-EOP, Class J, 2.726s, 2009	171,000	102,600
Ser. 06-GG8, Class X, IO, 0.666s, 2039	10,610,090	424,404
Ser. 04-C1, Class X1, IO, 0.478s, 2028	6,855,893	48,677
Ser. 03-C1, Class X1, IO, 0.237s, 2040	8,349,434	126,142
Ser. 05-GG4, Class XC, IO,
0.193s, 2039	42,362,820	957,400
Ser. 06-GG6, Class XC, IO,
0.046s, 2038	45,587,243	159,555
GSMPS Mortgage LoanTrust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	113,529	102,955
Ser. 05-RP3, Class 1A3, 8s, 2035	384,927	343,327
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	310,619	274,175
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	334,265	325,468
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	365,963	352,501
IFB Ser. 04-4, Class 1AS, IO, 4.7s, 2034	6,036,304	392,360
GSR Mortgage Loan Trust Ser. 05-AR2,
Class 2A1, 4.833s, 2035	654,233	431,794
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035 (Cayman Islands)	95,889	1,918
HSI Asset Loan Obligation FRB
Ser. 07-AR1, Class 2A1, 6.129s, 2037	1,485,764	668,594
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 0.581s, 2037	1,755,084	1,186,670
IndyMac Indx Mortgage Loan Trust
FRB Ser. 05-AR31, Class 3A1,
5.601s, 2036	1,771,561	938,927
FRB Ser. 07-AR11, Class 1A1,
5.584s, 2037	1,375,224	632,603
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	377,000	271,440
FRB Ser. 07-LD12, Class AM,
6.062s, 2051	2,258,000	979,472
FRB Ser. 07-LD12, Class A3,
5.99s, 2051	8,744,000	5,791,022
Ser. 07-CB20, Class A3, 5.863s, 2051	2,329,000	1,523,752
FRB Ser. 07-LD11, Class A3,
5.819s, 2049	1,157,000	689,545
Ser. 06-CB15, Class A4, 5.814s, 2043	1,799,000	1,425,875
Ser. 07-CB20, Class A4, 5.794s, 2051	515,000	365,974
Ser. 06-CB14, Class A4, 5.481s, 2044	1,727,000	1,310,644
FRB Ser. 04-PNC1, Class A4,
5.368s, 2041	16,000	13,134
Ser. 05-CB12, Class A4, 4.895s, 2037	42,000	33,482
Ser. 04-C3, Class A5, 4.878s, 2042	40,000	32,728
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	397,783
Ser. 06-LDP8, Class X, IO,
0.573s, 2045	14,095,888	280,711
Ser. 06-CB17, Class X, IO,
0.513s, 2043	17,565,329	367,115

236

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-LDP9, Class X, IO, 0.455s, 2047	$4,096,033	$70,452
Ser. 07-LDPX, Class X, IO, 0.347s, 2049	21,953,130	270,024
Ser. 06-CB16, Class X1, IO, 0.092s, 2045	16,052,275	122,484
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	473,000	455,121
Ser. 03-ML1A, Class X1, IO,
0.572s, 2039	1,651,273	67,702
Ser. 05-CB12, Class X1, IO,
0.106s, 2037	22,038,891	147,661
Ser. 05-LDP3, Class X1, IO,
0.085s, 2042	55,026,182	291,639
Ser. 07-CB20, Class X1, IO,
0.074s, 2051	35,201,740	295,695
Ser. 06-LDP6, Class X1, IO,
0.062s, 2043	44,266,369	150,506
Ser. 05-LDP5, Class X1, IO,
0.061s, 2044	142,394,925	469,903
Ser. 06-CB14, Class X1, IO,
0.061s, 2044	18,165,417	49,047
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	253,339
Ser. 99-C1, Class G, 6.41s, 2031	337,198	152,951
Ser. 98-C4, Class G, 5.6s, 2035	260,000	234,009
Ser. 98-C4, Class H, 5.6s, 2035	441,000	80,518
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	14,000	11,526
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	600,656
Ser. 07-C2, Class XW, IO,
0.536s, 2040	4,721,525	91,255
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO,
0.718s, 2038	12,497,551	286,300
Ser. 03-C5, Class XCL, IO,
0.251s, 2037	6,459,599	90,015
Ser. 05-C3, Class XCL, IO,
0.207s, 2040	26,514,240	307,435
Ser. 05-C2, Class XCL, IO,
0.166s, 2040	70,127,581	423,648
Ser. 05-C7, Class XCL, IO,
0.143s, 2040	34,086,486	160,135
Ser. 05-C5, Class XCL, IO,
0.138s, 2020	28,247,833	211,627
Ser. 06-C7, Class XCL, IO,
0.117s, 2038	19,106,573	164,693
Ser. 06-C1, Class XCL, IO,
0.084s, 2041	42,775,163	246,543
Ser. 07-C2, Class XCL, IO,
0.076s, 2040	40,572,362	260,178

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Lehman Brothers Floating Rate Commercial
Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H, 2.145s, 2017	$377,000	$282,750
FRB Ser. 05-LLFA, Class J, 1.995s, 2018	173,000	129,750
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 38.093s, 2036	252,494	324,946
IFB Ser. 07-5, Class 4A3, 37.253s, 2037	775,915	826,350
IFB Ser. 06-7, Class 4A2, IO,
7.279s, 2036	1,272,888	115,291
IFB Ser. 07-5, Class 8A2, IO,
7.249s, 2036	1,259,521	102,643
Ser. 07-1, Class 3A2, IO, 6.779s, 2037	1,568,013	127,604
IFB Ser. 06-9, Class 3A2, IO,
6.759s, 2037	910,877	76,830
IFB Ser. 07-4, Class 3A2, IO,
6.729s, 2037	1,199,230	94,020
IFB Ser. 06-5, Class 2A2, IO,
6.679s, 2036	2,712,681	200,060
IFB Ser. 07-2, Class 2A13, IO,
6.219s, 2037	2,198,711	163,529
IFB Ser. 07-4, Class 2A2, IO,
6.199s, 2037	5,023,359	339,077
IFB Ser. 07-1, Class 2A3, IO,
6.159s, 2037	2,493,315	183,882
Ser. 06-9, Class 2A3, IO, 6.149s, 2036	3,088,246	239,655
IFB Ser. 06-9, Class 2A2, IO,
6.149s, 2037	2,270,327	171,733
IFB Ser. 06-7, Class 2A4, IO,
6.079s, 2036	4,385,592	312,364
IFB Ser. 06-7, Class 2A5, IO,
6.079s, 2036	4,121,393	293,546
IFB Ser. 06-6, Class 1A2, IO,
6.029s, 2036	1,636,448	114,551
IFB Ser. 06-6, Class 1A3, IO,
6.029s, 2036	2,412,400	168,868
IFB Ser. 07-5, Class 10A2, IO,
5.869s, 2037	2,453,483	171,744
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.64s, 2034	57,995	31,854
FRB Ser. 04-13, Class 3A6,
3.788s, 2034	1,066,000	841,491
Ser. 04-03, Class 4AX, IO,
0.376s, 2034	722,338	3,323
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	2,024,214	5,061
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	271,711	270,432
Ser. 05-1, Class 1A4, 7 1/2s, 2034	482,432	466,035
Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 1.091s, 2027	1,748,207	1,125,872
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.124s, 2049	37,862,537	272,149
Merrill Lynch Floating Trust 144A FRB
Ser. 06-1, Class TM, 1.695s, 2022	408,848	251,441

237

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.805s, 2030	$283,000	$265,693
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	1,561,001	1,155,141
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	640,000	415,456
FRB Ser. 07-C1, Class A4, 5.829s, 2050	720,000	518,750
FRB Ser. 04-BPC1, Class A5,
4.855s, 2041	41,000	31,585
FRB Ser. 05-MCP1, Class A4,
4.747s, 2043	40,000	32,080
Ser. 05-MCP1, Class XC, IO,
0.122s, 2043	27,894,567	219,427
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.255s, 2039	6,299,086	88,706
Ser. 05-LC1, Class X, IO, 0.1s, 2044	15,064,716	72,324
Merrill Lynch/Countrywide Commercial
Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	1,790,000	1,284,126
FRB Ser. 07-8, Class A2, 5.92s, 2049	1,129,000	734,904
Ser. 07-9, Class A4, 5.748s, 2049	2,914,000	2,059,143
Merrill Lynch/Countrywide Commercial
Mortgage Trust 144A Ser. 07-7, Class X,
IO, 0.019s, 2050	76,906,578	140,348
Mezz Cap Commercial Mortgage
Trust 144A
Ser. 04-C1, Class X, IO, 7.795s, 2037	1,363,606	179,809
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,076,213	133,120
Ser. 05-C3, Class X, IO, 5.555s, 2044	1,172,464	111,712
Ser. 06-C4, Class X, IO, 5.074s, 2016	3,458,022	375,919
Morgan Stanley Capital 144A Ser. 05-RR6,
Class X, IO, 1.59s, 2043	4,954,857	119,065
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	553,000	461,368
FRB Ser. 06-IQ11, Class A4,
5.772s, 2042	1,799,000	1,376,440
FRB Ser. 07-IQ14, Class AM,
5.691s, 2049	709,000	339,452
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,708,000	1,370,721
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	743,967
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	790,000	79,000
Ser. 04-RR, Class F6, 6s, 2039	820,000	73,800
Ser. 05-HQ6, Class X1, IO,
0.115s, 2042	30,695,598	169,329
Ser. 05-HQ5, Class X1, IO,
0.093s, 2042	8,662,751	36,817
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.807s, 2035	1,629,552	879,958
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.094s, 2030	470,000	282,000
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 7.379s, 2035	183,253	166,404

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	$159,760	$149,647
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,495,120
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	59,305
Ser. 00-C2, Class J, 6.22s, 2033	439,000	276,570
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO,
6.219s, 2037	5,027,941	339,386
Ser. 07-A5, Class 2A3, 6s, 2037	564,029	310,216
Residential Funding Mortgage Securities I
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	1,182,703	1,137,612
Saco I Trust FRB Ser. 05-10, Class 1A1,
0.731s, 2033	451,817	160,395
Salomon Brothers Mortgage Securities VII
144A Ser. 02-KEY2, Class X1, IO,
0.66s, 2036	9,236,232	332,504
SBA CMBS Trust 144A Ser. 05-1A,
Class D, 6.219s, 2035	215,000	157,480
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018
(Cayman Islands)	336,000	245,280
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)	228,000	125,400
Ser. 04-1A, Class L, 5s, 2018
(Cayman Islands)	150,000	84,000
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	3,774,635	1,849,571
Ser. 04-8, Class 1A3, 5.339s, 2034	7,816	3,662
FRB Ser. 05-18, Class 6A1,
5.256s, 2035	786,952	495,780
Ser. 05-9, Class AX, IO, 1.462s, 2035	7,546,658	113,200
Structured Adjustable Rate Mortgage Loan
Trust 144A Ser. 04-NP2, Class A,
0.821s, 2034	327,093	199,527
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.779s, 2037	18,806,606	1,269,446
Ser. 07-4, Class 1A4, IO, 1s, 2037	19,898,562	673,312
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO,
4.386s, 2037	4,607,797	276,468
Ser. 06-RF4, Class 1A, IO,
0.356s, 2036	2,535,946	141,666
Wachovia Bank Commercial
Mortgage Trust
FRB Ser. 07-C33, Class A3,
5.902s, 2051	1,405,000	925,681
Ser. 07-C30, Class A3, 5.246s, 2043	1,743,000	1,302,791
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,057,174
Ser. 06-C28, Class XC, IO, 0.38s, 2048	9,303,657	119,366
Ser. 06-C29, IO, 0.375s, 2048	36,352,128	552,189
Ser. 07-C34, IO, 0.356s, 2046	9,409,681	147,073

238

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (56.4%)* continued

Principal amount		Value

Wachovia Bank Commercial Mortgage
Trust 144A
FRB Ser. 05-WL5A, Class L,
4.495s, 2018	$313,000	$187,800
Ser. 03-C3, Class IOI, IO, 0.416s, 2035	6,533,978	128,185
Ser. 07-C31, IO, 0.261s, 2047	36,738,547	383,550
Ser. 06-C27, Class XC, IO,
0.078s, 2045	18,336,431	90,215
Ser. 06-C23, Class XC, IO,
0.055s, 2045	38,796,268	115,613
Ser. 06-C26, Class XC, IO,
0.039s, 2045	14,598,943	26,862
WAMU Commercial Mortgage Securities
Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	14,205
Ser. 06-SL1, Class X, IO, 0.936s, 2043	3,088,584	78,543
Ser. 07-SL2, Class X, IO, 0.851s, 2049	5,960,071	135,174
WAMU Mortgage Pass-Through Certificates
FRB Ser. 04-AR1, Class A, 4.229s, 2034	126,537	88,576
Washington Mutual Mortgage
Pass-Through Certificates Ser. 07-2,
Class CX, IO, 7s, 2037	310,735	32,627
Washington Mutual Multi-Fam., Mtge.
144A Ser. 01-1, Class B5, 7.189s,
2031 (Cayman Islands)	572,000	402,845
Wells Fargo Mortgage Backed
Securities Trust
Ser. 06-AR10, Class 3A1, 4.818s, 2036	877,705	466,692
Ser. 05-AR2, Class 2A1, 4.552s, 2035	478,391	339,774
Ser. 05-AR9, Class 1A2, 4.425s, 2035	418,220	146,377
Ser. 04-R, Class 2A1, 4.368s, 2034	459,149	351,733
Ser. 05-AR12, Class 2A5, 4.359s, 2035	7,512,000	3,447,304
Ser. 05-AR10, Class 2A18, IO,
0.61s, 2035	18,344,000	25,829

Total collateralized mortgage obligations
(cost $232,410,165)		$216,390,630

CORPORATE BONDS AND NOTES (25.4%)*

Principal amount		Value

Basic materials (0.8%)
ArcelorMittal sr. unsec. unsub. notes 6 1/8s,
2018 (Luxembourg)	$140,000	$95,866
Domtar Corp. company guaranty Ser. *,
7 7/8s, 2011 (Canada)	125,000	106,250
Dow Chemical Co. (The) Pass Through
Trust 144A company guaranty 4.027s, 2009	1,190,000	1,170,091
Freeport-McMoRan Copper & Gold, Inc.
sr. sec. notes 6 7/8s, 2014	215,000	193,500
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017	115,000	94,588
Georgia-Pacific Corp. debs. 9 1/2s, 2011	228,000	215,460
Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	244,400
International Paper Co. bonds 7.95s, 2018	145,000	114,602

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Basic materials continued
International Paper Co. bonds 7.4s, 2014	$45,000	$34,804
Monsanto Co. company guaranty sr. unsec.
notes 5 7/8s, 2038	125,000	134,058
Mosaic Co. (The) 144A sr. unsec. unsub.
notes 7 5/8s, 2016	225,000	180,000
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012	100,000	73,000
Steel Dynamics, Inc. company guaranty sr.
unsec. unsub. notes 6 3/4s, 2015	170,000	117,300
Westvaco Corp. unsec. notes 7 1/2s, 2027	63,000	57,031
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016 (Canada)	305,000	192,540
		3,023,490

Capital goods (1.0%)
Caterpillar Financial Services Corp.
sr. unsec. notes 4.85s, 2012	335,000	317,844
Caterpillar Financial Services Corp.
sr. unsec. notes Ser. MTN, 5.85s, 2017	610,000	597,127
Eaton Corp. notes 5.6s, 2018	100,000	95,919
John Deere Capital Corp. sr. unsec. notes
Ser. MTN, 5.35s, 2018	145,000	137,614
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015	240,000	224,400
L-3 Communications Corp. sr. sub. notes
5 7/8s, 2015	185,000	166,500
Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)	323,000	282,537
Parker Hannifin Corp. sr. unsec. unsub.
notes 6 1/4s, 2038	205,000	202,267
Rexam PLC 144A bond 6 3/4s, 2013
(United Kingdom)	935,000	910,811
United Technologies Corp. sr. unsec. notes
6 1/8s, 2038	245,000	266,443
United Technologies Corp. sr. unsec. notes
5 3/8s, 2017	530,000	543,132
		3,744,594

Communication services (3.3%)
American Tower Corp. 144A sr. notes
7s, 2017	505,000	449,450
Ameritech Capital Funding company
guaranty 6 1/4s, 2009	325,000	328,783
AT&T Wireless Services, Inc. sr. notes
8 3/4s, 2031	494,000	617,542
AT&T, Inc. sr. unsec. unsub. bonds
5 1/2s, 2018	130,000	131,381
AT&T, Inc. sr. unsec. unsub. notes
6.3s, 2038	1,500,000	1,645,010
AT&T, Inc. sr. unsec. unsub. notes
4.95s, 2013	465,000	468,487
Bellsouth Capital Funding unsec. notes
7 7/8s, 2030	480,000	526,635
British Telecommunications PLC sr. unsec.
notes 5.15s, 2013 (United Kingdom)	765,000	714,663

239

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Communication services continued
Comcast Cable Communications company
guaranty sr. unsub. notes 8 7/8s, 2017	$400,000	$427,142
Comcast Corp. company guaranty
sr. unsec. unsub. notes 6.95s, 2037	205,000	215,876
Cox Communications, Inc. notes
7 1/8s, 2012	135,000	129,197
Cox Communications, Inc. 144A notes
5 7/8s, 2016	125,000	109,120
France Telecom notes 8 1/2s, 2031 (France)	85,000	106,717
Nextel Communications, Inc. sr. notes
Ser. E, 6 7/8s, 2013	245,000	104,485
Rogers Communications Inc. company
guaranty notes 6.8s, 2018 (Canada)	295,000	298,688
Rogers Wireless, Inc. sec. notes 6 3/8s,
2014 (Canada)	475,000	451,534
Southwestern Bell Telephone debs.
7s, 2027	425,000	374,043
TCI Communications, Inc. company
guaranty 7 7/8s, 2026	960,000	996,145
TCI Communications, Inc. debs.
9.8s, 2012	670,000	706,317
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Luxembourg)	100,000	76,125
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Luxembourg)	145,000	110,563
Telecom Italia Capital SA company
guaranty 4s, 2010 (Luxembourg)	70,000	64,103
Telefonica Emisones SAU company
guaranty 7.045s, 2036 (Spain)	295,000	328,911
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)	140,000	137,928
Telefonica Europe BV company
guaranty 8 1/4s, 2030 (Netherlands)	240,000	281,056
Verizon New England, Inc. sr. notes
6 1/2s, 2011	975,000	967,860
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	37,843
Verizon Pennsylvania, Inc. debs.
8.35s, 2030	405,000	395,553
Verizon Virginia, Inc. debs. Ser. A,
4 5/8s, 2013	255,000	230,781
Verizon Wireless, Inc. 144A sr. unsec.
unsub. notes 8 1/2s, 2018	470,000	542,149
Vodafone Group PLC unsec. notes 6.15s,
2037 (United Kingdom)	625,000	617,770
		12,591,857

Conglomerates (0.1%)
Honeywell International, Inc. sr. unsec.
notes 5.3s, 2018	185,000	187,942
Siemens Financieringsmaatschappij 144A
notes 5 3/4s, 2016 (Netherlands)	285,000	284,972
		472,914

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Consumer cyclicals (1.6%)
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	$175,000	$136,502
DaimlerChrysler NA Holding Corp.
company guaranty unsec. notes 7.2s, 2009	695,000	674,312
DaimlerChrysler NA Holding Corp.
company guaranty unsec. unsub. notes
Ser. MTN, 5 3/4s, 2011	720,000	608,068
JC Penney Co., Inc. debs. 7.65s, 2016	40,000	31,363
JC Penney Co., Inc. notes 6 7/8s, 2015	380,000	302,628
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	60,000	45,427
News America Holdings, Inc. company
guaranty 7 3/4s, 2024	420,000	421,164
News America Holdings, Inc. debs.
7 3/4s, 2045	550,000	536,715
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	223,310
Starwood Hotels & Resorts Worldwide, Inc.
sr. unsec. notes 6 1/4s, 2013	590,000	407,100
Target Corp. bonds 6 1/2s, 2037	690,000	592,483
Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	575,000	603,023
Time Warner Cable, Inc. company
guaranty sr. unsec. 6 3/4s, 2018	40,000	38,441
Time Warner Entertainment Co., LP
debs. 8 3/8s, 2023	5,000	5,035
Time Warner, Inc. debs. 9.15s, 2023	325,000	346,613
Time Warner, Inc. debs. 9 1/8s, 2013	885,000	877,040
Vulcan Materials Co. sr. unsec. unsub.
notes 5.6s, 2012	355,000	306,891
Wal-Mart Stores, Inc. sr. unsec. notes
6.2s, 2038	130,000	145,394
		6,301,509

Consumer staples (1.9%)
Altria Group, Inc. company guaranty
sr. unsec. unsub. notes 8 1/2s, 2013	245,000	256,345
Campbell Soup Co. debs. 8 7/8s, 2021	345,000	440,252
ConAgra Foods, Inc. unsec. notes
7 7/8s, 2010	1,115,000	1,153,743
CVS Caremark Corp. sr. unsec. FRN
6.302s, 2037	790,000	402,900
CVS Caremark Corp. 144A pass-through
certificates 6.117s, 2013	674,667	637,267
Delhaize Group sr. unsub. notes 6 1/2s,
2017 (Belgium)	230,000	208,839
Diageo Capital PLC company guaranty
5 3/4s, 2017 (United Kingdom)	630,000	609,589
Diageo Capital PLC company guaranty
5.2s, 2013 (United Kingdom)	270,000	265,685
Estee Lauder Cos., Inc. (The) sr. unsec.
notes 6s, 2037	420,000	359,373
Estee Lauder Cos., Inc. (The) sr. unsec.
notes 5.55s, 2017	115,000	106,145
Kellogg Co. sr. unsub. 5 1/8s, 2012	65,000	66,375

240

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Consumer staples continued
Kraft Foods, Inc. notes 6 1/8s, 2018	$295,000	$293,623
Kroger Co. company guaranty 6 3/4s, 2012	20,000	20,187
Kroger Co. company guaranty 6.4s, 2017	200,000	201,693
McDonald’s Corp. sr. unsec. Ser. MTN,
6.3s, 2038	220,000	242,642
McDonald’s Corp. sr. unsec. bond
6.3s, 2037	345,000	378,761
McDonald’s Corp. sr. unsec. bond
5.8s, 2017	175,000	186,661
SABMiller PLC 144A notes 6 1/2s, 2018
(United Kingdom)	465,000	419,961
Sara Lee Corp. sr. unsec. unsub. notes
6 1/4s, 2011	350,000	346,479
Tesco PLC 144A sr. unsec. unsub. notes
6.15s, 2037 (United Kingdom)	450,000	397,431
Yum! Brands, Inc. sr. unsec. unsub.
6 1/4s, 2018	355,000	306,324
		7,300,275

Energy (1.3%)
Amerada Hess Corp. unsub notes
6.65s, 2011	90,000	89,964
Anadarko Petroleum Corp. sr. notes
5.95s, 2016	268,000	235,037
CenterPoint Energy Resources Corp.
notes 7 3/4s, 2011	515,000	492,932
Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013	420,000	361,200
ConocoPhillips company guaranty sr. unsec.
bond 5.9s, 2038	245,000	244,281
ConocoPhillips company guaranty sr. unsec.
notes 5.2s, 2018	120,000	118,944
El Paso Natural Gas Co. sr. unsec. notes
5.95s, 2017	50,000	39,731
Enterprise Products Operating LP
company guaranty FRB 8 3/8s, 2066	505,000	277,750
Enterprise Products Operating LP
company guaranty FRB 7.034s, 2068	75,000	35,250
EOG Resources, Inc. sr. unsec. notes
5 7/8s, 2017	260,000	263,949
Forest Oil Corp. sr. notes 8s, 2011	250,000	228,125
Motiva Enterprises, LLC 144A sr. notes
5.2s, 2012	90,000	95,516
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	280,000	222,600
Nexen, Inc. unsec. unsub. notes 6.4s,
2037 (Canada)	240,000	187,796
Peabody Energy Corp. sr. notes
5 7/8s, 2016	325,000	276,250
Petro-Canada sr. unsec. unsub. notes
6.05s, 2018 (Canada)	50,000	41,209
Premcor Refining Group, Inc. sr. notes
7 1/2s, 2015	600,000	540,250
Sunoco, Inc. notes 4 7/8s, 2014	260,000	218,687

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Energy continued
Tesoro Corp. company guaranty
6 1/2s, 2017	$105,000	$57,619
Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds
6.8s, 2037	95,000	72,969
Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds
6.35s, 2017	115,000	98,145
Weatherford International, Ltd. company
guaranty 6 1/2s, 2036	350,000	262,732
Weatherford International, Ltd. sr. notes
5 1/2s, 2016	195,000	167,624
XTO Energy, Inc. sr. unsec. notes
6 3/4s, 2037	305,000	285,652
XTO Energy, Inc. sr. unsec. unsub. notes
6 1/2s, 2018	245,000	237,166
		5,151,378

Financials (8.7%)
AGFC Capital Trust I company guaranty
6s, 2067	270,000	54,000
Allstate Life Global Funding Trusts notes
Ser. MTN, 5 3/8s, 2013	415,000	408,525
American Express Bank FSB notes
Ser. BKN1, 5.55s, 2012	350,000	332,481
American Express Bank FSB sr. unsec.
FRN Ser. BKNT, 0.706s, 2017	570,000	331,340
American International Group, Inc. jr. sub.
bond 6 1/4s, 2037	845,000	316,875
Ameriprise Financial, Inc. jr. sub.
FRN 7.518s, 2066	580,000	314,078
Amvescap PLC company guaranty
5 5/8s, 2012	215,000	216,819
Bank of New York Mellon Corp. (The)
sr. unsec. unsub. notes Ser. G, 4.95s, 2012	245,000	248,740
BankAmerica Capital III bank guaranty
jr. unsec. FRN Ser. *, 5.323s, 2027	465,000	246,563
Barclays Bank PLC unsec. FRN 3.313s,
2049 (United Kingdom)	500,000	285,000
Barclays Bank PLC 144A sub. bonds
FRB 7.7s, 2049 (United Kingdom)	130,000	86,493
Bear Stearns Cos., Inc. (The) notes
Ser. MTN, 6.95s, 2012	700,000	727,001
Bear Stearns Cos., Inc. (The) sr. notes
6.4s, 2017	455,000	472,918
Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	975,000	1,068,460
Bosphorus Financial Services, Ltd. 144A
sec. sr. notes FRN 3.949s, 2012
(Cayman Islands)	735,313	625,929
Capital One Capital III company guaranty
7.686s, 2036	475,000	216,923
Capital One Financial Corp. sr. unsec.
unsub. notes FRN Ser. MTN, 2.469s, 2009	90,000	85,680
Chubb Corp. (The) sr. notes 6 1/2s, 2038	235,000	224,344

241

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Financials continued
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	$825,000	$247,500
CIT Group, Inc. sr. notes 5.4s, 2013	60,000	45,314
CIT Group, Inc. sr. notes 5s, 2014	470,000	341,597
Citigroup, Inc. sr. notes 6 1/2s, 2013	480,000	484,361
Citigroup, Inc. sr. unsec. bonds
6 7/8s, 2038	280,000	323,361
Citigroup, Inc. sr. unsec. notes
6 1/8s, 2018	1,440,000	1,456,016
Citigroup, Inc. sub. notes 5s, 2014	530,000	466,178
CNA Financial Corp. unsec. notes
6 1/2s, 2016	305,000	215,989
CNA Financial Corp. unsec. notes 6s, 2011	305,000	252,271
Credit Suisse Guernsey Ltd. jr. sub. FRN
5.86s, 2049 (Guernsey)	576,000	268,838
Deutsche Bank AG/London notes 4 7/8s,
2013 (Germany)	325,000	319,082
Deutsche Bank Capital Funding Trust VII
144A FRB 5.628s, 2049	495,000	211,539
Dresdner Funding Trust I 144A bonds
8.151s, 2031	575,000	227,695
Duke Realty LP sr. unsec. notes
6 1/2s, 2018	185,000	82,571
Duke Realty LP sr. unsec. notes
6 1/4s, 2013 (R)	115,000	80,169
Equity One, Inc. notes 5 3/8s, 2015 (R)	290,000	188,983
Erac USA Finance Co. 144A company
guaranty 6 3/8s, 2017	280,000	194,323
Fleet Capital Trust V bank guaranty FRN
2.848s, 2028	675,000	477,593
Fund American Cos., Inc. notes
5 7/8s, 2013	485,000	355,702
GATX Financial Corp. notes 5.8s, 2016	235,000	188,186
General Electric Capital Corp. sr. unsec.
FRN Ser. MTN, 2.435s, 2016	100,000	68,923
General Electric Capital Corp. sr. unsec.
notes 5 7/8s, 2038	960,000	939,706
General Electric Capital Corp. sub. notes
FRN 6 3/8s, 2067	565,000	355,141
Genworth Life Institutional Funding Trust
notes Ser. MTN, 5 7/8s, 2013	410,000	260,719
GMAC, LLC sr. unsec. unsub. notes FRN
3.399s, 2009	555,000	530,025
Goldman Sachs Group, Inc (The) sr. unsec.
6.15s, 2018	230,000	221,021
Goldman Sachs Group, Inc. (The) sr. notes
5.45s, 2012	500,000	477,207
Goldman Sachs Group, Inc. (The) sub.
notes 6 3/4s, 2037	1,200,000	987,275
Health Care Property Investors, Inc.
sr. unsec. notes 6s, 2017	320,000	154,222
Health Care REIT, Inc. sr. notes
6s, 2013 (R)	160,000	108,555

CORPORATE BONDS AND NOTES (25.4%)* continued

	Principal amount	Value

Financials continued
Highwood Properties, Inc. sr. unsec.
bonds 5.85s, 2017 (R)	$410,000	$253,624
Hospitality Properties Trust notes
6 3/4s, 2013 (R)	325,000	201,159
HRPT Properties Trust notes
6 1/4s, 2016 (R)	245,000	130,498
HSBC Finance Capital Trust IX FRN
5.911s, 2035	1,400,000	585,766
HSBC Holdings PLC sub. notes 6 1/2s,
2037 (United Kingdom)	1,360,000	1,381,196
ILFC E-Capital Trust II 144A FRB
6 1/4s, 2065	1,060,000	471,700
iStar Financial, Inc. sr. unsec. notes
5 7/8s, 2016 (R)	335,000	95,475
iStar Financial, Inc. sr. unsec. notes Ser. B,
4 7/8s, 2009 (R)	335,000	304,013
JPMorgan Chase Bank NA sub. notes
6s, 2017	405,000	408,515
JPMorgan Chase Capital XVIII bonds
Ser. R, 6.95s, 2036	337,000	283,952
JPMorgan Chase Capital XXV bonds
6.8s, 2037	365,000	336,306
Liberty Mutual Insurance 144A notes
7.697s, 2097	900,000	597,985
Loews Corp. notes 5 1/4s, 2016	210,000	189,576
Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	655,000	618,036
Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	395,000	350,435
Merrill Lynch & Co., Inc. jr. sub. bonds
7 3/4s, 2038	875,000	963,971
Merrill Lynch & Co., Inc. notes FRN
Ser. MTN, 3.735s, 2011	340,000	301,095
MetLife Capital Trust IV jr. sub. debs.
7 7/8s, 2067	1,500,000	941,043
Monumental Global Funding, Ltd. 144A
notes 5 1/2s, 2013 (Cayman Islands)	335,000	316,042
Morgan Stanley & Co. sr. unsec. notes
Ser. MTN, 5 3/4s, 2016	445,000	373,921
Nationwide Financial Services, Inc. notes
5 5/8s, 2015	235,000	199,266
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	270,000	245,085
Nationwide Health Properties, Inc.
unsec. notes 6 1/4s, 2013 (R)	445,000	352,913
Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	205,000	129,527
Nuveen Investments, Inc. sr. unsec. notes
5 1/2s, 2015	205,000	31,006
OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	476,365
Prudential Financial, Inc. sr. unsec. unsub.
notes Ser. MTNB, 5.1s, 2014	205,000	171,467

242

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Financials continued
Prudential Holdings LLC 144A bonds
8.695s, 2023	$650,000	$626,399
Regency Centers LP sr. unsec. 5 7/8s, 2017	265,000	167,825
Rouse Co. (The) notes 7.2s, 2012 (R)	270,000	93,825
Rouse Co., LP (The) / TRC Property
Holdings, Inc. 144A sr. unsec. unsub. notes
6 3/4s, 2013 (R)	170,000	61,200
Royal Bank of Scotland Group PLC jr. sub.
notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom)	300,000	120,000
Simon Property Group LP sr. unsec. notes
6 1/8s, 2018 (R)	370,000	250,534
Simon Property Group LP unsub. bonds
5 3/4s, 2015 (R)	153,000	99,939
SLM Corp. notes Ser. MTNA,
4 1/2s, 2010	525,000	455,630
Sovereign Bancorp, Inc. sr. notes
4.8s, 2010	295,000	264,612
State Street Capital Trust IV company
guaranty jr. unsec. sub. bond FRB
2.996s, 2037	200,000	84,177
Swiss Re Capital I LP 144A company
guaranty FRN 6.854s, 2049
(United Kingdom)	355,000	136,566
Wachovia Bank NA sr. unsec. sub. notes
6.6s, 2038	285,000	309,199
Wachovia Bank NA sub. notes Ser. BKNT,
6s, 2017	930,000	897,753
Wells Fargo & Co. sr. notes 4 3/8s, 2013	870,000	851,918
Wells Fargo Capital XV jr. sub. unsec.
company guaranty FRN 9 3/4s, 2049	375,000	382,500
Westfield Group sr. notes 5.7s,
2016 (Australia)	365,000	243,805
Westpac Capital Trust III 144A sub. notes
FRN 5.819s, 2049 (Australia)	645,000	327,828
Willis Group North America, Inc.
company guaranty 6.2s, 2017	245,000	169,732
ZFS Finance USA Trust I 144A bonds FRB
6 1/2s, 2037	865,000	389,250
		33,434,860

Health care (0.7%)
Aetna, Inc. sr. unsec. unsub. notes
6 3/4s, 2037	805,000	678,146
AstraZeneca PLC sr. unsub. notes
5.9s, 2017 (United Kingdom)	730,000	775,795
GlaxoSmith Kline Capital Inc, company
guaranty sr. notes 5.65s, 2018	440,000	462,144
Hospira, Inc. sr. notes 6.05s, 2017	45,000	36,550
Hospira, Inc. sr. notes 5.55s, 2012	200,000	189,494
UnitedHealth Group, Inc. sr. unsec. notes
5.8s, 2036	200,000	149,766

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Health care continued
UnitedHealth Group, Inc. sr. unsec. notes
5 1/2s, 2012	$305,000	$277,940
Ventas Realty LP/Capital Corp. sr. notes
6 3/4s, 2017 (R)	190,000	144,400
		2,714,235

Technology (0.7%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	315,000	245,907
Avnet, Inc. notes 6s, 2015	310,000	237,379
Fiserv, Inc. sr. unsec. unsub. notes company
guaranty 6.8s, 2017	305,000	270,155
Fiserv, Inc. sr. unsec. unsub. notes company
guaranty 6 1/8s, 2012	305,000	286,558
IBM Corp. sr. unsec. notes 5.7s, 2017	240,000	254,662
Lexmark International Inc, sr. unsec. notes
5.9s, 2013	405,000	319,270
Motorola, Inc. sr. unsec. notes 6s, 2017	215,000	115,935
Tyco Electronics Group SA sr. unsec. notes
company guaranty 6s, 2012 (Luxembourg)	465,000	419,478
Tyco Electronics Group SA sr. unsec.
unsub. note company guaranty 5.95s,
2014 (Luxembourg)	35,000	29,557
Xerox Corp. sr. notes 6.4s, 2016	445,000	347,100
Xerox Corp. sr. unsec. notes 6.35s, 2018	85,000	66,478
Xerox Corp. sr. unsec. notes 5 1/2s, 2012	40,000	33,522
		2,626,001

Transportation (0.6%)
American Airlines, Inc. pass-through
certificates Ser. 01-1, 6.817s, 2011	40,000	28,000
American Airlines, Inc. pass-through
certificates Ser. 01-2, 7.858s, 2011	215,000	163,400
Burlington Northern Santa Fe Corp.
sr. unsec. notes 7s, 2014	135,000	142,076
Canadian National Railway Co. sr. unsec.
unsub. notes 5.55s, 2018 (Canada)	240,000	239,635
Delta Air Lines, Inc. pass-through
certificates 6.821s, 2022	350,601	208,608
Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	603,306	386,116
Southwest Airlines Co. pass-through
certificates 6.15s, 2022	338,360	264,014
Union Pacific Corp. sr. unsec. bond
5.7s, 2018	50,000	48,852
Union Pacific Corp. sr. unsub. notes
5 3/4s, 2017	205,000	194,383
Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	277,722
United AirLines, Inc. pass-through
certificates 6.636s, 2022	275,923	162,105
		2,114,911

243

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Utilities and power (4.7%)
AEP Texas North Co. sr. notes Ser. B,
5 1/2s, 2013	$150,000	$143,569
Appalachian Power Co. sr. notes
5.8s, 2035	255,000	210,609
Arizona Public Services Co. notes
6 1/2s, 2012	435,000	407,936
Atmos Energy Corp. sr. unsub. notes
6.35s, 2017	370,000	327,827
Beaver Valley II Funding debs. 9s, 2017	548,000	513,745
Boardwalk Pipelines LP company guaranty
5 7/8s, 2016	680,000	562,784
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	950,000	757,358
CMS Energy Corp. unsub. notes
6.55s, 2017	20,000	16,000
Commonwealth Edison Co. 1st mtge.
6.15s, 2017	105,000	98,747
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	470,000	390,863
Commonwealth Edison Co. 1st mtge.
sec. bonds 5 7/8s, 2033	195,000	162,990
Commonwealth Edison Co. 1st mtge.
sec. bonds 5.8s, 2018	80,000	72,305
Consumers Energy Co. 1st mtge. sec.
bonds 5.65s, 2018	45,000	41,284
Dayton Power & Light Co. (The) 1st mtge.
5 1/8s, 2013	296,000	300,674
Dominion Resources, Inc. jr. sub. notes
FRN 6.3s, 2066	1,375,000	618,750
Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	75,000	72,001
Duke Energy Carolinas LLC 1st mtge. sec.
bond 6.05s, 2038	255,000	255,999
Duke Energy Corp. sr. unsec. notes
6 1/4s, 2018	490,000	460,800
Duke Energy Indiana, Inc. 1st mtge. sec.
bond 6.35s, 2038	270,000	288,056
E.ON International Finance BV 144A
notes 5.8s, 2018 (Netherlands)	530,000	495,535
Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	410,000	349,880
Florida Power Corp. 1st mtge. 6.35s, 2037	415,000	459,971
Florida Power Corp. 1st mtge. sec. bond
6.4s, 2038	330,000	368,524
Indianapolis Power & Light 144A 1st mtge.
6.3s, 2013	230,000	236,334
Indiantown Cogeneration LP 1st mtge.
Ser. A-10, 9.77s, 2020	320,000	253,498
ITC Holdings Corp. 144A notes
5 7/8s, 2016	450,000	429,124
ITC Holdings Corp. 144A sr. unsec. notes
6.05s, 2018	140,000	122,783
Kansas Gas & Electric bonds 5.647s, 2021	140,381	125,469

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Utilities and power continued
Kinder Morgan, Inc. notes 6s, 2017	$230,000	$198,376
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	232,000	195,460
MidAmerican Energy Holdings Co. bonds
6 1/8s, 2036	490,000	455,623
MidAmerican Energy Holdings Co. sr. unsec.
bond 6 1/2s, 2037	185,000	180,587
MidAmerican Funding, LLC sr. sec. bond
6.927s, 2029	175,000	159,909
Nevada Power Co. general ref. mtge.
Ser. L, 5 7/8s, 2015	185,000	177,090
Northwest Pipeline Corp. sr. unsec. notes
5.95s, 2017	90,000	78,975
Northwestern Corp. sec. notes
5 7/8s, 2014	450,000	414,969
Oncor Electric Delivery Co. debs. 7s, 2022	106,000	99,047
Pacific Gas & Electric Co. sr. unsec. notes
6.35s, 2038	155,000	172,295
Pacific Gas & Electric Co. sr. unsub.
5.8s, 2037	320,000	328,043
PacifiCorp Sinking Fund 1st mtge.
6 1/4s, 2037	205,000	216,712
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	450,000	399,473
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	313,431	307,031
PPL Energy Supply LLC bonds Ser. A,
5.7s, 2015	265,000	218,370
Public Service Co. of Colorado 1st mtge.
sec. bond 6 1/2s, 2038	215,000	229,147
Public Service Co. of Colorado sr. notes
Ser. A, 6 7/8s, 2009	390,000	392,000
Puget Sound Energy, Inc. jr. sub. FRN
Ser. A, 6.974s, 2067	480,000	220,800
Rockies Express Pipeline, LLC 144A
sr. notes 7 1/2s, 2038	695,000	608,796
Sierra Pacific Power Co. general ref. mtge.
Ser. P, 6 3/4s, 2037	200,000	178,461
Southern California Edison Co. 1st mtge.
Ser. 06-E, 5.55s, 2037	410,000	431,855
Southern California Edison Co. notes
6.65s, 2029	515,000	548,414
Southern Natural Gas. Co. 144A notes
5.9s, 2017	185,000	141,544
Spectra Energy Capital, LLC company
guaranty sr. unsec. notes 5.9s, 2013	430,000	409,772
Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	50,000	43,388
Spectra Energy Capital, LLC sr. notes
8s, 2019	325,000	310,847
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7.2s, 2011	465,000	435,964
TEPPCO Partners LP company guaranty
FRB 7s, 2067	240,000	128,566

244

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (25.4%)* continued

Principal amount		Value

Utilities and power continued
TransAlta Corp. notes 5 3/4s,
2013 (Canada)	$275,000	$226,645
TransAlta Corp. sr. unsec. notes 6.65s,
2018 (Canada)	290,000	257,516
TransCanada Pipelines, Ltd. jr. sub. FRN
6.35s, 2067 (Canada)	210,000	93,869
TransCanada Pipelines, Ltd. sr. unsec.
unsub. notes 6 1/2s, 2018 (Canada)	260,000	253,697
Union Electric Co. 1st mtge. sr. sec. bond
6.7s, 2019	260,000	241,517
West Penn Power Co. 1st mtge.
5.95s, 2017	395,000	353,305
Westar Energy, Inc. 1st mtge. 5.15s, 2017	45,000	39,720
Westar Energy, Inc. 1st mtge. 5.1s, 2020	330,000	278,632
		17,969,830

Total corporate bonds and notes (cost $115,392,578)		$97,445,854

PURCHASED OPTIONS OUTSTANDING (11.4%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to receive a fixed rate
of 5.355% versus the three
month USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	$45,696,000	$10,465,298
Option on an interest rate
swap with Goldman Sachs
International for the right
to receive a fixed rate
of 5.355% versus the three
month USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	45,696,000	10,465,298
Option on an interest rate
swap with Goldman Sachs
International for the right
to pay a fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	45,696,000	132,518
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to pay a fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	45,696,000	132,518

PURCHASED OPTIONS OUTSTANDING (11.4%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to receive a fixed rate
of 5.03% versus the three
month USD-LIBOR-BBA
maturing on
February 16, 2020.	Feb-10/5.03	$33,440,000	$6,600,722
Option on an interest rate
swap with Goldman Sachs
International for the right
to receive a fixed rate
of 5.325% versus the three
month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	23,109,000	5,537,379
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to receive a fixed rate
of 5.315% versus the three
month USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	23,109,000	5,517,043
Option on an interest rate
swap with Deutsche Bank
for the right to receive
a fixed rate of 5.385%
versus the three month
USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	18,711,000	4,572,781
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to pay a fixed rate of 5.03%
versus the three month
USD-LIBOR-BBA
maturing on
February 16, 2020.	Feb-10/5.03	33,440,000	192,949
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the right
to pay a fixed rate of 5.315%
versus the three month
USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	23,109,000	6,702
Option on an interest rate
swap with Goldman Sachs
International for the right
to pay a fixed rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	23,109,000	6,471

245

Putnam VT Income Fund

PURCHASED OPTIONS OUTSTANDING (11.4%)* continued

	Expiration date/	Contract
	strike price	amount	Value

	Option on an interest rate
	swap with Deutsche Bank
	for the right to pay a fixed
	rate of 5.385% versus
	the three month
	USD-LIBOR-BBA
maturing	April 16, 2019. Apr-09/5.385	$18,711,000	$5,988

Total purchased options outstanding (cost $13,426,184)			$43,635,667

ASSET-BACKED SECURITIES (10.5%)*

Principal amount		Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.161s, 2035	$104,067	$17,691
FRB Ser. 05-4, Class A2C,
0.681s, 2035	122,000	100,040
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.621s, 2036	307,000	150,430
FRB Ser. 06-HE3, Class A2C,
0.621s, 2036	418,000	145,798
Advanta Business Card Master Trust FRB
Ser. 04-C1, Class C, 1.558s, 2013	373,000	151,606
Aegis Asset Backed Securities Trust 144A
Ser. 04-6N, Class Note, 4 3/4s, 2035	26,758	3
AFC Home Equity Loan Trust Ser. 99-2,
Class 1A, 0.881s, 2029	1,059,293	429,311
American Express Credit Account Master
Trust 144A Ser. 04-C, Class C,
1.695s, 2012	182,670	157,522
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10,
2.971s, 2036	388,000	6,906
FRB Ser. 03-8, Class M2, 2.221s, 2033	186,756	11,205
AMP CMBS 144A FRB Ser. 06-1A,
Class A, 2.746s, 2047 (Cayman Islands)	790,000	129,497
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	236,360
Ser. 04-1A, Class E, 6.42s, 2039	495,418	148,625
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3,
2.741s, 2033	21,651	433
FRB Ser. 06-W4, Class A2C,
0.631s, 2036	743,000	326,920
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2,
1.471s, 2033	184,123	84,696
FRB Ser. 05-WMC1, Class M1,
0.911s, 2035	177,000	107,970
Asset Backed Funding Corp. NIM Trust
144A FRB Ser. 05-OPT1, Class B1,
2.971s, 2035	27,530	129

ASSET-BACKED SECURITIES (10.5%)* continued

Principal amount		Value

Asset Backed Securities Corp. Home
Equity Loan Trust
FRB Ser. 06-HE2, Class A3,
0.661s, 2036	$133,832	$80,835
FRB Ser. 06-HE4, Class A5,
0.631s, 2036	517,848	300,352
FRB Ser. 06-HE7, Class A4,
0.611s, 2036	217,000	82,822
Aviation Capital Group Trust 144A FRB
Ser. 03-2A, Class G1, 1.208s, 2033	401,447	100,362
Bay View Auto Trust Ser. 05-LJ2, Class D,
5.27s, 2014	173,000	159,917
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.471s, 2039	2,123,679	1,488,487
FRB Ser. 04-D, Class A, 0.861s, 2044	432,687	357,624
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
1.821s, 2038	322,481	196,713
FRB Ser. 03-SSRA, Class A,
1.171s, 2038	319,866	223,906
FRB Ser. 04-SSRA, Class A1,
1.071s, 2039	287,139	175,155
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9,
2.471s, 2035	162,971	407
FRB Ser. 06-PC1, Class M9,
2.221s, 2035	178,000	1,780
FRB Ser. 05-HE1, Class M3,
1.401s, 2035	198,000	9,900
FRB Ser. 03-3, Class A2,
1.061s, 2043	743,181	607,590
FRB Ser. 05-3, Class A1,
0.921s, 2035	151,065	135,982
Bear Stearns Asset Backed Securities, Inc.
144A FRB Ser. 06-HE2, Class M10,
2.721s, 2036	43,748	107
Capital Auto Receivables Asset Trust 144A
Ser. 05-1, Class D, 6 1/2s, 2011	582,000	489,289
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-OPT1, Class M1, 0.891s, 2035	133,073	88,374
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	2,006,181	190,696
Ser. 00-4, Class A6, 8.31s, 2032	2,735,502	1,395,106
Ser. 00-5, Class A6, 7.96s, 2032	1,359,703	747,836
Ser. 01-4, Class A4, 7.36s, 2033	1,920,100	1,161,661
Ser. 00-6, Class A5, 7.27s, 2031	361,602	220,577
Ser. 01-1, Class A5, 6.99s, 2032	3,793,286	2,361,320
Ser. 01-3, Class A4, 6.91s, 2033	2,069,109	1,336,303
Ser. 02-1, Class A, 6.681s, 2033	1,751,909	1,408,130

246

Putnam VT Income Fund

ASSET-BACKED SECURITIES (10.5%)* continued

Principal amount		Value

Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1,
0.991s, 2035	$134,000	$81,740
FRB Ser. 04-6, Class 2A5, 0.861s, 2034	333,180	243,221
FRB Ser. 05-14, Class 3A2,
0.711s, 2036	69,056	56,971
Credit-Based Asset Servicing and
Securitization 144A Ser. 06-MH1,
Class B1, 6 1/4s, 2036	137,000	50,624
Crest, Ltd. 144A Ser. 03-2A, Class D2,
6.723s, 2038 (Cayman Islands)	716,000	250,600
CS First Boston Mortgage Securities Corp.
144A Ser. 04-FR1N, Class A, 5s, 2034	49,089	—
DB Master Finance, LLC 144A Ser. 06-1,
Class M1, 8.285s, 2031	155,000	99,932
Equifirst Mortgage Loan Trust FRB Ser. 05-1,
Class M5, 1.141s, 2035	81,000	4,050
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 1.011s, 2035	286,000	265,017
First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF7, Class
2A3, 0.621s, 2036	493,000	197,989
First Plus Home Loan Trust Ser. 97-3,
Class B1, 7.79s, 2023	93,387	87,467
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.801s, 2036	685,000	411,000
FRB Ser. 06-2, Class 2A3, 0.641s, 2036	1,287,000	720,720
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.771s, 2019	513,000	297,540
Ser. 04-1A, Class B, 1.321s, 2018	24,103	19,885
Gears Auto Owner Trust 144A Ser. 05-AA,
Class E1, 8.22s, 2012	814,000	791,893
GEBL 144A
Ser. 04-2, Class D, 3.945s, 2032	244,716	24,472
Ser. 04-2, Class C, 2.045s, 2032	183,040	84,656
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	5,549,265	3,238,607
Ser. 97-2, Class A7, 7.62s, 2028	114,465	93,806
Ser. 97-6, Class A9, 7.55s, 2029	264,051	207,891
Ser. 97-4, Class A7, 7.36s, 2029	187,210	154,238
Ser. 97-3, Class A5, 7.14s, 2028	153,535	121,126
Ser. 97-6, Class A8, 7.07s, 2029	83,783	71,104
Ser. 98-4, Class A7, 6.87s, 2030	109,689	72,251
Ser. 97-7, Class A8, 6.86s, 2029	116,282	97,851
Ser. 98-6, Class A7, 6.45s, 2030	116,663	108,669
Ser. 99-1, Class A6, 6.37s, 2025	408,000	311,034
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,504,065	890,266
Ser. 99-5, Class M1A, 8.3s, 2026	197,000	98,090
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	513,948	403,449
GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.621s, 2036	1,916,000	902,628

ASSET-BACKED SECURITIES (10.5%)* continued

Principal amount		Value

Guggenheim Structured Real Estate
Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 2.021s,
2030 (Cayman Islands)	$400,000	$80,000
FRB Ser. 05-1A, Class D, 2.001s,
2030 (Cayman Islands)	180,084	90,042
High Income Trust Securities 144A FRB
Ser. 03-1A, Class A, 2.888s, 2036
(Cayman Islands)	823,029	308,636
Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 0.801s, 2036	345,000	167,325
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11,
2.721s, 2035	268,000	5,757
FRB Ser. 06-FRE1, Class A4,
0.761s, 2035	291,000	165,870
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	4,306,295	1,808,644
IFB Ser. 07-3, Class 4B, IO,
6.219s, 2037	1,740,497	132,301
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.474s,
2036 (Cayman Islands)	1,280,000	128,000
FRB Ser. 02-1A, Class FFL, 3.211s,
2037 (Cayman Islands)	2,075,000	518,750
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012 (F)	2,029,479	1,319,162
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.091s, 2035	226,000	33,900
FRB Ser. 06-4, Class 2A4, 0.731s, 2036	331,000	111,415
FRB Ser. 06-1, Class 2A3, 0.661s, 2036	573,035	280,787
Madison Avenue Manufactured
Housing Contract
FRB Ser. 02-A, Class B1, 3.721s, 2032	1,626,445	707,669
Ser. 02-A IO, 0.3s, 2032	46,569,158	420,659
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	31,578	21,473
Ser. 04-2A, Class D, 5.389s, 2026	32,263	21,939
Ser. 04-2A, Class C, 4.741s, 2026	31,972	22,061
FRB Ser. 02-1A, Class A1,
1.208s, 2024	295,636	253,572
MASTR Asset Backed Securities Trust FRB
Ser. 06-FRE2, Class A4, 0.621s, 2036	174,000	71,845
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	197,641	122,814
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5,
1.151s, 2035	141,000	1,410
FRB Ser. 05-HE1, Class M3,
0.991s, 2034	141,000	22,560
FRB Ser. 06-NC4, Class M2,
0.771s, 2036	198,000	13,860

247

Putnam VT Income Fund

ASSET-BACKED SECURITIES (10.5%)* continued

	Principal amount	Value

N-Star Real Estate CDO, Ltd. 144A FRB
Ser. 04-2A, Class C1, 2.471s, 2039
(Cayman Islands)	$500,000	$400,000
Navigator CDO, Ltd. 144A FRB
Ser. 03-1A, Class A1, 2.639s, 2015
(Cayman Islands)	134,155	118,701
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	56,476	50,591
Ser. 04-B, Class C, 3.93s, 2012	69,440	58,442
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	647,533	518,027
FRB Ser. 03-4, Class M3, 2.521s, 2033	11,656	175
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C,
0.631s, 2036	410,000	239,850
FRB Ser. 06-2, Class A2C,
0.621s, 2036	410,000	174,660
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	544,591	305,288
Ser. 00-D, Class A3, 6.99s, 2022	12,287	10,884
Ser. 01-D, Class A3, 5.9s, 2022	59,600	30,352
Ser. 02-C, Class A1, 5.41s, 2032	1,492,330	790,935
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	162,196	101,664
Ser. 01-B, Class A3, 6.535s, 2023	57,179	34,605
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 2.971s, 2035	93,000	1,256
Origen Manufactured Housing Ser. 04-B,
Class A2, 3.79s, 2017	18,773	18,190
Park Place Securities, Inc. FRB
Ser. 05-WCH1, Class M4, 1.301s, 2036	92,000	5,520
Park Place Securities, Inc. 144A FRB
Ser. 04-MHQ1, Class M10,
2.971s, 2034 (F)	20,092	80
People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1, Class 1A2,
0.601s, 2036	639,000	223,650
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2,
0.661s, 2036	533,216	387,861
FRB Ser. 07-RZ1, Class A2,
0.631s, 2037	640,000	283,968
Residential Asset Securities Corp. FRB
Ser. 05-EMX1, Class M2, 1.201s, 2035	321,000	32,100
Residential Asset Securities Corp. 144A
Ser. 04-NT, Class Note, 4 1/2s, 2034
(In default) †	37,676	188
SAIL Net Interest Margin Notes 144A
Ser. 04-4A, Class B, 7 1/2s, 2034
(Cayman Islands) (In default) †	98,270	1

ASSET-BACKED SECURITIES (10.5%)* continued

	Principal amount	Value

Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2,
1.121s, 2035	$141,000	$4,230
FRB Ser. 07-NC2, Class A2B,
0.611s, 2037	602,000	264,880
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO,
0.681s, 2036	704,000	225,280
FRB Ser. 06-FRE1, Class A2B,
0.651s, 2036	325,000	186,875
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.641s, 2036	333,000	146,520
FRB Ser. 06-3, Class A3,
0.631s, 2036	1,927,000	1,108,796
Soundview Home Equity Loan Trust
144A FRB Ser. 05-CTX1, Class B1,
2.971s, 2035	167,123	1,671
South Coast Funding 144A FRB Ser. 3A,
Class A2, 3.588s, 2038 (Cayman Islands)	235,000	1,175
Structured Asset Investment Loan Trust
FRB Ser. 06-BNC2, Class A6,
0.731s, 2036	331,000	28,632
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 4.919s, 2015	2,111,106	1,424,997
TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038	718,000	107,700
Wells Fargo Home Equity Trust FRB
Ser. 07-1, Class A3, 0.791s, 2037	146,000	51,538
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3, 4.435s,
2044 (United Kingdom)	244,291	29,315

Total asset-backed securities (cost $73,855,434)		$40,184,208

SENIOR LOANS (0.6%)* (c)

Principal amount		Value

Basic materials (—%)
Aleris International, Inc. bank term loan
FRN Ser. B, 2.567s, 2013	$44,164	$17,533
Georgia-Pacific, LLC bank term loan FRN
Ser. B, 3.698s, 2013	39,942	32,436
NewPage Holding Corp. bank term loan
FRN 5.314s, 2014	98,710	62,117
		112,086

Capital goods (0.1%)
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN 3.662s, 2014	6,909	3,558
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN Ser. B, 5.762s, 2014	117,668	60,599
Polypore, Inc. bank term loan FRN Ser. B,
3.93s, 2014	128,028	74,256

248

Putnam VT Income Fund

SENIOR LOANS (0.6%)* (c) continued

Principal amount		Value

Capital goods continued
Sequa Corp. bank term loan FRN
4.78s, 2014	$177,225	$96,588
Wesco Aircraft Hardware Corp. bank
term loan FRN 3.69s, 2013	129,000	96,320
		331,321

Communication services (0.1%)
Cablevision Systems Corp. bank term loan
FRN 2.949s, 2013	$127,687	$108,481
Cricket Communications, Inc. bank term
loan FRN Ser. B, 7.262s, 2013	28,411	23,540
Crown Castle International Corp. bank
term loan FRN 5.376s, 2014	47,476	32,284
Intelsat Corp. bank term loan FRN Ser. B2,
6.65s, 2011	33,923	25,588
Intelsat Corp. bank term loan FRN
Ser. B2-A, 6.65s, 2013	33,933	25,595
Intelsat Corp. bank term loan FRN
Ser. B2-C, 6.65s, 2013	33,923	25,588
Level 3 Communications, Inc. bank term
loan FRN 7s, 2014	129,000	77,239
MetroPCS Wireless, Inc. bank term loan
FRN 4.843s, 2013	50,882	40,658
PAETEC Holding Corp. bank term loan
FRN Ser. B1, 3.936s, 2013	125,147	74,880
Time Warner Telecom, Inc. bank term
loan FRN Ser. B, 3.691s, 2013	63,686	49,197
		483,050

Consumer cyclicals (0.2%)
Affinion Group, Inc. bank term loan FRN
Ser. B, 4.644s, 2013	129,000	87,720
Allison Transmission bank term loan FRN
Ser. B, 4.581s, 2014	125,944	69,629
Cinemark USA, Inc. bank term loan FRN
3.58s, 2013	109,925	78,754
Dana Corp. bank term loan FRN
6.353s, 2015	114,212	53,823
DirecTV Holdings, LLC bank term loan
FRN 5 1/4s, 2013	141,787	125,423
Goodman Global Holdings, Inc. bank term
loan FRN Ser. B, 7.708s, 2011	101,325	73,967
Harrah’s Operating Co., Inc. bank term
loan FRN Ser. B2, 6.536s, 2015	128,033	74,010
Idearc, Inc. bank term loan FRN Ser. B,
5.67s, 2014	127,697	38,948
Lear Corp bank term loan FRN
4.584s, 2013	128,219	56,352
National Bedding Co. bank term loan FRN
3.752s, 2011	55,576	31,261
Navistar Financial Corp. bank term loan
FRN 4.358s, 2012	34,400	18,805

SENIOR LOANS (0.6%)* (c) continued

Principal amount		Value

Consumer cyclicals continued
Navistar International Corp. bank term
loan FRN 3.721s, 2012	$94,600	$51,715
Yankee Candle Co., Inc. bank term loan
FRN 3.404s, 2014	76,000	38,076
		798,483

Consumer staples (—%)
Pinnacle Foods Holding Corp. bank term
loan FRN Ser. B, 6.126s, 2014	127,704	86,711
Spectrum Brands, Inc. bank term loan
FRN 1.751s, 2013	8,231	4,445
Spectrum Brands, Inc. bank term loan FRN
Ser. B1, 6.571s, 2013	119,534	64,548
		155,704

Financials (0.1%)
Lender Processing Services, Inc. bank term
loan FRN Ser. B, 3.936s, 2014	179,100	166,339
		166,339

Health care (0.1%)
Health Management Associates, Inc. bank
term loan FRN 5.512s, 2014	121,934	74,554
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN 7.62s, 2014	8,247	5,850
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN Ser. B, 3.431s, 2014	88,923	63,080
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN Ser. DD,
3.431s, 2014	30,770	21,828
Sun Healthcare Group, Inc. bank term
loan FRN 3.662s, 2014	21,507	14,302
Sun Healthcare Group, Inc. bank term
loan FRN Ser. B, 4.823s, 2014	128,315	85,330
Sun Healthcare Group, Inc. bank term
loan FRN Ser. DD, 4.955s, 2014	12,751	8,480
		273,424

Technology (—%)
First Data Corp. bank term loan FRN
Ser. B1, 3.416s, 2014	63,853	40,843
Freescale Semiconductor, Inc. bank term
loan FRN Ser. B, 3.931s, 2013	84,141	48,194
SunGard Data Systems, Inc. bank term
loan FRN 4.015s, 2014	63,686	43,370
Travelport bank term loan FRN Ser. B,
6.012s, 2013	51,534	21,870
Travelport bank term loan FRN Ser. DD,
3.686s, 2013	26,687	11,431
		165,708

Total senior loans (cost $3,577,886)		$2,486,115

249

Putnam VT Income Fund

MUNICIPAL BONDS AND NOTES (0.4%)*

		Principal
	Rating**	amount	Value

Chicago, Transit Auth. Transfer Tax
Receipts Rev. Bonds, Ser. B,
6.899s, 12/1/40	Aa3	$820,000	$841,533
MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34	Baa3	405,000	235,512
Tobacco Settlement Fin. Auth.
of WVA Rev. Bonds, Ser. A,
7.467s, 6/1/47	Baa3	575,000	329,538

Total municipal bonds and notes (cost $1,799,957)			$1,406,583

SHORT-TERM INVESTMENTS (20.3%)*

Principal amount/shares		Value

Federated Prime Obligations Fund	70,946,730	$70,946,730
U.S. Treasury Cash Management
Bills for an effective yield of 0.88%,
May 15, 2009 #	$6,925,000	6,902,328

Total short-term investments (cost $77,849,058)		$77,849,058

Total investments (cost $852,415,405)		$817,742,142

FUTURES CONTRACTS OUTSTANDING at 12/31/08

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar
90 day (Short)	199	$49,187,825	Jun-09	$(845,779)
Euro-Dollar
90 day (Short)	469	115,778,513	Sep-09	(2,027,514)
Euro-Dollar
90 day (Short)	551	135,800,838	Dec-09	(2,453,263)
Euro-Dollar
90 day (Short)	34	8,369,950	Mar-10	(182,692)
U.S. Treasury Bond
20 yr (Short)	29	4,003,359	Mar-09	(46,579)
U.S. Treasury Note
2 yr (Short)	300	65,418,750	Mar-09	(581,028)
U.S. Treasury Note
5 yr (Long)	36	4,285,969	Mar-09	160,495
U.S. Treasury Note
10 yr (Short)	195	24,521,250	Mar-09	216,636

Total				$(5,759,724)

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $12,755,397)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.215% versus the three
month USD-LIBOR-BBA
maturing on
February 18, 2020.	$44,455,000	Feb-10/5.215	$9,433,795
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.22% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	32,893,000	Feb-10/5.22	6,984,500
Option on an interest rate swap
with JPMorgan Chase Bank for the
obligation to pay a fixed rate
of 4.40% versus the three month
USD-LIBOR-BB maturing
November 9, 2019.	14,649,000	Nov-09/4.400	2,225,916
Option on an interest rate swap
with JPMorgan Chase Bank for the
obligation to receive a fixed rate
of 4.40% versus the three month
USD-LIBOR-BBA maturing
November 9, 2019.	14,649,000	Nov-09/4.400	126,274
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.08% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	32,893,000	Feb-10/5.08	6,612,480
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	9,347,000	May-12/5.51	1,925,482
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.215% versus the three
month USD-LIBOR-BBA
maturing on February 18, 2020.	44,455,000	Feb-10/5.215	214,273
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.08% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	32,893,000	Feb-10/5.08	186,832
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.22% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	32,893,000	Feb-10/5.22	161,834

250

Putnam VT Income Fund

WRITTEN OPTIONS OUTSTANDING at 12/31/08 continued
(premiums received $12,755,397)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	$9,347,000	May-12/5.51	$131,512

Total			$28,002,898

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08
(proceeds receivable $103,791,563)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, January 1, 2039	$2,000,000	1/13/09	$2,078,438
FNMA, 6s, January 1, 2039	1,000,000	1/13/09	1,030,234
FNMA, 5 1/2s, January 1, 2039	83,000,000	1/13/09	85,152,813
FNMA, 5s, January 1, 2039	11,000,000	1/13/09	11,240,625
FNMA, 4 1/2s, January 1, 2039	5,000,000	1/13/09	5,073,437

Total			$104,575,547

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$25,143,000	$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$640,389

31,200,000	—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(3,097,414)

4,000,000	—	7/29/18	3 month USD-LIBOR-BBA	4.75%	808,080

11,447,000	—	8/26/18	3 month USD-LIBOR-BBA	4.54375%	2,120,078

190,306,000	—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	7,248,804

23,619,000	—	9/15/10	3.08%	3 month USD-LIBOR-BBA	(834,856)

101,350,000	—	9/18/10	3 month USD-LIBOR-BBA	2.86667%	3,218,206

3,000,000	—	9/19/18	3 month USD-LIBOR-BBA	4.07%	428,496

4,510,000	14,078	10/1/18	3 month USD-LIBOR-BBA	4.30%	704,279

70,840,000	399,228	10/14/18	3 month USD-LIBOR-BBA	4.30%	11,023,297

61,875,000	154,502	10/14/38	4.25%	3 month USD-LIBOR-BBA	(18,320,494)

46,264,000	17,462	10/20/18	3 month USD-LIBOR-BBA	4.60%	8,221,557

41,955,000	(38,139)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(1,009,963)

13,718,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(4,436,180)

Barclays Bank PLC
82,403,000	—	12/9/10	3 month USD-LIBOR-BBA	2.005%	752,249

41,744,000	—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	976,280

Citibank, N.A.
95,073,000	—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	6,869,424

73,931,000	—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(26,093,792)

49,323,000	—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	1,616,085

52,125,000	—	6/29/18	2.477%	3 month USD-LIBOR-BBA	246,269

Credit Suisse International
20,270,000	—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	664,726

21,695,000	—	9/23/10	3 month USD-LIBOR-BBA	3.32%	899,115

55,216,000	—	10/9/10	3 month USD-LIBOR-BBA	2.81%	1,119,811

33,307,000	31,663	10/31/18	4.35%	3 month USD-LIBOR-BBA	(5,217,214)

20,000,000	—	12/5/20	3 month USD-LIBOR-BBA	3.01%	660,259

28,926,000	—	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(11,923,359)

53,520,000	(572,045)	12/10/38	2.69%	3 month USD-LIBOR-BBA	299,731

50,520,000	539,980	12/10/38	3 month USD-LIBOR-BBA	2.69%	(282,930)

Deutsche Bank AG
35,980,000	—	9/24/10	3 month USD-LIBOR-BBA	3.395%	1,546,845

11,409,000	—	10/17/18	4.585%	3 month USD-LIBOR-BBA	(2,004,894)

693,000	—	11/21/18	3.75%	3 month USD-LIBOR-BBA	(73,141)

28,763,000	24,633	11/21/10	2.25%	3 month USD-LIBOR-BBA	(382,529)

143,334,000	—	11/25/13	3 month USD-LIBOR-BBA	2.95409%	5,586,681

251

Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG continued
$24,619,000	$—	11/28/13	3 month USD-LIBOR-BBA	2.8725%	$861,494

62,132,000	—	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(1,315,339)

30,902,000	—	12/9/13	3 month USD-LIBOR-BBA	2.5225%	550,215

35,548,000	—	12/11/18	2.94%	3 month USD-LIBOR-BBA	(1,151,085)

55,136,000	—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	1,147,117

27,385,000	—	12/16/28	3 month USD-LIBOR-BBA	2.845%	98,354

115,867,000	—	12/19/10	3 month USD-LIBOR-BBA	1.53429%	145,040

60,782,000	—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(85,604)

Goldman Sachs International
29,035,000	—	4/8/10	3 month USD-LIBOR-BBA	2.64%	359,734

28,189,000	—	4/23/18	4.43%	3 month USD-LIBOR-BBA	(4,405,314)

20,117,000	—	5/19/18	4.525%	3 month USD-LIBOR-BBA	(3,388,077)

59,474,000	28,026	10/24/10	3 month USD-LIBOR-BBA	2.60%	1,089,569

10,593,000	65,570	11/18/18	4.10%	3 month USD-LIBOR-BBA	(1,367,648)

124,184,000	(34,157)	11/18/10	3 month USD-LIBOR-BBA	2.35%	1,951,337

45,265,000	164,932	11/18/13	3.45%	3 month USD-LIBOR-BBA	(2,665,926)

JPMorgan Chase Bank, N.A.
7,968,000	—	3/5/18	4.325%	3 month USD-LIBOR-BBA	(1,281,871)

24,386,000	—	3/7/18	4.45%	3 month USD-LIBOR-BBA	(4,178,941)

6,050,000	—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(2,786,952)

21,658,000	—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(10,097,767)

90,223,000	—	3/15/10	3 month USD-LIBOR-BBA	2.5%	1,801,612

47,089,000	—	3/20/13	3 month USD-LIBOR-BBA	3.145%	2,591,550

39,362,000	—	3/20/13	3 month USD-LIBOR-BBA	3.13%	2,140,659

54,877,000	—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	1,038,071

62,642,000	—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	3,904,473

12,148,000	—	5/7/13	3.9325%	3 month USD-LIBOR-BBA	(983,864)

41,904,000	—	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,070,020

30,000,000	—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(3,118,320)

10,000,000	—	6/27/18	3 month USD-LIBOR-BBA	4.8305%	1,955,962

25,846,000	—	7/22/10	3 month USD-LIBOR-BBA	3.565%	1,042,645

82,878,000	—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	3,371,157

19,684,000	—	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,254,515

12,453,000	(36,631)	11/4/18	3 month USD-LIBOR-BBA	4.45%	2,041,154

42,742,000	—	11/10/18	3 month USD-LIBOR-BBA	4.83%	8,641,744

22,000,000	—	11/18/18	3 month USD-LIBOR-BBA	4.04%	2,892,612

2,000,000	—	12/3/18	3 month USD-LIBOR-BBA	2.918%	61,322

18,000,000	—	12/11/18	3 month USD-LIBOR-BBA	2.941%	584,491

36,793,000	—	12/19/18	5%	3 month USD-LIBOR-BBA	(7,983,971)

Merrill Lynch Capital Services, Inc.
919,000	—	9/16/38	3 month USD-LIBOR-BBA	4.66%	363,637

13,780,000	—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,372,988)

50,782,000	—	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(1,385,190)

32,274,000	—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,284,157

UBS AG
92,318,000	3,068,806	11/10/28	4.45%	3 month USD-LIBOR-BBA	(20,221,692)

141,820,000	(3,602,746)	11/10/18	3 month USD-LIBOR-BBA	4.45%	20,253,584

155,209,000	—	11/24/10	3 month USD-LIBOR-BBA	2.05%	1,588,984

Total					$(21,731,445)

252

Putnam VT Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08

Swap counterparty /	Termination	Fixed payments received (paid)	Total return received by	Unrealized
Notional amount	date	by fund per annum	or paid by fund	appreciation

JPMorgan Chase Bank, N.A.
44,000,000	1/13/09	(3.35%) 5.00%	FNMA 5.00% 30 YR TBA	$749,397

Total				$749,397

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	—	$1,632	$2,373,000	(F)	10/12/52	(134 bp)	$1,530,175

Financial Security Assurance
Holdings, Ltd, 6.4%, 12/15/66	Baa1	—	135,000		12/20/12	95 bp	(48,331)

Marsh & McLennan Cos. Inc.,
5 3/8%, 7/15/14	—	—	655,000		3/20/12	(95 bp)	(6,369)

Meadwestvaco Corp., 6.85%, 4/1/12	—	—	63,000		3/20/18	(177 bp)	1,119

MetLife Inc., 5%, 6/15/15	—	—	270,000		12/20/13	(384 bp)	12,407

Citibank, N.A.
Arrow Electronics Inc., 6 7/8%, 6/1/18	—	—	305,000		3/20/13	(43 bp)	19,008

Conagra Foods Inc., 7%, 10/1/28	—	—	1,115,000	(F)	9/20/10	(27 bp)	7,786

DJ ABX HE PEN AAA Series 6
Version 1 Index	AA+	206,698	1,071,585		5/25/46	11 bp	(111,265)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	94,393	566,737		5/25/46	11 bp	(73,976)

Marsh & McLennan Cos. Inc.,
5 3/8%, 7/15/14	—	—	395,000		9/20/14	(105 bp)	(5,977)

Rexam PLC, 4 3/8%, 3/15/13	—	—	560,000		6/20/13	(145 bp)	83,730

Sara Lee Corp., 6 1/8%, 11/1/32	—	—	350,000		9/20/11	(43 bp)	2,608

Yum! Brands, Inc., 8 7/8%, 4/15/11	—	—	355,000		3/20/13	(65 bp)	12,943

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BB+	157,620	284,000		1/25/38	76 bp	(15,584)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	353,807	1,785,975		5/25/46	11 bp	(173,022)

DJ CDX NA HY Series 10	B+	59,850	570,000		6/20/13	500 bp	(29,606)

DJ CDX NA HY Series 10	B+	223,125	2,100,000		6/20/13	500 bp	(106,451)

DJ CDX NA IG Series 11 Index	—	(46,595)	1,515,000		12/20/13	(150 bp)	(15,452)

DJ CMB NA CMBX AAA Index	AAA	122,171	734,000		12/13/49	8 bp	(97,805)

DJ CMB NA CMBX AAA Index	AAA	41,514	265,000		2/17/51	35 bp	(38,523)

DJ CMB NA CMBX AAA Index	—	(614,654)	5,392,000		2/17/51	(35 bp)	1,013,880

DJ CMB NA CMBX AAA Index	—	(128,878)	1,641,000		2/17/51	(35 bp)	366,750

DJ CMB NA CMBX AAA Index	—	(61,233)	821,000		2/17/51	(35 bp)	186,732

DJ CMB NA CMBX AAA Index	—	(683,241)	4,882,000		2/17/51	(35 bp)	791,259

DJ CMB NA CMBX AJ Index	—	(433,724)	1,349,000		2/17/51	(96 bp)	403,279

General Electric Capital Corp.,
5 5/8%, 9/15/17	Aaa	—	565,000		12/20/13	530 bp	37,681

Liberty Mutual Insurance,
7 7/8%, 10/15/26	—	—	330,000		12/20/13	(210 bp)	5,804

Deutsche Bank AG
DJ ABX CMBX AAA Index	AAA	2,532	42,000	(F)	2/17/51	35 bp	(10,101)

DJ ABX HE A Series 7
Version 2 Index	CCC	1,142,960	1,256,000		1/25/38	369 bp	(62,028)

DJ ABX HE AAA Series 6
Version 1 Index	AAA	68,765	646,899		7/25/45	18 bp	(60,581)

253

Putnam VT Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

Deutsche Bank AG continued
DJ CDX NA HY Series 11
Version 1 Index	B+	$423,000	$1,800,000		12/20/13	500 bp	$63,232

DJ CDX NA IG Series 11 Index	A-	127,843	7,970,000		12/20/13	150 bp	(45,188)

General Electric Capital Corp.,
6%, 6/15/12	Aaa	—	910,000		9/20/13	109 bp	(95,375)

iStar Financial, Inc., 6%, 12/15/10	Ba3	2,363	35,000		3/20/09	500 bp	(5,492)

MetLife Inc., 5%, 6/15/15	—	—	275,000		12/20/13	(405 bp)	10,383

Prudential Financial Inc.,
4 1/2%, 7/15/13	—	—	420,000		12/20/13	(388 bp)	43,005

Goldman Sachs International
DJ ABX HE A Index	CCC	420,824	628,000		1/25/38	369 bp	(181,669)

DJ ABX HE AAA Index	BB+	147,593	628,000		1/25/38	76 bp	(235,407)

DJ CDX NA CMBX AAA Index	AAA	27,066	740,000		3/15/49	7 bp	(121,808)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	1,358,000		12/20/10	108.65 bp	(170,741)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	8,440,000		12/20/10	249 bp	(837,871)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	2,950,000		12/20/10	305 bp	(261,717)

DJ CDX NA IG Series 11 Index	—	(1,248,574)	50,600,000		12/20/18	(140 bp)	(944,411)

DJ CDX NA IG Series 11 Index	—	(516,011)	20,370,000		12/20/18	(140 bp)	(393,565)

DJ CDX NA IG Series 11
Version 1 Index	—	(1,038,882)	17,208,000		12/20/18	(140 bp)	(935,443)

JPMorgan Chase Bank, N.A.
DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	227,698	1,149,390		5/25/46	11 bp	(111,351)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	1,392,000		12/20/10	105.5 bp	(174,065)

DJ CMB NA CMBX AAA Index	—	(65,029)	835,000		2/17/51	(35 bp)	185,185

Domtar Corp., 7 1/8%, 8/15/15	—	—	125,000		12/20/11	(500 bp)	8,041

GATX Corp., 8.875%, 6/1/09	—	—	235,000		3/20/16	(100 bp)	34,856

GMAC, LLC, 6 7/8%, 8/28/12	C	12,938	225,000		3/20/09	500 bp	10,978

iStar Financial, Inc., 6%, 12/15/10	Ba3	2,100	30,000		3/20/09	500 bp	(4,633)

Lexmark International, Inc.,
5.9%, 6/1/13	—	—	405,000		6/20/13	(113 bp)	49,364

Nextel Communications,
7 3/8%, 8/1/15	—	—	245,000	(F)	9/20/13	(540 bp)	50,528

Merrill Lynch International
Kinder Morgan, Inc., 6 1/2%, 9/1/12	—	—	232,000		9/20/12	(128 bp)	18,619

Morgan Stanley Capital Services, Inc.
DJ ABX CMBX AAA Index	AAA	808,019	11,352,000		3/15/49	7 bp	(1,483,015)

DJ CDX NA IG Series 11 Index	—	(135,184)	5,280,000		12/20/18	(140 bp)	(103,445)

DJ CMB NA CMBX AAA Index	AAA	444,626	3,706,500		12/13/49	8 bp	(660,077)

DJ CMB NA CMBX AAA Index	AAA	1,964,279	18,100,500		2/17/51	35 bp	(3,480,398)

Total							$(6,151,390)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at December 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Contracts may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the valuation inputs.

See page 295 for Notes to the Portfolios.
254

Putnam VT International Equity Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (99.0%)*

	Shares	Value

Australia (1.2%)
Australia & New Zealand Banking
Group, Ltd.	94,870	$1,034,795
Macquarie Airports	184,501	315,775
Macquarie Infrastructure Group	2,385,736	2,907,817
QBE Insurance Group, Ltd.	79,584	1,470,092
Rio Tinto, Ltd.	11,858	322,764
Westpac Banking Corp.	32,071	388,112
Woolworths, Ltd.	16,098	305,223
		6,744,578

Belgium (0.3%)
InBev NV 144A	37,210	866,320
UCB SA	21,336	697,915
		1,564,235

Brazil (0.6%)
Petroleo Brasileiro SA ADR	148,800	3,644,112
Usinas Siderurgicas de Minas
Gerais (Usiminas) (Preference)	10,800	123,829
		3,767,941

Canada (0.1%)
Potash Corp. Of Saskatchewan, Inc.	2,300	169,653
Suncor Energy, Inc.	11,508	224,870
		394,523

China (2.5%)
China Petroleum & Chemical Corp.	6,564,000	4,043,931
China Petroleum & Chemical Corp. ADR	75,158	4,644,013
China Shenhua Energy Co., Ltd.	351,500	753,807
Industrial & Commercial Bank
of China	8,689,000	4,618,105
		14,059,856

Denmark (—%)
D/S Norden	5,209	184,584
		184,584

Finland (1.5%)
Nokia OYJ	547,423	8,522,381
		8,522,381

France (13.0%)
Air Liquide SA	3,165	290,799
Alcatel SA †	64,204	139,214
Alstom	4,308	255,470
AXA SA	342,658	7,671,612
BNP Paribas SA	157,584	6,682,212
Electricite de France	145,079	8,467,614
France Telecom SA	346,033	9,719,689
Gaz de France SA	13,566	674,711
LVMH Moet Hennessy Louis Vuitton SA	5,509	371,686
Sanofi-Aventis	4,966	316,738
SCOR	51,582	1,190,878
Total SA	339,021	18,560,430

COMMON STOCKS (99.0%)* continued

	Shares	Value

France continued
UBISOFT Entertainment †	20,706	$406,536
Unibail-Rodamco (R)	2,409	360,309
Vinci SA	108,281	4,579,225
Vivendi SA	445,512	14,565,879
		74,253,002

Germany (7.6%)
Adidas-Salomon AG	12,176	470,262
Allianz SE	86,008	9,263,881
BASF SE	165,240	6,556,864
Bayerische Motoren Werke (BMW) AG	176,699	5,454,384
Deutsche Telekom AG	30,855	470,771
E.On AG	202,599	8,227,011
Merck KGaA	3,645	332,789
MTU Aero Engines Holding AG	153,440	4,246,332
Muenchener
Rueckversicherungs-Gesellschaft AG	37,139	5,860,848
RWE AG	9,029	815,093
SAP AG	10,709	385,417
Siemens AG	8,991	676,265
Tognum AG	35,334	453,237
Volkswagen AG	1,419	499,179
		43,712,333

Greece (0.6%)
Hellenic Telecommunication
Organization (OTE) SA	210,486	3,516,266
		3,516,266

Hong Kong (1.0%)
BOC Hong Kong Holdings, Ltd.	2,838,500	3,240,227
Hutchison Whampoa, Ltd.	99,000	499,405
Link REIT (The) (R)	959,500	1,595,028
Wharf (Holdings), Ltd.	213,000	588,563
		5,923,223

Israel (0.1%)
Teva Pharmaceutical Industries,
Ltd. ADR	10,600	451,242
		451,242

Italy (2.1%)
Finmeccanica SpA	716,411	11,030,752
Intesa Sanpaolo SpA	177,784	627,856
Saras SpA	82,243	282,079
		11,940,687

Japan (23.3%)
Aeon Co., Ltd.	74,500	744,567
Aisin Seiki Co., Ltd.	37,900	536,684
Astellas Pharma, Inc.	165,600	6,723,661
Canon, Inc.	34,400	1,077,492
Credit Saison Co., Ltd.	90,500	1,246,729
Daito Trust Construction Co., Ltd.	166,400	8,693,735

255

Putnam VT International Equity Fund

COMMON STOCKS (99.0%)* continued

	Shares	Value

Japan continued
Dowa Mining Co., Ltd.	72,000	$264,269
East Japan Railway Co.	1,286	10,021,324
Electric Power Development Co.	12,100	474,234
Fuji Photo Film Cos., Ltd.	11,600	254,730
Fuji Television Network, Inc.	203	289,849
Fujitsu, Ltd.	1,411,000	6,805,005
Honda Motor Co., Ltd.	140,200	3,033,865
Inpex Holdings, Inc.	44	346,859
Japan Tobacco, Inc.	2,138	7,064,195
JFE Holdings, Inc.	12,100	319,339
KAO Corp.	17,000	513,677
KDDI Corp.	1,878	13,346,399
Kyushu Electric Power Co., Inc.	41,100	1,090,793
Lawson, Inc.	46,000	2,647,076
Mitsubishi Corp.	88,300	1,236,866
Mitsubishi UFJ Financial
Group, Inc.	1,001,300	6,199,312
Mitsui & Co., Ltd.	319,000	3,255,965
Mitsui Fudosan Co., Ltd.	87,000	1,442,577
Mitsui O.S.K. Lines, Ltd.	313,000	1,917,932
Nintendo Co., Ltd.	19,800	7,590,312
Nippon Electric Glass Co., Ltd.	2,000	10,482
Nippon Telegraph & Telephone
(NTT) Corp.	1,951	10,462,563
NSK, Ltd.	868,000	3,252,170
NTT DoCoMo, Inc.	279	548,780
Ono Pharmaceutical Co., Ltd.	88,300	4,581,142
Panasonic Corp.	338,000	4,225,940
Sankyo Co., Ltd.	19,000	957,535
Sony Corp.	12,600	273,309
Sumitomo Electric Industries, Ltd.	86,300	662,079
Suruga Bank, Ltd. (The)	57,000	563,274
Suzuken Co., Ltd.	78,300	2,354,103
Terumo Corp.	92,500	4,322,332
Tokio Marine Holdings, Inc.	45,700	1,336,164
Tokyo Gas Co., Ltd.	1,738,000	8,787,883
Toyo Suisan Kaisha, Ltd.	97,000	2,781,916
Toyota Motor Corp.	22,500	734,867
		132,991,985

Luxembourg (0.7%)
Arcelor Mittal	174,715	4,228,917
		4,228,917

Netherlands (3.6%)
ASML Holding NV	21,124	378,546
Koninklijke (Royal) KPN NV	706,447	10,287,203
Koninklijke Ahold NV	714,377	8,817,006

COMMON STOCKS (99.0%)* continued

	Shares	Value

Netherlands continued
Royal Dutch Shell PLC Class A	15,704	$416,403
Unilever NV	22,018	535,744
		20,434,902

Norway (2.2%)
DnB Holdings ASA	1,116,284	4,490,026
StatoilHydro ASA	474,818	7,874,587
		12,364,613

Singapore (1.8%)
Chartered Semiconductor
Manufacturing, Ltd. †	1,336,000	168,918
Singapore Airlines, Ltd.	630,800	4,969,853
United Overseas Bank, Ltd.	582,000	5,272,963
		10,411,734

Spain (2.4%)
Banco Santander Central Hispano SA	1,174,417	11,382,152
Iberdrola SA	89,080	830,607
Telefonica SA	66,521	1,497,375
		13,710,134

Switzerland (16.0%)
Credit Suisse Group	67,637	1,841,165
Julius Baer Holding, Ltd. Class B	25,795	985,470
Nestle SA	546,962	21,409,336
Nobel Biocare Holding AG	11,770	239,445
Novartis AG	377,725	18,795,920
Roche Holding AG	131,148	20,049,641
Straumann Holding AG	93	16,269
Swisscom AG	35,640	11,426,846
Syngenta AG	22,077	4,247,658
UBS AG †	17,190	247,610
Zurich Financial Services AG	56,192	12,114,246
		91,373,606

United Arab Emirates (0.3%)
Aldar Properties PJSC	1,623,385	1,754,700
		1,754,700

United Kingdom (18.1%)
Anglo American PLC	20,864	483,415
BAE Systems PLC	1,369,594	7,571,846
BAT Industries PLC	24,424	643,732
BG Group PLC	390,403	5,498,112
BHP Billiton PLC	572,630	10,941,483
BP PLC	2,018,208	15,686,191
Britvic PLC	197,166	763,112
Centrica PLC	1,121,849	4,372,832
Davis Service Group PLC	275,669	1,100,058
GlaxoSmithKline PLC	951,787	17,923,128
HSBC Holdings PLC (London Exchange)	104,956	1,018,986
Lloyds TSB Group PLC	82,347	152,886

256

Putnam VT International Equity Fund

COMMON STOCKS (99.0%)* continued

	Shares	Value

United Kingdom continued
Lloyds TSB Group PLC (F) †	35,796	$5
Next PLC	21,331	338,757
Premier Foods PLC	2,987,358	1,334,598
Prudential PLC	917,318	5,665,036
Reckitt Benckiser PLC	163,462	6,177,145
Reed Elsevier PLC	37,994	280,909
Rio Tinto PLC	176,584	3,880,966
Royal Bank of Scotland Group PLC	5,297,240	3,884,429
Standard Chartered PLC	119,776	1,553,125
Unilever PLC	18,742	432,039
Vodafone Group PLC	4,182,702	8,541,191
WM Morrison Supermarkets PLC	97,696	401,924
WPP PLC	786,246	4,649,044
		103,294,949

Total common stocks (cost $755,260,672)		$565,600,391

INVESTMENT COMPANIES (1.6%)*

	Shares	Value

iShares MSCI EAFE Index Fund	198,200	$8,893,234

Total investment companies (cost $9,939,631)		$8,893,234

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

Fuji Media
Holdings, Inc. 144A
(issued by Merrill
Lynch International
& Co.) (Japan) (F)	11/18/09	0.001	197	$279,899

Total warrants (cost $257,213)				$279,899

SHORT-TERM INVESTMENTS (1.8%)*

	Shares	Value

Federated Prime Obligations Fund	10,062,457	$10,062,457

Total short-term investments (cost $10,062,457)		$10,062,457

Total investments (cost $775,519,973)		$584,835,981

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08
(aggregate face value $137,949,871)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$32,309,066	$33,726,622	1/21/09	$(1,417,556)
British Pound	18,502,573	18,669,207	1/21/09	(166,634)
Canadian Dollar	9,911,749	10,872,021	1/21/09	(960,272)
Euro	33,819,576	31,145,324	1/21/09	2,674,252
Japanese Yen	12,772,722	12,720,487	1/21/09	52,235
Norwegian Krone	9,394,604	9,179,142	1/21/09	215,462
Swedish Krona	17,193,817	16,687,384	1/21/09	506,433
Swiss Franc	5,352,578	4,949,684	1/21/09	402,894

Total				$1,306,814

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08
(aggregate face value $116,097,107)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,345,769	$4,028,343	1/21/09	$(317,426)
British Pound	7,075,593	6,992,593	1/21/09	(83,000)
Canadian Dollar	12,520,498	13,487,990	1/21/09	967,492
Euro	19,654,590	18,146,515	1/21/09	(1,508,075)
Norwegian Krone	19,828,743	19,473,485	1/21/09	(355,258)
Swedish Krona	8,167,686	7,929,659	1/21/09	(238,027)
Swiss Franc	51,521,235	46,038,522	1/21/09	(5,482,713)

Total				$(7,017,007)

The fund had the following industry concentrations greater than 10% at December 31, 2008 (as a percentage of net assets):

Pharmaceuticals	12.2%
Oil and gas	10.7

See page 295 for Notes to the Portfolios.

257

Putnam VT International Growth and Income Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (98.0%)*

	Shares	Value

Aerospace and defense (1.9%)
BAE Systems PLC (United Kingdom)	306,898	$1,696,696
Finmeccanica SpA (Italy)	111,034	1,709,617
		3,406,313

Airlines (1.3%)
Singapore Airlines, Ltd. (Singapore)	300,270	2,365,722
		2,365,722

Automotive (2.8%)
Bayerische Motoren Werke (BMW) AG
(Germany)	47,187	1,456,579
DaimlerChrysler AG (Germany)	58,069	2,215,692
Toyota Industries Corp. (Japan)	58,100	1,242,073
		4,914,344

Banking (10.2%)
Alpha Bank AE (Greece)	91,943	867,196
Banco Santander Central Hispano SA (Spain)	431,505	4,182,036
Barclays PLC (United Kingdom)	511,062	1,168,698
BNP Paribas SA (France)	17,591	745,931
DBS Group Holdings, Ltd. (Singapore)	212,000	1,262,235
DBS Group Holdings, Ltd.
(Rights) (Singapore) (F) †	106,000	221,526
DnB Holdings ASA (Norway)	237,418	954,966
HSBC Holdings PLC
(United Kingdom)	127,283	1,235,752
Intesa Sanpaolo SpA (Italy)	386,526	1,365,042
Lloyds TSB Group PLC
(United Kingdom)	341,829	634,642
Lloyds TSB Group PLC (Rights)
(United Kingdom) (F) †	148,593	22
Mitsubishi UFJ Financial
Group, Inc. (Japan)	200,900	1,243,825
National Bank of Canada (Canada)	36,300	935,983
Royal Bank of Scotland Group PLC
(United Kingdom)	1,462,168	1,072,198
Unibanco-Uniao de Bancos
Brasileiros SA ADR (Brazil)	32,100	2,074,301
		17,964,353

Beverages (0.7%)
InBev NV 144A (Belgium)	49,820	1,159,905
		1,159,905

Cable television (0.3%)
Rogers Communications Class B (Canada)	18,300	551,608
		551,608

Chemicals (2.1%)
BASF SE (Germany)	37,104	1,472,318
Potash Corp. Of Saskatchewan, Inc.
(Canada)	10,700	789,256
Syngenta AG (Switzerland)	7,262	1,397,223
		3,658,797

COMMON STOCKS (98.0%)* continued

	Shares	Value

Commercial and consumer services (1.5%)
Daito Trust Construction Co., Ltd. (Japan)	37,100	$1,938,327
LG Corp. (South Korea)	17,960	626,547
		2,564,874

Communications equipment (0.9%)
Nokia OYJ (Finland)	98,329	1,530,804
		1,530,804

Computers (0.6%)
Wincor Nixdorf AG (Germany)	22,650	1,084,453
		1,084,453

Conglomerates (2.3%)
Vivendi SA (France)	127,172	4,157,850
		4,157,850

Consumer goods (2.4%)
KAO Corp. (Japan)	76,000	2,296,439
Reckitt Benckiser PLC (United Kingdom)	53,580	2,024,761
		4,321,200

Electric utilities (4.4%)
E.On AG (Germany)	91,459	3,713,909
Enel SpA (Italy)	431,607	2,722,758
Kyushu Electric Power Co., Inc. (Japan)	51,200	1,358,846
		7,795,513

Electrical equipment (1.6%)
Mitsubishi Electric Corp. (Japan)	460,000	2,872,206
		2,872,206

Entertainment (0.4%)
Panasonic Corp. (Japan)	59,000	737,664
		737,664

Financial (1.3%)
Deutsche Bank AG (Germany)	12,144	486,322
Shinhan Financial Group Co., Ltd.
(South Korea)	77,260	1,785,923
		2,272,245

Food (4.5%)
Koninklijke Ahold NV (Netherlands)	193,157	2,383,988
Nestle SA (Switzerland)	78,688	3,080,027
Toyo Suisan Kaisha, Ltd. (Japan)	90,000	2,581,159
		8,045,174

Insurance (12.5%)
ACE, Ltd. (Switzerland)	66,400	3,513,888
Allianz SE (Germany)	28,419	3,060,997
AXA SA (France)	161,962	3,626,092
Fairfax Financial Holdings, Ltd. (Canada)	7,951	2,554,486
ING Canada, Inc. (Canada)	47,100	1,226,486

258

Putnam VT International Growth and Income Fund

COMMON STOCKS (98.0%)* continued

	Shares	Value

Insurance continued
ING Groep NV (Netherlands)	127,154	$1,334,758
SCOR (France)	56,415	1,302,457
Tokio Marine Holdings, Inc. (Japan)	49,300	1,441,420
Zurich Financial Services AG (Switzerland)	19,203	4,139,911
		22,200,495

Investment banking/Brokerage (0.9%)
Credit Suisse Group (Switzerland)	60,143	1,637,168
		1,637,168

Machinery (0.6%)
NSK, Ltd. (Japan)	274,000	1,026,607
		1,026,607

Manufacturing (1.4%)
Glory, Ltd. (Japan)	130,000	2,537,035
		2,537,035

Media (1.1%)
WPP PLC (United Kingdom)	326,663	1,931,547
		1,931,547

Medical technology (1.0%)
Terumo Corp. (Japan)	38,000	1,775,661
		1,775,661

Metals (2.8%)
ArcelorMittal (Luxembourg)	46,881	1,134,739
Barrick Gold Corp. (Canada)	45,400	1,672,159
BHP Billiton, Ltd. (Australia)	29,472	630,780
Salzgitter AG (Germany)	19,827	1,572,590
		5,010,268

Natural gas utilities (3.2%)
Centrica PLC (United Kingdom)	626,520	2,442,099
Tokyo Gas Co., Ltd. (Japan)	630,000	3,185,481
		5,627,580

Oil and gas (11.4%)
BG Group PLC (United Kingdom)	89,375	1,258,683
BP PLC (United Kingdom)	891,691	6,930,521
China Petroleum & Chemical Corp. (China)	1,698,000	1,046,099
Inpex Holdings, Inc. (Japan)	134	1,056,343
Nexen, Inc. (Canada)	89,855	1,587,767
Petroleo Brasileiro SA ADR (Brazil)	32,124	786,717
Royal Dutch Shell PLC Class B
(Netherlands)	122,309	3,122,426
StatoilHydro ASA (Norway)	87,528	1,451,602
Total SA (France)	52,847	2,893,222
		20,133,380

COMMON STOCKS (98.0%)* continued

	Shares	Value

Pharmaceuticals (7.7%)
Astellas Pharma, Inc. (Japan)	72,800	$2,955,812
Novartis AG (Switzerland)	55,929	2,783,074
Ono Pharmaceutical Co., Ltd. (Japan)	45,800	2,376,176
Roche Holding AG (Switzerland)	18,909	2,890,770
Santen Pharmaceutical Co., Ltd. (Japan)	41,100	1,235,074
UCB SA (Belgium)	40,903	1,337,965
		13,578,871

Retail (1.2%)
FamilyMart Co., Ltd. (Japan)	48,000	2,080,612
		2,080,612

Semiconductor (—%)
Greatek Electronics, Inc. (Taiwan)	4,459	2,596
		2,596

Technology services (1.2%)
Accenture, Ltd. Class A (Bermuda)	33,500	1,098,465
Seiko Epson Corp. (Japan)	59,100	939,328
		2,037,793

Telecommunications (9.2%)
France Telecom SA (France)	52,286	1,468,657
KDDI Corp. (Japan)	350	2,487,348
KT Freetel Co., Ltd. (South Korea) †	82,880	2,057,660
Nippon Telegraph & Telephone
(NTT) Corp. (Japan)	937	5,024,818
NTT DoCoMo, Inc. (Japan)	366	719,905
Taiwan Mobile Co., Ltd. (Taiwan)	534,000	795,202
Vodafone Group PLC (United Kingdom)	1,856,173	3,790,355
		16,343,945

Tobacco (1.8%)
KT&G Corp. (South Korea)	22,331	1,393,617
Philip Morris International, Inc.	40,515	1,762,808
		3,156,425

Transportation services (2.8%)
ComfortDelgro Corp., Ltd. (Singapore)	2,546,000	2,586,723
Macquarie Infrastructure Group (Australia)	1,955,901	2,383,920
		4,970,643

Total common stocks (cost $232,755,087)		$173,453,651

SHORT-TERM INVESTMENTS (2.2%)*

	Shares	Value

Federated Prime Obligations Fund	3,813,028	$3,813,028

Total short-term investments (cost $3,813,028)		$3,813,028

Total investments (cost $236,568,115)		$177,266,679

259

Putnam VT International Growth and Income Fund

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2008
(as a percentage of Portfolio Value):
Australia	1.7%
Belgium	1.4
Bermuda	0.6
Brazil	1.6
Canada	5.3
China	0.6
Finland	0.9
France	8.0
Germany	8.5
Greece	0.5
Italy	3.3
Japan	24.3
Luxembourg	0.6
Netherlands	3.9
Norway	1.4
Singapore	3.6
South Korea	3.3
Spain	2.4
Switzerland	11.0
Taiwan	0.4
United Kingdom	13.6
United States	3.1

Total	100.0%

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08
(aggregate face value $35,975,448)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$9,490,530	$10,244,263	1/21/09	$(753,733)
British Pound	5,022,052	5,045,866	1/21/09	(23,814)
Canadian Dollar	7,127,401	7,976,580	1/21/09	(849,179)
Euro	7,761,214	7,116,059	1/21/09	645,155
Norwegian Krone	1,580,209	1,551,123	1/21/09	29,086
Swedish Krona	4,166,652	4,041,557	1/21/09	125,095

Total				$(827,390)

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08
(aggregate face value $25,602,373)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,861,068	$2,904,835	1/21/09	$43,767
British Pound	1,617,995	1,631,933	1/21/09	13,938
Canadian Dollar	2,337,200	2,317,634	1/21/09	(19,566)
Euro	4,056,424	3,715,538	1/21/09	(340,886)
Japanese Yen	8,441,463	8,305,742	1/21/09	(135,721)
Norwegian Krone	2,619,803	2,573,781	1/21/09	(46,022)
Swedish Krona	1,301,952	1,261,874	1/21/09	(40,078)
Swiss Franc	3,229,410	2,891,036	1/21/09	(338,374)

Total				$(862,942)

See page 295 for Notes to the Portfolios.

260

Putnam VT International New Opportunities Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (96.2%)*

	Shares	Value

Aerospace and defense (3.5%)
BAE Systems PLC (United Kingdom)	350,008	$1,935,031
Finmeccanica SpA (Italy)	149,807	2,306,614
		4,241,645

Airlines (0.2%)
Qantas Airways, Ltd. (Australia)	159,954	299,727
		299,727

Automotive (1.1%)
Honda Motor Co., Ltd. (Japan)	40,200	869,910
Volkswagen AG (Germany)	1,409	495,661
		1,365,571

Banking (2.7%)
Industrial & Commercial Bank
of China (China)	1,526,000	811,052
Mitsubishi UFJ Financial
Group, Inc. (Japan)	103,600	641,415
Mitsubishi UFJ Financial
Group, Inc. 144A (Japan)	60,762	376,194
Standard Chartered PLC
(United Kingdom)	79,115	1,025,877
Sumitomo Mitsui Financial
Group, Inc. (Japan)	81	350,100
		3,204,638

Beverage (1.9%)
Britvic PLC (United Kingdom)	342,490	1,325,575
InBev NV 144A (Belgium)	41,468	965,454
		2,291,029

Chemicals (2.4%)
Givaudan SA (Switzerland)	675	528,089
Linde AG (Germany)	6,178	525,004
Syngenta AG (Switzerland)	9,391	1,806,847
		2,859,940

Commercial and consumer services (3.0%)
Compass Group PLC (United Kingdom)	107,346	540,346
De La Rue PLC (United Kingdom)	59,335	787,401
Nissha Printing Co., Ltd. (Japan)	21,100	837,593
SECOM Co., Ltd. (Japan)	28,400	1,459,625
		3,624,965

Communications equipment (3.4%)
Nokia OYJ (Finland)	147,611	2,298,035
Qualcomm, Inc.	50,564	1,811,708
		4,109,743

Computers (0.6%)
Fujitsu, Ltd. (Japan)	125,000	602,853
Ju Teng International Holdings,
Ltd. (Hong Kong) †	744,000	156,242
		759,095

COMMON STOCKS (96.2%)* continued

	Shares	Value

Conglomerates (2.0%)
Vivendi SA (France)	72,282	$2,363,238
		2,363,238

Consumer (0.8%)
LVMH Moet Hennessy Louis Vuitton
SA (France)	15,103	1,018,983
		1,018,983

Consumer goods (1.8%)
KAO Corp. (Japan)	27,000	815,840
Reckitt Benckiser PLC
(United Kingdom)	35,129	1,327,507
		2,143,347

Electric utilities (3.8%)
Electricite de France (France)	20,528	1,198,128
E.On AG (Germany)	63,422	2,575,400
Kyushu Electric Power Co., Inc.
(Japan)	27,800	737,811
		4,511,339

Electronics (0.8%)
High Tech Computer Corp. (Taiwan)	96,000	970,239
		970,239

Energy (oil field) (0.2%)
Petroleum Geo-Services ASA
(Norway) †	68,150	280,080
		280,080

Energy (other) (1.5%)
First Solar, Inc. †	7,900	1,089,884
Yingli Green Energy Holding Co.,
Ltd. ADR (China) †	121,674	742,211
		1,832,095

Engineering and construction (0.6%)
Vinci SA (France)	16,634	703,455
		703,455

Environmental (0.8%)
Kurita Water Industries, Ltd.
(Japan)	37,400	1,005,318
		1,005,318

Financial (1.7%)
Sampo OYJ Class A (Finland)	54,324	1,018,947
Sony Financial Holdings, Inc.
(Japan)	251	961,770
		1,980,717

Food (9.2%)
Groupe Danone (France)	12,785	774,886
Koninklijke Ahold NV (Netherlands)	113,744	1,403,855
Nestle SA (Switzerland)	174,751	6,840,151
Sodexho Alliance SA (France)	14,162	787,024
Toyo Suisan Kaisha, Ltd. (Japan)	45,000	1,290,580
		11,096,496

261

Putnam VT International New Opportunities Fund

COMMON STOCKS (96.2%)* continued

	Shares	Value

Health-care services (1.1%)
Suzuken Co., Ltd. (Japan)	44,000	$1,322,867
		1,322,867

Insurance (4.2%)
Allianz SE (Germany)	2,535	273,044
AXA SA (France)	27,036	605,297
Muenchener
Rueckversicherungs-Gesellschaft
AG (Germany)	4,375	690,412
Prudential PLC (United Kingdom)	129,855	801,939
SCOR (France)	28,640	661,214
Tokio Marine Holdings, Inc. (Japan)	40,200	1,175,356
Zurich Financial Services AG
(Switzerland)	3,852	830,440
		5,037,702

Machinery (1.1%)
Alstom (France)	18,258	1,082,725
THK Co., Ltd. (Japan)	27,900	292,529
		1,375,254

Manufacturing (1.4%)
Charter PLC (United Kingdom)	25,257	122,249
Glory, Ltd. (Japan)	78,200	1,526,124
		1,648,373

Medical technology (1.9%)
China Medical Technologies, Inc.
ADR (China)	19,650	398,109
Terumo Corp. (Japan)	41,100	1,920,517
		2,318,626

Metals (5.9%)
ArcelorMittal (Luxembourg)	11,828	286,942
BHP Billiton PLC (United Kingdom)	121,568	2,322,851
BHP Billiton, Ltd. (Australia)	156,132	3,341,644
Vallourec SA (France)	4,557	520,474
Zhaojin Mining Industry Co., Ltd.
(China)	770,000	600,290
		7,072,201

Natural gas utilities (4.2%)
Centrica PLC (United Kingdom)	439,452	1,712,931
Gaz de France SA (France)	42,634	2,120,422
Tokyo Gas Co., Ltd. (Japan)	227,000	1,147,785
		4,981,138

Oil and gas (4.9%)
BG Group PLC (United Kingdom)	143,654	2,023,104
China Petroleum & Chemical Corp.
(China)	1,990,000	1,225,994
StatoilHydro ASA (Norway)	55,511	920,618
Total SA (France)	30,303	1,659,003
		5,828,719

COMMON STOCKS (96.2%)* continued

	Shares	Value

Pharmaceuticals (12.5%)
Astellas Pharma, Inc. (Japan)	29,600	$1,201,814
AstraZeneca PLC
(London Exchange) (United Kingdom)	27,550	1,132,321
CSL, Ltd. 144A (Australia)	22,957	550,882
GlaxoSmithKline PLC
(United Kingdom)	39,334	740,700
Hisamitsu Pharmaceutical Co., Inc.
(Japan)	9,700	395,149
Novartis AG (Switzerland)	90,396	4,498,182
Roche Holding AG (Switzerland)	30,181	4,614,010
Sanofi-Aventis (France)	12,376	789,356
Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	11,200	476,784
UCB SA (Belgium)	19,389	634,227
		15,033,425

Publishing (1.0%)
Reed Elsevier PLC (United Kingdom)	154,686	1,143,673
		1,143,673

Railroads (0.9%)
East Japan Railway Co. (Japan)	135	1,052,005
		1,052,005

Real estate (1.1%)
Link REIT (The) (Hong Kong) (R)	567,000	942,554
Mitsubishi Estate Co., Ltd. (Japan)	11,000	181,004
Unibail-Rodamco (France) (R)	1,643	245,740
		1,369,298

Retail (1.2%)
Lawson, Inc. (Japan)	20,500	1,179,675
Next PLC (United Kingdom)	15,783	250,650
		1,430,325

Semiconductor (0.8%)
ASML Holding NV (Netherlands)	35,395	634,286
Formfactor, Inc. †	24,105	351,933
		986,219

Software (2.4%)
SAP AG (Germany)	51,738	1,862,050
UBISOFT Entertainment (France) †	50,527	992,034
		2,854,084

Telecommunications (5.3%)
France Telecom SA (France)	20,284	569,755
KDDI Corp. (Japan)	255	1,812,211
Koninklijke (Royal) KPN NV
(Netherlands)	115,818	1,686,529
Taiwan Mobile Co., Ltd. (Taiwan)	345,000	513,754
Telefonica SA (Spain)	77,136	1,736,317
		6,318,566

262

Putnam VT International New Opportunities Fund

COMMON STOCKS (96.2%)* continued

	Shares	Value

Telephone (0.7%)
Swisscom AG (Switzerland)	2,753	$882,663
		882,663

Tobacco (2.5%)
BAT Industries PLC (United Kingdom)	74,300	1,958,291
Japan Tobacco, Inc. (Japan)	323	1,067,229
		3,025,520

Toys (1.1%)
Nintendo Co., Ltd. (Japan)	3,400	1,303,388
		1,303,388

Total common stocks (cost $125,847,278)		$115,645,706

WARRANTS (0.4%)* †

	Expiration	Strike
	date	price	Warrants	Value

Baoshan Iron &
Steel Co. 144A
(China)	12/23/09	$0.00	782,100	$531,906

Total warrants (cost $582,195)				$531,906

SHORT-TERM INVESTMENTS (3.6%)*

Principal amount/shares		Value

Federated Prime Obligations Fund	3,258,537	$3,258,537
U.S. Treasury Cash Management
Bills, for effective yields
ranging from 0.31% to 0.35%,
May 15, 2009 #	$1,105,000	1,101,382

Total short-term investments (cost $4,362,165)		$4,359,919

Total investments (cost $130,791,638)		$120,537,531

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2008
(as a percentage of Portfolio Value):
Japan	21.3%
Switzerland	16.6
United Kingdom	15.9
France	13.3
United States	6.3
Germany	5.3
China	3.6
Australia	3.5
Netherlands	3.1
Finland	2.8
Italy	1.9
Spain	1.4
Belgium	1.3
Taiwan	1.2
Norway	1.0
Hong Kong	0.9
Other	0.6

Total	100.0%

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08
(aggregate face value $45,211,973)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$5,990,777	$6,064,770	1/21/09	$(73,993)
British Pound	9,582,028	9,662,489	1/21/09	(80,461)
Canadian Dollar	6,155,031	6,680,369	1/21/09	(525,338)
Euro	12,480,876	11,441,652	1/21/09	1,039,224
Japanese Yen	6,361,034	6,335,429	1/21/09	25,605
Norwegian Krone	1,525,587	1,497,336	1/21/09	28,251
Swedish Krona	2,847,939	2,763,195	1/21/09	84,744
Swiss Franc	861,344	766,733	1/21/09	94,611

Total				$592,643

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08
(aggregate face value $35,240,949)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,647,937	$2,739,208	1/21/09	$91,271
British Pound	2,786,449	2,810,817	1/21/09	24,368
Canadian Dollar	6,846,052	7,702,341	1/21/09	856,289
Euro	14,145,179	12,977,710	1/21/09	(1,167,469)
Norwegian Krone	2,619,961	2,572,572	1/21/09	(47,389)
Swedish Krona	1,970,206	1,903,788	1/21/09	(66,418)
Swiss Franc	5,052,242	4,534,513	1/21/09	(517,729)

Total				$(827,077)

FUTURES CONTRACTS OUTSTANDING at 12/31/08
Number of			Expiration	Unrealized
contracts		Value	date	appreciation

Dow Jones Euro
Stoxx 50 Index (Long)	7	$239,397	Mar-09	$2,419
New Financial Times
Stock Exchange
100 Index (Long)	2	128,048	Mar-09	4,420
SPI 200 Index (Long)	1	66,351	Mar-09	3,486
Tokyo Price Index (Long)	2	189,763	Mar-09	10,028

Total				$20,353

See page 295 for Notes to the Portfolios.

263

Putnam VT Investors Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (99.6%)*

	Shares	Value

Advertising and marketing services (0.9%)
Omnicom Group, Inc.	76,900	$2,070,148
		2,070,148

Aerospace and defense (3.7%)
Boeing Co. (The)	28,300	1,207,561
General Dynamics Corp.	17,000	979,030
L-3 Communications Holdings, Inc.	24,078	1,776,473
Lockheed Martin Corp.	27,863	2,342,721
United Technologies Corp.	44,700	2,395,920
		8,701,705

Automotive (0.4%)
Magna International, Inc. Class A
(Canada)	31,800	951,774
		951,774

Banking (5.6%)
Bank of America Corp.	268,797	3,784,662
Bank of New York Mellon Corp. (The)	78,500	2,223,905
BB&T Corp.	47,000	1,290,620
U.S. Bancorp	84,899	2,123,324
Wells Fargo & Co.	125,755	3,707,257
		13,129,768

Beverage (1.3%)
PepsiCo, Inc.	53,900	2,952,103
		2,952,103

Biotechnology (2.2%)
Amgen, Inc. †	59,600	3,441,900
Genentech, Inc. †	11,300	936,883
Genzyme Corp. †	13,600	902,632
		5,281,415

Cable television (0.9%)
Comcast Corp. Class A	118,700	2,003,656
		2,003,656

Chemicals (2.1%)
FMC Corp.	19,000	849,870
Monsanto Co.	20,776	1,461,592
Potash Corp. of Saskatchewan, Inc.
(Canada)	17,466	1,278,861
PPG Industries, Inc.	31,000	1,315,330
		4,905,653

Commercial and consumer services (0.8%)
Dun & Bradstreet Corp. (The)	16,346	1,261,911
Ecolab, Inc.	19,430	682,965
		1,944,876

Communications equipment (3.3%)
Cisco Systems, Inc. †	299,500	4,881,850
Juniper Networks, Inc. †	24,000	420,240
Qualcomm, Inc.	69,300	2,483,019
		7,785,109

COMMON STOCKS (99.6%)* continued

	Shares	Value

Computers (4.4%)
Apple, Inc. †	40,737	$3,476,903
Hewlett-Packard Co.	109,870	3,987,182
IBM Corp.	35,000	2,945,600
		10,409,685

Conglomerates (2.0%)
General Electric Co.	284,100	4,602,420
		4,602,420

Consumer goods (4.5%)
Colgate-Palmolive Co.	17,200	1,178,888
Kimberly-Clark Corp.	37,100	1,956,654
Procter & Gamble Co. (The)	121,800	7,529,676
		10,665,218

Containers (0.4%)
Crown Holdings, Inc. †	51,500	988,800
		988,800

Electric utilities (2.0%)
Edison International	31,800	1,021,416
Exelon Corp.	25,600	1,423,616
Pepco Holdings, Inc.	132,047	2,345,155
		4,790,187

Electrical equipment (0.4%)
Emerson Electric Co.	29,200	1,069,012
		1,069,012

Electronics (0.7%)
Intel Corp.	70,400	1,032,064
Tandberg ASA (Norway)	65,800	729,350
		1,761,414

Energy (oil field) (1.2%)
Halliburton Co.	104,700	1,903,446
National-Oilwell Varco, Inc. †	37,300	911,612
		2,815,058

Financial (2.9%)
CME Group, Inc.	3,141	653,674
JPMorgan Chase & Co.	196,140	6,184,294
		6,837,968

Food (1.0%)
Kraft Foods, Inc. Class A	88,648	2,380,199
		2,380,199

Health-care services (4.1%)
Aetna, Inc.	40,126	1,143,591
Express Scripts, Inc. †	35,164	1,933,317
McKesson Corp.	72,700	2,815,671
Quest Diagnostics, Inc.	70,500	3,659,655
		9,552,234

264

Putnam VT Investors Fund

COMMON STOCKS (99.6%)* continued

	Shares	Value

Insurance (2.8%)
ACE, Ltd. (Switzerland)	46,300	$2,450,196
Berkshire Hathaway, Inc. Class B †	880	2,828,320
MetLife, Inc.	38,304	1,335,277
		6,613,793

Investment banking/Brokerage (2.4%)
Ameriprise Financial, Inc.	53,100	1,240,416
Goldman Sachs Group, Inc. (The)	51,300	4,329,207
		5,569,623

Lodging/Tourism (0.5%)
Carnival Corp.	43,900	1,067,648
		1,067,648

Machinery (1.6%)
Caterpillar, Inc.	33,954	1,516,725
Deere (John) & Co.	29,400	1,126,608
Parker-Hannifin Corp.	26,700	1,135,818
		3,779,151

Manufacturing (0.6%)
Illinois Tool Works, Inc.	43,100	1,510,655
		1,510,655

Media (1.0%)
Walt Disney Co. (The)	106,200	2,409,678
		2,409,678

Medical technology (3.4%)
Hologic, Inc. †	71,400	933,198
Hospira, Inc. †	66,100	1,772,802
Medtronic, Inc.	105,700	3,321,094
Mettler-Toledo
International, Inc. †	16,098	1,085,005
Waters Corp. †	23,000	842,950
		7,955,049

Metals (0.4%)
Nucor Corp.	18,300	845,460
		845,460

Office equipment and supplies (0.4%)
Pitney Bowes, Inc.	41,700	1,062,516
		1,062,516

Oil and gas (13.5%)
Apache Corp.	17,000	1,267,010
Chevron Corp.	100,600	7,441,382
ConocoPhillips	73,051	3,784,042
Devon Energy Corp.	39,200	2,575,832
Enterprise Products Partners LP	31,000	642,630
Exxon Mobil Corp.	101,200	8,078,796
Hess Corp.	30,559	1,639,185
Marathon Oil Corp.	36,000	984,960
Occidental Petroleum Corp.	62,300	3,737,377
XTO Energy, Inc.	48,175	1,699,132
		31,850,346

COMMON STOCKS (99.6%)* continued

	Shares	Value

Pharmaceuticals (7.4%)
Abbott Laboratories	91,400	$4,878,018
Eli Lilly & Co.	34,000	1,369,180
Johnson & Johnson	112,000	6,700,960
Merck & Co., Inc.	147,600	4,487,040
		17,435,198

Power producers (0.4%)
NRG Energy, Inc. †	38,100	888,873
		888,873

Railroads (1.0%)
Burlington Northern Santa Fe Corp.	31,590	2,391,679
		2,391,679

Regional Bells (3.7%)
AT&T, Inc.	164,110	4,677,135
Verizon Communications, Inc.	117,300	3,976,470
		8,653,605

Restaurants (1.8%)
McDonald’s Corp.	67,700	4,210,263
		4,210,263

Retail (6.5%)
Best Buy Co., Inc.	35,450	996,500
Costco Wholesale Corp.	7,800	409,500
CVS Caremark Corp.	91,120	2,618,789
Kroger Co.	76,200	2,012,442
Safeway, Inc.	35,900	853,343
Target Corp.	23,600	814,908
TJX Cos., Inc. (The)	111,800	2,299,726
Wal-Mart Stores, Inc.	96,700	5,421,002
		15,426,210

Semiconductor (0.1%)
Atmel Corp. †	77,916	243,877
		243,877

Software (3.5%)
Adobe Systems, Inc. †	59,780	1,272,716
Electronic Arts, Inc. †	57,600	923,904
Microsoft Corp.	212,300	4,127,112
Oracle Corp. †	110,900	1,966,257
		8,289,989

Technology services (2.4%)
Accenture, Ltd. Class A (Bermuda)	61,746	2,024,651
Check Point Software Technologies
(Israel) †	67,800	1,287,522
Google, Inc. Class A †	7,569	2,328,603
		5,640,776

Tobacco (1.1%)
Philip Morris International, Inc.	60,300	2,623,653
		2,623,653

265

Putnam VT Investors Fund

COMMON STOCKS (99.6%)* continued

	Shares	Value
Waste Management (0.3%)
Waste Connections, Inc. †	19,100	$602,987
		602,987

Total common stocks (cost $276,672,241)		$234,669,431

CONVERTIBLE BONDS AND NOTES (0.4%)*

	Principal amount	Value

Advanced Micro
Devices, Inc. cv. sr. unsec.
notes 5 3/4s, 2012	$2,481,000	$852,844

Total convertible bonds and notes (cost $1,345,806)		$852,844

CONVERTIBLE PREFERRED STOCKS (0.3%)*

	Shares	Value

Freeport-McMoRan Copper &
Gold, Inc. $6.75 cv. pfd.	17,500	$815,640

Total convertible preferred stocks (cost $1,285,134)		$815,640

SHORT-TERM INVESTMENTS (2.6%)*

	Shares	Value

Federated Prime Obligations Fund	6,066,309	$6,066,309

Total short-term investments (cost $6,066,309)		$6,066,309

Total investments (cost $285,369,490)		$242,404,224

See page 295 for Notes to the Portfolios.

266

Putnam VT Mid Cap Value Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (96.1%)*

	Shares	Value

Aerospace and defense (1.3%)
L-3 Communications Holdings, Inc.	5,900	$435,302
		435,302

Airlines (1.2%)
UAL Corp.	35,950	396,169
		396,169

Banking (7.4%)
City National Corp.	8,680	422,716
Cullen/Frost Bankers, Inc.	5,760	291,917
Fifth Third Bancorp	40,480	334,365
First Citizens BancShares, Inc. Class A	3,180	485,904
TCF Financial Corp.	30,570	417,586
UMB Financial Corp.	9,570	470,270
		2,422,758

Beverage (0.8%)
Molson Coors Brewing Co. Class B	5,140	251,449
		251,449

Building materials (1.4%)
Stanley Works (The)	13,300	453,530
		453,530

Chemicals (0.7%)
PPG Industries, Inc.	5,550	235,487
		235,487

Coal (1.0%)
Massey Energy Co.	23,350	321,997
		321,997

Commercial and consumer services (1.3%)
URS Corp. †	10,810	440,724
		440,724

Construction (0.3%)
USG Corp. †	13,190	106,048
		106,048

Consumer goods (4.8%)
Church & Dwight Co., Inc.	3,770	211,572
Clorox Co.	10,450	580,602
Newell Rubbermaid, Inc.	35,110	343,376
Weight Watchers International, Inc.	14,370	422,765
		1,558,315

Containers (1.5%)
Owens-Illinois, Inc. †	18,490	505,332
		505,332

Distribution (0.7%)
Genuine Parts Co.	6,000	227,160
		227,160

Electric utilities (4.0%)
Edison International	11,890	381,907
PG&E Corp.	10,230	396,003

COMMON STOCKS (96.1%)* continued

	Shares	Value

Electric utilities continued
Progress Energy, Inc.	6,960	$277,356
Wisconsin Energy Corp.	6,000	251,880
		1,307,146

Electrical equipment (1.2%)
WESCO International, Inc. †	19,780	380,369
		380,369

Electronics (2.1%)
Avnet, Inc. †	15,800	287,718
General Cable Corp. †	22,620	400,148
		687,866

Energy (oil field) (1.7%)
National-Oilwell Varco, Inc. †	12,474	304,865
Oceaneering International, Inc. †	8,960	261,094
		565,959

Engineering and construction (0.8%)
Fluor Corp.	5,730	257,105
		257,105

Financial (4.8%)
CIT Group, Inc.	58,510	265,635
Nasdaq OMX Group, Inc. (The) †	29,490	728,698
Sally Beauty Holdings, Inc. †	100,405	571,304
		1,565,637

Gaming and lottery (1.0%)
Scientific Games Corp. Class A †	19,250	337,645
		337,645

Health-care services (9.1%)
AmerisourceBergen Corp.	19,410	692,161
Coventry Health Care, Inc. †	12,513	186,193
Omnicare, Inc.	54,345	1,508,617
Pediatrix Medical Group, Inc. †	17,350	549,995
		2,936,966

Insurance (10.0%)
Fidelity National Title
Group, Inc. Class A	45,130	801,058
Hartford Financial Services
Group, Inc. (The)	15,410	253,032
HCC Insurance Holdings, Inc.	10,050	268,838
Marsh & McLennan Cos., Inc.	18,030	437,588
PartnerRe, Ltd. (Bermuda)	3,760	267,975
Reinsurance Group of America, Inc. Class A	3,050	130,601
W.R. Berkley Corp.	24,950	773,450
Willis Group Holdings, Ltd. (United Kingdom)	12,160	302,541
		3,235,083

Investment banking/Brokerage (1.9%)
Ameriprise Financial, Inc.	15,478	361,566
Eaton Vance Corp.	11,630	244,346
		605,912

267

Putnam VT Mid Cap ValueFund

COMMON STOCKS (96.1%)* continued

	Shares	Value

Machinery (1.4%)
Kennametal, Inc.	20,140	$446,907
		446,907

Media (1.3%)
Interpublic Group of Companies, Inc. (The) †	105,120	416,275
		416,275

Metals (3.3%)
Freeport-McMoRan Copper &
Gold, Inc. Class B	10,090	246,600
Nucor Corp.	2,930	135,366
Steel Dynamics, Inc.	51,340	573,981
United States Steel Corp.	3,040	113,088
		1,069,035

Natural gas utilities (3.5%)
National Fuel Gas Co.	14,450	452,719
Questar Corp.	20,440	668,184
		1,120,903

Oil and gas (4.1%)
Cabot Oil & Gas Corp. Class A	18,690	485,940
Frontier Oil Corp.	21,890	276,471
Newfield Exploration Co. †	20,500	404,875
Pioneer Natural Resources Co.	10,070	162,931
		1,330,217

Pharmaceuticals (1.3%)
Sepracor, Inc. †	37,250	409,005
		409,005

Real estate (2.5%)
Annaly Capital Management, Inc. (R)	37,460	594,490
Simon Property Group, Inc. (R)	3,850	204,551
		799,041

Retail (8.4%)
Abercrombie & Fitch Co. Class A	33,320	768,692
BJ’s Wholesale Club, Inc. †	17,350	594,411
Gap, Inc. (The)	37,590	503,330
OfficeMax, Inc.	64,830	495,301
Ross Stores, Inc.	11,940	354,976
		2,716,710

Schools (0.8%)
Apollo Group, Inc. Class A †	3,200	245,184
		245,184

Semiconductor (3.8%)
Atmel Corp. †	182,510	571,256
Maxim Integrated Products, Inc.	56,550	645,801
		1,217,057

Shipping (3.3%)
Con-way, Inc.	28,560	759,696
DryShips, Inc. (Greece)	29,480	314,257
		1,073,953

COMMON STOCKS (96.1%)* continued

	Shares	Value

Software (2.2%)
McAfee, Inc. †	20,402	$705,297
		705,297

Toys (1.2%)
Mattel, Inc.	23,620	377,920
		377,920

Total common stocks (cost $39,434,319)		$31,161,463

SHORT-TERM INVESTMENTS (4.0%)*

	Shares	Value

Federated Prime Obligations Fund	1,287,716	$1,287,716

Total short-term investments (cost $1,287,716)		$1,287,716

Total investments (cost $40,722,035)		$32,449,179

See page 295 for Notes to the Portfolios.

268

Putnam VT Money Market Fund

The fund’s portfolio
12/31/08

ASSET-BACKED COMMERCIAL PAPER (37.7%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Alpine Securitization	1.352	1/14/09	$4,000,000	$3,998,050
Atlantic Asset
Securitization Corp.	2.769	1/26/09	5,000,000	4,990,451
Atlantic Asset
Securitization Corp.	1.959	1/27/09	2,000,000	1,997,183
Atlantic Asset
Securitization Corp.	0.400	1/8/09	2,000,000	1,999,844
Barton Capital Corp.	1.554	1/20/09	4,500,000	4,496,319
Barton Capital Corp.	1.554	1/16/09	3,000,000	2,998,063
Barton Capital Corp.	1.504	2/9/09	2,500,000	2,495,938
Barton Capital Corp.	1.504	1/21/09	5,000,000	4,995,833
Barton Capital Corp.	1.454	1/29/09	5,000,000	4,994,361
Bryant Park
Funding, LLC	2.769	1/26/09	3,000,000	2,994,271
Bryant Park
Funding, LLC	1.504	1/27/09	4,000,000	3,995,667
CAFCO, LLC.	1.756	1/20/09	3,000,000	2,997,229
CAFCO, LLC.	1.404	1/23/09	5,000,000	4,995,720
CAFCO, LLC.	1.403	1/9/09	5,000,000	4,998,444
Enterprise
Funding Co., LLC	4.142	1/12/09	4,000,000	3,994,989
Enterprise
Funding Co., LLC	1.453	1/16/09	5,000,000	4,996,979
Enterprise
Funding Co., LLC	1.402	1/14/09	1,000,000	999,494
Falcon Asset
Securitization Co., LLC	1.404	1/21/09	2,000,000	1,998,444
Falcon Asset
Securitization Co., LLC	1.403	1/27/09	3,000,000	2,996,967
Falcon Asset
Securitization Co., LLC	1.403	1/14/09	5,000,000	4,997,472
Gemini
Securitization Corp., LLC	1.654	1/26/09	1,500,000	1,498,281
Gemini
Securitization Corp., LLC	1.053	3/17/09	5,000,000	4,989,063
Gemini
Securitization Corp., LLC	0.852	3/16/09	3,500,000	3,493,885
Gotham Funding Corp.	1.603	1/7/09	5,000,000	4,998,667
Gotham Funding Corp.	1.555	1/28/09	4,000,000	3,995,350
Govco, Inc.	1.511	6/17/09	5,000,000	4,965,208
Govco, Inc.	1.258	6/23/09	5,000,000	4,969,965
LMA Americas, LLC	0.701	3/23/09	5,000,000	4,992,125
Old Line Funding Corp.	4.246	1/15/09	1,000,000	998,367
Old Line Funding Corp.	4.198	1/22/09	8,556,000	8,535,287
Ranger Funding Co., LLC	1.254	3/18/09	5,000,000	4,986,806
Sheffield
Receivables Corp.	2.108	1/12/09	5,000,000	4,996,792
Sheffield
Receivables Corp.	0.852	4/2/09	4,000,000	3,991,406
Starbird Funding Corp.	3.223	1/21/09	3,000,000	2,994,667
Starbird Funding Corp.	2.463	1/23/09	2,000,000	1,997,006

ASSET-BACKED COMMERCIAL PAPER (37.7%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Thunder Bay
Funding, Inc.	0.752	3/20/09	$3,000,000	$2,995,125
Thunder Bay
Funding, Inc.	0.751	3/19/09	4,000,000	3,993,583
Thunder Bay
Funding, Inc.	0.751	3/16/09	3,000,000	2,995,375
Tulip Funding Corp.	0.751	1/15/09	5,000,000	4,998,542
Tulip Funding Corp.	0.601	2/20/09	3,000,000	2,997,500
Victory
Receivables Corp.	1.603	1/15/09	5,000,000	4,996,889
Windmill Funding Corp.	3.057	1/29/09	2,000,000	1,995,302
Working Capital
Management Co.	3.122	1/23/09	2,000,000	1,996,211
Working Capital
Management Co.	2.861	1/13/09	4,300,000	4,295,915
Working Capital
Management Co.	1.751	1/5/09	3,500,000	3,499,319
Yorktown Capital, LLC	1.403	1/13/09	2,000,000	1,999,067
Yorktown Capital, LLC	1.402	1/9/09	1,000,000	999,689
Yorktown Capital, LLC	0.752	4/3/09	5,000,000	4,990,417

Total asset-backed commerical paper (cost $178,087,527)				$178,087,527

CORPORATE BONDS AND NOTES (23.2%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Allstate Life Global
Funding Trust
sr. notes FRN
Ser. MTN1	1.775	10/20/09	$5,000,000	$5,000,000
American Honda
Finance Corp. 144A
FRN Ser. MTN	2.319	8/26/09	2,325,000	2,325,000
American Honda
Finance Corp. 144A
FRN Ser. MTN	2.295	8/11/09	1,900,000	1,899,092
American Honda
Finance Corp. 144A
FRN Ser. MTN1	4.949	4/14/09	3,000,000	3,000,000
Australia & New
Zealand Banking
Group, Ltd. 144A FRN
(Australia)	2.427	7/2/09	3,000,000	3,000,000
Bank of America NA
sr. unsec. notes FRN
Ser. BKNT (M)	4.350	4/3/14	4,000,000	4,000,000
Bank of Nova Scotia
144A sr. unsec.
notes FRN
(Canada) (M)	4.570	4/9/13	2,500,000	2,500,000
BP Capital Markets PLC
company
guaranty unsec.
notes FRN
(United Kingdom) (M)	2.284	12/10/12	3,000,000	3,000,000

269

Putnam VT Money Market Fund

CORPORATE BONDS AND NOTES (23.2%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Commonwealth Bank
of Australia 144A FRN
Ser. MTN (Australia)	3.443	8/3/09	$3,000,000	$3,000,000
Commonwealth Bank
of Australia 144A
sr. unsec.
unsub. notes FRN
(Australia)	4.350	10/2/09	1,000,000	1,000,000
General Electric
Capital Corp.
sr. unsec. notes FRN
Ser. A	2.096	6/15/09	4,400,000	4,401,024
IBM International
Group Capital, LLC
144A company
guaranty sr. notes FRN
(International
Business
Machines Corp.
(Letter
of credit (LOC)))	2.389	9/25/09	2,970,000	2,970,000
ING Bank NV 144A FRN
(Netherlands)	1.716	7/24/09	3,000,000	3,000,000
ING Bank NV 144A
sr. unsec. notes FRN
(Netherlands)	2.346	6/15/09	2,000,000	2,000,000
ING USA Global Funding
Trust FRN Ser. MTN1	2.028	10/19/09	2,830,000	2,830,000
Lloyds TSB Group PLC
144A sr. unsec.
unsub. bonds FRB
Ser. EXTC
(United Kingdom) (M)	2.806	8/7/13	3,000,000	3,000,000
MetLife Global Funding
I 144A
sr. unsub. notes FRN	5.194	4/13/09	3,000,000	3,000,000
MetLife Global Funding
I 144A
sr. unsub. notes FRN	4.570	8/7/09	4,000,000	4,000,000
Monumental Global
Funding III 144A
sr. unsec. notes FRN	2.549	8/17/09	2,000,000	2,000,000
Monumental Global
Funding III 144A
sr. unsub. notes FRN	1.575	1/15/09	2,000,000	2,000,000
National Australia
Bank, Ltd. 144A FRN
(Australia)	2.423	10/6/09	2,000,000	2,000,000
Nordea Bank AB 144A
FRN (Sweden)	3.891	9/24/09	3,138,000	3,138,000
Pacific Life Global
Funding 144A
sr. unsec. notes FRN	2.638	9/9/09	2,000,000	2,000,000
Pricoa Global Funding
I 144A FRN Ser. MTN	3.585	7/27/09	4,800,000	4,783,727

CORPORATE BONDS AND NOTES (23.2%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Pricoa Global Funding
I 144A
sr. unsub. notes FRN	2.445	9/11/09	$3,000,000	$3,000,000
Pricoa Global Funding
I 144A
sr. unsub. notes FRN
Ser. MTN	1.836	9/25/09	2,000,000	2,000,000
Procter & Gamble Co.
sr. unsec. notes FRN
Ser. MTN	2.216	9/9/09	1,500,000	1,500,000
Royal Bank of Canada
144A sr. unsec.
notes FRN
(Canada) (M)	1.595	5/15/14	3,600,000	3,600,000
Royal Bank of Scotland
PLC (The) 144A bank
guaranty sr. unsec.
unsub. notes FRN
(United Kingdom)	2.396	10/9/09	2,000,000	2,000,000
Societe Generale 144A
sr. unsec.
unsub. notes FRN
Ser. BKNT (France)	2.620	9/4/09	3,000,000	3,000,000
Svenska Handelsbanken
AB 144A FRN (Sweden)	4.418	8/6/09	2,000,000	2,000,000
Svenska Handelsbanken
AB 144A sr. unsec.
notes FRN (Sweden)	3.885	8/25/09	3,600,000	3,600,000
Toyota Motor
Credit Corp. FRN
Ser. MTN	0.591	6/19/09	2,220,000	2,220,000
Toyota Motor
Credit Corp.
sr. unsec. notes FRN
Ser. B	0.530	6/26/09	2,000,000	2,000,000
Toyota Motor
Credit Corp.
sr. unsec. notes FRN
Ser. B	0.460	3/18/09	4,000,000	4,000,000
Wachovia Bank N.A.
sr. unsec. notes FRN
Ser. BKNT	4.608	8/4/09	4,000,000	4,000,000
Wells Fargo & Co.
sr. unsec. notes FRN
Ser. G	1.668	9/23/09	1,500,000	1,500,771
Wells Fargo Bank NA
sr. unsec. notes FRN
Ser. BKNT	0.621	5/28/09	2,830,000	2,830,000
Westpac
Banking Corp./NY dep.
notes FRN Ser. DPNT	5.119	8/14/09	2,600,000	2,600,000

Total corporate bonds and notes (cost $109,697,614)				$109,697,614

270

Putnam VT Money Market Fund

U.S. GOVERNMENT AGENCY OBLIGATIONS (13.2%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Fannie Mae sr. unsec.
notes FRN	3.356	7/28/09	$3,000,000	$2,999,514
Fannie Mae unsec.
notes FRN	3.641	10/27/09	6,000,000	6,000,000
Fannie Mae unsec.
notes FRN	2.180	2/12/10	3,000,000	2,999,511
Federal Home Loan Bank
unsec. bonds FRB	2.204	2/19/10	3,000,000	2,998,885
Federal Home Loan Bank
unsec. bonds FRB	1.095	3/13/09	4,000,000	4,000,000
Federal Home Loan Bank
unsec. bonds FRB
Ser. 1	1.995	5/13/09	4,000,000	4,000,000
Federal Home Loan
Mortgage Corp.	2.623	2/20/09	6,000,000	5,978,333
Federal Home Loan
Mortgage Corp.	1.259	6/24/09	5,000,000	4,969,792
Federal National
Mortgage Association	2.749	3/18/09	2,500,000	2,485,644
Federal National
Mortgage Association	2.369	2/19/09	5,000,000	4,984,007
Freddie Mac	2.612	2/9/09	3,300,000	3,290,741
Freddie Mac unsec.
notes	2.170	11/12/09	3,000,000	3,000,000
Freddie Mac unsec.
notes	1.150	12/23/09	5,000,000	5,000,000
Freddie Mac unsec.
notes	0.890	12/30/09	5,000,000	5,000,000
Freddie Mac unsec.
notes FRN	3.535	4/27/09	1,600,000	1,600,000
Freddie Mac unsec.
notes FRN	0.488	9/21/09	3,000,000	3,000,000

Total U.S. government agency obligations (cost $62,306,427)				$62,306,427

COMMERCIAL PAPER (9.8%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Australia & New
Zealand Banking
Group, Ltd. 144A FRN
(Australia)	2.601	10/2/09	$2,000,000	$2,000,000
Citigroup Funding, Inc.	3.273	2/18/09	2,500,000	2,489,267
Export Development
Canada (Canada)	1.671	8/31/09	5,000,000	4,944,542
Export Development
Canada (Canada)	1.511	6/1/09	3,000,000	2,981,125
Greenwich Capital
Holdings	3.150	3/13/09	1,800,000	1,788,995
HSBC USA, Inc.	1.979	2/12/09	4,000,000	3,990,807
ICICI Bank, Ltd. (Bank of
America (LOC)) (India)	2.313	2/6/09	3,500,000	3,491,950

COMMERCIAL PAPER (9.8%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Royal Bank of Scotland
Group PLC
(United Kingdom)	3.171	2/26/09	$2,500,000	$2,487,866
SanPaolo IMI US
Financial Co.	3.110	3/5/09	1,800,000	1,790,355
SanPaolo IMI US
Financial Co.	3.100	3/10/09	2,000,000	1,988,466
Shell International
Finance B.V.
(Netherlands)	1.660	4/8/09	5,000,000	4,977,771
Shell International
Finance B.V.
(Netherlands)	1.303	2/3/09	5,000,000	4,994,042
Westpac Securities NZ,
Ltd. 144A FRN
(United Kingdom)	3.069	1/28/09	3,500,000	3,499,224
Yale University	1.556	3/11/09	5,000,000	4,985,146

Total commercial paper (cost $46,409,556)				$46,409,556

CERTIFICATES OF DEPOSIT (8.1%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Abbey National
Treasury Services
PLC/Stamford, CT FRN	1.435	2/13/09	$3,000,000	$3,000,000
Barclays Bank PLC/NY
FRN	1.495	2/17/09	2,500,000	2,500,000
Barclays Bank PLC/NY
FRN	1.461	3/17/09	2,000,000	2,000,000
Barclays Bank PLC/NY
FRN	0.908	2/23/09	2,000,000	2,000,000
BNP Paribas	1.180	3/19/09	5,000,000	5,000,000
Chase Manhattan Bank,
USA, N.A.	1.750	2/17/09	5,000,000	5,000,000
Credit Suisse/New
York, NY FRN	0.481	3/27/09	2,910,000	2,905,649
Deutsche Bank AG/New
York, NY FRN	1.735	7/21/09	5,000,000	5,000,000
DnB NOR Bank ASA/New
York	2.930	1/30/09	2,300,000	2,300,000
Lloyds TSB Bank
PLC/New York, NY	1.880	3/12/09	2,000,000	2,000,000
Svenska
Handelsbanken/New
York, NY FRN	5.139	7/13/09	4,000,000	4,000,000
Unicredito Italiano/New
York, NY	3.200	2/27/09	2,500,000	2,500,000

Total certificates of deposit (cost $38,205,649)				$38,205,649

271

Putnam VT Money Market Fund

REPURCHASE AGREEMENTS (4.6%)*

	Principal amount	Value

Interest in $300,000,000 joint tri-party
repurchase agreement dated
December 31, 2008 with Deutsche
Bank Securities due January 2, 2009 —
maturity value of $21,500,119 for an
effective yield of 0.10% (collateralized
by various mortgage backed securities
with coupon rates ranging from 5.00%
to 7.00% and due dates ranging from
April 1, 2034 to December 1, 2038,
valued at $306,000,001)	$21,500,000	$21,500,000

Total repurchase agreements (cost $21,500,000)		$21,500,000

MUNICIPAL BONDS AND NOTES (3.8%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

CO Hsg. & Fin. Auth.
VRDN (Single Fam.)
Ser. B-1 (M)	4.500	11/1/32	$2,000,000	$2,000,000
Ser. C1- Class I (M)	4.500	11/1/36	1,790,000	1,790,000
Ser. C2, Class I (M)	4.500	11/1/35	3,000,000	3,000,000
CT State Hlth. & Edl.
Fac. Auth. VRDN (Yale
U.), Ser. V-1 (M)	0.700	7/1/36	3,900,000	3,900,000
Geisinger, PA Auth.
Hlth. Syst. VRDN
(Geisinger Hlth.
Syst.) (M)	0.850	11/15/32	2,000,000	2,000,000
MA State Hlth. & Edl.
Fac. Auth. VRDN
(Harvard U.), Ser. R
(M)	0.700	11/1/49	3,000,000	3,000,000
MO State Hlth. & Edl.
Fac. Auth. VRDN
(Washington U. (The))
Ser. B (M)	1.200	9/1/30	1,000,000	1,000,000
Ser. C (M)	0.900	9/1/30	1,300,000	1,300,000

Total municipal bonds and notes (cost $17,990,000)				$17,990,000

Total investments (cost $474,196,773)			$474,196,773

See page 295 for Notes to the Portfolios.

272

Putnam VT New Opportunities Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (96.8%)*

	Shares	Value

Aerospace and defense (2.4%)
Alliant Techsystems, Inc. †	20,400	$1,749,504
General Dynamics Corp.	24,900	1,433,991
L-3 Communications Holdings, Inc.	30,900	2,279,802
Orbital Sciences Corp. †	51,300	1,001,889
Precision Castparts Corp.	43,800	2,605,224
Raytheon Co.	54,100	2,761,264
		11,831,674

Banking (0.8%)
Bank of the Ozarks, Inc.	15,100	447,564
First Citizens BancShares, Inc.
Class A	3,300	504,240
Northern Trust Corp.	55,800	2,909,412
		3,861,216

Beverage (1.4%)
Coca-Cola Co. (The)	47,600	2,154,852
PepsiCo, Inc.	85,902	4,704,853
		6,859,705

Biotechnology (4.6%)
American Oriental
Bioengineering, Inc. (China) †	190,600	1,294,174
Amgen, Inc. †	50,800	2,933,700
Genentech, Inc. †	66,400	5,505,224
Genzyme Corp. †	54,321	3,605,285
Gilead Sciences, Inc. †	163,900	8,381,846
Life Technologies Corp. †	56,518	1,317,435
		23,037,664

Chemicals (2.5%)
Airgas, Inc.	45,300	1,766,247
FMC Corp.	19,400	867,762
Monsanto Co.	87,058	6,124,530
Potash Corp. of Saskatchewan
(Canada)	17,800	1,303,316
Sigma-Adrich Corp.	56,600	2,390,784
		12,452,639

Coal (0.2%)
Massey Energy Co.	63,800	879,802
		879,802

Commercial and consumer services (1.3%)
EZCORP, Inc. Class A †	76,600	1,165,086
H&R Block, Inc.	78,000	1,772,160
Navigant Consulting, Inc. †	67,800	1,075,986
Priceline.com, Inc. †	35,835	2,639,248
		6,652,480

Communications equipment (4.1%)
Cisco Systems, Inc. †	468,213	7,631,872
Comtech Telecommunications Corp. †	5,300	242,846
F5 Networks, Inc. †	83,718	1,913,793

COMMON STOCKS (96.8%)* continued

	Shares	Value

Communications equipment continued
Juniper Networks, Inc. †	203,200	$3,558,032
Qualcomm, Inc.	208,500	7,470,555
		20,817,098

Computers (8.0%)
Actuate Corp. †	53,056	157,046
Apple, Inc. †	132,627	11,319,714
Hewlett-Packard Co.	325,567	11,814,826
IBM Corp.	171,095	14,399,355
TeleCommunication Systems, Inc.
Class A †	94,000	807,460
Teradata Corp. †	98,700	1,463,721
		39,962,122

Conglomerates (0.2%)
Walter Industries, Inc.	47,900	838,729
		838,729

Consumer goods (4.0%)
Church & Dwight Co., Inc.	56,300	3,159,556
Colgate-Palmolive Co.	99,400	6,812,876
Prestige Brands Holdings, Inc. †	106,600	1,124,630
Procter & Gamble Co. (The)	144,418	8,927,921
		20,024,983

Consumer services (0.1%)
Sapient Corp. †	163,500	725,940
		725,940

Electric utilities (1.5%)
DPL, Inc.	51,500	1,176,260
Edison International	64,500	2,071,740
Exelon Corp.	79,700	4,432,117
		7,680,117

Electrical equipment (1.8%)
Emerson Electric Co.	153,600	5,623,296
GrafTech International, Ltd. †	93,900	781,248
Insteel Industries, Inc.	63,100	712,399
Vestas Wind Systems A/S (Denmark) †	35,159	2,098,828
		9,215,771

Electronics (2.6%)
Altera Corp.	152,641	2,550,631
Analog Devices, Inc.	109,500	2,082,690
Intel Corp.	319,757	4,687,638
Intermec, Inc. †	75,300	999,984
Marvell Technology Group, Ltd.
(Bermuda) †	185,200	1,235,284
Thermo Electron Corp. †	47,400	1,614,918
		13,171,145

273

Putnam VT New Opportunities Fund

COMMON STOCKS (96.8%)* continued

	Shares	Value

Energy (oil field) (2.0%)
FMC Technologies, Inc. †	85,300	$2,032,699
National-Oilwell Varco, Inc. †	113,000	2,761,720
Noble Corp.	98,200	2,169,238
Schlumberger, Ltd.	73,125	3,095,381
		10,059,038

Energy (other) (0.6%)
Covanta Holding Corp. †	55,200	1,212,192
First Solar, Inc. †	13,100	1,807,276
		3,019,468

Engineering and construction (1.0%)
EMCOR Group, Inc. †	45,400	1,018,322
ENGlobal Corp. †	217,300	706,225
Fluor Corp.	38,088	1,709,009
Michael Baker Corp. †	40,200	1,483,782
		4,917,338

Financial (0.3%)
Assurant, Inc.	43,400	1,302,000
Credit Acceptance Corp. †	2,154	29,510
		1,331,510

Food (1.1%)
Del Monte Foods Co.	135,600	968,184
General Mills, Inc.	43,400	2,636,550
Ralcorp Holdings, Inc. †	32,800	1,915,520
		5,520,254

Health-care services (3.0%)
AMERIGROUP Corp. †	149,542	4,414,480
Express Scripts, Inc. †	58,900	3,238,322
Healthsouth Corp. †	77,200	846,112
Hooper Holmes, Inc. †	536,446	134,112
LHC Group, Inc. †	29,100	1,047,600
Omnicare, Inc.	37,900	1,052,104
Quest Diagnostics, Inc.	59,300	3,078,263
Questcor Pharmaceuticals, Inc. †	124,000	1,154,440
		14,965,433

Insurance (0.8%)
AON Corp.	34,400	1,571,392
Fidelity National Title
Group, Inc. Class A	115,400	2,048,350
Transatlantic Holdings, Inc.	13,600	544,816
		4,164,558

Investment banking/Brokerage (1.4%)
Eaton Vance Corp.	130,700	2,746,007
Goldman Sachs Group, Inc. (The)	25,600	2,160,384
TD Ameritrade Holding Corp. †	142,400	2,029,200
		6,935,591

COMMON STOCKS (96.8%)* continued

	Shares	Value

Machinery (1.3%)
AGCO Corp. †	78,000	$1,840,020
Chart Industries, Inc. †	52,400	557,012
Joy Global, Inc.	70,400	1,611,456
Parker-Hannifin Corp.	60,200	2,560,908
		6,569,396

Manufacturing (0.8%)
Dover Corp.	56,100	1,846,812
Flowserve Corp.	19,600	1,009,400
Shaw Group, Inc. †	63,500	1,299,845
		4,156,057

Medical technology (5.0%)
Baxter International, Inc.	122,726	6,576,886
Becton, Dickinson and Co.	78,370	5,359,724
Covidien, Ltd.	59,400	2,152,656
Luminex Corp. †	11,600	247,776
Masimo Corp. †	3,212	95,814
St. Jude Medical, Inc. †	109,900	3,622,304
Steris Corp.	6,848	163,599
Varian Medical Systems, Inc. †	69,100	2,421,264
Waters Corp. †	96,000	3,518,400
Zoll Medical Corp. †	37,800	714,042
		24,872,465

Metals (1.9%)
Barrick Gold Corp. (Canada)	43,500	1,599,495
Freeport-McMoRan Copper &
Gold, Inc. Class B	66,700	1,630,148
Newmont Mining Corp.	89,097	3,626,248
Nucor Corp.	53,200	2,457,840
		9,313,731

Natural gas utilities (0.5%)
Southwestern Energy Co. †	79,300	2,297,321
		2,297,321

Oil and gas (6.4%)
Comstock Resources, Inc. †	40,800	1,927,800
Devon Energy Corp.	26,800	1,761,028
Exxon Mobil Corp.	74,154	5,919,714
Hess Corp.	77,300	4,146,372
McMoRan Exploration Co. †	50,900	498,820
Noble Energy, Inc.	47,700	2,347,794
Occidental Petroleum Corp.	160,200	9,610,398
Petroleo Brasileiro SA ADR (Brazil)	145,708	3,568,389
Ultra Petroleum Corp. †	33,600	1,159,536
Whiting Petroleum Corp. †	27,600	923,496
		31,863,347

274

Putnam VT New Opportunities Fund

COMMON STOCKS (96.8%)* continued

	Shares	Value

Pharmaceuticals (5.5%)
Abbott Laboratories	234,300	$12,504,591
Cephalon, Inc. †	49,000	3,774,960
Johnson & Johnson	107,425	6,427,238
Owens & Minor, Inc.	70,700	2,661,855
Perrigo Co.	22,000	710,820
Wyeth	45,700	1,714,207
		27,793,671

Power producers (0.3%)
AES Corp. (The) †	155,400	1,280,496
		1,280,496

Publishing (0.3%)
Marvel Entertainment, Inc. †	50,800	1,562,100
		1,562,100

Railroads (1.7%)
Burlington Northern Santa Fe Corp.	60,800	4,603,168
Union Pacific Corp.	86,800	4,149,040
		8,752,208

Real estate (0.5%)
Simon Property Group, Inc. (R)	48,000	2,550,240
		2,550,240

Regional Bells (0.4%)
Verizon Communications, Inc.	64,582	2,189,330
		2,189,330

Restaurants (2.9%)
CEC Entertainment, Inc. †	46,700	1,132,475
McDonald’s Corp.	158,600	9,863,334
Yum! Brands, Inc.	118,381	3,729,002
		14,724,811

Retail (6.0%)
Advance Auto Parts, Inc.	66,400	2,234,360
AutoZone, Inc. †	24,748	3,451,604
BJ’s Wholesale Club, Inc. †	82,217	2,816,754
Jo-Ann Stores, Inc. †	54,400	842,656
Kroger Co.	111,000	2,931,510
Rent-A-Center, Inc. †	31,700	559,505
TJX Cos., Inc. (The)	182,423	3,752,441
Wal-Mart Stores, Inc.	244,500	13,706,670
		30,295,500

Schools (1.2%)
Apollo Group, Inc. Class A †	58,400	4,474,608
Career Education Corp. †	78,300	1,404,702
		5,879,310

Semiconductor (0.1%)
Hittite Microwave Corp. †	15,800	465,468
		465,468

COMMON STOCKS (96.8%)* continued

	Shares	Value

Shipping (0.5%)
Frontline, Ltd. (Bermuda)	18,900	$559,629
Kirby Corp. †	65,900	1,803,024
		2,362,653

Software (6.3%)
Activision Blizzard, Inc. †	197,200	1,703,808
Adobe Systems, Inc. †	176,975	3,767,798
JDA Software Group, Inc. †	49,012	643,528
Mantech International Corp.
Class A †	18,600	1,007,934
Microsoft Corp. #	643,341	12,506,549
Oracle Corp. †	561,300	9,951,849
Red Hat, Inc. †	120,400	1,591,688
Symantec Corp. †	37,000	500,240
		31,673,394

Technology (0.6%)
Affiliated Computer Services, Inc.
Class A †	63,800	2,931,610
		2,931,610

Technology services (3.4%)
Accenture, Ltd. Class A (Bermuda)	170,936	5,604,991
CSG Systems International, Inc. †	80,200	1,401,094
Google, Inc. Class A †	16,800	5,168,520
NetEase.com ADR (China) †	43,300	956,930
SAIC, Inc. †	53,500	1,042,180
Western Union Co. (The)	213,400	3,060,156
		17,233,871

Telecommunications (0.9%)
NeuStar, Inc. Class A †	140,756	2,692,662
NII Holdings, Inc. †	33,800	614,484
Premiere Global Services, Inc. †	149,900	1,290,639
		4,597,785

Textiles (0.8%)
NIKE, Inc. Class B	77,300	3,942,300
		3,942,300

Tobacco (3.2%)
Lorillard, Inc.	53,000	2,986,550
Philip Morris International, Inc.	300,040	13,054,738
		16,041,288

Toys (0.5%)
Hasbro, Inc.	83,400	2,432,778
		2,432,778

Trucks and parts (0.1%)
Fuel Systems Solutions, Inc. †	18,000	589,680
		589,680

Total common stocks (cost $623,551,876)		$485,295,085

275

Putnam VT New Opportunities Fund

SHORT-TERM INVESTMENTS (2.7%)*

Principal amount/shares		Value

U.S. Treasury Bills for an
effective yield of 0.472%,
November 19, 2009 #	$888,000	$883,036
Federated Prime Obligations Fund	12,696,454	12,696,454

Total short-term investments (cost $13,581,865)		$13,579,490

Total investments (cost $637,133,741)		$498,874,575

FUTURES CONTRACTS OUTSTANDING at 12/31/08

Number of			Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100 Index
E-Mini (Long)	91	$2,206,750	Mar-09	$40,119
Russell 2000 Index
Mini (Long)	11	543,070	Mar-09	26,694
S&P 500 Index (Long)	29	6,525,725	Mar-09	227,521
S&P Mid Cap 400 Index
E-Mini (Long)	31	1,665,320	Mar-09	84,662

Total				$378,996

See page 295 for Notes to the Portfolios.

276

Putnam VT New Value Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (97.1%)*

	Shares	Value

Aerospace and defense (3.5%)
Boeing Co. (The)	77,800	$3,319,726
L-3 Communications Holdings, Inc.	8,100	597,618
Northrop Grumman Corp.	90,800	4,089,632
		8,006,976

Banking (1.7%)
Bank of America Corp.	104,650	1,473,472
National City Corp.	566,300	1,025,003
Wachovia Corp.	238,300	1,320,182
		3,818,657

Beverage (0.7%)
Pepsi Bottling Group, Inc. (The)	74,200	1,670,242
		1,670,242

Biotechnology (0.7%)
Amgen, Inc. †	28,300	1,634,325
		1,634,325

Chemicals (1.4%)
FMC Corp.	44,500	1,990,485
Lubrizol Corp. (The)	33,600	1,222,704
		3,213,189

Coal (0.5%)
Peabody Energy Corp.	46,700	1,062,425
		1,062,425

Communications equipment (0.2%)
Nokia OYJ ADR (Finland)	33,700	525,720
		525,720

Computers (0.6%)
Hewlett-Packard Co.	38,200	1,386,278
		1,386,278

Conglomerates (1.9%)
Honeywell International, Inc.	105,000	3,447,150
Tyco International, Ltd. (Bermuda)	39,225	847,260
		4,294,410

Consumer goods (3.1%)
Clorox Co.	49,248	2,736,219
Energizer Holdings, Inc. †	82,100	4,444,894
		7,181,113

Containers (1.3%)
Ball Corp.	11,600	482,444
Crown Holdings, Inc. †	126,600	2,430,720
		2,913,164

Electric utilities (10.6%)
Edison International	157,000	5,042,840
FirstEnergy Corp.	90,000	4,372,200
Great Plains Energy, Inc.	31,700	612,761
NV Energy, Inc.	384,631	3,804,001

COMMON STOCKS (97.1%)* continued

	Shares	Value

Electric utilities continued
Pepco Holdings, Inc.	88,700	$1,575,312
PG&E Corp.	229,070	8,867,300
		24,274,414

Electronics (5.1%)
Avnet, Inc. †	145,600	2,651,376
Intel Corp.	368,400	5,400,744
Texas Instruments, Inc.	232,600	3,609,952
		11,662,072

Financial (6.4%)
Assurant, Inc.	153,300	4,599,000
CIT Group, Inc.	490,200	2,225,508
Discover Financial Services	209,800	1,999,394
JPMorgan Chase & Co.	182,230	5,745,712
		14,569,614

Food (0.7%)
Tyson Foods, Inc. Class A	181,000	1,585,560
		1,585,560

Forest products and packaging (0.1%)
Packaging Corp. of America	17,300	232,858
		232,858

Health-care services (4.4%)
AmerisourceBergen Corp.	148,500	5,295,510
UnitedHealth Group, Inc.	59,400	1,580,040
WellPoint, Inc. †	75,700	3,189,241
		10,064,791

Insurance (6.3%)
ACE, Ltd. (Switzerland)	36,800	1,947,456
Allied World Assurance Company
Holdings, Ltd. (Bermuda)	19,500	791,700
Allstate Corp. (The)	135,900	4,452,084
Axis Capital Holdings, Ltd.
(Bermuda)	64,300	1,872,416
Chubb Corp. (The)	46,728	2,383,128
MetLife, Inc.	19,800	690,228
PartnerRe, Ltd. (Bermuda)	32,200	2,294,894
		14,431,906

Investment banking/Brokerage (1.3%)
Goldman Sachs Group, Inc. (The)	5,400	455,706
Merrill Lynch & Co., Inc.	216,700	2,522,388
		2,978,094

Lodging/Tourism (0.8%)
Wyndham Worldwide Corp.	278,600	1,824,830
		1,824,830

Machinery (0.4%)
Parker-Hannifin Corp.	21,000	893,340
		893,340

277

Putnam VT New Value Fund

COMMON STOCKS (97.1%)* continued

	Shares	Value

Manufacturing (0.9%)
Teleflex, Inc.	39,600	$1,983,960
		1,983,960

Medical technology (1.5%)
Covidien, Ltd.	97,925	3,548,802
		3,548,802

Metals (2.4%)
Nucor Corp.	121,300	5,604,060
		5,604,060

Natural gas utilities (0.9%)
Energen Corp.	68,200	2,000,306
		2,000,306

Oil and gas (16.6%)
Chevron Corp.	142,100	10,511,137
Devon Energy Corp.	18,400	1,209,064
El Paso Corp.	149,500	1,170,585
Exxon Mobil Corp.	157,700	12,589,191
Hess Corp.	32,200	1,727,208
Marathon Oil Corp.	166,200	4,547,232
Occidental Petroleum Corp.	95,800	5,747,042
Valero Energy Corp.	25,100	543,164
		38,044,623

Pharmaceuticals (5.7%)
Eli Lilly & Co.	149,800	6,032,446
Merck & Co., Inc.	173,400	5,271,360
Wyeth	48,100	1,804,231
		13,108,037

Railroads (1.5%)
Norfolk Southern Corp.	73,200	3,444,060
		3,444,060

Real estate (0.3%)
MFA Mortgage Investments, Inc. (R)	118,900	700,321
		700,321

Regional Bells (5.1%)
Verizon Communications, Inc.	345,000	11,695,500
		11,695,500

Retail (5.5%)
Big Lots, Inc. †	168,941	2,447,955
CVS Caremark Corp.	53,000	1,523,220
Home Depot, Inc. (The)	47,700	1,098,054
Staples, Inc.	108,500	1,944,320
TJX Cos., Inc. (The)	268,000	5,512,759
		12,526,308

Schools (1.6%)
Career Education Corp. †	210,088	3,768,979
		3,768,979

COMMON STOCKS (97.1%)* continued

	Shares	Value

Semiconductor (0.2%)
Atmel Corp. †	176,500	$552,445
		552,445

Tobacco (1.4%)
Philip Morris International, Inc.	75,500	3,285,005
		3,285,005

Trucks and parts (0.1%)
Autoliv, Inc. (Sweden)	14,600	313,316
		313,316

Waste Management (1.5%)
Republic Services, Inc.	139,000	3,445,810
		3,445,810

Total common stocks (cost $223,803,225)		$222,245,510

CONVERTIBLE PREFERRED STOCKS (0.7%)*

	Shares	Value

Entergy Corp. $3.813 cv. pfd.	34,415	$1,716,276

Total convertible preferred stocks (cost $1,574,689)		$1,716,276

SHORT-TERM INVESTMENTS (2.3%)*

	Shares	Value

Federated Prime Obligations Fund	5,244,178	$5,244,178

Total short-term investments (cost $5,244,178)		$5,244,178

Total investments (cost $230,622,092)		$229,205,964

See page 295 for Notes to the Portfolios.

278

Putnam VT OTC & Emerging Growth Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (91.5%)*

	Shares	Value

Airlines (0.5%)
UAL Corp.	15,300	$168,606
		168,606

Automotive (0.3%)
Copart, Inc. †	3,200	87,008
		87,008

Banking (4.6%)
BOK Financial Corp.	695	28,078
Capitol Federal Financial	4,063	185,273
Commerce Bancshares, Inc.	4,685	205,906
First Citizens BancShares, Inc.
Class A	1,200	183,360
PacWest Bancorp	5,500	147,950
People’s United Financial, Inc.	16,700	297,761
TCF Financial Corp.	10,300	140,698
UMB Financial Corp.	5,800	285,012
		1,474,038

Beverage (0.3%)
Heckmann Corp. †	18,695	105,627
		105,627

Biotechnology (3.4%)
Alexion Pharmaceuticals, Inc. †	4,300	155,617
Martek Biosciences Corp. †	16,300	494,053
Medicines Co. †	9,600	141,408
Viropharma, Inc. †	21,300	277,326
		1,068,404

Building materials (0.7%)
Lennox International, Inc.	7,100	229,259
		229,259

Chemicals (1.8%)
Airgas, Inc.	5,100	198,849
FMC Corp.	8,400	375,732
		574,581

Coal (1.7%)
Arch Coal, Inc.	18,600	302,994
Massey Energy Co.	17,880	246,565
		549,559

Commercial and consumer services (3.0%)
Ecolab, Inc.	5,700	200,355
H&R Block, Inc.	22,600	513,472
Watson Wyatt Worldwide, Inc.
Class A	5,300	253,446
		967,273

Communications equipment (1.9%)
Comtech Telecommunications Corp. †	6,200	284,084
F5 Networks, Inc. †	13,600	310,896
		594,980

COMMON STOCKS (91.5%)* continued

	Shares	Value

Computers (1.3%)
National Instruments Corp.	17,400	$423,864
		423,864

Conglomerates (0.6%)
SPX Corp.	5,100	206,805
		206,805

Consumer goods (1.6%)
Church & Dwight Co., Inc.	8,900	499,468
		499,468

Consumer services (0.8%)
FTI Consulting, Inc. †	5,500	245,740
		245,740

Containers (0.8%)
Pactiv Corp. †	10,800	268,704
		268,704

Distribution (1.9%)
Spartan Stores, Inc.	25,700	597,525
		597,525

Electronics (0.5%)
Altera Corp.	9,500	158,745
		158,745

Energy (other) (1.2%)
Covanta Holding Corp. †	12,900	283,284
Optisolar, Inc. (acquired 7/30/08,
cost $88,102) (Private) (F) ‡	14,210	88,102
		371,386

Engineering and construction (1.0%)
Fluor Corp.	1,100	49,357
Quanta Services, Inc. †	12,900	255,420
		304,777

Financial (0.2%)
Nasdaq OMX Group, Inc. (The) †	2,300	56,833
		56,833

Food (1.0%)
H.J. Heinz Co.	8,600	323,360
		323,360

Health-care services (4.1%)
Express Scripts, Inc. †	6,600	362,868
Genoptix, Inc. †	9,100	310,128
Omnicare, Inc.	13,700	380,312
Quest Diagnostics, Inc.	5,000	259,550
		1,312,858

Insurance (2.3%)
AON Corp.	8,400	383,712
W.R. Berkley Corp.	11,300	350,300
		734,012

279

Putnam VT OTC & Emerging Growth Fund

COMMON STOCKS (91.5%)* continued

	Shares	Value

Investment banking/Brokerage (2.7%)
Eaton Vance Corp.	12,700	$266,827
Greenhill & Co., Inc.	5,950	415,132
TD Ameritrade Holding Corp. †	13,300	189,525
		871,484

Machinery (2.6%)
Bucyrus International, Inc. Class A	11,800	218,536
Joy Global, Inc.	9,000	206,010
Wabtec Corp.	3,988	158,523
Zebra Technologies Corp. †	11,600	235,016
		818,085

Manufacturing (2.2%)
Flowserve Corp.	3,300	169,950
Matthews International Corp. Class A	10,791	395,814
Teleflex, Inc.	2,583	129,408
		695,172

Medical technology (10.5%)
C.R. Bard, Inc.	4,500	379,170
Conmed Corp. †	9,100	217,854
Datascope Corp.	8,700	454,488
Edwards Lifesciences Corp. †	6,000	329,700
Haemonetics Corp. †	6,300	355,950
Luminex Corp. †	12,800	273,408
Masimo Corp. †	8,500	253,555
Merit Medical Systems, Inc. †	11,600	207,988
Techne Corp.	2,800	180,656
Volcano Corp. †	17,600	264,000
West Pharmaceutical Services, Inc.	11,500	434,355
		3,351,124

Metals (4.3%)
Agnico-Eagle Mines, Ltd. (Canada) †	8,000	410,640
AK Steel Holding Corp.	12,300	114,636
Goldcorp, Inc. (Canada)	11,500	362,595
Steel Dynamics, Inc.	41,608	465,177
		1,353,048

Natural gas utilities (0.2%)
Southwestern Energy Co. †	1,700	49,249
		49,249

Oil and gas (7.5%)
Cabot Oil & Gas Corp. Class A	9,700	252,200
Comstock Resources, Inc. †	10,583	500,047
Contango Oil & Gas Co. †	3,536	199,077
EXCO Resources, Inc. †	28,600	259,116
McMoRan Exploration Co. †	23,587	231,153
Penn Virginia Corp.	2,134	55,441
PetroHawk Energy Corp. †	31,300	489,219
Range Resources Corp.	5,700	196,023
Whiting Petroleum Corp. †	5,900	197,414
		2,379,690

COMMON STOCKS (91.5%)* continued

	Shares	Value

Pharmaceuticals (8.6%)
Cephalon, Inc. †	5,800	$446,832
Emergent Biosolutions, Inc. †	18,738	489,249
King Pharmaceuticals, Inc. †	16,453	174,731
OSI Pharmaceuticals, Inc. †	6,000	234,300
Perrigo Co.	11,400	368,334
Valeant Pharmaceuticals
International †	36,900	845,010
Watson Pharmaceuticals, Inc. †	6,000	159,420
		2,717,876

Publishing (1.1%)
Marvel Entertainment, Inc. †	11,600	356,700
		356,700

Retail (1.6%)
AutoZone, Inc. †	3,600	502,092
		502,092

Schools (5.5%)
Apollo Group, Inc. Class A †	5,400	413,748
Career Education Corp. †	29,700	532,818
DeVry, Inc.	8,900	510,949
ITT Educational Services, Inc. †	3,000	284,940
		1,742,455

Semiconductor (0.9%)
Hittite Microwave Corp. †	9,500	279,870
		279,870

Software (3.2%)
BMC Software, Inc. †	3,000	80,730
Intuit, Inc. †	2,000	47,580
Mantech International Corp. Class A †	12,300	666,537
McAfee, Inc. †	6,600	228,162
		1,023,009

Staffing (1.0%)
Hewitt Associates, Inc. Class A †	10,800	306,504
		306,504

Technology (1.2%)
Affiliated Computer Services, Inc.
Class A †	8,300	381,385
		381,385

Technology services (1.4%)
SAIC, Inc. †	23,100	449,988
		449,988

Telecommunications (0.8%)
American Tower Corp. Class A †	1,600	46,912
Nice Systems, Ltd. ADR (Israel) †	8,904	200,073
		246,985

Waste Management (0.1%)
Stericycle, Inc. †	600	31,248
		31,248

280

Putnam VT OTC & Emerging Growth Fund

COMMON STOCKS (91.5%)* continued

	Shares	Value

Water Utilities (0.6%)
Aqua America, Inc.	8,700	$179,132
		179,132

Total common stocks (cost $31,025,230)		$29,058,508

SHORT-TERM INVESTMENTS (10.4%)*

Principal amount/shares		Value

Federated Prime Obligations Fund	2,895,479	$2,895,479
U.S. Treasury Bills with yields
ranging from 0.31% to 0.62%,
November 19, 2009 #	$312,000	310,930
U.S. Treasury Cash Management
Bills for an effective yield
of 0.88%, May 15, 2009 #	100,000	99,673

Total short-term investments (cost $3,306,082)		$3,306,082

Total investments (cost $34,331,312)		$32,364,590

FUTURES CONTRACTS OUTSTANDING at 12/31/08

Number of			Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100
Index E-Mini (Long)	11	$266,750	Mar-09	$1,996
Russell 2000 Index
Mini (Long)	13	641,810	Mar-09	28,815
S&P 500 Index (Long)	1	225,025	Mar-09	9,271
S&P Mid Cap 400
Index E-Mini (Long)	29	1,557,880	Mar-09	69,990

Total				$110,072

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $11,378)

	Contract	Expiration date/
	amount	strike price	Value

AK Steel Holding Corp. (Call) (F)	$12,300	Jan 09/$12.50	$795

See page 295 for Notes to the Portfolios.

281

Putnam VT Research Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (98.7%)*

	Shares	Value

Advertising and marketing services (0.7%)
Omnicom Group, Inc.	17,100	$460,332
		460,332

Aerospace and defense (3.7%)
Boeing Co. (The)	21,700	925,939
Lockheed Martin Corp.	9,200	773,536
Raytheon Co.	12,400	632,896
		2,332,371

Banking (5.6%)
Bank of America Corp. #	59,500	837,760
Bank of New York Mellon Corp. (The)	22,200	628,926
U.S. Bancorp	27,000	675,270
Wells Fargo & Co.	47,680	1,405,606
		3,547,562

Beverage (1.8%)
PepsiCo, Inc.	20,500	1,122,785
		1,122,785

Biotechnology (2.3%)
Amgen, Inc. †	16,300	941,325
Genzyme Corp. †	8,400	557,508
		1,498,833

Chemicals (1.8%)
Monsanto Co.	10,000	703,500
Potash Corp. of Saskatchewan, Inc.
(Canada)	6,000	439,320
		1,142,820

Communications equipment (4.0%)
Cisco Systems, Inc. †	65,800	1,072,540
Corning, Inc.	43,400	413,602
Nokia OYJ ADR (Finland)	19,800	308,880
Qualcomm, Inc.	21,900	784,677
		2,579,699

Computers (3.8%)
Apple, Inc. †	10,700	913,245
EMC Corp. †	48,300	505,701
Hewlett-Packard Co.	27,100	983,459
		2,402,405

Conglomerates (1.5%)
General Electric Co.	12,200	197,640
Honeywell International, Inc.	23,900	784,637
		982,277

Consumer finance (1.4%)
American Express Co.	24,400	452,620
Mastercard, Inc. Class A	2,900	414,497
		867,117

COMMON STOCKS (98.7%)* continued

	Shares	Value

Consumer goods (5.4%)
Clorox Co.	7,800	$433,368
Colgate-Palmolive Co.	10,000	685,400
Energizer Holdings, Inc. †	8,700	471,018
Procter & Gamble Co. (The)	30,000	1,854,600
		3,444,386

Electric utilities (4.7%)
Edison International	14,585	468,470
Entergy Corp.	6,400	532,032
Exelon Corp.	12,300	684,003
Great Plains Energy, Inc.	20,200	390,466
NV Energy, Inc.	37,600	371,864
PG&E Corp.	13,900	538,069
		2,984,904

Electrical equipment (1.1%)
Emerson Electric Co.	19,800	724,878
		724,878

Energy (oil field) (1.2%)
National-Oilwell Varco, Inc. †	15,400	376,376
Weatherford International, Ltd. †	34,500	373,290
		749,666

Energy (other) (0.6%)
First Solar, Inc. †	2,792	385,184
		385,184

Financial (2.8%)
Citigroup, Inc.	75,700	507,947
JPMorgan Chase & Co.	40,320	1,271,290
		1,779,237

Food (1.1%)
Kraft Foods, Inc. Class A	26,600	714,210
		714,210

Health-care services (3.1%)
AmerisourceBergen Corp.	14,800	527,768
Cardinal Health, Inc.	13,300	458,451
CIGNA Corp.	15,500	261,175
Health Management Associates, Inc.
Class A †	111,700	199,943
Quest Diagnostics, Inc.	10,400	539,864
		1,987,201

Insurance (1.3%)
ACE, Ltd. (Switzerland)	8,100	428,652
AXA SA ADR (France)	17,600	395,472
		824,124

282

Putnam VT Research Fund

COMMON STOCKS (98.7%)* continued

	Shares	Value

Investment banking/Brokerage (1.9%)
Goldman Sachs Group, Inc. (The)	6,800	$573,852
Merrill Lynch & Co., Inc.	13,000	151,320
State Street Corp.	12,000	471,960
		1,197,132

Lodging/Tourism (0.5%)
Wyndham Worldwide Corp.	46,496	304,549
		304,549

Machinery (2.8%)
Cummins, Inc.	18,700	499,851
Deere (John) & Co.	15,100	578,632
Parker-Hannifin Corp.	16,800	714,672
		1,793,155

Media (1.5%)
Viacom, Inc. Class B †	26,200	499,372
Walt Disney Co. (The)	20,900	474,221
		973,593

Medical technology (5.5%)
Boston Scientific Corp. †	55,700	431,118
Covidien, Ltd.	13,625	493,770
Hologic, Inc. †	20,500	267,935
Hospira, Inc. †	19,000	509,580
Medtronic, Inc.	20,000	628,400
Mettler-Toledo
International, Inc. †	4,000	269,600
St. Jude Medical, Inc. †	14,500	477,920
Zimmer Holdings, Inc. †	10,600	428,452
		3,506,775

Oil and gas (11.6%)
Chevron Corp.	23,000	1,701,310
Devon Energy Corp.	10,200	670,242
Exxon Mobil Corp.	25,900	2,067,597
Hess Corp.	17,900	960,156
Marathon Oil Corp.	18,700	511,632
Occidental Petroleum Corp.	16,800	1,007,832
XTO Energy, Inc.	15,800	557,266
		7,476,035

Pharmaceuticals (4.5%)
Abbott Laboratories	20,700	1,104,759
Merck & Co., Inc.	31,800	966,720
Wyeth	22,100	828,971
		2,900,450

Real estate (0.7%)
Simon Property Group, Inc. (R)	8,200	435,666
		435,666

COMMON STOCKS (98.7%)* continued

	Shares	Value

Regional Bells (1.9%)
Verizon Communications, Inc.	35,300	$1,196,670
		1,196,670

Restaurants (1.6%)
McDonald’s Corp.	16,900	1,051,011
		1,051,011

Retail (7.5%)
Best Buy Co., Inc.	13,200	371,052
Big Lots, Inc. †	18,800	272,412
CVS Caremark Corp.	24,900	715,626
Kroger Co.	20,300	536,123
Nordstrom, Inc.	21,100	280,841
Staples, Inc.	36,000	645,120
TJX Cos., Inc. (The)	26,700	549,219
Wal-Mart Stores, Inc.	25,400	1,423,924
		4,794,317

Schools (0.4%)
Career Education Corp. †	16,000	287,040
		287,040

Semiconductor (0.6%)
KLA-Tencor Corp.	16,800	366,072
		366,072

Software (4.9%)
Activision Blizzard, Inc. †	27,900	241,056
Electronic Arts, Inc. †	21,300	341,652
Microsoft Corp.	75,900	1,475,496
Parametric Technology Corp. †	27,800	351,670
SAP AG ADR (Germany)	8,248	298,743
Symantec Corp. †	30,000	405,600
		3,114,217

Technology services (1.8%)
Global Payments, Inc.	8,300	272,157
Google, Inc. Class A †	2,792	858,959
		1,131,116

Telecommunications (1.3%)
American Tower Corp. Class A †	20,400	598,128
NII Holdings, Inc. †	13,900	252,702
		850,830

Tobacco (1.8%)
Philip Morris International, Inc.	27,100	1,179,121
		1,179,121

Total common stocks (cost $83,859,623)		$63,087,740

283

Putnam VT Research Fund

CONVERTIBLE PREFERRED STOCKS (0.5%)*

	Shares	Value

Mylan, Inc. 6.50% cv. pfd.	518	$335,130

Total convertible preferred stocks (cost $305,191)		$335,130

SHORT-TERM INVESTMENTS (0.9%)*

Principal amount/shares		Value

Federated Prime Obligations Fund	572,809	$572,809
U.S. Treasury Cash Management
Bills for an effective yield
of 0.48%, May 15, 2009 #	$10,000	9,967

Total short-term investments (cost $582,791)		$582,776

Total investments (cost $84,747,605)		$64,005,646

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08
(aggregate face value $1,060,040)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$1,140,825	$1,060,040	1/21/09	$80,785

Total				$80,785

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08

(aggregate face value $2,453,020)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Canadian Dollar	$473,337	$532,697	1/21/09	$59,360
Euro	2,095,164	1,920,323	1/21/09	(174,841)

Total				$(115,481)

FUTURES CONTRACTS OUTSTANDING at 12/31/08

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	1	$225,025	Mar-09	$4,146

Total				$4,146

See page 295 for Notes to the Portfolios.

284

Putnam VT Small Cap Value Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (94.6%)*

	Shares	Value

Aerospace and defense (1.3%)
Innovative Solutions &
Support, Inc.	238,801	$943,264
Teledyne Technologies, Inc. †	44,800	1,995,840
		2,939,104

Airlines (2.4%)
Copa Holdings SA Class A (Panama)	68,400	2,073,888
SkyWest, Inc.	183,400	3,411,240
		5,485,128

Automotive (1.2%)
American Axle & Manufacturing
Holdings, Inc.	379,800	1,097,622
ArvinMeritor, Inc.	200,000	570,000
Snap-On, Inc.	28,500	1,122,330
		2,789,952

Banking (8.3%)
BancTec, Inc. 144A †	456,900	1,621,995
Citizens Republic Bancorp, Inc.	235,297	701,185
City Holding Co.	15,700	546,046
City National Corp.	23,500	1,144,450
Columbia Banking Systems, Inc.	59,600	711,028
East West Bancorp, Inc.	34,200	546,174
First Citizens BancShares, Inc.
Class A	9,122	1,393,842
First Horizon National Corp.	80,756	853,591
NewAlliance Bancshares, Inc.	116,000	1,527,720
PacWest Bancorp	42,600	1,145,940
Renasant Corp.	20,293	345,590
Seacoast Banking Corp. of Florida	55,000	363,000
Sterling Bancshares, Inc.	167,950	1,021,136
SVB Financial Group †	22,700	595,421
Trustmark Corp.	64,039	1,382,602
UCBH Holdings, Inc.	113,400	780,192
UMB Financial Corp.	22,600	1,110,564
Webster Financial Corp.	48,600	669,708
Whitney Holding Corp.	64,800	1,036,152
Wilmington Trust Corp.	58,600	1,303,264
		18,799,600

Building materials (0.3%)
Interface, Inc. Class A	141,700	657,488
		657,488

Chemicals (2.8%)
Airgas, Inc.	51,100	1,992,389
Olin Corp.	116,400	2,104,512
Omnova Solutions, Inc. †	475,200	308,880
RPM, Inc.	126,900	1,686,501
Spartech Corp.	51,300	321,138
		6,413,420

COMMON STOCKS (94.6%)* continued

	Shares	Value

Commercial and consumer services (1.7%)
Brink’s Co. (The)	71,600	$1,924,608
Deluxe Corp.	132,900	1,988,184
		3,912,792

Communications equipment (2.4%)
ARRIS Group, Inc. †	229,371	1,823,499
Belden CDT, Inc.	38,800	810,144
F5 Networks, Inc. †	60,800	1,389,888
Netgear, Inc. †	123,900	1,413,699
		5,437,230

Computers (2.2%)
Emulex Corp. †	160,100	1,117,498
Ixia †	258,900	1,496,442
Monotype Imaging Holdings, Inc. †	235,446	1,365,587
SMART Modular Technologies
WWH, Inc. †	591,115	910,317
		4,889,844

Construction (0.4%)
Quanex Building Products Corp.	87,800	822,686
		822,686

Consumer finance (0.1%)
Capital Trust, Inc. Class A (R)	69,549	250,376
		250,376

Consumer goods (1.9%)
Elizabeth Arden, Inc. †	83,900	1,057,979
Energizer Holdings, Inc. †	24,200	1,310,188
Prestige Brands Holdings, Inc. †	189,900	2,003,445
		4,371,612

Consumer services (0.5%)
Stamps.com, Inc. †	116,800	1,148,144
		1,148,144

Containers (0.8%)
Grief, Inc. Class A	50,900	1,701,587
		1,701,587

Distribution (1.0%)
Spartan Stores, Inc.	101,124	2,351,133
		2,351,133

Electric utilities (4.1%)
Black Hills Corp.	76,192	2,054,136
UIL Holdings Corp.	64,400	1,933,932
UniSource Energy Corp.	87,400	2,566,064
Westar Energy, Inc.	138,300	2,836,533
		9,390,665

Electrical equipment (0.7%)
WESCO International, Inc. †	80,700	1,551,861
		1,551,861

285

Putnam VT Small Cap Value Fund

COMMON STOCKS (94.6%)* continued

	Shares	Value

Electronics (3.6%)
Benchmark Electronics, Inc. †	138,565	$1,769,475
EnerSys †	131,800	1,449,800
General Cable Corp. †	55,463	981,140
Mellanox Technologies, Ltd. (Israel) †	164,800	1,295,328
TTM Technologies, Inc. †	199,900	1,041,479
Zoran Corp. †	234,700	1,603,001
		8,140,223

Energy (oil field) (0.8%)
GulfMark Offshore, Inc. †	6,155	146,427
Tidewater, Inc.	39,500	1,590,665
		1,737,092

Financial (1.6%)
Advanta Corp. Class B	308,900	645,601
Financial Federal Corp.	80,400	1,870,908
MGIC Investment Corp.	294,800	1,025,904
		3,542,413

Food (1.6%)
Ruddick Corp.	87,000	2,405,550
Weiss Markets, Inc.	34,900	1,173,687
		3,579,237

Forest products and packaging (2.2%)
Universal Forest Products, Inc.	60,900	1,638,819
Wausau Paper Corp.	285,800	3,269,552
		4,908,371

Health-care services (3.7%)
AMERIGROUP Corp. †	93,200	2,751,264
AMN Healthcare Services, Inc. †	192,200	1,626,012
HealthSpring, Inc. †	190,670	3,807,680
Hooper Holmes, Inc. †	970,872	242,718
		8,427,674

Insurance (10.0%)
American Equity Investment Life
Holding Co.	324,200	2,269,400
Arch Capital Group, Ltd. (Bermuda) †	24,100	1,689,410
Assured Guaranty, Ltd. (Bermuda)	84,300	961,020
Endurance Specialty Holdings, Ltd.
(Bermuda)	44,000	1,343,320
FBL Financial Group, Inc. Class A	39,805	614,987
Hanover Insurance Group, Inc. (The)	60,800	2,612,576
Infinity Property & Casualty Corp.	48,300	2,257,059
IPC Holdings, Ltd. (Bermuda)	39,600	1,184,040
Navigators Group, Inc. †	40,200	2,207,382
Presidential Life Corp.	188,830	1,867,529
Safety Insurance Group, Inc.	74,500	2,835,470
Selective Insurance Group	127,252	2,917,888
		22,760,081

COMMON STOCKS (94.6%)* continued

	Shares	Value

Investment banking/Brokerage (2.6%)
Eaton Vance Corp.	22,100	$464,321
SWS Group, Inc.	171,400	3,248,030
TradeStation Group, Inc. †	334,000	2,154,300
		5,866,651

Leisure (0.5%)
Arctic Cat, Inc.	243,876	1,168,166
		1,168,166

Machinery (2.2%)
Applied Industrial
Technologies, Inc.	67,800	1,282,776
Chart Industries, Inc. †	70,700	751,541
Imation Corp.	102,000	1,384,140
Middleby Corp. (The) †	53,700	1,464,399
		4,882,856

Manufacturing (0.5%)
Knoll, Inc.	133,400	1,203,268
		1,203,268

Media (0.3%)
Journal Communications, Inc.
Class A	238,900	585,305
		585,305

Medical technology (1.0%)
Cutera, Inc. †	243,280	2,157,894
		2,157,894

Metal fabricators (1.8%)
Mueller Industries, Inc.	88,400	2,217,072
USEC, Inc. †	391,110	1,756,084
		3,973,156

Metals (0.9%)
Haynes International, Inc. †	38,200	940,484
Steel Dynamics, Inc.	95,400	1,066,572
		2,007,056

Natural gas utilities (2.0%)
Energen Corp.	44,800	1,313,984
Southwest Gas Corp.	126,900	3,200,418
		4,514,402

Office equipment and supplies (0.9%)
Ennis Inc.	173,400	2,099,874
		2,099,874

Oil and gas (1.9%)
Approach Resources, Inc. †	78,466	573,586
Cabot Oil & Gas Corp. Class A	45,100	1,172,600
Carrizo Oil & Gas, Inc. †	22,768	366,565
Penn Virginia Corp.	17,277	448,856
Pioneer Drilling Co. †	37,425	208,457
Rex Energy Corp. †	14,960	43,982

286

Putnam VT Small Cap Value Fund

COMMON STOCKS (94.6%)* continued

	Shares	Value

Oil and gas continued
Rosetta Resources, Inc. †	31,484	$222,907
St. Mary Land & Exploration Co.	67,060	1,361,989
		4,398,942

Pharmaceuticals (0.7%)
Owens & Minor, Inc.	43,400	1,634,010
		1,634,010

Real estate (5.3%)
Arbor Realty Trust, Inc (R)	144,500	426,275
DiamondRock Hospitality Co. (R)	158,870	805,471
Entertainment Properties Trust (R)	60,762	1,810,708
Getty Realty Corp. (R)	142,100	2,992,626
Hersha Hospitality Trust (R)	278,824	836,472
M/I Schottenstein Homes, Inc.	81,900	863,226
MFA Mortgage Investments, Inc. (R)	465,550	2,742,090
NorthStar Realty Finance Corp. (R)	184,600	721,786
Pennsylvania Real Estate
Investment Trust (R)	119,300	888,785
		12,087,439

Restaurants (0.3%)
Domino’s Pizza, Inc. †	90,005	423,924
Ruby Tuesday, Inc. †	221,330	345,275
		769,199

Retail (8.5%)
Brown Shoe Co., Inc.	170,400	1,443,288
Coldwater Creek, Inc. †	311,900	888,915
Haverty Furniture Cos., Inc.	222,300	2,074,059
Herbalife, Ltd. (Cayman Islands)	63,700	1,381,016
Iconix Brand Group, Inc. †	227,200	2,222,016
Jos. A. Bank Clothiers, Inc. †	92,500	2,418,875
Nautilus, Inc. †	479,251	1,059,145
OfficeMax, Inc.	216,700	1,655,588
Pier 1 Imports, Inc. †	672,546	248,842
School Specialty, Inc. †	57,300	1,095,576
Sonic Automotive, Inc.	203,300	809,134
Stage Stores, Inc.	103,350	852,638
Steven Madden, Ltd. †	100,200	2,136,264
Timberland Co. (The) Class A †	83,000	958,650
		19,244,006

Schools (0.7%)
Career Education Corp. †	83,100	1,490,814
		1,490,814

Semiconductor (1.3%)
Atmel Corp. †	421,500	1,319,295
GSI Group, Inc. †	158,287	90,572
Micrel, Inc.	141,900	1,037,289
Ultra Clean Holdings, Inc. †	290,355	583,614
		3,030,770

COMMON STOCKS (94.6%)* continued

	Shares	Value

Shipping (0.6%)
Arkansas Best Corp.	46,600	$1,403,126
		1,403,126

Software (0.4%)
Chordiant Software, Inc. †	351,569	935,174
		935,174

Staffing (0.3%)
Gevity HR, Inc.	422,213	637,542
		637,542

Technology (0.8%)
CACI International, Inc. Class A †	42,500	1,916,325
		1,916,325

Technology services (1.6%)
CSG Systems International, Inc. †	120,000	2,096,400
United Online, Inc.	259,600	1,575,772
		3,672,172

Telecommunications (2.8%)
Centennial Communications Corp. †	66,300	534,378
Earthlink, Inc. †	296,520	2,004,475
Novatel Wireless, Inc. †	315,300	1,462,990
NTELOS Holdings Corp.	27,000	665,820
Oplink Communications, Inc. †	202,300	1,739,780
		6,407,443

Textiles (1.1%)
American Apparel, Inc. †	187,200	372,528
Perry Ellis International, Inc. †	128,000	811,520
Phillips-Van Heusen Corp.	60,500	1,217,865
		2,401,913

Total common stocks (cost $302,248,241)		$214,495,216

INVESTMENT COMPANIES (0.9%)*

	Shares	Value

Hercules Technology Growth
Capital, Inc.	270,374	$2,141,362

Total investment companies (cost $3,186,169)		$2,141,362

SHORT-TERM INVESTMENTS (3.1%)*

	Shares	Value

Federated Prime Obligations Fund	7,094,390	$7,094,390

Total short-term investments (cost $7,094,390)		$7,094,390

Total investments (cost $312,528,800)		$223,730,968

See page 295 for Notes to the Portfolios.

287

Putnam VT Vista Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (98.0%)*

	Shares	Value

Airlines (0.9%)
UAL Corp.	107,000	$1,179,140
		1,179,140

Automotive (0.5%)
Copart, Inc. †	26,300	715,097
		715,097

Banking (4.0%)
BOK Financial Corp.	2,534	102,374
Commerce Bancshares, Inc.	21,905	962,725
Northern Trust Corp.	40,900	2,132,526
People’s United Financial, Inc.	78,000	1,390,740
TCF Financial Corp.	45,600	622,896
UMB Financial Corp.	5,380	264,373
		5,475,634

Biotechnology (3.2%)
Alexion Pharmaceuticals, Inc. †	18,500	669,515
Genzyme Corp. †	18,600	1,234,482
Martek Biosciences Corp. †	44,663	1,353,736
Medicines Co. †	39,800	586,254
Viropharma, Inc. †	45,100	587,202
		4,431,189

Building materials (0.7%)
Lennox International, Inc.	30,800	994,532
		994,532

Chemicals (0.5%)
Mosaic Co. (The)	18,800	650,480
		650,480

Coal (2.2%)
Arch Coal, Inc.	70,400	1,146,816
Massey Energy Co.	84,544	1,165,862
Peabody Energy Corp.	31,600	718,900
		3,031,578

Commercial and consumer services (4.1%)
Dun & Bradstreet Corp. (The)	9,300	717,960
H&R Block, Inc.	137,900	3,133,088
Paychex, Inc.	29,100	764,748
Watson Wyatt Worldwide, Inc.
Class A	20,700	989,874
		5,605,670

Communications equipment (3.6%)
Comtech Telecommunications Corp. †	18,700	856,834
F5 Networks, Inc. †	70,100	1,602,486
Harris Corp.	40,400	1,537,220
Juniper Networks, Inc. †	53,700	940,287
		4,936,827

COMMON STOCKS (98.0%)* continued

	Shares	Value

Computers (1.9%)
ANSYS, Inc. †	35,900	$1,001,251
National Instruments Corp.	46,440	1,131,278
Teradata Corp. †	34,071	505,273
		2,637,802

Conglomerates (0.5%)
SPX Corp.	18,500	750,175
		750,175

Consumer goods (1.4%)
Church & Dwight Co., Inc.	35,600	1,997,872
		1,997,872

Consumer services (0.7%)
FTI Consulting, Inc. †	21,600	965,088
		965,088

Distribution (0.6%)
Spartan Stores, Inc.	33,286	773,900
		773,900

Electric utilities (1.0%)
DTE Energy Co.	20,200	720,534
Hawaiian Electric Industries, Inc.	27,200	602,208
		1,322,742

Electrical equipment (0.5%)
Rockwell Automation, Inc.	19,800	638,352
		638,352

Electronics (2.1%)
Altera Corp.	73,900	1,234,869
International Rectifier Corp. †	26,700	360,450
Marvell Technology Group, Ltd.
(Bermuda) †	92,700	618,309
Microchip Technology, Inc.	36,400	710,892
		2,924,520

Energy (other) (1.2%)
Covanta Holding Corp. †	75,000	1,647,000
		1,647,000

Engineering and construction (1.6%)
Fluor Corp.	49,100	2,203,117
		2,203,117

Entertainment (0.9%)
Dreamworks Animation SKG, Inc.
Class A †	50,600	1,278,156
		1,278,156

Environmental (0.6%)
Foster Wheeler, Ltd. †	36,400	851,032
		851,032

Financial (0.8%)
Nasdaq OMX Group, Inc. (The) †	45,000	1,111,950
		1,111,950

288

Putnam VT Vista Fund

COMMON STOCKS (98.0%)* continued

	Shares	Value

Food (2.1%)
Dean Foods Co. †	80,700	$1,450,179
H.J. Heinz Co.	37,200	1,398,720
		2,848,899

Health-care services (3.7%)
Express Scripts, Inc. †	44,000	2,419,120
Omnicare, Inc.	24,100	669,016
Quest Diagnostics, Inc.	40,000	2,076,400
		5,164,536

Insurance (1.9%)
AON Corp.	20,900	954,712
W.R. Berkley Corp.	52,400	1,624,400
		2,579,112

Investment banking/Brokerage (2.8%)
BlackRock, Inc.	8,700	1,167,105
Eaton Vance Corp.	53,200	1,117,732
Greenhill & Co., Inc.	11,100	774,447
TD Ameritrade Holding Corp. †	57,700	822,225
		3,881,509

Machinery (2.6%)
AGCO Corp. †	36,300	856,317
Bucyrus International, Inc. Class A	43,100	798,212
Joy Global, Inc.	39,900	913,311
Wabtec Corp.	24,500	973,875
		3,541,715

Manufacturing (4.1%)
Dover Corp.	40,900	1,346,428
ITT Corp.	36,900	1,697,031
Matthews International Corp.
Class A	46,068	1,689,774
Shaw Group, Inc. †	41,500	849,505
Teleflex, Inc.	2,757	138,126
		5,720,864

Medical technology (5.9%)
C.R. Bard, Inc.	27,300	2,300,298
Edwards Lifesciences Corp. †	26,337	1,447,218
Haemonetics Corp. †	10,100	570,650
Luminex Corp. †	11,531	246,302
St. Jude Medical, Inc. †	72,400	2,386,304
Techne Corp.	12,200	787,144
Volcano Corp. †	26,300	394,500
		8,132,416

Metals (3.9%)
Agnico-Eagle Mines, Ltd. (Canada) †	36,000	1,847,880
AK Steel Holding Corp.	32,473	302,648
Goldcorp, Inc.
(Toronto Exchange) (Canada)	50,800	1,601,724
United States Steel Corp.	43,500	1,618,200
		5,370,452

COMMON STOCKS (98.0%)* continued

	Shares	Value

Natural gas utilities (1.1%)
Southwestern Energy Co. †	50,200	$1,454,294
		1,454,294

Oil and gas (8.6%)
Cabot Oil & Gas Corp. Class A	47,800	1,242,800
Chesapeake Energy Corp.	105,500	1,705,935
Comstock Resources, Inc. †	22,100	1,044,225
Continental Resources, Inc. †	44,600	923,666
Denbury Resources, Inc. †	56,300	614,796
EXCO Resources, Inc. †	28,302	256,416
McMoRan Exploration Co. †	82,568	809,166
Noble Energy, Inc.	31,700	1,560,274
Penn Virginia Corp.	21,940	570,001
Range Resources Corp.	39,200	1,348,088
Whiting Petroleum Corp. †	54,156	1,812,060
		11,887,427

Pharmaceuticals (6.2%)
Cephalon, Inc. †	27,700	2,134,008
King Pharmaceuticals, Inc. †	135,900	1,443,258
OSI Pharmaceuticals, Inc. †	26,600	1,038,730
Owens & Minor, Inc.	27,600	1,039,140
Valeant Pharmaceuticals
International †	68,300	1,564,070
Watson Pharmaceuticals, Inc. †	49,800	1,323,186
		8,542,392

Publishing (1.3%)
Wiley (John) & Sons, Inc. Class A	49,600	1,764,768
		1,764,768

Retail (5.5%)
Advance Auto Parts, Inc.	67,800	2,281,470
AutoZone, Inc. †	20,100	2,803,347
BJ’s Wholesale Club, Inc. †	30,800	1,055,208
TJX Cos., Inc. (The)	67,700	1,392,589
		7,532,614

Schools (2.3%)
Apollo Group, Inc. Class A †	23,600	1,808,232
Career Education Corp. †	43,200	775,008
ITT Educational Services, Inc. †	6,100	579,378
		3,162,618

Semiconductor (1.3%)
Hittite Microwave Corp. †	17,600	518,496
Maxim Integrated Products, Inc.	109,800	1,253,916
		1,772,412

Software (4.5%)
Autodesk, Inc. †	37,800	742,770
BMC Software, Inc. † #	37,519	1,009,636
Intuit, Inc. †	29,000	689,910
Mantech International Corp.
Class A †	16,000	867,040

289

Putnam VT Vista Fund

COMMON STOCKS (98.0%)* continued

	Shares	Value

Software continued
McAfee, Inc. †	59,300	$2,050,001
Red Hat, Inc. †	62,600	827,572
		6,186,929

Staffing (0.6%)
Hewitt Associates, Inc. Class A †	31,500	893,970
		893,970

Technology (0.9%)
Affiliated Computer Services, Inc.
Class A †	28,700	1,318,765
		1,318,765

Technology services (1.8%)
SAIC, Inc. †	103,300	2,012,284
Sohu.com, Inc. (China) †	10,500	497,070
		2,509,354

Telecommunications (1.7%)
American Tower Corp. Class A †	52,200	1,530,504
Nice Systems, Ltd. ADR (Israel) †	38,681	869,162
		2,399,666

Waste Management (1.1%)
Stericycle, Inc. †	28,900	1,505,112
		1,505,112

Water Utilities (0.6%)
Aqua America, Inc.	42,766	880,552
		880,552

Total common stocks (cost $155,755,105)		$135,172,229

PURCHASED OPTIONS OUTSTANDING (—%)*

	Expiration date/	Contract
	strike price	amount	Value

BJ’s Restaurants, Inc.
(Put)	Mar-09/$8.96	$6,366	$6,854
California Pizza
Kitchen, Inc. (Put)	Mar-09/8.96	6,472	4,940
Chipotle Mexican
Grill, Inc. (Put) (F)	Mar-09/54.86	1,046	5,746
Cracker Barrel Old
Country Store, Inc.
(Put)	Mar-09/17.66	3,260	5,007
Darden Restaurants,
Inc. (Put)	Mar-09/25.35	2,332	3,963
Jack in the Box, Inc.
(Put)	Mar-09/18.82	3,138	6,228
P.F. Chang’s China
Bistro, Inc. (Put)	Mar-09/18.50	3,065	3,275
Texas Roadhouse, Inc.
(Put)	Mar-09/6.41	8,839	7,933
The Steak n Shake
Company (Put)	Mar-09/5.48	10,907	7,502

PURCHASED OPTIONS OUTSTANDING (—%)* continued
	Expiration date/	Contract
	strike price	amount	Value

Tim Hortons, Inc. (Put) (F)	Mar-09/$24.46	$2,450	$2,457
Sonic Corp. (Put) (F)	Mar-09/10.78	5,378	6,997
Total purchased options outstanding (cost $81,840)			$60,902

SHORT-TERM INVESTMENTS (7.4%)*

Principal amount/shares		Value

Federated Prime Obligations Fund	9,657,144	$9,657,144
U.S. Treasury Cash Management
Bills for an effective yield
ranging from 0.70% to 0.88%,
May 15, 2009 #	$600,000	598,036
U.S. Treasury Bills for an
effective yield of 0.31%,
November 19, 2009 #	10,000	9,944

Total short-term investments (cost $10,265,168)		$10,265,124

Total investments (cost $166,102,113)		$145,498,255

FUTURES CONTRACTS OUTSTANDING at 12/31/08

Number of			Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100
Index E-Mini (Long)	11	$266,750	Mar-09	$5,983
Russell 2000 Index
Mini (Long)	3	148,110	Mar-09	8,064
S&P 500 Index (Long)	1	225,025	Mar-09	10,146
S&P Mid Cap 400
Index E-Mini (Long)	19	1,020,680	Mar-09	61,382

Total				$85,575

WRITTEN OPTIONS OUTSTANDING at 12/31/08

(premiums received $30,038)

	Contract	Expiration date/
	amount	strike price	Value

AK Steel Holding Corp. (Call)	$32,473	Jan-09/$12.50	$2,098

Total			$2,098

See page 295 for Notes to the Portfolios.

290

Putnam VT Voyager Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (92.6%)*

	Shares	Value

Advertising and marketing services (0.3%)
Omnicom Group, Inc.	83,804	$2,256,004
		2,256,004

Aerospace and defense (3.4%)
Boeing Co. (The)	60,900	2,598,603
General Dynamics Corp.	53,700	3,092,583
Goodrich Corp.	53,454	1,978,867
L-3 Communications Holdings, Inc.	31,900	2,353,582
Lockheed Martin Corp.	89,400	7,516,752
Precision Castparts Corp.	24,100	1,433,468
Raytheon Co.	46,200	2,358,048
United Technologies Corp.	67,000	3,591,200
		24,923,103

Airlines (0.7%)
Continental Airlines, Inc.
Class B †	87,900	1,587,474
Delta Air Lines, Inc. †	137,600	1,576,896
UAL Corp.	162,100	1,786,342
		4,950,712

Banking (0.3%)
Bank of America Corp.	27,400	385,792
Wells Fargo & Co.	63,800	1,880,824
		2,266,616

Beverage (1.7%)
Coca-Cola Co. (The)	117,900	5,337,333
PepsiCo, Inc.	127,100	6,961,267
		12,298,600

Biotechnology (6.2%)
Amgen, Inc. †	238,200	13,756,050
Genentech, Inc. †	175,700	14,567,287
Genzyme Corp. †	154,800	10,274,076
Gilead Sciences, Inc. †	132,100	6,755,594
		45,353,007

Broadcasting (1.7%)
CBS Corp. Class B	270,600	2,216,214
Liberty Media Corp. Class A †	377,789	6,603,752
Sirius XM Radio, Inc. †	29,192,100	3,503,052
		12,323,018

Building materials (0.2%)
Masco Corp.	105,600	1,175,328
		1,175,328

Cable television (1.4%)
Comcast Corp. Class A	377,500	6,372,200
DirecTV Group, Inc. (The) †	99,800	2,286,418
DISH Network Corp. Class A †	154,900	1,717,841
		10,376,459

COMMON STOCKS (92.6%)* continued

	Shares	Value

Chemicals (1.2%)
FMC Corp.	108,356	$4,846,764
Monsanto Co.	55,800	3,925,530
		8,772,294

Commercial and consumer services (0.3%)
IAC/InterActiveCorp. †	132,800	2,088,944
		2,088,944

Communications equipment (5.9%)
Cisco Systems, Inc. †	971,500	15,835,450
Juniper Networks, Inc. †	163,900	2,869,889
Nokia OYJ ADR (Finland)	174,500	2,722,200
Qualcomm, Inc.	549,900	19,702,917
Research in Motion, Ltd. (Canada) †	21,700	880,586
Tellabs, Inc. †	262,300	1,080,676
		43,091,718

Computers (7.1%)
Apple, Inc. † #	363,000	30,982,050
Emulex Corp. †	152,900	1,067,242
Hewlett-Packard Co.	463,800	16,831,302
IBM Corp.	34,200	2,878,272
		51,758,866

Conglomerates (0.5%)
Honeywell International, Inc.	109,100	3,581,753
		3,581,753

Consumer finance (1.5%)
Mastercard, Inc. Class A	77,200	11,034,196
		11,034,196

Consumer goods (4.1%)
Avon Products, Inc.	210,200	5,051,106
Colgate-Palmolive Co.	103,700	7,107,598
Estee Lauder Cos., Inc. (The)
Class A	412,200	12,761,712
Procter & Gamble Co. (The)	87,400	5,403,068
		30,323,484

Electrical equipment (1.0%)
Siemens AG ADR (Germany)	92,900	7,037,175
		7,037,175

Electronics (0.7%)
Infineon Technologies AG ADR (Germany) †	576,100	806,540
Intel Corp.	135,700	1,989,362
Micron Technology, Inc. †	795,600	2,100,384
		4,896,286

Energy (oil field) (2.1%)
National-Oilwell Varco, Inc. †	401,154	9,804,204
Schlumberger, Ltd.	29,600	1,252,968
Weatherford International, Ltd. †	390,400	4,224,128
		15,281,300

291

Putnam VT Voyager Fund

COMMON STOCKS (92.6%)* continued

	Shares	Value

Energy (other) (1.8%)
First Solar, Inc. †	76,900	$10,609,124
Gamesa Corp Tecnologica SA (Spain)	90,416	1,646,913
Yingli Green Energy Holding Co.,
Ltd. ADR (China) †	195,900	1,194,990
		13,451,027

Engineering and construction (0.3%)
KBR, Inc.	126,800	1,927,360
		1,927,360

Financial (0.6%)
Citigroup, Inc.	289,400	1,941,874
JPMorgan Chase & Co.	71,100	2,241,783
		4,183,657

Gaming and lottery (0.3%)
International Game Technology	171,900	2,043,891
		2,043,891

Health-care services (4.3%)
AmerisourceBergen Corp.	120,200	4,286,332
Cardinal Health, Inc.	101,100	3,484,917
Express Scripts, Inc. †	117,500	6,460,150
Health Management Associates, Inc.
Class A †	276,000	494,040
McKesson Corp.	102,400	3,965,952
Medco Health Solutions, Inc. †	118,100	4,949,571
Quest Diagnostics, Inc.	108,400	5,627,044
UnitedHealth Group, Inc.	70,800	1,883,280
Universal Health Services, Inc. Class B	19,300	725,101
		31,876,387

Insurance (1.0%)
AFLAC, Inc.	77,400	3,548,016
Endurance Specialty Holdings, Ltd.
(Bermuda)	23,600	720,508
Everest Re Group, Ltd. (Bermuda)	9,200	700,488
Prudential Financial, Inc.	25,900	783,734
RenaissanceRe Holdings, Ltd. (Bermuda)	22,900	1,180,724
Travelers Cos., Inc. (The)	16,600	750,320
		7,683,790

Investment banking/Brokerage (3.0%)
Goldman Sachs Group, Inc. (The)	83,200	7,021,248
KKR Private Equity Investors LP
(Unit) (Guernsey) †	2,265,726	7,985,004
Merrill Lynch & Co., Inc.	140,600	1,636,584
Morgan Stanley	95,600	1,533,424
Och-Ziff Capital Management Group
Class A	309,300	1,592,895
State Street Corp.	60,300	2,371,599
		22,140,754

Lodging/Tourism (0.2%)
Wyndham Worldwide Corp.	251,600	1,647,980
		1,647,980

COMMON STOCKS (92.6%)* continued

	Shares	Value

Machinery (0.2%)
Alstom (France)	27,957	$1,657,889
		1,657,889

Manufacturing (0.2%)
Flowserve Corp.	22,600	1,163,900
		1,163,900

Media (2.0%)
News Corp., Ltd. (The) Class A	232,700	2,115,243
Time Warner, Inc.	546,500	5,497,790
Viacom, Inc. Class B †	235,100	4,481,006
Virgin Media, Inc.	446,000	2,225,540
		14,319,579

Medical technology (5.2%)
Becton, Dickinson and Co.	41,500	2,838,185
Boston Scientific Corp. †	1,921,500	14,872,410
Covidien, Ltd.	34,300	1,243,032
Hologic, Inc. †	208,600	2,726,402
Hospira, Inc. †	143,700	3,854,034
Kinetic Concepts, Inc. †	48,200	924,476
Medtronic, Inc.	381,200	11,977,304
		38,435,843

Metals (1.3%)
ArcelorMittal Class A
(NY Shares) (Luxembourg)	54,100	1,330,319
Freeport-McMoRan Copper &
Gold, Inc. Class B	54,100	1,322,204
Newmont Mining Corp.	163,100	6,638,170
Timminco, Ltd. (Canada) †	150,857	438,690
		9,729,383

Oil and gas (6.1%)
Apache Corp.	35,800	2,668,174
Chevron Corp.	60,000	4,438,200
Devon Energy Corp.	60,200	3,955,742
EOG Resources, Inc.	69,000	4,594,020
Exxon Mobil Corp.	88,300	7,048,989
Hess Corp.	153,800	8,249,832
Occidental Petroleum Corp.	178,800	10,726,212
XTO Energy, Inc.	96,000	3,385,920
		45,067,089

Pharmaceuticals (4.9%)
Bristol-Myers Squibb Co.	270,500	6,289,125
Cephalon, Inc. †	29,200	2,249,568
Merck & Co., Inc.	234,000	7,113,600
Mylan, Inc. †	348,400	3,445,676
Pfizer, Inc.	443,400	7,852,614
Schering-Plough Corp.	97,200	1,655,316
Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	67,200	2,860,704
Wyeth	129,200	4,846,292
		36,312,895

292

Putnam VT Voyager Fund

COMMON STOCKS (92.6%)* continued

	Shares	Value

Photography/Imaging (0.2%)
Xerox Corp.	189,200	$1,507,924
		1,507,924

Power producers (0.2%)
AES Corp. (The) †	205,200	1,690,848
		1,690,848

Regional Bells (0.2%)
Qwest Communications
International, Inc.	485,100	1,765,764
		1,765,764

Retail (4.9%)
Best Buy Co., Inc.	32,699	919,169
Big Lots, Inc. †	239,000	3,463,110
CVS Caremark Corp.	586,500	16,856,010
Gap, Inc. (The)	54,600	731,094
Herbalife, Ltd. (Cayman Islands)	239,500	5,192,360
Macy’s, Inc.	138,000	1,428,300
Safeway, Inc.	117,500	2,792,975
Staples, Inc.	78,400	1,404,928
TJX Cos., Inc. (The)	150,100	3,087,557
		35,875,503

Semiconductor (0.1%)
Formfactor, Inc. †	70,136	1,023,986
		1,023,986

Software (5.5%)
Electronic Arts, Inc. †	188,000	3,015,520
Microsoft Corp.	1,433,500	27,867,240
Oracle Corp. †	149,200	2,645,316
SAP AG ADR (Germany)	64,600	2,339,812
Symantec Corp. †	240,800	3,255,616
VMware, Inc. Class A †	53,300	1,262,677
		40,386,181

Technology (0.1%)
ON Semiconductor Corp. †	206,900	703,460
		703,460

Technology services (3.1%)
Accenture, Ltd. Class A (Bermuda)	71,500	2,344,485
eBay, Inc. †	204,500	2,854,820
Expedia, Inc. †	387,300	3,191,352
Fiserv, Inc. †	83,700	3,044,169
Google, Inc. Class A †	36,590	11,256,914
		22,691,740

Telecommunications (3.4%)
Comverse Technology, Inc. †	824,900	5,163,874
Millicom International Cellular SA
(Luxembourg)	43,547	1,955,696
Mobile Telesystems ADR (Russia)	53,900	1,438,052
NII Holdings, Inc. †	22,500	409,050

COMMON STOCKS (92.6%)* continued

			Shares	Value

Telecommunications continued
Telefonica SA (Spain)			304,480	$6,853,788
Telenor ASA (Norway)			244,900	1,650,198
Vimpel-Communications ADR (Russia)			96,800	693,088
Vodafone Group PLC (United Kingdom)			4	8
Vodafone Group PLC ADR (United Kingdom)			333,567	6,818,109
				24,981,863

Telephone (0.1%)
Leap Wireless International, Inc. †			24,400	656,116
				656,116

Textiles (0.1%)
Coach, Inc. †			32,900	683,333
				683,333

Tobacco (1.5%)
Lorillard, Inc.			102,600	5,781,510
Philip Morris International, Inc.			128,400	5,586,692
				11,368,202

Toys (1.5%)
Nintendo Co., Ltd. ADR (Japan)			234,400	11,192,600
				11,192,600

Total common stocks (cost $697,850,094)				$679,957,807

INVESTMENT COMPANIES (1.7%)*

			Shares	Value

Financial Select Sector SPDR Fund			301,400	$3,803,668
iShares MSCI Emerging Markets Index Fund			219,100	5,470,927
SPDR S&P Homebuilders ETF			271,900	3,254,643

Total investment companies (cost $12,265,388)				$12,529,238

SHORT-TERM INVESTMENTS (4.5%)*

			Shares	Value

Federated Prime Obligations Fund		32,835,729		$32,835,729

Total short-term investments (cost $32,835,729)				$32,835,729

Total investments (cost $742,951,211)				$725,322,774

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08

(aggregate face value $23,303,382)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$4,842,323	$5,085,052	1/21/09	$242,729
Euro	17,595,692	18,218,330	1/21/09	622,638

Total				$865,367

293

Putnam VT Voyager Fund

FUTURES CONTRACTS OUTSTANDING at 12/31/08

Number of			Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100 Index
E-Mini (Long)	311	$7,541,750	Mar-09	$61,130
S&P 500 Index (Long)	135	30,378,375	Mar-09	607,531

Total				$668,661

See page 295 for Notes to the Portfolios.

294

PUTNAM VARIABLE TRUST

Notes to the Portfolios
12/31/08

Key to holding’s currency abbreviations

ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EGP Egyptian Pound
EUR Euro
GBP British Pound
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
RUB Russian Ruble
SEK Swedish Krona
USD / $ United States Dollar
ZAR South African Rand

* Percentages indicated are based on each fund’s net assets.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2008. Securities rated by Putnam are indicated by“/P.” Securities rated by Fitch are indicated by“/F.”The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at December 31, 2008 and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

† Non-income-producing security.

†† The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

‡ Restricted, excluding 144A securities, as to public resale.Total market value of restricted securities held at December 31, 2008:

	Total market value of	Percentage of
Fund	restricted securities	net assets

Putnam VT Discovery Growth Fund	$31,504	0.2%
Putnam VT OTC & Emerging Growth Fund	88,102	0.3%

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VTThe George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Income Fund, Putnam VT International New Opportunities Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund at December 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.These loans pay interest at rates which adjust periodically.The interest rates shown for senior loans are the current interest rates at December 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(F) Is valued at fair value following procedures approved by theTrustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On December 31, 2008, fair value pricing was also used for certain foreign securities in certain fund’s portfolios (Note 1).

(M) The security’s effective maturity date is less than one year.

(R) Real Estate InvestmentTrust.

(U) These securities, in part or in entirety, represent unfunded loan commitments (Note 7).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
295

PUTNAM VARIABLETRUST

Notes to the Portfolios (Continued)
12/31/08

At December 31, 2008, the following funds had liquid assets designated as collateral for one or more of the following: open forward commitments, swap contracts, forward contracts, options and/or futures contracts.

Fund	Amount of liquid assets

Putnam VT American Government Income Fund	$48,181,484
Putnam VT Diversified Income Fund	180,242,644
Putnam VT The George Putnam Fund of Boston	168,996,024
Putnam VT Global Asset Allocation Fund	147,340,932
Putnam VT Global Equity Fund	881,155
Putnam VT Global Health Care Fund	1,425,911
Putnam VT High Yield Fund	4,463,593
Putnam VT Income Fund	284,494,132
Putnam VT International Equity Fund	5,710,192
Putnam VT International Growth and Income Fund	1,690,331
Putnam VT International New Opportunities Fund	234,434
Putnam VT OTC & Emerging Growth Fund	795
Putnam VT Research Fund	34,696
Putnam VT Vista Fund	58,804
Putnam VT Voyager Fund	865,367

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2008.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements.The Standard establishes a three-level hierarchy for disclosure of fair value measurements.The valuation hierarchy is based upon the transparency of inputs to the valuation of the funds’ investments.The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of December 31, 2008:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Subtotal

Putnam VT American Government Income Fund	$12,463,613	$194,690,866	$27,632	$207,182,111
Putnam VT Capital Appreciation Fund	18,537,345	108,795	—	18,646,140
Putnam VT Capital Opportunities Fund	19,843,887	—	—	19,843,887
Putnam VT Discovery Growth Fund	15,613,325	—	31,504	15,644,829
Putnam VT Diversified Income Fund	58,560,787	359,645,173	1,519,221	419,725,181
Putnam VT Equity Income Fund	135,144,093	9,548,530	—	144,692,623
Putnam VT The George Putnam Fund of Boston	146,312,184	332,531,481	870,365	479,714,030
Putnam VT Global Asset Allocation Fund	105,045,245	186,581,031	601,567	292,227,843
Putnam VT Global Equity Fund	126,957,459	103,128,113	565,308	230,650,880
Putnam VT Global Health Care Fund	118,699,528	14,996,907	—	133,696,435
Putnam VT Global Utilities Fund	99,104,407	106,231,790	—	205,336,197
Putnam VT Growth and Income Fund	1,383,981,362	4,832,700	—	1,388,814,062

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
296

PUTNAM VARIABLETRUST

Notes to the Portfolios (Continued)
12/31/08

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Subtotal

Putnam VT Growth Opportunities Fund	$21,041,248	$—	$—	$21,041,248
Putnam VT High Yield Fund	23,281,518	272,808,304	180,371	296,270,193
Putnam VT Income Fund	70,946,730	744,198,193	2,597,219	817,742,142
Putnam VT International Equity Fund	29,968,110	554,867,866	5	584,835,981
Putnam VT International Growth and Income Fund	22,366,952	154,678,179	221,548	177,266,679
Putnam VT International New Opportunities Fund	8,129,166	112,408,365	—	120,537,531
Putnam VT Investors Fund	240,006,390	2,397,834	—	242,404,224
Putnam VT Mid Cap Value Fund	32,449,179	—	—	32,449,179
Putnam VT Money Market Fund	—	474,196,773	—	474,196,773
Putnam VT New Opportunities Fund	495,892,711	2,981,864	—	498,874,575
Putnam VT New Value Fund	227,489,688	1,716,276	—	229,205,964
Putnam VT OTC & Emerging Growth Fund	31,865,885	410,603	88,102	32,364,590
Putnam VT Research Fund	63,660,549	345,097	—	64,005,646
Putnam VT Small Cap Value Fund	222,108,973	1,621,995	—	223,730,968
Putnam VT Vista Fund	144,829,373	668,882	—	145,498,255
Putnam VT Voyager Fund	705,528,974	19,793,800	—	725,322,774

	Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Subtotal

Putnam VT American Government Income Fund	$(456,005)	$(5,554,679)	$—	$(6,010,684)
Putnam VT Capital Appreciation Fund	—	—	—	—
Putnam VT Capital Opportunities Fund	—	—	—	—
Putnam VT Discovery Growth Fund	—	—	—	—
Putnam VT Diversified Income Fund	(5,040,150)	(43,616,387)	—	(48,656,537)
Putnam VT Equity Income Fund	—	—	—	—
Putnam VT The George Putnam Fund of Boston	(2,083,036)	(22,232,395)	—	(24,315,431)
Putnam VT Global Asset Allocation Fund	169,783	(18,175,150)	—	(18,005,367)
Putnam VT Global Equity Fund	—	(881,155)	—	(881,155)
Putnam VT Global Health Care Fund	—	(1,425,911)	—	(1,425,911)
Putnam VT Global Utilities Fund	—	—	—	—
Putnam VT Growth and Income Fund	—	—	—	—
Putnam VT Growth Opportunities Fund	—	—	—	—
Putnam VT High Yield Fund	—	(433,266)	—	(433,266)
Putnam VT Income Fund	(5,759,724)	(43,164,923)	—	(48,924,647)
Putnam VT International Equity Fund	—	(5,710,193)	—	(5,710,193)
Putnam VT International Growth and Income Fund	—	(1,690,332)	—	(1,690,332)
Putnam VT International New Opportunities Fund	20,353	(234,434)	—	(214,081)
Putnam VT Investors Fund	—	—	—	—
Putnam VT Mid Cap Value Fund	—	—	—	—
Putnam VT Money Market Fund	—	—	—	—
Putnam VT New Opportunities Fund	378,996	—	—	378,996
Putnam VT New Value Fund	—	—	—	—
Putnam VT OTC & Emerging Growth Fund	110,072	10,583	—	120,655
Putnam VT Research Fund	4,146	(34,696)	—	(30,550)
Putnam VT Small Cap Value Fund	—	—	—	—
Putnam VT Vista Fund	85,575	27,940	—	113,515
Putnam VT Voyager Fund	668,661	865,367	—	1,534,028

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
297

PUTNAM VARIABLETRUST

Notes to the Portfolios (Continued)
12/31/08

The following is a reconciliation of Level 3 assets as of December 31, 2008:
Putnam VT American Government Income Fund
	Investment in Securities	Other Financial Instruments

Balance as of December 31, 2007	$—	$—
Accrued discounts/premiums	—	—
Realized Gain / Loss	—	—
Change in net unrealized appreciation (depreciation)	—	—
Net Purchases / Sales	—	—
Net Transfers in and/or out of Level 3	27,632	—

Balance as of December 31, 2008	$27,632	$—

Putnam VT Discovery Growth Fund
	Investment in Securities	Other Financial Instruments

Balance as of December 31, 2007	$1,103	$—
Accrued discounts/premiums	—	—
Realized Gain / Loss	1,150	—
Change in net unrealized appreciation (depreciation)	(1,101)	—
Net Purchases / Sales	30,352	—
Net Transfers in and/or out of Level 3	—	—

Balance as of December 31, 2008	$31,504	$—

Putnam VT Diversified Income Fund
	Investment in Securities	Other Financial Instruments

Balance as of December 31, 2007	$94,703	$—
Accrued discounts/premiums	19,924	—
Realized Gain / Loss	(1,514,443)	—
Change in net unrealized appreciation (depreciation)	1,009,409	—
Net Purchases / Sales	993,074	—
Net Transfers in and/or out of Level 3	916,554	—

Balance as of December 31, 2008	$1,519,221	$—

Putnam VT The George Putnam Fund of Boston
	Investment in Securities	Other Financial Instruments

Balance as of December 31, 2007	$—	$—
Accrued discounts/premiums	—	—
Realized Gain / Loss	—	—
Change in net unrealized appreciation (depreciation)	—	—
Net Purchases / Sales	—	—
Net Transfers in and/or out of Level 3	870,365	—

Balance as of December 31, 2008	$870,365	$—

Putnam VT Global Asset Allocation Fund
	Investment in Securities	Other Financial Instruments

Balance as of December 31, 2007	$24	$—
Accrued discounts/premiums	6,573	—
Realized Gain / Loss	(116,806)	—
Change in net unrealized appreciation (depreciation)	(105,270)	—
Net Purchases / Sales	436,764	—
Net Transfers in and/or out of Level 3	380,282	—

Balance as of December 31, 2008	$601,567	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
298

PUTNAM VARIABLETRUST

Notes to the Portfolios (Continued)
12/31/08

Putnam VT Global Equity Fund
	Investment in Securities	Other Financial Instruments

Balance as of December 31, 2007	$—	$—
Accrued discounts/premiums	—	—
Realized Gain / Loss	—	—
Change in net unrealized appreciation (depreciation)	(697,976)	—
Net Purchases / Sales	1,263,284	—
Net Transfers in and/or out of Level 3	—	—

Balance as of December 31, 2008	$565,308	$—

Putnam VT High Yield Fund
	Investment in Securities	Other Financial Instruments

Balance as of December 31, 2007	$299,261	$—
Accrued discounts/premiums	8,106	—
Realized Gain / Loss	(4,849,389)	—
Change in net unrealized appreciation (depreciation)	5,192,333	—
Net Purchases / Sales	(469,940)	—
Net Transfers in and/or out of Level 3	—	—

Balance as of December 31, 2008	$180,371	$—

Putnam VT Income Fund
	Investment in Securities	Other Financial Instruments

Balance as of December 31, 2007	$—	$—
Accrued discounts/premiums	—	—
Realized Gain / Loss	—	—
Change in net unrealized appreciation (depreciation)	—	—
Net Purchases / Sales	—	—
Net Transfers in and/or out of Level 3	2,597,219	—

Balance as of December 31, 2008	$2,597,219	$—

Putnam VT International Equity Fund
	Investment in Securities	Other Financial Instruments

Balance as of December 31, 2007	$—	$—
Accrued discounts/premiums	—	—
Realized Gain / Loss	—	—
Change in net unrealized appreciation (depreciation)	5	—
Net Purchases / Sales	—	—
Net Transfers in and/or out of Level 3	—	—

Balance as of December 31, 2008	$5	$—

Putnam VT International Growth and Income Fund
	Investment in Securities	Other Financial Instruments

Balance as of December 31, 2007	$—	$—
Accrued discounts/premiums	—	—
Realized Gain / Loss	—	—
Change in net unrealized appreciation (depreciation)	221,548	—
Net Purchases / Sales	—	—
Net Transfers in and/or out of Level 3	—	—

Balance as of December 31, 2008	$221,548	$—

Putnam VT OTC & Emerging Growth Fund
	Investment in Securities	Other Financial Instruments

Balance as of December 31, 2007	$—	$—
Accrued discounts/premiums	—	—
Realized Gain / Loss	—	—
Change in net unrealized appreciation (depreciation)	—	—
Net Purchases / Sales	88,102	—
Net Transfers in and/or out of Level 3	—	—

Balance as of December 31, 2008	$88,102	$—

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
299

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities

December 31, 2008
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	American	Capital	Capital	Discovery	Diversified
	Government	Appreciation	Opportunities	Growth	Income
	Income Fund	Fund	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$207,182,111	$18,646,140	$19,843,887	$15,644,829	$419,725,181
Cash	22,048	—	—	—	963,348
Dividends, interest, and other receivables	1,143,816	48,180	37,761	35,549	4,530,909
Receivable for shares of the fund sold	—	2,275	316	4,303	44,726
Receivable for securities sold	1,928,360	88,801	45,736	—	7,529,395
Receivable for sales of delayed delivery securities (Notes 1, 6, and 7)	10,045,016	—	—	—	46,703,790
Receivable for open forward currency contracts (Note 1)	—	—	—	—	1,516,235
Receivable for closed forward currency contracts (Note 1)	—	—	—	—	2,112,747
Unrealized appreciation on swap contracts (Note 1)	39,156,156	—	—	—	99,211,292
Receivable for closed swap contracts (Note 1)	—	—	—	—	15,187,081
Premiums paid on swap contracts (Note 1)	896,572	—	—	—	3,885,582
Receivable for variation margin (Note 1)	7,737	—	—	—	704,134
Receivable from Manager (Note 2)	—	81,532	—	81,957	—

Total assets	260,381,816	18,866,928	19,927,700	15,766,638	602,114,420

Liabilities
Payable to custodian (Note 2)	—	—	—	9	198,719
Payable for securities purchased	1,805,153	382,283	32,931	—	4,901,344
Payable for purchases of delayed delivery securities (Notes 1, 6, and 7)	52,475,023	—	—	—	71,940,326
Payable for shares of the fund repurchased	396,890	1,107	18,868	590	158,527
Payable for compensation of Manager (Notes 2 and 5)	169,525	—	7,998	—	449,984
Payable for investor servicing fees (Note 2)	3,695	409	504	—	7,761
Payable for custodian fees (Note 2)	14,274	12,195	7,556	13,324	33,371
Payable for Trustee compensation and expenses (Note 2)	51,034	38,755	29,808	43,352	94,735
Payable for administrative services (Note 2)	1,467	1,227	1,229	1,223	1,730
Payable for distribution fees (Note 2)	11,932	1,806	2,161	2,086	34,278
Payable for auditing fees	—	18,000	—	18,000	—
Payable for open forward currency contracts (Note 1)	—	—	—	—	1,644,616
Payable for closed forward currency contracts (Note 1)	—	—	—	—	2,351,829
Payable for receivable purchase agreement (Note 2)	64,777	—	—	—	167,141
Unrealized depreciation on swap contracts (Note 1)	36,936,044	—	—	—	136,386,044
Payable for closed swap contracts (Note 1)	1,727,031	—	—	—	11,424,828
Premiums received on swap contracts (Note 1)	1,032,883	—	—	—	24,750,283
TBA sale commitments, at value (Note 1)	7,166,250	—	—	—	33,746,016
Written options outstanding, at value (Notes 1 and 3)	11,209,613	—	—	—	12,350,671
Other accrued expenses	19,891	37,965	7,879	42,804	70,355

Total liabilities	113,085,482	493,747	108,934	121,388	300,712,558

Net assets	$147,296,334	$18,373,181	$19,818,766	$15,645,250	$301,401,862

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$149,323,009	$30,429,438	$32,276,046	$26,324,794	$510,720,411
Undistributed net investment income (loss) (Note 1)	4,111,720	266,849	154,235	11,824	39,645,897
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(8,593,263)	(7,875,912)	(6,214,359)	(8,940,380)	(129,507,355)
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in
foreign currencies	2,454,868	(4,447,194)	(6,397,156)	(1,750,988)	(119,457,091)

Total — Representing net assets applicable to capital
shares outstanding	$147,296,334	$18,373,181	$19,818,766	$15,645,250	$301,401,862

				(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
300

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	American	Capital	Capital	Discovery	Diversified
	Government	Appreciation	Opportunities	Growth	Income
	Income Fund	Fund	Fund	Fund	Fund

Computation of net asset value Class IA
Net Assets	$89,862,532	$9,537,534	$9,013,026	$5,431,170	$127,770,261
Number of shares outstanding	7,972,143	2,100,385	1,017,797	1,757,542	22,347,374
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$11.27	$4.54	$8.86	$3.09	$5.72
Computation of net asset value Class IB
Net Assets	$57,433,802	$8,835,647	$10,805,740	$10,214,080	$173,631,601
Number of shares outstanding	5,113,808	1,963,958	1,229,678	3,386,493	30,568,637
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$11.23	$4.50	$8.79	$3.02	$5.68

Cost of investments (Note 1):
Unaffiliated issuers	$198,809,507	$23,093,334	$26,241,043	$17,395,817	$490,688,350
Proceeds receivable on TBA sale commitments (Note 1)	7,132,500	—	—	—	33,695,742
Premiums received on written options (Notes 1 and 3)	3,468,572	—	—	—	6,087,691

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
301

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Equity	The George	Global Asset	Global	Global
	Income	Putnam Fund	Allocation	Equity	Health Care
	Fund	of Boston	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$144,692,623	$479,714,030	$292,227,843	$230,650,880	$133,696,435
Cash	1,861	101,209	667,950	2,035,121	14,836
Foreign currency, at value (Notes 1, 6 and 7)	—	—	56,386	49,881	—
Dividends, interest, and other receivables	379,428	1,972,721	1,608,395	398,765	127,276
Receivable for shares of the fund sold	576	10,599	802	2,180	5,380
Receivable for securities sold	2,405,643	6,667,294	6,804,242	1,972,154	—
Receivable for sales of delayed delivery securities (Notes 1, 6, and 7)	—	97,914,890	16,168,512	—	—
Receivable for open forward currency contracts (Note 1)	—	25	2,239,328	2,467,693	92,436
Receivable for closed forward currency contracts (Note 1)	—	—	1,615,150	1,630,790	1,062
Unrealized appreciation on swap contracts (Note 1)	—	54,372,797	34,633,369	—	—
Receivable for open swap contracts (Note 1)	—	440,264	—	—
Receivable for closed swap contracts (Note 1)	—	3,135,493	1,426,539	—	—
Premiums paid on swap contracts (Note 1)	—	4,729,601	2,588,620	—	—
Receivable for variation margin (Note 1)	—	176,354	342,365	—	—
Receivable from Manager (Note 2)	—	—	—	50,652	—
Foreign tax reclaim	—	—	87,637	66,314	101,078

Total assets	147,480,131	649,235,277	360,467,138	239,324,430	134,038,503

Liabilities
Payable for securities purchased	2,896,017	3,967,387	1,974,552	553,652	—
Payable for purchases of delayed delivery securities (Notes 1, 6, and 7)	—	230,358,257	70,832,685	—	—
Payable for shares of the fund repurchased	115,227	174,964	320,368	138,950	103,657
Payable for compensation of Manager (Notes 2 and 5)	149,871	350,493	245,162	434,000	238,313
Payable for investor servicing fees (Note 2)	3,672	2,129	4,158	—	3,379
Payable for custodian fees (Note 2)	7,400	27,133	71,752	20,651	4,406
Payable for Trustee compensation and expenses (Note 2)	37,537	83,445	101,592	161,634	67,322
Payable for administrative services (Note 2)	1,461	1,596	1,559	1,623	1,437
Payable for distribution fees (Note 2)	13,881	22,615	11,668	6,008	16,358
Payable for auditing fees	—	—	—	—	—
Payable for open forward currency contracts (Note 1)	—	—	2,898,149	3,348,848	1,518,347
Payable for closed forward currency contracts (Note 1)	—	—	1,359,073	2,168,882	—
Payable for receivable purchase agreement (Note 2)	—	138,833	114,216	145,285	—
TBA sale commitments, at value (Note 1)	—	98,394,531	14,335,625	—	—
Unrealized depreciation on swap contracts (Note 1)	—	71,669,544	48,816,818	—	—
Payable for open swap contracts (Note 1)	—	1,171,784	—	—	—
Payable for closed swap contracts (Note 1)	—	14,299,768	8,725,784	—	—
Premiums received on swap contracts (Note 1)	—	5,355,989	5,746,263	—	—
Written options outstanding, at value (Notes 1 and 3)	—	7,688,967	5,611,397	—	—
Other accrued expenses	23,504	50,321	42,179	60,650	39,355

Total liabilities	3,248,570	433,757,756	161,213,000	7,040,183	1,992,574

Net assets	$144,231,561	$215,477,521	$199,254,138	$232,284,247	$132,045,929

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$186,794,091	$370,237,294	$280,550,042	$1,049,880,306	$128,013,430
Undistributed net investment income (loss) (Note 1)	4,230,805	9,655,103	12,515,509	1,146,125	1,425,911
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(26,449,397)	(111,985,127)	(29,547,818)	(733,385,366)	10,690,823
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in
foreign currencies	(20,343,938)	(52,429,749)	(64,263,595)	(85,356,818)	(8,084,235)

Total — Representing net assets applicable to capital
shares outstanding	$144,231,561	$215,477,521	$199,254,138	$232,284,247	$132,045,929

				(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
302

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Equity	The George	Global Asset	Global	Global
	Income	Putnam Fund	Allocation	Equity	Health Care
	Fund	of Boston	Fund	Fund	Fund

Computation of net asset value Class IA
Net Assets	$76,350,471	$103,006,402	$141,087,406	$202,810,042	$52,520,482
Number of shares outstanding	7,854,714	17,930,547	12,982,093	26,005,956	4,725,556
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$9.72	$5.74	$10.87	$7.80	$11.11
Computation of net asset value Class IB
Net Assets	$67,881,090	$112,471,119	$58,166,732	$29,474,205	$79,525,447
Number of shares outstanding	7,023,465	19,689,288	5,334,806	3,808,277	7,218,697
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$9.66	$5.71	$10.90	$7.74	$11.02

Cost of investments, (Note 1):
Unaffiliated issuers	$165,036,561	$508,027,212	$338,657,922	$315,331,736	$140,352,846
Cost of foreign currency (Note 1)	—	—	60,422	49,049	—
Proceeds receivable on TBA sale commitments (Note 1)	—	97,742,891	14,207,812	—	—
Premiums received on written options (Notes 1 and 3)	—	3,404,934	2,406,330	—	—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
303

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008
	Putnam VT	Putnam VT	Putnam VT
	Global	Growth	Growth	Putnam VT	Putnam VT
	Utilities	and Income	Opportunities	High Yield	Income
	Fund	Fund	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$205,336,197	$1,388,814,062	$21,041,248	$296,270,193	$817,742,142
Cash	—	—	—	1,427,570	887,231
Foreign currency, at value (Note 1)	1,130,694	—	—	1,886	—
Dividends, interest, and other receivables	454,896	10,758,632	324,575	8,102,051	7,204,599
Receivable for shares of the fund sold	110	4,515	22,305	495,164	2,282
Receivable for securities sold	58,905,516	23,607,540	—	3,384,640	8,234,344
Receivable for sales of delayed delivery securities (Notes 1, 6, and 7)	—	—	—	—	103,975,896
Receivable for open forward currency contracts (Note 1)	—	—	—	64,524	—
Unrealized appreciation on swap contracts (Note 1)	—	—	—	476,286	125,434,619
Receivable for open swap contracts (Note 1)	—	—	—	1,674,202	7,119
Receivable for closed swap contracts (Note 1)	—	—	—	1,919,530	1,836,377
Premiums paid on swap contracts (Note 1)	—	—	—	131,484	9,255,723
Receivable for variation margin (Note 1)	—	—	—	—	520,312
Receivable for receivable purchase agreement (Note 2)	—	—	—	911,896	—
Receivable from Manager (Note 2)	—	—	—	1,393	—
Receivable for investor servicing fees (Note 2)	—	1,230	—	—	—
Foreign tax reclaim	24,751	—	—	—	—

Total assets	265,852,164	1,423,185,979	21,388,128	314,860,819	1,075,100,644

Liabilities
Payable to custodian (Note 2)	—	2,031	16	—	—
Payable for securities purchased	57,066,162	29,486,692	—	5,565,306	4,843,328
Payable for purchases of delayed delivery securities (Notes 1, 6, and 7)	—	—	—	189,406	334,733,974
Payable for shares of the fund repurchased	215,680	872,251	173	46,945	195,507
Payable for compensation of Manager (Notes 2 and 5)	352,910	2,059,718	7,668	468,853	493,768
Payable for investor servicing fees (Note 2)	3,520	—	405	7,742	10,027
Payable for custodian fees (Note 2)	9,070	10,524	4,500	—	19,865
Payable for Trustee compensation and expenses (Note 2)	108,465	415,001	44,056	122,463	131,410
Payable for administrative services (Note 2)	1,593	3,860	1,232	1,753	1,888
Payable for distribution fees (Note 2)	6,698	56,046	2,564	17,311	32,704
Payable for open forward currency contracts (Note 1)	—	—	—	285,118	—
Unrealized depreciation on swap contracts (Note 1)	—	—	—	688,958	152,568,057
Payable for closed swap contracts (Note 1)	—	—	—	53,025	53,477,502
Payable for open swap contracts (Note 1)	—	—	—	—	607,178
Payable for receivable purchase agreement (Note 2)	—	—	—	—	217,466
Premiums received on swap contracts (Note 1)	—	—	—	—	11,592,296
TBA sale commitments, at value (Note 1)	—	—	—	—	104,575,547
Written options outstanding, at value (Notes 1 and 3)	—	—	—	—	28,002,898
Other accrued expenses	34,701	189,891	13,450	63,179	67,421

Total liabilities	57,798,799	33,096,014	74,064	7,510,059	691,570,836

Net assets	$208,053,365	$1,390,089,965	$21,314,064	$307,350,760	$383,529,808

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$160,779,392	$2,175,279,159	$122,796,023	$688,159,173	$540,187,321
Undistributed net investment income (loss) (Note 1)	7,790,634	39,953,088	207,518	36,843,846	26,453,782
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	11,700,075	(534,425,846)	(96,205,625)	(273,342,256)	(99,825,419)
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in
foreign currencies	27,783,264	(290,716,436)	(5,483,852)	(144,310,003)	(83,285,876)

Total — Representing net assets applicable to capital
shares outstanding	$208,053,365	$1,390,089,965	$21,314,064	$307,350,760	$383,529,808

				(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
304

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008
	Putnam VT	Putnam VT	Putnam VT
	Global	Growth	Growth	Putnam VT	Putnam VT
	Utilities	and Income	Opportunities	High Yield	Income
	Fund	Fund	Fund	Fund	Fund

Computation of net asset value Class IA
Net Assets	$175,734,634	$1,117,896,636	$8,712,144	$222,063,497	$221,191,795
Number of shares outstanding	12,280,008	96,850,239	2,502,182	44,400,861	24,526,668
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$14.31	$11.54	$3.48	$5.00	$9.02
Computation of net asset value Class IB
Net Assets	$32,318,731	$272,193,329	$12,601,920	$85,287,263	$162,338,013
Number of shares outstanding	2,268,297	23,732,213	3,663,699	17,188,181	18,126,705
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$14.25	$11.47	$3.44	$4.96	$8.96

Cost of investments, (Note 1):
Unaffiliated issuers	$177,558,396	$1,679,530,498	$26,525,100	$441,058,876	$852,415,405
Cost of foreign currency (Note 1)	1,136,006	—	—	1,874	—
Proceeds receivable on TBA sale commitments (Note 1)	—	—	—	—	103,791,563
Premiums received on written options (Notes 1 and 3)	—	—	—	—	12,755,397

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
305

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008
	Putnam VT	Putnam VT	Putnam VT		Putnam VT
	International	International Growth	International	Putnam VT	Mid Cap
	Equity	and Income	New Opportunities	Investors	Value
	Fund	Fund	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$584,835,981	$177,266,679	$120,537,531	$242,404,224	$32,449,179
Cash	—	—	—	27	—
Foreign currency, at value (Note 1)	2,977,856	1,016,322	—	—	—
Dividends, interest, and other receivables	659,805	450,314	126,943	1,332,234	64,883
Receivable for shares of the fund sold	40,140	3,546	145	60	3,532
Receivable for securities sold	7,978,031	783,161	1,152,266	1,281,262	—
Receivable for open forward currency contracts (Note 1)	5,475,160	—	2,582,835	—	—
Receivable for closed forward currency contracts (Note 1)	4,198,758	479,029	1,317,864	—	—
Receivable for receivable purchase agreement (Note 2)	148,798	163,305	47,151	—	—
Receivable for variation margin (Note 1)	—	—	2,458	—	—
Receivable for investor servicing fees (Note 2)	—	4,413	—	—	—
Foreign tax reclaim	504,410	418,530	88,223	—	—

Total assets	606,818,939	180,585,299	125,855,416	245,017,807	32,517,594

Liabilities
Payable to custodian (Note 2)	49,427	24	1,026,041	—	—
Payable for securities purchased	17,218,240	—	542,124	8,592,779	—
Payable for shares of the fund repurchased	190,914	231,047	59,816	122,122	5,873
Payable for compensation of Manager (Notes 2 and 5)	1,126,238	351,856	251,743	395,690	22,654
Payable for investor servicing fees (Note 2)	9,237	—	1,239	5,092	824
Payable for custodian fees (Note 2)	50,581	18,012	22,269	8,365	4,110
Payable for Trustee compensation and expenses (Note 2)	124,007	75,665	70,707	84,439	32,222
Payable for administrative services (Note 2)	2,227	1,512	1,412	1,643	1,251
Payable for distribution fees (Note 2)	82,190	11,146	14,618	32,274	2,251
Payable for open forward currency contracts (Note 1)	11,185,353	1,690,332	2,817,269	—	—
Payable for closed forward currency contracts (Note 1)	5,082,587	1,206,322	851,704	—	—
Other accrued expenses	143,924	47,969	35,043	59,027	11,860

Total liabilities	35,264,925	3,633,885	5,693,985	9,301,431	81,045

Net assets	$571,554,014	$176,951,414	$120,161,431	$235,716,376	$32,436,549

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$948,801,793	$317,785,033	$254,768,563	$662,534,530	$55,483,811
Undistributed net investment income (loss) (Note 1)	5,710,192	1,325,286	2,167,148	3,124,535	174,416
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(186,645,940)	(81,352,878)	(126,341,355)	(386,977,423)	(14,948,822)
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in
foreign currencies	(196,312,031)	(60,806,027)	(10,432,925)	(42,965,266)	(8,272,856)

Total — Representing net assets applicable to capital
shares outstanding	$571,554,014	$176,951,414	$120,161,431	$235,716,376	$32,436,549

			(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
306

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008
	Putnam VT	Putnam VT	Putnam VT		Putnam VT
	International	International Growth	International	Putnam VT	Mid Cap
	Equity	and Income	New Opportunities	Investors	Value
	Fund	Fund	Fund	Fund	Fund

Computation of net asset value Class IA
Net Assets	$167,900,706	$121,743,038	$48,582,447	$79,110,632	$21,125,042
Number of shares outstanding	18,734,164	16,916,840	4,162,518	11,311,548	2,796,170
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$8.96	$7.20	$11.67	$6.99	$7.55
Computation of net asset value Class IB
Net Assets	$403,653,308	$55,208,376	$71,578,984	$156,605,744	$11,311,507
Number of shares outstanding	45,423,755	7,727,829	6,162,094	22,495,871	1,505,172
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$8.89	$7.14	$11.62	$6.96	$7.52

Cost of investments, (Note 1):
Unaffiliated issuers	$775,519,973	$236,568,115	$130,791,638	$285,369,490	$40,722,035
Cost of foreign currency (Note 1)	2,981,865	1,005,984	—	—	—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
307

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008
		Putnam VT		Putnam VT
	Putnam VT	New	Putnam VT	OTC & Emerging	Putnam VT
	Money Market	Opportunities	New Value	Growth	Research
	Fund	Fund	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$474,196,773	$498,874,575	$229,205,964	$32,364,590	$64,005,646
Cash	10,174	—	13,621	—	—
Dividends, interest, and other receivables	805,185	4,686,165	534,385	36,199	131,433
Receivable for shares of the fund sold	177	—	6,361	1,715	—
Receivable for securities sold	—	301,049	—	832,413	—
Receivable for open forward currency contracts (Note 1)	—	—	—	—	140,563
Receivable for variation margin (Note 1)	—	150,746	—	48,122	3,800
Receivable for investor servicing fees (Note 2)	—	4,819	577	395	—
Receivable from Manager (Note 2)	—	—	—	34,389	—

Total assets	475,012,309	504,017,354	229,760,908	33,317,823	64,281,442

Liabilities
Payable to custodian (Note 2)	—	142,728	—	216,937	—
Payable for securities purchased	—	762,932	—	1,193,348	—
Payable for shares of the fund repurchased	2,022,870	506,535	231,594	16,116	21,165
Payable for compensation of Manager (Notes 2 and 5)	447,018	899,100	344,621	—	89,886
Payable for investor servicing fees (Note 2)	12,559	—	—	—	1,705
Payable for custodian fees (Note 2)	5,173	10,534	5,644	14,032	8,444
Payable for Trustee compensation and expenses (Note 2)	81,264	232,116	82,211	58,837	61,992
Payable for administrative services (Note 2)	2,154	2,131	1,616	1,253	1,315
Payable for distribution fees (Note 2)	49,730	12,012	24,069	3,016	8,148
Payable for auditing fees	—	—	18,000	18,000	—
Payable for open forward currency contracts (Note 1)	—	—	—	—	175,259
Written options outstanding, at value (Notes 1 and 3)	—	—	—	795	—
Other accrued expenses	101,589	129,344	94,162	46,851	22,575

Total liabilities	2,722,357	2,697,432	801,917	1,569,185	390,489

Net assets	$472,289,952	$501,319,922	$228,958,991	$31,748,638	$63,890,953

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$472,428,536	$1,670,324,333	$410,085,986	$305,290,241	$155,566,646
Undistributed net investment income (loss) (Note 1)	—	3,266,562	5,714,571	—	838,326
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(138,584)	(1,034,390,803)	(185,425,438)	(271,695,536)	(71,741,510)
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in
foreign currencies	—	(137,880,170)	(1,416,128)	(1,846,067)	(20,772,509)

Total — Representing net assets applicable to capital
shares outstanding	$472,289,952	$501,319,922	$228,958,991	$31,748,638	$63,890,953

Computation of net asset value Class IA
Net Assets	$251,780,272	$442,196,872	$108,840,239	$16,921,047	$24,422,202
Number of shares outstanding	251,865,615	33,533,025	16,198,757	3,727,277	3,040,117
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$1.00	$13.19	$6.72	$4.54	$8.03
Computation of net asset value Class IB
Net Assets	$220,509,680	$59,123,050	$120,118,752	$14,827,591	$39,468,751
Number of shares outstanding	220,584,291	4,556,611	18,023,615	3,341,708	4,933,018
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$1.00	$12.98	$6.66	$4.44	$8.00

Cost of investments, (Note 1):
Unaffiliated issuers	$474,196,773	$637,133,741	$230,622,092	$34,331,312	$84,747,605
Premiums received on written options (Notes 1 and 3)	—	—	—	11,378	—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
308

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008
	Putnam VT
	Small Cap	Putnam VT	Putnam VT
	Value	Vista	Voyager
	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$223,730,968	$145,498,255	$725,322,774
Cash	965	1,303	711,015
Foreign currency, at value (Note 1)	—	1	109,925
Dividends, interest, and other receivables	529,985	152,760	6,520,761
Receivable for shares of the fund sold	78,798	22,138	10,885
Receivable for securities sold	5,265,425	3,625,502	7,073,085
Receivable for open forward currency contracts (Note 1)	—	—	865,367
Receivable for closed forward currency contracts (Note 1)	—	—	30,006
Receivable for variation margin (Note 1)	—	65,968	442,055
Receivable for investor servicing fees (Note 2)	1,476	1,168	2,666

Total assets	229,607,617	149,367,095	741,088,539

Liabilities
Payable for securities purchased	2,051,918	10,938,355	4,631,983
Payable for shares of the fund repurchased	36,785	112,754	474,747
Payable for compensation of Manager (Notes 2 and 5)	462,474	235,259	1,241,387
Payable for custodian fees (Note 2)	9,187	11,746	8,507
Payable for Trustee compensation and expenses (Note 2)	75,427	78,016	314,901
Payable for administrative services (Note 2)	1,607	1,456	2,553
Payable for distribution fees (Note 2)	32,933	16,446	33,933
Payable for auditing fees	—	—	—
Written options outstanding, at value (Notes 1 and 3)	—	2,098	—
Other accrued expenses	85,452	51,840	139,566

Total liabilities	2,755,783	11,447,970	6,847,577

Net assets	$226,851,834	$137,919,125	$734,240,962

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$342,685,319	$535,912,959	$2,195,374,162
Undistributed net investment income (loss) (Note 1)	4,312,884	81,127	8,123,636
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(31,348,537)	(377,584,618)	(1,453,148,132)
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in
foreign currencies	(88,797,832)	(20,490,343)	(16,108,704)

Total — Representing net assets applicable to capital
shares outstanding	$226,851,834	$137,919,125	$734,240,962

Computation of net asset value Class IA
Net Assets	$61,459,121	$57,607,735	$566,748,541
Number of shares outstanding	7,131,523	6,778,943	28,139,401
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$8.62	$8.50	$20.14
Computation of net asset value Class IB
Net Assets	$165,392,713	$80,311,390	$167,492,421
Number of shares outstanding	19,389,201	9,665,635	8,381,731
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$8.53	$8.31	$19.98

Cost of investments, (Note 1):
Unaffiliated issuers	$312,528,800	$166,102,113	$742,951,211
Premiums received on written options (Notes 1 and 3)	—	30,038	—
Cost of foreign currency (Note 1)	—	1	118,977

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
309

PUTNAM VARIABLETRUST

Statement of Operations

Year ended December 31, 2008
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	American	Capital	Capital	Discovery	Diversified
	Government	Appreciation	Opportunities	Growth	Income
	Fund	Fund	Fund	Fund	Fund

Investment income
Dividends	$—	$498,918	$503,139	$245,336	$4,687
Interest-unaffiliated issuers	7,875,385	4,683	1,319	2,692	27,585,131
Interest-affiliated issuers (Note 5)	347,858	2,807	4,190	21,854	194,969
Securities lending	—	9,170	—	11,215	15,620
Less: foreign taxes withheld	—	(1,217)	(2,414)	(780)	(68,854)

Total investment income	8,223,243	514,361	506,234	280,317	27,731,553

Expenses
Compensation of Manager (Note 2)	1,005,837	182,080	190,033	184,787	2,855,867
Investor servicing fees (Note 2)	46,457	8,516	8,866	8,058	123,344
Custodian fees (Note 2)	40,010	29,360	18,126	28,250	100,643
Trustee compensation and expenses (Note 2)	27,628	24,267	23,978	24,262	36,136
Administrative services (Note 2)	21,612	19,240	19,258	19,210	26,258
Distribution fees-class IB (Note 2)	158,892	33,909	38,540	41,932	522,128
Auditing	75,843	63,613	40,804	69,048	197,014
Legal	26,494	74,763	24,796	74,719	49,897
Other	38,310	11,074	11,551	24,137	160,607
Fees waived and reimbursed by Manager (Notes 2 and 5)	(325,783)	(200,465)	(49,538)	(222,423)	(512,860)

Total expenses	1,115,300	246,357	326,414	251,980	3,559,034

Expense reduction (Note 2)	(17,212)	(2,344)	(104)	(3,130)	(55,846)

Net expenses	1,098,088	244,013	326,310	248,850	3,503,188

Net investment income (loss)	7,125,155	270,348	179,924	31,467	24,228,365
Net realized gain (loss) on investments (Notes 1 and 3)	6,606,885	(7,569,852)	(6,207,280)	(6,765,864)	5,639,892
Net increase from payments by affiliates (Note 2)	—	—	—	—	2,604
Net realized gain (loss) on futures contracts (Note 1)	(4,043,197)	—	—	—	(17,557,351)
Net realized gain (loss) on swap contracts (Note 1)	(5,573,259)	—	—	—	(15,547,543)
Net realized gain (loss) on written options (Notes 1 and 3)	(656,932)	266	—	13,581	3,675,973
Net realized gain (loss) on foreign currency transactions (Note 1)	—	5	—	1,400	(1,381,985)
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the year	—	—	—	—	(277,930)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the year	(3,763,469)	(5,465,704)	(5,888,900)	(6,775,676)	(136,346,593)

Net gain (loss) on investments	(7,429,972)	(13,035,285)	(12,096,180)	(13,526,559)	(161,792,933)

Net increase (decrease) in net assets resulting
from operations	$(304,817)	$(12,764,937)	$(11,916,256)	$(13,495,092)	$(137,564,568)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
310

PUTNAM VARIABLETRUST

Statement of Operations (Continued)

Year ended December 31, 2008
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Equity	The George	Global Asset	Global	Global
	Income	Putnam Fund	Allocation	Equity	Health Care
	Fund	of Boston	Fund	Fund	Fund

Investment income
Dividends	$6,206,130	$5,773,399	$4,926,437	$11,904,029	$1,994,789
Interest-unaffiliated issuers	42,253	10,760,577	6,627,976	49,095	63,592
Interest-affiliated issuers (Note 5)	54,434	314,613	425,642	231,032	126,695
Securities lending	—	85,231	165,878	200,442	91,077
Less: foreign taxes withheld	(39,590)	—	(237,554)	(750,586)	(83,778)

Total investment income	6,263,227	16,933,820	11,908,379	11,634,012	2,192,375

Expenses
Compensation of Manager (Note 2)	1,279,125	2,398,330	2,046,089	3,106,419	1,171,362
Investor servicing fees (Note 2)	59,884	111,864	88,600	117,805	50,404
Custodian fees (Note 2)	18,359	69,133	166,699	51,564	10,897
Trustee compensation and expenses (Note 2)	28,442	35,163	33,211	36,857	26,301
Administrative services (Note 2)	22,391	25,579	24,123	25,869	21,841
Distribution fees-class IB (Note 2)	232,463	477,424	202,804	125,831	249,427
Auditing	45,650	137,212	174,794	90,909	51,715
Legal	28,897	31,984	33,903	34,578	28,954
Other	54,351	176,861	133,285	136,473	70,360
Fees waived and reimbursed by Manager (Notes 2 and 5)	(5,728)	(161,432)	(423,424)	(203,727)	(49,824)

Total expenses	1,763,834	3,302,118	2,480,084	3,522,578	1,631,437

Expense reduction (Note 2)	(3)	(42,326)	(27,546)	(96,020)	(5,930)

Net expenses	1,763,831	3,259,792	2,452,538	3,426,558	1,625,507

Net investment income (loss)	4,499,396	13,674,028	9,455,841	8,207,454	566,868

Net realized gain (loss) on investments (Notes 1 and 3)	(26,113,008)	(64,097,943)	(13,261,904)	(91,415,356)	15,689,378
Net increase from payments by affiliates (Note 2)	—	—	13,741	2,409	—
Net realized gain (loss) on futures contracts (Note 1)	—	(25,209,291)	(9,368,580)	(2,470,930)	—
Net realized gain (loss) on swap contracts (Note 1)	—	(21,909,087)	5,379,493	—	—
Net realized gain (loss) on written options (Notes 1 and 3)	—	(823,357)	1,125,821	—	—
Net realized gain (loss) on foreign currency transactions (Note 1)	(2,069)	300	3,926,171	(7,956,974)	31,206
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the year	—	(319)	(693,514)	436,183	(1,601,037)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the year	(48,705,086)	(68,171,924)	(104,867,681)	(123,409,873)	(44,267,765)

Net gain (loss) on investments	(74,820,163)	(180,211,621)	(117,746,453)	(224,814,541)	(30,148,218)

Net increase (decrease) in net assets resulting
from operations	$(70,320,767)	$(166,537,593)	$(108,290,612)	$(216,607,087)	$(29,581,350)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
311

PUTNAM VARIABLETRUST

Statement of Operations (Continued)

Year ended December 31, 2008
	Putnam VT	Putnam VT	Putnam VT
	Global	Growth	Growth	Putnam VT	Putnam VT
	Utilities	and Income	Opportunities	High Yield	Income
	Fund	Fund	Fund	Fund	Fund

Investment income
Dividends	$10,579,509	$58,326,068	$488,316	$422,903	$—
Interest-unaffiliated issuers	11,032	624,207	1,766	37,993,325	29,993,202
Interest-affiliated issuers (Note 5)	27,383	324,719	18,965	483,638	941,526
Securities lending	203,001	643,434	2,486	91,892	13,753
Less: foreign taxes withheld	(339,076)	(150,835)	(1,056)	—	—

Total investment income	10,481,849	59,767,593	510,477	38,991,758	30,948,481

Expenses
Compensation of Manager (Note 2)	2,079,692	11,430,773	226,615	3,009,840	3,548,191
Investor servicing fees (Note 2)	89,965	653,985	9,857	129,590	168,214
Custodian fees (Note 2)	21,102	25,178	12,586	20,187	67,224
Trustee compensation and expenses (Note 2)	33,323	90,378	24,444	37,271	41,038
Administrative services (Note 2)	24,250	59,288	19,320	26,636	29,038
Distribution fees-class IB (Note 2)	118,016	1,050,080	47,315	311,855	595,172
Auditing	55,817	123,009	48,869	102,214	158,284
Legal	36,358	75,917	24,876	72,713	50,076
Other	89,051	526,257	20,566	125,754	148,171
Fees waived and reimbursed by Manager (Notes 2 and 5)	(18,189)	(8,017)	(126,118)	(421,144)	(968,360)

Total expenses	2,529,385	14,026,848	308,330	3,414,916	3,837,048

Expense reduction (Note 2)	(36,737)	(190,684)	(2,344)	(62,374)	(61,727)

Net expenses	2,492,648	13,836,164	305,986	3,352,542	3,775,321

Net investment income (loss)	7,989,201	45,931,429	204,491	35,639,216	27,173,160

Net realized gain (loss) on investments (Notes 1 and 3)	14,474,765	(489,082,294)	(999,416)	(34,092,158)	4,975,941
Net realized gain (loss) on futures contracts (Note 1)	—	—	—	—	(19,869,696)
Net realized gain (loss) on written options (Notes 1 and 3)	—	—	—	—	(2,714,267)
Net realized gain (loss) on swap contracts (Note 1)	—	—	—	5,923,568	(75,532,200)
Net realized gain (loss) on foreign currency transactions (Note 1)	(2,207)	(733)	79	389,485	—
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the year	4,910	—	—	(376,422)	—
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the year	(127,577,475)	(564,769,306)	(13,589,739)	(121,977,226)	(64,677,254)

Net gain (loss) on investments	(113,100,007)	(1,053,852,333)	(14,589,076)	(150,132,753)	(157,817,476)

Net increase (decrease) in net assets resulting
from operations	$(105,110,806)	$(1,007,920,904)	$(14,384,585)	$(114,493,537)	$(130,644,316)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
312

PUTNAM VARIABLETRUST

Statement of Operations (Continued)

Year ended December 31, 2008
	Putnam VT	Putnam VT	Putnam VT	International	Putnam VT
	International	InternationalGrowth	International	Putnam VT	Mid Cap
	Equity	and Income	New Opportunities	Investors	Value
	Fund	Fund	Fund	Fund	Fund

Investment income
Dividends	$38,418,512	$12,614,003	$6,880,186	$5,967,835	$868,435
Interest-unaffiliated issuers	22,540	11,131	10,982	100,116	6,779
Interest-affiliated issuers (Note 5)	137,089	47,161	138,886	100,840	35,369
Securities lending	983,791	155	230,452	76,340	17,818
Less: foreign taxes withheld	(3,656,807)	(1,220,820)	(613,713)	(10,133)	—

Total investment income	35,905,125	11,451,630	6,646,793	6,234,998	928,401

Expenses
Compensation of Manager (Note 2)	6,758,125	2,430,142	2,000,965	2,186,999	386,950
Investor servicing fees (Note 2)	271,855	92,125	60,736	102,466	16,763
Custodian fees (Note 2)	145,232	48,081	61,106	25,051	11,670
Trustee compensation and expenses (Note 2)	51,115	33,472	30,182	34,259	24,774
Administrative services (Note 2)	35,188	24,269	22,393	24,983	19,739
Distribution fees-class IB (Note 2)	1,551,772	233,086	294,220	526,428	46,793
Auditing	99,561	70,753	68,282	50,810	39,373
Legal	47,853	32,714	29,961	33,009	25,397
Other	362,894	97,843	80,785	132,043	20,822
Fees waived and reimbursed by Manager (Notes 2 and 5)	(4,540)	(8,581)	(159,236)	(2,809)	(49,761)

Total expenses	9,319,055	3,053,904	2,489,394	3,113,239	542,520

Expense reduction (Note 2)	(164,241)	(65,956)	(43,722)	(32,740)	(4,570)

Net expenses	9,154,814	2,987,948	2,445,672	3,080,499	537,950

Net investment income (loss)	26,750,311	8,463,682	4,201,121	3,154,499	390,451

Net realized gain (loss) on investments (Notes 1 and 3)	(177,405,135)	(80,230,917)	(51,772,463)	(79,935,096)	(14,786,898)
Net increase from payments by affiliates (Note 2)	5,368	—	1,167	—	—
Net realized gain (loss) on futures contracts (Note 1)	—	—	(69,559)	(887,048)	13,798
Net realized gain (loss) on written options (Notes 1 and 3)	—	—	—	5,760	—
Net realized gain (loss) on foreign currency transactions (Note 1)	(29,065,476)	(8,004,643)	(3,049,306)	37	—
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the year	(311,316)	(904,005)	25,556	(29)	—
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the year	(302,220,852)	(90,011,028)	(53,512,434)	(86,056,292)	(13,329,154)

Net gain (loss) on investments	(508,997,411)	(179,150,593)	(108,377,039)	(166,872,668)	(28,102,254)

Net increase (decrease) in net assets resulting
from operations	$(482,247,100)	$(170,686,911)	$(104,175,918)	$(163,718,169)	$(27,711,803)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
313

PUTNAM VARIABLETRUST

Statement of Operations (Continued)

Year ended December 31, 2008
		Putnam VT		Putnam VT
	Putnam VT	New	Putnam VT	OTC & Emerging	Putnam VT
	Money Market	Opportunities	New Value	Growth	Research
	Fund	Fund	Fund	Fund	Fund

Investment income
Dividends	$—	$8,999,047	$9,725,740	$356,372	$1,810,417
Interest-unaffiliated issuers	15,217,199	22,534	452,200	13,754	3,280
Interest-affiliated issuers (Note 5)	292,342	35,652	53,594	37,087	28,165
Securities lending	—	383,187	118,664	48,203	30,972
Less: foreign taxes withheld	—	(48,697)	(727)	(1,518)	(5,310)

Total investment income	15,509,541	9,391,723	10,349,471	453,898	1,867,524

Expenses
Compensation of Manager (Note 2)	2,145,242	5,160,946	2,608,497	376,432	650,845
Investor servicing fees (Note 2)	143,196	235,900	113,260	16,413	30,418
Custodian fees (Note 2)	14,721	32,529	14,821	28,292	18,612
Trustee compensation and expenses (Note 2)	37,087	52,359	35,373	25,989	27,299
Administrative services (Note 2)	27,856	33,090	25,715	19,717	20,589
Distribution fees-class IB (Note 2)	569,542	226,522	466,923	60,796	152,625
Auditing	68,879	60,572	69,370	57,099	44,952
Legal	36,630	43,923	82,942	75,386	27,133
Other	160,321	272,259	171,463	31,504	49,855
Fees waived and reimbursed by Manager (Notes 2 and 5)	(386,775)	(835)	(92,961)	(149,069)	(69,403)

Total expenses	2,816,699	6,117,265	3,495,403	542,559	952,925

Expense reduction (Note 2)	(992)	(83,688)	(23,482)	(8,710)	(12,683)

Net expenses	2,815,707	6,033,577	3,471,921	533,849	940,242

Net investment income (loss)	12,693,834	3,358,146	6,877,550	(79,951)	927,282

Net realized gain (loss) on investments (Notes 1 and 3)	(121,001)	(147,583,998)	(180,992,635)	(18,030,547)	(30,166,289)
Net realized gain (loss) on futures contracts (Note 1)	—	(1,550,059)	—	(290,748)	(527,591)
Net realized gain (loss) on written options (Notes 1 and 3)	—	39,718	—	40,059	23,449
Net realized gain (loss) on foreign currency transactions (Note 1)	—	(324)	—	4,410	800
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the year	—	(2,256)	—	—	(95,254)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the year	—	(205,977,115)	(38,197,771)	(11,345,969)	(15,698,333)

Net gain (loss) on investments	(121,001)	(355,074,034)	(219,190,406)	(29,622,795)	(46,463,218)

Net increase (decrease) in net assets resulting
from operations	$12,572,833	$(351,715,888)	$(212,312,856)	$(29,702,746)	$(45,535,936)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
314

PUTNAM VARIABLETRUST

Statement of Operations (Continued)

Year ended December 31, 2008
	Putnam VT
	Small Cap	Putnam VT	Putnam VT
	Value	Vista	Voyager
	Fund	Fund	Fund

Investment income
Dividends	$8,161,272	$1,700,557	$14,177,342
Interest-unaffiliated issuers	12,558	49,809	262,974
Interest-affiliated issuers (Note 5)	57,141	163,182	1,696,503
Securities lending	875,524	133,414	394,175
Less: foreign taxes withheld	—	(719)	(54,659)

Total investment income	9,106,495	2,046,243	16,476,335

Expenses
Compensation of Manager (Note 2)	2,858,704	1,547,063	7,009,239
Investor servicing fees (Note 2)	108,508	72,372	333,859
Custodian fees (Note 2)	43,093	26,585	23,379
Trustee compensation and expenses (Note 2)	34,710	31,540	59,002
Administrative services (Note 2)	25,384	23,111	39,138
Distribution fees-class IB (Note 2)	638,383	344,406	627,641
Auditing	52,413	59,137	88,639
Legal	33,367	30,455	50,560
Other	146,277	120,356	307,017
Fees waived and reimbursed by Manager (Notes 2 and 5)	(1,851)	(5,220)	(54,776)

Total expenses	3,938,988	2,249,805	8,483,698

Expense reduction (Note 2)	(46,338)	(30,711)	(120,079)

Net expenses	3,892,650	2,219,094	8,363,619

Net investment income (loss)	5,213,845	(172,851)	8,112,716

Net realized gain (loss) on investments (Notes 1 and 3)	(28,115,450)	(78,988,136)	(128,942,260)
Net increase from payments by affiliates (Note 2)	—	33,870	—
Net realized gain (loss) on futures contracts (Note 1)	—	(4,285,667)	(13,458,087)
Net realized gain (loss) on written options (Notes 1 and 3)	136,606	31,691	—
Net realized gain (loss) on foreign currency transactions (Note 1)	—	—	38,781
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the year	—	—	850,675
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the year	(142,010,268)	(45,138,780)	(349,428,911)

Net gain (loss) on investments	(169,989,112)	(128,347,022)	(490,939,802)

Net increase (decrease) in net assets resulting
from operations	$(164,775,267)	$(128,519,873)	$(482,827,086)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
315

PUTNAM VARIABLETRUST

Statement of Changes in Net Assets

	Putnam VT		Putnam VT		Putnam VT
	American Government Income Fund		Capital Appreciation Fund		Capital Opportunities Fund
	Year ended		Year ended		Year ended
	December 31	December 31	December 31	December 31	December 31	December 31
	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,125,155	$6,523,861	$270,348	$213,651	$179,924	$216,554
Net realized gain (loss) on investments and
foreign currency transactions	(3,666,503)	(898,007)	(7,569,581)	2,895,560	(6,207,280)	1,670,043
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(3,763,469)	5,776,269	(5,465,704)	(5,828,340)	(5,888,900)	(5,923,057)

Net increase (decrease) in net assets
resulting from operations	(304,817)	11,402,123	(12,764,937)	(2,719,129)	(11,916,256)	(4,036,460)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(4,250,985)	(4,112,485)	(148,776)	(106,855)	(122,643)	(38,662)
Class IB	(2,898,368)	(3,097,187)	(89,426)	(29,947)	(83,125)	—
Net realized short-term gain on investments
Class IA	—	—	(318,508)	(705,809)	(108,279)	(326,308)
Class IB	—	—	(304,474)	(578,220)	(122,050)	(278,187)
From net realized long-term gain on investments
Class IA	—	—	(1,300,050)	(1,338,506)	(653,680)	(1,518,646)
Class IB	—	—	(1,242,776)	(1,096,544)	(736,818)	(1,294,691)
Increase in capital from settlement payment (Note 8)	8,740	—	—	—	847	—
Increase (decrease) from capital share
transactions (Note 4)	16,129,020	(14,591,853)	(3,335,328)	(6,390,749)	(3,968,112)	(1,967,183)

Total increase (decrease) in net assets	8,683,590	(10,399,402)	(19,504,275)	(12,965,759)	(17,710,116)	(9,460,137)

Net assets:
Beginning of year	138,612,744	149,012,146	37,877,456	50,843,215	37,528,882	46,989,019

End of year	$147,296,334	$138,612,744	$18,373,181	$37,877,456	$19,818,766	$37,528,882

Undistributed net investment income (loss),
end of year	$4,111,720	$5,216,010	$266,849	$211,410	$154,235	$215,587

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
316

PUTNAM VARIABLETRUST

Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT		Putnam VT
	Discovery Growth Fund		Diversified Income Fund		Equity Income Fund
	Year ended		Year ended		Year ended
	December 31	December 31	December 31	December 31	December 31	December 31
	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$31,467	$(41,512)	$24,228,365	$24,684,603	$4,499,396	$4,188,820
Net realized gain (loss) on investments and
foreign currency transactions	(6,750,883)	3,942,905	(25,168,410)	(8,224,980)	(26,115,077)	9,752,207
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(6,775,676)	(288,735)	(136,624,523)	3,251,536	(48,705,086)	(5,687,069)

Net increase (decrease) in net assets
resulting from operations	(13,495,092)	3,612,658	(137,564,568)	19,711,159	(70,320,767)	8,253,958

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(28,868)	—	(13,071,030)	(14,181,956)	(2,461,498)	(2,047,999)
Class IB	(51,914)	—	(12,116,691)	(9,736,427)	(1,931,313)	(1,536,601)
Net realized short-term gain on investments
Class IA	(98,031)	(237,773)	—	—	(2,391,299)	(2,613,246)
Class IB	(176,292)	(548,748)	—	—	(2,161,081)	(2,258,874)
From net realized long-term gain on investments
Class IA	(1,022,009)	(743,484)	—	—	(2,451,348)	(6,225,917)
Class IB	(1,837,909)	(1,715,862)	—	—	(2,215,349)	(5,381,644)
Increase in capital from settlement payments (Note 8)	—	—	13,092	—	—	—
Increase (decrease) from capital share
transactions (Note 4)	(4,615,652)	(136,552)	(9,647,811)	(1,817,389)	(13,190,008)	11,739,749

Total increase (decrease) in net assets	(21,325,767)	230,239	(172,387,008)	(6,024,613)	(97,122,663)	(70,574)

Net assets:
Beginning of year	36,971,017	36,740,778	473,788,870	479,813,483	241,354,224	241,424,798

End of year	$15,645,250	$36,971,017	$301,401,862	$473,788,870	$144,231,561	$241,354,224

Undistributed net investment income (loss),
end of year	$11,824	$—	$39,645,897	$20,885,772	$4,230,805	$4,126,289

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
317

PUTNAM VARIABLETRUST

Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT		Putnam VT
	The George Putnam Fund of Boston		Global Asset Allocation Fund		Global Equity Fund
	Year ended		Year ended		Year ended
	December 31	December 31	December 31	December 31	December 31	December 31
	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$13,674,028	$16,494,310	$9,455,841	$9,429,232	$8,207,454	$7,175,687
Net realized gain (loss) on investments and
foreign currency transactions	(112,039,378)	36,858,412	(12,185,258)	22,240,092	(101,840,851)	101,861,234
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(68,172,243)	(44,785,349)	(105,561,195)	(19,167,961)	(122,973,690)	(54,014,787)

Net increase (decrease) in net assets
resulting from operations	(166,537,593)	8,567,373	(108,290,612)	12,501,363	(216,607,087)	55,022,134

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(9,466,488)	(9,055,342)	(8,912,558)	(2,160,149)	(9,747,291)	(12,076,191)
Class IB	(9,555,542)	(7,759,182)	(3,115,088)	(466,643)	(1,290,757)	(1,631,495)
Net realized short-term gain on investments
Class IA	(4,564,306)	(7,133,784)	—	—	—	—
Class IB	(4,943,657)	(6,699,061)	—	—	—	—
From net realized long-term gain on investments
Class IA	(11,978,395)	(21,545,471)	—	—	—	—
Class IB	(12,973,950)	(20,232,519)	—	—	—	—
Increase in capital from settlement payment (Note 8)	—	—	—	—	174,570	—
Increase (decrease) from capital share
transactions (Note 4)	(64,010,448)	(44,913,936)	(40,874,562)	(49,564,899)	(83,413,592)	(106,213,168)

Total increase (decrease) in net assets	(284,030,379)	(108,771,922)	(161,192,820)	(39,690,328)	(310,884,157)	(64,898,720)

Net assets:
Beginning of year	499,507,900	608,279,822	360,446,958	400,137,286	543,168,404	608,067,124

End of year	$215,477,521	$499,507,900	$199,254,138	$360,446,958	$232,284,247	$543,168,404

Undistributed net investment income (loss),
end of year	$9,655,103	$16,949,255	$12,515,509	$7,111,776	$1,146,125	$11,074,999

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
318

PUTNAM VARIABLETRUST

Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT		Putnam VT
	Global Health Care Fund		Global Utilities Fund		Growth and Income Fund
	Year ended		Year ended		Year ended
	December 31	December 31	December 31	December 31	December 31	December 31
	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$566,868	$1,929,910	$7,989,201	$7,320,757	$45,931,429	$54,517,652
Net realized gain (loss) on investments and
foreign currency transactions	15,720,584	24,559,845	14,472,558	48,005,145	(489,083,027)	417,909,934
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(45,868,802)	(25,158,918)	(127,572,565)	14,995,797	(564,769,306)	(641,943,795)

Net increase (decrease) in net assets
resulting from operations	(29,581,350)	1,330,837	(105,110,806)	70,321,699	(1,007,920,904)	(169,516,209)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	—	(1,178,487)	(6,375,855)	(6,348,642)	(50,017,512)	(48,576,153)
Class IB	—	(1,174,827)	(1,077,784)	(1,086,867)	(10,423,135)	(9,836,129)
Net realized short-term gain on investments
Class IA	—	—	—	—	(93,319,054)	(74,025,833)
Class IB	—	—	—	—	(22,794,281)	(18,002,941)
From net realized long-term gain on investments
Class IA	(636,470)	—	—	—	(236,021,366)	(390,721,228)
Class IB	(939,529)	—	—	—	(57,651,006)	(95,022,656)
Increase (decrease) from capital share
transactions (Note 4)	(36,893,328)	(69,540,842)	(60,699,606)	(64,471,342)	(151,840,943)	(275,437,410)

Total increase (decrease) in net assets	(68,050,677)	(70,563,319)	(173,264,051)	(1,585,152)	(1,629,988,201)	(1,081,138,559)

Net assets:
Beginning of year	200,096,606	270,659,925	381,317,416	382,902,568	3,020,078,166	4,101,216,725

End of year	$132,045,929	$200,096,606	$208,053,365	$381,317,416	$1,390,089,965	$3,020,078,166

Undistributed net investment income (loss),
end of year	$1,425,911	$(170,485)	$7,790,634	$7,182,853	$39,953,088	$53,598,503

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
319

PUTNAM VARIABLETRUST

Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT		Putnam VT
	Growth Opportunities Fund		High Yield Fund		Income Fund
	Year ended		Year ended		Year ended
	December 31	December 31	December 31	December 31	December 31	December 31
	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$204,491	$(1,338)	$35,639,216	$42,611,266	$27,173,160	$36,218,146
Net realized gain (loss) on investments and
foreign currency transactions	(999,337)	2,692,241	(27,779,105)	7,080,686	(93,140,222)	4,592,012
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(13,589,739)	(52,973)	(122,353,648)	(31,576,865)	(64,677,254)	(4,054,247)

Net increase (decrease) in net assets
resulting from operations	(14,384,585)	2,637,930	(114,493,537)	18,115,087	(130,644,316)	36,755,911

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	—	(64,798)	(30,060,340)	(32,095,983)	(23,950,417)	(22,481,407)
Class IB	—	(15,967)	(12,192,359)	(12,858,792)	(17,430,226)	(15,442,292)
Net realized short-term gain on investments
Class IA	—	—	—	—	—	—
Class IB	—	—	—	—	—	—
From net realized long-term gain on investments
Class IA	—	—	—	—	—	—
Class IB	—	—	—	—	—	—
From return of capital
Class IA	—	—	—	—	—	—
Class IB	—	—	—	—	—	—
Increase in capital from settlement payment (Note 8)	2,948	—	—	—	55,580	—
Increase (decrease) from capital share
transactions (Note 4)	(7,132,619)	(10,652,543)	(48,814,582)	(59,284,021)	(109,852,436)	(71,023,688)

Total increase (decrease) in net assets	(21,514,256)	(8,095,378)	(205,560,818)	(86,123,709)	(281,821,815)	(72,191,476)

Net assets:

Beginning of year	42,828,320	50,923,698	512,911,578	599,035,287	665,351,623	737,543,099

End of year	$21,314,064	$42,828,320	$307,350,760	$512,911,578	383,529,808	665,351,623

Undistributed net investment income (loss),
end of year	$207,518	$—	$36,843,846	$40,285,321	$26,453,782	$37,836,903

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
320

PUTNAM VARIABLETRUST

Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT		Putnam VT
	International Equity Fund		International Growth and Income Fund		International New Opportunities Fund
	Year ended		Year ended		Year ended
	December 31	December 31	December 31	December 31	December 31	December 31
	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$26,750,311	$17,738,908	$8,463,682	$7,623,415	$4,201,121	$2,698,344
Net realized gain (loss) on investments and
foreign currency transactions	(206,465,243)	191,184,365	(88,235,560)	64,221,894	(54,890,161)	49,841,872
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(302,532,168)	(101,040,898)	(90,915,033)	(38,992,898)	(53,486,878)	(16,454,153)

Net increase (decrease) in net assets
resulting from operations	(482,247,100)	107,882,375	(170,686,911)	32,852,411	(104,175,918)	36,086,063

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(6,888,978)	(12,348,566)	(4,627,935)	(6,234,871)	(1,633,230)	(1,293,024)
Class IB	(13,227,599)	(25,529,092)	(1,719,600)	(2,399,286)	(1,912,211)	(1,504,873)
Net realized short-term gain on investments
Class IA	(15,183,973)	(9,464,092)	(17,756,140)	(22,973,100)	—	—
Class IB	(33,863,151)	(20,974,802)	(7,851,743)	(9,907,395)	—	—
From net realized long-term gain on investments
Class IA	(30,672,425)	(40,401,491)	(26,378,151)	(34,531,592)	—	—
Class IB	(68,405,347)	(89,539,842)	(11,664,385)	(14,892,117)	—	—
From return of capital
Class IA	(766,348)	—	(1,094,975)	—	—	—
Class IB	(1,666,251)	—	(469,598)	—	—	—
Increase in capital from settlement payment (Note 8)	933,373	—	—	—	880,428	—
Increase (decrease) from capital share
transactions (Note 4)	16,638,801	29,621,132	(4,157,092)	20,974,731	(59,211,948)	(34,748,711)

Total increase (decrease) in net assets	(635,348,998)	(60,754,378)	(246,406,530)	(37,111,219)	(166,052,879)	(1,460,545)

Net assets:
Beginning of year	1,206,903,012	1,267,657,390	423,357,944	460,469,163	286,214,310	287,674,855

End of year	$571,554,014	$1,206,903,012	$176,951,414	$423,357,944	$120,161,431	$286,214,310

Undistributed net investment income (loss),
end of year	$5,710,192	$25,299,617	$1,325,286	$6,636,343	$2,167,148	$3,680,348

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
321

PUTNAM VARIABLETRUST

Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT		Putnam VT
	Investors Fund		Mid Cap Value Fund		Money Market Fund
	Year ended		Year ended		Year ended
	December 31	December 31	December 31	December 31	December 31	December 31
	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,154,499	$1,235,267	$390,451	$386,583	$12,693,834	$19,881,079
Net realized gain (loss) on investments and
foreign currency transactions	(80,816,347)	25,149,007	(14,773,100)	11,608,611	(121,001)	(17,583)
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(86,056,321)	(46,671,024)	(13,329,154)	(9,684,387)	—	—

Net increase (decrease) in net assets
resulting from operations	(163,718,169)	(20,286,750)	(27,711,803)	2,310,807	12,572,833	19,863,496

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(706,785)	(1,406,786)	(420,410)	(1,114,590)	(6,918,971)	(10,463,007)
Class IB	(510,157)	(766,668)	(133,940)	(456,863)	(5,777,857)	(9,452,246)
Net realized short term gain on investments
Class IA	—	—	(2,476,440)	(1,723,556)	—	—
Class IB	—	—	(1,251,664)	(820,595)	—	—
From net realized long term gain on investments
Class IA	—	—	(5,231,570)	(3,794,037)	—	—
Class IB	—	—	(2,644,186)	(1,806,365)	—	—
Increase in capital from settlement payment (Note 8)	—	—	1,209	—	—	—
Increase (decrease) from capital share
transactions (Note 4)	(18,951,559)	(52,219,385)	(7,736,242)	(7,677,869)	46,721,565	25,991,484

Total increase (decrease) in net assets	(183,886,670)	(74,679,589)	(47,605,046)	(15,083,068)	46,597,570	25,939,727

Net assets:
Beginning of year	419,603,046	494,282,635	80,041,595	95,124,663	425,692,382	399,752,655

End of year	$235,716,376	$419,603,046	$32,436,549	$80,041,595	$472,289,952	$425,692,382

Undistributed net investment income (loss),
end of year	$3,124,535	$1,191,323	$174,416	$376,208	$—	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
322

PUTNAM VARIABLETRUST

Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT		Putnam VT
	New Opportunities Fund		New Value Fund		OTC & Emerging Growth Fund
	Year ended		Year ended		Year ended
	December 31	December 31	December 31	December 31	December 31	December 31
	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,358,146	$2,509,097	$6,877,550	$7,927,748	$(79,951)	$(149,961)
Net realized gain (loss) on investments and
foreign currency transactions	(149,094,663)	160,195,832	(180,992,635)	87,357,063	(18,276,826)	11,229,950
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(205,979,371)	(88,460,846)	(38,197,771)	(119,312,064)	(11,345,969)	(1,489,452)

Net increase (decrease) in net assets
resulting from operations	(351,715,888)	74,244,083	(212,312,856)	(24,027,253)	(29,702,746)	9,590,537

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(2,169,773)	(1,781,476)	(4,913,436)	(4,906,072)	—	—
Class IB	—	—	(4,015,691)	(3,307,191)	—	—
Net realized short-term gain on investments
Class IA	—	—	(8,094,536)	(8,058,567)	—	—
Class IB	—	—	(7,826,688)	(6,534,499)	—	—
From net realized long-term gain on investments
Class IA	—	—	(36,153,900)	(26,067,200)	—	—
Class IB	—	—	(34,957,569)	(21,137,266)	—	—
Increase (decrease) from capital share
transactions (Note 4)	(194,918,922)	(313,437,351)	(2,493,569)	(45,642,162)	(14,890,054)	(12,314,330)

Total increase (decrease) in net assets	(548,804,583)	(240,974,744)	(310,768,245)	(139,680,210)	(44,592,800)	(2,723,793)

Net assets:
Beginning of year	1,050,124,505	1,291,099,249	539,727,236	679,407,446	76,341,438	79,065,231

End of year	$501,319,922	$1,050,124,505	$228,958,991	$539,727,236	$31,748,638	$76,341,438

Undistributed net investment income (loss),
end of year	$3,266,562	$2,488,816	$5,714,571	$7,824,433	$—	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
323

PUTNAM VARIABLETRUST

Statement of Changes in Net Assets (Continued)

	Putnam VT		Putnam VT		Putnam VT
	Research Fund		Small Cap Value Fund		Vista Fund
	Year ended		Year ended		Year ended
	December 31	December 31	December 31	December 31	December 31	December 31
	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$927,282	$1,268,384	$5,213,845	$6,355,698	$(172,851)	$(424,207)
Net realized gain (loss) on investments and
foreign currency transactions	(30,669,631)	22,130,419	(27,978,844)	132,787,458	(83,208,242)	56,454,846
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(15,793,587)	(20,565,523)	(142,010,268)	(183,320,963)	(45,138,780)	(38,659,998)

Net increase (decrease) in net assets
resulting from operations	(45,535,936)	2,833,280	(164,775,267)	(44,177,807)	(128,519,873)	17,370,641

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(561,720)	(466,938)	(2,340,756)	(1,803,520)	—	—
Class IB	(628,452)	(408,798)	(4,494,065)	(4,208,003)	—	—
Net realized short-term gain on investments
Class IA	—	—	(849,843)	(4,160,501)	—	—
Class IB	—	—	(2,092,772)	(13,391,892)	—	—
From net realized long-term gain on investments
Class IA	—	—	(25,968,469)	(21,985,769)	—	—
Class IB	—	—	(63,948,399)	(70,768,165)	—	—
Increase in capital from settlement payment (Note 8)	—	—	—	—	275,551	—
Increase (decrease) from capital share
transactions (Note 4)	(26,864,991)	(42,296,047)	15,490,996	(341,674,129)	(66,569,698)	(105,064,132)

Total increase (decrease) in net assets	(73,591,099)	(40,338,503)	(248,978,575)	(502,169,786)	(194,814,020)	(87,693,491)

Net assets:

Beginning of year	137,482,052	177,820,555	475,830,409	978,000,195	332,733,145	420,426,636

End of year	$63,890,953	$137,482,052	$226,851,834	$475,830,409	$137,919,125	$332,733,145

Undistributed net investment income (loss),
end of year	$838,326	$1,101,905	$4,312,884	$6,449,629	$81,127	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
324

PUTNAM VARIABLETRUST

Statement of Changes in Net Assets (Continued)

	Putnam VT
	Voyager Fund
	Year ended
	December 31	December 31
	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,112,716	$2,520,702
Net realized gain (loss) on investments and
foreign currency transactions	(142,361,566)	161,932,540
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(348,578,236)	(67,706,897)

Net increase (decrease) in net assets
resulting from operations	(482,827,086)	96,746,345

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(2,552,395)	(441,007)
Class IB	—	—
Increase in capital from settlement payment (Note 8)	38,969	—
Increase (decrease) from capital share
transactions (Note 4)	(274,034,618)	(463,035,587)

Total increase (decrease) in net assets	(759,375,130)	(366,730,249)

Net assets:
Beginning of year	1,493,616,092	1,860,346,341

End of year	$734,240,962	$1,493,616,092

Undistributed net investment income (loss),
end of year	$8,123,636	$2,485,561

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
325

PUTNAM VARIABLETRUST
Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:
			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT American Government Income Fund (Class IA)
December 31, 2008	$11.73	.54	(.46)	.08	(.54)	—	—	(.54)	—(e,n)	$11.27	.54	$89,863.62		4.68	127.57(f)
December 31, 2007	11.38	.54	.40(g)	.94	(.59)	—	—	(.59)	—	11.73	8.63(g)	76,057.62		4.76	153.13(f)
December 31, 2006	11.50	.45	(.07)	.38	(.50)	—	—	(.50)	—	11.38	3.51	83,470.62		4.01	180.25(f)
December 31, 2005	11.75	.41	(.22)	.19	(.41)	(.03)	—	(.44)	—	11.50	1.65	107,325.64		3.56	419.62(f)
December 31, 2004	12.08	.31	.03	.34	(.49)	(.18)	—	(.67)	—	11.75	2.85	144,320.66		2.65	309.71

Putnam VT American Government Income Fund (Class IB)
December 31, 2008	$11.69	.52	(.47)	.05	(.51)	—	—	(.51)	—(e,n)	$11.23	.30	$57,434.87		4.49	127.57(f)
December 31, 2007	11.34	.51	.40(g)	.91	(.56)	—	—	(.56)	—	11.69	8.36(g)	62,556.87		4.51	153.13(f)
December 31, 2006	11.46	.42	(.07)	.35	(.47)	—	—	(.47)	—	11.34	3.22	65,543.87		3.74	180.25(f)
December 31, 2005	11.71	.38	(.22)	.16	(.38)	(.03)	—	(.41)	—	11.46	1.35	74,858.89		3.32	419.62(f)
December 31, 2004	12.02	.28	.04	.32	(.45)	(.18)	—	(.63)	—	11.71	2.66	87,312.91		2.39	309.71

Putnam VT Capital Appreciation Fund (Class IA)
December 31, 2008	$8.27	.07	(3.00)	(2.93)	(.07)	(.73)	—	(.80)	—	$4.54	(38.28)	$9,538.76		1.07	114.88
December 31, 2007	9.62	.05	(.63)	(.58)	(.04)	(.73)	—	(.77)	—	8.27	(6.73)	19,969.81		.56	75.75
December 31, 2006	9.38	.04	1.08	1.12	(.03)	(.85)	—	(.88)	—	9.62	12.61	28,620.82		.42	81.44
December 31, 2005	8.73	.04(k)	.67	.71	(.06)	—	—	(.06)	—	9.38	8.18	28,310.88		.40(k)	132.25
December 31, 2004	7.59	.06(j)	1.08	1.14	—	—	—	—	—	8.73	15.02	26,223.90		.75(j)	139.79

Putnam VT Capital Appreciation Fund (Class IB)
December 31, 2008	$8.19	.05	(2.97)	(2.92)	(.04)	(.73)	—	(.77)	—	$4.50	(38.39)	$8,836	1.01	.85	114.88
December 31, 2007	9.53	.03	(.63)	(.60)	(.01)	(.73)	—	(.74)	—	8.19	(6.95)	17,909	1.06	.32	75.75
December 31, 2006	9.30	.01	1.08	1.09	(.01)	(.85)	—	(.86)	—	9.53	12.32	22,223	1.07	.17	81.44
December 31, 2005	8.66	.01(k)	.67	.68	(.04)	—	—	(.04)	—	9.30	7.88	23,072	1.13	.15(k)	132.25
December 31, 2004	7.55	.04(j)	1.07	1.11	—	—	—	—	—	8.66	14.70	23,302	1.15	.51(j)	139.79

Putnam VT Capital Opportunities Fund (Class IA)
December 31, 2008	$14.50	.09	(4.93)	(4.84)	(.11)	(.69)	—	(.80)	—(e,n)	$8.86	(35.02)	$9,013.98		.74	97.42
December 31, 2007	17.15	.09	(1.52)	(1.43)	(.03)	(1.19)	—	(1.22)	—	14.50	(9.29)	18,728.91		.57	82.20
December 31, 2006	15.87	.03	2.38	2.41	(.04)	(1.09)	—	(1.13)	—	17.15	15.52	26,293.96		.21	104.74
December 31, 2005	14.44	.05(k)	1.44	1.49	—	(.06)	—	(.06)	—	15.87	10.41	18,788.92		.37(k)	133.38
December 31, 2004	12.74	.08	2.26	2.34	(.06)	(.58)	—	(.64)	—	14.44	18.54	13,523.96		.59	163.42

Putnam VT Capital Opportunities Fund (Class IB)
December 31, 2008	$14.38	.06	(4.89)	(4.83)	(.07)	(.69)	—	(.76)	—(e,n)	$8.79	(35.18)	$10,806	1.23	.50	97.42
December 31, 2007	17.04	.05	(1.52)	(1.47)	—	(1.19)	—	(1.19)	—	14.38	(9.55)	18,801	1.16	.32	82.20
December 31, 2006	15.79	(.01)	2.37	2.36	(.02)	(1.09)	—	(1.11)	—	17.04	15.21	20,696	1.21	(.04)	104.74
December 31, 2005	14.40	.02(k)	1.43	1.45	—	(.06)	—	(.06)	—	15.79	10.16	15,049	1.17	.11(k)	133.38
December 31, 2004	12.72	.05	2.24	2.29	(.03)	(.58)	—	(.61)	—	14.40	18.21	9,013	1.21	.35	163.42

Putnam VT Discovery Growth Fund (Class IA)
December 31, 2008	$6.06	.01	(2.44)	(2.43)	(.01)	(.53)	—	(.54)	—	$3.09	(43.08)	$5,431.80		.28	197.26
December 31, 2007	6.01	—(e)	.60	.60	—	(.55)	—	(.55)	—	6.06	10.68	12,881.83		.06	124.26
December 31, 2006	5.40	.01	.60	.61	—	—	—	—	—	6.01	11.30	11,434.82		.10	94.83
December 31, 2005	5.02	—(e,k)	.38	.38	—	—	—	—	—	5.40	7.57	13,287.88		(.09)(k)	147.47
December 31, 2004	4.66	(.01)(j)	.37	.36	—	—	—	—	—	5.02	7.73	17,068.94		(.24)(j)	106.52

Putnam VT Discovery Growth Fund (Class IB)
December 31, 2008	$5.94	—(e)	(2.38)	(2.38)	(.01)	(.53)	—	(.54)	—	$3.02	(43.11)	$10,214	1.05	.03	197.26
December 31, 2007	5.92	(.01)	.58	.57	—	(.55)	—	(.55)	—	5.94	10.32	24,090	1.08	(.19)	124.26
December 31, 2006	5.33	(.01)	.60	.59	—	—	—	—	—	5.92	11.07	25,307	1.07	(.14)	94.83
December 31, 2005	4.97	(.02)(k)	.38	.36	—	—	—	—	—	5.33	7.24	27,155	1.13	(.34)(k)	147.47
December 31, 2004	4.62	(.02)(j)	.37	.35	—	—	—	—	—	4.97	7.58	34,186	1.19	(.48)(j)	106.52

See page 340 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
326	327

PUTNAM VARIABLETRUST
Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:
			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT Diversified Income Fund (Class IA)
December 31, 2008	$8.81	.47	(3.07)	(2.60)	(.49)	—	—	(.49)	—(e,n)	$5.72	(31.07)	$127,770.74		6.19	198.09(f)
December 31, 2007	8.89	.46	(.09)	.37	(.45)	—	—	(.45)	—	8.81	4.31	248,629.75		5.25	78.65(f)
December 31, 2006	8.86	.44	.11	.55	(.52)	—	—	(.52)	—	8.89	6.60	291,212.76		5.12	87.14(f)
December 31, 2005	9.27	.44	(.16)	.28	(.69)	—	—	(.69)	—	8.86	3.28	348,430.79		4.96	115.07(f)
December 31, 2004	9.32	.51	.33	.84	(.89)	—	—	(.89)	—	9.27	9.58	409,381.80		5.68	79.07

Putnam VT Diversified Income Fund (Class IB)
December 31, 2008	$8.70	.43	(2.98)	(2.55)	(.47)	—	—	(.47)	—(e,n)	$5.68	(30.82)	$173,632.99		5.71	198.09(f)
December 31, 2007	8.78	.43	(.08)	.35	(.43)	—	—	(.43)	—	8.70	4.13	225,160	1.00	5.02	78.65(f)
December 31, 2006	8.76	.42	.10	.52	(.50)	—	—	(.50)	—	8.78	6.29	188,602	1.01	4.86	87.14(f)
December 31, 2005	9.17	.41	(.15)	.26	(.67)	—	—	(.67)	—	8.76	3.05	160,295	1.04	4.70	115.07(f)
December 31, 2004	9.24	.48	.32	.80	(.87)	—	—	(.87)	—	9.17	9.20	149,586	1.05	5.41	79.07

Putnam VT Equity Income Fund (Class IA)
December 31, 2008	$15.06	.30	(4.76)	(4.46)	(.30)	(.58)	—	(.88)	—	$9.72	(31.02)	$76,350.78		2.41	73.65
December 31, 2007	15.87	.28	.24	.52	(.25)	(1.08)	—	(1.33)	—	15.06	3.46	128,150.77		1.79	74.27
December 31, 2006	13.96	.27	2.31	2.58	(.20)	(.47)	—	(.67)	—	15.87	19.15	128,870.79		1.85	81.54
December 31, 2005	13.54	.22(k)	.53	.75	(.15)	(.18)	—	(.33)	—	13.96	5.71	106,970.81		1.64(k)	59.47
December 31, 2004	12.09	.22	1.25	1.47	—	(.02)	—	(.02)	—	13.54	12.14	80,093.83		1.75	89.30

Putnam VT Equity Income Fund (Class IB)
December 31, 2008	$14.97	.27	(4.74)	(4.47)	(.26)	(.58)	—	(.84)	—	$9.66	(31.21)	$67,881	1.03	2.16	73.65
December 31, 2007	15.79	.24	.24	.48	(.22)	(1.08)	—	(1.30)	—	14.97	3.19	113,204	1.02	1.54	74.27
December 31, 2006	13.89	.23	2.31	2.54	(.17)	(.47)	—	(.64)	—	15.79	18.93	112,555	1.04	1.61	81.54
December 31, 2005	13.49	.19(k)	.52	.71	(.13)	(.18)	—	(.31)	—	13.89	5.43	82,356	1.06	1.40(k)	59.47
December 31, 2004	12.08	.19	1.24	1.43	—	(.02)	—	(.02)	—	13.49	11.82	55,764	1.08	1.51	89.30

Putnam VT The George Putnam Fund of Boston (Class IA)
December 31, 2008	$11.05	.33	(4.35)	(4.02)	(.47)	(.82)	—	(1.29)	—	$5.74	(40.57)	$103,006.77		3.85	140.22(f)
December 31, 2007	12.47	.35	(.20)	.15	(.38)	(1.19)	—	(1.57)	—	11.05	1.14	243,160.72		3.03	128.49(f)
December 31, 2006	11.83	.29	1.09	1.38	(.32)	(.42)	—	(.74)	—	12.47	12.23	318,905.74		2.50	124.55(f)
December 31, 2005	11.61	.28(k)	.20	.48	(.26)	—	—	(.26)	—	11.83	4.22	382,326.72		2.44(k)	139.50
December 31, 2004	10.93	.24	.67	.91	(.23)	—	—	(.23)	—	11.61	8.48	444,637.72		2.15	148.39

Putnam VT The George Putnam Fund of Boston (Class IB)
December 31, 2008	$10.99	.31	(4.33)	(4.02)	(.44)	(.82)	—	(1.26)	—	$5.71	(40.72)	$112,471	1.02	3.59	140.22(f)
December 31, 2007	12.40	.32	(.20)	.12	(.34)	(1.19)	—	(1.53)	—	10.99	.95	256,347.97		2.78	128.49(f)
December 31, 2006	11.76	.26	1.09	1.35	(.29)	(.42)	—	(.71)	—	12.40	12.02	289,374.99		2.25	124.55(f)
December 31, 2005	11.55	.25(k)	.19	.44	(.23)	—	—	(.23)	—	11.76	3.91	301,779.97		2.18(k)	139.50
December 31, 2004	10.88	.21	.67	.88	(.21)	—	—	(.21)	—	11.55	8.21	294,298.97		1.90	148.39

Putnam VT Global Asset Allocation Fund (Class IA)
December 31, 2008	$16.90	.48	(5.91)	(5.43)	(.60)	—	—	(.60)	—	$10.87	(33.16)	$141,087.78		3.31	155.03(f)
December 31, 2007	16.50	.42	.10	.52	(.12)	—	—	(.12)	—	16.90	3.16	264,820.77		2.49	106.99(f)
December 31, 2006	15.03	.33	1.59	1.92	(.45)	—	—	(.45)	—	16.50	13.04	311,512.82		2.15	76.62(f)
December 31, 2005	14.22	.30(k)	.71	1.01	(.20)	—	—	(.20)	—	15.03	7.20	330,872.90		2.06(k)	144.67(f)
December 31, 2004	13.43	.24	.98	1.22	(.43)	—	—	(.43)	—	14.22	9.26	371,882.93		1.76	156.86

Putnam VT Global Asset Allocation Fund (Class IB)
December 31, 2008	$16.94	.44	(5.92)	(5.48)	(.56)	—	—	(.56)	—	$10.90	(33.32)	$58,167	1.03	3.05	155.03(f)
December 31, 2007	16.54	.38	.11	.49	(.09)	—	—	(.09)	—	16.94	2.94	95,626	1.02	2.23	106.99(f)
December 31, 2006	15.06	.29	1.61	1.90	(.42)	—	—	(.42)	—	16.54	12.86	88,626	1.07	1.87	76.62(f)
December 31, 2005	14.25	.26(k)	.72	.98	(.17)	—	—	(.17)	—	15.06	6.97	66,485	1.15	1.80(k)	144.67(f)
December 31, 2004	13.45	.20	1.00	1.20	(.40)	—	—	(.40)	—	14.25	9.11	47,886	1.18	1.51	156.86

See page 340 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
328	329

PUTNAM VARIABLETRUST
Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:
			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT Global Equity Fund (Class IA)
December 31, 2008	$14.61	.25	(6.75)	(6.50)	(.32)	—	—	(.32)	.01(m,n)	$7.80	(45.24)	$202,810.88		2.15	99.60
December 31, 2007	13.68	.18	1.08	1.26	(.33)	—	—	(.33)	—	14.61	9.37	472,265.89		1.23	86.29
December 31, 2006	11.14	.15	2.46	2.61	(.07)	—	—	(.07)	—	13.68	23.50	530,379.95		1.26	84.81
December 31, 2005	10.32	.11(k)	.82	.93	(.11)	—	—	(.11)	—	11.14	9.09(k)	535,688.92		1.08(k)	75.73
December 31, 2004	9.26	.10	1.17	1.27	(.21)	—	—	(.21)	—	10.32	13.94	608,379.94		1.10	77.03

Putnam VT Global Equity Fund (Class IB)
December 31, 2008	$14.48	.22	(6.69)	(6.47)	(.28)	—	—	(.28)	.01(m,n)	$7.74	(45.35)	$29,474	1.13	1.90	99.60
December 31, 2007	13.57	.14	1.07	1.21	(.30)	—	—	(.30)	—	14.48	9.02	70,903	1.14	.99	86.29
December 31, 2006	11.05	.12	2.44	2.56	(.04)	—	—	(.04)	—	13.57	23.22	77,688	1.20	1.01	84.81
December 31, 2005	10.24	.09(k)	.80	.89	(.08)	—	—	(.08)	—	11.05	8.78(k)	71,310	1.17	.82(k)	75.73
December 31, 2004	9.19	.08	1.16	1.24	(.19)	—	—	(.19)	—	10.24	13.68	75,503	1.19	.86	77.03

Putnam VT Global Health Care Fund (Class IA)
December 31, 2008	$13.49	.06	(2.33)	(2.27)	—	(.11)	—	(.11)	—	$11.11	(16.90)	$52,520.83		.49	19.11
December 31, 2007	13.69	.13(j)	(.18)	(.05)	(.15)	—	—	(.15)	—	13.49	(.36)	81,384.81		.95(j)	16.03
December 31, 2006	13.35	.04	.37	.41	(.07)	—	—	(.07)	—	13.69	3.06	117,118.85		.30	22.40
December 31, 2005	11.80	.05(k)	1.54	1.59	(.04)	—	—	(.04)	—	13.35	13.50	160,324.81		.43(k)	30.98
December 31, 2004	11.04	.04	.76	.80	(.04)	—	—	(.04)	—	11.80	7.30	171,982.85		.39	47.82

Putnam VT Global Health Care Fund (Class IB)
December 31, 2008	$13.40	.03	(2.30)	(2.27)	—	(.11)	—	(.11)	—	$11.02	(17.01)	$79,525	1.08	.24	19.11
December 31, 2007	13.60	.10(j)	(.19)	(.09)	(.11)	—	—	(.11)	—	13.40	(.67)	118,713	1.06	.69(j)	16.03
December 31, 2006	13.27	.01	.36	.37	(.04)	—	—	(.04)	—	13.60	2.79	153,542	1.10	.05	22.40
December 31, 2005	11.73	.02(k)	1.53	1.55	(.01)	—	—	(.01)	—	13.27	13.20	189,476	1.06	.17(k)	30.98
December 31, 2004	10.97	.01	.77	.78	(.02)	—	—	(.02)	—	11.73	7.12	162,097	1.10	.13	47.82

Putnam VT Global Utilities Fund (Class IA)
December 31, 2008	$21.03	.49	(6.77)	(6.28)	(.44)	—	—	(.44)	—	$14.31	(30.33)	$175,735.81		2.73	49.80
December 31, 2007	17.83	.38	3.19	3.57	(.37)	—	—	(.37)	—	21.03	20.25	320,375.80		1.94	39.76
December 31, 2006	14.47	.34	3.50	3.84	(.48)	—	—	(.48)	—	17.83	27.40	320,261.84		2.20	65.65
December 31, 2005	13.59	.36(k)	.82	1.18	(.30)	—	—	(.30)	—	14.47	8.87(k)	320,176.84		2.54(k)	37.69
December 31, 2004	11.43	.30	2.15	2.45	(.29)	—	—	(.29)	—	13.59	21.87	355,947.85		2.50	31.79

Putnam VT Global Utilities Fund (Class IB)
December 31, 2008	$20.93	.44	(6.74)	(6.30)	(.38)	—	—	(.38)	—	$14.25	(30.49)	$32,319	1.06	2.48	49.80
December 31, 2007	17.75	.33	3.17	3.50	(.32)	—	—	(.32)	—	20.93	19.94	60,942	1.05	1.69	39.76
December 31, 2006	14.41	.30	3.48	3.78	(.44)	—	—	(.44)	—	17.75	27.03	62,641	1.09	1.95	65.65
December 31, 2005	13.54	.32(k)	.82	1.14	(.27)	—	—	(.27)	—	14.41	8.58(k)	59,243	1.09	2.28(k)	37.69
December 31, 2004	11.39	.27	2.14	2.41	(.26)	—	—	(.26)	—	13.54	21.60	58,362	1.10	2.24	31.79

Putnam VT Growth and Income Fund (Class IA)
December 31, 2008	$23.28	.36	(8.17)(o)	(7.81)	(.52)	(3.41)	—	(3.93)	—	$11.54	(38.57)(o)	$1,117,897.60		2.19	40.26
December 31, 2007	29.54	.40	(1.80)	(1.40)	(.46)	(4.40)	—	(4.86)	—	23.28	(5.80)	2,427,397.55		1.52	50.44
December 31, 2006	26.51	.39	3.78	4.17	(.49)	(.65)	—	(1.14)	—	29.54	16.19	3,309,577.55		1.44	78.00
December 31, 2005	25.59	.41(k)	.97	1.38	(.46)	—	—	(.46)	—	26.51	5.50(k)	3,688,393.54		1.61(k)	56.46
December 31, 2004	23.39	.40	2.22	2.62	(.42)	—	—	(.42)	—	25.59	11.37	4,504,542.54		1.70	29.21

Putnam VT Growth and Income Fund (Class IB)
December 31, 2008	$23.12	.31	(8.11)(o)	(7.80)	(.44)	(3.41)	—	(3.85)	—	$11.47	(38.70)(o)	$272,193.85		1.94	40.26
December 31, 2007	29.36	.33	(1.79)	(1.46)	(.38)	(4.40)	—	(4.78)	—	23.12	(6.04)	592,681.80		1.27	50.44
December 31, 2006	26.35	.32	3.76	4.08	(.42)	(.65)	—	(1.07)	—	29.36	15.91	791,640.80		1.19	78.00
December 31, 2005	25.44	.35(k)	.95	1.30	(.39)	—	—	(.39)	—	26.35	5.23(k)	811,652.79		1.37(k)	56.46
December 31, 2004	23.26	.34	2.21	2.55	(.37)	—	—	(.37)	—	25.44	11.11	871,478.79		1.45	29.21

See page 340 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
330	331

PUTNAM VARIABLETRUST
Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:
			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a, i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT Growth Opportunities Fund (Class IA)
December 31, 2008	$5.58	.04	(2.14)(o)	(2.10)	—	—	—	—	—(e,n)	$3.48	(37.64)(o)	$8,712.81		.78	99.67
December 31, 2007	5.29	.01	.30	.31	(.02)	—	—	(.02)	—	5.58	5.82	17,346.81		.14	60.00
December 31, 2006	4.88	.01	.42	.43	(.02)	—	—	(.02)	—	5.29	8.75	21,650.83		.30	82.83
December 31, 2005	4.72	.02(k)	.18	.20	(.04)	—	—	(.04)	—	4.88	4.34	24,764.87		.36(k)	154.79
December 31, 2004	4.63	.03(j)	.07	.10	(.01)	—	—	(.01)	—	4.72	2.08	31,196.90		.76(j)	57.02

Putnam VT Growth Opportunities Fund (Class IB)
December 31, 2008	$5.53	.02	(2.11)(o)	(2.09)	—	—	—	—	—(e,n)	$3.44	(37.79)(o)	$12,602	1.06	.53	99.67
December 31, 2007	5.24	(.01)	.30	.29	—(e)	—	—	— (e)	—	5.53	5.60	25,482	1.06	(.11)	60.00
December 31, 2006	4.83	—(e)	.41	.41	—(e)	—	—	— (e)	—	5.24	8.55	29,273	1.08	.05	82.83
December 31, 2005	4.67	.01(k)	.18	.19	(.03)	—	—	(.03)	—	4.83	4.11	32,082	1.12	.11(k)	154.79
December 31, 2004	4.59	.02(j)	.06	.08	—	—	—	—	—	4.67	1.74	36,059	1.15	.55(j)	57.02

Putnam VT High Yield Fund (Class IA)
December 31, 2008	$7.45	.54	(2.33)	(1.79)	(.66)	—	—	(.66)	—	$5.00	(26.21)	$222,063.72		8.37	24.21
December 31, 2007	7.83	.58	(.33)	.25	(.63)	—	—	(.63)	—	7.45	3.17	360,197.73		7.67	43.25
December 31, 2006	7.68	.56	.20	.76	(.61)	—	—	(.61)	—	7.83	10.60	431,054.74		7.46	51.55
December 31, 2005	8.10	.56	(.31)	.25	(.67)	—	—	(.67)	—	7.68	3.47	460,707.76		7.27	43.21
December 31, 2004	7.97	.58	.24	.82	(.69)	—	—	(.69)	—	8.10	10.99	525,899.78		7.47	50.44

Putnam VT High Yield Fund (Class IB)
December 31, 2008	$7.39	.52	(2.31)	(1.79)	(.64)	—	—	(.64)	—	$4.96	(26.37)	$85,287.97		8.11	24.21
December 31, 2007	7.78	.56	(.34)	.22	(.61)	—	—	(.61)	—	7.39	2.79	152,715.98		7.42	43.25
December 31, 2006	7.62	.54	.21	.75	(.59)	—	—	(.59)	—	7.78	10.52	167,982.99		7.20	51.55
December 31, 2005	8.05	.53	(.31)	.22	(.65)	—	—	(.65)	—	7.62	3.10	170,165	1.01	7.02	43.21
December 31, 2004	7.94	.55	.23	.78	(.67)	—	—	(.67)	—	8.05	10.54	175,106	1.03	7.18	50.44

Putnam VT Income Fund (Class IA)
December 31, 2008	$12.68	.57	(3.39)	(2.82)	(.84)	—	—	(.84)	—(e,n)	$9.02	(23.78)	$221,192.58		4.97	208.37(f )
December 31, 2007	12.70	.65	.02	.67	(.69)	—	—	(.69)	—	12.68	5.45	379,470.57		5.25	228.92(f )
December 31, 2006	12.69	.54	.04	.58	(.57)	—	—	(.57)	—	12.70	4.83	437,298.57		4.39	201.13(f )
December 31, 2005	12.96	.52	(.20)	.32	(.45)	(.14)	—	(.59)	—	12.69	2.60	530,341.61		4.06	336.25(f )
December 31, 2004	12.91	.38	.22	.60	(.55)	—	—	(.55)	—	12.96	4.72	637,568.66		3.01	401.71

Putnam VT Income Fund (Class IB)
December 31, 2008	$12.59	.54	(3.36)	(2.82)	(.81)	—	—	(.81)	—(e,n)	$8.96	(23.93)	$162,338.83		4.75	208.37(f )
December 31, 2007	12.61	.62	.02	.64	(.66)	—	—	(.66)	—	12.59	5.22	285,881.82		5.00	228.92(f )
December 31, 2006	12.61	.50	.04	.54	(.54)	—	—	(.54)	—	12.61	4.52	300,246.82		4.09	201.13(f )
December 31, 2005	12.88	.48	(.20)	.28	(.41)	(.14)	—	(.55)	—	12.61	2.36	292,152.86		3.81	336.25(f )
December 31, 2004	12.84	.34	.22	.56	(.52)	—	—	(.52)	—	12.88	4.43	278,617.91		2.71	401.71

Putnam VT International Equity Fund (Class IA)
December 31, 2008	$19.11	.43	(7.74)	(7.31)	(.37)	(2.44)	(.04)	(2.85)	.01(m)	$8.96	(43.84)	$167,901.87		3.17	71.03
December 31, 2007	20.78	.31	1.33	1.64	(.66)	(2.65)	—	(3.31)	—	19.11	8.61	381,400.84		1.56	83.16
December 31, 2006	16.36	.38	4.19	4.57	(.15)	—	—	(.15)	—	20.78	28.04	410,278.93		2.08	90.26
December 31, 2005	14.80	.20(k)	1.61	1.81	(.25)	—	—	(.25)	—	16.36	12.46	377,816.93		1.37(k)	86.02
December 31, 2004	12.91	.16	1.95	2.11	(.22)	—	—	(.22)	—	14.80	16.58	427,548.94		1.21	62.84

Putnam VT International Equity Fund (Class IB)
December 31, 2008	$18.96	.39	(7.67)	(7.28)	(.32)	(2.44)	(.04)	(2.80)	.01(m)	$8.89	(43.95)	$403,653	1.12	2.91	71.03
December 31, 2007	20.64	.26	1.32	1.58	(.61)	(2.65)	—	(3.26)	—	18.96	8.37	825,503	1.09	1.31	83.16
December 31, 2006	16.26	.32	4.17	4.49	(.11)	—	—	(.11)	—	20.64	27.72	857,380	1.18	1.77	90.26
December 31, 2005	14.71	.16(k)	1.61	1.77	(.22)	—	—	(.22)	—	16.26	12.20	621,897	1.18	1.06(k)	86.02
December 31, 2004	12.85	.12	1.94	2.06	(.20)	—	—	(.20)	—	14.71	16.19	558,206	1.19	.95	62.84

See page 340 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
332	333

PUTNAM VARIABLETRUST
Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT International Growth and Income Fund (Class IA)
December 31, 2008	$16.60	.32	(6.74)	(6.42)	(.28)	(2.63)	(.07)	(2.98)	—	$7.20	(45.85)	$121,743.93		2.87	70.60
December 31, 2007	19.32	.31	.96	1.27	(.39)	(3.60)	—	(3.99)	—	16.60	7.29	294,274.92		1.74	90.31
December 31, 2006	15.35	.35	3.85	4.20	(.23)	—	—	(.23)	—	19.32	27.63	325,011.93		2.04	113.24
December 31, 2005	13.57	.23(k)	1.69	1.92	(.14)	—	—	(.14)	—	15.35	14.33	264,352	1.01	1.68(k)	74.48
December 31, 2004	11.35	.14	2.25	2.39	(.17)	—	—	(.17)	—	13.57	21.31	258,073	1.01	1.18	59.34

Putnam VT International Growth and Income Fund (Class IB)
December 31, 2008	$16.48	.29	(6.71)	(6.42)	(.23)	(2.63)	(.06)	(2.92)	—	$7.14	(46.02)	$55,208	1.18	2.62	70.60
December 31, 2007	19.21	.26	.96	1.22	(.35)	(3.60)	—	(3.95)	—	16.48	7.01	129,084	1.17	1.50	90.31
December 31, 2006	15.28	.30	3.83	4.13	(.20)	—	—	(.20)	—	19.21	27.22	135,458	1.18	1.75	113.24
December 31, 2005	13.51	.19(k)	1.70	1.89	(.12)	—	—	(.12)	—	15.28	14.10	102,596	1.26	1.40(k)	74.48
December 31, 2004	11.31	.11	2.24	2.35	(.15)	—	—	(.15)	—	13.51	20.98	87,743	1.26	.89	59.34

Putnam VT International New Opportunities Fund (Class IA)
December 31, 2008	$20.59	.37	(9.05)	(8.68)	(.31)	—	—	(.31)	.07(m,n)	$11.67	(42.36)	$48,582	1.10	2.25	134.88
December 31, 2007	18.34	.21	2.25	2.46	(.21)	—	—	(.21)	—	20.59	13.52	119,992	1.11	1.06	106.90
December 31, 2006	14.73	.15	3.71	3.86	(.25)	—	—	(.25)	—	18.34	26.42	118,241	1.15	.89	94.40
December 31, 2005	12.53	.17(k)	2.15	2.32	(.12)	—	—	(.12)	—	14.73	18.64(k)	101,535	1.21	1.27(k)	91.01
December 31, 2004	11.16	.11	1.40	1.51	(.14)	—	—	(.14)	—	12.53	13.63	89,615	1.25	.96	139.72

Putnam VT International New Opportunities Fund (Class IB)
December 31, 2008	$20.48	.33	(9.01)	(8.68)	(.25)	—	—	(.25)	.07(m,n)	$11.62	(42.48)	$71,579	1.35	2.00	134.88
December 31, 2007	18.25	.16	2.24	2.40	(.17)	—	—	(.17)	—	20.48	13.21	166,222	1.36	.82	106.90
December 31, 2006	14.66	.10	3.70	3.80	(.21)	—	—	(.21)	—	18.25	26.13	169,254	1.40	.62	94.40
December 31, 2005	12.47	.13(k)	2.15	2.28	(.09)	—	—	(.09)	—	14.66	18.36(k)	151,178	1.46	1.01(k)	91.01
December 31, 2004	11.11	.08	1.39	1.47	(.11)	—	—	(.11)	—	12.47	13.35	141,110	1.50	.70	139.72

Putnam VT Investors Fund (Class IA)
December 31, 2008	$11.60	.10	(4.66)	(4.56)	(.05)	—	—	(.05)	—	$6.99	(39.44)	$79,111.77		1.06	126.94
December 31, 2007	12.27	.05	(.65)	(.60)	(.07)	—	—	(.07)	—	11.60	(4.90)	181,848.75		.39	87.61
December 31, 2006	10.81	.06	1.47	1.53	(.07)	—	—	(.07)	—	12.27	14.24	258,811.77		.55	101.46
December 31, 2005	10.04	.07(k)	.82	.89	(.12)	—	—	(.12)	—	10.81	9.03	292,017.75		.66(k)	113.81
December 31, 2004	8.95	.11(j)	1.04	1.15	(.06)	—	—	(.06)	—	10.04	12.95	326,879.76		1.21(j)	84.91

Putnam VT Investors Fund (Class IB)
December 31, 2008	$11.54	.08	(4.64)	(4.56)	(.02)	—	—	(.02)	—	$6.96	(39.55)	$156,606	1.02	.87	126.94
December 31, 2007	12.21	.02	(.65)	(.63)	(.04)	—	—	(.04)	—	11.54	(5.17)	237,755	1.00	.15	87.61
December 31, 2006	10.76	.03	1.47	1.50	(.05)	—	—	(.05)	—	12.21	13.93	235,471	1.02	.30	101.46
December 31, 2005	9.99	.04(k)	.83	.87	(.10)	—	—	(.10)	—	10.76	8.81	221,847	1.00	.41(k)	113.81
December 31, 2004	8.91	.09(j)	1.03	1.12	(.04)	—	—	(.04)	—	9.99	12.64	226,738	1.01	.98(j)	84.91

Putnam VT Mid Cap Value Fund (Class IA)
December 31, 2008	$16.45	.09	(6.06)	(5.97)	(.15)	(2.78)	—	(2.93)	—(e,n)	$7.55	(42.77)	$21,125.90		.79	79.45
December 31, 2007	17.83	.09	.33	.42	(.30)	(1.50)	—	(1.80)	—	16.45	1.98	53,498.87		.48	67.43
December 31, 2006	16.23	.30(j)	2.13	2.43	(.07)	(.76)	—	(.83)	—	17.83	15.32	63,738.90		1.79(j)	72.94
December 31, 2005	14.73	.09(k)	1.74	1.83	(.06)	(.27)	—	(.33)	—	16.23	12.71	58,861.93		.60(k)	87.42
December 31, 2004	12.79	.09	1.92	2.01	—	(.07)	—	(.07)	—	14.73	15.75	35,819.97		.65	145.30

Putnam VT Mid Cap Value Fund (Class IB)
December 31, 2008	$16.35	.06	(6.01)	(5.95)	(.10)	(2.78)	—	(2.88)	—(e,n)	$7.52	(42.83)	$11,312	1.15	.55	79.45
December 31, 2007	17.74	.04	.33	.37	(.26)	(1.50)	—	(1.76)	—	16.35	1.69	26,543	1.12	.22	67.43
December 31, 2006	16.16	.27(j)	2.11	2.38	(.04)	(.76)	—	(.80)	—	17.74	15.06	31,386	1.15	1.61(j)	72.94
December 31, 2005	14.68	.05(k)	1.73	1.78	(.03)	(.27)	—	(.30)	—	16.16	12.44	25,306	1.18	.36(k)	87.42
December 31, 2004	12.78	.05	1.92	1.97	—	(.07)	—	(.07)	—	14.68	15.44	14,507	1.22	.40	145.30

See page 340 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
334	335

PUTNAM VARIABLETRUST
Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:
			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d, i)	net assets (%)(i)	(%)

Putnam VT Money Market Fund (Class IA)
December 31, 2008	$1.00	.0279	(.0003)	.0276	(.0279)	—	—	(.0279)	—	$1.00	2.83	$251,780.47		2.78	—
December 31, 2007	1.00	.0492	—(h)	.0492	(.0492)	—	—	(.0492)	—	1.00	5.05	219,558.46		4.92	—
December 31, 2006	1.00	.0455	—	.0455	(.0455)	—	—	(.0455)	—	1.00	4.66	205,133.52		4.56	—
December 31, 2005	1.00	.0275	—	.0275	(.0275)	—	—	(.0275)	—	1.00	2.79	211,665.53		2.71	—
December 31, 2004	1.00	.0091	—(h)	.0091	(.0091)	—	—	(.0091)	—	1.00	.91	264,971.53		.87	—

Putnam VT Money Market Fund (Class IB)
December 31, 2008	$1.00	.0254	(.0003)	.0251	(.0254)	—	—	(.0254)	—	$1.00	2.57	$220,510.72		2.54	—
December 31, 2007	1.00	.0467	—(h)	.0467	(.0467)	—	—	(.0467)	—	1.00	4.79	206,134.71		4.67	—
December 31, 2006	1.00	.0430	—	.0430	(.0430)	—	—	(.0430)	—	1.00	4.39	194,620.77		4.34	—
December 31, 2005	1.00	.0250	—	.0250	(.0250)	—	—	(.0250)	—	1.00	2.53	134,800.78		2.54	—
December 31, 2004	1.00	.0066	—(h)	.0066	(.0066)	—	—	(.0066)	—	1.00	.66	108,012.78		.66	—

Putnam VT New Opportunities Fund (Class IA)
December 31, 2008	$21.55	.08	(8.39)(l,o)	(8.31)	(.05)	—	—	(.05)	—	$13.19	(38.62)(o)	$442,197.76		.46	78.52
December 31, 2007	20.36	.05	1.17	1.22	(.03)	—	—	(.03)	—	21.55	6.02	926,866.72		.24	139.35
December 31, 2006	18.74	.03	1.62	1.65	(.03)	—	—	(.03)	—	20.36	8.82	1,145,101.71		.16	84.06
December 31, 2005	17.05	.03(k)	1.72	1.75	(.06)	—	—	(.06)	—	18.74	10.32(k)	1,352,498.66		.18(k)	56.12
December 31, 2004	15.43	.05(j)	1.57	1.62	—	—	—	—	—	17.05	10.50	1,621,906.69		.33(j)	115.82

Putnam VT New Opportunities Fund (Class IB)
December 31, 2008	$21.19	.04	(8.25)(l,o)	(8.21)	—	—	—	—	—	$12.98	(38.75)(o)	$59,123	1.01	.21	78.52
December 31, 2007	20.04	—(e)	1.15	1.15	—	—	—	—	—	21.19	5.74	123,258.97		(.01)	139.35
December 31, 2006	18.46	(.02)	1.60	1.58	—	—	—	—	—	20.04	8.56	145,998.96		(.09)	84.06
December 31, 2005	16.80	(.01)(k)	1.69	1.68	(.02)	—	—	(.02)	—	18.46	10.00(k)	159,861.91		(.07)(k)	56.12
December 31, 2004	15.23	.01(j)	1.56	1.57	—	—	—	—	—	16.80	10.31	171,305.94		.09(j)	115.82

Putnam VT New Value Fund (Class IA)
December 31, 2008	$15.75	.20	(6.19)	(5.99)	(.30)	(2.74)	—	(3.04)	—	$6.72	(44.60)	$108,840.81		1.97	79.96
December 31, 2007	18.47	.23	(.97)	(.74)	(.25)	(1.73)	—	(1.98)	—	15.75	(4.62)	280,034.75		1.34	53.68
December 31, 2006	17.25	.23	2.42	2.65	(.23)	(1.20)	—	(1.43)	—	18.47	16.29	383,098.77		1.35	54.28
December 31, 2005	16.43	.22(k)	.78	1.00	(.18)	—	—	(.18)	—	17.25	6.13(k)	417,948.76		1.32(k)	55.58
December 31, 2004	14.34	.18	2.06	2.24	(.15)	—	—	(.15)	—	16.43	15.77	443,680.79		1.19	51.50

Putnam VT New Value Fund (Class IB)
December 31, 2008	$15.62	.17	(6.13)	(5.96)	(.26)	(2.74)	—	(3.00)	—	$6.66	(44.76)	$120,119	1.06	1.73	79.96
December 31, 2007	18.34	.19	(.97)	(.78)	(.21)	(1.73)	—	(1.94)	—	15.62	(4.89)	259,693	1.00	1.10	53.68
December 31, 2006	17.14	.19	2.40	2.59	(.19)	(1.20)	—	(1.39)	—	18.34	16.01	296,309	1.02	1.11	54.28
December 31, 2005	16.33	.18(k)	.77	.95	(.14)	—	—	(.14)	—	17.14	5.89(k)	249,039	1.01	1.09(k)	55.58
December 31, 2004	14.27	.14	2.05	2.19	(.13)	—	—	(.13)	—	16.33	15.43	197,944	1.04	.95	51.50

Putnam VT OTC & Emerging Growth Fund (Class IA)
December 31, 2008	$8.33	—(e)	(3.79)	(3.79)	—	—	—	—	—	$4.54	(45.50)	$16,921.90		(.04)	227.45
December 31, 2007	7.38	(.01)	.96	.95	—	—	—	—	—	8.33	12.87	42,939.90		(.08)	145.74
December 31, 2006	6.55	(.01)	.84	.83	—	—	—	—	—	7.38	12.67	43,833.92		(.07)	100.73
December 31, 2005	6.05	(.02)(k)	.52	.50	—	—	—	—	—	6.55	8.26	50,877.91		(.29)(k)	147.92
December 31, 2004	5.56	(.03)	.52	.49	—	—	—	—	—	6.05	8.81	62,566.95		(.57)	123.52

Putnam VT OTC & Emerging Growth Fund (Class IB)
December 31, 2008	$8.17	(.02)	(3.71)	(3.73)	—	—	—	—	—	$4.44	(45.66)	$14,828	1.15	(.28)	227.45
December 31, 2007	7.25	(.03)	.95	.92	—	—	—	—	—	8.17	12.69	33,403	1.15	(.32)	145.74
December 31, 2006	6.45	(.02)	.82	.80	—	—	—	—	—	7.25	12.40	35,232	1.17	(.32)	100.73
December 31, 2005	5.98	(.03)(k)	.50	.47	—	—	—	—	—	6.45	7.86	36,939	1.16	(.54)(k)	147.92
December 31, 2004	5.51	(.04)	.51	.47	—	—	—	—	—	5.98	8.53	41,044	1.20	(.81)	123.52

See page 340 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
336	337

PUTNAM VARIABLETRUST
Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:
			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT Research Fund (Class IA)
December 31, 2008	$13.21	.12	(5.15)	(5.03)	(.15)	—	—	(.15)	—	$8.03	(38.42)	$24,422.80		1.08	131.45
December 31, 2007	13.19	.13	(.02)	.11	(.09)	—	—	(.09)	—	13.21	.83	54,436.79		.93	79.54
December 31, 2006	11.91	.08	1.30	1.38	(.10)	—	—	(.10)	—	13.19	11.63	72,929.81		.62	88.33
December 31, 2005	11.44	.08(k)	.51	.59	(.12)	—	—	(.12)	—	11.91	5.26(k)	87,728.79		.71(k)	94.51
December 31, 2004	10.63	.11(j)	.72	.83	(.02)	—	—	(.02)	—	11.44	7.79	110,116.80		1.05(j)	106.08

Putnam VT Research Fund (Class IB)
December 31, 2008	$13.14	.09	(5.12)	(5.03)	(.11)	—	—	(.11)	—	$8.00	(38.54)	$39,469	1.05	.83	131.45
December 31, 2007	13.12	.09	(.02)	.07	(.05)	—	—	(.05)	—	13.14	.56	83,046	1.04	.68	79.54
December 31, 2006	11.84	.05	1.30	1.35	(.07)	—	—	(.07)	—	13.12	11.41	104,891	1.06	.37	88.33
December 31, 2005	11.38	.05(k)	.50	.55	(.09)	—	—	(.09)	—	11.84	4.92(k)	114,612	1.04	.47(k)	94.51
December 31, 2004	10.58	.09(j)	.71	.80	—	—	—	—	—	11.38	7.56	126,286	1.05	.82(j)	106.08

Putnam VT Small Cap Value Fund (Class IA)
December 31, 2008	$18.96	.21	(6.31)	(6.10)	(.34)	(3.90)	—	(4.24)	—	$8.62	(39.26)	$61,459.92		1.63	57.69
December 31, 2007	24.49	.25	(2.85)	(2.60)	(.19)	(2.74)	—	(2.93)	—	18.96	(12.44)	149,405.87		1.11	58.64
December 31, 2006	23.11	.19	3.74	3.93	(.13)	(2.42)	—	(2.55)	—	24.49	17.57	251,511.85		.82	61.25
December 31, 2005	22.95	.14(k)	1.41	1.55	(.09)	(1.30)	—	(1.39)	—	23.11	7.30	291,615.84		.62(k)	42.50
December 31, 2004	18.23	.09	4.73	4.82	(.10)	—	—	(.10)	—	22.95	26.54	348,938.87		.48	39.27

Putnam VT Small Cap Value Fund (Class IB)
December 31, 2008	$18.76	.18	(6.24)	(6.06)	(.27)	(3.90)	—	(4.17)	—	$8.53	(39.39)	$165,393	1.17	1.40	57.69
December 31, 2007	24.27	.18	(2.81)	(2.63)	(.14)	(2.74)	—	(2.88)	—	18.76	(12.67)	326,425	1.12	.78	58.64
December 31, 2006	22.93	.14	3.70	3.84	(.08)	(2.42)	—	(2.50)	—	24.27	17.29	726,489	1.10	.59	61.25
December 31, 2005	22.79	.09(k)	1.39	1.48	(.04)	(1.30)	—	(1.34)	—	22.93	7.03	552,682	1.09	.40(k)	42.50
December 31, 2004	18.12	.05	4.69	4.74	(.07)	—	—	(.07)	—	22.79	26.22	475,639	1.12	.23	39.27

Putnam VT Vista Fund (Class IA)
December 31, 2008	$15.57	.01	(7.09)	(7.08)	—	—	—	—	.01(n)	$8.50	(45.41)	$57,608.80		.07	146.84
December 31, 2007	14.96	.01	.60	.61	—	—	—	—	—	15.57	4.08	140,020.76		.03	168.62
December 31, 2006	14.15	—(e)	.81	.81	—	—	—	—	—	14.96	5.72	184,895.80		.01	98.25
December 31, 2005	12.58	—(e,k)	1.57	1.57	—	—	—	—	—	14.15	12.48	234,261.74		(.01)(k)	71.15
December 31, 2004	10.58	(.03)	2.03	2.00	—	—	—	—	—	12.58	18.90	260,964.79		(.31)	93.49

Putnam VT Vista Fund (Class IB)
December 31, 2008	$15.26	(.02)	(6.94)	(6.96)	—	—	—	—	.01(n)	$8.31	(45.54)	$80,311	1.05	(.18)	146.84
December 31, 2007	14.70	(.03)	.59	.56	—	—	—	—	—	15.26	3.81	192,714	1.01	(.22)	168.62
December 31, 2006	13.94	(.03)	.79	.76	—	—	—	—	—	14.70	5.45	235,531	1.05	(.23)	98.25
December 31, 2005	12.43	(.03)(k)	1.54	1.51	—	—	—	—	—	13.94	12.15	258,209.99		(.25)(k)	71.15
December 31, 2004	10.48	(.06)	2.01	1.95	—	—	—	—	—	12.43	18.61	258,884	1.04	(.56)	93.49

Putnam VT Voyager Fund (Class IA)
December 31, 2008	$31.99	.21	(11.98)(l,o)	(11.77)	(.08)	—	—	(.08)	—(e,n)	$20.14	(36.87)(o)	$566,749.72		.80	118.99
December 31, 2007	30.25	.07	1.68	1.75	(.01)	—	—	(.01)	—	31.99	5.79	1,148,269.67		.21	52.39
December 31, 2006	28.72	.02	1.62	1.64	(.11)	—	—	(.11)	—	30.25	5.71	1,438,858.66		.08	62.27
December 31, 2005	27.37	.09(k)	1.51	1.60	(.25)	—	—	(.25)	—	28.72	5.94(k)	1,801,387.63		.35(k)	119.09
December 31, 2004	26.10	.21(j)	1.18	1.39	(.12)	—	—	(.12)	—	27.37	5.34	2,357,097.64		.81(j)	48.94

Putnam VT Voyager Fund (Class IB)
December 31, 2008	$31.73	.14	(11.89)(l,o)	(11.75)	—	—	—	—	—(e,n)	$19.98	(37.03)(o)	$167,492.97		.54	118.99
December 31, 2007	30.07	(.01)	1.67	1.66	—	—	—	—	—	31.73	5.52	345,347.92		(.04)	52.39
December 31, 2006	28.55	(.05)	1.60	1.55	(.03)	—	—	(.03)	—	30.07	5.43	421,488.91		(.17)	62.27
December 31, 2005	27.20	.02(k)	1.51	1.53	(.18)	—	—	(.18)	—	28.55	5.69(k)	485,323.88		.08(k)	119.09
December 31, 2004	25.96	.15(j)	1.15	1.30	(.06)	—	—	(.06)	—	27.20	5.03	518,951.89		.60(j)	48.94

See page 340 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
338	339

PUTNAM VARIABLETRUST

Notes to Financial Highlights
December 31, 2008

(a) For all funds other than Putnam VT Money Market Fund, per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage/service arrangements (Note 2).

(e) Amount represents less than $0.01 per share.

(f ) Portfolio turnover excludes dollar roll transactions.

(g) Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.01 per share (Note 2).

(h) Amount represents less than $0.0001 per share.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following funds’ class IA and class IB shares reflect a reduction of the following amounts based on each fund’s average net assets (Notes 2 and 5):

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Putnam VT American Government Income Fund	0.21%	0.21%	0.22%	0.17%	0.13%
Putnam VT Capital Appreciation Fund	0.72%	0.19%	0.21%	0.12%	0.13%
Putnam VT Capital Opportunities Fund	0.17%	0.07%	0.11%	0.24%	0.44%
Putnam VT Discovery Growth Fund	0.84%	0.32%	0.43%	0.29%	0.14%
Putnam VT Diversified Income Fund	0.13%	0.08%	0.09%	0.03%	0.03%
Putnam VT Equity Income Fund	<0.01%	<0.01%	0.01%	0.01%	0.03%
Putnam VT The George Putnam Fund of Boston	0.04%	0.02%	<0.01%	0.01%	0.01%
Putnam VT Global Asset Allocation Fund	0.15%	0.08%	0.10%	0.01%	0.01%
Putnam VT Global Equity Fund	0.05%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Global Health Care Fund	0.03%	0.02%	<0.01%	<0.01%	<0.01%
Putnam VT Global Utilities Fund	0.01%	0.01%	0.03%	<0.01%	<0.01%
Putnam VT Growth and Income Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Growth Opportunities Fund	0.39%	0.25%	0.24%	0.13%	0.05%
Putnam VT High Yield Fund	0.10%	0.06%	0.07%	0.02%	<0.01%
Putnam VT Income Fund	0.17%	0.14%	0.16%	0.10%	0.04%
Putnam VT International Equity Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT International Growth and Income Fund	<0.01%	0.03%	0.10%	<0.01%	<0.01%
Putnam VT International New Opportunities Fund	0.08%	0.06%	0.09%	0.04%	0.01%
Putnam VT Investors Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Mid Cap Value Fund	0.09%	<0.01%	0.01%	0.02%	0.07%
Putnam VT Money Market Fund	0.08%	0.09%	0.05%	0.03%	0.02%
Putnam VT New Opportunities Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT New Value Fund	0.02%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT OTC & Emerging Growth Fund	0.28%	0.02%	0.03%	<0.01%	0.01%
Putnam VT Research Fund	0.07%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Small Cap Value Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Vista Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Voyager Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%

(j) Net investment income (loss) per share and ratio of net investment income (loss) for the following funds’ class IA and class IB shares reflect a special dividend received by the funds, which amounted to the following amounts:

	Per share			Percentage of average net assets
	12/31/07	12/31/06	12/31/04	12/31/07	12/31/06	12/31/04

Putnam VT Capital Appreciation Fund	—	—	$0.02	—	—	0.31%
Putnam VT Discovery Growth Fund	—	—	$0.01	—	—	0.14%
Putnam VT Growth Opportunities Fund	—	—	$0.03	—	—	0.58%
Putnam VT Global Health Care Fund	$0.08	—	—	0.60%	—	—
Putnam VT Investors Fund	—	—	$0.05	—	—	0.54%
Putnam VT Mid Cap Value Fund	—	$0.19	—	—	1.12%	—
Putnam VT New Opportunities Fund	—	—	$0.06	—	—	0.37%
Putnam VT Research Fund	—	—	$0.04	—	—	0.34%
Putnam VT Voyager Fund	—	—	$0.12	—	—	0.45%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
340

PUTNAM VARIABLETRUST

Notes to Financial Highlights (Continued)
December 31, 2008

(k) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts for each fund based on that fund’s weighted average number of shares outstanding and average net assets, respectively, for the year ended December 31, 2005.

	Per share	Percentage of average net assets
Putnam VT Capital Appreciation Fund	<$0.01	0.02%
Putnam VT Capital Opportunities Fund	<$0.01	0.01%
Putnam VT Discovery Growth Fund	<$0.01	0.03%
Putnam VT Equity Income Fund	<$0.01	<0.01%
Putnam VT The George Putnam Fund of Boston	<$0.01	0.01%
Putnam VT Global Asset Allocation Fund	<$0.01	0.02%
Putnam VT Global Equity Fund	$0.01	0.08%
Putnam VT Global Health Care Fund	<$0.01	0.02%
Putnam VT Global Utilities Fund	$0.01	0.05%
Putnam VT Growth and Income Fund	$0.01	0.03%
Putnam VT Growth Opportunities Fund	<$0.01	0.03%
Putnam VT International Equity Fund	<$0.01	<0.01%
Putnam VT International Growth and Income Fund	<$0.01	0.01%
Putnam VT International New Opportunities Fund	$0.01	0.04%
Putnam VT Investors Fund	<$0.01	0.03%
Putnam VT Mid Cap Value Fund	<$0.01	<0.01%
Putnam VT New Opportunities Fund	$0.01	0.04%
Putnam VT New Value Fund	$0.01	0.04%
Putnam VT OTC & Emerging Growth Fund	<$0.01	0.04%
Putnam VT Research Fund	$0.01	0.08%
Putnam VT Small Cap Value Fund	<$0.01	0.01%
Putnam VT Vista Fund	<$0.01	0.03%
Putnam VT Voyager Fund	$0.02	0.08%

(l) Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Knight Securities, L.P. which amounted to the following amounts for the following funds based on each fund’s weighted average number of shares outstanding for the year ended December 31, 2008:

Per share

Putnam VT New Opportunities Fund	$0.02
Putnam VT Voyager Fund	$0.02

(m) Reflects a non-recurring reimbursement pursuant to a settlement between The Hartford Financial Services Group and the Attorney Generals of New York State,
Illinois and Connecticut which amounted to the following amounts for the following funds based on each fund’s weighted average number of shares outstanding for the year ended December 31, 2008:

Per share

Putnam VT Global Equity Fund	<$0.01
Putnam VT International Equity Fund	$0.01
Putnam VT International New Opportunities Fund	$0.06

(n) Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to the following amounts for each fund based on that fund’s weighted average number of shares outstanding for the year ended December 31, 2008 (Note 8):

Per share

Putnam VT American Government Income Fund	<$0.01
Putnam VT Capital Opportunities Fund	<$0.01
Putnam VT Diversified Income Fund	<$0.01
Putnam VT Global Equity Fund	<$0.01
Putnam VT Growth Opportunities Fund	<$0.01
Putnam VT Income Fund	<$0.01
Putnam VT International New Opportunities Fund	$0.01
Putnam VT Mid Cap Value Fund	<$0.01
Putnam VT Vista Fund	$0.01
Putnam VT Voyager Fund	<$0.01

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
341

PUTNAM VARIABLETRUST

Notes to Financial Highlights (Continued)
December 31, 2008

(o) Reflects a non-recurring litigation payment from Enron Corporation which amounted to the following amounts per share outstanding as of December 29, 2008.

Per share

Putnam VT Growth and Income Fund	$0.06
Putnam VT Growth Opportunities Fund	$0.05
Putnam VT New Opportunities Fund	$0.10
Putnam VT Voyager Fund	$0.13

Without this payment, total returns for each class, for the year ended December 31, 2008 would have been as follows:

	Class 1A	Class 1B

Putnam VT Growth and Income Fund	–38.89%	–39.02%
Putnam VT Growth Opportunities Fund	–38.35%	–38.70%
Putnam VT New Opportunities Fund	–39.13%	–39.26%
Putnam VT Voyager Fund	–37.28%	–37.44%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
342

PUTNAM VARIABLETRUST

Notes to Financial Statements
December 31, 2008

NOTE 1

SIGNIFICANT ACCOUNTING POLICIES

Putnam Variable Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Global Health Care Fund* and Putnam VT Global Utilities Fund†, which are non-diversified) which consists of a series of investment portfolios (the “fund” or the “funds”), each of which are represented by a separate series of class IA shares and class IB shares of beneficial interest. The Trust currently offers the following twenty-eight funds:

Putnam VT American Government Income Fund

Putnam VT Capital Appreciation Fund

Putnam VT Capital Opportunities Fund

Putnam VT Discovery Growth Fund

Putnam VT Diversified Income Fund

Putnam VT Equity Income Fund

Putnam VT The George Putnam Fund of Boston

Putnam VT Global Asset Allocation Fund

Putnam VT Global Equity Fund

Putnam VT Global Health Care Fund*

Putnam VT Global Utilities Fund†

Putnam VT Growth and Income Fund

Putnam VT Growth Opportunities Fund

Putnam VT High Yield Fund

Putnam VT Income Fund

Putnam VT International Equity Fund

Putnam VT International Growth and Income Fund

Putnam VT International New Opportunities Fund

Putnam VT Investors Fund

Putnam VT Mid Cap Value Fund

Putnam VT Money Market Fund

Putnam VT New Opportunities Fund

Putnam VT New Value Fund

Putnam VT OTC & Emerging Growth Fund

Putnam VT Research Fund

Putnam VT Small Cap Value Fund

Putnam VT Vista Fund

Putnam VT Voyager Fund

Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT High Yield Fund and Putnam VT Income Fund fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund each concentrate their investments in one sector, which involves more risk than a fund that invests more broadly. Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT High Yield Fund and Putnam VT Income Fund invest in higher yielding, lower rated bonds that have a higher rate of default.

Each fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would

* Prior to January 2, 2009 this fund was known as Putnam VT Health Sciences Fund.

†Prior to January 2, 2009 this fund was known as Putnam VT Utilities Growth and Income Fund.

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receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against any of the funds. However, each fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported —as in the case of some securities traded over-the-counter —a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At December 31, 2008, fair value pricing was used for certain foreign securities in the following portfolios: Putnam VT Capital Appreciation Fund, Putnam VT Equity Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, Putnam VT High Yield Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT New Opportunities Fund, and Putnam VT Voyager Fund. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

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See sections G, H, I, J, K, L, and M with respect to the valuation of forward currency contracts, futures and options contracts, total return swap contracts, interest rate swap contracts, credit default contracts and TBA purchase and sale commitments, respectively.

The valuation of Putnam VT Money Market Fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), each fund may transfer uninvested cash balances, which includes for every fund other than Putnam VT Money Market Fund, cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements for each fund other than Putnam VT Money Market Fund, and up to 90 days for other cash investments for each fund.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

For all funds other than Putnam VT Money Market Fund, all premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity. For Putnam VT Money Market Fund, premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT High Yield Fund, and Putnam VT Income Fund earned certain fees in connection with their senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities Certain funds of the Trust invested in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated

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prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of each fund of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. Each fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Forward currency contracts Each fund, except for Putnam VT Money Market Fund, may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

H) Futures and options contracts During the year ended December 31, 2008, certain funds of the Trust used futures contracts and/or options contracts to hedge against changes in the values of securities that each fund owns, owned or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities that they own or in which they may invest to increase their current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is

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closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

I) Total return swap contracts During the year ended December 31, 2008, certain funds of the Trust entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

J) Interest rate swap contracts During the year ended December 31, 2008, certain funds of the Trust entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

K) Credit default contracts During the year ended December 31, 2008, certain funds of the Trust entered into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event

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on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counter-party risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

L) TBA purchase commitments Each fund, except for Putnam VT Money Market Fund, may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments Each fund, except for Putnam VT Money Market Fund, may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If

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the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

N) Dollar rolls To enhance returns, certain funds of the Trust entered into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Security lending During the year ended December 31, 2008, certain funds of the Trust lent securities, through their agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to that fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At December 31, 2008, no fund had securities out on loan.

P) Federal taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2008, the following funds had capital loss carryovers in the following amounts, which will expire on the following dates:

Fund Name	Loss Carryover	Expiration Date

Putnam VT American
Government Income Fund	$3,460,039	December 31, 2013
	2,630,189	December 31, 2014
	75,293	December 31, 2015
	1,479,723	December 31, 2016
Putnam VT Capital
Appreciation Fund	7,642,432	December 31, 2016
Putnam VT Capital
Opportunities Fund	6,000,996	December 31, 2016
Putnam VT Discovery
Growth Fund	1,414,670	December 31, 2009
	707,335	December 31, 2010
	6,786,544	December 31, 2016

Putnam VT Diversified
Income Fund	35,797,191	December 31, 2009
	39,497,485	December 31, 2010
	888,100	December 31, 2013
	10,290,691	December 31, 2015
	38,764,814	December 31, 2016
Putnam VT Equity
Income Fund	23,126,384	December 31, 2016
Putnam VT The George
Putnam Fund of Boston	107,586,636	December 31, 2016
Putnam VT Global Asset
Allocation Fund	2,641,315	December 31, 2010
	6,208,497	December 31, 2011
	16,462,857	December 31, 2016
Putnam VT Global
Equity Fund	442,594,707	December 31, 2009
	194,434,404	December 31, 2010
	1,885,492	December 31, 2011
	92,164,880	December 31, 2016

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Fund Name	Loss Carryover	Expiration Date

Putnam VT Growth and
Income Fund	$482,998,439	December 31, 2016
Putnam VT Growth
Opportunities Fund	61,039,370	December 31, 2009
	26,053,370	December 31, 2010
	4,350,359	December 31, 2011
	2,996,751	December 31, 2012
	1,103,068	December 31, 2016
Putnam VT High Yield Fund	88,127,331	December 31, 2009
	116,537,335	December 31, 2010
	16,826,743	December 31, 2011
	11,865,538	December 31, 2012
	6,791,658	December 31, 2013
	728,766	December 31, 2014
	28,491,807	December 31, 2016
Putnam VT Income Fund	3,719,524	December 31, 2013
	80,752,511	December 31, 2016
Putnam VT International
Equity Fund	4,461,856	December 31, 2009
	2,230,928	December 31, 2010
	2,230,928	December 31, 2011
	172,320,374	December 31, 2016
Putnam VT International
Growth and Income Fund	76,330,210	December 31, 2016

Putnam VT International
New Opportunities Fund	37,050,831	December 31, 2009
	37,566,266	December 31, 2010
	49,558,145	December 31, 2016
Putnam VT Investors Fund	187,204,566	December 31, 2009
	109,246,178	December 31, 2010
	88,435,806	December 31, 2016
Putnam VT Mid Cap
Value Fund	11,950,456	December 31, 2016
Putnam VT Money
Market Fund	17,583	December 31, 2015
	121,001	December 31, 2016
Putnam VT New
Opportunities Fund	184,975,957	December 31, 2009
	625,131,957	December 31, 2010
	74,066,552	December 31, 2011
	149,635,483	December 31, 2016
Putnam VT New Value Fund	174,406,334	December 31, 2016

Fund Name	Loss Carryover	Expiration Date

Putnam VT OTC &
Emerging Growth Fund	$207,253,292	December 31, 2009
	46,156,491	December 31, 2010
	17,644,370	December 31, 2016
Putnam VT Research Fund	37,785,988	December 31, 2010
	2,726,974	December 31, 2011
	29,572,228	December 31, 2016
Putnam VT Small Cap
Value Fund	25,466,386	December 31, 2016
Putnam VT Vista Fund	109,654,899	December 31, 2009
	161,305,547	December 31, 2010
	23,278,091	December 31, 2011
	82,158,061	December 31, 2016
Putnam VT Voyager Fund	1,037,966,125	December 31, 2010
	236,200,756	December 31, 2011
	154,444,110	December 31, 2016

These capital loss carryovers, available to the extent allowed by the Code, may be used to offset future net capital gains, if any.

Q) Distributions to shareholders For Putnam VT Money Market Fund, income dividends are recorded daily by the fund and are paid monthly to shareholders. Distributions of capital gains, if any, are paid at least annually. For all other funds in the Trust, distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. For all funds of the Trust, the amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent differences for each fund:

Fund Name	Differences during the period

Putnam VT American Government Income Fund:	losses on wash sale transactions, unrealized and realized gains and losses on certain futures contracts, receivable purchase agreement gain, straddle loss deferrals, income on swap contracts, interest only securities
Putnam VT Capital Appreciation Fund:	losses on wash sale transactions, nontaxable dividends, redesignation of taxable income, nondeductible merger expenses
Putnam VT Capital Opportunities Fund:	losses on wash sale transactions, nontaxable dividends, redesignation of taxable income
Putnam VT Discovery Growth Fund:	losses on wash sale transactions, redesignation of taxable income, nondeductible merger expenses
Putnam VT Diversified Income Fund:	foreign currency gains and losses, the expiration of a capital loss carryover, unrealized and realized gains and losses on certain futures contracts, income on swap contracts, interest only securities
Putnam VT Equity Income Fund:	losses on wash sale transactions, redesignation of taxable income
Putnam VT The George Putnam Fund of Boston:	losses on wash sale transactions, unrealized gains and losses on certain future contracts, income on swap contracts, interest only securities, redesignation of taxable income
Putnam VT Global Asset Allocation Fund:	losses on wash sale transactions, foreign currency gains and losses, unrealized and realized gains and losses on certain futures contracts, income on swap contracts, interest only securities
Putnam VT Global Equity Fund:	losses on wash sale transactions, foreign currency gains and losses, taxable dividend adjustments, restitution payment
Putnam VT Global Health Care Fund:	losses on wash sale transactions, foreign currency gains and losses, net operating loss
Putnam VT Global Utilities Fund:	losses on wash sale transactions, nontaxable dividends, tax equalization, taxable dividend adjustments
Putnam VT Growth and Income Fund:	losses on wash sale transactions, redesignation of taxable income, taxable dividend adjustments
Putnam VT Growth Opportunities Fund:	losses on wash sale transactions

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Fund Name	Differences during the period

Putnam VT High Yield Fund:	losses on wash sale transactions, foreign currency gains and losses, the expiration of a capital loss carryover, income on swap contracts, receivable purchase agreement gain
Putnam VT Income Fund:	unrealized gains and losses on certain futures contracts, income on swap contracts, interest only securities
Putnam VT International Equity Fund:	losses on wash sale transactions, foreign currency gains and losses, net operating loss, receivable purchase agreement gain, taxable dividend adjustments, restitution payment
Putnam VT International Growth and Income Fund:	losses on wash sale transactions, foreign currency gains and losses, realized and unrealized gains and losses on passive foreign investment companies, receivable purchase agreement gain
Putnam VT International New Opportunities Fund:	losses on wash sale transactions, foreign currency gains and losses, restitution payment, receivable purchase agreement gain
Putnam VT Investors Fund:	losses on wash sale transactions
Putnam VT Mid Cap Value Fund:	losses on wash sale transactions, nontaxable dividends, redesignation of taxable income
Putnam VT Money Market Fund:	—
Putnam VT New Opportunities Fund:	losses on wash sale transactions, nontaxable dividends, unrealized gains and losses on certain futures contracts, security lending buy in
Putnam VT New Value Fund:	losses on wash sale transactions, redesignation of taxable income
Putnam VT OTC & Emerging Growth Fund:	losses on wash sale transactions, the expiration of a capital loss carryover, nontaxable dividends, unrealized gains and losses on certain futures contracts, nondeductible merger expenses
Putnam VT Research Fund:	losses on wash sale transactions
Putnam VT Small Cap Value Fund:	losses on wash sale transactions, nontaxable dividends, redesignation of taxable income
Putnam VT Vista Fund:	losses on wash sale transactions, unrealized gains and losses on certain futures contracts, restitution payment
Putnam VT Voyager Fund:	losses on wash sale transactions, unrealized gains and losses on certain futures contracts

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 2008, the funds reclassified the following amounts:

		Accumulated
	Undistributed	Net Realized
	Net	Gain/(Loss) On
	Investment	Investment	Paid-in-
Fund Name	Income/(Loss)	Transactions	Capital

Putnam VT American Government Income Fund	$(1,080,092)	$1,164,057	$(83,965)
Putnam VT Capital Appreciation Fund	23,293	44,695	(67,988)
Putnam VT Capital Opportunities Fund	(35,508)	36,133	(625)
Putnam VT Discovery Growth Fund	61,139	6,860	(67,999)
Putnam VT Diversified Income Fund	19,719,481	(1,819,619)	(17,899,862)
Putnam VT Equity Income Fund	(2,069)	2,069	—
Putnam VT The George Putnam Fund of Boston	(1,946,150)	1,946,157	(7)
Putnam VT Global Asset Allocation Fund	7,975,538	(7,978,105)	2,567
Putnam VT Global Equity Fund	(7,098,280)	7,272,855	(174,575)
Putnam VT Global Health Care Fund	1,029,528	(602,993)	(426,535)
Putnam VT Global Utilities Fund	72,219	(723,410)	651,191
Putnam VT Growth and Income Fund	863,803	(863,783)	(20)
Putnam VT Growth Opportunities Fund	3,027	(81)	(2,946)
Putnam VT High Yield Fund	3,172,008	66,700,325	(69,872,333)
Putnam VT Income Fund	2,824,362	(2,768,784)	(55,578)
Putnam VT International Equity Fund	(26,223,159)	28,803,097	(2,579,938)
Putnam VT International Growth and Income Fund	(7,427,204)	7,305,775	121,429
Putnam VT International New Opportunities Fund	(2,168,880)	3,204,363	(1,035,483)
Putnam VT Investors Fund	(4,345)	4,345	—
Putnam VT Mid Cap Value Fund	(37,893)	39,102	(1,209)
Putnam VT Money Market Fund	2,994	—	(2,994)
Putnam VT New Opportunities Fund	(410,627)	410,627	—
Putnam VT New Value Fund	(58,285)	58,283	2
Putnam VT OTC & Emerging Growth Fund	79,951	92,105,028	(92,184,979)
Putnam VT Research Fund	(689)	689	—
Putnam VT Small Cap Value Fund	(515,769)	379,081	136,688
Putnam VT Vista Fund	253,978	50,555	(304,533)
Putnam VT Voyager Fund	77,754	(38,783)	(38,971)

351

The tax basis components of distributable earnings and the federal tax cost as of December 31, 2008 were as follows:

			Net				Cost for
			Unrealized	Undistributed		Undistributed	Federal
	Unrealized	Unrealized	Appreciation/	Ordinary	Capital Loss	Long-Term	Income tax
Fund Name	Appreciation	Depreciation	(Depreciation)	Income	Carryforward	Gain	Purposes

Putnam VT American Government
Income Fund	$15,149,998	$(7,993,617)	$7,156,381	$6,422,330	$(7,645,244)	$—	$200,025,730
Putnam VT Capital
Appreciation Fund	557,904	(5,229,960)	(4,672,056)	258,231	(7,642,432)	—	23,318,196
Putnam VT Capital
Opportunities Fund	884,628	(7,493,179)	(6,608,551)	152,267	(6,000,996)	—	26,452,438
Putnam VT Discovery Growth Fund	962,931	(2,745,750)	(1,782,819)	11,824	(8,908,549)	—	17,427,648
Putnam VT Diversified Income Fund	15,647,070	(95,773,130)	(80,126,060)	25,635,766	(125,238,281)	—	499,851,241
Putnam VT Equity Income Fund	6,552,866	(30,219,817)	(23,666,951)	4,230,809	(23,126,384)	—	168,359,574
Putnam VT The George Putnam
Fund of Boston	17,564,587	(52,364,940)	(34,800,353)	9,753,031	(107,586,636)	—	514,514,383
Putnam VT Global Asset
Allocation Fund	14,228,739	(64,405,548)	(50,176,809)	12,513,726	(25,312,669)	—	342,404,652
Putnam VT Global Equity Fund	3,745,761	(90,732,500)	(86,986,739)	264,970	(731,079,483)	—	317,637,619
Putnam VT Global Health Care Fund	18,240,757	(29,148,173)	(10,907,416)	—	—	14,975,835	144,603,850
Putnam VT Global Utilities Fund	43,381,821	(15,886,562)	27,495,259	7,732,333	—	12,040,918	177,840,938
Putnam VT Growth and Income Fund	112,499,648	(454,643,491)	(342,143,843)	39,953,088	(482,998,439)	—	1,730,957,905
Putnam VT Growth
Opportunities Fund	499,994	(6,646,553)	(6,146,559)	207,518	(95,542,918)	—	27,187,807
Putnam VT High Yield Fund	436,400	(146,195,731)	(145,759,331)	36,410,581	(269,369,178)	—	442,029,524
Putnam VT Income Fund	47,482,046	(103,273,141)	(55,791,095)	24,808,533	(84,472,035)	—	873,533,237
Putnam VT International Equity Fund	18,990,240	(214,724,187)	(195,733,947)	—	(181,244,086)	—	780,569,928
Putnam VT International
Growth and Income Fund	3,056,718	(67,208,834)	(64,152,116)	—	(76,330,210)	—	241,418,794
Putnam VT International New
Opportunities Fund	9,152,170	(21,572,390)	(12,420,220)	1,932,715	(124,175,242)	—	132,957,751
Putnam VT Investors Fund	10,476,681	(55,532,819)	(45,056,138)	3,124,535	(384,886,550)	—	287,460,362
Putnam VT Mid Cap Value Fund	2,283,744	(13,554,966)	(11,271,222)	174,416	(11,950,456)	—	43,720,401
Putnam VT Money Market Fund *	—	—	—	—	(138,584)	—	474,196,773
Putnam VT New Opportunities Fund	14,018,473	(152,461,478)	(138,443,005)	3,248,542	(1,033,809,949)	—	637,317,580
Putnam VT New Value Fund	20,081,930	(32,517,163)	(12,435,233)	5,714,572	(174,406,334)	—	241,641,197
Putnam VT OTC & Emerging
Growth Fund	1,214,201	(3,712,234)	(2,498,033)	—	(271,054,153)	—	34,862,623
Putnam VT Research Fund	1,030,531	(23,421,961)	(22,391,430)	800,925	(70,085,190)	—	86,397,076
Putnam VT Small Cap Value Fund	14,492,537	(108,993,114)	(94,500,577)	4,133,478	(25,466,386)	—	318,231,545
Putnam VT Vista Fund	4,918,414	(26,624,717)	(21,706,303)	81,127	(376,396,598)	—	167,204,558
Putnam VT Voyager Fund	39,448,489	(80,945,406)	(41,496,917)	8,989,003	(1,428,610,991)	—	766,819,691

* For Putnam VT Money Market Fund, the aggregate identified cost on a financial reporting and tax basis is the same.

R) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Beneficial interest At December 31, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. Approximately, each fund is owned by accounts of one group of insurance companies as follows:

Fund Name	Percentage of beneficial interest

Putnam VT American Government Income Fund	69.4%
Putnam VT Capital Appreciation Fund	61.8%
Putnam VT Capital Opportunities Fund	55.6%
Putnam VT Discovery Growth Fund	45.9%
Putnam VT Diversified Income Fund	84.8%
Putnam VT Equity Income Fund	46.0%
Putnam VT The George Putnam Fund of Boston	60.7%
Putnam VT Global Asset Allocation Fund	84.2%
Putnam VT Global Equity Fund	88.4%
Putnam VT Global Health Care Fund	42.4%
Putnam VT Global Utilities Fund	86.4%
Putnam VT Growth and Income Fund	82.1%
Putnam VT Growth Opportunities Fund	52.2%
Putnam VT High Yield Fund	57.7%
Putnam VT Income Fund	64.4%
Putnam VT International Equity Fund	59.9%
Putnam VT International Growth and Income Fund	69.9%

352

Fund Name	Percentage of beneficial interest

Putnam VT International New
Opportunities Fund	42.5%
Putnam VT Investors Fund	73.0%
Putnam VT Mid Cap Value Fund	43.1%
Putnam VT Money Market Fund	58.4%
Putnam VT New Opportunities Fund	56.4%

Fund Name	Percentage of beneficial interest

Putnam VT New Value Fund	61.0%
Putnam VT OTC & Emerging Growth Fund	58.9%
Putnam VT Research Fund	49.6%
Putnam VT Small Cap Value Fund	75.4%
Putnam VT Vista Fund	45.5%
Putnam VT Voyager Fund	79.4%

NOTE 2

MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Each fund pays Putnam Management for management and investment advisory services quarterly, except for Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each of which pays monthly, based on the average net assets of each fund. The following summarizes the annual management fee rates in effect for each fund of the Trust at December 31, 2008:

Fund	Fee Rate

Putnam VT Global Equity Fund	0.80% of the first $500 million of average net assets,
Putnam VT International Equity Fund	0.70% of the next $500 million,
Putnam VT International Growth and Income Fund	0.65% of the next $500 million,
Putnam VT Small Cap Value Fund	0.60% of the next $5 billion,
0.575% of the next $5 billion,
0.555% of the next $5 billion,
0.54% of the next $5 billion,
and 0.53% thereafter.

Putnam VT Money Market Fund	0.45% of the first $500 million of average net assets,
0.35% of the next $500 million,
0.30% of the next $500 million,
0.25% of the next $5 billion,
0.225% of the next $5 billion,
0.205% of the next $5 billion,
0.19% of the next $5 billion,
and 0.18% thereafter.

Putnam VT Capital Opportunities Fund	0.65% of the first $500 million of average net assets,
Putnam VT Equity Income Fund	0.55% of the next $500 million,
Putnam VT The George Putnam Fund of Boston	0.50% of the next $500 million,
Putnam VT Growth and Income Fund	0.45% of the next $5 billion,
Putnam VT Income Fund	0.425% of the next $5 billion,
Putnam VT Investors Fund	0.405% of the next $5 billion,
Putnam VT Research Fund	0.39% of the next $5 billion,
Putnam VT Vista Fund	and 0.38% thereafter.

Putnam VT Diversified Income Fund	0.70% of the first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund	0.60% of the next $500 million,
Putnam VT Global Health Care Fund	0.55% of the next $500 million,
Putnam VT Global Utilities Fund	0.50% of the next $5 billion,
Putnam VT High Yield Fund	0.475% of the next $5 billion,
Putnam VT Mid Cap Value Fund	0.455% of the next $5 billion,
Putnam VT New Opportunities Fund	0.44% of the next $5 billion,
Putnam VT New Value Fund	and 0.43% thereafter.
Putnam VT OTC & Emerging Growth Fund
Putnam VT Voyager Fund

353

Fund	Fee Rate

Putnam VT International New Opportunities Fund	1.00% of the first $500 million of average net assets,
0.90% of the next $500 million,
0.85% of the next $500 million,
0.80% of the next $5 billion,
0.775% of the next $5 billion,
0.755% of the next $5 billion,
0.74% of the next $5 billion,
and 0.73% thereafter.

Putnam VT American Government Income Fund	0.65% of the first $500 million of average net assets,
0.55% of the next $500 million,
0.50% of the next $500 million,
0.45% of the next $5 billion,
0.425% of the next $5 billion,
0.405% of the next $5 billion,
0.39% of the next $5 billion,
0.38% of the next $5 billion,
0.37% of the next $5 billion,
0.36% of the next $5 billion,
0.35% of the next $5 billion,
and 0.34% thereafter.

Putnam VT Growth Opportunities Fund	0.70% of the first $500 million of average net assets,
0.60% of the next $500 million,
0.55% of the next $500 million,
0.50% of the next $5 billion,
0.475% of the next $5 billion,
0.455% of the next $5 billion,
0.44% of the next $5 billion,
0.43% of the next $5 billion,
and 0.42% thereafter.

Putnam VT Capital Appreciation Fund	0.65% of the first $500 million of average net assets,
0.55% of the next $500 million,
0.50% of the next $500 million,
0.45% of the next $5 billion,
0.425% of the next $5 billion,
0.405% of the next $5 billion,
0.39% of the next $5 billion,
0.38% of the next $5 billion,
0.37% of the next $5 billion,
0.36% of the next $5 billion,
0.35% of the next $5 billion,
0.34% of the next $5 billion,
0.33% of the next $8.5 billion,
and 0.32% thereafter.

354

Fund	Fee Rate

Putnam VT Discovery Growth Fund	0.70% of the first $500 million of average net assets,
0.60% of the next $500 million,
0.55% of the next $500 million,
0.50% of the next $5 billion,
0.475% of the next $5 billion,
0.455% of the next $5 billion,
0.44% of the next $5 billion,
0.43% of the next $5 billion,
0.42% of the next $5 billion,
0.41% of the next $5 billion,
0.40% of the next $5 billion,
0.39% of the next $5 billion,
0.38% of the next $8.5 billion,
and 0.37% thereafter.

Putnam Management agreed to waive fees and reimburse expenses of each fund of the Trust through June 30, 2009 to the extent necessary to ensure that each fund’s expenses do not exceed the simple average of the expenses for that fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

Putnam Management has further agreed to waive fees and reimburse expenses of the following funds for the following time periods, to the extent necessary to ensure that each fund’s expenses do not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of that fund. The expense reimbursement is based on a comparison of the following fund’s total expenses with the average operating expenses of the funds in this Lipper custom peer group for the following fiscal years, excluding 12b-1 fees and after adjustment for certain expense offset and brokerage/service arrangements that reduced expenses of each fund.

Fund Name	Time Period	Fiscal year

Putnam VT Global	January 1, 2007	2006
Asset Allocation Fund	through June 30, 2008
Putnam VT International	January 1, 2007	2006
New Opportunities Fund through June 30, 2008
Putnam VT Money	January 1, 2007	2006
Market Fund	through June 30, 2008
Putnam VT Global	July 1, 2007	2006
Health Care Fund	through June 30, 2008
Putnam VT Global	July 1, 2007	2006
Equity Fund	through June 30, 2008
Putnam VT Capital	July 1, 2008	2007
Appreciation Fund	through June 30, 2009

For the year ended December 31, 2008, each fund’s expenses were limited to the lower of the limits specified above and accordingly, Putnam Management waived the following management fee for each fund as follows:

Fund Name	Management fee waived

Putnam VT American Government Income Fund	$315,333
Putnam VT Capital Appreciation Fund	200,423
Putnam VT Capital Opportunities Fund	49,419
Putnam VT Discovery Growth Fund	221,859
Putnam VT Diversified Income Fund	506,523
Putnam VT Equity Income Fund	4,189
Putnam VT The George Putnam Fund of Boston	151,966
Putnam VT Global Asset Allocation Fund	415,561
Putnam VT Global Equity Fund	196,488
Putnam VT Global Health Care Fund	45,817
Putnam VT Global Utilities Fund	17,294
Putnam VT Growth Opportunities Fund	125,562
Putnam VT High Yield Fund	406,323

355

Fund Name	Management fee waived

Putnam VT Income Fund	$940,124
Putnam VT International Growth and Income Fund	7,252
Putnam VT International New Opportunities Fund	154,633
Putnam VT Mid Cap Value Fund	48,634
Putnam VT Money Market Fund	378,393
Putnam VT New Value Fund	91,279
Putnam VT OTC & Emerging Growth Fund	147,967
Putnam VT Research Fund	68,675

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the following funds of the Trust as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at the following annual rates as a percentage of the average net assets of that portion of each fund that is managed by PIL.

Fund Name	Rate

Putnam VT Diversified Income Fund	0.40%
Putnam VT The George Putnam Fund of Boston*	0.40%
Putnam VT Global Asset Allocation Fund**	0.35%
Putnam VT Global Equity Fund	0.35%
Putnam VT Global Health Care Fund***	0.35%
Putnam VT Global Utilities Fund	0.35%
Putnam VT High Yield Fund	0.40%
Putnam VT International Equity Fund	0.35%
Putnam VT International Growth and Income Fund	0.35%
Putnam VT International New Opportunities Fund	0.35%
Putnam VT Research Fund	0.35%
* Effective November 30, 2008
** Effective May 15, 2008
*** Effective December 30, 2008

The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, was authorized by the Trustees to manage and provide investment recommendations with respect to a portion of the assets of Putnam VT Global Health Care Fund (effective December 30, 2008) and Putnam VT International Equity Fund (effective June 30, 2008), as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets managed and 0.10% of the average net assets of the portion of the fund’s assets for which PAC provides investment recommendations.

Effective June 30, 2008, PAC is authorized by the Trustees to manage a separate portion of the assets of Putnam VT Global Asset Allocation Fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

During the year ended December 31, 2008, Putnam Management voluntarily reimbursed Putnam VT Diversified Income Fund $2,604, Putnam VT Global Asset Allocation Fund $13,741, Putnam VT Global Equity Fund $2,409, Putnam VT International Equity Fund $5,368, Putnam VT International New Opportunities Fund $1,167 and Putnam VT Vista Fund $33,870 for trading errors which occurred during the period. The effect of the losses incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

On September 26, 2008, the following fund entered into Agreements with other registered investment companies (each a “Purchaser”) managed by Putnam Management. Under the Agreements, each fund sold to the Purchasers the fund’s right to receive, in the aggregate the following amounts, in net payments from Lehman Brothers Special Financing, Inc. in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Receivable will be offset against the fund’s net receivable from Lehman Brothers Special Financing, Inc. which is included in the Statement of assets and liabilities within the following line items. The Agreements, which are included in the Statement of assets and liabilities, are valued at fair value following procedures approved by the Trustees. All remaining payments under the agreement will be recorded as realized gain or loss.

356

	Amount fund sold	Statement of
Fund name	to the Purchasers	assets and liabilities

Putnam VT High Yield Fund	$3,538,401	Receivable for closed
		swap contracts

In addition, on September 26, 2008, the following funds entered into an Agreement with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, each fund sold to the Purchaser the fund’s right to receive, in the aggregate the following amounts, in net payments from Lehman Brothers Special Financing, Inc. in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Receivable will be offset against the fund’s net receivable from Lehman Brothers Special Financing, Inc. which is included in the Statement of assets and liabilities within the following line items. The Agreement, which is included in the Statement of assets and liabilities, is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

	Amount fund sold	Statement of
Fund name	to the Purchaser	assets and liabilities

Putnam VT International	$577,377	Receivable for
Equity Fund		closed forward
		currency contracts

Putnam VT International	633,668	Receivable for
Growth and Income Fund		closed forward
		currency contracts

Putnam VT International	182,958	Receivable for
New Opportunities Fund		closed forward
		currency contracts

On September 26, 2008, the following funds entered into an Agreement with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to each fund the right to receive, in the aggregate the following amounts, in net payments from Lehman Brothers Special Financing, Inc. in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on each fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to Lehman Brothers Special Financing, Inc. which is included in the Statement of assets and liabilities within the following line items. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees and are included in the Statement of assets and liabilities. All remaining payments under the Agreement will be recorded as realized gain or loss.

	Amount Seller	Statement of
Fund name	sold to the Fund	assets and liabilities

Putnam VT American	$251,354	Payable for securities
Government Income Fund		purchased
Putnam VT Diversified	648,551	Payable for securities
Income Fund		purchased
Putnam VT The George	538,710	Payable for closed
Putnam Fund of Boston		swap contracts
Putnam VT Global Asset	443,188	Payable for securities
Allocation Fund		purchased
Putnam VT Global	563,743	Payable for closed
Equity Fund		forward currency
		contracts
Putnam VT Income Fund	843,827	Payable for securities
		purchased

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Trust or funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to each fund through December 31, 2008. Subsequent to December 31, 2008, these services were provided by Putnam Investor Services, Inc., another affiliate of Putnam Management. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of each fund’s average net assets.

During the year ended December 31, 2008, the amounts incurred for investor servicing agent functions provided by PFTC are included in Investor servicing fees in the Statement of operations.

357

Under the custodian contract between each fund and State Street, the custodian bank has a lien on the securities of Putnam VT Discovery Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund , Putnam VT Growth Opportunities Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT New Opportunities Fund, and Putnam VT OTC & Emerging Growth Fund to the extent permitted by each fund’s investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by that fund. At December 31, 2008, the payable to the custodian bank on each of the funds listed above represents the amount due for cash advanced for the settlement of securities purchased.

Each fund has entered into an expense offset arrangement with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. Certain funds also reduced expenses through brokerage/service arrangements.

For the year ended December 31, 2008, the funds’ expenses were reduced by the following amounts under the expense offset arrangements and under the brokerage/service arrangements:

	Expense offset	Brokerage/service
Fund Name	arrangements	arrangements

Putnam VT American Government
Income Fund	$ 17,212	$—
Putnam VT Capital
Appreciation Fund	87	2,257
Putnam VT Capital
Opportunities Fund	104	—
Putnam VT Discovery Growth Fund	—	3,130
Putnam VT Diversified Income Fund	55,846	—
Putnam VT Equity Income Fund	3	—
Putnam VT The George Putnam
Fund of Boston	27,658	14,668
Putnam VT Global Asset
Allocation Fund	17,719	9,827
Putnam VT Global Equity Fund	5,567	90,453
Putnam VT Global Health Care Fund	83	5,847
Putnam VT Global Utilities Fund	236	36,501
Putnam VT Growth and Income Fund	196	190,488
Putnam VT Growth
Opportunities Fund	30	2,314
Putnam VT High Yield Fund	62,374	—
Putnam VT Income Fund	61,727	—
Putnam VT International Equity Fund	2,604	161,637
Putnam VT International Growth
and Income Fund	914	65,042

	Expense offset	Brokerage/service
Fund Name	arrangements	arrangements

Putnam VT International
New Opportunities Fund	$1,373	$42,349
Putnam VT Investors Fund	146	32,594
Putnam VT Mid Cap Value Fund	36	4,534
Putnam VT Money Market Fund	992	—
Putnam VT New Opportunities Fund	11	83,677
Putnam VT New Value Fund	38	23,444
Putnam VT OTC & Emerging Growth Fund	237	8,473
Putnam VT Research Fund	314	12,369
Putnam VT Small Cap Value Fund	878	45,460
Putnam VT Vista Fund	281	30,430
Putnam VT Voyager Fund	3,176	116,903

Each independent Trustee of the funds receives an annual Trustee fee as a quarterly retainer and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. For the year ended December 31, 2008, the funds’ Trustee fees were as follows:

Fund Name	Amount

Putnam VT American Government Income Fund	$320
Putnam VT Capital Appreciation Fund	278
Putnam VT Capital Opportunities Fund	279
Putnam VT Discovery Growth Fund	277
Putnam VT Diversified Income Fund	397
Putnam VT Equity Income Fund	330
Putnam VT The George Putnam Fund of Boston	374
Putnam VT Global Asset Allocation Fund	356
Putnam VT Global Equity Fund	375
Putnam VT Global Health Care Fund	323
Putnam VT Global Utilities Fund	351
Putnam VT Growth and Income Fund	885
Putnam VT Growth Opportunities Fund	279
Putnam VT High Yield Fund	399
Putnam VT Income Fund	435
Putnam VT International Equity Fund	505
Putnam VT International Growth and Income Fund	350
Putnam VT International New Opportunities Fund	321
Putnam VT Investors Fund	372
Putnam VT Mid Cap Value Fund	285
Putnam VT Money Market Fund	421
Putnam VT New Opportunities Fund	491
Putnam VT New Value Fund	374
Putnam VT OTC & Emerging Growth Fund	285
Putnam VT Research Fund	299
Putnam VT Small Cap Value Fund	382
Putnam VT Vista Fund	334
Putnam VT Voyager Fund	586

358

Each fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of each fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for each fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of each fund. The Plan provides for payment by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to that fund’s class IB shares. The Trustees have approved payment by each fund at an annual rate of 0.25% of the average net assets attributable to that fund’s class IB shares.

NOTE 3

PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2008, cost of purchases and proceeds from sales of investment securities (other than short-term investments) were as follows:

	U.S. Government
	Securities		Other Securities

Fund Name	Purchases	Sales	Purchases	Sales

Putnam VT American Government Income Fund	$ 1,911,410	$ 1,911,410	$147,589,935	$170,919,232
Putnam VT Capital Appreciation Fund	—	—	32,574,793	39,063,393
Putnam VT Capital Opportunities Fund	—	—	28,720,920	34,468,090
Putnam VT Discovery Growth Fund	—	—	50,924,614	58,157,531
Putnam VT Diversified Income Fund	41,114,394	121,652,774	784,079,491	787,812,245
Putnam VT Equity Income Fund	—	—	144,580,657	166,829,512
Putnam VT The George Putnam Fund of Boston	—	—	546,276,675	705,480,606
Putnam VT Global Asset Allocation Fund	—	—	437,797,139	480,138,224
Putnam VT Global Equity Fund	—	—	385,036,744	484,175,777
Putnam VT Global Health Care Fund	—	—	30,925,627	71,780,869
Putnam VT Global Utilities Fund	—	—	148,183,120	210,940,976
Putnam VT Growth and Income Fund	—	—	874,074,457	1,424,116,111
Putnam VT Growth Opportunities Fund	—	—	32,161,487	39,082,590
Putnam VT High Yield Fund	—	—	96,270,668	139,228,876
Putnam VT Income Fund	54,835,970	54,840,226	1,152,227,526	1,320,980,318
Putnam VT International Equity Fund	—	—	641,324,163	795,934,077
Putnam VT International Growth and Income Fund	—	—	216,381,219	297,762,906
Putnam VT International New Opportunities Fund	—	—	266,776,917	331,705,212
Putnam VT Investors Fund	—	—	428,812,091	435,040,347
Putnam VT Mid Cap Value Fund	—	—	43,370,679	62,348,655
Putnam VT New Opportunities Fund	—	—	616,893,822	822,666,267
Putnam VT New Value Fund	—	—	299,506,757	391,055,688

359

	U.S. Government
	Securities		Other Securities

Fund Name	Purchases	Sales	Purchases	Sales

Putnam VT OTC & Emerging Growth Fund	$—	$—	$119,942,150	$135,487,958
Putnam VT Research Fund	—	—	132,239,149	157,775,761
Putnam VT Small Cap Value Fund	—	—	207,176,002	290,388,854
Putnam VT Vista Fund	—	—	342,818,557	414,490,183
Putnam VT Voyager Fund	—	—	1,248,138,385	1,550,772,468

Putnam VT Money Market Fund: Cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $3,904,501,641 and $3,869,266,263, respectively.

Written option transactions for those funds that invested in them during the year ended December 31, 2008 are summarized as follows:

Putnam VT American Government Income Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$176,006,000	$5,464,159

Options opened	41,396,000	1,647,561
Options exercised	—	—
Options expired	(37,960,000)	(959,526)
Options closed	(85,284,000)	(2,683,622)

Written options outstanding at end of year	$ 94,158,000	$ 3,468,572

Putnam VT Capital Appreciation Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$—	$—

Options opened	1,873	2,779
Options exercised	(1,414)	(2,513)
Options expired	(459)	(266)
Options closed	—	—

Written options outstanding at end of year	$—	$—

Putnam VT Discovery Growth Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$ 3,790	$ 5,489

Options opened	6,860	11,038
Options exercised	(1,660)	(2,946)
Options expired	(8,990)	(13,581)
Options closed	—	—

Written options outstanding at end of year	$—	$—

360

Putnam VT Diversified Income Fund

		Contract Amounts	Premiums Received

Written options outstanding at beginning of year	USD	449,994,000	$9,628,740
	EUR	4,020,000	$163,663

Options opened	USD	365,550,000	11,086,485
	EUR	—	—
Options exercised	USD	—	—
	EUR	—	—
Options expired	USD	(337,982,000)	(6,863,272)
	EUR	—	—
Options closed	USD	(335,325,000)	(7,764,262)
	EUR	(4,020,000)	(163,663)

Written options outstanding at end of year	USD	142,237,000	$6,087,691
	EUR	—	$—

Putnam VT The George Putnam Fund of Boston

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$ 125,307,000	$ 3,361,230

Options opened	154,198,000	4,504,058
Options exercised	—	—
Options expired	(56,674,000)	(1,521,194)
Options closed	(151,143,000)	(2,939,160)

Written options outstanding at end of year	$ 71,688,000	$ 3,404,934

Putnam VT Global Asset Allocation Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$ 56,382,000	$ 1,556,148

Options opened	62,284,827	3,794,879
Options exercised	—	—
Options expired	(34,486,506)	(1,428,456)
Options closed	(30,374,321)	(1,516,241)

Written options outstanding at end of year	$ 53,806,000	$ 2,406,330

Putnam VT Income Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$ 396,848,000	$ 10,494,988

Options opened	548,424,000	16,773,843
Options exercised	—	—
Options expired	(183,358,000)	(4,937,193)
Options closed	(493,440,000)	(9,576,241)

Written options outstanding at end of year	$ 268,474,000	$ 12,755,397

361

Putnam VT Investors Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$—	$—

Options opened	40,468	60,499
Options exercised	(30,537)	(54,739)
Options expired	(9,931)	(5,760)
Options closed	—	—

Written options outstanding at end of year	$—	$—

Putnam VT New Opportunities Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$—	$—

Options opened	18,826	48,851
Options exercised	(4,400)	(9,133)
Options expired	(14,426)	(39,718)
Options closed	—	—

Written options outstanding at end of year	$—	$—

Putnam VT OTC & Emerging Growth Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$ 11,280	$ 16,337

Options opened	32,460	43,869
Options exercised	(4,920)	(8,769)
Options expired	(26,520)	(40,059)
Options closed	—	—

Written options outstanding at end of year	$ 12,300	$ 11,378

Putnam VT Research Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$—	$—

Options opened	34,582	31,000
Options exercised	(492)	(6,657)
Options expired	(10,920)	(9,210)
Options closed	(23,170)	(15,133)

Written options outstanding at end of year	$—	$—

Putnam VT Small Cap Value Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$—	$—

Options opened	69,800	136,606
Options exercised	—	—
Options expired	(69,800)	(136,606)
Options closed	—	—

Written options outstanding at end of year	$—	$—

362

Putnam VT Vista Fund

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$—	$—

Options opened	41,505	61,729
Options exercised	—	—
Options expired	(9,032)	(31,691)
Options closed	—	—

Written options outstanding at end of year	$ 32,473	$ 30,038

NOTE 4

CAPITAL SHARES

At December 31, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT American Government Income Fund Class IA
Shares sold	2,815,558	$33,210,679	710,719	$8,060,922
Shares issued in connection with reinvestment of distributions	363,954	4,250,985	375,227	4,112,485

	3,179,512	37,461,664	1,085,946	12,173,407
Shares repurchased	(1,689,426)	(19,147,253)	(1,938,947)	(21,837,725)

Net increase (decrease)	1,490,086	$18,314,411	(853,001)	$(9,664,318)

Putnam VT American Government Income Fund Class IB
Shares sold	1,197,135	$14,022,748	417,154	$4,694,114
Shares issued in connection with reinvestment of distributions	248,574	2,898,368	283,107	3,097,187

	1,445,709	16,921,116	700,261	7,791,301
Shares repurchased	(1,681,320)	(19,106,507)	(1,130,463)	(12,718,836)

Net decrease	(235,611)	$(2,185,391)	(430,202)	$(4,927,535)

Putnam VT Capital Appreciation Fund Class IA
Shares sold	223,893	$1,302,925	266,354	$2,510,255
Shares issued in connection with reinvestment of distributions	274,431	1,767,334	238,754	2,151,170

	498,324	3,070,259	505,108	4,661,425
Shares repurchased	(813,409)	(5,177,746)	(1,064,941)	(9,737,994)

Net decrease	(315,085)	$(2,107,487)	(559,833)	$(5,076,569)

Putnam VT Capital Appreciation Fund Class IB
Shares sold	161,228	$ 1,117,251	211,978	$1,940,979
Shares issued in connection with reinvestment of distributions	256,131	1,636,676	190,684	1,704,711

	417,359	2,753,927	402,662	3,645,690
Shares repurchased	(640,136)	(3,981,768)	(546,679)	(4,959,870)

Net decrease	(222,777)	$(1,227,841)	(144,017)	$(1,314,180)

363

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Capital Opportunities Fund Class IA
Shares sold	215,347	$2,620,488	289,762	$5,007,005
Shares issued in connection with reinvestment of distributions	70,599	884,602	112,656	1,883,616

	285,946	3,505,090	402,418	6,890,621
Shares repurchased	(559,740)	(6,687,033)	(644,102)	(10,540,622)

Net decrease	(273,794)	$(3,181,943)	(241,684)	$(3,650,001)

Putnam VT Capital Opportunities Fund Class IB
Shares sold	165,350	$2,026,540	360,419	$6,050,196
Shares issued in connection with reinvestment of distributions	75,601	941,993	94,695	1,572,878

	240,951	2,968,533	455,114	7,623,074
Shares repurchased	(318,482)	(3,754,702)	(362,788)	(5,940,256)

Net increase (decrease)	(77,531)	$(786,169)	92,326	$1,682,818

Putnam VT Discovery Growth Fund Class IA
Shares sold	255,693	$1,308,531	744,422	$4,542,701
Shares issued in connection with reinvestment of distributions	245,493	1,148,908	173,367	981,257

	501,186	2,457,439	917,789	5,523,958
Shares repurchased	(870,736)	(3,893,455)	(693,467)	(4,194,755)

Net increase (decrease)	(369,550)	$(1,436,016)	224,322	$1,329,203

Putnam VT Discovery Growth Fund Class IB
Shares sold	236,083	$1,070,151	449,911	$2,693,832
Shares issued in connection with reinvestment of distributions	452,104	2,066,115	407,304	2,264,610

	688,187	3,136,266	857,215	4,958,442
Shares repurchased	(1,357,455)	(6,315,902)	(1,077,591)	(6,424,197)

Net decrease	(669,268)	$(3,179,636)	(220,376)	$(1,465,755)

Putnam VT Diversified Income Fund Class IA
Shares sold	147,290	$1,187,308	622,192	$5,457,266
Shares issued in connection with reinvestment of distributions	1,640,029	13,071,030	1,656,771	14,181,956

	1,787,319	14,258,338	2,278,963	19,639,222
Shares repurchased	(7,675,231)	(57,921,053)	(6,805,699)	(59,307,236)

Net decrease	(5,887,912)	$(43,662,715)	(4,526,736)	$(39,668,014)

Putnam VT Diversified Income Fund Class IB
Shares sold	8,316,704	$61,352,339	7,156,861	$61,674,199
Shares issued in connection with reinvestment of distributions	1,535,702	12,116,691	1,149,519	9,736,427

	9,852,406	73,469,030	8,306,380	71,410,626
Shares repurchased	(5,163,478)	(39,454,126)	(3,903,885)	(33,560,001)

Net increase	4,688,928	$34,014,904	4,402,495	$37,850,625

364

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Equity Income Fund Class IA
Shares sold	667,143	$8,518,457	886,794	$13,812,967
Shares issued in connection with reinvestment of distributions	572,425	7,304,145	739,617	10,887,162

	1,239,568	15,822,602	1,626,411	24,700,129
Shares repurchased	(1,895,058)	(23,313,604)	(1,238,018)	(19,125,397)

Net increase (decrease)	(655,490)	$(7,491,002)	388,393	$5,574,732

Putnam VT Equity Income Fund Class IB
Shares sold	730,734	$9,041,691	862,154	$13,358,545
Shares issued in connection with reinvestment of distributions	496,281	6,307,743	625,997	9,177,119

	1,227,015	15,349,434	1,488,151	22,535,664
Shares repurchased	(1,765,373)	(21,048,440)	(1,055,988)	(16,370,647)

Net increase (decrease)	(538,358)	$(5,699,006)	432,163	$6,165,017

Putnam VT The George Putnam Fund of Boston Class IA
Shares sold	214,754	$1,826,062	240,522	$2,814,631
Shares issued in connection with reinvestment of distributions	2,899,575	26,009,189	3,396,453	37,734,597

	3,114,329	27,835,251	3,636,975	40,549,228
Shares repurchased	(7,182,056)	(62,054,299)	(7,219,856)	(83,734,079)

Net decrease	(4,067,727)	$(34,219,048)	(3,582,881)	$(43,184,851)

Putnam VT The George Putnam Fund of Boston Class IB
Shares sold	606,658	$5,456,680	1,486,154	$ 17,096,255
Shares issued in connection with reinvestment of distributions	3,073,059	27,473,149	3,136,597	34,690,762

	3,679,717	32,929,829	4,622,751	51,787,017
Shares repurchased	(7,319,654)	(62,721,229)	(4,633,636)	(53,516,102)

Net decrease	(3,639,937)	$(29,791,400)	(10,885)	$(1,729,085)

Putnam VT Global Asset Allocation Fund Class IA
Shares sold	178,572	$2,646,125	301,629	$5,129,889
Shares issued in connection with reinvestment of distributions	584,047	8,912,558	129,739	2,160,149

	762,619	11,558,683	431,368	7,290,038
Shares repurchased	(3,452,598)	(48,547,758)	(3,636,607)	(61,778,121)

Net decrease	(2,689,979)	$(36,989,075)	(3,205,239)	$(54,488,083)

Putnam VT Global Asset Allocation Fund Class IB
Shares sold	915,053	$13,503,848	1,147,201	$19,572,764
Shares issued in connection with reinvestment of distributions	203,202	3,115,088	27,909	466,643

	1,118,255	16,618,936	1,175,110	20,039,407
Shares repurchased	(1,429,897)	(20,504,423)	(887,005)	(15,116,223)

Net increase (decrease)	(311,642)	$(3,885,487)	288,105	$4,923,184

365

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Global Equity Fund Class IA
Shares sold	38,901	$434,838	208,898	$3,167,167
Shares issued in connection with reinvestment of distributions	782,915	9,747,291	876,993	12,076,191

	821,816	10,182,129	1,085,891	15,243,358
Shares repurchased	(7,150,613)	(81,415,509)	(7,516,730)	(109,312,838)

Net decrease	(6,328,797)	$(71,233,380)	(6,430,839)	$(94,069,480)

Putnam VT Global Equity Fund Class IB
Shares sold	140,877	$1,705,387	303,199	$4,464,619
Shares issued in connection with reinvestment of distributions	104,261	1,290,757	119,262	1,631,495

	245,138	2,996,144	422,461	6,096,114
Shares repurchased	(1,332,017)	(15,176,356)	(1,251,734)	(18,239,802)

Net decrease	(1,086,879)	$(12,180,212)	(829,273)	$(12,143,688)

Putnam VT Global Health Care Fund Class IA
Shares sold	199,900	$2,738,380	34,050	$481,776
Shares issued in connection with reinvestment of distributions	51,040	636,470	86,273	1,178,487

	250,940	3,374,850	120,323	1,660,263
Shares repurchased	(1,559,212)	(19,597,896)	(2,639,988)	(37,170,751)

Net decrease	(1,308,272)	$(16,223,046)	(2,519,665)	$(35,510,488)

Putnam VT Global Health Care Fund Class IB
Shares sold	539,243	$6,640,200	252,507	$3,512,496
Shares issued in connection with reinvestment of distributions	75,830	939,529	86,385	1,174,827

	615,073	7,579,729	338,892	4,687,323
Shares repurchased	(2,252,912)	(28,250,011)	(2,771,843)	(38,717,677)

Net decrease	(1,637,839)	$(20,670,282)	(2,432,951)	$(34,030,354)

Putnam VT Global Utilities Fund Class IA
Shares sold	181,683	$3,639,692	419,876	$8,332,331
Shares issued in connection with reinvestment of distributions	348,598	6,375,855	336,085	6,348,642

	530,281	10,015,547	755,961	14,680,973
Shares repurchased	(3,485,812)	(59,691,483)	(3,486,618)	(67,253,804)

Net decrease	(2,955,531)	$(49,675,936)	(2,730,657)	$(52,572,831)

Putnam VT Global Utilities Fund Class IB
Shares sold	192,945	$3,632,261	152,217	$3,007,611
Shares issued in connection with reinvestment of distributions	59,089	1,077,784	57,689	1,086,867

	252,034	4,710,045	209,906	4,094,478
Shares repurchased	(895,811)	(15,733,715)	(827,863)	(15,992,989)

Net decrease	(643,777)	$(11,023,670)	(617,957)	$(11,898,511)

366

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Growth and Income Fund Class IA
Shares sold	78,445	$1,217,455	42,443	$1,122,710
Shares issued in connection with reinvestment of distributions	23,131,581	379,357,932	20,631,962	513,323,214

	23,210,026	380,575,387	20,674,405	514,445,924
Shares repurchased	(30,624,542)	(500,230,493)	(28,443,922)	(748,371,425)

Net decrease	(7,414,516)	$(119,655,106)	(7,769,517)	$(233,925,501)

Putnam VT Growth and Income Fund Class IB
Shares sold	327,403	$5,125,112	559,089	$14,684,913
Shares issued in connection with reinvestment of distributions	5,564,509	90,868,422	4,962,105	122,861,726

	5,891,912	95,993,534	5,521,194	137,546,639
Shares repurchased	(7,791,505)	(128,179,371)	(6,852,729)	(179,058,548)

Net decrease	(1,899,593)	$(32,185,837)	(1,331,535)	$(41,511,909)

Putnam VT Growth Opportunities Fund Class IA
Shares sold	531,612	$2,613,826	281,494	$1,536,561
Shares issued in connection with reinvestment of distributions	—	—	12,319	64,798

	531,612	2,613,826	293,813	1,601,359
Shares repurchased	(1,138,863)	(5,342,089)	(1,276,147)	(6,951,742)

Net decrease	(607,251)	$(2,728,263)	(982,334)	$(5,350,383)

Putnam VT Growth Opportunities Fund Class IB
Shares sold	195,509	$921,593	266,275	$1,446,822
Shares issued in connection with reinvestment of distributions	—	—	3,059	15,967

	195,509	921,593	269,334	1,462,789
Shares repurchased	(1,143,913)	(5,325,949)	(1,244,244)	(6,764,949)

Net decrease	(948,404)	$(4,404,356)	(974,910)	$(5,302,160)

Putnam VT High Yield Fund Class IA
Shares sold	3,997,152	$24,393,609	4,032,942	$30,519,574
Shares issued in connection with reinvestment of distributions	4,547,706	30,060,340	4,302,411	32,095,983

	8,544,858	54,453,949	8,335,353	62,615,557
Shares repurchased	(12,460,227)	(80,904,575)	(15,043,325)	(114,669,837)

Net decrease	(3,915,369)	$(26,450,626)	(6,707,972)	$(52,054,280)

Putnam VT High Yield Fund Class IB
Shares sold	1,565,399	$9,294,072	1,487,606	$11,190,425
Shares issued in connection with reinvestment of distributions	1,858,591	12,192,359	1,735,330	12,858,792

	3,423,990	21,486,431	3,222,936	24,049,217
Shares repurchased	(6,889,587)	(43,850,387)	(4,170,559)	(31,278,958)

Net decrease	(3,465,597)	$(22,363,956)	(947,623)	$(7,229,741)

367

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Income Fund Class IA
Shares sold	430,205	$4,922,844	400,001	$4,957,631
Shares issued in connection with reinvestment of distributions	2,036,600	23,950,417	1,839,722	22,481,407

	2,466,805	28,873,261	2,239,723	27,439,038
Shares repurchased	(7,862,687)	(88,172,451)	(6,761,205)	(84,405,221)

Net decrease	(5,395,882)	$(59,299,190)	(4,521,482)	$(56,966,183)

Putnam VT Income Fund Class IB
Shares sold	302,472	$3,662,497	951,991	$11,782,049
Shares issued in connection with reinvestment of distributions	1,491,037	17,430,226	1,270,971	15,442,292

	1,793,509	21,092,723	2,222,962	27,224,341
Shares repurchased	(6,378,163)	(71,645,969)	(3,328,098)	(41,281,846)

Net decrease	(4,584,654)	$(50,553,246)	(1,105,136)	$(14,057,505)

Putnam VT International Equity Fund Class IA
Shares sold	463,935	$5,318,035	1,066,689	$20,554,283
Shares issued in connection with reinvestment of distributions	3,716,092	53,511,724	3,412,734	62,214,149

	4,180,027	58,829,759	4,479,423	82,768,432
Shares repurchased	(5,401,269)	(72,459,406)	(4,272,046)	(84,114,881)

Net increase (decrease)	(1,221,242)	$(13,629,647)	207,377	$(1,346,449)

Putnam VT International Equity Fund Class IB
Shares sold	3,547,479	$ 42,308,818	5,341,810	$ 105,283,252
Shares issued in connection with reinvestment of distributions	8,187,446	117,162,348	7,507,933	136,043,736

	11,734,925	159,471,166	12,849,743	241,326,988
Shares repurchased	(9,849,742)	(129,202,718)	(7,043,734)	(137,810,379)
Redemptions in kind	—	—	(3,810,348)	(72,549,028)

Net increase	1,885,183	$30,268,448	1,995,661	$30,967,581

Putnam VT International Growth and Income Fund Class IA
Shares sold	443,242	$5,767,105	607,178	$10,729,760
Shares issued in connection with reinvestment of distributions	4,172,151	49,857,201	3,976,267	63,739,563

	4,615,393	55,624,306	4,583,445	74,469,323
Shares repurchased	(5,430,150)	(60,079,888)	(3,676,061)	(64,713,670)

Net increase (decrease)	(814,757)	$(4,455,582)	907,384	$9,755,653

Putnam VT International Growth and Income Fund Class IB
Shares sold	920,771	$10,442,547	985,394	$17,076,591
Shares issued in connection with reinvestment of distributions	1,825,511	21,705,326	1,705,262	27,198,798

	2,746,282	32,147,873	2,690,656	44,275,389
Shares repurchased	(2,850,511)	(31,849,383)	(1,909,371)	(33,056,311)

Net increase (decrease)	(104,229)	$298,490	781,285	$11,219,078

368

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT International New Opportunities Fund Class IA
Shares sold	94,119	$1,731,462	793,466	$16,553,125
Shares issued in connection with reinvestment of distributions	89,492	1,633,230	67,450	1,293,024

	183,611	3,364,692	860,916	17,846,149
Shares repurchased	(1,849,588)	(30,557,974)	(1,488,725)	(29,572,322)

Net decrease	(1,665,977)	$(27,193,282)	(627,809)	$(11,726,173)

Putnam VT International New Opportunities Fund Class IB
Shares sold	132,999	$2,162,086	370,535	$7,559,301
Shares issued in connection with reinvestment of distributions	105,067	1,912,211	78,789	1,504,873

	238,066	4,074,297	449,324	9,064,174
Shares repurchased	(2,193,420)	(36,092,963)	(1,606,591)	(32,086,712)

Net decrease	(1,955,354)	$(32,018,666)	(1,157,267)	$(23,022,538)

Putnam VT Investors Fund Class IA
Shares sold	24,087	$215,729	96,021	$1,221,335
Shares issued in connection with reinvestment of distributions	72,047	706,785	116,456	1,406,786

	96,134	922,514	212,477	2,628,121
Shares repurchased	(4,465,185)	(42,212,771)	(5,632,710)	(69,345,331)

Net decrease	(4,369,051)	$(41,290,257)	(5,420,233)	$(66,717,210)

Putnam VT Investors Fund Class IB
Shares sold	5,946,087	$59,723,916	4,913,642	$58,796,156
Shares issued in connection with reinvestment of distributions	52,110	510,157	63,624	766,668

	5,998,197	60,234,073	4,977,266	59,562,824
Shares repurchased	(4,102,146)	(37,895,375)	(3,666,086)	(45,064,999)

Net increase	1,896,051	$22,338,698	1,311,180	$14,497,825

Putnam VT Mid Cap Value Fund Class IA
Shares sold	158,928	$1,806,332	572,674	$10,478,021
Shares issued in connection with reinvestment of distributions	685,364	8,128,420	388,984	6,632,183

	844,292	9,934,752	961,658	17,110,204
Shares repurchased	(1,301,101)	(15,947,902)	(1,282,590)	(22,327,702)

Net decrease	(456,809)	$(6,013,150)	(320,932)	$(5,217,498)

Putnam VT Mid Cap Value Fund Class IB
Shares sold	248,142	$2,761,393	218,036	$3,908,860
Shares issued in connection with reinvestment of distributions	340,930	4,029,790	181,615	3,083,823

	589,072	6,791,183	399,651	6,992,683
Shares repurchased	(707,514)	(8,514,275)	(545,240)	(9,453,054)

Net decrease	(118,442)	$(1,723,092)	(145,589)	$(2,460,371)

369

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Money Market Fund Class IA
Shares sold	125,013,301	$125,013,301	125,849,767	$125,849,767
Shares issued in connection with reinvestment of distributions	6,918,971	6,918,971	10,463,007	10,463,007

	131,932,272	131,932,272	136,312,774	136,312,774
Shares repurchased	(99,643,093)	(99,643,093)	(121,858,880)	(121,858,880)

Net increase	32,289,179	$32,289,179	14,453,894	$14,453,894

Putnam VT Money Market Fund Class IB
Shares sold	117,809,134	$117,809,134	105,944,086	$105,944,086
Shares issued in connection with reinvestment of distributions	5,777,857	5,777,857	9,452,246	9,452,246

	123,586,991	123,586,991	115,396,332	115,396,332
Shares repurchased	(109,154,605)	(109,154,605)	(103,858,742)	(103,858,742)

Net increase	14,432,386	$14,432,386	11,537,590	$11,537,590

Putnam VT New Opportunities Fund Class IA
Shares sold	92,293	$1,527,565	79,002	$1,685,685
Shares issued in connection with reinvestment of distributions	115,536	2,169,773	86,228	1,781,476

	207,829	3,697,338	165,230	3,467,161
Shares repurchased	(9,692,041)	(175,784,335)	(13,395,293)	(285,946,627)

Net decrease	(9,484,212)	$(172,086,997)	(13,230,063)	$(282,479,466)

Putnam VT New Opportunities Fund Class IB
Shares sold	70,579	$1,176,829	87,728	$1,859,822
Shares issued in connection with reinvestment of distributions	—	—	—	—

	70,579	1,176,829	87,728	1,859,822
Shares repurchased	(1,330,104)	(24,008,754)	(1,556,469)	(32,817,707)

Net decrease	(1,259,525)	$(22,831,925)	(1,468,741)	$(30,957,885)

Putnam VT New Value Fund Class IA
Shares sold	150,427	$1,323,772	147,443	$2,613,334
Shares issued in connection with reinvestment of distributions	4,829,261	49,161,872	2,335,837	39,031,839

	4,979,688	50,485,644	2,483,280	41,645,173
Shares repurchased	(6,563,038)	(67,400,902)	(5,446,394)	(94,207,558)

Net decrease	(1,583,350)	$(16,915,258)	(2,963,114)	$(52,562,385)

Putnam VT New Value Fund Class IB
Shares sold	1,385,151	$14,153,821	1,412,160	$24,157,216
Shares issued in connection with reinvestment of distributions	4,624,501	46,799,948	1,865,079	30,978,956

	6,009,652	60,953,769	3,277,239	55,136,172
Shares repurchased	(4,606,663)	(46,532,080)	(2,814,635)	(48,215,949)

Net increase	1,402,989	$14,421,689	462,604	$6,920,223

370

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT OTC & Emerging Growth Fund Class IA
Shares sold	213,545	$1,323,463	1,181,309	$9,876,986
Shares issued in connection with reinvestment of distributions	—	—	—	—

	213,545	1,323,463	1,181,309	9,876,986
Shares repurchased	(1,638,744)	(11,099,449)	(1,967,008)	(15,997,678)

Net decrease	(1,425,199)	$(9,775,986)	(785,699)	$(6,120,692)

Putnam VT OTC & Emerging Growth Fund Class IB
Shares sold	119,505	$783,387	339,206	$2,757,561
Shares issued in connection with reinvestment of distributions	—	—	—	—

	119,505	783,387	339,206	2,757,561
Shares repurchased	(868,539)	(5,897,455)	(1,107,673)	(8,951,199)

Net decrease	(749,034)	$(5,114,068)	(768,467)	$(6,193,638)

Putnam VT Research Fund Class IA
Shares sold	54,628	$600,479	56,476	$760,177
Shares issued in connection with reinvestment of distributions	49,798	561,720	35,029	466,938

	104,426	1,162,199	91,505	1,227,115
Shares repurchased	(1,185,416)	(12,936,988)	(1,497,558)	(20,602,408)

Net decrease	(1,080,990)	$(11,774,789)	(1,406,053)	$(19,375,293)

Putnam VT Research Fund Class IB
Shares sold	80,049	$874,772	56,970	$778,646
Shares issued in connection with reinvestment of distributions	55,813	628,452	30,760	408,798

	135,862	1,503,224	87,730	1,187,444
Shares repurchased	(1,522,444)	(16,593,426)	(1,760,128)	(24,108,198)

Net decrease	(1,386,582)	$(15,090,202)	(1,672,398)	$(22,920,754)

Putnam VT Small Cap Value Fund Class IA
Shares sold	123,136	$1,528,650	44,753	$1,021,591
Shares issued in connection with reinvestment of distributions	2,310,544	29,159,068	1,250,550	27,949,790

	2,433,680	30,687,718	1,295,303	28,971,381
Shares repurchased	(3,182,854)	(42,584,987)	(3,685,323)	(81,550,170)

Net decrease	(749,174)	$(11,897,269)	(2,390,020)	$(52,578,789)

Putnam VT Small Cap Value Fund Class IB
Shares sold	1,574,389	$23,606,018	4,474,513	$103,633,834
Shares issued in connection with reinvestment of distributions	5,638,308	70,535,236	3,985,929	88,368,060

	7,212,697	94,141,254	8,460,442	192,001,894
Shares repurchased	(5,220,616)	(66,752,989)	(6,992,708)	(158,186,386)
Redemptions in kind	—	—	(14,003,072)	(322,910,848)

Net increase (decrease)	1,992,081	$27,388,265	(12,535,338)	$(289,095,340)

371

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Vista Fund Class IA
Shares sold	43,142	$529,684	63,611	$997,783
Shares issued in connection with reinvestment of distributions	—	—	—	—

	43,142	529,684	63,611	997,783
Shares repurchased	(2,257,172)	(29,150,405)	(3,428,652)	(53,760,902)

Net decrease	(2,214,030)	$(28,620,721)	(3,365,041)	$(52,763,119)

Putnam VT Vista Fund Class IB
Shares sold	272,024	$3,464,508	205,893	$3,179,117
Shares issued in connection with reinvestment of distributions	—	—	—	—

	272,024	3,464,508	205,893	3,179,117
Shares repurchased	(3,233,936)	(41,413,485)	(3,598,898)	(55,480,130)

Net decrease	(2,961,912)	$(37,948,977)	(3,393,005)	$(52,301,013)

Putnam VT Voyager Fund Class IA
Shares sold	63,630	$1,546,350	31,109	$975,826
Shares issued in connection with reinvestment of distributions	91,484	2,552,395	14,666	441,007

	155,114	4,098,745	45,775	1,416,833
Shares repurchased	(7,909,575)	(210,853,220)	(11,724,595)	(366,746,634)

Net decrease	(7,754,461)	$(206,754,475)	(11,678,820)	$(365,329,801)

Putnam VT Voyager Fund Class IB
Shares sold	151,721	$3,738,509	138,007	$4,296,288
Shares issued in connection with reinvestment of distributions	—	—	—	—

	151,721	3,738,509	138,007	4,296,288
Shares repurchased	(2,653,035)	(70,979,683)	(3,273,444)	(102,002,074)

Net decrease	(2,501,314)	$(67,241,174)	(3,135,437)	$(97,705,786)

NOTE 5

INVESTMENT IN PUTNAM PRIME MONEY
MARKET FUND

Certain funds of the Trust may have invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by each fund were reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by that fund in Putnam Prime Money Market Fund. For the year ended December 31, 2008, the table below identifies, for each fund that invested in Putnam Prime Money Market Fund, the amount by which that fund’s management fee was reduced in relation to that fund’s investment in Putnam Prime Money Market Fund. In addition, the table also identifies the income distributions earned, if any, by each fund for that fund’s investment in Putnam Prime Money Market Fund. Income distributions are recorded as income in the Statement of operations.

	Income
	distributions	Management
Fund Name	earned	fee waived

Putnam VT American Government
Income Fund	$347,858	$10,450
Putnam VT Capital Appreciation Fund	2,807	42
Putnam VT Capital Opportunities Fund	4,190	119
Putnam VT Discovery Growth Fund	21,854	564
Putnam VT Diversified Income Fund	194,969	6,337
Putnam VT Equity Income Fund	54,434	1,539
Putnam VT The George Putnam Fund
of Boston	314,613	9,466
Putnam VT Global Asset Allocation Fund	425,642	7,863

372

	Income
	distributions	Management
Fund Name	earned	fee waived

Putnam VT Global Equity Fund	$231,032	$7,239
Putnam VT Global Health Care Fund	126,695	4,007
Putnam VT Global Utilities Fund	27,383	895
Putnam VT Growth and Income Fund	324,719	8,017
Putnam VT Growth Opportunities Fund	18,965	556
Putnam VT High Yield Fund	483,638	14,821
Putnam VT Income Fund	941,526	28,236
Putnam VT International Equity Fund	137,089	4,540
Putnam VT International Growth
and Income Fund	47,161	1,329
Putnam VT International New
Opportunities Fund	138,886	4,603
Putnam VT Investors Fund	100,840	2,809
Putnam VT Mid Cap Value Fund	35,369	1,127
Putnam VT Money Market Fund	292,342	8,382
Putnam VT New Opportunities Fund	35,652	835
Putnam VT New Value Fund	53,594	1,682
Putnam VT OTC & Emerging Growth Fund	37,087	1,102
Putnam VT Research Fund	28,165	728
Putnam VT Small Cap Value Fund	57,141	1,851
Putnam VT Vista Fund	163,182	5,220
Putnam VT Voyager Fund	1,696,503	54,776

During the year ended December 31, 2008, each fund’s cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund were as follows:

		Proceeds
Fund Name	Cost of Purchases	of Sales

Putnam VT American Government
Income Fund	$77,267,898	$85,580,108
Putnam VT Capital Appreciation Fund	3,869,481	3,889,718
Putnam VT Capital Opportunities Fund	7,757,742	7,923,793
Putnam VT Discovery Growth Fund	12,655,353	13,720,135
Putnam VT Diversified Income Fund	137,411,863	147,260,453
Putnam VT Equity Income Fund	27,918,100	31,665,568
Putnam VT The George Putnam Fund
of Boston	155,357,436	164,585,464
Putnam VT Global Asset Allocation Fund	161,175,816	185,637,597
Putnam VT Global Equity Fund	135,575,118	136,225,112
Putnam VT Global Health Care Fund	39,387,831	47,999,644
Putnam VT Global Utilities Fund	63,214,631	66,146,143
Putnam VT Growth and Income Fund	171,130,400	205,900,856
Putnam VT Growth Opportunities Fund	14,035,969	14,099,246
Putnam VT High Yield Fund	70,397,650	104,207,428
Putnam VT Income Fund	256,882,255	270,370,095
Putnam VT International Equity Fund	162,324,240	167,254,831
Putnam VT International Growth
and Income Fund	59,007,759	59,007,759
Putnam VT International New
Opportunities Fund	82,839,616	85,215,113
Putnam VT Investors Fund	72,117,239	78,902,793
Putnam VT Mid Cap Value Fund	19,120,524	21,073,062
Putnam VT Money Market Fund	176,296,398	187,257,814
Putnam VT New Opportunities Fund	62,347,401	62,347,401
Putnam VT New Value Fund	91,105,277	91,105,277
Putnam VT OTC & Emerging Growth Fund	25,299,677	27,929,273
Putnam VT Research Fund	21,890,876	24,434,396
Putnam VT Small Cap Value Fund	58,479,810	62,032,893
Putnam VT Vista Fund	102,162,805	102,162,805
Putnam VT Voyager Fund	413,058,886	424,021,030

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, each fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

NOTE 6

SENIOR LOAN COMMITMENTS

During the year ended December 31, 2008, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT High Yield Fund, and Putnam VT Income Fund invested in senior loans, which are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7

UNFUNDED LOAN COMMITMENTS

As of December 31, 2008, the following funds had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Putnam VT Diversified Income Fund

Borrower	Unfunded Commitments

Community Health Systems, Inc.	$13,517
Golden Nugget, Inc.	27,879

Total	$ 41,396

Putnam VT High Yield Fund

Borrower	Unfunded Commitments

Bausch & Lomb, Inc.	$87,776
Community Health Systems, Inc.	35,306
Golden Nugget, Inc.	69,091

Total	$ 192,173

373

NOTE 8

REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters. In August 2008, the following funds received a payment from Putnam Management for the following amounts related to restitution payments in connection with a distribution plan approved by the SEC. These amounts are reported as Increase in capital from settlement payments line on the Statement of changes in net assets.

Fund Name	Amount

Putnam VT American Government Income Fund	$8,740
Putnam VT Capital Opportunities Fund	847
Putnam VT Diversified Income Fund	13,092
Putnam VT Global Equity Fund	9,884
Putnam VT Growth Opportunities Fund	2,948
Putnam VT Income Fund	55,580
Putnam VT International New Opportunities Fund	128,701
Putnam VT Mid Cap Value Fund	1,209
Putnam VT Vista Fund	275,551
Putnam VT Voyager Fund	38,969

NOTE 9

NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133 (“SFAS 133”), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the funds’ financial statement disclosures.

NOTE 10

MARKET AND CREDIT RISK

In the normal course of business the funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The funds may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

NOTE 11

ACTIONS BY TRUSTEES

The Trustees of the Putnam Funds have approved a plan to merge the following funds on February 17, 2009:

Acquired Fund	Acquiring Funds

Putnam VT Capital	Putnam VT Investors Fund
Appreciation Fund
Putnam VT Discovery Growth Fund	Putnam VT New
Opportunities Fund
Putnam VT New Value Fund	Putnam VT Equity Income Fund
Putnam VT OTC & Emerging Fund	Putnam VT Vista Fund

NOTE 12

MONEY MARKET FUND GUARANTEE PROGRAM

In September 2008, the Board of Trustees of the Putnam VT Money Market Fund approved the participation by the fund in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”), through December 18, 2008 and in December 2008 approved to extend the funds participation in the program through April 30, 2009. Under the Program, if the fund’s market value per share drops below $0.995 on any day while the Program is in effect, and the fund is subsequently liquidated, shareholders of record on that date who also held shares in the fund on September 19, 2008 may be eligible to receive a payment from the U.S. Department of Treasury. The Program required the fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the

374

number of shares outstanding as of September 19, 2008. The Program extension requires the fund to pay an additional 0.015% based on the number of shares outstanding as of September 19, 2008.

NOTE 13

OTHER ITEMS

In February 2009 pursuant to an authorized shareholder request, Putnam VT International New Opportunities Fund will have a redemption-in-kind, which is estimated to be $45 million or approximately 39% of the fund’s net assets as of December 31, 2008.

The following funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. As of December 31, 2008, due to a decrease in each of the following funds’ net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. Any decision by the counterparty to elect early termination could impact that fund’s future derivative activity. At December 31, 2008, the following funds had net unrealized gains/ (losses) on derivative contracts subject to the Master Agreements. Each fund intends to seek a waiver of or other relief from this provision from the counterparties.

	Net	Net
	unrealized	unrealized
Fund Name	gain	losses

Putnam VT The George Putnam Fund of Boston	$6,210,613	$(23,507,335)
Putnam VT Global Equity Fund	476,484	(1,357,639)
Putnam VT International Equity Fund	1,372,194	(7,082,387)
Putnam VT International Growth
and Income Fund	303,863	(1,994,195)
Putnam VT International New
Opportunities Fund	1,764,463	(1,998,897)
Putnam VT Research Fund	140,562	(175,258)
Putnam VT Voyager Fund	865,367	—

375

PUTNAM VARIABLE TRUST

Federal Tax Information
(Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the following fund hereby designates the following amounts as a capital gain dividend with respect to the taxable year ended December 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund Name	Amount

Putnam VT Global Health Care Fund	$15,003,564
Putnam VT Global Utilities Fund	12,040,918

For the year ended December 31, 2008 the following funds received interest and dividends from foreign countries and paid taxes to foreign countries in the following amounts (per share numbers, which are based on all share classes, are also included):

	Interest	Per	Foreign	Per
Fund Name	and Dividends	Share	Taxes Paid	Share

Putnam VT International Equity Fund	$37,992,164	$0.59	$1,683,185	$0.03
Putnam VT International Growth and
Income Fund	12,513,709	0.51	1,220,820	0.05
Putnam VT International New
Opportunities Fund	6,872,095	0.67	271,595	0.03

Each fund has designated the following percentages of the fund’s ordinary income distributions as qualifying for the dividends received deduction for corporations.

Qualifying
Fund Name	%

Putnam VT American Government Income Fund	—%
Putnam VT Capital Appreciation Fund	100.00
Putnam VT Capital Opportunities Fund	100.00
Putnam VT Discovery Growth Fund	100.00
Putnam VT Diversified Income Fund	—
Putnam VT Equity Income Fund	100.00
Putnam VT The George Putnam Fund of Boston	50.92
Putnam VT Global Asset Allocation Fund	15.08
Putnam VT Global Health Care Fund	—
Putnam VT Global Equity Fund	100.00
Putnam VT Global Utilities Fund	87.11
Putnam VT Growth and Income Fund	100.00
Putnam VT Growth Opportunities Fund	100.00
Putnam VT High Yield Fund	1.01
Putnam VT Income Fund	—
Putnam VT International Equity Fund	—
Putnam VT International Growth and Income Fund	—
Putnam VT International New Opportunities Fund	—
Putnam VT Investors Fund	100.00
Putnam VT Mid Cap Value Fund	100.00
Putnam VT Money Market Fund	—
Putnam VT New Opportunities Fund	100.00
Putnam VT New Value Fund	100.00
Putnam VT OTC & Emerging Growth Fund	—
Putnam VT Research Fund	100.00
Putnam VT Small Cap Value Fund	100.00
Putnam VT Vista Fund	100.00
Putnam VT Voyager Fund	100.00

376

PUTNAM VARIABLE TRUST

Shareholder Meeting Results
(Unaudited)

May 22, 2008 meeting

A proposal to approve investments in commodities for Putnam VT Global Asset Allocation Fund was approved as follows:

Votes	Votes
for	against	Abstentions	Broker non-votes

19,362,244	711,524	425,203	—

All tabulations are rounded to the nearest whole number.

377

PUTNAM VARIABLE TRUST
Brokerage Commissions
December 31, 2008 (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are Putnam’s groupings of funds and these groups’ largest relationships based upon brokerage commissions for the 12 months ended December 31, 2008.

GLOBAL ASSET ALLOCATION GROUP

Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Income Strategies Fund, Putnam RetirementReady Funds, and Putnam VT Global Asset Allocation Fund.

The top five firms that received brokerage commissions for trades executed for the Global Asset Allocation group are (in descending order) Citigroup Global Markets, Goldman, Sachs & Co., Merrill Lynch, Pierce, Fenner and Smith, Credit Suisse First Boston, and UBS Securities. Commissions paid to these firms together represented approximately 50% of the total brokerage commissions paid for the 12 months ended December 31, 2008.

Commissions paid to the next 10 firms together represented approximately 34% of the total brokerage commissions paid during the period. These firms are Deutsche Bank Securities, Investment Technology Group, Lehman Brothers, Midwest Research-Maxus Group, J.P.Morgan Securities, Morgan Stanley & Co., Nomura Securities International, Raymond James & Associates, RBC Capital Markets, and Weeden & Co.

INTERNATIONAL GROUP

Putnam Europe Equity Fund, Putnam Global Equity Fund, Putnam International Capital Opportunities Fund, Putnam International Equity Fund, Putnam International Growth and Income Fund, Putnam International New Opportunities Fund, Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, and Putnam VT International New Opportunities Fund.

The top five firms that received brokerage commissions for trades executed for the International group are (in descending order) Credit Suisse First Boston, UBS Securities, Deutsche Bank Securities, Citigroup Global Markets, and Goldman Sachs & Co. Commissions paid to these firms together represented approximately 47% of the total brokerage commissions paid for the 12 months ended December 31, 2008.

Commissions paid to the next 10 firms together represented approximately 34% of the total brokerage commissions paid during the period. These firms are Sanford C. Bernstein & Co., CLSA, Keefe, Bruyette & Woods, Lehman Brothers, Macquaire Securities (USA), Merrill Lynch, Pierce, Fenner and Smith, JPMorgan Securities, Morgan Stanley & Co., RBC Capital Markets, and Redburn Partners.

LARGE-CAP GROWTH GROUP

Putnam Growth Opportunities Fund, Putnam Voyager Fund, Putnam VT Growth Opportunities Fund, and Putnam VT Voyager Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Growth group are (in descending order) Morgan Stanley & Co., Goldman, Sachs & Co., UBS Securities, Weeden & Co., and Merrill Lynch, Pierce, Fenner and Smith. Commissions paid to these firms together represented approximately 48% of the total brokerage commissions paid for the 12 months ended December 31, 2008.

Commissions paid to the next 10 firms together represented approximately 29% of the total brokerage commissions paid during the period. These firms are Barclays Capital, Sanford C. Bernstein & Co., Citigroup Global Markets, Credit Suisse First Boston, Friedman, Billings, Ramsey & Co., JonesTrading, Knight Equity Markets, J.P.Morgan Securities, Pipeline Trading Systems, and RBC Capital Markets.

LARGE-CAP VALUE GROUP

The George Putnam Fund of Boston, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Equity Income Fund, The Putnam Fund for Growth and Income, Putnam New Value Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth and Income Fund, and Putnam VT New Value Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Value group are (in descending order) Morgan Stanley & Co., Merrill Lynch, Pierce, Fenner and Smith, Goldman, Sachs & Co., Weeden & Co., and Citigroup Global Markets. Commissions paid to these firms together represented approximately 48% of the total brokerage commissions paid for the 12 months ended December 31, 2008.

378

PUTNAM VARIABLE TRUST
Brokerage Commissions (Continued)
December 31, 2008 (Unaudited)

Commissions paid to the next 10 firms together represented approximately 35% of the total brokerage commissions paid during the period. These firms are Banc of America Securities, Sanford C. Bernstein & Co., Credit Suisse First Boston, Deutsche Bank Securities, JonesTrading, J.P.Morgan Securities, Pulse Trading, RBC Capital Markets, UBS Securities, and Wachovia Securities.

RESEARCH GROUP

Putnam Global Natural Resources Fund, Putnam Global Health Care Fund, Putnam Research Fund, Putnam Global Utilities Fund, Putnam VT Research Fund, and Putnam VT Global Utilities Fund.

The top five firms that received brokerage commissions for trades executed for the Research group are (in descending order) Credit Suisse First Boston, UBS Securities, Morgan Stanley & Co., Merrill Lynch, Pierce, Fenner and Smith, and Goldman Sachs & Co. Commissions paid to these firms together represented approximately 51% of the total brokerage commissions paid for the 12 months ended December 31, 2008.

Commissions paid to the next 10 firms together represented approximately 32% of the total brokerage commissions paid during the period. These firms are BNY ESI, Citigroup Global Markets, Deutsche Bank Securities, Handlesbanken Markets Securities, HSBC Bank PLC London, JPMorgan Securities, RBC Capital Markets, Redburn Partners, Wachovia Securities, and Weeden & Co.

U.S. CORE GROUP

Putnam Capital Appreciation Fund, Putnam Investors Fund, Putnam Tax Smart Equity Fund, Putnam VT Capital Appreciation Fund, and Putnam VT Investors Fund.

The top five firms that received brokerage commissions for trades executed for the U.S. Core group are (in descending order) Morgan Stanley & Co., Merrill Lynch, Pierce, Fenner and Smith, Goldman Sachs & Co., Weeden & Co., and Sanford C. Bernstein & Co. Commissions paid to these firms together represented approximately 51% of the total brokerage commissions paid for the 12 months ended December 31, 2008.

Commissions paid to the next 10 firms together represented approximately 36% of the total brokerage commissions paid during the period. These firms are Bear Stearns & Co., Citigroup Global Markets, Credit Suisse First Boston, Deutsche Bank Securities, Lehman Brothers, JPMorgan Securities, Pipeline Trading Systems, RBC Capital Markets, UBS Securities, and Wachovia Securities.

U.S. SMALL- AND MID-CAP GROUP

Putnam Capital Opportunities Fund, Putnam Discovery Growth Fund, Putnam Mid Cap Value Fund, Putnam New Opportunities Fund, Putnam OTC & Emerging Growth Fund, Putnam Small Cap Growth Fund, Putnam Small Cap Value Fund, Putnam Vista Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, and Putnam VT Vista Fund.

The top five firms that received brokerage commissions for trades executed for the U.S. Small- and Mid-Cap Core group are (in descending order) Morgan Stanley & Co., UBS Securities, Citigroup Global Markets, Credit Suisse First Boston, and Merrill Lynch, Pierce, Fenner and Smith. Commissions paid to these firms together represented approximately 42% of the total brokerage commissions paid for the 12 months ended December 31, 2008.

Commissions paid to the next 10 firms together represented approximately 34% of the total brokerage commissions paid during the period. These firms are Barclays Capital, SG Cowen Securities, Goldman, Sachs & Co., Lehman Brothers, J.P.Morgan Securities, Oppenheimer & Co., Piper Jaffray & Co., RBC Capital Markets, Wachovia Securities, and Weeden & Co.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.

379

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds
December 31, 2008

Jameson A. Baxter (Born 1943), Trustee since 1994, Vice Chairman since 2005

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., and the Mutual Fund Directors Forum. Until 2007, she was a Director of Banta Corporation (a printing and supply chain management company), Ryerson, Inc. (a metals service corporation), and Advocate Health Care. Until 2004, she was a Director of BoardSource (formerly the National Center for Nonprofit Boards); and until 2002, she was a Director of Intermatic Corporation (a manufacturer of energy control products). She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years.

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President of and Consultant to First Boston Corporation and Vice President and Principal of the Regency Group. She is a graduate of Mount Holyoke College.

Charles B. Curtis (Born 1940), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues), and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and serves as Director of Edison International and Southern California Edison. Until 2006, Mr. Curtis served as a member of the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson LLP, an international law firm headquartered in Washington, D.C. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy and Under Secretary of the U.S. Department of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

Robert J. Darretta (Born 1946), Trustee since 2007

Mr. Darretta serves as Director of UnitedHealth Group, a diversified health-care company.

Until April 2007, Mr. Darretta was Vice Chairman of the Board of Directors of Johnson & Johnson, one of the world’s largest and most broadly based health-care companies. Prior to 2007, he had responsibility for Johnson & Johnson’s finance, investor relations, information technology, and procurement function. He served as Johnson & Johnson Chief Financial Officer for a decade, prior to which he spent two years as Treasurer of the corporation and over ten years leading various Johnson & Johnson operating companies.

Mr. Darretta received a B.S. in Economics from Villanova University.

Myra R. Drucker (Born 1948), Trustee since 2004

Ms. Drucker is Chair of the Board of Trustees of Commonfund (a not-for-profit firm specializing in managing assets for educational endowments and foundations), Vice Chair of the Board of Trustees of Sarah Lawrence College, and a member of the Investment Committee of the Kresge Foundation (a charitable trust). She is also a Director of Interactive Data Corporation (a provider of financial market data and analytics to financial institutions and investors).

Ms. Drucker is an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years. She serves as an advisor to RCM Capital Management (an investment management firm) and to the Employee Benefits Investment Committee of The Boeing Company (an aerospace firm).

From November 2001 until August 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. From December 1992 to November 2001, Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a document company). Prior to December 1992, Ms. Drucker was Staff Vice President and Director of Trust Investments for International Paper (a paper and packaging company).

Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics, and portfolio theory at Temple University.

380

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Charles E. Haldeman, Jr.* (Born 1948), Trustee since 2004 and President of the Funds since 2007

Mr. Haldeman is Chairman of Putnam Investment Management, LLC and President of the Putnam Funds. Prior to July 2008, he was President and Chief Executive Officer of Putnam, LLC (“Putnam Investments”). Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments’ Investment Division.

Prior to joining Putnam in 2002, he held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President and Chief Operating Officer of United Asset Management. Mr. Haldeman was also a Partner and Director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves on the Board of Governors of the Investment Company Institute and as Chair of the Board of Trustees of Dartmouth College. He also serves on the Partners HealthCare Investment Committee, the Tuck School of Business Overseers, and the Harvard Business School Board of Dean’s Advisors. He is a graduate of Dartmouth College, Harvard Law School, and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

John A. Hill (Born 1942), Trustee since 1985 and Chairman since 2000

Mr. Hill is founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm specializing in the worldwide energy industry, with offices in Greenwich, Connecticut; Houston, Texas; London, England; and Shanghai, China. The firm’s investments on behalf of some of the nation’s largest pension and endowment funds are currently concentrated in 26 companies with annual revenues in excess of $13 billion, which employ over 100,000 people in 23 countries.

Mr. Hill is Chairman of the Board of Trustees of the Putnam Mutual Funds, a Director of Devon Energy Corporation and various private companies owned by First Reserve, and serves as a Trustee of Sarah Lawrence College where he chairs the Investment Committee.

Prior to forming First Reserve in 1983, Mr. Hill served as President of F. Eberstadt and Company, an investment banking and investment management firm. Between 1969 and 1976, Mr. Hill held various senior positions in Washington, D.C. with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy Administrator of the Federal Energy Administration during the Ford Administration.

Born and raised in Midland, Texas, he received his B.A. in Economics from Southern Methodist University and pursued graduate studies as a Woodrow Wilson Fellow.

Paul L. Joskow (Born 1947), Trustee since 1997

Dr. Joskow is an economist and President of the Alfred P. Sloan Foundation (a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance). He is on leave from his position as the Elizabeth and James Killian Professor of Economics and Management at the Massachusetts Institute of Technology (MIT), where he has been on the faculty since 1972. Dr. Joskow was the Director of the Center for Energy and Environmental Policy Research at MIT from 1999 through 2007.

Dr. Joskow serves as a Trustee of Yale University, as a Director of TransCanada Corporation (an energy company focused on natural gas transmission and power services) and of Exelon Corporation (an energy company focused on power services), and as a member of the Board of Overseers of the Boston Symphony Orchestra. Prior to August 2007, he served as a Director of National Grid (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure). Prior to July 2006, he served as President of the Yale University Council. Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution). Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published six books and numerous articles on industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition, and privatization policies — serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and MPhil from Yale University and a B.A. from Cornell University.

381

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Elizabeth T. Kennan (Born 1938), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. She is a Trustee of the National Trust for Historic Preservation, of Centre College, and of Midway College in Midway, Kentucky. Until 2006, she was a member of The Trustees of Reservations. Prior to 2001, Dr. Kennan served on the oversight committee of the Folger Shakespeare Library. Prior to June 2005, she was a Director of Talbots, Inc., and she has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance, and Kentucky Home Life Insurance. Dr. Kennan has also served as President of Five Colleges Incorporated and as a Trustee of Notre Dame University, and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history, and published numerous articles and two books. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda’s College at Oxford University, and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

Kenneth R. Leibler (Born 1949), Trustee since 2006

Mr. Leibler is a founder and former Chairman of the Boston Options Exchange, an electronic marketplace for the trading of derivative securities.

Mr. Leibler currently serves as a Trustee of Beth Israel Deaconess Hospital in Boston. He is also Lead Director of Ruder Finn Group, a global communications and advertising firm, and a Director of Northeast Utilities, which operates New England’s largest energy delivery system. Prior to December 2006, he served as a Director of the Optimum Funds group. Prior to October 2006, he served as a Director of ISO New England, the organization responsible for the operation of the electric generation system in the New England states. Prior to 2000, Mr. Leibler was a Director of the Investment Company Institute in Washington, D.C.

Prior to January 2005, Mr. Leibler served as Chairman and Chief Executive Officer of the Boston Stock Exchange. Prior to January 2000, he served as President and Chief Executive Officer of Liberty Financial Companies, a publicly traded diversified asset management organization. Prior to June 1990, Mr. Leibler served as President and Chief Operating Officer of the American Stock Exchange (AMEX), and at the time was the youngest person in AMEX history to hold the title of President. Prior to serving as AMEX President, he held the position of Chief Financial Officer, and headed its management and marketing operations. Mr. Leibler graduated magna cum laude with a degree in Economics from Syracuse University, where he was elected Phi Beta Kappa.

Robert E. Patterson (Born 1945), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, LP and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, Mr. Patterson was President and Trustee of Cabot Industrial Trust (a publicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government, and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

George Putnam, III (Born 1951), Trustee since 1984

Mr. Putnam is Chairman of New Generation Research, Inc. (a publisher of financial advisory and other research services), and President of New Generation Advisers, Inc. (a registered investment adviser to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser). He is a Trustee of St. Mark’s School and a Trustee of the Marine Biological Laboratory in Woods Hole, Massachusetts. Until 2006, he was a Trustee of Shore Country Day School, and until 2002, was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School, and Harvard Law School.

382

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Robert L. Reynolds* (Born 1952), Trustee since 2008

Mr. Reynolds is President and Chief Executive Officer of Putnam Investments, and a member of Putnam Investments’ Executive Board of Directors. He has more than 30 years of investment and financial services experience.

Prior to joining Putnam Investments in 2008, Mr. Reynolds was Vice Chairman and Chief Operating Officer of Fidelity Investments from 2000 to 2007. During this time, he served on the Board of Directors for FMR Corporation, Fidelity Investments Insurance Ltd., Fidelity Investments Canada Ltd., and Fidelity Management Trust Company. He was also a Trustee of the Fidelity Family of Funds. From 1984 to 2000, Mr. Reynolds served in a number of increasingly responsible leadership roles at Fidelity.

Mr. Reynolds serves on several not-for-profit boards, including those of the West Virginia University Foundation, Concord Museum, Dana-Farber Cancer Institute, Lahey Clinic, and Initiative for a Competitive Inner City in Boston. He is a member of the Chief Executives Club of Boston, the National Innovation Initiative, and the Council on Competitiveness.

Mr. Reynolds received a B.S. in Business Administration/Finance from West Virginia University.

Richard B. Worley (Born 1945), Trustee since 2004

Mr. Worley is Managing Partner of Permit Capital LLC, an investment management firm.

Mr. Worley serves as a Trustee of the University of Pennsylvania Medical Center, The Robert Wood Johnson Foundation (a philanthropic organization devoted to health-care issues), and the National Constitution Center. He is also a Director of The Colonial Williamsburg Foundation (a historical preservation organization), and the Philadelphia Orchestra Association. Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as President, Chief Executive Officer, and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm that was acquired by Morgan Stanley in 1996.

Mr. Worley holds a B.S. degree from the University of Tennessee and pursued graduate studies in economics at the University of Texas.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2008, there were 103 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustee who is an“interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. Mr. Reynolds is President and Chief Executive Officer of Putnam Investments. Mr. Haldeman is the President of your fund and each of the other Putnam funds and Chairman of Putnam Investment Management, LLC, and prior to July 2008 was President and Chief Executive Officer of Putnam Investments.

383

PUTNAM VARIABLE TRUST

Officers of the Putnam Funds
December 31, 2008

In addition to Charles E. Haldeman, Jr., the other officers of the fund are shown below:

Charles E. Porter (Born 1938)	Francis J. McNamara, III (Born 1955)
Executive Vice President, Principal Executive Officer, Associate	Vice President and Chief Legal Officer
Treasurer, and Compliance Liaison	Since 2004
Since 1989
Senior Managing Director, Putnam Investments, Putnam
Jonathan S. Horwitz (Born 1955)	Management and Putnam Retail Management. Prior to 2004,
Senior Vice President and Treasurer	General Counsel, State Street Research & Management Company
Since 2004
Robert R. Leveille (Born 1969)
Prior to 2004, Managing Director, Putnam Investments	Vice President and Chief Compliance Officer
Since 2007
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	Managing Director, Putnam Investments, Putnam Management,
Since 2002	and Putnam Retail Management. Prior to 2004, member of Bell
Boyd & Lloyd LLC. Prior to 2003, Vice President and Senior
Senior Managing Director, Putnam Investments	Counsel, Liberty Funds Group LLC

Janet C. Smith (Born 1965)	Mark C. Trenchard (Born 1962)
Vice President, Principal Accounting Officer	Vice President and BSA Compliance Officer
and Assistant Treasurer	Since 2002
Since 2007
Managing Director, Putnam Investments
Managing Director, Putnam Investments
and Putnam Management	Judith Cohen (Born 1945)
Vice President, Clerk and Assistant Treasurer
Susan G. Malloy (Born 1957)	Since 1993
Vice President and Assistant Treasurer
Since 2007	Wanda M. McManus (Born 1947)
Vice President, Senior Associate Treasurer and Assistant Clerk
Managing Director, Putnam Investments	Since 2005
Senior Associate Treasurer/Assistant Clerk of Funds
Beth S. Mazor (Born 1958)
Vice President	Nancy E. Florek (Born 1957)
Since 2002	Vice President, Assistant Clerk, Assistant Treasurer
and Proxy Manager
Managing Director, Putnam Investments	Since 2005

James P. Pappas (Born 1953)	Manager, Mutual Fund Proxy Voting
Vice President
Since 2004

Managing Director, Putnam Investments and Putnam
Management. During 2002, Chief Operating Officer,
Atalanta/Sosnoff Management Corporation

The address of each Officer is One Post Office Square, Boston, MA 02109.

384

PRESORTED
BOUND PRINTED
MATTER
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT # 269

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager
Putnam Investments Limited
57-59 St James's Street
London, England SW1A 1LD
Not applicable to all funds.

Investment Sub-Advisor
The Putnam Advisory Company, LLC
One Post Office Square
Boston, MA 02109
Not applicable to all funds.

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services, Inc.
Mailing address:
P.O. Box 8383
Boston, MA 02266-8383
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

Trustees
John A. Hill, *Chairman*
Jameson A. Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Robert L. Reynolds
Richard B. Worley

A world of investing.™

Putnam INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

The funds' Statement of Additional Information contains additional information about the funds' Trustees and is available without charge upon request by calling 1-800-225-1581.

AN505 254964 2/09

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes.

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Mr. Leibler, Mr. Hill and Mr. Darretta meets the financial literacy requirements of the New York Stock Exchange's rules and qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his pertinent experience and education. Certain other Trustees, although not on the Audit and Compliance Committee, would also qualify as "audit committee financial experts." The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal		Audit-
year	Audit	Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

December 31, 2008	$2,074,378	$--	$137,860	$14,222*

December 31, 2007	$1,758,423	$1,953	$123,564	$8,704 *

* Includes fees of $14,222 and $8,704 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal years ended December 31, 2008 and December 31, 2007, respectively. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2008 and December 31, 2007, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $323,628 and $209,851 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

December 31, 2008	$ -	$ 73,000	$ -	$ -

December 31, , 2007	$ -	$ 21,129	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: February 27, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 27, 2009